Exhibit 99.18

Seller Loan ID	Exception ID	Loan Status	Originator QM/ATR Status	TPR QM/ATR Status	Finding Group	Loan Exception Status	Moodys Final Exception Grade	Fitch Final Exception Grade	SP Final Exception Grade	Kroll Final Exception Grade	DBRS Final Exception Grade	Category	Breach Name	Initial Comment	Client/Seller Reponse Comments	Conclusion Comment	Waiver Or Exception	Waiver Or Exception Made By	Compensating Factors Merged	General Comments
300136487	8f35ad74-3af1-e511-99e0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file	03/28/2016: CDA	03/28/2016: A CDA report reflecting a value $798,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
300136487	f473255e-c252-4128-b3e5-7eb42be73418	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	Provide the Affiliated business Disclosure or lender Attestation Confirming no affiliation. The disclosure was not found in file.	03/29/2016: ABA lox	03/29/2016: Audit review of lender statement regarding no Affiliated Businesses is deemed acceptable, condition cleared.03/29/2016: Exception is pending review from Compliance.
300136487	35f98d6a-f6f1-e511-99e0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Third Party Fraud Tool (Report)	Provide the third party fraud report, which was not found in file.	03/29/2016: fraud guard	03/29/2016: Fraud tool was provided prior to the Note date. Audit reviewed and all red flags are cleared. Condition cleared.
300136487	743d16b1-0cf2-e511-99e0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Borrower did not acknowledge receipt of initial C.D. 3 days prior to consummation	Evidence of receipt of initial CD within X days prior to consummation was not provided.	03/29/2016: CD lox	03/29/2016: Audit re-analyzed the CD, and has determined that the loan closed on the 6th day. Therefore, initial CD requirements were met. Condition rescinded.
300335934	c3117869-0392-45e2-b30f-bbfe3b4fd458	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Total of Payments is not accurate	The CD dated XXXXXXXXX reflected total of payments as XXXXXX. The actual total of payments is XXXXXXXX, an over disclosure of XXXXXXXX
03/13/2017:  TOP over disclosure acknowledged by Client.  Loan will be rated a B.03/03/2017:  Per Compliance, the TOP calculation includes borrower paid fees only.  Fees paid by others are not included.  Condition remains.03/03/2017:  Pending Compliance review.03/02/2017:  If total of payment is over disclosed by more than $100 a revised CD is required.  Pending exception review by Client.

300335934	abd84761-c5fa-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Missing borrower’s documented Intent to Proceed	Intent to proceed disclosure was not acknowledged by the Borrowers. Please provide Borrower’s documented Intent to Proceed.	Intent to Proceed - In file at time of file delivery.	03/01/2017: Audit located intent to proceed in original loan file. Condition rescinded.
300335934	11f4d717-0afa-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file		03/01/2017: CDA provided reflecting a value of XXXXXXXXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300335932	6e2378e4-1048-4e1c-9bd2-c07c80c69485	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Total of Payments is not accurate	The CD dated XX/XX/XXXX reflected total of payments as $X,XXX,XXX.XX. The actual total of payments is $X,XXX,XXX.XX, an over-disclosure of $XX,XXX.XX.	03/10/2017: uploaded dd response regarding over disclosureUploaded copy of Mavent
03/30/2017: Client acknowledged.  Loan will be rated a B.03/10/2017: Audit reviewed the Lender Rebuttal, and has determined that the Total Schedule Payment ($X,XXX,XXX.XX) plus Prepaid Interest ($XXX.XX) plus CD Section D Total ($X,XXX.XX) equals Total of Payments ($X,XXX,XXX.XX). Per client request, if Total of Payments (TOP) is over disclosed by more than $100 then a revised CD is required. Provide revised CD,Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification. Condition remains.  03/01/2017:  Per Compliance, a TOP over disclosure of greater than $100 requires a revised Closing Disclosure.
No Mortgage Lates The Borrower has no mortgage lates; Reserves are higher than guideline minimum The Borrower has 20 mos reserves.; Full Documentation The loan file contains full documentation.
300335932	00074b7d-e6fd-e611-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Information required for General Information section not present in C.D.	Initial CD is missing the Sellers address.	The final CD has been updated which reflects the sellers address	03/01/2017: Audit reviewed original loan file. The initial CD was missing the Seller's address. The final CD reflected the Seller's address. Condition rescinded.			No Mortgage Lates The Borrower has no mortgage lates; Reserves are higher than guideline minimum The Borrower has 20 mos reserves.; Full Documentation The loan file contains full documentation.
300335932	c04af8dc-e4fd-e611-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Insufficient Credit Score	717 < 720 minimum FICO required per the guidelines.	Please see credit guides for credit scores between 700 and 719 this is permitted per guidelines	03/01/2017: Audit reviewed Credit Policy dated xxxxxxxx. Credit scores 700-719 are allowed with additional reserves. Borrower has sufficient reserves. Condition rescinded.			No Mortgage Lates The Borrower has no mortgage lates; Reserves are higher than guideline minimum The Borrower has 20 mos reserves.; Full Documentation The loan file contains full documentation.
300335932	a0bae0b2-e5fd-e611-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing asset documentation
Missing a fully executed copy of the executed buy-out agreement to document the source of funds for relocation from previous property. A photocopy of a sales contract or a listing agreement is not considered an acceptable source of verification of proceeds from the sale.

File contains ALL relo documents. Sending the following documents: email detailing relo funds, proof of receipt of relo funds, proof of deposit of relo funds, relo agreement, signed promissory not. All this was in the file, nothing more is required. Finding incorrect.

3/1/2017:  Audit reviewed the original loan file and located the equity advance statement, signed by closer, and sales contract.  Per the Lender's approval, the bank printout reflecting the deposit of the proceeds was not located in file.  Promissory note and bank printout received today.  Condition cleared.
No Mortgage Lates The Borrower has no mortgage lates; Reserves are higher than guideline minimum The Borrower has 20 mos reserves.; Full Documentation The loan file contains full documentation.
300335932	f086791b-0bfa-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		03/01/2017: CDA provided reflecting a value of $885,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.			No Mortgage Lates The Borrower has no mortgage lates; Reserves are higher than guideline minimum The Borrower has 20 mos reserves.; Full Documentation The loan file contains full documentation.
300199319	75ff30d0-325c-47ee-97ec-7708e9736a9d	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)
Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation.  When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met.
09/07/2016: hi, please see attached cd and icd. thank you,
09/07/2016: Audit reviewed executed initial CD, and has determined that they received CD same day as verified by e-signature, documentation submitted is deemed acceptable. Borrowers received the initial Closing Disclosure within 3 days prior to the loan consummation. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.24%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 748; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 35.10 months reserves

300199319	bf153c2e-4b70-e611-9c05-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	The Transfer Taxes in section E of the final Closing Disclosure is missing the name of the payee.	09/07/2016: please see attached cd thank you
09/07/2016: Audit review of revised CD includes payee to fees in Sections E, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated a Fitch 'B'.  Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.24%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 748; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 35.10 months reserves

300199319	cc980f66-b46f-e611-9c05-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in file.	09/09/2016: CDA
09/09/2016: A CDA report reflecting a value $1,400,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared09/07/2016: The CDA report provided reflects an incorrect address, the address on CDA (includes "S" before street name) does not reflect Note address. Investor to provide. Condition remains.Revised -09/02/2016: The CDA report provided reflects an incorrect address, the address on CDA does not reflect Note address. Condition remains.09/01/2016: A CDA report reflecting a value $1,400,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.24%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 748; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 35.10 months reserves

300199319	a38887b8-9e4c-4abe-a9cc-39cfdc7ab7c6	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The Settlement Agent License ID is missing.	09/07/2016: Hi, Settlement agents are not licensed in the state
09/07/2016: Audit review of CD Contact Information, other than Lender or Broker NMLS or Settlement Agents license number (if required by State), was corrected on the final CD is a non-material grade B. Loan will be rated a 'B' for all agencies. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.24%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 748; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 35.10 months reserves

300199319	e895d916-a2f5-41b3-9c11-f092a9743430	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.	The LE reflects an appraisal review fee of xxxxx with no resulting COC for any subsequent disclosures. The Final CD reflects an appraisal review fee of xxxxx resulting in a xxxxx refund due for cure.		09/01/2016: The Final CD reflects a lender credit of xxxxx that includes a xxxxx credit for the increase in closing costs above the legal limit. Loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.24%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 748; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 35.10 months reserves

300199319	9f72363c-0671-e611-9c05-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(w)	CB	B	B	Credit	Borrower Has Below The Minimum Number of Tradelines Required	Co-borrower has insufficient number of tradelines per guidelines.		09/02/2016: Audit acknowledges that the co-borrower's tradelines are outside of guidelines. Loan will be graded a B.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.24%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 748; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 35.10 months reserves

300199319	7a1c5b71-4f70-e611-9c05-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Executed Personal Tax Returns	Missing Executed Personal Tax Returns for Co-Borrower 2.	09/07/2016: hi, please see attached signed taxs for co-borrower. thank you,
09/07/2016: Audit reviewed submitted documentation, the Tax transcripts (2013,2014,2015) obtained directly from the IRS (prior to Note date) were used in lieu of signed tax returns and are acceptable for the loan to be classified as a Qualified Mortgage. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.24%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 748; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 35.10 months reserves

300199319	5f2620c7-4a70-e611-9c05-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Appraisal Review Fee in section B of the final Closing Disclosure is missing the name of the service provider.	09/07/2016: hi, please see attached cd. thank you
09/07/2016: Audit review of revised CD includes payee to fees in Sections B, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated a Fitch 'B'.  Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.24%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 748; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 35.10 months reserves

300223562	a476a40c-c36d-40bf-b202-a34912dda9c4	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Naming Convention in Origination Charges - Section A on C.D is not consistent	The naming convention of fees in section A of the LE and CD is not consistent. The final CD reflects Underwriting Fee and the LE dated xxxxxx reflects Lender Fee.
11/09/2016: Hi, We name that fee a lender fee within our system, but because we knew they were the investor, we had the post-consummation CD corrected because we are always conditioned that “lender fee” is not a specific enough name for the fee. Thank you

11/09/2016: Audit reviewed the Lender Rebuttal, and has determined that the classification of Section A fees using terminology of "Lender Fees" was corrected on the Final CD. Loan will be rated a Fitch B.

300223562	0cf785d4-0908-404f-8c6f-0f201c32be68	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The License ID of the Settlement Agent is missing.	11/09/2016: Hi, in the subject state the settlement agents are not required to be licensed. Thank you
11/09/2016: Audit review of missing CD Contact Information, other than Lender or Broker NMLS or Settlement Agents license number (if required by State), is a non-material grade B. Loan will be rated a 'B' for all agencies. Condition cleared.

300223562	58383933-3416-49e1-82d7-5a536446f36c	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee and Flood Cert Fee were not reflected in section B of the Closing Disclosure despite evidence of a credit report and a flood cert in the file.  The Credit Report Fee and Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
11/09/2016: Hi, please see attached. thank you,
11/09/2016: Audit review of lender attestation statement regarding Credit Report and Flood Determination Fees states that the fees are paid annually by the lender and not passed onto the borrower. Documentation submitted is deemed acceptable, condition cleared.

300223562	0dae6986-baa2-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	Missing "valid" WLSP. The WLSP in file is missing the verbiage for the borrower to refer to section C of the LE or Estimate costs to the borrower.		11/03/0216: Audit calculated section C fees and are within 10% tolerance for worst case scenario. Loan will be rated a B for all agencies.
300223562	b2060f46-baa2-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.	11/09/2016: CDA	11/09/2016: A CDA report reflecting a value $685,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
300223562	273e6b23-e5a4-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	General Compliance Exception
The subject loan was funded in a dry funding state.  Estimated Settlement Statement in file indicates a cash to borrower of xxxxxx vs. the final CD which reflects a cash to borrower of xxxx with a discrepancy of xxxx.  Please provide Final Settlement Statement and explanation of discrepancy.
															11/09/2016: Hi, The post-consummation CD matches the final settlement statement. This is how our loan funded. The figures are different based on the final fees and payoffs. thank you,	11/09/2016: Audit reviewed the Lender Rebuttal, and has determined that the final Settlement Statement matches the final CD. Documentation submitted is deemed acceptable. Condition cleared.
300205374	c940b8d0-cb30-46bd-a43f-1d96a1832ca2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing E Consent Disclosure	Missing the Borrower's Consent to Receive Communications Electronically. Provide E Consent disclosure for the borrowers.	10/14/2016: Hi, There is no e-consent because the disclosures were not sent electronically. The method of delivery is US Mail and In Person for all disclosures in disclosure tracking. thank you	10/14/2016: Audit reviewed timing requirement, and has determined that the e-consent is not required. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.73%.; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 745; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 35.80 months reserves

300205374	544144f4-0d8f-e611-98c2-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
Section A of the Final CD shows Lender Fees. Classification of Section A fees using terminology of "Lender Fees": Section 1026.37(f)(1) makes reference to an example of the description of services which specifically provides examples of the description of services. DESCRIPTION OF CHARGES. Other than for points charged in connection with the transaction to reduce the interest rate, for which specific language must be used, the creditor may use a general label that uses terminology that, under § 1026.37(f)(5), is consistent with § 1026.17(a)(1), clearly and conspicuously describes the service that is disclosed as an origination charge pursuant to § 1026.37(f)(1). Items that are listed under the subheading “Origination Charges” may include, for example, application fee, origination fee, underwriting fee, processing fee, verification fee, and rate-lock fee. A “lender fees” does not provide the borrower with that information.
10/21/2016: Finding is non-material and loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.73%.; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 745; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 35.80 months reserves

300205374	71fb3675-6542-4506-8722-1bf2d7ce27a5	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Funding occurred before RTC Expiration Date	The Right to Cancel reflects rescission expiration of xxxxxxxx. The loan disbursed prior to the end of the expiration period.	10/21/2016: hi, please see attached cd and loe to borrower. please note loe to borrower sent regular mail as there is no refund due to borrower. thank you
10/21/2016: Audit review of revised CD with corrected closing and disbursement dates, Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated a Fitch 'B'. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.73%.; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 745; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 35.80 months reserves

300205374	59b84f15-9897-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	General Compliance Exception
The CD provided in the loan file is missing the following fees: Credit Report and Flood Determination. Settlement fees must all be disclosed to the consumer regardless of who pays them. Per regulation (§ 1026.19(f)(2)(v), the creditor must deliver or place in the mail a corrected Closing Disclosure to correct numerical and non-numerical clerical errors no later than 60 calendar days after consummation.  Said documents were provided within the loan file, therefore a fee associated with pulling the documents are required. In the event the Lender pays annual dues that are not passed onto the borrower, please provide an attestation stating such in order to clear this violation for BOTH fees.
10/24/2016: hi, please see attached attestation letter. thank you
10/24/2016: Audit review of lender attestation statement regarding Credit Report and Flood Determination Fees states that the fees are paid annually by the lender and not passed onto the borrower. Documentation submitted is deemed acceptable, condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.73%.; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 745; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 35.80 months reserves

300205374	01abec29-0d8f-e611-98c2-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		10/10/2016: A CDA report dated 09/12/2016 reflected a value of $2,900,000 with a 0% variance to appraisal value.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.73%.; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 745; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 35.80 months reserves

300205374	c4fe546c-6b71-416a-9752-1e26bee9adfa	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The License ID of the Settlement Agent is missing.	10/18/2016: hi, settlement agents are not required to be licensed in the state
10/18/2016: Audit review of missing CD Contact Information, other than Lender or Broker NMLS or Settlement Agents license number (if required by State), is a non-material grade B. Loan will be rated a 'B' for all agencies. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.73%.; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 745; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 35.80 months reserves

300224934	a1092aec-f0d8-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to obtain Asset Documentation
Missing assets verification dated within 90 days of the Note date. The Investment statements provided in file are over 90 days old of the Note date.  Please provide an updated asset statement, additional conditions may apply.
01/20/2017: Hi, guidelines require the assets to be dated within 90 days of the underwriting date. They do not go by the note date. We meet this requirement. thank you
01/20/2017: Audit reviewed the Lender Rebuttal, and has determined that the Statement dated through xxxxxxxx  and is within 45 days of Application date of xxxxxxxx as per the guidelines. Condition cleared.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 779; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 99 months payment history with no late payments reported; Years in Primary Residence Borrowers have resided in subject for 17 years.

300224934	7a688297-2178-4741-acc2-61efd6851229	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Borrower not provided 3 day rescission period
Lender failed to allow 3 business days for the recession period; xxxxxxxxxx was included as a Rescission day; however, xxxxxxxxx was a Federal Holiday observance. Subject closed on Thurs xxxxxxxx with an Expiration date of xxxxxxx and funded on Tues xxxxxxxx

01/30/2017: Hi, please see attached. thank you01/27/2017: hi, please see attached documents. thank you01/24/2017: Hi, There was no rebuttal. The loan didn’t fund until xxxxxx. We sent the final CD. I have re-attached here as well as the final statement, which validates the funding date, there is no need to reopen rescission. thank you,01/20/2017: Hi, please see attached cd, loe to borrower and verification of delivery method. thank you,

01/30/2017: Audit reviewed documentation: Notification of error, reopened rescission, evidence of shipment and RTC with corrected dates was provided. The loan is out of the rescission period, rescission expired on xxxxxx. Condition cleared and will be rated a B.xxxxxxxx: Audit reviewed the documentation submitted, and has determined that the Notification of error, reopened rescission and correct RTC on was provided . Loan will be rated a Fitch B. HOWEVER, unable to clear condition as loan is currently in the rescission period, rescission expires on xxxxxxx. Also, MISSING evidence of shipment. Loan will be cleared when proof of delivery is provided and the rescission period has expired. Condition remains. 01/24/2017: Audit reviewed the Lender Rebuttal, and has determined that the borrower has the right to cancel the transaction within 3 business days from whichever of the following events occurs LAST: (1) The date of transaction (2) The date TIL was received (3) The date borrower received the Notice of Right to Cancel (RTC).  The LAST event that occurred was borrower's execution date verifying the receipt of the RTC, the date on the form should not mislead the borrower. Therefore, the expiration date is incorrect. Provide a Notification of error to borrower, reopened rescission, evidence of shipment and corrected RTC. Condition remains. 01/20/2017: Audit reviewed lender rebuttal, as well as revised CD, and has determined that re-disclosure is required to cure. Please provide Notification of the error (i.e., the letter to borrower), Re-opening of rescission, Refund to the borrower for amount to bring within tolerance (if applicable) and Evidence of shipment for evidentiary purposes. Condition remains.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 779; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 99 months payment history with no late payments reported; Years in Primary Residence Borrowers have resided in subject for 17 years.

300224934	dd2a0f5b-bad9-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	General Compliance Exception
The lender LE's in the loan file reflect the subject transaction as a refinance transaction and does not reflect a seller however; the CD's issues to the borrower reflected a seller.  Required use.The disclosure of the table in § 1026.38(e) may only be provided by a creditor in a transaction without a seller. The use of this alternative calculating cash to close table for transactions without a seller is required for transactions in which the Loan Estimate provided to the consumer disclosed the optional alternative table pursuant to § 1026.37(h)(2), and must be used in conjunction with the alternative disclosure under § 1026.38(d)(2).
01/20/2017: Hi, The format is consistent from LE to CD and there is no violation. Please waive. Thank you,
01/20/2017: Audit consulted with Compliance, and has determined that a refinance can be done on a Purchase CD. However, a Purchase cannot be done on a Refinance CD. Transaction is a Refinance. Condition cleared.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 779; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 99 months payment history with no late payments reported; Years in Primary Residence Borrowers have resided in subject for 17 years.

300224934	15516650-f0d8-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		01/17/2017: CDA provided reflecting a value of $1,825,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 779; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 99 months payment history with no late payments reported; Years in Primary Residence Borrowers have resided in subject for 17 years.

300224934	fa572661-b9d9-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	The WLSP is missing the required verbiage: To get you started with shopping, this list identifies some providers for the services you can shop for (see Section C on page 2 of your loan Estimate).		01/13/2017: Audit calculated section C fees and are within 10% tolerance for worst case scenario. Loan will be rated a B for all agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 779; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 99 months payment history with no late payments reported; Years in Primary Residence Borrowers have resided in subject for 17 years.

300224934	00d08d4f-dfbb-45f5-96ee-893ed6f20326	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX did not reflect a 2nd Appraisal fee and no resulting COC for any subsequent disclosures.  The final CD reflects a 2nd Appraisal fee of $XXX resulting in a $XXX refund due for cure.
01/13/2017: A RESPA Appraisal charge cure is shown on the final CD. Condition cleared. The loan will be rated a B for all agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 779; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 99 months payment history with no late payments reported; Years in Primary Residence Borrowers have resided in subject for 17 years.

300224934	0796949b-b7d9-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(w)	CB	B	B	Credit	Cash Out Exceeds Maximum Allowable	Cash out of xxxxxxxx > than the guideline maximum of xxxxx. The lender did not include all the consumer debts paid off at closing along with the cash in hand.		01/20/2017: Audit acknowledges that the cash out overage of xxxxxx (cash out xxxxxxxx vs xxxxxxxx guide max) is outside of guidelines. Loan will be graded a B.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 779; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 99 months payment history with no late payments reported; Years in Primary Residence Borrowers have resided in subject for 17 years.

300238111	47100095-ebac-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the file.	11/29/2016: CDA	11/29/2016: A CDA report reflecting a value $775,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
300238111	bbd8f63e-d3ad-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	DID SHOP Fee (Section C) & Recording Fee (Section E) exceeds 10% summary tolerance	The Recording fee as disclosed on the LE as xxxx and on the final CD as xxxx, exceeding the allowable xxx tolerance. A tolerance cure of xxxx is required.		11/18/2016: A Post close CD reflected the recording fees were corrected to xxxx and within tolerance. Condition cleared. The loan will be rated a B for all agencies.
300238111	212c48d5-d3ad-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	General Compliance Exception
All loan costs associated with the transaction need to be listed regardless of who pays the fee. 1026.38(f) Under the master heading “Closing Cost Details” with columns stating whether the charge was borrower-paid at or before closing, seller-paid at or before closing, or paid by others, all loan costs associated with the transaction, listed in a table under the heading “Loan Costs.” The table shall contain the items and amounts listed under four subheadings, described in paragraphs (f)(1) through (5) of this section.  The loan file contains a credit report and flood certificate.
12/01/2016: Received attestation these fees are not charged to the borrower. Condition cleared.
300238111	1afeb4c3-2eca-4e85-b28d-6989dd0a0159	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The License Number of the Settlement Agent is missing.		12/01/2016: Non-material finding. Loan will be rated a B.11/18/2017: A Post Close CD in the loan file is still missing the License Number. Condition remains.
300273332	5ba4c4c7-cfbb-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.	12/14/2016: CDA	12/14/2016: A CDA report reflecting a value $1,040,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 810; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with  62 months reserves; Years on Job Borrower has 15 years on job- per WVOE

300273332	6a4e6aff-7ec0-e611-86eb-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Changed Circumstance form	Missing corresponding COC for LE dated xxxxxx as the loan amounts has increased from xxxxxxxx to xxxxxxx. The file is missing evidence of a valid change of circumstance.	12/14/2016: Hi, please see attached. Thank you,	12/14/2016: Audit reviewed LE with corresponding COC, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 810; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with  62 months reserves; Years on Job Borrower has 15 years on job- per WVOE

300273332	1864788f-2ebe-e611-9869-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Hazard Insurance Shortfall
The loan file is missing the Cost Estimator from the insuring company. Hazard insurance coverage is $XXX.XX With no evidence of Replacement cost. The loan amount is xxxxxx  and cost of new replacement is $XXX.XX resulting in a $XXX.XX shortfall.
															12/14/2016: HI, Please see attached the hazard with estimator for #1. Thank you,	12/14/2016: Audit reviewed the documentation submitted, the provided document does confirms the cost to rebuild. Coverage is sufficient. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 810; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with  62 months reserves; Years on Job Borrower has 15 years on job- per WVOE

300273332	17adf98a-cfbb-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
All loan costs associated with the transaction need to be listed regardless of who pays the fee. 1026.38(f) Under the master heading “Closing Cost Details” with columns stating whether the charge was borrower-paid at or before closing, seller-paid at or before closing, or paid by others, all loan costs associated with the transaction, listed in a table under the heading “Loan Costs.” The table shall contain the items and amounts listed under four subheadings, described in paragraphs (f)(1) through (5) of this section.  The loan file contains a credit report and Life of Loan flood certificate- neither fee appear on the CD.
12/14/2016: Hi, please see attached. thank you
12/14/2016: Audit review of lender attestation statement regarding Credit Report and Flood Determination Fees states that the fees are paid annually by the lender and not passed onto the borrower. Documentation submitted is deemed acceptable, condition cleared.

 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 810; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with  62 months reserves; Years on Job Borrower has 15 years on job- per WVOE

300273332	576cc336-5e35-4146-93ba-ae022c6bb79c	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The License ID of the Settlement Agent is missing.	12/14/2016: HI, in the subject state settlement agents are not required to be licensed. thank you,
12/14/2016: Audit review of corrective CD includes all contact information required for the Lender, Broker, Real Estate Agents and Settlement Agent. Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated a 'B'.

 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 810; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with  62 months reserves; Years on Job Borrower has 15 years on job- per WVOE

300273332	88677d89-96c0-e611-86eb-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	General Compliance Exception
This loan is in a dry funding state.  The Estimated Settlement Statement in file indicates cash to close of $XX.XX vs. the final CD which reflects a cash to close of $XX.XX with a discrepancy of $XX.XX.  Please provide a final Alt A Settlement Statement.
12/14/2016: please see final cd as well as final settlement statement attached here. Figures match. thank you,
12/14/2016: Audit reviewed the Final Buyer's Statement and Corrective CD, and has determine that both reflect cash to close of $XXX,XXX.XX. Documentation submitted is deemed acceptable. Condition cleared.

 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 810; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with  62 months reserves; Years on Job Borrower has 15 years on job- per WVOE

300314295	783edf2b-4bdf-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the file		1/24/2017: CDA provided reflecting reconciled value of $1,664,536 at 0% variance is deemed acceptable. Condition cleared.			Years in Field 17 years in field
300314295	c019183a-26e1-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Assessor's Parcel Number is not consistent between Appraisal, Title, and/or Mortgage.	Appraisal APN is different than the Mortgage and the Title APN#	02/08/2017: Hi, please see attached prelim referencing correct apn. thank you	02/08/2017: Audit reviewed corrected Preliminary Title, and has determined that the APN on Title is consistent between the Appraisal and Mortgage. Condition cleared.			Years in Field 17 years in field
300314295	3b7ee7e6-31e1-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error
The final Closing Disclosure Contact Information section is incomplete.  The license number of the Settlement agent is missing. The Buyers Real Estate Broker is missing a Contact name.  The Buyers and Sellers Real Estate Brokers are both missing the email address. A Letter of Explanation and confirmation of delivery to the borrower is required.
02/08/2017: Hi, please see attached. thank you
02/08/2017: Audit review of revised CD includes all contact information required for the Lender, Broker, Real Estate Agents and Settlement Agent. Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated a 'B'.
Years in Field 17 years in field
300314295	836dda35-37e1-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Hazard Insurance Shortfall
Hazard Insurance Shortfall: The loan file is missing the Cost Estimator from the insuring company. Hazard Insurance coverage is xxxxxxxxxx with no verification of a replacement cost. The Appraisal shows a Total Estimate New Cost of xxxxxx. The loan amount is xxxxxx resulting in a xxxxxx shortfall. A letter of explanation to the borrower must also be issued.
02/09/2017: Hi, please see attached. thank you
02/09/2017:  Audit reviewed the documentation submitted, and has determined that a cost estimator was prepared by the borrower's insurance agent. Documentation from the insurance carrier does confirms the coverage amount is at least equal to 100% of the estimated replacement cost of the home. Coverage is sufficient. Condition cleared.
Years in Field 17 years in field
300251321	8b6f5e37-95bd-e611-9869-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in the file.	12/14/2016: CDA	12/14/2016: A CDA report reflecting a value $1,150,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
300251321	7a4c6480-1fbe-e611-9869-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Closing Disclosure document error
1026.38(g)(2) PREPAIDS. Under the subheading “Prepaids” and in the applicable column as described in paragraph (g) of this section, an itemization of each amount for charges described in § 1026.37(g)(2), the name of the person ultimately receiving the payment or government entity assessing the property tax, provided that the person ultimately receiving the payment need not be disclosed for the disclosure required by § 1026.37(g)(2)(iii) when disclosed pursuant to this paragraph, and the total of all such itemized amounts that are designated borrower paid at or before closing.  The loan file contains a credit report and life of loan flood cert.
12/15/2016: hi, please see attached cert. thank you,
12/15/2016: Audit review of lender attestation statement regarding Credit Report and Flood Determination Fees states that the fees are paid annually by the lender and not passed onto the borrower. Documentation submitted is deemed acceptable, condition cleared.

300251321	8c22f333-6869-4b14-9342-36eb899542c6	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated xxxxxxxx reflects an Appraisal Review Fee of xxxx with no resulting CoC for an subsequent disclosures.  The final CD reflects an Appraisal Review fee of xxx resulting in a xx refund due for cure.
12/12/2016: A RESPA Appraisal Review fee cure charge of $75 on the final CD. The loan will be rated a B for all agencies.
300251321	0ae9af6e-92c0-e611-86eb-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	General Compliance Exception
The subject loan was funded in a dry funding state.  Estimated Settlement Statement in file indicates a cash to close  of xxxxxxxxxx vs. the final CD which reflects a cash to close of xxxxxxxxx with a discrepancy of xxxxx.  Please provide Final Settlement Statement and explanation of discrepancy.
12/15/2016: Hi, please see attached cd and final settlement statement as well as loe to borrower and lender cert to verify delivery method. thank you
12/15/2016: Audit reviewed final Settlement Statement reflecting xxxxxxxxx deposit and $236.78 cash to borrower, and had determined that the revised final CD reflects on section L deposit of xxxxxxxx (xxxxxxx + xxxxxxx) with cash to close of xxxxx. Documentation submitted is deemed acceptable. Revised CD, Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated a B.

300251321	11f5eb43-95bd-e611-9869-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The Final Closing Disclosure Contact Information section is incomplete. The License Number of the Settlement Agent is missing. A LOE regarding the errors is required as well.	12/15/2016: hi, in the property state the settlement agents are not required to be licensed. thank you,	12/15/2016: Audit review of CD Contact Information reflects all required information. Condition cleared.
300262761	7718b4d5-e0e1-4b01-b6b6-8682d831828a	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	ECOA Non-Compliant: Appraisal disclosure not provided within 3 days of application.	Initial 1003 reflects the lender application date as xxxxx with Appraisal disclosure dated xxxxxx; Disclosure not provided within 3 days of application.	12/27/2016: hi, xxx is the app date and xxx was Veteran’s Day, which is a federal holiday, so xxxx is the 3rd business day because we do not include the weekend. thank you	12/27/2016: Audit concurs with the Lender Rebuttal, condition rescinded.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.51%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 762; Reserves are higher than guideline minimum UW Guides require 9 months Subject reserves, loan qualified with 16.10 months excess reserves

300262761	f7235bf0-ebc2-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(w)	CB	B	B	Credit	General Credit Exception
Client Overlay Exception, Client to Review - {One of the 4 borrowers has 6 open and active accounts however 2 of the 6 do not have a 12 month history. Borrower meets all other requirements including 1 account with a 45 month history}
															12/27/2016: Hi, please see attached approved exception. thank you	12/27/2016: Audit acknowledges that the credit trades were outside of guidelines. Loan will be graded a B.12/27/2016: Exception is pending review from client.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.51%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 762; Reserves are higher than guideline minimum UW Guides require 9 months Subject reserves, loan qualified with 16.10 months excess reserves

300262761	a5fab971-a21d-4fef-ac40-4d1dcb6f4a36	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The License ID of the Settlement Agent is missing.	12/27/2016: hi, in the property state settlement agents are not required to be licensed. thank you,
12/27/2016: Audit review of missing CD Contact Information, other than Lender or Broker NMLS or Settlement Agents license number (if required by State), is a non-material grade B. Loan will be rated a 'B' for all agencies.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.51%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 762; Reserves are higher than guideline minimum UW Guides require 9 months Subject reserves, loan qualified with 16.10 months excess reserves

300262761	5030c259-efa8-4e92-9824-cf40dee4f3ca	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report & Flood Cert fee was not reflected in section B of the Closing Disclosure despite evidence of a credit report & flood cert in the file.  The Credit Report Fee & Flood Cert Fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
12/27/2016: hi, please see attached lender cert. thank you
12/27/2016: Audit review of lender attestation statement regarding Credit Report and Flood Determination Fees states that the fees are paid annually by the lender and not passed onto the borrower. Documentation submitted is deemed acceptable, condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.51%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 762; Reserves are higher than guideline minimum UW Guides require 9 months Subject reserves, loan qualified with 16.10 months excess reserves

300262761	b7e9ec6e-0cc3-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.	12/23/2016: CDA	12/23/2016: A CDA report reflecting a value $1,212,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.51%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 762; Reserves are higher than guideline minimum UW Guides require 9 months Subject reserves, loan qualified with 16.10 months excess reserves

300262761	da6f4da0-0ec3-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Documentation	Final 1003 reports a xxx loan in liabilities section with no supporting documentation; please evidence asset account and respective loan debt as per application.
12/27/2016: hi, CB3 has a monthly deduction of xxxxxx on his pay stub labeled xxx plan. This is a contribution and not a loan but it was added as a liability taking a conservative approach . Supporting documentation shouldn’t be needed for a 401k loan. thank you

12/27/2016: Audit reviewed Lender Rebuttal, as well as documentation within the loan file, and has determined that QM does not consider the xxxx account to be debt included within the DTI. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.51%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 762; Reserves are higher than guideline minimum UW Guides require 9 months Subject reserves, loan qualified with 16.10 months excess reserves

300306337	fe9f1389-ec7e-4ded-8cae-2d38c802f445	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Total of Payments is not accurate	The Final CD reflected total of payments as xxxxxxxxx. The actual total of payments is xxxxxxx, an over-disclosure of xxx.		01/27/2017: Total of Payments (TOP) over disclosure less than xxx is non-material. Loan will be graded a B.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 765; No Mortgage Lates No mtg lates in 99 months reviewed; Reserves are higher than guideline minimum UW Guides require #12 months Subject reserves, loan qualified with #11.27 months excess reserves

300306337	a798bb68-a664-4f1d-8673-7925f49f148f	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as xxxxxxx a month versus the calculated value of xxxxxxxx; The lender used the incorrect amount of xxxxxx for the taxes versus the actual amount of xxxxxxxxx; The Lender excluded xxxxxx in annual additional taxes for parcel xxxxxx reported per county records

02/08/2017:Hi, The CD is correct, as the amount on page 1 reflects what the taxes are calculated with. Given that this was a new construction and there was some confusion with the parcels, etc. the prepaids on page 2 only reflect the balance that was showing due when we received the file from escrow. The CD will not be corrected, as the monthly amounts would then be misrepresented for what the borrower is actually responsible for. thank you

02/08/2017: Audit review of CD Estimated Taxes, Insurance & Assessments section is a non-material grade B for difference of xxxx. Loan will be rated a 'B' for all agencies. Condition cleared.02/07/2017:  Audit reviewed taxes, insurance and assessments on post close CD.  The actual taxes per page 2 of the CD are xxxxxxx.  The tax portion of estimated taxes, insurance & assessment on page 1 of the CD is xxxxxx.  Please provide corrected CD with accurate tax information on page 1.  Condition remains.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 765; No Mortgage Lates No mtg lates in 99 months reviewed; Reserves are higher than guideline minimum UW Guides require #12 months Subject reserves, loan qualified with #11.27 months excess reserves

300306337	d3b75cc9-62df-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Assessor's Parcel Number is not consistent between Appraisal, Title, and/or Mortgage.	Assessor's parcel number is not consistent between Appraisal, Title and Mortgage; Title, Deed and Mortgage reflect two parcels PIN number's with appraisal reflecting only one.	01/27/2017: Hi, Appraiser addresses lot line adjustment in report. See comments on last 4 pages of the report have the lot line adjustment information as well. Thank you
01/27/2017: Audit re-analyzed Appraisal and Title, and has determined that the subject property was undergoing a lot line adjustment with the City at the time of closing. Documentation was recorded with the city regarding the lot line adjustment.  The Appraiser notates this within the Appraisal "additional comments" and a copy of the lot adjustment was included with the Title. Condition cleared.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 765; No Mortgage Lates No mtg lates in 99 months reviewed; Reserves are higher than guideline minimum UW Guides require #12 months Subject reserves, loan qualified with #11.27 months excess reserves

300306337	a57365ad-9055-48a7-a8e7-69ba06a7b3b0	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated xxxxxx reflects an Appraisal fee of xxxxxxx with no resulting COC for any subsequent disclosures. The Final CD reflects a fee of xxxxx. These fees are in a xx tolerance section. Lender tolerance cure of xxxxx is required.
01/24/2017: The Final CD provided in the loan file reflects a tolerance cure of xxxxx, which is sufficient. Loan will be rated a B for all agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 765; No Mortgage Lates No mtg lates in 99 months reviewed; Reserves are higher than guideline minimum UW Guides require #12 months Subject reserves, loan qualified with #11.27 months excess reserves

300306337	0578d1e5-8fe1-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		01/24/2017: A CDA report reflecting a value $1,895,000 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 765; No Mortgage Lates No mtg lates in 99 months reviewed; Reserves are higher than guideline minimum UW Guides require #12 months Subject reserves, loan qualified with #11.27 months excess reserves

300306337	9b4c2798-94e1-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert fee was not reflected in section B of the Closing Disclosure despite evidence of a flood cert in the file. The Flood Cert Fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.A Credit report fee was not reflected in section B of the Closing Disclosure despite evidence of a credit report is in the file. The credit report Fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
02/07/2017: Per compliance, letter is acceptable. Condition cleared.02/07/2017: Pending compliance review
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 765; No Mortgage Lates No mtg lates in 99 months reviewed; Reserves are higher than guideline minimum UW Guides require #12 months Subject reserves, loan qualified with #11.27 months excess reserves

300306337	15ca9905-94e1-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	The Closing Disclosure in Section (H), Home Warranty does not show the payee.		02/07/2017: Received explanation letter and post consummation CD with payee reflected in Section H. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 765; No Mortgage Lates No mtg lates in 99 months reviewed; Reserves are higher than guideline minimum UW Guides require #12 months Subject reserves, loan qualified with #11.27 months excess reserves

300306337	5e3cce91-6588-4998-9391-e381d8e1419f	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The License Number of the Settlement Agent is missing. Please provide a LOE to the borrower and confirmation of delivery.		02/07/2017: Received explanation letter and post consummation CD reflecting Settlement Agent's license number. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 765; No Mortgage Lates No mtg lates in 99 months reviewed; Reserves are higher than guideline minimum UW Guides require #12 months Subject reserves, loan qualified with #11.27 months excess reserves

300306337	edf1379c-a2e1-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing hazard insurance declaration	Missing hazard insurance declaration; The effective date of the hazard policy is dated after the Note Date.
01/27/2017: Hi, The hazard insurance has an effective date after Note date and loan was funded after effective date. Hazard insurance was in effect at time of loan funding. This condition should be waived. Thank you

01/27/2017: Audit reviewed the Lender Rebuttal, as well as Mortgage Notary execution date, and has determine that the borrower consummated the loan AFTER the Hazard Insurance effective date. Condition cleared.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 765; No Mortgage Lates No mtg lates in 99 months reviewed; Reserves are higher than guideline minimum UW Guides require #12 months Subject reserves, loan qualified with #11.27 months excess reserves

300306337	19ac66e3-93e1-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	DTI Exceeds Guidelines
DTI exceeds guidelines due to variance in subject taxes; Lender reflected taxes at xxxxx which excluded xxxxx in annual additional taxes for other parcel reported per county records: Loan Fails criteria for Qualified Mortgage

02/01/2017: Hi, please see attached. thank you,01/27/2017: Hi, This is a purchase transaction so subject property taxes were calculated using the tax rate from tax bill of xxxxx + direct charges of xxxxxx x purchase price of xxxxxx. There are two APN numbers/parcels however these were both included in the purchase price already and the tax rate is the same with both parcels. Thank you

02/07/2017:  Audit reviewed Lender's rebuttal and agrees, borrower does not own entire parcel in question.  Condition rescinded.02/01/2017: Audit reviewed the Lender Rebuttal, and has determined that additional evidence of taxes are required for parcel verification. Title company to verify parcel's and tax amounts for the subject property, as Preliminary title dated 01/06/2017 reflects BOTH parcels with tax amounts. Condition remains. 02/01/2017: e-mailed DM/ADM, please advise 01/27/2017: Audit re-analyzed the property tax, and has determined that the Preliminary Title Report with effective date 3 days before closing reflects parcel xxx-xxx-xxx annual amount of xxxxxxxxxx AND parcel xxx-xxx-xxx annual amount of xxxxxxx for a total of xxxxxxx per month. The Appraisal does not include the second parcel due to the subject property was undergoing a lot line adjustment with the City at the time of closing. Therefore, the Appraisal does not reflect the portion of xxx nor the taxes for said Lot. Condition remains.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 765; No Mortgage Lates No mtg lates in 99 months reviewed; Reserves are higher than guideline minimum UW Guides require #12 months Subject reserves, loan qualified with #11.27 months excess reserves

300306337	8d87be1d-95e1-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing YTD Profit & Loss
Appendix Q, requires signed Profit & Loss Statement and Balance Statement for self-employed borrowers. The profit & loss statement and Balance Statement in the file are not executed. Loan is considered non QM
01/27/2017: Hi, please see attached signed p&l/bal sheet. thank you
01/27/2017: Audit reviewed executed P&L and Balance Sheet, and has determined that said documentation submitted is deemed acceptable. QM requirements have been met with regards to this finding. Condition cleared.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 765; No Mortgage Lates No mtg lates in 99 months reviewed; Reserves are higher than guideline minimum UW Guides require #12 months Subject reserves, loan qualified with #11.27 months excess reserves

300306337	8ff82171-95e1-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing verbal verification of employment	Missing verbal verification of employment for self-employed borrower; The VVOE was not obtained within 10 days of note date.	01/27/2017: Hi, See attached. We have 3rd party verification of business via website and business license is within 10 days of note date. VVOE was completed prior to the funding date. Thank you	01/27/2017: Audit reviewed the VOE (Secretary of State) documentation submitted, and has determined that the document provided was within 30 days prior to the Note date. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 765; No Mortgage Lates No mtg lates in 99 months reviewed; Reserves are higher than guideline minimum UW Guides require #12 months Subject reserves, loan qualified with #11.27 months excess reserves

300296246	ebf4eb60-96d4-4e77-8731-36f91a614a22	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee and Flood Cert Fee were not reflected in section B of the Closing Disclosure despite evidence of a credit report and a flood cert in the file.  The Credit Report Fee and Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
01/23/17: Lender provided an attestation that the lender pays for Flood and credit report fees. Condition cleared. 01/23/17: Sent to counsel for review.
300296246	c12c7127-3689-49e4-a399-d1725deb88f5	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error
The final Closing Disclosure Contact Information section is incomplete. The license number of the Settlement agent is missing.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.
01/19/17: Settlement agents are not required to be licensed in the state of California.
01/24/2017: Received revised CD with Settlement agent license number and evidence of mailing. Condition cleared. 01/23/17: The requirement to list license IDs on the CD is not state specific for the lender and Settlement agent company. Only the settlement agent contact license ID would be a state requirement. So all lenders and settlement agent companies should have an NMLS ID or state license ID listed. Condition maintained.

300296246	177b2635-f8dc-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.		01/18/2017: A CDA report reflecting a value $1,000,000 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
300186822	6df95bc7-0b86-49b5-945f-f701d47ac64f	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as xxxxxxx a month vs. the calculated value of xxxxx a month. The lender used the incorrect amount of xxxxxxxx for the taxes vs. the actual amount of xxxxxx.

09/02/2016: seeing as the indicated is specifically titled "Estimated Taxes", this should be cleared. It does not have a negative impact on the borrower as his actual tax amount is lower. please clear this condition
09/02/2016: Audit review of CD Estimated Taxes, Insurance & Assessments section is a non-material grade B for difference of xxxx. Loan will be rated a 'B' for all agencies. Condition cleared.
300186822	c4e92235-a26b-e611-9c05-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)
The Lender's Title Insurance, Mobile Notary, Recording and Settlement or Closing fees charged by the settlement service provider in section C of the final Closing Disclosure is missing the introductory description "Title - " Section 1026.37(f)(2) of the regulation indicates : For any item that is a component of title insurance or is for conducting the closing, the introductory description “Title —” shall appear at the beginning of the label for that item.
09/02/2016: please see attached
09/02/2016: Audit reviewed CD, the LE/CD fees that were not prefixed with "Title" has been included on revised CD, and are acceptable. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'. Condition cleared.

300186822	51217fc2-a16b-e611-9c05-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C)	The Settlement or Closing fee in section C of the final Closing Disclosure is missing the name of the service provider.	09/02/2016: please see attached
09/02/2016: Audit review of revised CD includes payee to all fees in Sections A, B and C and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a Fitch 'B'.  Condition cleared.08/26/2016: A Post Closing CD provided in the loan file reflects the service provider. Loan will be rated a B for all agencies.

300186822	0ba065e1-6028-4355-a90c-213a093ed7a5	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The Settlement Agent License ID is missing.	09/02/2016: please see attached
09/02/2016: Audit review of revised CD includes contact information required for the Lender, Broker, Real Estate Agents and Settlement Agent. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided.  Loan will be rated a 'B'. Condition cleared.08/26/2016: A Post Closing CD provided in the loan file reflects the Settlement Agents License ID. Loan will be rated a B for all agencies.

300186822	9a234393-066b-e611-9c05-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.		08/26/2016: CDA reflecting a value of $1,080,000 which is a 0.0% variance. Condition cleared.
300335931	aa84b086-952d-431c-a2e1-236c80d715bf	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Naming Convention in Services Borrower DID SHOP Fee (Section C) on C.D. is not consistent with L.E.	The CD reflects a fee for Borrower's Attorney- not shown on the LE- The naming convention is not consistent
04/05/17: It was unknown that the borrower was bringing their attorney to closing so, the Borrower’s attorney fee could not be shown on the LE. This does not create a violation as this fee falls under charges that can change
04/06/17: Upon further review. Condition rescinded.
300335931	c08e836c-8ffc-e611-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.	The LE dated xxxxxxx does not reflect CD fees of an Attorney Fee of xxx, Title Search Fee of xxx and UUC recordings totaling xxx		02/27/2017: Final CD shows a sufficient tolerance cure in the amount of xxxx. Loan will be graded a B for all agencies.
300335931	74dd2001-0805-4129-ae60-c66e02670e64	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
CD Estimated Taxes, Insurance & Assessments are understated. Actual T, I &A totals xxxxxxx; CD reflects xxxxx, an under disclosure in the amount of xxxxxxx primarily reflecting HOA fees. A Letter of Explanation and confirmation of delivery to the borrower is required.

04/11/2017: Audit review of missing completed LE/CD Estimated Taxes, Insurance & Assessments section is a non-material grade B. No escrows were collected. An issue would come in if escrows were not disclose at all or a component of the escrow BEING ESTABLISHED were not disclosed.  Loan will be rated a 'B' for all agencies. 04/06/2017:  Received post consummation dated > 60 days post-closing.  There is no cure under the TRID rule for 60 days from discovery – the TRID rule specifies 60 days from consummation for clerical errors and tolerance cures.

300335931	46f51438-3ffd-e611-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the file.		03/10/2017: CDA provided reflecting a value of $1,275,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300335931	4ee7b0d7-67de-4ff2-b4da-d0e7adce00a1	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The license number of the Settlement Agent is missing.
04/11/2017: Audit review of missing LE/CD Contact Information, other than Lender or Broker NMLS or Settlement Agents license number (if required by State), is a non-material grade B. Loan will be rated a 'B' for all agencies. 4/06/2017:  Received post consummation dated > 60 days post-closing.  There is no cure under the TRID rule for 60 days from discovery – the TRID rule specifies 60 days from consummation for clerical errors and tolerance cures.

300335929	7a87211a-3ce4-41ce-970a-f93e709bab40	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The NMLS License Number of the Settlement Agent is missing.		Cured post close
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 748; Years in Field Borrower has 12 years in Field  ; Years in Field UW Guides require 12 months reserves, loan qualified with 33.6 months reserves

300335929	6a3e26e5-cffd-e611-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(w)	CB	B	B	Credit	LTV exceeds guidelines	80% LTV exceeds the Retail 02.08.2016 guideline maximum LTV of 75% for second home purchase.	03/01/2017 Lender granted a variance to allow an LTV of 80.00% in lieu of 75.00%	03/07/2017: Audit acknowledges the client approved exception for LTV exceeds maximum LTV of 75% for second home purchase. Loan will be rated a B.03/02/2017: Pending exception review by Client
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 748; Years in Field Borrower has 12 years in Field  ; Years in Field UW Guides require 12 months reserves, loan qualified with 33.6 months reserves

300335929	0d32f221-f692-48ad-8fbf-181287874ef7	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for General Information section not present in C.D.	The CD is missing required data under the General Information section for the field titled Seller's address.		Cured post close
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 748; Years in Field Borrower has 12 years in Field  ; Years in Field UW Guides require 12 months reserves, loan qualified with 33.6 months reserves

300335929	09e98764-9dfa-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the file.		03/02/2017: CDA provided reflecting a value of $759,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 748; Years in Field Borrower has 12 years in Field  ; Years in Field UW Guides require 12 months reserves, loan qualified with 33.6 months reserves

300335927	f88f5377-bdfa-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the file.		03/01/2017: CDA provided reflecting a value of $1,200,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300335927	1a5e8eda-9bb9-4714-8e3d-06a4b8f05065	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Loan Estimate / LE Not in File	The Loan Estimate was not provided in the file.		03/01/2017: Received Loan Estimate and WLSP dated xxxxxxxx: Compliance testing complete. Condition cleared.
300335926	acf821b3-d60f-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the file.		03/24/2017: CDA provided reflecting a value of $560,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300335926	dbdd1eac-7503-4505-9797-673c7834f74a	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately	The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as xxxxx a month vs. the calculated value of xxxxxx a month. The lender did not include HOA of xxx.
04/11/2017: Audit review of missing completed LE/CD Estimated Taxes, Insurance & Assessments section is a non-material grade B. No escrows were collected. An issue would come in if escrows were not disclose at all or a component of the escrow BEING ESTABLISHED were not disclosed.  Loan will be rated a 'B' for all agencies.4/07/2017:  Received post consummation dated > 60 days post-closing.  There is no cure under the TRID rule for 60 days from discovery – the TRID rule specifies 60 days from consummation for clerical errors and tolerance cures.

300335925	11a29d8b-f0f9-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.		03/03/2017: CDA provided reflecting a value of $835,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300335924	66811347-49fd-e611-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Missing a CDA report.		03/02/2017: CDA provided reflecting a value of $1,800,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300335924	e9c68ada-dd22-44a1-9aa7-da29196fab7e	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	3 day rescission period not provided	The RTC Expiration date is xxxxxx, the loan disbursement date is xxxxxxxx.		03/02/2017: Received explanation letter, new right to cancel reopening rescission period and air bill. Condition cleared.
300335924	6e2e44ac-615a-45b1-acbd-82b71384e7ca	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Lender Credits on Final Closing Disclosure at closing is inaccurate in relation to previous Initial disclosure(s)
The LE dated xxxxxxx reflects a lender credit in the amount of xxxxxx. The lender credit decreased to xxxxxx on the final CD dated with no indication of a valid COC to account for the xxxxxx decrease in the credit.
03/03/2017: Lender provided all change in circumstance forms verifying changes in lender credits. Condition cleared.
300335923	589eebfb-61ff-e611-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.	03/08/2017: CDA	03/08/2017: A CDA report reflecting a value $680,000.00, which is a -2.9% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
300335923	8b72749e-2ca9-44ae-9f7f-78dc6136d28e	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Total of Payments is not accurate	The CD dated xxxx reflected total of payments as xxxxxxx. The actual total of payments is xxxxxxx, an over-disclosure of xxxx."	03/21/2017: uploaded mavent	03/23/20017: Per Client, acknowledge the TOP over disclosure exception. Condition cleared.03/21/2017: Pending client review.
300335923	9c413c90-9102-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Rate Lock Agreement	Provide extended rate lock confirming interest rate was protected at time of closing. The rate lock in file is valid through xxxx, the Note is dated xxxxx.	03/30/17: The borrower was given a free x day extension on their rate to allow them to close without paying for a rate extension.	03/31/17: Evidence of rate lock provided. Condition cleared.
300335923	fc286ebc-9102-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Closing Disclosure document error	The initial CD dated xxxxxxxx, the interim CD dated xxxxxxxx and the final CD dated xxxxxx, Section B/Appraisal Fee reflects a credit of xxxx. This fee should be in Section J or L.		03/16/2017: Per compliance, borrower POC xxxx for the appraisal but the actual cost was xxxx, the lender disclosed the fee refund correctly. Condition rescinded.
300335919	e2af7789-e8fd-e611-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)	The LE dated xxxxxxxx reflects a xx Recording fee. Final CD shows a xxx fee.		02/28/2017: Final CD shows a sufficient tolerance cure in the amount of xxx. Loan will be graded a B for all agencies.
300335919	54c4eaa1-0b2e-4c13-b995-b480d4cd4d7a	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Incorrect rescission model – Same lender refinance requires form H-9	Incorrect Right to Cancel Disclosure form: Loan is a refinance with the current Lender. ROR form should be an H-9.	03/08/2017: Uploading H( Notice of Right to Cancel
03/13/2017: Audit received the Notification of error, reopened rescission, evidence of shipment and RTC with corrected form H9. The loan is out of the rescission period, rescission expired on xxxxx. Condition cleared and loan will be rated a Fitch B.03/08/2017: Audit reviewed the documentation submitted, and has determined that the Notification of error,  reopened rescission, evidence of shipment and corrected RTC was provided . Loan will be rated a Fitch B.  HOWEVER, unable to clear condition as loan is currently in the rescission period, rescission expires on xxxxxx. Loan will be cleared when the rescission period has expired. Condition remains.03/06/2017:  Based on the rulings in the First, Fourth, Sixth and Eleventh Circuit Courts, it is permissible to utilize Model Form H8 on transactions that would otherwise require the use of Model Form H9.  Subject property is in the Ninth Circuit Court.  Condition remains.

300335919	611b33f1-e8fd-e611-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		03/06/2017: CDA provided reflecting a value of $1,870,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300335918	32ba2a35-100f-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in the file. The CDA provided has an incorrect street name. (Pi)		03/29/2017: CDA provided reflecting a value of $580,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300335917	58c79add-d5fe-e611-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Lender Refund to Cure insufficient to cover overages in C.D. Services Borrower DID NOT SHOP Fee - Section B (Undisclosed and Under Disclosed)	Appraisal Fee on CD dated XX/XX/XXXX is $XX.XX. LE dated xxxxx does not lists this fee. This fee is in a X.XX.% tolerance section. Lender tolerance cure of $XX.XX. is required.		03/01/2017: Lender issued cure of $XX.XX. On final CD. Loan to be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guideline require max DTI of 43%, loan qualifies with DTI of 39.15%.; FICO is higher than guideline minimum UW Guidelines require FICO of 740, loan qualifies with FICO of 760.; Reserves are higher than guideline minimum UW Guidelin require 6 months reserves,loan qualifies with 20 months reserves.

300335917	12384967-1043-4288-998f-f2fc01315525	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Total of Payments is not accurate	The CD dated XX/XX/XXXX reflected total of payments as $XX.XX.. The actual total of payments is $XX.XX, an under-disclosure of $XX.XX.		03/06/2017: Audit recalculated total of payments as xxxx, difference of xxxx. Condition cleared.
 DTI is lower than guideline maximum UW Guideline require max DTI of 43%, loan qualifies with DTI of 39.15%.; FICO is higher than guideline minimum UW Guidelines require FICO of 740, loan qualifies with FICO of 760.; Reserves are higher than guideline minimum UW Guidelin require 6 months reserves,loan qualifies with 20 months reserves.

300335917	87400b95-24fd-e611-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	The CDA report is missing from the file.		03/03/2017: CDA provided reflecting a value of $890,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guideline require max DTI of 43%, loan qualifies with DTI of 39.15%.; FICO is higher than guideline minimum UW Guidelines require FICO of 740, loan qualifies with FICO of 760.; Reserves are higher than guideline minimum UW Guidelin require 6 months reserves,loan qualifies with 20 months reserves.

300335917	928cc288-11fa-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to obtain Verification of Rent
Missing cancelled rent checks and verification of rent (as applicable) supporting 0x30 for the most recent 12 month period. Per lender guidelines, cancelled checks or verification of rent supporting no late payments, must be provided.

04/04/2017: Called (person who signed the VOR) and confirmed that borrower's rent is in fact xxxx and that the borrower paid additional charges for Storage and Parking which explained why bk stmt was reflecting xxxx per month.

04/04/2017: Audit reviewed Lender Rebuttal, and has determined that the VOR is sufficient to verify rental history. Condition cleared. 03/06/2017:  Received VOR verifying 0x30x14.  Verification is not from a private party, cancelled checks not required.  However, the amount of rent is xxxx/month per VOR, 1008 & 1003.  The Borrower's xxxxxxx xxxx reflect xxx for October and November xxxx.  Unable to locate explanation letter in file.  Please provide clarification.

 DTI is lower than guideline maximum UW Guideline require max DTI of 43%, loan qualifies with DTI of 39.15%.; FICO is higher than guideline minimum UW Guidelines require FICO of 740, loan qualifies with FICO of 760.; Reserves are higher than guideline minimum UW Guidelin require 6 months reserves,loan qualifies with 20 months reserves.

300335917	99d7f271-d5fe-e611-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)
Missing evidence of borrower receipt of Initial Closing Disclosure x business days prior to consummation. The initial Closing Disclosure is dated xxxxxx and the date of consummation is xxxxxxxx. When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met.
03/06/2017: Received evidence borrower received initial Closing Disclosure 3 business days prior to consummation. Condition cleared.
 DTI is lower than guideline maximum UW Guideline require max DTI of 43%, loan qualifies with DTI of 39.15%.; FICO is higher than guideline minimum UW Guidelines require FICO of 740, loan qualifies with FICO of 760.; Reserves are higher than guideline minimum UW Guidelin require 6 months reserves,loan qualifies with 20 months reserves.

300335917	59a3a6d6-d6fe-e611-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	DID SHOP Fee (Section C) & Recording Fee (Section E) exceeds 10% summary tolerance	The Recording fee was disclosed on LE as xxxx and on the final CD dated xxxxxxx as xxxxx, exceeding the allowable xx tolerance. A tolerance cure of xxxx is required.		03/01/2017: Lender issued cure of xxxx on final CD. Loan to be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guideline require max DTI of 43%, loan qualifies with DTI of 39.15%.; FICO is higher than guideline minimum UW Guidelines require FICO of 740, loan qualifies with FICO of 760.; Reserves are higher than guideline minimum UW Guidelin require 6 months reserves,loan qualifies with 20 months reserves.

300335916	f75580d2-71ff-e611-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		03/03/2017: CDA provided reflecting a value of $545,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300302064	093ed392-bcc3-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.		12/23/2016: CDA provided reflecting reconciled value of $867000 at 0% variance is deemed acceptable. Condition cleared
300302064	b18f1239-6da5-462c-bbad-b0d8d6c1ed84	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing seller’s Closing Disclosure	File did not contain a copy of the Seller's Closing Disclosure and it was not included within the Borrowers' copy.	12/28/2016: ClosingDocs	12/29/2016: Received Seller CD. Condition cleared12/28/2016: Lender provided "Estimated Closing Disclosure." Final Seller's CD is still required. Condition remains.
300322421	ea2bba71-f85f-4676-95e0-e8d936d20816	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Total of Payments is not accurate	The CD dated xxxxx reflected total of payments as xxxxxxx. The actual total of payments is xxxxxxxx, an over-disclosure of xxxx.	02/08/2017: Please see attached PCCD. Total payments is accurate. Thanks
02/08/2017: Audit reviewed revised TOP, and has determined that Total of Payments (TOP) over disclosure less than xxx is non-material. Over disclosed by xxxx. Loan will be graded a B. 02/03/2017: A post close CD in the file reflects revised total payments. Condition Cleared. The loan will be rated B for all agencies.

300322421	381de40d-5304-4f2a-a585-15a069c217f1	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.	The LE dated xxxxx reflects an Appraisal fee of xxx with no resulting COC for any subsequent disclosures. The final CD reflects an Appraisal fee of xxx resulting in a xxx refund due for cure.		02/06/2017: A RESPA Appraisal charge cure on the final CD. Condition cleared. The loan will be rated a B.
300322421	4bedf4c3-53ea-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.	02/08/2017: CDA	02/08/2017: A CDA report reflecting a value $1,300,000.00, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
300335915	a0086690-cbfd-e611-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		03/03/2017: CDA provided reflecting a value of $564,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.			Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 33 months reserves; Years on Job Borrower has 8 years on job; Full Documentation Full Documentation
300335915	18e0a206-0bfe-e611-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated xxxxxx reflects a final inspection fee of xxxx with no resulting CoC for any subsequent disclosures. The CD dated xxxxxx reflects a final Inspection fee of xxxx resulting in a xxxx refund due for cure.
																02/28/2017: A Lender credit issued on the final CD cured this item. Loan to be rated a B for all agencies.			Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 33 months reserves; Years on Job Borrower has 8 years on job; Full Documentation Full Documentation
300335915	58845b79-0afe-e611-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The initial Closing Disclosure dated xxxxxx Contact Information section is incomplete. The License Number of the Settlement Agent is missing.		02/28/2017: This was cured by the final CD. Loan to be rated a B for all agencies.			Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 33 months reserves; Years on Job Borrower has 8 years on job; Full Documentation Full Documentation
300335915	62b988e2-c7fd-e611-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	History of Late Housing Payments	Guidelines require a verification of rent (VOR) supporting no late payments for the last 12 months. The VOR provided reflected late fees on xxxxxx, xxxxxx, xxxxxx and xxxxxx.
03/07/2017:  Verification of payment history from Leasing Manager reflects xxxx.  The borrower paid on the xx of the month in September, October & November.  Paying on the xx is not considered late by definition.  Condition cleared.
Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 33 months reserves; Years on Job Borrower has 8 years on job; Full Documentation Full Documentation
300335914	d84f2160-03fe-e611-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		03/08/2017: CDA provided reflecting a value of $1,592,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300335914	a36ccfcf-fd02-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.	The LE dated xxxxxx reflects a FL State Surcharge Fee of 0 with no resulting COC for any subsequent disclosures. The final CD reflects a FL State Surcharge Fee of xxx requiring a xxx refund to cure.		03/07/2017: Final CD shows a sufficient tolerance cure in the amount of xxx. Loan will be graded a B for all agencies.
300335913	34f946c3-52f7-44c6-b4ab-5e02c82b83cd	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Total of Payments is not accurate	The CD reflected total of payments as xxxxxx. The actual total of payments is xxxxxx, an under-disclosure of xxxx.	03/24/17: Our calculation is as follows: xxxx = xxxx + xxxx (sum of D) + xxxx (interim interest) + xxxx seller paid fees = xxxxx (xx rounding issue).
03/28/17: Lender allows TOP over-disclosures less than or equal to xx of the loan amount to be considered non-material. Condition acknowledged. 03/27/17: Total Scheduled Pymts: xxxx  +  Prepaid Interest: xxxxx + C.D. Section D Total : xxxx  = xxxx.  Seller paid fees are not included in the TOP calculation. Condition maintained.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.79%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of  807; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  38.80 months reserves

300335913	790f3798-cbfe-e611-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the file.		03/15/2017: CDA provided reflecting a value of $1,026,286 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.79%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of  807; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  38.80 months reserves

300335913	a3276fde-5662-4973-8e4e-80f0c9a5cf3e	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The final CD reflects a lender credit for an appraisal overcharge in section B vs. section J		03/20/2017: Per Compliance, since an appraisal fee of xxx was POC and the actual cost was xxx, the xxx credit in Section B is acceptable. Condition rescinded.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.79%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of  807; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  38.80 months reserves

300335913	f8d87312-fa01-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Hazard Insurance Shortfall	HOI reflects dwelling replacement coverage in the amount of xxxxx vs. xxxxxx loan amount; short xxxx. Please provide verification of sufficient dwelling coverage.	03/24/17: Our hazard insurance guidelines states that the insurer’s Replacement Cost prevails. The policy states there is replacement cost on the policy and is sufficient per Lender Guidelines.
04/11/17: 04/11/17: Replacement cost estimator provided from the insurance company showing sufficient coverage. Condition cleared. 04/08/17:  Please provide a replacement cost estimator provided from the insurance company showing sufficient coverage. Condition maintained. 03/27/17: Please provide verification of sufficient dwelling coverage such as a replacement cost estimator from the insurance company. Condition maintained.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.79%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of  807; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  38.80 months reserves

300168917	a7caa29d-ee3a-e611-86f5-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Credit Report fee in section B of the final Closing Disclosure is missing the name of the payee/service provider.		06/25/2016: Payee/service provider for section B Credit Report fee disclosed on post-closing Closing Disclosure dated XX/XX/XXXX.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 774; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 104 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 67 months reserves

300168917	08dd745e-ef3a-e611-86f5-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Broker Affiliated Business Disclosure.	07/05/2016: see attached letter 06/29/2016: disclosure
07/05/2016: Audit acknowledges that the Lender is unable to produce said document Broker ABA (Broker, as reflected on final 1003), and loan will be rated a B. 06/29/2016: Audit reviewed LENDER Affiliated Business Disclosure submitted, however the BROKER Affiliated Business Disclosure is missing and is required. Condition remains.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 774; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 104 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 67 months reserves

300168917	41d4c4db-5e25-43a8-a036-6b645d91679a	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Origination Charges - Section A	The Fees in section A of the final Closing Disclosure are missing the name of the payee/service provider.		06/25/2016: Payee/service provider for section A fees disclosed on post-closing Closing Disclosure dated XX/XX/XXXX.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 774; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 104 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 67 months reserves

300168917	6ca5febf-7e3c-e611-86f5-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The Email of the Lender is missing.
06/29/2016: This condition should be cleared per xxxx email which states "We only need one specific contact from the either lender or broker. If any lender info is missing like the phone number, then this is non-material B grade with the exception of missing NMLS or licensing which is consider a material exception.
06/29/2016: Audit review of CD includes contact information required for the Lender, Broker, Real Estate Agents and Settlement Agent. Loan will be rated a 'B'. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 774; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 104 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 67 months reserves

300168917	9923701f-4324-4caa-903d-78e0ee3caf20	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)
The Title – Premium for Lender’s Coverage fee is disclosed in section C of the final Closing Disclosure dated xxxxx. The borrower selected a service provider from the WLSP for title services. The Title – Premium for Lender’s Coverage fee should be listed in section B of the CD. Additionally, the Title - Settlement or Closing Fee in section C of the final Closing Disclosure is missing the name of the service provider. Also, the final Closing Disclosure included a Title - Courier/Wire/E-Mail fee of xx paid to title service provider disclosed on WLSP, this fee was not disclosed on the final LE and was not itemized on the WLSP.

07/01/2016:  Received post consummation CD with Title fees correctly reflects in Section B, within tolerance, and letter to borrower, air bill and evidence of xx refund.  Loan will be graded an A for all agencies except for Fitch with a grade of B.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 774; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 104 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 67 months reserves

300168917	a7581e19-7e39-e611-86f5-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.	06/29/2016: CDA	06/29/2016: A CDA report reflecting a value $1,050,000.00 which is a 0.00% variance was provided. Variance within acceptable tolerance. Condition Cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 774; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 104 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 67 months reserves

300168917	3576cc74-7e3c-e611-86f5-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE is missing the lender's e-mail & phone number under the section, Additional Information About This Loan.
06/29/2016: This condition should be cleared per xxxx email which states "We only need one specific contact from the either lender or broker. If any lender info is missing like the phone number, then this is non-material B grade with the exception of missing NMLS or licensing which is consider a material exception."

06/29/2016: Audit review of missing LE Contact and/or General Information, other than Lender or Broker NMLS or Settlement Agents license number (if required by State), was corrected on the final CD is a non-material grade B. Loan will be rated a 'B' for all agencies. Condition cleared.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 774; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 104 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 67 months reserves

300168917	3737c691-ef3a-e611-86f5-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to obtain Evidence of Self Employment
The Lender's guidelines require third party verification of self-employment dated within xx days of the note date. The loan file is missing verification of the Co-Borrower's self-employment. Additionally, the CPA letter provided to verify the Borrower's self-employment is dated xxxx which is greater than 30 days prior to the note date.

06/29/2016: See attached LOX from the co-borrower xxxx stating that she doesn’t have any YTD earnings for her xxx Business because she was a 1099 employee in XXXX and she is choosing not to sell any more of their products and that for 2016 she will not have any Sch C income or losses. Also attached is a Balance Sheet and Income Statement (P&L) which reflects the same earnings for XXXX and no earnings or expenses for YTD thru xxx. As for the CPA letter for the borrowers S/E VOB being dated more than 30 days prior to the note date, attached there is a XXX business search reflecting xxxxx as active and was printed on xxx.

06/29/2016: Audit reviewed the VOE documentation, and has determined that the co-borrower is no longer self employed and the 2016 P&L reflects no income. Borrower verification via Whitepages is dated within 30 days of the Note date. Condition cleared.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 774; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 104 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 67 months reserves

300117969	da354148-fd53-4c9c-8af6-d115d068d95d	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Special Information Booklet / Home Loan Toolkit
Evidence Borrowers received Home Loan Toolkit not provided in file. Please provide documentary evidence, such as a screen print, a list of disclosures that are automatically generated by a document system showing the date of the package sent to the borrower.
															03/08/2016: Copy of Acknowledgement of Intent to Proceed, highlighted area shows borrower received toolkit.	03/08/2016: Audit review of evidence that the Home Loan Toolkit was provided is deemed acceptable. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 773; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 15.30 months reserves; Years on Job Borrower has 11.5 years on job

300117969	73c34300-52e2-e511-99e0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	General Compliance Exception 3	Endorsements fee name on LE should be proceeded by the Title - .		03/11/2016: Error related to non-numerical finding - Final grade = B. Condition acknowledged.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 773; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 15.30 months reserves; Years on Job Borrower has 11.5 years on job

300117969	6387beee-b3ad-4f2f-9d4e-f592267f3928	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing corresponding W.L.S.P. for Initial L.E. in File DID SHOP Fee (Section C)	Missing corresponding W.L.S.P. for Initial L.E. in File DID SHOP Fee (Section C).	03/11/2016: WLSP03/08/2016: Written list
03/11/2016: Audit review of WLSP documentation submitted is deemed acceptable. The title fees were broken down on the WLSP form. Condition cleared.03/08/2016: Audit review of HUD Homeownership Counseling documentation submitted is deemed unacceptable for this exception. Provide corresponding W.L.S.P. for Initial L.E. in File DID SHOP Fee (Section C)., condition remains.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 773; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 15.30 months reserves; Years on Job Borrower has 11.5 years on job

300117969	d12bd9cf-51e2-e511-99e0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C)	Endorsements fee name on CD should be proceeded by the Title - .
03/11/2016: Re-disclosed CD provided listing endorsement fee in section C with preceding "Title -" provided. LOX and evidence of delivery also provided. Condition cured post close with a Fitch grade of B.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 773; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 15.30 months reserves; Years on Job Borrower has 11.5 years on job

300117969	15af023a-fc58-44da-839b-e2fb7a02d335	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C. Appraisal Fee on 1st LE is xxxx and on CD appraisal fee is xxxx. CD reflects a tolerance cure in the amount of xxx paid to the borrower at close for cure. Loan will be graded an A for all agencies except for Fitch with a grade of B.
03/04/2016: CD reflects a tolerance cure in the amount of xxx paid to the borrower at close for cure. Loan will be graded an A for all agencies except for Fitch with a grade of B.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 773; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 15.30 months reserves; Years on Job Borrower has 11.5 years on job

300117969	a2582809-7ce1-e511-99e0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing HUD-1 From Sale of Previous Property
The loan file does not contain a signed final copy of the HUD-1/CD (closing disclosure), certified by the title agent for the sale of their current home listed as present address on part III of final application (1003). Additional conditions may apply.
03/14/2016: Received certified sellers statement verifying proceeds from sale. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 773; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 15.30 months reserves; Years on Job Borrower has 11.5 years on job

300117969	9e38cab3-1fe2-e511-99e0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.		03/07/2016: A CDA report reflecting a value $650,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 773; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 15.30 months reserves; Years on Job Borrower has 11.5 years on job

300117969	ab71368a-842f-4533-a9ea-d6bd90db57bb	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	Written List of Service Providers not found. Additional conditions may apply.	03/08/2016: Written list of providers
03/11/2016: Audit review of WLSP documentation submitted is deemed acceptable. The title fees were broken down on the WLSP form. Condition cleared.03/08/2016: Audit review of HUD Homeownership Counseling documentation submitted is deemed unacceptable for this exception. Provide Written List of Service Providers, condition remains.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 773; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 15.30 months reserves; Years on Job Borrower has 11.5 years on job

300117969	12081c62-51e2-e511-99e0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	Closing Disclosure document error. Fees in section C & Section H do not list who the fee was paid to.		03/11/2016: Re-disclosed CD provided title company fees in section C and Section H are paid to. LOX and evidence of delivery also provided. Condition cured post close with a Fitch grade of B.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 773; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 15.30 months reserves; Years on Job Borrower has 11.5 years on job

300117969	f560423b-6fb3-4ad6-82ce-2f8297fb1ce5	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	Information required for CD 'Contact Information' section not completed. Real Estate Broker (S) Contact CA License ID missing.		03/11/2016: Re-disclosed CD provided listing Real Estate Broker contact information. LOX and evidence of delivery also provided. Condition cured post close with a Fitch grade of B.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 773; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 15.30 months reserves; Years on Job Borrower has 11.5 years on job

300117969	81e2109c-51e2-e511-99e0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	General Compliance Exception	LE lists Recording Fee in Section C and it should be listed in Section E.		03/11/2016: Error related to non-numerical finding - Final grade = B. Condition acknowledged.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 773; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 15.30 months reserves; Years on Job Borrower has 11.5 years on job

300117969	0712d9a6-7c16-44da-af78-d4e30141f472	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	HUD Homeownership Counseling Disclosure not provided within 3 days of application
HUD Homeownership Counseling Disclosure not provided within 3 days of application. The Disclosure is missing from the file; however, the list of counseling agencies is in file dated within 3 days of application date.
															03/11/2016: WLSP03/08/2016: List of counseling agencies	03/08/2016: Audit review of HUD Homeownership Counseling, dated xxxxxx, documentation submitted is deemed acceptable. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 773; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 15.30 months reserves; Years on Job Borrower has 11.5 years on job

300117969	7fe0ba81-4545-478c-8990-411f7913fce9	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)	Incorrect disclosure of DID SHOP fee (section C) & Recording Fee (Section E). Endorsement fee listed in Section H on CD. Should be Listed in Section C of CD.
03/11/2016: Re-disclosed CD provided listing endorsement fee in section C and recording fee in section E. LOX and evidence of delivery also provided. Condition cured post close with a Fitch grade of B.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 773; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 15.30 months reserves; Years on Job Borrower has 11.5 years on job

300117969	e0f69467-ea52-4f6d-a0d6-08ee2017a111	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided	Notice to Home Loan Applicant & Consumer Score Disclosure not provided.	03/08/2016: Notice to loan applicant and consumer score disclosure	03/08/2016: Audit review of Notice to loan applicant and consumer score disclosure documentation submitted is deemed acceptable. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 773; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 15.30 months reserves; Years on Job Borrower has 11.5 years on job

300125040	caf78b3c-a0ed-414f-b667-1c4209e30e07	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)
Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. The only Closing Disclosure in file is dated at consummation. When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met.
05/20/2016: Received evidence Borrowers received Closing Disclosure more than 3 days prior to closing. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with audited DTI of 30.13%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 765; Years in Field Borrower and CoBorrower each have 20 years in Field

300125040	aa9ab6f4-ea1d-e611-86f5-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	LE does not have Lender's email or phone listed on page 3 under Additional Information About This Loan.	05/31/2016: please see attached	05/31/2016: Audit review of missing LE/CD Contact Information, other than Lender or Broker NMLS, is a non-material grade B. Loan will be rated a 'B' for all agencies. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with audited DTI of 30.13%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 765; Years in Field Borrower and CoBorrower each have 20 years in Field

300125040	d578e57c-3a7e-4e50-a8bb-7ad4e4f52c8d	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)	The Fees in section C of the final Closing Disclosure are missing the name of the service provider.	05/31/2016: please see attached
05/31/2016: Audit review of revised CD includes payee to all fees in Sections A, B and C,  and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within xx days from error notification was provided. Loan will be rated a Fitch 'B'.  Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with audited DTI of 30.13%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 765; Years in Field Borrower and CoBorrower each have 20 years in Field

300125040	cb59e0c5-911b-e611-86f5-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing income documentation
Rental income used to qualify and lease agreement for rental property provided is expired. Appendix Q and Lender Guidelines require current lease, lease extension or recent canceled rent check from tenant to verify rental income

07/25/2016: please see attached lease agreement06/01/2016: both lease agreements state on page 1 that after the year term is up, the rent will be on a month to month basis. Therefore both leases are current

07/25/2016: Audit reviewed executed Lease for REO #1, and has determined that the lease is dated xxxxx through xxxx. Lease for REO #2 (unit 2) was not executed and does not meet requirements, however rental income from REO #1 is deemed acceptable and DTI meets guidelines. Therefore, Appendix Q requirements have been met with regards to REO #1. Condition cleared.  06/01/2016: Audit reviewed the lender rebuttal and has determine that the month to month Real Estate Leases are required to be verified as current in order to be classified as a Qualified Mortgage.  Provide current rent checks to validate same tenant showing on month-to-month agreements. Please provide update lease or rent checks from 01/01/2016 through NOTE DATE. Per QM, verification of no gaps > 3 months.  Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with audited DTI of 30.13%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 765; Years in Field Borrower and CoBorrower each have 20 years in Field

300125040	dd10021c-c51c-499d-a60d-b27489a0ec7b	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Loan does not meet criteria for Qualified Mortgage
Loan does not meet criteria for Qualified Mortgage. Rental income used to qualify and lease agreement for rental property provided is expired. Current lease, lease extension or canceled rent check from tenant required to verify rental income.
06/01/2016: both lease agreements state on xxxx that after the year term is up, the rent will be on a month to month basis. Therefore both leases are current
07/25/2016: Audit reviewed executed Lease for REO #1, and has determined that the lease is dated xxxxx through xxxx. Lease for REO #2 (unit 2) was not executed and does not meet requirements, however rental income from REO #1 is deemed acceptable and DTI meets guidelines. Therefore, Appendix Q requirements have been met with regards to REO #1. Condition cleared. 06/01/2016: Audit reviewed the lender rebuttal and has determine that the month to month Real Estate Leases are required to be verified as current in order to be classified as a Qualified Mortgage.  Provide current rent checks to validate same tenant showing on month-to-month agreements. Please provide update lease or rent checks from xxxx through NOTE DATE. Per QM, verification of no gaps > 3 months.  Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with audited DTI of 30.13%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 765; Years in Field Borrower and CoBorrower each have 20 years in Field

300125040	ad18134e-a479-4440-8fa5-73d616cc3044	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
Appraisal Fee in Section B is subject to 0% variance. LE dated xxxx reflects appraisal fee of xxx and final CD reflects $XXX with no corresponding CoC. A refund to borrower of xxx is required. Lender credit in section J of CD in amount of xxx is sufficient tolerance cure.
05/19/2016: Lender credit in section J of CD is sufficient tolerance cure. Loan will be rated a B for Fitch and an A for all other agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with audited DTI of 30.13%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 765; Years in Field Borrower and CoBorrower each have 20 years in Field

300125040	e5cad203-d238-488a-b4de-7c331cc22ce8	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Origination Charges - Section A on C.D. exceeds L.E. Fee (0% Variance) - not supported by C.O.C
The Origination Charges in Section A are subject to 0% variance.  LE dated xxxx reflects an Origination Charge of xxxx with no resulting COC for any subsequent disclosures.  Final CD reflects an Origination fee of xxxx for a variance/refund required of xxx. Lender credit of xxxx reported per final CD sufficient to cure increase in fees above legal limit.
05/19/2016: Lender credit in section J of CD is sufficient tolerance cure. Loan will be rated a B for Fitch and an A for all other agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with audited DTI of 30.13%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 765; Years in Field Borrower and CoBorrower each have 20 years in Field

300125040	a6f01a91-bfc6-4507-bbb1-e5b39818d11f	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	'Contact Information' section of CD is missing Lender email,Settlement Agency contact name and license ID number and Settlement Agency license ID number.	05/31/2016: please see attached
05/31/2016: Audit review of CD includes contact information required for the Lender, Broker, Real Estate Agents and Settlement Agent. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within xx days from error notification was provided.  Loan will be rated a 'B'. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with audited DTI of 30.13%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 765; Years in Field Borrower and CoBorrower each have 20 years in Field

300125040	85cb8927-eb1d-e611-86f5-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Loan Estimate / LE Not in File	Change of circumstance in file dated xxxxxxx for addition of escrows does not have a corresponding LE
05/31/2016: Changes of circumstance and re-disclosed LE’s are concepts related to fee tolerances and do not technically apply to escrow figures. We agree, this information should be as accurate as possible when making disclosure, but we don’t believe the rule requires a new disclosure where this information changes. We would appreciate a chance to discuss further.
05/31/2016: Audit concurs with Lender Rebuttal, COC is not required for the addition of escrows. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with audited DTI of 30.13%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 765; Years in Field Borrower and CoBorrower each have 20 years in Field

300125040	d4ec9dfb-4319-e611-86f5-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.		05/19/2016: Appraisal Review Short Form provided supporting value of $2,100,000 which is 0.0% variance. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with audited DTI of 30.13%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 765; Years in Field Borrower and CoBorrower each have 20 years in Field

300145037	00470aba-d0b3-4232-9af5-0b7de89cc832	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for General Information section not present in C.D.	File number is missing in Closing Information section of CD.	04/22/2016: corrected CD	04/22/2016: Audit review of missing Settlement Agent file number on CD is a non-material grade B, revised CD reflects file number. Loan will be rated a 'B' for all agencies. Condition cleared.
 DTI is lower than guideline maximum UW Guides require max DTI of 43%, loan qualified with DTI of 35.88%; FICO is higher than guideline minimum UW Guides require a FICO of 720, loan qualified with FICO of 773; Years on Job Borrower has 20 years on job.

300145037	c6f77074-cf83-4b09-992c-8ee3e5020f4a	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Services Borrower DID SHOP Fee (Section C) exceed corresponding L.E. fee (0% Variance when Borrower is not Permitted to shop for services)	Recording Fee of $XXX.XX is not disclosed on LE. Lender credit of $150 shown in Section J of CD is sufficient tolerance cure.		04/20/2016: Lender credit of xxxx shown in Section J of CD is sufficient tolerance cure. Loan will be graded a B for Fitch and A for all others.
 DTI is lower than guideline maximum UW Guides require max DTI of 43%, loan qualified with DTI of 35.88%; FICO is higher than guideline minimum UW Guides require a FICO of 720, loan qualified with FICO of 773; Years on Job Borrower has 20 years on job.

300145037	231b1555-7206-e611-99e0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing copy of title	The title report is missing evidence of the loan amount.	04/22/2016: title policy	04/22/2016: Audit review of Final Title Policy reflects recorded mortgage information, as well as the correct amount of insurance, documentation submitted is deemed acceptable, condition cleared.
 DTI is lower than guideline maximum UW Guides require max DTI of 43%, loan qualified with DTI of 35.88%; FICO is higher than guideline minimum UW Guides require a FICO of 720, loan qualified with FICO of 773; Years on Job Borrower has 20 years on job.

300145037	135775de-1e07-e611-99e0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	LE does not have Lender's email or phone listed on page 3 under Additional Information About This Loan	04/22/2016: corrected CD	04/22/2016: Audit review of missing LE Contact Information, other than NMLS, was corrected on revised CD and is a non-material grade B. Loan will be rated a 'B' for all agencies. Condition cleared.
 DTI is lower than guideline maximum UW Guides require max DTI of 43%, loan qualified with DTI of 35.88%; FICO is higher than guideline minimum UW Guides require a FICO of 720, loan qualified with FICO of 773; Years on Job Borrower has 20 years on job.

300145037	443ba43a-2f6e-422b-9da3-dccc4583235b	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	'Contact Information' Section of CD is missing Lender's email and Settlement Agent's email and phone number.	04/22/2016: corrected CD	04/22/2016: Audit review of CD includes contact information required for the Lender, Broker and Settlement Agent. Loan will be rated a 'B'. Condition cleared.
 DTI is lower than guideline maximum UW Guides require max DTI of 43%, loan qualified with DTI of 35.88%; FICO is higher than guideline minimum UW Guides require a FICO of 720, loan qualified with FICO of 773; Years on Job Borrower has 20 years on job.

300145037	50bf419c-3f51-4daf-91e5-2e9da82f0488	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C)	CD is missing Payee for fees in Section C. Under 1026.38(f)(2), the name of the person receiving the payment for said amount must be disclosed.	04/20/2016: corrected CD
04/22/2016: Audit review of revised CD includes payee to all fees in Sections A,B and C, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a Fitch 'B'.  Condition cleared.

 DTI is lower than guideline maximum UW Guides require max DTI of 43%, loan qualified with DTI of 35.88%; FICO is higher than guideline minimum UW Guides require a FICO of 720, loan qualified with FICO of 773; Years on Job Borrower has 20 years on job.

300145037	bb4a6077-7306-e611-99e0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	WLSP is missing a detailed list of services and service providers which corresponds the LE for services the borrower is permitted to shop for.		04/20/2016: Audit calculated section C fees and they are within 10% tolerance for worst case scenario. Loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides require max DTI of 43%, loan qualified with DTI of 35.88%; FICO is higher than guideline minimum UW Guides require a FICO of 720, loan qualified with FICO of 773; Years on Job Borrower has 20 years on job.

300145037	560cc2df-bfef-43d1-88aa-9412bdb7f229	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided	Missing the FACTA disclosure	04/22/2016: disclosure attached	04/22/2016: Audit review of FACTA disclosure documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides require max DTI of 43%, loan qualified with DTI of 35.88%; FICO is higher than guideline minimum UW Guides require a FICO of 720, loan qualified with FICO of 773; Years on Job Borrower has 20 years on job.

300145037	b0e0d22b-b444-4f03-b66c-0d92af6cab04	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Origination Charges - Section A	CD is missing Payee for fees in Section A. Under 1026.38(f)(1) the amount of compensation along with the name of the loan originator receiving payment must be disclosed.	04/22/2016: corrected CD
04/22/2016: Audit review of revised CD includes payee to all fees in Sections A,B and C, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a Fitch 'B'.  Condition cleared.

 DTI is lower than guideline maximum UW Guides require max DTI of 43%, loan qualified with DTI of 35.88%; FICO is higher than guideline minimum UW Guides require a FICO of 720, loan qualified with FICO of 773; Years on Job Borrower has 20 years on job.

300145037	184112b9-a708-e611-8544-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C)
Section C fee listed as "Title-Miscellaneous Title Charges" for xxx is required to be described. Items listed as Services You Can Shop For mustuse terminology that describes each item and disclose them in alphabetical order. (§ 1026.37(f)(5))
04/29/2016: corrected CD04/26/2016: corrected CD
04/29/2016: Audit review of revised CD reflects Section C fees moved to Section B, documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a Fitch 'B'.  Condition cleared.04/26/2016: Audit reviewed revised CD, and has determined that 3 fees were moved from Section C to Section B, however the WLSP within the loan file reflects "NA" for Service Providers. Provide WLSP dated within 3 days of Application date that identifies providers for the services borrower can shop for. Otherwise, all fees under Section C should be moved to Section B subject to 0% tolerance. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification is required. Condition remains.

 DTI is lower than guideline maximum UW Guides require max DTI of 43%, loan qualified with DTI of 35.88%; FICO is higher than guideline minimum UW Guides require a FICO of 720, loan qualified with FICO of 773; Years on Job Borrower has 20 years on job.

300145037	3386587f-1e07-e611-99e0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Changed Circumstance form	LE dated xxxxx reflected Lender Credit of xxxx and LE dated xxxxx reflected Lender Credit of xxxx. A valid change of circumstance for this change was not provided.	04/22/2016: loan locked on xx	04/22/2016: Audit review of COC reflects loan changing from "float" to "lock" dated xxxx. Copy of Confirmation reflects price adjustment and confirms fee change. Condition cleared.
 DTI is lower than guideline maximum UW Guides require max DTI of 43%, loan qualified with DTI of 35.88%; FICO is higher than guideline minimum UW Guides require a FICO of 720, loan qualified with FICO of 773; Years on Job Borrower has 20 years on job.

300145037	411e5261-7589-4c74-b6e5-857a972248c9	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Total Interest Percentage (TIP) is not accurate.	The total interest percentage is xxxx versus the actual of xxxx with a difference of xxxx.	04/22/2016: corrected CD
04/22/2016: Audit review of revised CD reflects correct TIP. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a Fitch 'B'. Condition cleared.

 DTI is lower than guideline maximum UW Guides require max DTI of 43%, loan qualified with DTI of 35.88%; FICO is higher than guideline minimum UW Guides require a FICO of 720, loan qualified with FICO of 773; Years on Job Borrower has 20 years on job.

300145037	58666fae-8405-e611-99e0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.	04/21/2016: CDA	04/21/2016: A CDA report reflecting a value $1,700,000.00 which is a 0.00% variance was provided. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides require max DTI of 43%, loan qualified with DTI of 35.88%; FICO is higher than guideline minimum UW Guides require a FICO of 720, loan qualified with FICO of 773; Years on Job Borrower has 20 years on job.

300145037	4f219ffe-eec1-4ee9-992e-9f6d7c38f3a9	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	CD is missing Payee for fees in Section B. Under 1026.38(f)(2), the name of the person receiving the payment for said amount must be disclosed.	04/22/2016: corrected CD
04/22/2016: Audit review of revised CD includes payee to all fees in Sections A,B and C, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a Fitch 'B'.  Condition cleared.

 DTI is lower than guideline maximum UW Guides require max DTI of 43%, loan qualified with DTI of 35.88%; FICO is higher than guideline minimum UW Guides require a FICO of 720, loan qualified with FICO of 773; Years on Job Borrower has 20 years on job.

300144788	1ec9c648-9737-4fd7-80a1-3e4405666e3e	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)
Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. The initial Closing Disclosure is dated xxxxxx and the date of consummation is xxxxx. When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met.
															04/28/2016: initial CD with screenshot showing borrower accessed the CD	04/28/2016: Audit review of print screen reflects borrower opened and received CD same day verified by e-signature, documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.49%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 775; Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 32.10 months reserves

300144788	a90880a6-1a60-477e-a704-e598b449358b	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The Lender's & Settlement Agent's email address is not provided in the Contact Information section of the final CD.	05/03/2016: corrected CD
05/03/2016: Audit review of CD includes contact information required for the Lender, Broker and Settlement Agent. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided.  Loan will be rated a 'B'. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.49%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 775; Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 32.10 months reserves

300144788	c6db913c-b018-44e6-8965-ac72c626b9b7	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Origination Charges - Section A	CD is missing Payee for fees in Section A. Under 1026.38(f)(1) the amount of compensation along with the name of the loan originator receiving payment must be disclosed.	05/03/2016: corrected CD
05/03/2016: Audit review of revised CD includes payee to all fees in Sections A and B, as well as Mortgage payoff payee, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a Fitch 'B'.  Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.49%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 775; Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 32.10 months reserves

300144788	39d029a1-130b-e611-8544-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in file.		04/25/16: CDA reflecting a value of $X.X which is a -0.0% variance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.49%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 775; Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 32.10 months reserves

300144788	d0de6943-a27c-4c9e-8d15-0ce720a1c60c	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for General Information section not present in C.D.	On the final CD dated xxxx, under the general information section, the file number is missing.	05/03/2016: corrected CD
05/03/2016: Audit review of missing Settlement Agent file number on CD is a non-material grade B. Revised CD including file number, Notification to borrower and shipping label were provided. Loan will be rated a 'B' for all agencies. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.49%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 775; Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 32.10 months reserves

300144788	91ffb025-270b-e611-8544-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	General Compliance Exception	Page 3 of the final CD Payoff and Payments section is missing the names of the Lender's who were paid with proceeds.	05/03/2016: corrected CD
05/03/2016: Audit review of revised CD includes payee to all fees in Sections A and B, as well as Mortgage payoff payee, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a Fitch 'B'.  Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.49%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 775; Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 32.10 months reserves

300144788	cb47ee69-150b-e611-8544-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing copy of title
Missing copy of the prelim title for xxxxxxxxx(Prelim in file does not reflect the amount of the insurance. Lender requires that initial title report correctly reflects the information that will ultimately be on the title policy.)
															04/28/2016: supplement report	04/28/2016: Audit review of Supplemental Report to Title reflects the correct amount of insurance, documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.49%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 775; Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 32.10 months reserves

300144788	bd87fdb0-4f74-4e71-a308-8720db21e4c9	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Initial Closing Disclosure timing requirement not met
Initial CD reflects Date Issued of xxxx with no acknowledgment of receipt on the part of the borrower. Mailbox Rule/Presumed Receipt applied and borrower not in receipt of Initial CD 3 business days prior to consummation of xxxx.
															04/28/2016: initial CD and evidence borrower received it	04/28/2016: Audit review of print screen reflects borrower opened and received CD same day verified by e-signature, documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.49%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 775; Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 32.10 months reserves

300144788	f3998430-a07e-4581-9ba8-89b91e7f6964	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)
The Title Endorsement, Title-Mobile Notary Fee, Title-Premium for Lender's Coverage, Title-Recording Fee, and Title-Settlement or Closing Fee in section C of the final Closing Disclosure is missing the name of the service provider. Additional exceptions may apply.
05/03/2016: corrected CD
05/03/2016: Audit review of revised CD includes payee to all fees in Sections A and B (Section C fees moved to Section B as per WLSP), as well as Mortgage payoff payee, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a Fitch 'B'.  Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.49%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 775; Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 32.10 months reserves

300144788	898784d8-3306-4ee8-b7d4-2d715be466f2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Origination Charges - Section A on C.D. exceeds L.E. Fee (0% Variance) - not supported by C.O.C
In Section A, fees that cannot increase, The CD reflects an origination charge of xxxx.  The initial LE does not reflect an origination fee and there is no corresponding change of circumstance form. Refund of xxx required.
															04/28/2016: the borrower locked rate on 3/10, see attached COC with lock along with LE that discloses the origination fee (screenshot shows the borrower accessed the LE)	04/28/2016: Audit review of Rate Lock Confirmation and LE (xxxxxx) confirms origination fee, therefore no refund is required. Documentation submitted is deemed acceptable, condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.49%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 775; Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 32.10 months reserves

300144788	7b040292-1e39-4179-b3f5-c32aeee63856	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Flood Certification Life of Loan in section B of the final Closing Disclosure is missing the name of the payee.	05/03/2016: corrected CD
05/03/2016: Audit review of revised CD includes payee to all fees in Sections A and B, as well as Mortgage payoff payee, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a Fitch 'B'.  Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.49%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 775; Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 32.10 months reserves

300144788	61255b75-2b5a-4c44-83d4-87c255c6a4bf	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The lender's email and phone number was not provided on page 3 of final LE.	05/03/2016: on CD	05/03/2016: Audit review of missing LE Contact Information, other than NMLS, is a non-material grade B. Loan will be rated a 'B' for all agencies. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.49%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 775; Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 32.10 months reserves

300132831	788b3529-5f32-4526-874c-1b0968e79808	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Lender Credits on Final Closing Disclosure at closing is inaccurate in relation to previous Initial disclosure(s)
The LE dated xxxxx reflects a lender credit in the amount of xxxxx. The lender credit decreased to $0.0 on the CD dated xxxxxxxx with no indication of a valid COC to account for the xxxx decrease in the credit.

05/11/2016: The reason for the discrepancy is because the lender credit less the amount allocated to lender paid broker compensation was lump summed in Section J on all of the LEs. The reason for this is to ensure the full amount of each fee is listed properly on the LE. Lender paid broker compensation (indirect loan originator compensation) is not itemized on the LE per Comment 1026.37(f)(1)-2. While we lump sum the credit on the LE, we itemize the credit on the CD. This applies the lump sum in Section J of the LE to individual fees in the Paid by Other column on the CD. Fees paid by the lender credit are denoted with an (L). As you can see from the loan documents, the lender credit on the initial locked LE dated xxxx was xxxxx. This constitutes the credit for the rate at the lock date of xxxxx less the lender paid broker compensation of xxxxxxx. The attached CD dated xxxxx showed no lender credit and an Origination Fee of xxx which matches the final CD.   This constitutes the credit for the rate at the xxxx lock extension of xxxxxxx less the lender paid broker compensation of xxxx.

05/11/2016: Audit reviewed Lender Rebuttal, and has determined that the Rate Lock Confirmations, LE and CD confirms Origination fee and Lender credit, therefore no refund is required. Lender methodology is acceptable and evidence is sufficient. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.23%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 812; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 21.51 months reserves

300132831	7f5dc022-ed14-4380-a95f-1d22bbccf8a2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)
The Title - Abstract or Title Search Fee, Title - Premium for Lender coverage Fee and Title - Settlement or Closing Fee in section C of the final Closing Disclosure dated xxxxxx is missing the name of the service provider.
05/11/2016: please see attached
05/11/2016: Audit review of revised CD includes payee to all fees in Sections A, B, C, E and H, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a Fitch 'B'.  Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.23%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 812; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 21.51 months reserves

300132831	c9e4558a-c208-e611-8544-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.		04/26/2016: CDA provided reflecting a value of $710,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.23%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 812; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 21.51 months reserves

300132831	7ea5c03a-b10b-e611-8544-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	Appraiser did not utilize best comps available for valuation	The sale date of Comp # 2 is over 6 months old.Per Lender's guidelines all comparables sales must be within 6 months of Note date.
05/05/2016: the appraiser addresses the comps used in the attached statement within the body of the appraisal. furthermore, we have a CDA which supports the appraised value with no requirements for changes

05/11/2016: Audit reviewed updated guidelines submitted, and has determined that all Comps are acceptable. Condition cleared.05/05/2016: Audit reviewed Lender Rebuttal, and has determined that an Appraisal Update OR an Exception is required. Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.23%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 812; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 21.51 months reserves

300132831	c4b81603-be0b-e611-8544-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	WLSP is missing a detailed list of services which corresponds to the LE for services the borrower is permitted to shop for.		04/26/2016: Services provided on WLSP were not itemized. Loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.23%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 812; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 21.51 months reserves

300132831	9dbfdc98-a319-4f0e-ab49-21848686122b	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Total Interest Percentage (TIP) is not accurate.	The CD dated xxxx reflects Total Interest Percentage (TIP) of xxxxx vs actual xxxx with a difference of xxxxx	05/11/2016: please see attached
05/11/2016: Audit review of revised CD reflects correct TIP of xxxx. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a Fitch 'B'. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.23%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 812; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 21.51 months reserves

300132831	4611d6b3-f60a-e611-8544-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Failure to obtain Asset Documentation
Bank statements are expired for asset accounts listed xx & xx on asset worksheet pg xxx. Bank statement ending dates are xxx with a note date greater than xx days. Per lender guidelines assets must be within xx days of note date.

05/05/2016: account xx on xx has only quarterly statements. we have the statement from xxxxx to xxxxxx which is the latest statement based on the borrowers application date- this is all in the initial file upload

05/09/2016: Audit was able to remove these 2 accounts from assets and after subject and departure reserves, the borrower has xxxxxxx in excess reserves. Condition rescinded. xxxxxx: Audit reviewed lender rebuttal, guidelines reflect 90 days prior to the NOTE date. However, Exception is pending review from client.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.23%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 812; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 21.51 months reserves

300132831	f49e5398-c10b-e611-8544-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Missing Loan Estimate / LE Not in File
Two change of circumstance forms were provided, both dated xxxx.  One reflects a xx day rate lock expiration and the other reflects a xx day rate lock expiration.  Missing initial LE dated prior to rate lock and final LE with xx days rate lock expiration.
05/11/2016: The loan was locked at the time of the initial xxxxxxxx LE so therefore this LE reflected the lock terms. The xxxxxxx lock extension was reflected on the attached CD dated xxxxxx.
05/17/2016: A revised LE cannot be issued after the initial CD.  Lock extension and revised CD dated xxxxxx in file.  Condition rescinded.05/11/2016: Audit reviewed initial documentation submitted, and has determined that a corresponding LE is required for the Lock Confirmation dated xxxxxx extending lock to 15 days. Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.23%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 812; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 21.51 months reserves

300132831	76a57bf3-ec0a-e611-8544-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Documentation	Missing third party origination form. Unable to determine Lender's applications date. Additional conditions may apply.	05/05/2016: please see attached
05/05/2016: Audit reviewed evidence of origination via print screen and Document List, and has determined that application date is 02/29/2016. Documentation submitted is deemed acceptable. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.23%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 812; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 21.51 months reserves

300132831	bd48871d-57e4-4f95-9692-b07f64f5d892	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure dated xxxxx Contact Information section is not complete. The Email Address of the Lender and Settlement Agent is missing and the Settlement Agent License ID is missing.	05/11/2016: please see attached
05/11/2016: Audit review of CD includes contact information required for the Lender, Broker and Settlement Agent. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within xx days from error notification was provided.  Loan will be rated a 'B'. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.23%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 812; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 21.51 months reserves

300132831	f38b5d09-c00b-e611-8544-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Origination Charges - Section A on C.D. exceeds L.E. Fee (0% Variance) - not supported by C.O.C
The Origination Charges in Section A are subject to X% variance.  LE dated xxxx reflects an Origination Fee of $X.XX with no subsequent disclosures.  Final CD dated xxxxxx reflects an Origination Fee of xxxx for a variance/refund required of xxxx.

05/11/2016: The reason for the discrepancy is due to a lock extension requested by the borrower to ensure the lock covered the disbursement period. This reduced the lender credit by xxxxx (xxxx X loan amount of xxxx). The change was documented by a lock confirmation that has already been provided in the file. The final CD Origination Fee of xxxx is the amount of the lender paid broker compensation that is not covered by the lender credit (total broker compensation of xxxxxx less the lender credit of xxxx after the extension = xxxx). Again, this differed from the initial xxxxxxx LE due to the lock extension.

05/11/2016: Audit reviewed Lender Rebuttal, and has determined that the Rate Lock Confirmations, LE and CD confirms Origination fee and Lender credit, therefore no refund is required. Lender methodology is acceptable and evidence is sufficient. Condition cleared

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.23%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 812; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 21.51 months reserves

300132831	a7b6a66c-ef0a-e611-8544-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Missing asset documentation	Missing xxxxxx xxxxx statement for account listed xxx on the application (1003) to fulfill 2 month statement requirement.
05/05/2016: xx account on 1003 has only quarterly statements. we have the statement from xxxxx to xxxxxx which is the latest statement based on the borrowers application date- this is all in the initial file upload

05/05/2016: Audit reviewed lender rebuttal, and has determined that the bank statements within the loan file reflect months xxxxxx through xxxxxxx and xxxxxx through xxxxx. Sufficient evidence was provided to fulfill the xxx months statement requirement. Condition rescinded.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.23%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 812; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 21.51 months reserves

300132831	db8cb7d9-d40b-e611-8544-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	LE does not have Lender's email or phone listed on page 3 under Additional Information About This Loan.	05/11/2016: please see attached	05/11/2016: Audit review of missing LE Contact Information, other than NMLS, is a non-material grade B. Loan will be rated a 'B' for all agencies. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.23%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 812; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 21.51 months reserves

300132831	38c6025c-f3dd-47bf-a5db-2f87cc65be49	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Credit Report fee in section B of the final Closing Disclosure dated xxxxxx is missing the name of the service provider.	05/11/2016: please see attached
05/11/2016: Audit review of revised CD includes payee to all fees in Sections A, B, C, E and H, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within xx days from error notification was provided. Loan will be rated a Fitch 'B'.  Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.23%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 812; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 21.51 months reserves

300132831	2028b9cc-c6e5-4250-835a-a330d2cc5db0	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Origination Charges - Section A	CD is missing Payee for fees in Section A. Under 1026.38(f)(1) the amount of compensation along with the name of the loan originator receiving payment must be disclosed.	05/11/2016: please see attached
05/11/2016: Audit review of revised CD includes payee to all fees in Sections A, B, C, E and H, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within xx days from error notification was provided. Loan will be rated a Fitch 'B'.  Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.23%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 812; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 21.51 months reserves

300132831	9537bc19-bf0b-e611-8544-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	The HOA Dues, Prorations, Real Estate Commission and Title - Owner's Policy (Optional) in section H of the final Closing Disclosure dated xxxxxx are missing the name of the service provider.	05/11/2016: please see attached
05/11/2016: Audit review of revised CD includes payee to all fees in Sections A, B, C and H, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within xx days from error notification was provided. Loan will be rated a Fitch 'B'.  Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.23%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 812; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 21.51 months reserves

300146497	7a817244-9701-e611-99e0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		04/14/2016: CDA provided reflecting a value of $XX.XX which is a X.X% variance. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.04%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 787; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 23.80 months reserves

300146497	9c4778b8-4902-e611-99e0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final CD, under projected payments, reflects escrow of $xxxx for insurance only.  The Estimated Taxes, Insurance & Assessments reflects $xxxx which includes taxes & insurance.  Page 1 of the final CD reflects escrow for taxes & insurance.  Section G of the final CD reflects escrows for insurance only.  The initial Escrow Account Disclosure reflects escrows for insurance only.
04/21/2016: corrected CD
04/21/2016: Audit review of revised CD includes property tax escrows, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a B for all agencies.  Condition cleared. Additional condition added for Initial Escrow Disclosure.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.04%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 787; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 23.80 months reserves

300146497	9622f39c-4b02-e611-99e0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	LE does not have Lender's email or phone listed on page X under Additional Information About This Loan
04/19/2016: Audit reviewed final CD, and has determined that all Broker contact information included. The Lender e-mail was not included, however Lender NMLS#, address and phone # were present on the CD. Loan will be rated a 'B'. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.04%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 787; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 23.80 months reserves

300146497	62537d72-d198-4be7-8d6a-0b3c68323d73	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Final Closing Disclosure Document does not match LE Document values for Escrow – Projected Payment Table
The final CD reflects Estimated Escrow payment as XX/XX/XXXX and the LE reflects Estimated Escrow as XX/XX/XXXX The final CD does not include escrows for property taxes but "In escrow" for property taxes indicates "Yes"
04/21/2016: corrected CD
04/21/2016: Audit review of revised CD includes property tax escrows, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a B for all agencies.  Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.04%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 787; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 23.80 months reserves

300146497	45df97e4-9901-e611-99e0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Loan does not meet criteria for Qualified Mortgage
Per Appendix Q, both IRS Form 1040 Schedule E and a current lease/rental agreement are necessary to verify all consumer rental income in order for the loan to be classified as a Qualified Mortgage.  Missing active lease agreement for second unit of second property listed on Schedule of Real Estate Owned.  The lease agreement provided in the loan file expired xxxxxx.  This finding should be cleared when the missing credit documentation is provided and any credit issues are cleared.

04/29/2016: Audit consulted Compliance, and has determined that the lease agreement states that upon termination set forth in the lease, the lease will convert to a month-to-month tenancy at expiration of the term unless the Owner or Tenant gives written notice of termination at least 30 days prior to such expiration.  With there being less than a week between expiration of lease and the verbiage indicating conversion to month-to-month and there is no evidence of written cancellation, it is concluded that this agreement may be deemed as “current” for purposes of Appendix Q.  The additional support of the bank statement (though this cannot be used in support of Appendix Q)  provides support of existing lease being maintained. Condition cleared.04/26/2016: Audit reviewed the lender rebuttal, and has determined that because the lease (2nd unit) expired BEFORE consummation date, a cancelled check, receipts  or bank statement that the lessor may have to prove it was from the same tenant month over month for XX/XX/XXXX is required per Appendix Q rules/requirements. In order to be classified as a Qualified Mortgage, verification of same tenant is required for XX/XX/XXXX Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.04%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 787; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 23.80 months reserves

300146497	8c755b52-9a01-e611-99e0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
CD is missing Payee for fees in Section A, B, C & H. Under 1026.38(f)(1) the amount of compensation along with the name of the loan originator receiving payment must be disclosed. Under 1026.38(f)(2), the name of the person receiving the payment for said amount must be disclosed.
04/21/2016: corrected CD
04/21/2016: Audit review of revised CD includes payee to all fees in Sections A, B, C & H; and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a Fitch 'B'.  Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.04%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 787; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 23.80 months reserves

300146497	d7fdabce-f3c9-4cce-bd88-a0097c8d2778	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	Service Provider List provided in the loan file is dated XX/XX/XXXX, however the Initial LE is dated XX/XX/XXXX. Additionally, the WLSP is not on correct form.		04/14/2016: Audit calculated section C fees and they are within tolerance for worst case scenario. Loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.04%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 787; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 23.80 months reserves

300146497	79c03fa9-5602-e611-99e0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	General Compliance Exception	CD section C fee Misc Loan Tie In Fee should be prefixed by Title -	04/21/2016: corrected CD
04/21/2016: Audit reviewed CD, the LE/CD fees that were not prefixed with "Title" have been included on revised CD, and are acceptable. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.04%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 787; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 23.80 months reserves

300146497	70d4991f-3cc3-4b88-aaa0-41b9ca5eea5c	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Total Interest Percentage (TIP) is not accurate.	TIP on final CD is reflected as x.x% however the actual TIP is x.x%	04/21/2016: corrected CD
04/21/2016: Audit review of revised CD reflects correct TIP. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a Fitch 'B'. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.04%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 787; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 23.80 months reserves

300146497	86988e21-9901-e611-99e0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Lease agreement
Per Appendix Q, both IRS Form x.x Schedule E and a current lease/rental agreement are necessary to verify all consumer rental income in order for the loan to be classified as a Qualified Mortgage.  Missing active lease agreement for second unit of second property listed on Schedule of Real Estate Owned.  The lease agreement provided in the loan file expired xxxxx.

04/28/2016: copy of bank statement that shows tenant payment in XX/XX/XXXX. l04/26/2016: Why would receipts/cancelled checks/bank statements showing the month to month lease for XX/XX/XXXX-XX/XX/XXXX be needed? One rental lease is through XX/XX/XXXX and the other is through XX/XX/XXXX. 04/21/2016: Please see #22 of the lease agreement that states once expired the term changes to monthly.

04/29/2016: Audit consulted Compliance, and has determined that the lease agreement states that upon termination set forth in the lease, the lease will convert to a month-to-month tenancy at expiration of the term unless the Owner or Tenant gives written notice of termination at least 30 days prior to such expiration.  With there being less than a week between expiration of lease and the verbiage indicating conversion to month-to-month and there is no evidence of written cancellation, it is concluded that this agreement may be deemed as “current” for purposes of Appendix Q.  The additional support of the bank statement (though this cannot be used in support of Appendix Q)  provides support of existing lease being maintained. Condition cleared.04/28/2016: Pending Compliance review due to POST closing date on Bank Statement, and QM requirements.  04/26/2016: Audit reviewed the lender rebuttal, and has determined that because the lease (2nd unit) expired BEFORE consummation date, a cancelled check, receipts  or bank statement that the lessor may have to prove it was from the same tenant month over month for XX/XX/XXXX is required per Appendix Q rules/requirements. In order to be classified as a Qualified Mortgage, verification of same tenant is required for 04/2016. Condition remains. 04/21/2016: Audit reviewed the lender rebuttal, as well as documentation submitted, and has determine that Real Estate Leases are required to be verified as CURRENT for all properties where rental income is used, in order to be classified as a Qualified Mortgage. If leases are expired OR month to month then a rental payment history (receipts/cancelled checks/bank statements, etc.) that the lessor may have to prove it was from the same tenant month over month from XX/XX/XXXX through Note Date for ALL rental properties used reflecting no late payments is required in order to be classified as a Qualified Mortgage.  Per QM, verification of no gaps > 3 months.  Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.04%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 787; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 23.80 months reserves

300146497	02103a66-9c01-e611-99e0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(w)	CB	B	B	Credit	Missing copy of title
 Missing copy of the prelim title for xxxxx. (Prelim in file does not reflect the amount of the insurance. It is required that initial title report correctly reflects the information that will ultimately be on the title policy.)
04/19/2016: Client has acknowledged that the title is outside of the lenders guides. Loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.04%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 787; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 23.80 months reserves

300146497	b3dccdf3-c04c-4fa2-ab15-17a1e317ac2b	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The Lender's email address is not provided in the Contact Information section of the final CD.	04/19/2016: lender's information included on the final CD
04/19/2016: Audit review of CD includes all contact information required for the Broker. The Lender e-mail was not included, however Lender NMLS#, address and phone # were present on the CD. Loan will be rated a 'B'. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.04%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 787; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 23.80 months reserves

300146497	07fc3f76-195c-483f-9450-3ad2eb3e7a4a	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	CD Document does not match actual calculated values for Estimated Total Monthly Payment
The final CD reflects Estimated Escrow payment as XX/XX/XXXX and the LE reflects Estimated Escrow as XX/XX/XXX The final CD does not include escrows for property taxes but "In escrow" for property taxes indicates "Yes"
04/21/2016: corrected CD
04/21/2016: 04/21/2016: Audit review of revised CD includes property tax escrows, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a B for all agencies.  Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.04%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 787; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 23.80 months reserves

300146497	6fd3ecfb-2036-428a-b7f3-f409a1e1ea18	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	CD Document does not match actual calculated values for Estimated Escrow
The final CD reflects Estimated Escrow payment as XX/XX/XXXX and the LE reflects Estimated Escrow as XX/XX/XXXX  The final CD does not include escrows for property taxes but "In escrow" for property taxes indicates "Yes"
04/21/2016: corrected CD
04/21/2016: Audit review of revised CD includes property tax escrows, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within xx days from error notification was provided. Loan will be rated a B for all agencies.  Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.04%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 787; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 23.80 months reserves

300146497	9e17d4c0-e607-e611-8544-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Initial Escrow Account Disclosure
Provide Initial Escrow Account Disclosure statement including property taxes, as well as insurance. The Initial Escrow Account Disclosure Statement is to be provided to the borrower within 45 day of closing. Disclosure provided only reflects insurance, however CD reflects escrows for both taxes and insurance.
04/26/2016: see attached corrected disclosure
04/26/2016: Audit review of Initial Escrow Account Disclosure documentation submitted is deemed acceptable, disclosure starting balance reflects CD starting balance, both taxes and insurance escrowed. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.04%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 787; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 23.80 months reserves

300191443	4dad0789-2926-4db3-9f71-ec5cc809bf94	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error
The final Closing Disclosure Contact Information section is incomplete.  The License ID of the Borrowers Real Estate Broker, Sellers Real Estate Broker  and Settlement Agent and Email for the Lender is missing.
07/29/2016: see attached CD
07/29/2016: Audit review of revised CD includes all contact information required for the Lender and Settlement Agent. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'. Condition cleared.07/26/2016:  A post Closing Disclosure was provided by the Lender with the License ID for the Real Estate Broker for the Buyer, Real Estate Broker for the Seller and Settlement Agent however; the Lender post Closing Disclosure is missing the Lender's email.  Condition still remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.64%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 12.90 months reserves; Years in Field Borrower has 10 years in field

300191443	502a46af-0954-e611-86f5-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing asset documentation
The Earnest Money Deposit was from the non-borrowering spouse and the loan file did not contain a letter granting the Borrower $x.x access to these funds.  Please provide a letter from the non-borrowering spouse.  Additional conditions may apply.
															07/29/2016: see attached LOX	07/29/2016: Audit reviewed Lender Rebuttal, and has determined that an access letter is not required. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.64%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 12.90 months reserves; Years in Field Borrower has 10 years in field

300191443	d62a3dcc-6553-e611-86f5-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The Additional Information About This Loan is missing the Lender's Email and Phone.
07/29/2016: "per XX/XX/XXXX email which states "We only need one specific contact from the either lender or broker. If any lender info is missing like the phone number, then this is non-material B grade with the exception of missing NMLS or licensing which is consider a material exception." with corrected/revised CD

07/29/2016: Audit review of missing LE Contact and/or General Information, other than Lender or Broker NMLS or Settlement Agents license number (if required by State), was corrected on the final CD is a non-material grade B. Loan will be rated a 'B' for all agencies. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.64%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 12.90 months reserves; Years in Field Borrower has 10 years in field

300191443	5f4dc6dd-83a7-41eb-ace0-8ab89534dfc3	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Naming Convention in Services Borrower DID SHOP Fee (Section C) on C.D. is not consistent with L.E.
The Title - Courier Fee on the final CD is incorrectly named as compared to the LE dated XX/XX/XXXX Title - Courier/Wire/E-Mail Fee.  Although no tolerance, these fees should all match in naming convention.
07/29/2016: corrected CD
07/29/2016: Audit reviewed CD, the LE/CD fees where the naming convention is not consistent has been corrected on the revised CD, and is deemed acceptable. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.64%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 12.90 months reserves; Years in Field Borrower has 10 years in field

300191443	13443068-ac52-e611-86f5-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.	07/27/2016: CDA
07/27/2016: A CDA report reflecting a value $XXXX.XX which is a X,X% variance was provided. Variance within acceptable tolerance. Condition Cleared07/26/2016:CDA reflecting a value of $XXXX.XX which is a X.X% variance. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.64%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 12.90 months reserves; Years in Field Borrower has 10 years in field

300191443	95bfad2c-6853-e611-86f5-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)	The Title - Settlement or Closing Fee in section C of the final Closing Disclosure is missing the name of the service provider.		07/26/2016: A Post Closing CD provided in the loan reflects the service provider name for the Title-Settlement or closing fee. Loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.64%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 12.90 months reserves; Years in Field Borrower has 10 years in field

300191443	4a69cf67-6653-e611-86f5-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.
WLSP is missing a detailed list of services which corresponds to the LE for services the borrower is permitted to shop for. Title – Abstract or Title Search, Title - Courier/Wire/E-Mail fee, Title  - Miscellaneous Title Charges and Title - Title Examination were not itemized on the WLSP and at least one available provider was not reflected for the borrower to shop for these services.
07/26/2016: Services provided on WLSP were not itemized. Audit calculated section C fees and are within xx% tolerance for worst case scenario. Loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.64%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 12.90 months reserves; Years in Field Borrower has 10 years in field

300158462	124510e2-c785-450d-b001-a709d170376b	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Finance Charge under disclosed (Exceeds $100 variance/threshold) for Purchase Transactions	The final closing disclosure reflects the Finance Charge as XXXX vs. actual Finance Charge of XXXX. An under disclosure of XXXX which exceeds the XXXX allowable tolerance for Purchase Transactions.
The tolerance credit of $XXXX given on the final CD was for the Title - Loan Closing Fee of $XXXX Therefore, the amount paid by the borrower at closing was $XXXX (XXXX -XXXX). Thus, taking this into account, the Finance Charge was within the XXX tolerance - see attached redisclosed CD with the correct Finance Charge of XXX.
05/19/2016: Received revised CD, recalculated charges. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 761; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report (whichever is applicable) verifies 52 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 11.60 months reserves

300158462	71ce03ab-b6f9-4ee0-8052-35b6ba72c74d	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Information required for General Information section not present in L.E.	On page X of the final LE, the loan officer, email and phone number of the lender is missing.		05/19/2016: Received CD with the loan officer, email and phone number. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 761; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report (whichever is applicable) verifies 52 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 11.60 months reserves

300158462	951318de-61f7-4887-a0c6-dc3073767c2c	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	Information required for CD Contact Information is missing the Settlement Agent's email address.		05/19/2016: Received revised CD with Settlement Agent's email address. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 761; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report (whichever is applicable) verifies 52 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 11.60 months reserves

300158462	41278252-8118-e611-86f5-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	CDA report is missing from file.		03/30/2016: A CDA report reflecting a value $XXXX which is a XX% variance was provided. Variance within acceptable tolerance. Condition Cleared
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 761; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report (whichever is applicable) verifies 52 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 11.60 months reserves

300158462	8a300cdd-0223-4b91-bd5c-446341b40e83	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Income Documentation – Loan does not meet criteria for Qualified Mortgage
Missing 1120S tax returns for XXXX for the business shown on the XXXX. Per appendix Q, either signed tax returns or transcripts are required in order for the loan to be classified as a Qualified Mortgage.
05/19/2016: Received signed business tax return. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 761; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report (whichever is applicable) verifies 52 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 11.60 months reserves

300158462	2833a059-9d40-4c04-9771-eac317b4bc32	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Missing corresponding W.L.S.P. for Initial L.E. in File DID SHOP Fee (Section C)
The service provider list in file is an old RESPA service provider list and does not list the individual "services" associated with each provider. It is not the service provider list that is under form H-27 in the rule. The WLSP is itself a violation and it is confusing to consumers because it has text that relates to the GFE.
05/19/2016: Per Compliance $XXXX; can be cured post close with tolerance refund. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 761; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report (whichever is applicable) verifies 52 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 11.60 months reserves

300158462	149cb02d-7f18-e611-86f5-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing income documentation
Missing  XXXX tax returns for XXXX for the business shown on the XXXX.  XXXX Per appendix Q, either signed tax returns or transcripts are required in order for the loan to be classified as a Qualified Mortgage.
05/19/2016: Received signed business tax return. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 761; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report (whichever is applicable) verifies 52 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 11.60 months reserves

300158462	d73234f7-e009-400c-a715-a5ead1dac7bb	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.	Closing Disclosure indicates a tolerance cure in the amount of XXXX. The final CD reflects a Title Loan Closing Fee of XXXX reflected in section H of the LE.		5/17/2016: Closing Disclosure indicates a tolerance cure in the amount of XXXX. Loan will be graded an A for all agencies except for Fitch with a grade of B
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 761; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report (whichever is applicable) verifies 52 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 11.60 months reserves

300158462	3bcbc945-151a-47d5-a95a-f75242446944	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Amount Financed over disclosed (Exceeds $100 variance/threshold) for Purchase Transactions
The Amount Financed is over disclosed and exceeds allowable XXXX variance/threshold for Purchase Transactions. The final closing disclosure reflects an amount financed of XXXX vs. actual XXXX an over disclosure of xxx.
05/19/2016: Received revised CD, recalculated APR. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 761; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report (whichever is applicable) verifies 52 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 11.60 months reserves

300158462	2b50497a-c8a8-4918-b37f-5367bb3628da	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Special Information Booklet / Home Loan Toolkit
Special information booklet/Home loan Toolkit not provided in file. Please provide documentary evidence, such as a screen print, a list of disclosures that are automatically generated by a document system showing the date of the package sent to the borrower. Additional conditions may apply.
05/19/2016: Received evidence Borrower received Home Loan Toolkit within 3 days of closing. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 761; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report (whichever is applicable) verifies 52 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 11.60 months reserves

300154811	0f93ed65-6911-e611-8544-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	General Compliance Exception	The LE is missing the lender's e-mail and phone under the section, Additional Information About This Loan.	05/16/2016: please see attached	05/16/2016: Missing contact info in this section of LE is deemed not material if NMLS info is present and corrected on CD. Loan will be graded a B.Final CD is correct. Condition Cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 75%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.41%; No Mortgage Lates UW Guides require 0x30 days late in the most recent 24 months, Credit report verifies 58 months payment history with no late payments reported. ; Reserves are higher than guideline minimum UW Guides require 6 months reserves on all properties, loan qualified with 10.17 months reserves on all properties

300154811	352498af-6911-e611-8544-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		05/03/2016: CDA provided reflecting a value of $XXXX.XX which is a XX% variance. Variance within acceptable tolerance. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 75%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.41%; No Mortgage Lates UW Guides require 0x30 days late in the most recent 24 months, Credit report verifies 58 months payment history with no late payments reported. ; Reserves are higher than guideline minimum UW Guides require 6 months reserves on all properties, loan qualified with 10.17 months reserves on all properties

300154811	927312e9-8fde-4411-82f0-1df798c5196b	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The e-mail of the Lender and the e-mail and all contact information and license number for the Settlement Agent are missing.	05/16/2016: please see attached	05/16/2016: Received revised CD with completed information. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 75%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.41%; No Mortgage Lates UW Guides require 0x30 days late in the most recent 24 months, Credit report verifies 58 months payment history with no late payments reported. ; Reserves are higher than guideline minimum UW Guides require 6 months reserves on all properties, loan qualified with 10.17 months reserves on all properties

300154811	d759c4c4-d1bc-4556-a87f-8ed6bb992fb8	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Incorrect disclosure of Origination Charges - Section A
The Origination Fee in section A of the final Closing Disclosure do not identify the party that the fees are being paid too. x Under the subheading “Origination Charges,” and in the applicable columns as described in paragraph (f) of this section, an itemization of each amount paid for charges described in §xthe amount of compensation paid by the creditor to a third-party loan originator along with the name of the loan originator ultimately receiving the payment, and the total of all such itemized amounts that are designated borrower-paid at or before closing.
															05/16/2016: please see attached	05/16/2016: Received revised CD with providers disclosed. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 75%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.41%; No Mortgage Lates UW Guides require 0x30 days late in the most recent 24 months, Credit report verifies 58 months payment history with no late payments reported. ; Reserves are higher than guideline minimum UW Guides require 6 months reserves on all properties, loan qualified with 10.17 months reserves on all properties

300154811	5f1108e3-6411-e611-8544-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Hazard Insurance Shortfall	Hazard insurance binders reflect effective dates of XXXX and XXXX which are after the consummation date.		Received hazard insurance with an inception date of XXXX. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 75%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.41%; No Mortgage Lates UW Guides require 0x30 days late in the most recent 24 months, Credit report verifies 58 months payment history with no late payments reported. ; Reserves are higher than guideline minimum UW Guides require 6 months reserves on all properties, loan qualified with 10.17 months reserves on all properties

300154811	61108b87-f611-4447-91d2-08d92dae35b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)
The Loan Tie-in Fee, Title-Courier/Wire/E-Mail Fee, Title-Environmental Protection, Title-Mobile Notary Fee, Title-Premium for Lender's Coverage, Title-Recording Fee and Title-Settlement or Closing Fee in Section C of the final Closing Disclosure do not list the name of the service provider. Title documents in file indicate fees were paid to party on WLSP and should have been disclosed in section B. The title fees must also list the payee.
															05/16/2016: please see attached	05/16/2016: Received CD with fees in Section B. Fess are within XX% tolerance. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 75%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.41%; No Mortgage Lates UW Guides require 0x30 days late in the most recent 24 months, Credit report verifies 58 months payment history with no late payments reported. ; Reserves are higher than guideline minimum UW Guides require 6 months reserves on all properties, loan qualified with 10.17 months reserves on all properties

300154811	ff88f2cf-f011-e611-8544-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Closing Disclosure document error	The Loan Tie-In Fee in Section C of the CD is not prefixed with "title".	05/16/2016: please see attached	05/16/2016: Received revised CD with correct naming convention. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 75%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.41%; No Mortgage Lates UW Guides require 0x30 days late in the most recent 24 months, Credit report verifies 58 months payment history with no late payments reported. ; Reserves are higher than guideline minimum UW Guides require 6 months reserves on all properties, loan qualified with 10.17 months reserves on all properties

300154811	52679c8b-062b-40df-8dff-a0af21e78679	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Credit Report fee in Section B of the final Closing Disclosure is missing the name of the service provider.	05/16/2016: please see attached	05/16/2016: Received revised CD with provider disclosed. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 75%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.41%; No Mortgage Lates UW Guides require 0x30 days late in the most recent 24 months, Credit report verifies 58 months payment history with no late payments reported. ; Reserves are higher than guideline minimum UW Guides require 6 months reserves on all properties, loan qualified with 10.17 months reserves on all properties

300154811	de880c2f-6911-e611-8544-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.
Missing "valid" WLSP. The WLSP is not itemized. The written list of service providers in file is an old RESPA service provider list. The lender is required to issue a WLSP similar to the sample x form provided in the rule and list each service the borrower can shop for.
															05/16/2016: per 4/21/2016 email from this should be cleared	05/16/2016: Services provided were on old Service Provider form. Audit calculated and are within XX% tolerance for worst case scenario. Loan will be rated a B for all agencies.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 75%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.41%; No Mortgage Lates UW Guides require 0x30 days late in the most recent 24 months, Credit report verifies 58 months payment history with no late payments reported. ; Reserves are higher than guideline minimum UW Guides require 6 months reserves on all properties, loan qualified with 10.17 months reserves on all properties

300170996	d883c39a-595a-4082-b269-ab65225f7c9a	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error
The final Closing Disclosure Contact Information section is incomplete.  The License Number of the  Borrowers Real Estate Broker and Sellers Real Estate broker is missing. In addition, the License ID Number of the Settlement Agent is missing.
07/21/2016: please see attached
07/21/2016: Audit review of revised CD includes contact information required for the Lender, Broker, Real Estate Agents and Settlement Agent. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided.  Loan will be rated a 'B'. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI 43%; loan quakified with DTI of 41.48%; FICO is higher than guideline minimum UW Guides required FICO of 680; loan qualified with FICO of 780; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 16.9 months reserves

300170996	5843bfc0-0472-4e4d-ae43-4a80d3287997	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing E Consent Disclosure	Missing the Borrower's Consent to Receive Communications Electronically. Provided E Consent disclosure for the borrower.		07/20/2016: Received e-consent. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI 43%; loan quakified with DTI of 41.48%; FICO is higher than guideline minimum UW Guides required FICO of 680; loan qualified with FICO of 780; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 16.9 months reserves

300170996	50637404-ef49-e611-86f5-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
Inaccurate placement in the creditor-paid principal reductions should be disclosed in the Summaries of Transactions section on page three of the Closing Disclosure in the “Other Credits” area of Section L.  The remaining rate credit should not be disclosed in Section H. A general credit would be listed in Section J of the C.D.; however, in this instance as it is a specific credit, should be listed in the Paid by Others column in Section A. Proper disclosure of credits is referenced in 1026.38(h)(3).
07/22/2016: please see attached07/21/2016: please see attached
07/22/2016: Audit reviewed Lender Rebuttal, as well as documentation submitted, and has determined that the remaining rate credit reflected in section L for xxxxx is acceptable. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'. Condition cleared.07/21/2016: Audit reviewed CD submitted, and has determined that the remaining rate credit for xxxx was incorrectly placed in Section H. The creditor-paid principal reductions should be disclosed in the "Summaries of Transactions" section on page three of the Closing Disclosure in the “Other Credits” area of Section L. Provide revised CD, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification. Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI 43%; loan quakified with DTI of 41.48%; FICO is higher than guideline minimum UW Guides required FICO of 680; loan qualified with FICO of 780; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 16.9 months reserves

300170996	e1502830-944a-e611-86f5-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing asset documentation	Missing complete copy of on-line banking statement for xx bank account reflected on final loan application. File contains pgs xx & xsx; missing pgs xx & xx.		07/20/2016: Received all pages of on line printout for account xx on final 1003. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI 43%; loan quakified with DTI of 41.48%; FICO is higher than guideline minimum UW Guides required FICO of 680; loan qualified with FICO of 780; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 16.9 months reserves

300170996	270ea04e-964a-e611-86f5-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	Loan Estimate dated xxxxxxxx is incomplete. Missing the Lenders email address and phone number.	07/21/2016: please see attached
07/21/2016: Audit review of missing LE Contact and/or General Information, other than Lender or Broker NMLS or Settlement Agents license number (if required by State), was corrected on the final CD is a non-material grade B. Loan will be rated a 'B' for all agencies. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI 43%; loan quakified with DTI of 41.48%; FICO is higher than guideline minimum UW Guides required FICO of 680; loan qualified with FICO of 780; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 16.9 months reserves

300170996	1a218d20-f149-e611-86f5-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)	The Title - Settlement or Closing Fee in section C of the final Closing Disclosure is missing the name of the service provider.	07/21/2016: please see attached
07/21/2016: Audit review of revised CD includes payee to all fees in Sections C, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a Fitch 'B'.  Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI 43%; loan quakified with DTI of 41.48%; FICO is higher than guideline minimum UW Guides required FICO of 680; loan qualified with FICO of 780; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 16.9 months reserves

300170996	e776d5e9-964a-e611-86f5-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing corresponding C.O.C for most Recent L.E/C.D. in File
Missing corresponding COC for CD dated xxxxxxx as the Origination Compensation fee has changed from Lender paying to borrower paying. The file is missing evidence of a valid change of circumstance with explanation. Lender originally paying xxxx vs borrower now paying xxxx and Lender paying xxxxx.
07/27/2016: The xxxxxx COC was approved on xxxx and the corresponding CD was dated xxxxx (attached).07/22/2016: please see attached07/21/2016: please see attached
07/27/2016: Audit reviewed all documentation, and has determined that sufficient evidence of COC was provided. Condition cleared. 07/22/2016: Audit found no documentation attached.07/21/2016: Audit reviewed COC submitted, and has determined that the document reflects Lender paid compensation of xxxxx and borrower paid of xxxx. However, the CD in question reflects Lender paid comp of xxxx and borrower paid of xxxx. Provide COC to match CD compensation. Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI 43%; loan quakified with DTI of 41.48%; FICO is higher than guideline minimum UW Guides required FICO of 680; loan qualified with FICO of 780; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 16.9 months reserves

300170996	c9df3b82-ef49-e611-86f5-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Credit Report fee in section B of the final Closing Disclosure is missing the name of the service provider.	07/21/2016: please see attached
07/21/2016: Audit review of revised CD includes payee to all fees in Sections B, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a Fitch 'B'.  Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI 43%; loan quakified with DTI of 41.48%; FICO is higher than guideline minimum UW Guides required FICO of 680; loan qualified with FICO of 780; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 16.9 months reserves

300170996	8e32b2e0-e949-e611-86f5-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		07/15/2016: CDA provided reflecting a value of $600,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI 43%; loan quakified with DTI of 41.48%; FICO is higher than guideline minimum UW Guides required FICO of 680; loan qualified with FICO of 780; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 16.9 months reserves

300170166	41c0d5a6-c0f8-4a79-9233-46da92cc5919	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure dated XX/XX/XXXX Contact Information section is incomplete. The Contact NMLS License Number of the Lender and the Settlement Agent are missing.
06/17/2016: Disagree - This condition should be cleared per xxxxxx email which states "We only need one specific contact from the either lender or broker. If any lender info is missing like the phone number, then this is non-material B grade with the exception of missing NMLS or licensing which is consider a material exception."

06/17/2016: Audit reviewed the Lender Rebuttal, and has determined that contact information is considered a Non-Material B grade and can be cured UNLESS we are missing NMLS or licensure numbers. Lender should verify that the Title Company/Settlement Agent puts applicable contact information on the final CD before it is approved for closing.  Missing this information on the LE is acceptable with a non-material, B grade given, but it must be completed on the CD. If not, re-disclosure is required. Reviewed final CD, all applicable contact information is present. Loan will be graded a B.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 23.84%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 733; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 6.40 months reserves

300170166	aed97349-6b32-e611-86f5-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Documentation	Missing 24 month housing history evidence 0 x 30 late payments as credit report provided in file only evidences 22 out of the required 24 months.	06/17/2016: please see attached	06/17/2016: Audit reviewed Lender Rebuttal, and has determined that evidence of 24 month housing history was provided and is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 23.84%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 733; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 6.40 months reserves

300170166	1c02704c-7a32-e611-86f5-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Missing copy of title
The title report in the file does not show the amount of coverage for the subject property. Guidelines require that the title report correctly reflects the information that will ultimately be on the title policy. Additional conditions may apply.
06/15/16: Upon further review, lender does not require the title show the amount of coverage. Condition rescinded.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 23.84%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 733; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 6.40 months reserves

300170166	344e6bf9-0b9e-4c4d-be5f-d3e3658907a9	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for General Information section not present in L.E.	The LE dated xxxxxx is missing the lender's e-mail & phone number under the section, Additional Information About This Loan.	06/17/2016: CD was re-disclosed on XX/XX/XXXX which corrected this information- please clear this condiiton	06/17/2016: Audit review of missing General Information on LE/CD was corrected on final CD and is a non-material grade B. Loan will be rated a 'B' for all agencies. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 23.84%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 733; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 6.40 months reserves

300170166	fef2ccb1-3f32-e611-86f5-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.		06/14/2016: A CDA report dated 06/09/2016 reflected a value of $955,000 with a 0% variance to appraisal value. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 23.84%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 733; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 6.40 months reserves

300170166	61e8567c-6a32-e611-86f5-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	WLSP is missing a detailed list of services which corresponds to the LE for services the borrower is permitted to shop for.		6/14/2016: Services provided on WLSP were not itemized. Audit calculated section C fees and are within 10% tolerance for worst case scenario. Loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 23.84%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 733; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 6.40 months reserves

300184122	cbefb2f8-2d45-e611-86f5-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.		07/08/2016: CDA provided reflecting a value of $680,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%; loan qualified with DTI of 35.47%; Reserves are higher than guideline minimum UW Guide require 6 months reserves; loan qualified with 9.10 months reserves; Years in Primary Residence Borrower has resided in subject for 10.08 years

300184122	174dadd7-5c47-e611-86f5-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	General Compliance Exception	The payee for Recording Fees is missing from the final CD.	07/15/2016: see corrected CD07/13/2016: corrected CD
07/15/2016: Audit review of revised CD includes payee to all fees in Sections A, B and E, and the documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a Fitch 'B'.  Condition cleared.07/13/2016: Audit review of revised CD does not include payee for Section E "Recording Fees". Provide revised CD, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification. Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%; loan qualified with DTI of 35.47%; Reserves are higher than guideline minimum UW Guide require 6 months reserves; loan qualified with 9.10 months reserves; Years in Primary Residence Borrower has resided in subject for 10.08 years

300184122	6c633c26-5c47-e611-86f5-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
The remaining rate credit should not be disclosed in Section H. A general credit would be listed in Section J of the C.D.; However, in this instance as it is a specific credit, should be listed in the Paid by Others column in Section A. Proper disclosure of credits is referenced in 1026.38(h)(3).
07/13/2016: corrected CD
07/13/2016: : Audit reviewed Lender Rebuttal, as well as documentation submitted, and has determined that the remaining rate credit reflected in section G for $XX.XX in the "Paid by Others" column is acceptable. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%; loan qualified with DTI of 35.47%; Reserves are higher than guideline minimum UW Guide require 6 months reserves; loan qualified with 9.10 months reserves; Years in Primary Residence Borrower has resided in subject for 10.08 years

300184122	3f170b28-682c-4f00-8c78-0fcfd7529ea5	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The Email address of the of the Lender is missing.
7/12/2016: This condition should be cleared per xxxxxx email which states "We only need one specific contact from  either lender or broker. If any lender info is missing like the phone number, then this is non-material B grade with the exception of missing NMLS or licensing which is consider a material exception."
7/12/2016: The information is deemed non-material. Loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%; loan qualified with DTI of 35.47%; Reserves are higher than guideline minimum UW Guide require 6 months reserves; loan qualified with 9.10 months reserves; Years in Primary Residence Borrower has resided in subject for 10.08 years

300184122	f56a0fd4-2c45-e611-86f5-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Final 1003 is incomplete
Final loan application in file does not reflect Yrs employed in this line of work/profession for co-borrower. Corrected final loan application is required signed by borrowers and corrections to be initialed.
7/12/2016: An updated 1003 application is not required. Condition rescinded.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%; loan qualified with DTI of 35.47%; Reserves are higher than guideline minimum UW Guide require 6 months reserves; loan qualified with 9.10 months reserves; Years in Primary Residence Borrower has resided in subject for 10.08 years

300184122	f8410b89-2d45-e611-86f5-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	WLSP is missing a detailed list of services which corresponds to the LE for services the borrower is permitted to shop for.
07/15/2016: Audit reviewed WLSP, the document includes fees not listed on the WLSP. Audit calculated section C fees and are within 10% tolerance for worst case scenario. Loan will be rated a B for all agencies.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%; loan qualified with DTI of 35.47%; Reserves are higher than guideline minimum UW Guide require 6 months reserves; loan qualified with 9.10 months reserves; Years in Primary Residence Borrower has resided in subject for 10.08 years

300177942	292187f0-293a-e611-86f5-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Closing Disclosure / CD Not in File	The Re disclosed CD is missing from the loan file per letter dated XX/XX/XXXX	06/28/2016: redisclosed CD for $XX.XX.	06/28/2016: CD dated XX/XX/XXXX. Condition cleared.
300177942	61709573-823c-e611-86f5-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE dated XX/XX/XXXX is missing the lender's e-mail and phone number under the section, Additional Information About This Loan.
06/29/2016: This condition should be cleared per xxxx email which states "We only need one specific contact from the either lender or broker. If any lender info is missing like the phone number, then this is non-material B grade with the exception of missing NMLS or licensing which is consider a material exception."

06/29/2016: Audit review of missing LE Contact and/or General Information, other than Lender or Broker NMLS or Settlement Agents license number (if required by State), was corrected on the final CD is a non-material grade B. Loan will be rated a 'B' for all agencies. Condition cleared.

300177942	34a8f63c-64ea-446e-9b1a-bc85ccf10d96	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The NMLS License Number and/or State License Number of the Settlement Agency and Contact,and Lender's email are missing.	06/29/2016: corrected CD
06/29/2016: Audit review of CD includes contact information required for the Lender, Broker, Real Estate Agents and Settlement Agent. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided.  Loan will be rated a 'B'. Condition cleared.

300177942	f49db0e3-77d7-40b2-8e41-4906cb03cfcb	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)
The Title -Mobile Notary Fee, Title-Premium for Lender's Coverage, Title-Recording Fee, Title-Settlement or Closing Fee, Title Examination are reflected in section C of the final Closing Disclosure. The borrower selected a service provider listed on the WLSP for the The Title -Mobile Notary Fee, Title-Premium for Lender's Coverage, Title-Recording Fee, Title-Settlement or Closing Fee, Title Examination. The Title -Mobile Notary Fee, Title-Premium for Lender's Coverage, Title-Recording Fee, Title-Settlement or Closing Fee, Title Examination should be listed in section B of the CD.
06/29/2016: corrected CD
06/29/2016: Audit review of revised CD reflects Sections C fees moved to Section B, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a Fitch 'B'.  Condition cleared.

300177942	87a585ba-f68a-4b43-9fbb-441a4f0a7bb6	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.	The Credit Report Fee in section B of the final Closing Disclosure is missing the name of the service provider.	06/29/2016: corrected CD06/28/2016: corrected CD
06/29/2016:  Audit review of revised CD includes payee to all fees in Section B, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a Fitch 'B'.  Condition cleared.06/28/2016:  There is no attachment to review.  Condition remains.

300177942	23b66b0d-163a-e611-86f5-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.	06/29/2016: CDA	06/29/2016: A CDA report reflecting a value $965,000.00 which is a 0.00% variance was provided. Variance within acceptable tolerance. Condition Cleared.
300177942	5a162fa6-ca4b-42a9-9585-eaed34786adf	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Lender Credits on Final Closing Disclosure at closing is inaccurate in relation to previous Initial disclosure(s)
The LE dated XX/XX/XXXX reflects a lender credit in the amount of $XX.XX. The lender credit decreased to $XX.XX. on the CD dated XX/XX/XXXX with no indication of a valid COC to account for the $XX.XX. decrease in the credit.
															06/28/2016: see page 2 of attached CD, lender credit did not decrease.	06/28/2016: Lender credit did not decrease, it increased to $XX.XX.. Condition rescinded.
300178441	c8ca8e07-143e-e611-86f5-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	General Compliance Exception
On the CD dated XX/XX/XXXX, in Section XX Taxes and Other Government Fees, for City/County/State Tax Stamps and Transfer Tax, a Itemization with the name of the government entity assessing the tax is required.
06/29/16: Name of the government entity assessing the transfer tax was listed on the post close CD. Loan will be graded a B.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 765; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 24.7 months reserves; Years in Field Borrower has 16 years in field

300178441	90a2ad28-5c3d-e611-86f5-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Origination Charges - Section A	The Origination Fee and Underwriting Fee reflected in section A of the final Closing Disclosure does not list the Payee.		6/28/16: Payees listed and corrected on post close CD in file. Loan will be rated a B.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 765; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 24.7 months reserves; Years in Field Borrower has 16 years in field

300178441	eb95c9d8-883c-e611-86f5-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.		06/29/16: CDA reflecting a value of $650,000.00 which is a -0.0% variance. Condition Cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 765; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 24.7 months reserves; Years in Field Borrower has 16 years in field

300178441	c1ebf47e-faf9-4078-a825-414a4efffd9a	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE dated XX/XX/XXXX is missing the lender's e-mail and phone number under the section, Additional Information About This Loan.	on attached CD	07/01/2016: Received post consummation CD adding Lender's email address and phone number, letter to borrower and air bill. Loan will be rated a B.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 765; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 24.7 months reserves; Years in Field Borrower has 16 years in field

300178441	1e57aae0-5c3d-e611-86f5-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C)	The Title-Premium for Lender's Coverage and Title-Settlement or Closing Fee in section C of the final Closing Disclosure are missing the name of the service providers.		6/28/16: Service Provider names listed and corrected on post close CD in file. Loan will be rated a B.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 765; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 24.7 months reserves; Years in Field Borrower has 16 years in field

300178441	70fe0c3a-5d3d-e611-86f5-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The NMLS/License Number ID of the Borrowers Real Estate Broker, Sellers Real Estate broker and Settlement Agent are missing.		6/28/16: Contact Information completed and corrected on post close CD in file. Loan will be rated a B.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 765; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 24.7 months reserves; Years in Field Borrower has 16 years in field

300189766	654d45b7-a181-e611-9c05-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE is missing the lender's e-mail or phone number under the section, Additional Information About This Loan.		09/23/2016: Non-material finding. Loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.05%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 786; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 10.20 months reserves

300189766	f6fa9a2b-ad09-4251-9421-c3faca8631ed	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)
The Title – Mobile Notary Fee, Title – Premium For Lender’s Coverage and Title – Settlement or Closing Fee are reflected in section C of the final Closing Disclosure. The borrower selected a service provider from the WLSP for title services.  The title service provider fees should be listed in section B of the CD.
09/23/2016: A Post Closing CD was provided in the loan file with the title fees reflected in section B. Loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.05%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 786; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 10.20 months reserves

300189766	e9255da1-a181-e611-9c05-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure. If the lender is not affiliated with any other businesses, please provide an attestation stating such.	10/05/2016: please see attached	10/05/2016: Audit review of the Broker and Lender Affiliated Business Disclosures submitted are within three days of application date. Documentation submitted is deemed acceptable, condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.05%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 786; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 10.20 months reserves

300189766	ae2e066b-cd81-e611-9c05-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to obtain Verbal Verification of Employment	Missing third party verification of borrower and co-borrower's S/E businesses.	10/05/2016: please see attached	10/05/2016: Audit reviewed third party verification of both borrower's, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.05%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 786; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 10.20 months reserves

300189766	1d6a04e1-9f81-e611-9c05-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Documentation	Missing executed letter stating the borrowers' Home Equity Line of Credit is frozen and closed.	10/11/2016: please see attached	10/11/2016: Audit reviewed executed HELOC Authorization to Close Account, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.05%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 786; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 10.20 months reserves

300189766	6f49549b-a181-e611-9c05-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Documentation	Evidence of the Lender of Record Application Date was not provided in the file.	10/06/2016: please see attached
10/06/2016: Audit reviewed evidence of Lender Application, and has determined that the broker and lender Application dates are on the same day. Documentation submitted is deemed acceptable. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.05%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 786; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 10.20 months reserves

300189766	d713a1ab-a181-e611-9c05-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.
The service provider list in file is an old RESPA service provider list and does not list the individual "services" associated with each provider. It is not the service provider list that is under form H-27 in the rule. The WLSP is itself a violation and it is confusing to consumers because it has text that relates to the GFE.
09/23/2016: Audit calculated section C fees and are within 10% tolerance for worst case scenario. Loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.05%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 786; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 10.20 months reserves

300189766	ae485dcb-a181-e611-9c05-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	General Compliance Exception
Compensation to a third party loan originator from both the consumer and the creditor in the transaction is prohibited under 1026.36(d)(2). Ref: 1026.38(f)(1)-2. Borrower paid an Origination fee of $XXX.XX. Refund to cure required of $XXX.XX.  File contains a signed Borrower Loan Option form in which Lender-Paid Broker Compensation was selected.
															10/06/2016: Disagree - The xxxx is for the underwriting fee that was paid to the lender. The entire Origination Fee of xxxxx was paid by the lender to the broker.	10/06/2016: Audit concurs with the Lender Rebuttal, the Underwriting Fee is xxxxx. Condition rescinded.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.05%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 786; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 10.20 months reserves

300189766	e66f9bed-9f81-e611-9c05-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Executed Personal Tax Returns	Executed 2015 Personal Returns for the borrowers were not provided in the file.	10/05/2016: please see attached, borrowers signed first page instead of 2nd page	10/05/2016: Audit reviewed executed XXXX Tax Returns, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.05%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 786; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 10.20 months reserves

300189766	d13e6ad7-a181-e611-9c05-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Services Borrower DID SHOP Fee (Section C) & Recording Fee (Section E) exceed corresponding L.E. fee (10% Tolerance, when payee = Other or Borrower Permitted to shop for services)
Section E Recording Fees are subject to 10% tolerance. LE dated xxxxxx reflects recording fees of xxxx (xxx at xx) with no resulting COC for any subsequent disclosures. The Post Closing CD reflects a charge of xxx for a variance/refund required of xx to meet xx threshold.  Please note that a letter of explanation to the borrower must also be issued.

10/06/2016: There is no xx tolerance violation. The xx tolerance fees actually decreased - baseline was xxxx (LE Box C total of xxxx + recording fees of xxx vs final CD of xxxx (all title fees + recording fees).
10/06/2016: Audit concurs with the Lender Rebuttal, loan is within xx tolerance therefore no cure is required. Condition rescinded.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.05%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 786; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 10.20 months reserves

300189766	1df207f8-bb3b-4a61-9b1e-5126d40d33bc	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Borrower not provided 3 day rescission period	The Right to Cancel form was executed on XX/XX/XXXX and reflected an expiration date of XX/XX/XXXX. The expiration date should been XX/XX/XXXX as the borrower did not have a 3 day rescission period.	10/06/2016: please see attached
10/12/2016:  Notification of error, reopened rescission, evidence of shipment and RTC with corrected expiration date. The loan is out of the rescission period, rescission expired on XX/XX/XXXX. Loan will be rated a Fitch B. 10/06/2016: Notification of error, reopened rescission, evidence of shipment and Right to Cancel with corrected expiration date. Loan will be rated a Fitch B. However, unable to clear condition as loan is currently in the rescission period, rescission expires on XX/XX/XXXX. Loan will be cleared when the rescission period has expired. Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.05%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 786; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 10.20 months reserves

300189766	248731ca-f9af-465e-b583-29d88a6ef4d7	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The NMLS License Number of the Settlement Agent is missing.		09/23/2016: A Post Closing CD was provided in the loan file with the License Number of the Settlement Agent. Loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.05%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 786; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 10.20 months reserves

300189766	ceeb27f5-9e81-e611-9c05-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		09/23/2016: A CDA report reflecting a value $2,150,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.05%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 786; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 10.20 months reserves

300178706	127eab25-c84d-e611-86f5-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	General Credit Exception	Homeowner's insurance billing statement in file indicates property insured is Borrower's prior residence. Please provide evidence Borrower does not have a policy to insure prior residence.	07/22/2016: Attached is the policy that was sent to the borrowers showing the insurance tied to subject property.	07/22/2016: Audit reviewed insurance declaration page provided, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.98%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 791; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 11.2 months reserves

300178706	214f8590-c94d-e611-86f5-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.
WLSP is missing a detailed list of services which corresponds to the LE for services the borrower is permitted to shop for.  Title - Premium For Lender's Coverage was not itemized on the WLSP and at least one available provider was not reflected for the borrower to shop for this service.
07/20/2016: Services provided on WLSP were not itemized. Audit calculated section C fees and are within 10% tolerance for worst case scenario. Loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.98%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 791; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 11.2 months reserves

300178706	ba71cc21-c44d-e611-86f5-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE dated XX/XX/XXXX is missing the lender's e-mail and phone number under the section, Additional Information About This Loan.
07/22/2016: per xxxxxx email which states "We only need one specific contact from the either lender or broker. If any lender info is missing like the phone number, then this is non-material B grade with the exception of missing NMLS or licensing which is consider a material exception.

07/22/2016: Audit review of missing LE Contact and/or General Information, other than Lender or Broker NMLS or Settlement Agents license number (if required by State), was corrected on the final CD is a non-material grade B. Loan will be rated a 'B' for all agencies. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.98%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 791; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 11.2 months reserves

300178706	e6ae8067-0d47-4730-ba89-ca5863f909d6	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error
The final Closing Disclosure Contact Information section is incomplete.  The Email for the Lender and NMLS Number and/or State ID License Number of the Sellers Real Estate Broker, Sellers Real Estate Broker Contact, Buyers Real Estate Broker, Buyers Real Estate Broker Contact, Settlement Agent and Settlement Agent Contact are missing.

07/22/2016: Audit review of revised CD includes contact information required for the Lender, Broker, Real Estate Agents and Settlement Agent. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided.  Loan will be rated a 'B'. Condition cleared. 07/19/2016: Post close CD corrected to include NMLS Number and/or State ID License Number of the Sellers Real Estate Broker, Sellers Real Estate Broker Contact, Buyers Real Estate Broker, Buyers Real Estate Broker Contact, Settlement Agent and Settlement Agent Contact contact information, however the Email for the Lender is still missing.  Breach remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.98%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 791; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 11.2 months reserves

300178706	537ec68b-c24d-e611-86f5-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.		07/19/2016: CDA provided reflecting a value of $712,500 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.98%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 791; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 11.2 months reserves

300178706	a67c2838-c64d-e611-86f5-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	The Final CD dated XX/XX/XXXX does not reflect a payee for Section A fee, Section C fees, Section E Transfer Tax fee or Section H fees.		07/19/2016: Post close CD corrected to include all required payee information. Evidence delivered to Borrowers in file. Loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.98%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 791; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 11.2 months reserves

300180062	86bd6a55-0638-4f34-8477-5cbaeaecfb68	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)
The Title – Courier/Wire/E-Mail Fee, Title – Endorsement Fee, Title – Master Insurance Cert, Title – Mobile Notary Fee, Title – Premium For Lender’s Coverage, Title – Settlement Or Closing Fee or Title – Sub Escrow are reflected in section C of the final Closing Disclosure. The borrower selected a service provider from the WLSP for title services.  The title service provider fees should be listed in section B of the CD.

07/28/2016:  A Post Closing CD provided in the loan file reflects the title service provider fees in section B with the service provider from the WLSP as the service provider for all of the title services fees.  Loan will be rated a B for all agencies.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.66%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 774; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 16.10 months reserves

300180062	6b88939d-e9a7-445a-a656-5ca23ccc6370	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error
The final Closing Disclosure Contact Information section is incomplete.  The Email for the Lender is missing. The NMLS License Number and/or Contact NMLS License Number of the Settlement Agent are missing.
07/28/2016: A Post Closing CD provided in the loan file reflects the NMLS License Number for the Settlement Agent. Loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.66%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 774; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 16.10 months reserves

300180062	5042b85b-2e54-e611-86f5-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE is missing the lender's e-mail & phone number under the section, Additional Information About This Loan.
08/01/2016: per xxxx email which states "We only need one specific contact from the either lender or broker. If any lender info is missing like the phone number, then this is non-material B grade with the exception of missing NMLS or licensing which is consider a material exception."

08/01/2016: Audit review of missing LE Contact and/or General Information, other than Lender or Broker NMLS or Settlement Agents license number (if required by State), was corrected on the final CD is a non-material grade B. Loan will be rated a 'B' for all agencies. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.66%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 774; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 16.10 months reserves

300180062	2574f4b9-0e54-e611-86f5-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.		07/29/2016: A CDA report reflecting a value $1,075,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.66%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 774; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 16.10 months reserves

300180062	02e8baa7-c954-e611-86f5-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	The Master Insurance Cert reflected in section A of the final Closing Disclosure payable to the title company should be reflected in section B Services Borrower Did Not Shop For.		07/28/2016: A Post Closing CD provided in the loan file reflects the Title – Master Insurance Cert reflected in section B Services Borrower Did Not Shop For. Loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.66%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 774; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 16.10 months reserves

300180062	d9d7dac8-2b54-e611-86f5-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing asset documentation
The assets listed on the final loan application are missing two-months bank statements.  The loan file contains a bank statement dated xxxxxxx through xxxxxx and is missing another month's bank statement.  Additional conditions may apply.
															08/04/2016: please see attached	08/04/2016: Audit reviewed bank statement dated xxxxx, and has determined that documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.66%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 774; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 16.10 months reserves

300180062	d9c8e088-c954-e611-86f5-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.
WLSP is missing a detailed list of services which corresponds to the LE for services the borrower is permitted to shop for.  Title – Endorsement Fee was not itemized on the WLSP and at least one available provider was not reflected for the borrower to shop for these services.
07/28/2016: Services provided on WLSP were not itemized. Audit calculated section C fees and are within 10% tolerance for worst case scenario. Loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.66%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 774; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 16.10 months reserves

300180062	ac9ea17b-698a-491b-a6b7-40913f04e480	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Origination Charges - Section A	The Origination Fee and Underwriting Fee reflected in section A of the final Closing Disclosure do not reflect the name of the payee.		07/28/2016: A Post Closing CD provided in the loan file reflects the payee name for the Origination Fee and Underwriting Fee in section A. Loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.66%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 774; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 16.10 months reserves

300190916	d5a82f9c-a84e-e611-86f5-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Missing asset documentation	Missing letter from borrower's spouse stating that the borrower has full access to the funds in joint checking and savings account.
07/29/2016: It doesn't state anywhere in the guidelines an access letter is required for a jointly owned account. Our borrower is listed as an account owner so should have access to the funds. Provide a copy of the guideline that states an access letter is required.
07/29/2016: Audit reviewed Lender Rebuttal, and has determined that the borrower and spouse own accounts jointly. Condition rescinded.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 65.93%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 794; Reserves are higher than guideline minimum UW Guides require 6 months reserves on subject and 6 months reserves on REO, loan qualified with 23.84 months reserves on all properties.

300190916	f9a48240-aa4e-e611-86f5-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
The Realtor Credit in the amount of $9,000.00 in Section H of the final Closing Disclosure should be reflected in the Summaries of Transactions section on page three of the Closing Disclosure in the "Other Credits" area of Section L.
07/28/2016: corrected CD
07/28/2016: Audit review of revised CD reflects Realtor Credit in the amount of xxxxxxx in the correct section of Section L, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a Fitch 'B'. Condition cleared.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 65.93%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 794; Reserves are higher than guideline minimum UW Guides require 6 months reserves on subject and 6 months reserves on REO, loan qualified with 23.84 months reserves on all properties.

300190916	90e76a66-4390-4ff3-a6f7-6083e7a5acf7	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error
The final Closing Disclosure Contact Information section is incomplete.  The Email and Phone Number of the Lender is missing.  The NMLS License Number and/or Stated ID License Number of the Real Estate Broker (Buyer), Real Estate Broker Contact (Buyer), Real Estate Broker (Seller), Real Estate Broker Contact (Seller), Settlement Agent and Settlement Agent Contact are missing.
07/28/2016: corrected CD
07/28/2016: Audit review of revised CD includes all contact information required for the Lender and Settlement Agent. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'. Condition cleared.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 65.93%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 794; Reserves are higher than guideline minimum UW Guides require 6 months reserves on subject and 6 months reserves on REO, loan qualified with 23.84 months reserves on all properties.

300190916	a8da6563-aa4e-e611-86f5-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE is missing the lender's e-mail & phone number under the section, Additional Information About This Loan.
07/28/2016: per email which states "We only need one specific contact from the either lender or broker. If any lender info is missing like the phone number, then this is non-material B grade with the exception of missing NMLS or licensing which is consider a material exception." with corrected/revised CD

07/28/2016: Audit review of missing LE Contact and/or General Information, other than Lender or Broker NMLS or Settlement Agents license number (if required by State), was corrected on the final CD is a non-material grade B. Loan will be rated a 'B' for all agencies. Condition cleared.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 65.93%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 794; Reserves are higher than guideline minimum UW Guides require 6 months reserves on subject and 6 months reserves on REO, loan qualified with 23.84 months reserves on all properties.

300190916	e0a66963-f54d-e611-86f5-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided		07/20/2016: A CDA report reflecting a value $910,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 65.93%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 794; Reserves are higher than guideline minimum UW Guides require 6 months reserves on subject and 6 months reserves on REO, loan qualified with 23.84 months reserves on all properties.

300190916	d4424e77-aa4e-e611-86f5-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.
WLSP is missing a detailed list of services which corresponds to the LE for services the borrower is permitted to shop for.  Title –Premium For Lender’s Coverage was not itemized on the WLSP and at least one available provider was not reflected for the borrower to shop for this service.
07/20/2016: Services provided on WLSP were not itemized. Audit calculated section C fees and are within 10% tolerance for worst case scenario. Loan will be rated a B for all agencies.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 65.93%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 794; Reserves are higher than guideline minimum UW Guides require 6 months reserves on subject and 6 months reserves on REO, loan qualified with 23.84 months reserves on all properties.

300190916	d9cea4a6-aa4e-e611-86f5-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Closing Disclosure / CD Not in File	The initial CD is missing from the loan file.	07/28/2016: please see attached	07/28/2016: Audit reviewed initial CD, and has determined that documentation submitted is deemed acceptable. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 65.93%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 794; Reserves are higher than guideline minimum UW Guides require 6 months reserves on subject and 6 months reserves on REO, loan qualified with 23.84 months reserves on all properties.

300190916	5460d916-0ed1-4ebf-89dc-3584d4839b36	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)	Borrower did not receive initial C.D. 3 days prior to consummation. Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation.	07/28/2016: please see attached
07/28/2016: Audit review of print screen reflects borrower opened and received CD same day verified by e-signature, documentation submitted is deemed acceptable. Borrowers received the initial Closing Disclosure within 3 days prior to the loan consummation. Condition cleared.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 65.93%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 794; Reserves are higher than guideline minimum UW Guides require 6 months reserves on subject and 6 months reserves on REO, loan qualified with 23.84 months reserves on all properties.

300190916	4695c1fc-1794-43cd-8744-22f5e7f948e0	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Origination Charges - Section A	The Origination Fee and Underwriting Fee reflected in section A of the final Closing Disclosure do not reflect the name of the payee.	07/28/2016: corrected CD
07/28/2016: Audit review of revised CD includes payee to all fees in Sections A, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a Fitch 'B'.  Condition cleared.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 65.93%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 794; Reserves are higher than guideline minimum UW Guides require 6 months reserves on subject and 6 months reserves on REO, loan qualified with 23.84 months reserves on all properties.

700001063	0a479aeb-8e64-4cfa-acd8-081f1a86be8f	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Information required for General Information section not present in L.E.	The rate lock expiration date is incorrect in the General Information section of the L.E.	08/16/2016: please see attached	08/16/2016: Audit re-analyzed loan rate lock documentation, and has determined that a Lock Confirmation within the loan file reflects an expiration date AFTER consummation date. Condition rescinded.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.86%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 760; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with  28.60 months reserves

700001063	6bd8e626-8e60-e611-b595-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	WLSP is missing a detailed list of services which corresponds to the LE for services the borrower is permitted to shop for.		08/12/2016: Services provided on WLSP were not itemized. Loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.86%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 760; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with  28.60 months reserves

700001063	ec85e2d3-f696-4637-9fea-6edb2b29d94e	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Lender Credits on Final Closing Disclosure at closing is inaccurate in relation to previous Initial disclosure(s)
The LE reflects a lender credit in the amount of xxxxxx. The lender credit decreased to xxx on the CD with no indication of a valid COC to account for the xxxxx decrease in the credit. Additional conditions may apply.

08/16/2016: The xxx on the final CD is the tolerance cure credit. The final CD reflects xxxx as the credit for the rate vs xxxx on the LE (Lender Credits of xxxx + lender paid broker compensation of xxxx which is not shown on the LE). The reason for the discrepancy is due to an extension requested by the borrower on XX/XX/XXXX to ensure the lock covered the disbursement period. This reduced the lender credit by $X,XXX.XX(X.XXX% x loan amount of $XXX,XXX). The change was documented by a lock confirmation and a redisclosed XX/XX/XXXX CD that are attached.

08/16/2016: Audit review of Rate Lock Confirmation dated xxxx XX/XX/XXXX rate lock extension included in pricing, therefore no refund is required. Documentation, for Lender Credit, submitted is deemed acceptable, condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.86%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 760; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with  28.60 months reserves

700001063	9f398482-b0ae-4efb-8618-f8b148891a8b	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error
The final Closing Disclosure Contact Information section is incomplete.  The Email Address of the Lender and the NMLS License Number and/or Contact NMLS License Number of the Settlement Agent are missing. Please provide a corrected CD, LOE, along with proof of delivery to the borrower.
08/16/2016: please see attached
08/16/2016: Audit review of revised CD includes contact information required for the Lender, Broker, Real Estate Agents and Settlement Agent. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided.  Loan will be rated a 'B'. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.86%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 760; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with  28.60 months reserves

700001063	510fda78-4595-4df4-ae69-d7d2103af2fd	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Origination Charges - Section A	The Origination Fee and Underwriting Fee reflected in section A of the final Closing Disclosure do not reflect the name of the payee.		08/12/2016: A Post Closing CD provided in the loan file reflects the payee name for the Origination Fee and Underwriting Fee in section A. Loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.86%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 760; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with  28.60 months reserves

700001063	65304314-8c60-e611-b595-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing LOE
A letter of explanation from the borrower explaining credit inquiries was not provided in the file.  When the credit report indicates that recent inquiries took place (within 120 days of the credit report date), the borrower must confirm that he/she has not obtained any additional credit that is not reflected in the credit report or the mortgage application. In these instances, the borrower must explain the reason for the credit inquiry.
															08/16/2016: please see attached	08/16/2016: Audit concurs with the Lender Rebuttal, and has determined that the CD reflects payoff on both inquiries. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.86%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 760; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with  28.60 months reserves

700001063	9d28468b-8f60-e611-b595-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Lender refund to cure insufficient to cover post close overages in C.D. Services Borrower DID SHOP Fee (Section C) & Recording Fees – Section E (10% Tolerance)
Title – Premium For Lender’s Coverage is xxxx and Title – Settlement Or Closing Fee is $475.00 on post close CD.  LE lists Title – Premium For Lender’s Coverage as xxxx and Title – Settlement Or Closing Fee as xxxx. These fees are in a xx% tolerance section. Lender tolerance cure of xxxx is required.  Post close tolerance cure of xxxx is insufficient.   Services borrower did shop fees in Section C and Section E Recording Fees are subject to 10% tolerance when the borrower chose a service provider not listed on the WLSP.  The most recent reflects a fee total of xxxx (xxxx at xx) with no resulting CoC for any subsequent disclosures. Post Close CD reflects a fee total of xxxx for a variance/refund required of xxxx to meet xxx threshold + xxxx refund for Section A tolerance violation = xxxx. Please provide a corrected CD, LOE, Refund, along with proof of delivery to the borrower.

08/17/2016: The final CD has the wrong payee for the Section C fees - it should be Chicago Title - see attached Disbursement Ledger. This was corrected on the Post Close CD. As the borrower chose a service provider that was not on the WLSP, these fees are not subject to tolerance.
08/17/2016: Audit reviewed post closing CD, and has determined that payee was corrected in Section C and was not listed on the WLSP. Cure in the amount of xxxx was sufficient. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.86%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 760; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with  28.60 months reserves

700001063	0c90ad6b-ce5f-e611-b595-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	Missing the Broker Affiliated Business disclosure.	08/16/2016: please see attached	08/16/2016: Audit review of lender attestation statement regarding no Affiliated Businesses is deemed acceptable, condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.86%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 760; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with  28.60 months reserves

700001063	ce1522a4-c15f-e611-b595-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in file.		08/12/2016: A CDA report reflecting a value $1,080,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.86%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 760; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with  28.60 months reserves

700001063	ab3e4437-8e60-e611-b595-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE is missing the lender's e-mail & phone number under the section, Additional Information About This Loan.	08/16/2016: please see attached
08/16/2016: Audit review of missing LE Contact and/or General Information, other than Lender or Broker NMLS or Settlement Agents license number (if required by State), was corrected on the final CD is a non-material grade B. Loan will be rated a 'B' for all agencies. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.86%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 760; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with  28.60 months reserves

700001063	b3685556-3955-4675-b48a-3b97f6e6f3cc	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)
Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met.
															08/16/2016: please see attached	08/16/2016: Audit reviewed print screen for Initial Closing Disclosure, and has determined that package was distributed more than 7 days prior to consummation. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.86%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 760; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with  28.60 months reserves

700001063	9581396a-7fbe-4cf0-827f-e244e9a65aa5	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Credit Report Fee reflected in section B of the final Closing Disclosure reflect that the broker will be reimbursed and does not reflect the name of the payee.		08/12/2016: A Post Closing CD provided in the loan file reflects the payee name for the Credit Report in section B. Loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.86%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 760; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with  28.60 months reserves

700001063	024e3bb7-c15f-e611-b595-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	572 - Appraisal documentation Incomplete	The appraisal report states that the water heater contained two straps; however, the picture within the appraisal report presents the water with no straps.
09/14/2016: please let me know when the decision will be made on this one09/09/2016: We have been informed that investor does a full review of the appraisal prior to accepting the appraisal before the loan closes. If this was a concern, it should have been called out at that time. On this review, nothing was mentioned. see attached

12/29/16: Lender provided the Appraisal Update and/or Completion Report (442), Per inspection on xxxxxx, appraiser verified that the subject 's water heater placed in storage / 1st floor was installed double straps and there were 2 CO Detectors installed in family room / 1st floor and hallway / 2nd floor. Condition cleared. 09/14/2016: Audit consulted with the Client, and has determined that evidence is required for the compliance of law per California Health & Safety Code #19210-19217 with regards to the Water Heater. Condition remains. 09/14/2016: Requested an update on status from Client.09/09/2016: Exception is pending review from client.08/19/2016: Received revised appraisal showing water heater is not strapped.  Per California Health & Safety Code #19210-19217, since 07/01/1991, water heaters must be strapped, anchored or supported.  Please provide evidence water heater complies to state law.  Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.86%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 760; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with  28.60 months reserves

300186828	8e7a4919-a368-e611-9c05-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Documentation
Unable to determine the application date. A change in circumstance in the file is date prior to the initial 1003 and loan documents. Please provide evidence this is within 3 days of application date. Additional conditions may apply.
															08/26/2016: We consider the application date to be the earlier of the loan officer's or borrower's signature which in this case is xxxxx.	08/26/2016: Audit re-analyzed all documentation, as well as the Lender Rebuttal, and has determined that the application date is xxxxxxx. Condition cleared.
300186828	353f2d55-5887-4138-803d-6d1538c19a54	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure dated xxxxx Contact Information section is incomplete. The NMLS/License Number of the Settlement Agent is missing.		8/22/16: NMLS/License Number of the Settlement Agent listed and corrected on post close CD in file. Loan will be rated a B.
300186828	0d119bdc-9f68-e611-9c05-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.		08/22/16: CDA reflecting a value of $1,280,000.00 which is a -0.0% variance. Condition Cleared.
300186828	defce06b-6ea4-46a4-8403-8fc782e7d6dd	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Origination Charges - Section A	CD is missing Payee for fees in Section A. Under 1026.38(f)(1) the amount of compensation along with the name of the loan originator receiving payment must be disclosed.		8/22/16: Payees listed and corrected on post close CD in file. Loan will be rated a B.
300186828	cc4ab438-6669-e611-9c05-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	The Title - Settlement or Closing Fee in section C of the final Closing Disclosure is missing the name of the service provider.		8/23/16: Payees listed and corrected on post close CD in file. Loan will be rated a B.
300186847	8b5c4aba-df7f-4f47-b57b-48941d98dcd6	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)
The Title-Premium for Lenders Coverage and Title-Settlement or Closing fees are reflected in section C of the final Closing Disclosure. The borrower selected a service provider from the WLSP for title services.  The Title-Premium for Lenders Coverage and Title-Settlement or Closing fees should be listed in section B of the CD.
08/08/2016: Received post consummation CD reflecting Title fees correctly listed in Section B, letter to Borrower, evidence of refund and airbill. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 780; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualifed wiwth 96.70 months reserves; Years on Job Borrower has 12 years on the job.

300186847	516d7bbd-ca54-e611-86f5-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Assessor's Parcel Number is not consistent between Appraisal, Title, and/or Mortgage.	Assessor's Parcel Number on Title is not consistent with the appraisal, mortgage and tax bill.	08/03/2016: see attached	08/03/2016: Audit reviewed Title for parcel number, and has determined that documentation submitted is deemed acceptable. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 780; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualifed wiwth 96.70 months reserves; Years on Job Borrower has 12 years on the job.

300186847	bb95711a-2b18-4ebe-9f10-7e0e150037ee	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Lender Credits on Final Closing Disclosure at closing is inaccurate in relation to previous Initial disclosure(s)	The LE reflects a lender credit in the amount of xxxxx. The lender credit decreased to xxxxx on the CD with no indication of a valid COC to account for the $XXX.XX decrease in the credit.
08/03/2016: The reason for the discrepancy is due to (1) a relock requested by the borrower on xxxxx to ensure the lock covered the disbursement period and (2) the xxxx COC to reduce the loan amount from xxxxx to xxxxx. This reduced the lender credit by xxxx. The change was documented by a lock confirmation, COC and a redisclosed xxxxx CD that have already been provided in the file.

08/08/2016: For Wholesale loans either the phone number or the Email address is required. Mortgage Broker phone number and Email address is provided. Condition rescinded.8/03/2016: Audit reviewed Lender Rebuttal, as well as Rate Lock Confirmations, and has determined that the Rate Lock Confirmation and LE confirms origination fee and relock, therefore no refund is required. Documentation submitted is deemed acceptable, condition cleared.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 780; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualifed wiwth 96.70 months reserves; Years on Job Borrower has 12 years on the job.

300186847	036dc188-67b8-4f5e-8855-762ac5ef2bb6	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The E-mail of the Lender is missing.		08/08/2016: For Wholesale loans either the phone number or the Email address is required. Mortgage Broker phone number and Email address is provided. Condition rescinded.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 780; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualifed wiwth 96.70 months reserves; Years on Job Borrower has 12 years on the job.

300186847	649d272c-d554-e611-86f5-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Loan Estimate document error	Loan Estimate is missing E-mail and Phone for the Lender on Additional Information.		08/08/2016: For Wholesale loans either the phone number or the Email address is required. Mortgage Broker phone number and Email address is provided. Condition rescinded.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 780; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualifed wiwth 96.70 months reserves; Years on Job Borrower has 12 years on the job.

300186847	0b8b043c-d254-e611-86f5-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.	07/29/2016: CDA	07/29/2016: A CDA report reflecting a value $800,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 780; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualifed wiwth 96.70 months reserves; Years on Job Borrower has 12 years on the job.

300186847	988cf1ac-d454-e611-86f5-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
The final Closing Disclosure is missing payee name for origination and underwriting fee. Origination and underwriting must have a payee since this is a brokered loan.  Furthermore,  On the final CD the remaining rate credit of (xxxx) should be disclosed in Section J. Proper disclosure of credits is referenced in 1026.38(h)(3). Inaccurate placement in that creditor-paid principal reductions should be disclosed in the Summaries of Transactions section on page three of the Closing Disclosure in the “Other Credits” area of Section L.
08/08/2016: Received post consummation CD correcting Sections A & H, letter to borrower and airbill. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 780; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualifed wiwth 96.70 months reserves; Years on Job Borrower has 12 years on the job.

300186847	684f2778-d654-e611-86f5-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Missing affiliated business disclosure for the broker.	08/01/2016: see attached	08/01/2016: Audit acknowledges that the Lender is unable to produce said document, and loan will be rated a B.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 780; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualifed wiwth 96.70 months reserves; Years on Job Borrower has 12 years on the job.

300200280	077e78cf-4266-e611-8516-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Rate Lock Agreement	The loan file is missing the rate lock agreement.	08/29/2016: our agreement is the lock confirmation which is attached08/24/2016: see attached
08/29/2016: Audit reviewed Lock Confirmation, and has determined that documentation submitted is deemed acceptable. Condition cleared.  08/24/2016: Audit reviewed ARM disclosure, and has determined that this is not a Rate lock agreement. Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.13%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 781; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 34.50 months reserves

300200280	4b013aa4-51d7-463d-ae8b-97147294bbb0	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Loan Estimate / LE Not in File	Missing Loan Estimate / LE not in file.	08/24/2016: LE	08/24/2016: Audit reviewed initial LE, additional findings added. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.13%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 781; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 34.50 months reserves

300200280	c2801725-9832-4c4b-88bb-ade41eeb19e1	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	3 day timing requirement not met for change in Loan Product	Missing Change of Circumstance for change in loan product, ARM to FIXED.	08/29/2016: see attached	08/29/2016: Audit reviewed Change of Circumstance for product change, and has determined that timing requirements were met and documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.13%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 781; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 34.50 months reserves

300200280	c45de649-61a5-41ea-b80c-d8f34e8a47cd	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing E Consent Disclosure	Missing E Consent to confirm timing requirements.	08/29/2016: e-consent is included with the Notice of Intent to proceed, see attached.	08/29/2016: Audit reviewed "Consent to Receive Electronic Disclosures", documentation submitted was accepted by borrower dated xxxxxxxx and is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.13%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 781; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 34.50 months reserves

300200280	ac1b978a-4166-e611-8516-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.		08/22//2016: CDA provided reflecting a value of $820,000 which is a % variance. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.13%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 781; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 34.50 months reserves

300200280	d07d6c69-7a68-e611-9c05-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Initial Escrow Account Disclosure	Missing Initial Escrow Account Disclosure.	08/24/2016: borrower waived escrows, see attached	08/24/2016: Audit reviewed Initial Escrow Account Disclosure Waiver, and has determined that documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.13%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 781; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 34.50 months reserves

300200280	39d506d8-1dec-4512-9748-1bd2b7f07403	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The Real Estate Brokers License ID's are missing.		08/22/2016: A Post Closing CD provided in the loan file reflected both Real Estate Broker's License ID's. Loan will be graded a B for all agencies. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.13%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 781; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 34.50 months reserves

300200280	eb37dcab-5974-4ac2-8000-e4f2c1b3cad0	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	ECOA Non-Compliant: Appraisal disclosure not provided.	Missing initial LE therefore no evidence appraisal disclosure provided.	08/24/2016: see attached	08/24/2016: Audit reviewed initial LE, and has determined that ECOA was included on said document. Documentation submitted was deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.13%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 781; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 34.50 months reserves

300200280	44d121a8-7a68-e611-9c05-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Documentation	Missing final Closing Disclosure or Settlement Statement for sale of previous property and evidence of net proceeds. File contains an estimated Statement of Settlement only.	08/24/2016: see attached	08/24/2016: Audit reviewed executed Seller's CD, and has determined that the documentation submitted is deemed acceptable. Proceeds verified, and are sufficient. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.13%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 781; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 34.50 months reserves

300200280	656c9e2b-4366-e611-8516-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
The Originator Compensation and Underwriting Fee reflected in section A of the final Closing Disclosure do not reflect the name of the payee. The Title-Settlement or Closing Fee reflected in section C of the final Closing Disclosure does not reflect the name of the payee. The Transfer Tax d Underwriting Fee reflected in section E of the final Closing Disclosure does not reflect the name of the payee. The Real Estate Commission reflected in section H of the final Closing Disclosure does not reflect the name of the payee.
08/22/2016: A Post Closing CD provided in the loan file reflects all missing payees in all Sections listed above. Loan will be graded a B for all agencies. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.13%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 781; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 34.50 months reserves

300200280	a7c97c0c-4366-e611-8516-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing copy of title	The loan file is missing a copy of the title report.	08/24/2016: see attached	08/24/2016: Audit review of Title Commitment documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.13%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 781; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 34.50 months reserves

300200280	8e797001-089e-4500-aa63-d8e1a28f9dab	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Lender Credits on Final Closing Disclosure at closing is inaccurate in relation to previous Initial disclosure(s)	Missing Rate Confirmation or Change of Circumstance reflecting Origination fee of xxxxx, initial LE dated xxxxxxx (not locked) does not include an origination fee.	08/29/2016: see attached lock and coc
08/29/2016: Audit review of Rate Lock Confirmation dated xxxxx confirms product change included in pricing, therefore no refund is required. Documentation, for Lender Credit, submitted is deemed acceptable, condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.13%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 781; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 34.50 months reserves

300190929	dbf87a5c-7468-e611-9c05-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		08/23/2016: A CDA report reflecting a value $825,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.86%; DTI is lower than guideline maximum UW Guides require FICO of 720, loan qualified with FICO of 793; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 51.60 months reserves

300190929	d0a9f7c9-2b4c-4b7a-9ac4-618f62515718	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Credit Report Fee reflected in section B of the final Closing Disclosure reflects the fee being reimbursed to the broker and does not reflect the name of the actual payee.  The Title – Settlement or Closing Fee does not list the name of the service provider.  The Title – Mobile Notary Fee, Title – Premium For Lender’s Coverage, Title – Recording Service Fee and Tilt – Settlement or Closing Fee are reflected in section C of the final Closing Disclosure.  The borrower selected a service provider from the WLSP for title services.  The title service provider fees should be listed in section B of the CD.

08/23/2016:  A Post Closing CD provided in the loan file reflects the payee name for the Credit Report Fee in section B, the Title -Settlement or Closing Fee reflects the name of the service provider and the title services fees were moved to section B.  Loan will be rated a B for all agencies.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.86%; DTI is lower than guideline maximum UW Guides require FICO of 720, loan qualified with FICO of 793; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 51.60 months reserves

300190929	aa2dc6bf-f144-430f-82d0-2bc61cfc637a	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The NMLS License Number and/or Contact NMLS License Number of the Settlement Agent are missing.		08/23/2016: A Post Closing CD provided in the loan file reflects the NMLS License Number for the Settlement Agent. Loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.86%; DTI is lower than guideline maximum UW Guides require FICO of 720, loan qualified with FICO of 793; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 51.60 months reserves

300190929	79c0b264-9147-4d72-b3ff-d27df1b9a02c	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Lender Credits on Final Closing Disclosure at closing is inaccurate in relation to previous Initial disclosure(s)
The LE dated xxxxxx reflects a lender credit in the amount of xxxx. The lender credit decreased to xxxx on the final CD with no indication of a valid COC to account for the xxxx decrease in the credit.
08/25/16: Lender provided evidence that the loan was relocked which lowered the amount of the lender credit. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.86%; DTI is lower than guideline maximum UW Guides require FICO of 720, loan qualified with FICO of 793; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 51.60 months reserves

300190929	771d5f3a-5569-e611-9c05-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	General Compliance Exception
Compensation to a third party loan originator from both the consumer and the creditor in the transaction is prohibited under § 1026.36(d)(2). Ref: §1026.38(f)(1)-2. Borrower paid an Origination Fee of xxxxxx. Refund to cure required xxxxx.

09/01/2016: see attached CD08/24/16: The broker was paid only by us and not by the borrower. Regulation Z prohibits compensation to be paid to a broker by both the lender and the borrower on the same transaction. Accordingly, we allow either the borrower to pay the broker or we pay the broker. In no instance will we allow the broker to be paid by both parties on the same transaction. Where the broker is being paid by us (the lender), and the borrower is required to pay us money due to the fact that there is not enough rate credit to cover compensation, the fee is Origination Fee.

09/01/2016: Audit reviewed revised CD, and has determined that the revised CD reflects 2 line items: 1 paid to the Broker by the Lender POC and 1 paid to the Lender by the borrower at closing. Revised CD, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a Fitch 'B'. Condition cleared.08/25/16: Based on the post close CD in the file, the origination fee is paid to the Mortgage Broker and the Lender. Condition maintained.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.86%; DTI is lower than guideline maximum UW Guides require FICO of 720, loan qualified with FICO of 793; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 51.60 months reserves

300190929	f2db6be3-4e5c-489a-bd99-7e69fab543ed	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Origination Charges - Section A	The Origination Fee and Underwriting Fee reflected in section A of the final Closing Disclosure do not reflect the name of the payee.		08/23/2016: A Post Closing CD provided in the loan file reflects the payee name for the Origination Fee and Underwriting Fee in section A. Loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.86%; DTI is lower than guideline maximum UW Guides require FICO of 720, loan qualified with FICO of 793; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 51.60 months reserves

300190929	6edff489-5e69-e611-9c05-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Documentation	Evidence of Lender of Record Application Date not in file. Please provide evidence of Lender of Record Application Date.	09/01/2016: We consider the application date to be the earlier of the loan officer's or borrower's signature which in this case is xxxxxx.
09/01/2016: Audit re-analyzed loan file, and has determined that the application date for lender and broker is 06/21/2016. Condition cleared. 08/25/2016: Audit reviewed screen shot, and has determined that evidence of package receipt was not submitted, only when the package was requested. Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.86%; DTI is lower than guideline maximum UW Guides require FICO of 720, loan qualified with FICO of 793; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 51.60 months reserves

300190929	43a40d99-3369-e611-9c05-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE is missing the lender's e-mail & phone number under the section, Additional Information About This Loan.		08/25/16: Non-material. Loan will be graded a B.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.86%; DTI is lower than guideline maximum UW Guides require FICO of 720, loan qualified with FICO of 793; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 51.60 months reserves

300190924	c9f2b7bc-f8b6-44c6-83a5-e2082e12dfcb	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The NMLS/License Number ID of the Settlement Agent is missing.		08/12/16: Contact Information completed and corrected on post close CD in file. Loan will be rated a B.
300190924	9829d0d1-2453-4ef6-b32f-0fe81ee00ac1	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)
The final Closing Disclosure reflects charges for Title-Courier/Wire/E-Mail Fee, Title-Mobile Notary Fee, Title-Premium for Lender's Coverage, Title-Recording Fee and Title-Settlement or Closing Fee in Section C. The borrower selected a service provider from the WLSP for title services. The title service provider fees should be listed in section B of the CD.
08/12/2016: Corrected post close CD in file lists the title service provider fees in Section B. Loan will be graded a B for all agencies.
300190924	4521e214-ac60-e611-b595-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	WLSP is missing a detailed list of services which corresponds to the LE for services the borrower is permitted to shop for. The Title-Courier/Wire/E-Mail Fee was not listed on the WLSP.		08/12/2016: Services provided on WLSP were not itemized. Audit calculated section C fees and are within 10% tolerance for worst case scenario. Loan will be rated a B for all agencies.
300190924	4136f981-aa60-e611-b595-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.	08/15/2016: CDA	08/15/2016: A CDA report reflecting a value $1,265,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
300190924	2f4575c9-aa60-e611-b595-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
The Origination Fee and Underwriting Fee reflected in section A of the final Closing Disclosure does not list the Payee for each fee. The Flood Certification fee in section B of the final Closing Disclosure does not list the Payee for the fee.
08/12/2016: Corrected post close CD in file lists the missing payees in Section A and Section B. Loan will be graded a B for all agencies.
300190924	8257dec4-9ef8-4c35-beb8-2135052f778a	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.	Closing Disclosure indicates a tolerance cure in the amount of xxxx. The final CD reflects a Credit Report Fee of xxxx, and the most recent LE shows xxxx.		08/12/16: Closing Disclosure indicates a tolerance cure in the amount of xxxx. Loan will be graded an A for all agencies except for Fitch with a grade of B.
300200348	ad380d6a-5a65-e611-8516-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.		08/18/2016-CDA reflecting a value of $640,000 which is a 0.0% variance. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.21%.; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 784.; Years on Job Borrower has 8 years on job.

300200348	0a1c98a3-3ba6-427d-a6ab-7f291026f499	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing seller’s Closing Disclosure	File is missing the sellers Closing Disclosure. Additional conditions may apply.	08/23/2016: please see attached	08/23/2016: Audit reviewed true & certified copy of seller's CD, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.21%.; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 784.; Years on Job Borrower has 8 years on job.

300200348	79265047-8665-e611-8516-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	The CD is missing Payee for origination and underwriting fees. Payee for origination and UW fee must have a payee since this is a brokered loan.		08/18/2016-A Post Closing CD provided in the loan file reflects the payee names for the origination and underwriting fees. Loan will be rated a B.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.21%.; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 784.; Years on Job Borrower has 8 years on job.

300200348	178b7e37-1966-e611-8516-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Hazard Insurance Shortfall	The effective date of the Hazard Insurance is xxxxx after the note date. Please provide evidence of insurance at the time of closing. Additional conditions may apply.	08/22/2016: please see attached revised policy	08/22/2016: Audit reviewed Hazard Insurance Declaration page, and has determined that policy period reflects Note date. Documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.21%.; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 784.; Years on Job Borrower has 8 years on job.

300200348	15122ea9-dfb6-4c47-af45-6157822a4426	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The Settlement Agent License ID and the Lender email is missing.		08/18/2016-A Post Closing CD provided in the loan file reflects the License ID for the Settlement Agent. Loan will be rated a B.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.21%.; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 784.; Years on Job Borrower has 8 years on job.

300200348	5ce6d308-bfb6-42ab-9af5-b0bd13489d67	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)
The Title-Courier/Wire/E-mail, title-Endorsement, Title-Mobile Notary, Title-Premium for Lender's Coverage, Title-Recording, Title-Settlement or Closing and Title-Sub Escrow fees in section C of the final Closing Disclosure is missing the name of the service provider.
08/18/2016-A Post Closing CD provided in the loan file reflects the service provider name for the title services. The post closing CD shows these fees in Section B. Loan will be rated a B.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.21%.; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 784.; Years on Job Borrower has 8 years on job.

300200348	e2861a3d-1566-e611-8516-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	General Compliance Exception
Section A Fees: Compensation to a third party loan originator from both the consumer and the creditor in the transaction is prohibited under § 1026.36(d)(2). Ref: §1026.38(f)(1)-2. Borrower paid an Origination Fee of xxxx. Please provide a refund of xxxxx, along with revised CD, letter of explanation, and proof of shipment to borrower.

08/23/2016: The broker was paid only by us and not by the borrower. Regulation Z prohibits compensation to be paid to a broker by both the lender and the borrower on the same transaction. Accordingly, we allow either the borrower to pay the broker or we pay the broker. In no instance will we allow the broker to be paid by both parties on the same transaction. Where the broker is being paid by us (the lender), and the borrower is required to pay us money due to the fact that there is not enough rate credit to cover compensation, the fee is Origination Fee.

08/23/2016: Audit consulted with Compliance, and has determined that the lender is correct in this specific situation. The origination fee is paid to the lender as evidenced by the lack of payee and not POC by the borrower. Therefore, the borrower and lender paid the origination fee to the lender. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.21%.; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 784.; Years on Job Borrower has 8 years on job.

300200348	d461aa3b-8865-e611-8516-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.
Missing "valid" WLSP.  The WLSP in file refers to the GFE which is for Pre-TRID use.  Please provide notification of the error (i.e., the letter to borrower), re-disclosed CD, along with proof of delivery of the re-disclosed CD to the borrower.

08/23/2016; We believe the form provided is in compliance with the requirement. When providing a service provider list to allow a borrower to shop, there are two specific requirements that must be met:1 ) at least one available service provider must be listed for each service; and 2) the service provider list states that the consumer may choose a different provider than that listed. The service provider list for this loan meets both of those criteria. Please note that the model form outlined in H-27 is not mandatory.
08/23/2016: : Audit review of WLSP and is showing relevant provider information. The issues of referencing the GFE and fees not being itemized is considered a non-material B grade by the client.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.21%.; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 784.; Years on Job Borrower has 8 years on job.

300193465	3c1e82eb-8068-e611-9c05-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Lease agreement
Missing lease agreement.  The lease agreement in the loan file reflects the wrong house number for the rental property per the appraisal and mortgage loan statement in the loan file.  Please provide a corrected lease reflecting the correct house number.
09/01/2016: see attached
09/01/2016: Audit reviewed corrected 1st page of the Lease, and has determined that the REO address was corrected and initial by the borrower. QM requirements have been met and the documentation submitted is deemed acceptable. Condition cleared.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 773; Years in Primary Residence Borrower has resided in subject for 8 years; Years Self Employed Borrower has 12 years Self Employed

300193465	3edbf586-6df3-4229-9185-fbe0f7ccc02b	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	APR on Final Closing Disclosure is inaccurate in relation to previous Initial disclosure(s) – no evidence of further re-disclosure in file (APR < 0.125 variance – Over disclosed)
Missing evidence of APR re-disclosure.  The final Closing Disclosure reflects an APR of XXX%.  The prior Loan Estimate dated XX/XX/XXXX reflects an APR of XXX%, which is a difference of XXX% and exceeds allowable tolerance of XXX%.
															08/23/2016: see attached	08/23/2016: Audit reviewed with Compliance, and has determined that an APR over disclosure is non-material. Loan will be graded a B. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 773; Years in Primary Residence Borrower has resided in subject for 8 years; Years Self Employed Borrower has 12 years Self Employed

300193465	0aadfd03-8168-e611-9c05-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing verbal verification of employment
A verbal verification of employment confirming the borrower’s employment status is required for all borrowers whose income is used for qualification purposes.  Verification of self-employed businesses by a third-party source is required within X calendar days from the Note or funding date.
															08/23/2016: see attached	08/23/2016: Audit reviewed 3rd party verification of self-employment, and has determined that documentation was provided within XX days of Note date and is deemed acceptable. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 773; Years in Primary Residence Borrower has resided in subject for 8 years; Years Self Employed Borrower has 12 years Self Employed

300193465	c2db54ac-6d6a-49c1-adcf-d9ac010ef6d8	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Naming Convention in Services Borrower DID SHOP Fee (Section C) on C.D. is not consistent with L.E.
The Title - Premium for Lenders Coverage on the final CD is incorrectly named as compared to the LE dated XX/XX/XXXX Title Insurance Binder.  Although no tolerance, these fees should all match in naming convention.
08/23/2016: see attached
08/23/2016: Audit reviewed CD, the LE/CD fees where the naming convention is not consistent has been corrected on the revised CD, and is deemed acceptable. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within XX days from error notification was provided. Loan will be rated a 'B'. Condition cleared.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 773; Years in Primary Residence Borrower has resided in subject for 8 years; Years Self Employed Borrower has 12 years Self Employed

300193465	e756abc8-a4ab-4fc6-9d5e-e60ddcf378ea	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)
The Loan Tie In Fee, Title - Courier/Wire/E-Mail Fee, Title - Document Prep, Title Endorsement Fee, Title - Miscellaneous Title Charges, Title - Mobile Notary Fee, Title - Premium for Lender's Coverage and Title - Settlement or Closing Fee are reflected in section C of the final Closing Disclosure.  The borrower selected a service provider from the WLSP for title services.  The title service fee should be listed in Section B of the CD.

08/22/2016:  A Post Closing CD located in the loan file reflects all title services were moved from section C to section B and an LOE in file.  Condition clear.  The loan will be rated a B for all agencies.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 773; Years in Primary Residence Borrower has resided in subject for 8 years; Years Self Employed Borrower has 12 years Self Employed

300193465	cc0ced5e-08a3-4654-adc3-cc3996e30a98	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	Missing "valid: WLSP in file refers to the GFE which is for Pre-TRID use.
08/23/2016: We believe the form provided is in compliance with the requirement. When providing a service provider list to allow a borrower to shop, there are two specific requirements that must be met:1 ) at least one available service provider must be listed for each service; and 2) the service provider list states that the consumer may choose a different provider than that listed. The service provider list for this loan meets both of those criteria. Please note that the model form outlined in H-27 is not mandatory.
08/23/2016: Audit review of WLSP and is showing relevant provider information. The issues of referencing the GFE and fees not being itemized is considered a non-material B grade by the client.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 773; Years in Primary Residence Borrower has resided in subject for 8 years; Years Self Employed Borrower has 12 years Self Employed

300193465	f78df0a5-2d66-e611-8516-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		08/22/2016: CDA provided reflecting a value of $XXXX.XX which is a X.X% variance. Variance within acceptable tolerance. Condition Cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 773; Years in Primary Residence Borrower has resided in subject for 8 years; Years Self Employed Borrower has 12 years Self Employed

300193465	2934c9b0-8568-e611-9c05-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE is missing the lender E-Mail address and Phone number under the section, Additional Information About This Loan.
08/23/2016: per XX/XX/XXXX email which states "We only need one specific contact from the either lender or broker. If any lender info is missing like the phone number, then this is non-material B grade with the exception of missing NMLS or licensing which is consider a material exception

08/23/2016: Audit review of missing LE Contact and/or General Information, other than Lender or Broker NMLS or Settlement Agents license number (if required by State), was corrected on the final CD is a non-material grade B. Loan will be rated a 'B' for all agencies. Condition cleared.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 773; Years in Primary Residence Borrower has resided in subject for 8 years; Years Self Employed Borrower has 12 years Self Employed

300193465	57b8c5fc-8568-e611-9c05-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure for the broker. If the broker is not affiliated with any other businesses, please provide an attestation stating such.	08/23/2016: see attached	08/23/2016: Audit review of Broker Affiliated Business Disclosure submitted is within three days of application date. Documentation submitted is deemed acceptable, condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 773; Years in Primary Residence Borrower has resided in subject for 8 years; Years Self Employed Borrower has 12 years Self Employed

300193465	1ac95f24-8668-e611-9c05-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Origination Charges - Section A	The Originator Compensation and Underwriting Fee in section A of the final Closing Disclosure is missing the name of the service provider.		08/22/2016: A Post Closing CD and LOE in the file reflect the service provider. Condition cleared. The loan will be rated a B for all agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 773; Years in Primary Residence Borrower has resided in subject for 8 years; Years Self Employed Borrower has 12 years Self Employed

300193465	eff4b6b0-8668-e611-9c05-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C)	The Title - Settlement or Closing Fee in section C of the final Closing Disclosure reflects the service provider as Other and does not reflect the actual service provider.		08/22/2016: A Post Closing CD and LOE are located in the loan file and reflect the service provider. Condition cleared. The loan will be rated a B for all agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 773; Years in Primary Residence Borrower has resided in subject for 8 years; Years Self Employed Borrower has 12 years Self Employed

300193461	b2fae0c9-a268-e611-9c05-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C)
The Title fees are reflected in section C of the initial, final and initial post-close Closing Disclosure. The borrower selected a service provider from the WLSP for title services. All the title service provider fees should be listed in section B of the CD.
08/22/2016: Corrected post close CD in file reflects section C fees moved to section B. Loan will be graded a B for all agencies. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.90%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 817; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 62.10 months excess reserves

300193461	2dbedde6-ca68-e611-9c05-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	File is missing the Broker Affiliated Business Disclosure. If the Broker is not affiliated with any other businesses, please provide an attestation stating such.	08/26/2016: please see attached	08/26/2016: Audit review of lender attestation statement regarding no Affiliated Businesses for the Broker is deemed acceptable, condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.90%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 817; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 62.10 months excess reserves

300193461	05d72998-a068-e611-9c05-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	General Credit Exception	Missing Disclosure of Third Party Originator	08/30/2016: please see attached showing application date	08/30/2016: Audit reviewed print screen with Lender Application date, and has determined that the documentation submitted verifies application dates and is deemed acceptable. Condition rescinded.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.90%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 817; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 62.10 months excess reserves

300193461	c0eba47a-a468-e611-9c05-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	General Compliance Exception
The CD's reflects an Origination fee of xxxxx paid by borrower and an Origination fee of xxxxxx paid by Lender. Compensation to a third party loan originator from both the consumer and the creditor in the transaction is prohibited under 1026.36(d)(2).
08/26/2016: please see attached for explanation to clear condition
08/26/2016: Audit consulted with Compliance, and has determined that the lender is correct in this specific situation. The origination fee is paid to the lender as evidenced by the lack of payee and not POC by the borrower. Therefore, the borrower and lender paid the origination fee to the lender. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.90%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 817; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 62.10 months excess reserves

300193461	e136214e-a368-e611-9c05-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.
WLSP is blank and missing a detailed list of services which corresponds to the LE for services the borrower is permitted to shop for. The service provider list in file is an old RESPA service provider list and does not list the individual "services" associated with each provider. It is not the service provider list that is under form H-27 in the rule. The WLSP is itself a violation and it is confusing to consumers because it has text that relates to the GFE.
08/22/2016: Services provided on WLSP were not itemized. Audit calculated section C fees and are within 10% tolerance for worst case scenario. Loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.90%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 817; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 62.10 months excess reserves

300193461	67824638-a268-e611-9c05-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)
The LE dated xxxxxx reflects a recording fee of xxx with no resulting CoC for any subsequent disclosures. The final CD reflects a recording fee of xxx. The fee is subject to xx% tolerance resulting in a xxxx refund due for cure.
08/22/2016: Corrected post close CD in file reflects recording fee lowered to xxx. Loan will be graded B for all agencies. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.90%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 817; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 62.10 months excess reserves

300193461	8abd15d9-ac68-e611-9c05-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		08/22/2016: A CDA report reflecting a value $1,675,000.00 which is a 0.00% variance was provided. Variance within acceptable tolerance. Condition Cleared
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.90%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 817; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 62.10 months excess reserves

300193461	3f1eb163-d2a4-4f71-accd-d74bf6b8adfa	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The License Number of the Settlement Agent is missing.		08/22/2016: Corrected post close CD in file reflects missing license number of the Settlement Agent. Loan will be graded a B for all agencies. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.90%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 817; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 62.10 months excess reserves

300193461	cebd245d-a268-e611-9c05-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
The Origination Fee and Underwriting Fee reflected in section A, the Flood Certification fee reflected in section B and the Title-Settlement or Closing Fee of the final Closing Disclosure does not list the Payees for each fee.
08/22/2016: Corrected post close CD in file reflects all missing payees in sections A,B and C. Loan will be graded a B for all agencies. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.90%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 817; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 62.10 months excess reserves

300193701	844e8d1b-c160-e611-b595-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in file.	08/15/2016: CDA	08/15/2016: A CDA report reflecting a value $700,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.931%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 765; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  8.30 months reserves

300193701	080c0a33-c160-e611-b595-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing HUD-1 From Sale of Previous Property	Missing Signed/Certified CD from sale of the departure residence, with proof of receipt of funds. Additional conditions may apply.		08/19/2016: Received evidence of sale of previous home, existing mortgage paid and netting xxxxxxx. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.931%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 765; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  8.30 months reserves

300193701	c03b1cd8-c160-e611-b595-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	General Compliance Exception
Section A Fees: Compensation to a third party loan originator from both the consumer and the creditor in the transaction is prohibited under § 1026.36(d)(2). Ref: §1026.38(f)(1)-2.  Borrower paid an Origination Fee of xxxx. Refund to cure required xxxx.

08/17/2016: The broker was paid only by us and not by the borrower. Regulation Z prohibits compensation to be paid to a broker by both the lender and the borrower on the same transaction. Accordingly, we allow either the borrower to pay the broker or we pay the broker. In no instance will we allow the broker to be paid by both parties on the same transaction. Where the broker is being paid by us (the lender), and the borrower is required to pay us money due to the fact that there is not enough rate credit to cover compensation, the fee is Origination Fee.

08/17/2016: Audit consulted with Compliance, and has determined that the lender is correct in this specific situation. The origination fee is paid to the lender as evidenced by the lack of payee and not POC by the borrower. Therefore, the borrower and lender paid the origination fee to the lender. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.931%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 765; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  8.30 months reserves

300193701	6af5d5a3-c160-e611-b595-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	Written list of Service providers did not disclose at least one available provider for each service you can shop for.		8/12/16: Payees listed and corrected on post close CD in file. Loan will be rated a B.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.931%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 765; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  8.30 months reserves

300193701	20053a0b-ca60-e611-b595-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	The broker's affiliated business disclosure is missing from the file. If the broker is not affiliated with any other businesses, please provide an attestation stating such.	08/16/2016: see attached	08/16/2016: Audit review of Broker Affiliated Business Disclosure submitted is within three days of application date. Documentation submitted is deemed acceptable, condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.931%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 765; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  8.30 months reserves

300217915	86a02223-cab7-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE dated xxxxxxx is missing the lender's e-mail or phone number under the section, Additional Information About This Loan.		12/01/2016: This finding is non material. Loan will be graded a B for all agencies.
300217915	4153c046-d1b7-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The Final Closing Disclosure Contact Information section is incomplete. The License Number of the settlement Agent is missing. A LOE regarding the errors is required as well.		11/01/2016: A Post Close CD in the loan file reflects the license numbers as well as a LOE. Condition cleared. Loan will be graded a B for all agencies.
300217915	60c25810-fab7-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.
The service provider list in file is an old RESPA service provider list and does not list the individual "services" associated with each provider. It is not the service provider list that is under form H-27 in the rule. The WLSP is itself a violation and it is confusing to consumers because it has text that relates to the GFE.
12/01/2016: Audit calculated section C fees and are within 10% tolerance for worst case scenario. Loan will be rated a B for all agencies.
300217915	100e8e66-d5b7-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
Final CD in file is missing the credit report cost.  All loan costs associated with the transaction need to be listed regardless of who pays the fee. 1026.38(f).  Under the master heading “Closing Cost Details” with columns stating whether the charge was borrower-paid at or before closing, seller-paid at or before closing, or paid by others, all loan costs associated with the transaction, listed in a table under the heading “Loan Costs.” The table shall contain the items and amounts listed under four subheadings, described in paragraphs (f)(1) through (5) of this section.
12/05/16: Lender provided the corrected CD within 60 days of consummation, LOE to the borrower, and evidence of mailing. Condition cleared.
300217915	ffbc431a-cab7-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in file.		12/05/16: CDA reflecting a value of $1,450,000.00, which is a -0.0% variance. Condition Cleared.
300217915	ec99dc7c-d5b7-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Closing Disclosure document error	Principal Reduction -Excess Rate Credit should be reflected as a Lender Paid Closing Cost or in the Payoffs and Payments section on page three of the Closing Disclosure.
12/05/16: Lender provided the corrected CD within 60 days of consummation, LOE to the borrower, and evidence of mailing. Condition cleared.12/01/2016:  A Post Close CD in the loan file reflects the fee paid by other however; it must be as a lender credit to the borrower or in section J.  Condition remains.

300202087	31ac1ef8-d5bb-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.	12/13/2016: CDA	12/13/2016: A CDA report reflecting a value $1,150,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
300202087	278642ca-a08e-4c10-af4e-ab5a34acdb62	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure dated xxxxxxxx Contact Information section is incomplete. The email address of the Lender is missing.
12/13/2016: The Lender contact is the XXXXXX XXXXXXX who is not required to be licensed. This condition should be cleared per xxxxx email which states "We only need one specific contact from the either lender or broker. If any lender info is missing like the phone number, then this is non-material B grade with the exception of missing NMLS or licensing which is consider a material exception.

12/13/2016: Audit review of missing LE/CD Contact Information, other than Lender or Broker NMLS or Settlement Agents license number (if required by State), is a non-material grade B. Loan will be rated a 'B' for all agencies.

300262368	b6c95a95-8fda-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.
The service provider list in file is an old RESPA service provider list and does not list the individual "services" associated with each provider. It is not the service provider list that is under form H-27 in the rule. The WLSP is itself a violation and it is confusing to consumers because it has text that relates to the GFE.
01/14/2017: . Audit calculated section C fees and are within 10% tolerance for worst case scenario. Loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.53%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 744; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 55.90 months reserves

300262368	2bc407bd-8fda-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure for the broker. If the broker is not affiliated with any other businesses, please provide an attestation stating such.	01/18/2017: please see attached	01/18/2017: Audit review of lender attestation statement regarding "Broker has no Affiliated Businesses" is deemed acceptable, condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.53%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 744; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 55.90 months reserves

300262368	18281548-0ad9-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file.		01/17/2017: CDA provided reflecting a value of $640000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.53%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 744; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 55.90 months reserves

300262368	19dc9115-88da-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Appraisal date cannot be more than 90 days before the note date	The appraisal in the loan file is dated xxxxx which is over 90 days from the Note date. Please provide an updated certificate of value. Additional conditions could apply.	01/18/2017: please see attached guidelines and clear condition- we require 120 days from note date	01/18/2017: Audit concurs with the Lender Rebuttal; per guidelines, Appraisals must within 120 days from Note date. No investor overlay. Condition rescinded.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.53%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 744; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 55.90 months reserves

300262368	8437cb68-5698-4b19-9375-81c11b2d18d3	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The License Number of the Settlement Agent is missing. Please provide a LOE and confirmation of delivery to the borrower.		01/04/2017: A Post Close CD in the loan file reflects the License Number along with LOE. Condition cleared. The loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.53%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 744; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 55.90 months reserves

300262368	38ca9d48-e54c-446b-9335-f16a1f9142c1	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Origination Charges - Section A on C.D. exceeds L.E. Fee (0% Variance) - not supported by C.O.C
The Origination Charges in Section A are subject to 0% variance.  The LE did not reflect any discount points an no COC for any subsequent disclosures.  Final CD reflects a Discount Fee of xxx for a variance/refund required of xxx.
01/14/2017: The final CD in the loan file reflects a RESPA charge cure of xxx for the Discount Fee. Condition cleared. The loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.53%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 744; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 55.90 months reserves

300262368	0e42fa24-fe66-4384-a7f4-51bb1ded8893	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.	The LE reflects an Appraisal fee of $00 with no resulting CoC for any subsequent disclosures. The final CD reflects an Appraisal fee of xxx resulting in a xx refund due for cure.
01/14/2017:  A Post Close CD in the loan file shows the correct appraisal fee of xxx per the invoice in file on page xxx.  This was a lender clerical error. Condition cleared.  The loan will be rated a B for all agencies.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.53%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 744; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 55.90 months reserves

300262368	e75b7f58-8fda-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE is missing the lender's email and phone number under the section, Additional Information About This Loan.		01/14/2017: This is non-material issue. The loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.53%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 744; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 55.90 months reserves

300224024	702d3e3b-15b0-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in file.		11/30/2016: CDA provided reflecting a value of $1,420,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.81%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 740; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 12.10 months reserves

300224024	58e72ac1-1bb0-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	General Compliance Exception
1026.38(g)(2) PREPAIDS. Under the subheading “Prepaids” and in the applicable column as described in paragraph (g) of this section, an itemization of each amount for charges described in § 1026.37(g)(2), the name of the person ultimately receiving the payment or government entity assessing the property tax, provided that the person ultimately receiving the payment need not be disclosed for the disclosure required by § 1026.37(g)(2)(iii) when disclosed pursuant to this paragraph, and the total of all such itemized amounts that are designated borrower paid at or before closing
12/06/2016: please see attached
12/06/2016: Audit review of revised CD includes payee to all fees in Section F, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'.  Condition cleared.11/23/2016:  A Post Close CD in the loan file does not correct or added the government entity of the Property Taxes.  Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.81%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 740; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 12.10 months reserves

300224024	40a991a3-91b1-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Third Party Fraud Tool (Report)
The file is missing a third party fraud report. Guidelines require an industry standard fraud report be provided with the closed loan file along with any supporting document based on fraud report findings.  The loan file contained 2 pages of the fraud tool report however; the file is missing the complete report.  Additional conditions may apply.
11/30/2016 Audit reviewed the third party fraud tool and all red flags are cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.81%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 740; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 12.10 months reserves

300224024	374874d3-758b-4047-8c18-74b3658ce36b	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Lender Credits on Final Closing Disclosure at closing is inaccurate in relation to previous Initial disclosure(s)	The LE reflects a lender credit in the amount of xxxx. The lender credit decreased to $0 on the final CD with no indication of a valid COC to account for the xxxx decrease in the credit.
12/06/2016: The reason for the discrepancy is because the lender credit less the amount allocated to lender paid broker compensation was lump summed in Section J on all of the LEs. The reason for this is to ensure the full amount of each fee is listed properly on the LE. Lender paid broker compensation (indirect loan originator compensation) is not itemized on the LE per Comment 1026.37(f)(1)-2. While we lump sum the credit on the LE, we itemize the credit on the CD. This applies the lump sum in Section J of the LE to individual fees in the Paid by Other column on the CD. Fees paid by the lender credit are denoted with an (L). As you can see from the loan documents, the Lender credits on the xxxxx LE was xxxxx. This constitutes the credit for the rate of xxxxxx less the lender paid broker compensation of xxxx. The final CD showed a total lender credit of xxxx in the Paid By Others column. The difference is due to the borrower requesting a lock extension to cover the disbursement period. The Lock Confirmation has already been provided in the loan file.

12/06/2016: Audit reviewed and concurs with the Lender Rebuttal, and has determined that sufficient documentation is evidenced within the loan file via Lock Confirmation, and a breakdown was submitted for Origination. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.81%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 740; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 12.10 months reserves

300224024	0a069cfe-91b1-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Missing Balance Sheet	Missing xxxx Balance Sheet for Borrower's Schedule C Sole Proprietorship. Per appendix Q, a Balance Sheet is required; in order for the loan to be classified as a Qualified Mortgage.		1/28/2016: schedule C is not in the borrower's name. No breach needed. Condition rescinded.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.81%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 740; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 12.10 months reserves

300224024	4f99c35e-92b1-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Missing YTD Profit & Loss	Missing xxxx YTD P&L for Borrower's Schedule C Sole Proprietorship. Per appendix Q, both a P&L statement is required; in order for the loan to be classified as a Qualified Mortgage.		11/2/2016: schedule C is not in the borrower's name. No breach needed. Condition rescinded.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.81%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 740; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 12.10 months reserves

300224024	b5d66f00-1ab0-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Origination Charges - Section A
Compensation to a third party loan originator from both the consumer and the creditor in the transaction is prohibited under 1026.36(d)(2). Ref: 1026.38(f)(1)-2. Borrower paid an Origination fee of xxxxxx. Refund to cure of xxxxxxx is required. File contains a signed Borrower Loan Option form in which Lender-Paid Broker Compensation was selected.
12/06/2016: please see attached
12/06/2016: Audit reviewed revised CD, and has determined that sufficient evidence was submitted that verified no violation for dual compensation was reflected on the CD. A revised CD, Notification of the error (i.e., the letter to borrower), compensation breakdown and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.81%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 740; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 12.10 months reserves

300224024	68ed7892-92b1-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Failure to Provide CPA Letter	The loan file is missing a CPA letter to verify the borrower's Schedule C business.		11/2/2016: schedule C is not in the borrower's name. No breach needed. Condition rescinded.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.81%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 740; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 12.10 months reserves

300224024	f21bb450-15b0-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE dated xxxxx is missing the lender's e-mail or phone number under the section: Additional Information About This Loan.		11/21/2016: This finding is non material. Loan will be graded a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.81%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 740; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 12.10 months reserves

300251948	ec45f4ca-b4b5-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)
The Title – Mobile Notary Fee reflected in section C of the final Closing Disclosure does not reflect the name of the payee.  Please note that a letter of explanation to the borrower must also be issued.

11/28/2016:  A Post Closing CD provided in the loan file reflects the payee name for the Title – Mobile Notary Fee in section C.  A letter to the borrower was also provided.  Loan will be rated a B for all agencies.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.04%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 760; Years in Field Borrower has 19 years in field

300251948	9598f445-4fb6-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	DID SHOP Fee (Section C) & Recording Fee (Section E) exceeds 10% summary tolerance
Section E Recording Fees are subject to 10% tolerance. LE dated xxxxxx reflects recording fees of xxxx (xxxx at xx%) with no resulting COC for any subsequent disclosures. The Final CD reflects a charge of xxxxx for a variance/refund required of xxxxx to meet 10% threshold.

11/29/2016:  The Final CD provided in the loan file reflects a tolerance cure of xxxx, which is sufficient.  The Post Close CD provided also reflects that the Section E Recording Fee was reduced to xxxx, which is within tolerance.  Loan will be rated a B for all agencies.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.04%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 760; Years in Field Borrower has 19 years in field

300251948	f0981137-4fb6-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
The property taxes in section F of the final Closing Disclosure are missing the government entity.  1026.38(g)(2) PREPAIDS. Under the subheading “Prepaids” and in the applicable column as described in paragraph (g) of this section, an itemization of each amount for charges described in § 1026.37(g)(2), the name of the person ultimately receiving the payment or government entity assessing the property tax, provided that the person ultimately receiving the payment need not be disclosed for the disclosure required by § 1026.37(g)(2)(iii) when disclosed pursuant to this paragraph, and the total of all such itemized amounts that are designated borrower paid at or before closing.  Please note that a letter of explanation to the borrower must also be issued.

11/29/2016:  A Post Closing CD was provided in the loan file reflecting the government entity for the prepaid property taxes.  A letter was also provided to the borrower.  Loan will be rated a B for all agencies.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.04%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 760; Years in Field Borrower has 19 years in field

300251948	bc840f19-b5b5-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Missing income documentation	The written verification of employment in file is expired. The maximum age of income documentation is 90 days.	12/01/16: Please note that our guidelines do not list the required age of documentation of a Verification of Employment so we would default to FNMA which is 4 months (FNMA 100.02).
12/06/2016: Audit re-analyzed income documentation, and has determined that paystubs were provided within 30 days of the Note date; and a VOE was provided within 10 days of the Note date. Condition rescinded.  12/05/16: Client Overlay Exception, Client to Review – Age of credit, asset, and income docs is max 90 days. Condition maintained.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.04%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 760; Years in Field Borrower has 19 years in field

300251948	917e0996-b4b5-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE is missing the lender's e-mail or phone number under the section, Additional Information About This Loan.		11/28/2016: Non-Material finding. Loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.04%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 760; Years in Field Borrower has 19 years in field

300251948	78cdbf28-4fb6-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Broker Affiliated Business Disclosure not provided within 3 business days of application date.	File is missing the Broker Affiliated Business Disclosure. If the broker is not affiliated with any other businesses, please provide an attestation stating such.		11/29/2016: A letter dated xxxxxx was provided in the file stating the broker is not affiliated with any other businesses. Loan will be rated a B for agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.04%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 760; Years in Field Borrower has 19 years in field

300251948	e0c96189-b4b5-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.		12/01/2016: CDA provided reflecting a value of $995,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.04%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 760; Years in Field Borrower has 19 years in field

300207409	b1c0c806-0be5-45ce-ac88-82a8b33aa2bf	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Amount Financed over disclosed (Exceeds $35 variance/threshold)	The Actual Amount Financed was xxxxxxxx while the final Closing Disclosure had it at xxxxxxx, a variance of xxxx exceeding the xxx tolerance.		11/21/16: Lender provided the corrected CD. Refund, LOE to the borrower, and evidence of mailing. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.92%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 794; Years on Job Borrower has 13.17 years on job

300207409	92ef1cfa-89a0-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.	11/08/2016: CDA	11/08/2016: A CDA report reflecting a value $945,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.92%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 794; Years on Job Borrower has 13.17 years on job

300207409	73d1168f-2da1-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Closing Disclosure document error	The Property Taxes in section F is missing the government entity.		11/21/16: Lender provided the corrected CD. Refund, LOE to the borrower, and evidence of mailing. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.92%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 794; Years on Job Borrower has 13.17 years on job

300207409	3abc9307-8aa0-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE dated xxxxxx is missing the lender's e-mail or phone number under the section, Additional Information About this Loan.		11/02/2016: This finding is non material. Loan will be graded a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.92%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 794; Years on Job Borrower has 13.17 years on job

300207409	7732b647-32a1-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Loan Estimate / LE Not in File	Missing revised LE or CD to correspond with COC dated xxxx. COC state a revised LE or CD will be issued within 3 business days.	12/13/2016: This should be cleared per your Compliance.An LE was not required for the xxxx CiC, as redisclosure is only required to reset tolerance baselines - per TILA 1026. 19(e)(3)(iv).
12/13/2016: Audit reviewed the Lender Rebuttal, and has determined that a re-disclosure is not required due to loan amount change. Unless that loan amount change caused increase in fees then that would require a re-disclosure, and if increase above tolerance. Loan amount decreased. Condition cleared. 11/21/16: A COC dated xxxx shows a change in loan amount from xxxxx to xxxxxx. A Corresponding LE/CD is missing. Condition maintained.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.92%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 794; Years on Job Borrower has 13.17 years on job

300207409	aea22ec7-18de-4f85-a238-c72da6f0fd0b	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Finance Charge under disclosed (Exceeds $35 variance/threshold) for Rescindable Transactions	The Actual Finance Charge was xxxxx while the final Closing Disclosure had it at xxxx, a variance of xxx exceeding the xx tolerance.		11/21/16: Lender provided the corrected CD. Refund, LOE to the borrower, and evidence of mailing. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.92%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 794; Years on Job Borrower has 13.17 years on job

300207409	2aeb809c-2ca1-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Documentation	Missing letter from the Borrower to freeze or close the HELOC which is being paid off. Additional conditions may apply.	11/17/2016: see attached11/15/2016: all necessary info is there, please clear condition11/08/2016: please see attached
11/17/2016: Audit reviewed HELOC letter, and has determined that the documentation instructs account to be blocked to further advances and to be closed. Documentation submitted reflects the correct account number and company. Condition cleared. 11/15/2016: Audit reviewed attachments, and has determined that they reflects the incorrect subject property AND borrower. Condition remains.  11/08/2016: Audit reviewed HELOC documentation, and has determined that the detailed account information is missing from said document. Missing account number and property address as verification. Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.92%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 794; Years on Job Borrower has 13.17 years on job

300223575	f4a9216f-05b8-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
The property taxes in section F of the final Closing Disclosure are missing the government entity.  1026.38(g)(2) PREPAIDS. Under the subheading “Prepaids” and in the applicable column as described in paragraph (g) of this section, an itemization of each amount for charges described in § 1026.37(g)(2), the name of the person ultimately receiving the payment or government entity assessing the property tax, provided that the person ultimately receiving the payment need not be disclosed for the disclosure required by § 1026.37(g)(2)(iii) when disclosed pursuant to this paragraph, and the total of all such itemized amounts that are designated borrower paid at or before closing.  Please note that a letter of explanation to the borrower must also be issued.

12/01/2016:  A Post Closing CD provided in the loan file reflects the government entity for the taxes. The loan file also contains a letter of explanation to the borrower.  Loan will be rated a B for all agencies.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 70% ; FICO is higher than guideline minimum UW Guides require FICO of 720; loan qualified with FICO of 737.; Reserves are higher than guideline minimum UW Guides require6 months reserves, loan qualified with 138.70 months of reserves.

300223575	789ebad7-02b8-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.	12/09/2016: CDA	12/09/2016: A CDA report reflecting a value $900,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 70% ; FICO is higher than guideline minimum UW Guides require FICO of 720; loan qualified with FICO of 737.; Reserves are higher than guideline minimum UW Guides require6 months reserves, loan qualified with 138.70 months of reserves.

300223575	7fa8aeb3-03b8-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing verbal verification of employment	File is missing verification of self employment for borrower's second employment and the co-borrower's primary employment.	12/09/2016: self employment documents were provided please double check or advise if there is something in addition needed.
12/09/2016: Audit re-analyzed all employment for both borrowers, and has determined that borrower's self employed business income was not used to qualify and therefore not needed, however evidence of business license was provided. The co-borrower's self-employed primary employment was verified by the Department of State Divisions of Corporations dated xxxxxxxx and is within xx days of Note date. Condition cleared.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 70% ; FICO is higher than guideline minimum UW Guides require FICO of 720; loan qualified with FICO of 737.; Reserves are higher than guideline minimum UW Guides require6 months reserves, loan qualified with 138.70 months of reserves.

300223575	1e1257e9-02b8-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	313 - Property in Disaster Area	Property located in a FEMA declared Disaster area. Inspection post incident date was not provided.	12/15/2016: PDI12/09/2016: please provide further information on individual assistance for subject property County that would require a disaster inspection
12/15/2016: Audit reviewed Post Disaster Inspection, and has determined that the report reflects "no damage" to the subject property. Condition cleared.12/14/2016: Post disaster inspection report provided reflects the incorrect property city address. Condition remains.12/12/2016: Post disaster inspection report provided reflects the incorrect property city address. Condition remains. 12/09/2016: Audit reviewed the Lender Rebuttal, and has determined that per FEMA Declarations Table, the subject property county reflects "incident begin date" of xxxxxxx.  The Appraisal date was xxxxx, therefore an inspection is required to be provided after the most recent incident begin date showing "no damage". Provide a Post Disaster Inspection that notates no damage to property. Condition remains.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 70% ; FICO is higher than guideline minimum UW Guides require FICO of 720; loan qualified with FICO of 737.; Reserves are higher than guideline minimum UW Guides require6 months reserves, loan qualified with 138.70 months of reserves.

300223575	63bd2ea8-bf7e-4748-9dbf-b3184cbfeb1d	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The License ID of the Settlement Agent is missing.
12/01/2016:  A Post Closing CD provided in the loan file reflects the License ID of the Settlement Agent.  The loan file also contains a letter of explanation to the borrower.  Loan will be rated a B for all agencies.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 70% ; FICO is higher than guideline minimum UW Guides require FICO of 720; loan qualified with FICO of 737.; Reserves are higher than guideline minimum UW Guides require6 months reserves, loan qualified with 138.70 months of reserves.

300223575	f6fdf844-05b8-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE dated xxxxxxxxx is missing the lender's phone number under the section, Additional Information About This Loan.		12/01/2016: This finding is not material. Loan will be graded a B for all agencies.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 70% ; FICO is higher than guideline minimum UW Guides require FICO of 720; loan qualified with FICO of 737.; Reserves are higher than guideline minimum UW Guides require6 months reserves, loan qualified with 138.70 months of reserves.

300223575	4e86dbd0-05b8-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	General Compliance Exception
All loan costs associated with the transaction need to be listed regardless of who pays the fee. 1026.38(f) Under the master heading “Closing Cost Details” with columns stating whether the charge was borrower-paid at or before closing, seller-paid at or before closing, or paid by others, all loan costs associated with the transaction, listed in a table under the heading “Loan Costs.” The table shall contain the items and amounts listed under four subheadings, described in paragraphs (f)(1) through (5) of this section. The loan file contains multiple credit reports with no fee reflected on the closing disclosure.
12/09/2016: see attached revised CD
12/09/2016: Audit review of Post Closing CD reflects Credit Report, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'. Condition cleared.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 70% ; FICO is higher than guideline minimum UW Guides require FICO of 720; loan qualified with FICO of 737.; Reserves are higher than guideline minimum UW Guides require6 months reserves, loan qualified with 138.70 months of reserves.

300223575	8fa537be-06b8-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Credit Report was Stale Dated at Closing	Client Overlay Exception, Client to Review - Credit report in file is older than 60 days from the date of closing.	12/09/2016: please see attached	12/09/2016: Audit consulted with Client, condition rescinded. 12/09/2016: Exception is pending review from client.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 70% ; FICO is higher than guideline minimum UW Guides require FICO of 720; loan qualified with FICO of 737.; Reserves are higher than guideline minimum UW Guides require6 months reserves, loan qualified with 138.70 months of reserves.

300223575	f448e317-03b8-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Evidence of HOA Fees	Missing evidence of Homeowners Association dues for second property reflected on final loan application.		12/12/2016: Evidence of HOA fees reflected on the xxxx tax return - Schedule E, statement 1 is deemed acceptable. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 70% ; FICO is higher than guideline minimum UW Guides require FICO of 720; loan qualified with FICO of 737.; Reserves are higher than guideline minimum UW Guides require6 months reserves, loan qualified with 138.70 months of reserves.

300223575	d9c7448e-04b8-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Documentation	Missing evidence that the borrower's have closed and terminated the existing HELOC.	12/09/2016: see attached
12/09/2016: Audit reviewed executed Payoff Transmittal Letter for HELOC, and has determined that the letter states borrower's authorization to close and terminate the account. Documentation submitted is deemed acceptable. Condition cleared.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 70% ; FICO is higher than guideline minimum UW Guides require FICO of 720; loan qualified with FICO of 737.; Reserves are higher than guideline minimum UW Guides require6 months reserves, loan qualified with 138.70 months of reserves.

300223038	9dea38b2-a32a-42ad-a401-553ad70ab0bc	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Total Interest Percentage (TIP) is not accurate.
Revised CD TIP is xxx vs xxxx Actual with a difference of xxxx. Provide revised CD, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification.
01/06/2017: please see attached
01/06/2017: Audit review of revised CD reflects correct TIP. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a Fitch 'B'.

300223038	7109e4ff-10c6-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE dated XX/XX/XXXX is missing the lenders phone number and/or email address.		12/20/2016: This finding is not material. Loan will be graded a B for all agencies.
300223038	79e0ec4a-0fc6-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Review Appraisal Missing – A CDA report was not provided in file		12/20/2016: A CDA dated 9/23/2016 reflected a value of $1,725,000 and 0% variance of appraisal value. Condition cleared.
300223038	d3a306e8-0492-49a7-8632-b2018b92e96d	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The License Number of the Settlement Agent is missing. Please provide a LOE to the borrower and confirmation of delivery.		12/20/2016: A Post Close CD reflects the license number. Condition cleared. The loan will be rated a B for all agencies.
300223038	99302f8a-14c6-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Final LE reflects a Title-Premium for lenders coverage fee of xxxx and Recording Fee of xxxx; The Final CD reflects a Title-Premium for lenders coverage fee of xxxx and Recording Fee of xxx resulting in a xxx refund to the borrower; Lender provided cure on Final CD as a lender credit. The post-close CD revised the lender credit to xxx resulting in an insufficient credit for cure of xxx
01/05/2017: please see attached
01/05/2017: Audit review of revised CD, copy of check for cure, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'.

300223038	92159969-eb3e-4fb8-9aa6-6e8d7107b40e	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Total of Payments is not accurate
Revised CD TOP is xxxxx vs xxxxx Actual with a difference of xxxx. (Total Scheduled Payments xxxxxx + prepaid interest -xxxx + Section D xxxxx) Provide revised CD, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification.
01/06/2017: please see attached
01/06/2017: Audit review of revised CD reflects correct TOP. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'.

300223038	09b6d825-11c6-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
The Lender sent an Letter to the Title Company requesting a xxxxx reimbursement to the Borrower representing overcharged interest. Per Diem interest in excess of CA law was charged as funds were not disbursed within one calendar day of the wire date.
01/05/2017: please see attached
01/05/2017: Audit review of revised CD, copy of check for cure, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'.

300223038	8d852042-3aac-4e13-9cd9-14f5ea40c458	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Lender Credits on Final Closing Disclosure at closing is inaccurate in relation to previous Initial disclosure(s)
The LE reflects a lender credit in the amount of $XX,XXX.XX . The lender credit decreased to xxx. On the Final CD and xx. On the Post Close CD with no indication of a valid COC to account for the decrease.

01/06/2017: The discrepancy was due to the borrower requesting a relock on xxxx which resulted in a charge to the rate of xxxxxxx. The associated lock confirmation and CD were in the loan file. The xxxx was the xx tolerance credit as explained above.01/05/2017: please see attached

01/06/2017: Audit reviewed the Lender Rebuttal, and has determined that the rate lock confirmation and CD validates lender credit. Condition cleared.  01/05/2017: Audit reviewed documentation submitted, and has determined that the lender credit issues was NOT addressed. Provide evidence/COC of valid explanation for lender credit decrease. Condition remains.

300213427	762bf78f-8ebc-e611-9869-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in the file.	12/13/2016: CDA	12/13/2016: A CDA report reflecting a value $985,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
300213427	83f816b4-8ebc-e611-9869-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The Final Closing Disclosure Contact Information section is incomplete. The License Number of the settlement Agent is missing. A LOE regarding the errors is required as well.		12/07/2016: A Post Close CD in the loan file reflects the license number as well as a LOE. Condition cleared. Loan will be graded a B for all agencies.
300213427	62d295ed-29fd-49c1-ba48-64c0c7709b45	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Finance Charge under disclosed (Exceeds $35 variance/threshold) for Rescindable Transactions
The final Closing Disclosure dated XX/XX/XXXX reflects the Finance Charge as $532,065.79 vs. actual Finance Charge of $532,300.90. An under disclosure of $XXX.XX which exceeds the $35 allowable tolerance for Rescindable Transactions due to Appraisal Management fee of $XXX.XX.
12/16/2016: please see attached
12/16/2016: Audit consulted with Compliance, and has determined that the finding is invalid. CD reflects the itemization of the Appraisal fee from one lump sum fee to two separate fees. Appraisal Management Fee is NOT a Finance Charge. Condition rescinded.

300213427	d0c72e9e-8ebc-e611-9869-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE dated XX/XX/XXXX is missing the lender's e-mail or phone number under the section, Additional Information About This Loan.		12/07/2016: This finding is non material. Loan will be graded a B for all agencies.
300213427	c560b3ff-1db9-4e9e-90ef-39c8553f3bcd	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Title- Mobile Notary fee, Title- Premium for Lenders Coverage and Title- Settlement or Closing Fee are reflected in section B of the final Closing Disclosure dated XX/XX/XXXX. The borrower shopped for their own title service provider and did not use the provider on the WLSP.  The title service provider fees should be listed in section C of the CD.
12/07/2016: A Post Close CD in the loan file reflects the title fees in the correct section C. Condition cleared. Loan will be graded a B for all agencies.
300213427	669a6ea3-0376-4c87-837a-81c4372da6f1	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Origination Charges - Section A
Compensation to a third party loan originator from both the consumer and the creditor in the transaction is prohibited under 1026.36(d)(2). Ref: 1026.38(f)(1)-2. Borrower paid an Origination fee of $XX.XX.  Refund to cure required of $XX.XX.  File contains a signed Borrower Loan Option form in which Lender-Paid Broker Compensation was selected.
12/29/2016: see attached job aid12/16/2016: please see attached
12/29/2016: Audit reviewed revised CD, and has determined that sufficient evidence was submitted that verified no violation for dual compensation was reflected on the CD. A revised CD, Notification of the error (i.e., the letter to borrower), compensation breakdown and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'. 12/16/2016: Audit reviewed revised CD, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification. HOWEVER, MISSING compensation breakdown for verification. Condition remains.

300213427	1b2f815e-a5bc-e611-9869-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	The file is missing the Broker Affiliated Business Disclosure. If the broker is not affiliated with any businesses, please provide an attestation stating such.	12/15/2016: please see attached	12/15/2016: Audit review of lender attestation statement regarding "Broker has no Affiliated Businesses" is deemed acceptable, condition cleared.
300213427	d01dc690-efbb-4bc6-a612-3f99f4af87d6	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Amount Financed over disclosed (Exceeds $35 variance/threshold)
The Amount Financed is over disclosed and exceeds allowable xx variance/threshold for Non-Purchase Transactions. The Closing Disclosure dated XX/XX/XXXX reflects an Amount Financed of $XX.XX vs. actual $XX.XX, an over disclosure of $XX.XX due to Appraisal Management fee of $XX.XX
12/16/2016: please see attached
12/16/2016: Audit consulted with Compliance, and has determined that the finding is invalid. CD reflects the itemization of the Appraisal fee from one lump sum fee to two separate fees. Appraisal Management Fee is NOT a Finance Charge. Condition rescinded.

300213427	3704b8d9-4ff0-48f0-9a85-48414aafb518	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Funding occurred before RTC Expiration Date	The Funding occurred on same day as the Right to Cancel expiration.	12/16/2016: please see attached,	12/16/2016: Audit reviewed Disbursement Summary, and has determined that the Disbursement date was AFTER the Right to Cancel expiration date. Condition cleared.
300225072	933acd21-22b7-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		12/6/2016: CDA provided reflecting reconciled value of $1,055,000 at 0% variance is deemed acceptable. Condition cleared.
300225072	16f40189-e9cf-4c2f-89f2-d39610d33ec8	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The License ID of the Settlement Agent is missing.		11/30/2016: A Post Closing CD provided in the loan file reflects the License ID of the Settlement Agent. File also contained a letter to the borrower. Loan will be rated a B for all agencies.
300225072	9737dd7f-22b7-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Appraisal and Credit Report fees in section B of the final Closing Disclosure are missing the names of the service provider.  Please note that a letter of explanation to the borrower must also be issued.

11/30/2016:  A Post Closing CD provided in the loan file reflects the service provider names for the Appraisal and Credit Report fees.  File also contained a letter to the borrower.  Loan will be rated a B for all agencies.

300225072	34eddc94-23b7-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE dated XX/XX/XXXX is missing the lender's phone number under the section, Additional Information About This Loan.		11/30/2016: This finding is not material. Loan will be graded a B for all agencies.
300225072	c9026cee-22b7-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.
The service provider list in file is an old RESPA service provider list and does not list the individual "services" associated with each provider. It is not the service provider list that is under form H-27 in the rule. The WLSP is itself a violation and it is confusing to consumers because it has text that relates to the GFE.
11/30/2016: Audit calculated section C fees and are within XX% tolerance for worst case scenario. Loan will be rated a B for all agencies.
300251317	6501218f-8193-4cf6-96cd-8ddd40e3c593	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error
The Final Closing Disclosure Contact Information section is incomplete. The License Number of the Settlement Agent is missing. A Letter of Explanation and confirmation of delivery to the borrower is required.

1/6/2017: The Post Close CD reflects the License number and the file has a letter of explanation that states ‘clerical errors” with a courier delivery voucher. Condition cleared. Loan will be graded a B for all agencies.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 796; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 99 months payment history with no late payments reported; Years in Primary Residence Borrowers have resided in subject for 18 years

300251317	1b14916f-34d4-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report is required in the loan file.		01/06/2017: A CDA dated 10/25/2016 reflected a value of $1,350,000 with a 0% variance to the appraisal value. Condition cleared
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 796; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 99 months payment history with no late payments reported; Years in Primary Residence Borrowers have resided in subject for 18 years

300251317	bdd95737-59d4-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(w)	CB	B	B	Credit	Cash Out Amount Exceeds Guideline Maximum
Cash back to the borrower was $XX.XX > than cash back guideline maximum of $XX.XX  The loan paid off the subject 1st lien mortgage and the 1st lien mortgage of investment property which is considered cash out along with xxxxx cash in hand.
01/13/2016: Exception approved by Client due to compensating factors of excellent mortgage history and job stability.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 796; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 99 months payment history with no late payments reported; Years in Primary Residence Borrowers have resided in subject for 18 years

300251317	baf815b2-38d4-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Title - Endorsement fee is reflected in section B of the final Closing Disclosure.  The borrower shopped for their own title service provider and did not use the provider on the WLSP.  The title service provider should be listed in section C of the CD.

01/23/17: Lender provided the corrected CD within 60 days of consummation, and LOE to the borrower. Condition cleared.1/6/2017: A Post Close CD in the loan file did not move the fee from section B to C.  Condition remains.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 796; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 99 months payment history with no late payments reported; Years in Primary Residence Borrowers have resided in subject for 18 years

300251317	4c7da64e-37d4-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to obtain Evidence of Self Employment	File is missing verification of Self Employment by a 3rd party or CPA letter. Loan is considered non QM compliant, additional conditions may apply.
01/24/2017: Attached please find the license for the Schedule C business. Thanks for your time. 01/12/2017: 1120's state the borrower only has xx ownership and no income was used to qualify the borrower. Verification isn't needed.

01/24/2017:  Audit reviewed copy of the business license for Schedule C business, and has determined that the documentation submitted is deemed acceptable. Condition cleared.  01/17/2017:  Loan fails QM without pre-loan consummation 3rd party verification: CPA Letter, VOE with CPA or business license. Condition remains.01/17/2017:  Received BBB Accreditation.  Lender’s guidelines require (1) a verification of the existence of the borrower’s business from a third party, such as a CPA, regulatory agency, or applicable licensing bureau, dated within 30 days of the Note date and (2) listing and address of the business using a telephone book, Internet or directory assistance.  Internet verification provided.  Verification by third party not provided.  Pending Client exception review.01/16/2017: Received Internet printout, dated within 30 days of note date, verifying name, address and phone number of Schedule C business.  However, per guidelines self-employed Confirmation (Borrower's Schedule C business) must include a verification of the existence of the borrower’s business from a third party, such as a CPA, regulatory agency, or applicable licensing bureau, dated within 30 days of the Note date.  Condition remains.01/12/2017: Audit reviewed the Lender Rebuttal, and has determined that per guidelines: Self-Employed Confirmation (Borrower's Schedule C business) must include a verification of the existence of the borrower’s business from a third party, such as a CPA, regulatory agency, or applicable licensing bureau, dated within 30 days of the Note date. Finding is for the borrower's main income source Schedule C business NOT for the Schedule E-II(A) business with ownership of 18%. Condition remains.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 796; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 99 months payment history with no late payments reported; Years in Primary Residence Borrowers have resided in subject for 18 years

300251317	507b0cdb-57d4-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	General Compliance Exception
A Credit Report Fee was not reflected in section B of the Closing Disclosure despite evidence of a credit report in the file.  The Credit Report Fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.

01/23/17: Lender provided the corrected CD within 60 days of consummation, and LOE to the borrower. Condition cleared.1/6/2017: The Post Close CD does not reflect the credit report fee. Condition remains.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 796; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 99 months payment history with no late payments reported; Years in Primary Residence Borrowers have resided in subject for 18 years

300251317	aee18029-39d4-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE dated XX/XX/XXXX is missing the lender's e-mail and phone number under the section: Additional Information About This Loan.		1/5/2017: This finding is not material. Loan will be graded a B for all agencies
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 796; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 99 months payment history with no late payments reported; Years in Primary Residence Borrowers have resided in subject for 18 years

300233786	1b6706bd-4bd7-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Missing Loan Estimate / LE Not in File	Missing Initial LE. Disclosure tracking provided in the file reflects Initial LE was ordered and signed on XX/XX/XXXX, however there is no copy of the LE in the file.		01/13/2017: Received LE dated xxxxx. It is missing the Lender's phone number or email address. Loan will be rated a B for all agencies.			FICO is higher than guideline minimum 779 compared to 720.; Reserves are higher than guideline minimum 11 compared to 6. ; Years in Field 18 years in the field.
300233786	b0d0813d-54d7-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Documentation	Missing evidence that the second lien has been closed. Please provide a signed executed document in the loan file stating that the HELOC has been closed. Additional conditions may apply.	01/18/2017: please attached credit report that shows the Heloc account closed.
01/18/2017: Audit reviewed updated credit report, and has determined that the documentation reflects HELOC (p5) was closed in the same month as Note date.  HELOC account reflects as Closed and Paid. Condition cleared. 01/16/2017:  Payoff provided does not include the wording that the HELOC will be closed.  Please provide executed authorization to close equity line or final title policy.  Condition remains. 01/13/2017:  Received evidence the credit line will be frozen upon issuance of payoff.  Executed authorization to close equity line or final title policy not provided.  Condition remains.
FICO is higher than guideline minimum 779 compared to 720.; Reserves are higher than guideline minimum 11 compared to 6. ; Years in Field 18 years in the field.
300233786	f90b3d7e-a3d9-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Documentation	Added 01/13/2017: Disclosure tracking summary reflects a package was originated XX/XX/XXXX. Please provided all disclosures in this package. Please provide verification of application date.	01/24/2017: See attached XX/XX/XXXX pkg and revised CD.
01/24/2017: Audit reviewed all Disclosures dated XX/XX/XXXX, and has determined that the documentation submitted is deemed acceptable. Condition cleared. 01/16/2017:  Per LE dated XX/XX/XXXX and disclosure tracking history, provided by the Lender, it appears the Lender's application date is XX/XX/XXXX.  Please provide all disclosures dated XX/XX/XXXX.  Condition remains.
FICO is higher than guideline minimum 779 compared to 720.; Reserves are higher than guideline minimum 11 compared to 6. ; Years in Field 18 years in the field.
300233786	407b5307-54d7-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Missing Evidence of HELOC Draw for the Past 12 Months
Subordinate mortgage liens that have been seasoned for a least one (1) year, the guidelines state for a junior lien, that is an equity line of credit, the seasoning requirement shall be applied to the date of the most recent draw against the equity line unless the draws were less than $XX.XX (the total draws cannot exceed a total of $XX.XX in the last XX months). In order to see if any draws were taken on the HELOC in the last 12 months, please provide a statement showing any draws against the HELOC.  Additional conditions may apply.
															This loan closed as a cash out refi, the guidelines do not require seasoning on a cash out. Please clear condition.	01/13/2017: Audit agrees with Lender rebuttal. Transaction is a cash out refinance, draw history not required. Condition rescinded.			FICO is higher than guideline minimum 779 compared to 720.; Reserves are higher than guideline minimum 11 compared to 6. ; Years in Field 18 years in the field.
300233786	e6ec9d8c-53d7-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing final application (1003)	Page X of X of the final 1003 is missing from the file. Additional Conditions may apply.		01/13/2017: Received complete, final application. Condition cleared.			FICO is higher than guideline minimum 779 compared to 720.; Reserves are higher than guideline minimum 11 compared to 6. ; Years in Field 18 years in the field.
300233786	ecf80604-48d7-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE dated XX/XX/XXXX is missing the lender's e-mail or phone number under the section, Additional Information About This Loan.		01/10/2017: The finding is non material. Loan will be graded a B for all agencies.			FICO is higher than guideline minimum 779 compared to 720.; Reserves are higher than guideline minimum 11 compared to 6. ; Years in Field 18 years in the field.
300233786	67432123-48d7-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The Final Closing Disclosure Contact Information section is incomplete. The License Number of the Settlement Agent is missing. A LOE regarding the errors is required as well.		01/10/2017: A Post Close CD in the loan file reflects the license numbers as well as a LOE. Condition cleared. Loan will be graded a B for all agencies.			FICO is higher than guideline minimum 779 compared to 720.; Reserves are higher than guideline minimum 11 compared to 6. ; Years in Field 18 years in the field.
300233786	a3488ef2-47d7-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		01/10/2017: A CDA report was provided on 11/01/2016 with a value of $798,000.00 and 0.00% variance from the $798,000.00 value. Condition cleared.			FICO is higher than guideline minimum 779 compared to 720.; Reserves are higher than guideline minimum 11 compared to 6. ; Years in Field 18 years in the field.
300215478	f4db7a54-89b1-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE is missing the lender's e-mail or phone number under the section, Additional Information About This Loan.		11/23/2016: Non-Material finding. Loan will be rated a B for all agencies.
300215478	e70d7e12-8ab1-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Appraisal Fee and Third Party Processing Fee in section B of the final Closing Disclosure reflects “reimburse” and a number and does not reflect the name of the payee.		11/23/2016: A Post Closing CD provided in the loan file reflects the payee name for the Appraisal Fee and Third Party Processing Fee in section B. Loan will be rated a B for all agencies.
300215478	7b5c3f75-69b3-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	General Compliance Exception
All loan costs associated with the transaction need to be listed regardless of who pays the fee. 1026.38(f) Under the master heading “Closing Cost Details” with columns stating whether the charge was borrower-paid at or before closing, seller-paid at or before closing, or paid by others, all loan costs associated with the transaction, listed in a table under the heading “Loan Costs.” The table shall contain the items and amounts listed under four subheadings, described in paragraphs (f)(1) through (5) of this section.  The loan file contains a credit report.

12/6/2016: A post close CD dated within 60 days of consummation along with a LOE and evidence of shipping was provided to reflect a credit report fee in the paid by others column. Loan will be rated a B for all agencies.

300215478	2f5dc620-7bae-4245-a629-7c7fcd954dc2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Affiliated Business Disclosure not provided within 3 business days of application date.	The Affiliated Business Disclosure is dated xxxx. The Application is dated xxxx.	12/01/2016: loan was locked in on xxx and 1003 was signed by LO only. initial doc package was generated on xxxx	12/01/2016: Audit reviewed the Lender Rebuttal, and has determined that the Lender Application was xxxxxxx, as per disclosure history provided within the loan file. Condition cleared.
300215478	8727da6c-b143-4304-b929-7d0ac8be9922	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Lender Credits on Final Closing Disclosure at closing is inaccurate in relation to previous Initial disclosure(s)	Closing Disclosure fees paid by the Lender total $6.406.25. Loan Estimate Credits total $X,XXX.XX No issue.		Closing Disclosure fees paid by the Lender total $6.406.25. Loan Estimate Credits total $X,XXX.XX.- No issue.
300215478	c4702a01-d9bd-4c32-93c5-30af7ab8ede1	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The Settlement Agent license ID is missing.		11/23/2016: A post closing CD provided in the loan file reflects the license ID of the Settlement agent. Loan will be rated a B for all agencies.
300215478	fc2e6f31-89b1-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.	12/01/2016: CDA	12/01/2016: A CDA report reflecting a value $1,685,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
300255241	ec930d06-2486-4b60-9345-8ba86801c9d2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Amount Financed over disclosed (Exceeds $35 variance/threshold)
Actual Amount Financed is $XX.XX; the Closing Disclosure shows as $XX.XX, a variance of $XX.XX, (Section H the Final & Post Close CD's show a Principal reduction- excess Rate Credit- in the amount of xxxxxx)
															12/09/2016: Disagree - the principal reduction is not a finance charge.	12/09/2016: Audit concurs with the Lender Rebuttal, and has determined that the Amount Financed is not under disclosed. Condition rescinded.
300255241	fa9d072b-eab7-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Missing Changed Circumstance form	Missing COC changing loan purpose from cash out/home improvement to rate/term. Borrower paid $XX.XX cash to close- per Final & Post close CD’s.		12/6/2016: Although cash to close is required, xxx lien xxxx is being paid off, therefore the loan is considered a cash-out refi, the COC provided in the loan file is accurate. Condition rescinded.
300255241	8352ce6f-2bb7-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Documentation	Missing evidence that the HELOC has been closed. A signed executed document stating that the HELOC has been closed is required. Additional conditions may apply.		12/6/2016: Payoff transmittal signed by borrower requesting termination of the account was provided. Condition cleared.
300255241	314a0e0c-5b2c-41ad-ab81-d2259b3b6c41	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Finance Charge under disclosed (Exceeds $35 variance/threshold) for Rescindable Transactions	Finance Charge under disclosed by $XX.XX exceeds XX variance/threshold for Rescindable Transactions. The Closing Disclosure finance charges were $XX.XX while the Actual amount were $XX.XX	12/09/2016: Disagree - the principal reduction is not a finance charge.	12/09/2016: Audit concurs with the Lender Rebuttal, and has determined that the Finance Charge is not under disclosed. Condition rescinded.
300255241	b7a0e67c-17b7-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE dated XX/XX/XXXX is missing the lender's e-mail or phone number under the section: Additional Information About This Loan.		11/30/2016: This finding is non material. Loan will be graded a B for all agencies.
300255241	0d18bac5-e7b7-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	General Compliance Exception	The Property Tax and Home Owners Insurance line items in section G are missing the payee names.	12/09/2016: Disagree - this is not required per TILA 1026.38(g)(3)	12/09/2016: Audit concurs with the Lender Rebuttal, condition rescinded.
300255241	4a7a1172-17b7-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in file.	12/07/2016: CDA	12/07/2016: A CDA report reflecting a value $950,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
300255241	e7781755-2bb7-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
The Principal reduction- excess Rate Credit- in the amount of $XX.XX is listed in Section H of the final Closing Disclosure. Creditor-paid principal reductions should be disclosed in the Summaries of Transactions section on page three of the Closing Disclosure in the “Other Credits” area of Section L.  In instances where a principal curtailment is needed to reduce the cash back to the borrower, it is allowable to reflect the principal curtailment (principal reduction) in the Payoffs and Payments table on the Alternate form. A general credit would be listed in Section J of the C.D. (per TRID Round Table $XX.XX)
12/09/2016: see attached revised CD
12/09/2016: Audit reviewed Lender Rebuttal, as well as documentation submitted, and has determined that the remaining rate credit moved from Section H is now reflected in section K and is acceptable. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'. Condition cleared.

300199620	a557610d-edac-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Appraisal and Credit Report fees of the final CD are missing the correct service provider.		11/17/2016: A Post Close CD in the loan file reflects the fees were changed from reimburse to the service provider. Condition cleared. The loan will be rated a B for all agencies.
300199620	b2432d7f-e2ac-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Appraisal discrepancy	The appraisal effective date is more than xx days before the Note Date. Please proved an updated certificate for the appraisal in file. Additional conditions may apply.	11/18/16: Our guidelines state it's xxx days, please provide guidelines that state it's xx days.	11/23/16: Upon further review, guidelines state appraisals must be dated within xxx days of the Note date. Condition rescinded.
300199620	cb79ac75-61d8-42a7-a624-45bd4f40a850	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The License Number for the Settlement Agent is missing.		11/17/2016: A Post Close CD reflects the license number. Condition cleared. The loan will be rated a B for all agencies.
300199620	da759c4b-e9ac-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Documentation	Missing the terms of withdrawal for the retirement funds used as reserves.	12/19/2016: please see attached11/22/16: xxxx is for a previous employer and is not restricted for withdrawals.
12/19/2016: Audit reviewed Retirement account for Terms of withdrawal, and has determined that the documentation submitted includes "Hardship withdrawal before age of xx". Documentation is deemed acceptable. Condition cleared. 11/23/16: Guidelines state for retirement accounts that do not allow any type of withdrawal are ineligible for use as reserves. In order to verify this, please provide the terms of withdrawal. Condition maintained.

300199620	81241680-03ac-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file.		11/23/16: CDA reflecting a value of $725,000.00 which is a -0.0% variance. Condition Cleared.
300199620	b1ec33ac-ecac-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	General Compliance Exception	The Remaining Rate Credit reflected in Section H of the final Closing Disclosure should be reflected as a Lender Paid Closing Cost.		11/17/2016: A Post close CD reflects the remaining rate credit was moved to lender paid closing costs. Condition cleared. The loan will be rated a B for all agencies.
300199620	7cd61f5c-6fd8-467b-a917-6759fe101bac	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE is missing the lender's email and phone number under the section , Additional Information About This Loan.		11/17/2016: This is a non-material issue. The loan will be rated a B for all agencies.
300199620	66aa6aa1-e9ac-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	General Credit Exception	Missing the letter from the Borrower to the bank to freeze their current line of credit at closing. Additional conditions may apply.		11/23/16: Lender provided the payoff and close letter for the xxxx, signed by the borrower and co borrower. Condition cleared.
300199620	666d0ac4-e8ac-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Evidence of HELOC Draw for the Past 12 Months	Missing Evidence of xxxx Draw for the past xx months of the 2nd lien which was paid off at closing. Additional conditions may apply.		11/23/16: Lender provided the evidence of xxxx draws for the past xx months. Condition cleared.
300217111	d3509c84-0edd-45e6-b538-fdcd4238ace3	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
Services Borrower Did Not Shop Fee - Section B on CD exceeds LE Fees in Zero tolerance section with Closing Protection Letter Fee and Title - xxxxx Tax Premium that were not listed on LE or accompanied with a COC.
12/14/2016: please see attached
12/14/2016: Audit review of revised CD, copy of check for cure $106.88, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'.

300217111	4dd6c2e2-61bb-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	CDA Report was not provided.
04/18/2017: CDA provided reflecting a value of $1,100,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.12/12/2016: CDA provided reflecting a value of $1,175,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.

300225242	3e6bc794-bbbb-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
Under the subheading “Prepaids” and in the applicable column as described in paragraph (g) of this section, an itemization of each amount for charges described in § 1026.37(g)(2), the name of the person ultimately receiving the payment or government entity assessing the property tax, provided that the person ultimately receiving the payment need not be disclosed for the disclosure required by § 1026.37(g)(2)(iii) when disclosed pursuant to this paragraph, and the total of all such itemized amounts that are designated borrower paid at or before closing

12/06/2016;  A Post Close CD provided in the loan file reflects the payee for the property taxes on section F. Condition cleared. A letter to the lender was also provided in the loan file. Loan will be graded a B for all agencies.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.05%.; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 755.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 33.50 months reserves.

300225242	79b854ae-bbbb-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The Final Closing Disclosure Contact Information Section is incomplete. The License Number of the Settlement Agent is missing. A LOE regarding the errors is required as well.		12/06/2016; A Post Close CD in the loan file reflects the license number as well as a LOE. Condition cleared. Loan will be graded a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.05%.; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 755.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 33.50 months reserves.

300225242	c5ee0e34-2c9a-407d-85bc-11bef4fd3a6f	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Finance Charge under disclosed (Exceeds $35 variance/threshold) for Rescindable Transactions
The final Closing Disclosure reflects the Finance Charge as xxxxx vs. actual Finance Charge of xxxxx. An under disclosure of xxxx which exceeds the $35 allowable tolerance for Non-Purchase Transactions.
															12/09/2016: Disagree - what constitutes the xxxxx?	12/09/2016: Audit re-analyzed all fees, and has determined that the Finance Charge is within tolerance. Condition rescinded.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.05%.; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 755.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 33.50 months reserves.

300225242	6fd0061e-18d7-4c4e-88fa-5aa9e34bd0ac	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Amount Financed over disclosed (Exceeds $35 variance/threshold)
The Amount Financed is over disclosed and exceeds allowable xx variance/threshold for Non-Purchase Transactions. The Closing Disclosure reflects an Amount Financed of xxxxxxx vs. actual xxxxxxx, an over disclosure of xxxx.
															12/09/2016: Disagree - what constitutes the xxxx?	12/09/2016: Audit re-analyzed all fees, and has determined that the Amount Financed is within tolerance. Condition rescinded.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.05%.; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 755.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 33.50 months reserves.

300225242	12363996-e0bb-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Documentation
Completion certification was issued with the mechanicals and appliances being in the property and are in working order and the lot has been graded. Photos showing the mechanicals and appliances being installed are missing from the file.
															12/09/2016: the appraisal is subject to the outside kitchen being completed which the appraiser gave no value. A photo was included for the outside area. Please clear condition. Thank you.	12/09/2016: Audit reviewed the Lender Rebuttal, and has determined that the Completion certification provided is sufficient evidence of outdoor kitchen completion. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.05%.; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 755.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 33.50 months reserves.

300225242	e1f30818-bcbb-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
Final CD in file is missing the credit report cost.  All loan costs associated with the transaction need to be listed regardless of who pays the fee. 1026.38(f).  Under the master heading “Closing Cost Details” with columns stating whether the charge was borrower-paid at or before closing, seller-paid at or before closing, or paid by others, all loan costs associated with the transaction, listed in a table under the heading “Loan Costs.” The table shall contain the items and amounts listed under four subheadings, described in paragraphs (f)(1) through (5) of this section.
12/09/2016: see revised CD
12/09/2016: Audit review of Post closing CD reflects Credit Report Fee (Sec B) as "Paid by Others", Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.05%.; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 755.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 33.50 months reserves.

300225242	28481631-c889-42ea-a5ea-22ec874c9366	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Origination Charges - Section A
Compensation to a third party loan originator from both the consumer and the creditor in the transaction is prohibited under 1026.36(d)(2). Ref: 1026.38(f)(1)-2. Borrower paid an Origination fee of xxxxx.  Refund to cure required of xxxxx.  File contains a signed Borrower Loan Option form in which Lender-Paid Broker Compensation was selected.

12/14/2016:  Audit reviewed revised CD, and has determined that sufficient evidence was submitted that verified no violation for dual compensation was reflected on the CD. A revised CD, Notification of the error (i.e., the letter to borrower), compensation breakdown and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'. Condition cleared.12/09/2016: Audit reviewed revised CD, and has determined that sufficient evidence was submitted that verified no violation for dual compensation was reflected on the CD. A revised CD, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. HOWEVER, a breakdown of the compensation is required.  Compensation is required to be detailed on the breakdown to tie in all fees and identify the payee. Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.05%.; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 755.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 33.50 months reserves.

300225242	3d8edb69-bbbb-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in file.	12/09/2016: CDA	12/09/2016: A CDA report reflecting a value $700,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.05%.; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 755.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 33.50 months reserves.

300225242	9be71c76-bbbb-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE dated xxxx is missing the e-mail or phone number under the section, Additional Information About This Loan.		12/06/2016: This finding is non material. Loan will be graded a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.05%.; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 755.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 33.50 months reserves.

300217879	f489f221-1aa5-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE dated XX/XX/XXXX is missing the lender's phone number under the section, Additional Information About This Loan.		11/07/2016: This finding is not material. Loan will be graded a B for all agencies.
300217879	897ae06c-18a5-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.	11/11/2016: CDA	11/11/2016: A CDA report reflecting a value $1,850,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
300217879	d0eb4b2b-2da5-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	General Compliance Exception 2
The Post-Consummation Closing Disclosure issued on XX/XX/XXXX and XX/XX/XXXX reflects a x$XXX reduction to the closing costs as shown on the revised CD issued on the Note date. The file did not contain a copy of the refund provided to the consumers.
11/28/2016: please see attached
12/02/2016: Audit re-analyzed CD, and has determined that cash to close reflect $XXX. The XX/XX/XXXX Settlement Statement reflects deposit of $XXX minus $XXX "due to borrower" which equals $XXXX. No violation, figures match. Condition rescinded.  11/28/2016: Audit reviewed documentation, and has determined that a copy of the refund check or ledger reflecting refund check is required. Condition remains.

300217879	dfaa4ef9-1aa5-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	The property taxes in Section F of the Final CD is missing the government entity.	11/28/2016: please see attached
11/28/2016: Audit review of revised CD includes payee to fees in Sections F, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a Fitch 'B'.  Condition cleared.

300217879	9b9eb6f8-2ca5-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Cash to Close Disclosure under Costs at Closing section (Page 1) do not match Cash to Close Disclosure under Calculating Cash to Close section
The Cash to Close under the Cost at Closing section on page 1 of the Post Consummation CD issued xxxxxxxx does not match the Cash to Close under Calculating Cash To Close Section on page 3. If a post consummation CD is provided to correct a numerical or non-numerical defect, per regulation § 1026.19(f)(2)(v), the creditor must deliver or place it in the mail no later than 60 calendar days after consummation
11/28/2016: please see attached
11/28/2016: Audit review of revised CD, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'. Condition cleared.

300217879	93f1e01b-1ba5-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	General Compliance Exception
The Appraisal Fee in section B of the Closing Disclosure does not reflect the name of the service provider.  Additionally, the Appraisal Fee of $XXX reflected in section B of the final Closing Disclosure was not accurately disclosed.  According to the invoice provided in the file, the Appraisal Fee was xxxx and the Appraisal Management Fee was xxxx.  This breakdown must be reflected in section B of the Closing Disclosure.  Please note that a letter of explanation to the borrower must also be issued.
11/28/2016: Audit consulted with Compliance, and has determined that the finding is invalid. Condition rescinded.
300217879	4cba4153-1aa5-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The credit report fee in section B of the final Closing Disclosure is missing the name of the service provider.
11/07/2016:  A Post Closing CD provided in the file reflects the service provider for the credit report fee. A letter to the borrower was also provided in the loan file. Loan will be rated a B for all agencies.

300223037	f5d91486-25ee-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		02/09/2017: A CDA report reflecting a value $1,240,000 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
300223037	72dd94bc-9a10-4429-875b-688bd2c4e3a5	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated xxxxx reflected a Credit Report Fee of xxxx and there was no resulting CoC for any subsequent disclosures.  The final CD reflects a Credit Report Fee of xxxx.  This fee is in a 0% tolerance section. Lender tolerance cure of xxxx is required.
02/08/2017: The Final CD provided in the loan file reflects a tolerance cure of xxxx, which is sufficient. Loan will be rated a B for all agencies.
300223037	38ad11ba-25ee-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE dated xxxxxxx is missing the lender's e-mail and phone number under the section, Additional Information About This Loan.		02/08/2017: This finding is not material. Loan will be graded a B for all agencies.
300223037	15b4b299-157f-4aaf-b4ae-29c41acb1f5b	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Credit Report Fee reflected in section B of the final Closing Disclosure reflects the fee being reimbursed to the broker and does not reflect the name of the actual payee.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.
02/13/2017: see attached
02/13/2017: Audit review of revised CD includes payee to all fees in Section B, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'.

300226673	08e9f058-39ac-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the file.		11/23/16: CDA reflecting a value of $1,100,000.00 which is a -0.0% variance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.18%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 712; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 22.30 months reserves

300226673	b222b8b0-12ad-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	File is missing the Broker Affiliated Business Disclosure. If the broker is not affiliated with any other businesses, please provide an attestation stating such.		11/23/16: Lender provided the broker's attestation regarding no affiliates. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.18%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 712; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 22.30 months reserves

300226673	8a3ee1cb-12ad-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Closing Disclosure / CD Not in File	Missing Initial CD. E-Disclosure Tracking Summary reflects Closing Disclosure was distributed and e-signed on XX/XX/XXXX, however this CD was not provided in the loan file.		11/23/16: Lender provided the initial CD dated XX/XX/XXXX with e signatures. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.18%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 712; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 22.30 months reserves

300226673	b2701792-2794-4705-90a5-4708115c23f4	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)
Evidence of borrower's receipt of initial CD 3 days prior to consummation was not provided. The initial CD is not dated within 3 days of the consummation date.  When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met.  E-Disclosure Tracking Summary provided in file reflects Initial CD was sent to borrower on xxxxxxx, however there is no evidence of the Initial CD dated XX/XX/XXXX in the file.
															11/29/2016: please see attached	11/29/2016: Audit reviewed missing CD, and has determined that documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.18%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 712; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 22.30 months reserves

300226673	649a5c39-f5a4-460c-aa0f-4f4487ef5625	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee was not reflected in section B of the Closing Disclosure despite evidence of a credit report in the file.  The Credit Report Fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.  Additionally, The Title – Premium For Lender’s Coverage and the Title – Settlement or Closing Fee are reflected I section B of the final Closing Disclosure.  The borrower shopped for their own title service provider and did not use the provider on the WLSP.  The title service provider fees should be listed in section C of the CD.  Please note that a letter of explanation to the borrower must also be issued.
12/08/2016: please see the attachment that was uploaded. 11/29/2016: please see attached
12/08/2016: Audit review of revised CD reflects Credit Report fee in Sections B as "paid by others", and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'.  Condition cleared.11/29/2016: Audit reviewed initial CD reflecting Credit Report fee, however Final and Post Closing CD are missing said fee. Provide revised CD with credit report fee, Notification to borrower and evidence of shipping. Condition remains.  11/17/2016:  A Post Close CD provided in the file reflects the title fees in section C.  A letter was also provided to the borrower, however the Credit Report Fee must still be disclosed or an attestation provided.  Loan will be rated a B for all agencies.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.18%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 712; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 22.30 months reserves

300226673	4cb668c3-12ad-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.
The service provider list in file is an old RESPA service provider list and does not list the individual "services" associated with each provider. It is not the service provider list that is under form H-27 in the rule. The WLSP is itself a violation and it is confusing to consumers because it has text that relates to the GFE.
11/17/2016: Audit calculated section C fees and are within 10% tolerance for worst case scenario. Loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.18%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 712; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 22.30 months reserves

300226673	532259b9-12ad-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE is missing the lender's e-mail or phone number under the section, Additional Information About This Loan.		11/17/2016: This finding is not material. Loan will be graded a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.18%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 712; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 22.30 months reserves

300226673	91c6d1d9-22ac-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Assessor's Parcel Number is not consistent between Appraisal, Title, and/or Mortgage.	The Appraisal and the Mortgage reflect different parcel numbers.	11/29/2016: please see attached
11/29/2016: Audit reviewed the Letter of Intent to re-record the Mortgage with corrected APN upon receipt back from the county, and has determine that the documentation submitted is deemed acceptable. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.18%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 712; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 22.30 months reserves

300223574	abee119f-06c2-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	General Compliance Exception
The LE's in the loan file were not E Consented or acknowledged by all vested parties to the transaction.  Rescindable transactions required that all parties with vested interest in the property receive a copy of the disclosures.

12/28/2016:  In rescindable transactions, only the CD is required to be given to each consumer who has the right to rescind per TILA Commentary 1026.17(d)(2). The LE may be given but is not required. TILA Commentary 1026.17(d)-2 Multiple consumers. When two consumers are joint obligors with primary liability on an obligation, the disclosures may be given to either one of them. If one consumer is merely a surety or guarantor, the disclosures must be given to the principal debtor. In rescindable transactions, however, separate disclosures must be given to each consumer who has the right to rescind under §1026.23, although the disclosures required under §1026.19(b) need only be provided to the consumer who expresses an interest in a variable rate loan program. When two consumers are joint obligors with primary liability on an obligation, the early disclosures required by §1026.19(a), (e), or (g), as applicable, may be provided to any one of them. In rescindable transactions, the disclosures required by §1026.19(f) must be given separately to each consumer who has the right to rescind under §1026.23. In transactions that are not rescindable, the disclosures required by §1026.19(f) may be provided to any consumer with primary liability on the obligation. See §§1026.2(a)(11), 1026.17(b), 1026.19(a), 1026.19(f), and 1026.23(b). "

12/16/2016: Audit reviewed "Disclosure History", and has determined that the non-borrowing spouse did not acknowledged the LE. The LE's provided within the loan file were e-signed by the borrower only. Reg Z, Section 1026.19(e)&(f) state that the disclosures must be provided to each "consumer" on the loan. Reg Z, Section 1026.2(a)(11) defines a "consumer" for purposes of rescission under 1026.15 and 1026.23 to include a natural person in whose principal dwelling a security interest is or will be retained or acquired, if that person's ownership interest in the dwelling is or will be subject to the security interest. Therefore, non borrowing spouse is required to sign or acknowledge the LE. Condition remains. 12/28/2016:  12/28/2016:  On a rescindable transaction, the LE may be signed by any one or more of the consumers and acknowledged by the same.  The CD must be delivered to each consumer who has the right to rescind (borrower and non-borrowers).  Therefore, non-borrowing spouse does not need to acknowledge LE's.  Condition rescinded.

300223574	a84a8ec8-8bc1-e611-86eb-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The Final Closing Disclosure Contact Information section is incomplete. The License Number of the Settlement Agent is missing. A LOE regarding the errors is required as well.		12/13/2016: A Post Close CD in the loan file reflects the license numbers as well as a LOE. Condition cleared. Loan will be graded a B for all agencies
300223574	fb0909d3-8bc1-e611-86eb-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in file.	12/15/2016: CDA	12/15/2016: A CDA report reflecting a value $1,120,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
300223574	4ce461c0-8bc1-e611-86eb-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE dated xxxxxxx is missing the lender's e-mail or phone number under the section, Additional Information About This Loan		12/13/2016: The finding is non material. Loan will be graded a B for all agencies.
300223574	8b16b205-07c2-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing E Consent Disclosure
Missing the non-borrowering spouses Consent to Receive Communications Electronically.  Provide E Consent disclosure for the non-borrowering spouse.  The Tracking Disclosure in the loan file reflects the non-borrowering spouse E Consented documents however; the E Consent Disclosure is missing from the loan file.
12/28/2016: Our forms vendor, Docutech, requires that e consent be given prior to reviewing docs - see attached sample.
01/16/2017:  Per Compliance, only need some evidence the borrower has consented and is receiving and accessing disclosures electronically. This can be satisfied with an electronic log showing the disclosures, when they were provided and when the borrower accessed them.  We do not need to review the disclosure its self for the timing and content among other E Sign requirements.  Condition cleared.01/16/2017:  Pending Compliance review12/16/2016: Audit reviewed "Disclosure History" (p470), and has determined that the non-borrowing spouse acknowledged several CD's via "e-sign". Therefore, an E-Consent is required by the non-borrowing spouse to validate the Disclosure History and receipt of the CD’s. Condition remains. 12/28/2016:  Lender provided a copy of a general "Consent to Receive Electronic Loan Documents," however it is not specific to the non-borrowing spouse.  Condition remains.

300223050	dc4d8c5b-67c1-e611-86eb-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.
The service provider list in file is an old RESPA service provider list and does not list the individual "services" associated with each provider. It is not the service provider list that is under form H-27 in the rule. The WLSP is itself a violation and it is confusing to consumers because it has text that relates to the GFE.
12/13/2016: Audit calculated section B fees and are within 10% tolerance for worst case scenario. Loan will be rated a B.
300223050	5f4030a4-223f-49de-a596-c167faabb9fa	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Origination Charges - Section A	Undewriting fee of xxxxx shows paid by borrower on the final CD, corrected on the post close CD to show paid by Lender xxxx.		12/13/16: Cured post close, loan will be graded a B.
300223050	3b29fa2b-75c1-e611-86eb-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	General Compliance Exception
On the final CD, the remaining rate credit and Principal Reduction-Excess Rate Credit should be disclosed in Section J.  Proper disclosure of credits is referenced in 1026.38(h)(3). Please provide a letter of explanation to the borrower, corrected CD, and evidence of delivery(if refund).
12/16/2016: Received post consummation CD with principal Reduction is Payoffs and Payments section, explanation letter and air bill. Condition cleared.
300223050	58121352-6e56-463b-8493-b337d18f3000	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	Title fees on the final CD show paid by borrower, on the corrected CD post close, show paid by Lender.		12/13/16: Cured post close, loan will be graded a B.
300223050	a9ab36aa-67c1-e611-86eb-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the file.		12/16/2016: CDA provided reflecting a value of $1,095,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300224926	4e358b76-0fb7-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Origination Charges - Section A
Compensation to a third party loan originator from both the consumer and the creditor in the transaction is prohibited under 1026.36(d)(2). Ref: 1026.38(f)(1)-2. Borrower paid an Origination fee of $XX.XX.  Refund to cure required of xxxxx.  File contains a signed Borrower Loan Option form in which Lender-Paid Broker Compensation was selected.
12/09/2016: please see attached
12/09/2016: Audit reviewed revised CD, and has determined that sufficient evidence was submitted that verified no violation for dual compensation was reflected on the CD. A revised CD, Notification of the error (i.e., the letter to borrower), compensation breakdown and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'. Condition cleared.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80.00%, loan qualified with CLTV of 74.59%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.10%.; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 760.

300224926	a6ab531e-4b29-4202-8bc2-85654d6378db	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	The WLSP corresponding to the initial LE dated xxxx is invalid. The service providers are listed along with the amount of charges that do not correspond to the LE.
12/09/2016: We believe the form provided is in compliance with the requirement. When providing a service provider list to allow a borrower to shop, there are two specific requirements that must be met:1 ) at least one available service provider must be listed for each service; and 2) the service provider list states that the consumer may choose a different provider than that listed. The service provider list for this loan meets both of those criteria. Please note that the model form outlined in H-27 is not mandatory. The services listed are readily identifiable as title services which encompass all of the fees that title companies typically charge which are listed in detail on the LE.

12/09/2016: Audit reviewed LE and CD, and has determined that the LE and CD listed title fees in section C. Title company is not on the WLSP. No tolerance issue noted between LE and CD, condition cleared.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80.00%, loan qualified with CLTV of 74.59%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.10%.; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 760.

300224926	92e55660-00b7-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE dated XX/XX/XXXX is missing the lender's e-mail or phone number under the section, Additional Information About This Loan.		11/30/2016: This finding is non material. Loan will be graded a B for all agencies.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80.00%, loan qualified with CLTV of 74.59%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.10%.; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 760.

300224926	cb036076-00b7-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in file.		12/05/16: CDA reflecting a value of $850,000.00, which is a -0.0% variance. Condition Cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80.00%, loan qualified with CLTV of 74.59%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.10%.; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 760.

300224926	67d7c59f-0fb7-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
Final CD in file is missing the credit report cost.  All loan costs associated with the transaction need to be listed regardless of who pays the fee. 1026.38(f).  Under the master heading “Closing Cost Details” with columns stating whether the charge was borrower-paid at or before closing, seller-paid at or before closing, or paid by others, all loan costs associated with the transaction, listed in a table under the heading “Loan Costs.” The table shall contain the items and amounts listed under four subheadings, described in paragraphs (f)(1) through (5) of this section.
12/09/2016: please see attached
12/09/2016: Audit review of revised CD reflects Credit Report (Sec B) as "paid by others", Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'. Condition cleared.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80.00%, loan qualified with CLTV of 74.59%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.10%.; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 760.

300224926	b2f0cc76-90a2-4bb6-9cc7-1d2ea63cd364	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)
Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation.  The initial Closing Disclosure is dated XX/XX/XXXX  When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met.

12/15/2016: please see attached12/13/2016: the loan closed on XX/XX/XXXX. so the disclosure history that I highlighted for XX/XX/XXXX is for the at least 3 day prior to consummation...not sure what you mean.

12/15/2016: Audit reviewed initial CD, and has determined that the E-tracking document indicates the borrower esigned on 10/28/2016. The electronic log showing the disclosures, when they were provided and when the borrower accessed them, and has determined that sufficient evidence was provided reflecting initial CD was viewed and acknowledged at least 3 days prior to consummation. Condition cleared. 12/13/2016: Audit reviewed Lender Rebuttal, as well as Disclosure History, and has determined that the initial CD reflected on said history was not provided within the loan file. Provide initial CD dated XX/XX/XXXX. Condition remains. 12/7/2016: E-tracking document indicates the borrower esigned on XX/XX/XXXX this cannot be used as evidence of the borrowers receipt of the initial closing disclosure within 3 business days prior to consummation as the esign date is prior to the date of the document of XX/XX/XXXX . Condition remains.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80.00%, loan qualified with CLTV of 74.59%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.10%.; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 760.

300224926	19b90dde-1eb7-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Sufficient RESPA Cure provided on HUD-1	Closing Disclosure indicates a tolerance cure in the amount of $XX.XX. The final CD reflects a Recording Fee of $XX.XX And the most recent LE shows $XX.XX		11/30/16: Cured post close. Loan will be graded a B.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80.00%, loan qualified with CLTV of 74.59%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.10%.; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 760.

300224926	7e2f45b7-2db7-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing LOE
Only one 30 day (1x30) late payment eligible on major adverse credit in the last 24-months on revolving or installment accounts. Borrower must provide letter of explanation for late payment on any revolving or installment account within the past 24-months. File is missing the an LOE for the late payment shown on the co borrower's credit report. Additional conditions may apply.
															12/15/2016: The 1 x 30 was in 2/14 and over 24 months ago. Please rescind this condition. Thanks.	12/15/2016: Audit re-analyzed credit report, and concurs with the Lender Rebuttal. The derogatory account was late in XX/XX/XXXX which is over 24 months. Condition rescinded.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80.00%, loan qualified with CLTV of 74.59%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.10%.; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 760.

300331363	e00dcddd-9bfa-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Purchase Contract	Purchase Contract was not provided in the file.	03/02/2017: please see attached02/28/2017: please see attached
03/02/2017: Audit reviewed executed Purchase Contract, and has determined that the documentation submitted are deemed acceptable. Condition cleared.02/28/2017: Audit reviewed documentation downloaded, and has determined that the documents were for a different borrower. Condition remains.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 793; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 98.40 months reserves; Years Self Employed Borrower has 20 years Self Employed

300331363	da451060-719a-469c-aa7d-1531fcb01006	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Credit Report in section B of the final Closing Disclosure reflects reimbursement to the broker and does not reflect the name of the payee.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.

02/24/2017:  A Post Close CD was provided in the file reflecting the payee for the Credit Report.  A letter of explanation to the borrower along with proof of delivery was also provided in the file.  Condition Cleared.  Loan will be graded a B for all agencies.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 793; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 98.40 months reserves; Years Self Employed Borrower has 20 years Self Employed

300331363	344c8459-9cfa-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.	02/27/2017: CDA	02/27/2017: A CDA report reflecting a value $580,000 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 793; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 98.40 months reserves; Years Self Employed Borrower has 20 years Self Employed

300331363	4abf30d3-eff9-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE dated XX/XX/XXXX Is missing the Lender's email and phone number under the section, Additional information about this loan		02/23/2017 This finding is not material. Loan will be graded a B for all agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 793; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 98.40 months reserves; Years Self Employed Borrower has 20 years Self Employed

300331363	83916247-9efa-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	General Compliance Exception
Final settlement statement in file indicates a cash to close of $XXX,XXX.XX vs the post close CD which reflects a cash to close of $XXX,XXX.XX with a discrepancy of $XXX.XX.  Provide explanation for the discrepancy.
03/02/2017: please see attached revised CD
03/02/2017: Audit compared the Final Settlement Statement and Post Closing CD, and has determined that Final Settlement Statement ($XXX,XXX.XX) and Post Closing CD ($XXX,XXX.XX) reflect the same cash to close. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 793; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 98.40 months reserves; Years Self Employed Borrower has 20 years Self Employed

300331363	1ef0423f-eff9-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
The property taxes in section X of the final closing Disclosure is missing the government entity.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.

02/23/2017: A Post Close CD provided in the file reflects the government entity for the property taxes. A letter of explanation to the borrower along with proof of delivery was also provided in the file.  Condition Cleared.  Loan will be graded a B for all agencies.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 793; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 98.40 months reserves; Years Self Employed Borrower has 20 years Self Employed

300225030	529e5681-84b1-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in file.	12/01/2016: CDA	12/01/2016: A CDA report reflecting a value $890,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
300225030	bbfc7286-75b5-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Credit Report fee in section B of the final Closing Disclosure is missing the name of the service provider.		12/05/16: Lender provided the corrected CD within 60 days of consummation, LOE to the borrower, and evidence of mailing. Condition cleared.
300225030	35ab375d-94b1-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Incorrect disclosure of Origination Charges - Section A
Compensation to a third party loan originator from both the consumer and the creditor in the transaction is prohibited under 1026.36(d)(2). Ref: 1026.38(f)(1)-2. Borrower paid an Origination fee of xxxxx.  Refund to cure required of xxxx.  File contains a signed Borrower Loan Option form in which Lender-Paid Broker Compensation was selected.
															12/01/16: See revised CD and Job Aid.	12/05/16: Lender provided the corrected CD within 60 days of consummation, LOE to the borrower, and evidence of mailing. Condition cleared.
300225030	6a89a3e1-92b1-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Closing Disclosure document error
1026.38(g)(2) PREPAIDS. Under the subheading "Prepaids" and in the applicable column as described in paragraph (g) of this section, an itemization of each amount for charges described in § 1026.37(g)(2), the name of the person ultimately receiving the payment or government entity assessing the property tax, provided that the person ultimately receiving the payment need not be disclosed for the disclosure required by § 1026.37(g)(2)(iii) when disclosed pursuant to this paragraph, and the total of all such itemized amounts that are designated borrower paid at or before closing
12/05/16: Lender provided the corrected CD within 60 days of consummation, LOE to the borrower, and evidence of mailing. Condition cleared.
300225030	6a3b512a-ac47-4e0f-b544-cf8e3c37c21a	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Naming Convention in Services Borrower DID NOT SHOP Fee - Section B in C.D. is not consistent	The CD reflects Title-Courier/Wire/E-Mail Fee and the LE dated xxxx reflects Title-Lender's Title Insurance. The naming convention is not consistent.		12/05/16: Lender provided the corrected CD within 60 days of consummation, LOE to the borrower, and evidence of mailing. Condition cleared.
300225030	77af7a56-95b1-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Funding occurred before RTC Expiration Date	The Funding occurred on xxxxxxx while the Right to Cancel expiration was on xxxxxxxx.		11/23/2016: A Post Close CD in the loan file reflects the disbursement date as xxxx. This finding was cleared. Loan will be graded a B for all agencies.
300225030	a22c6b89-84b1-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE dated xxxxx is missing the lender's e-mail or phone number under the section, Additional Information About This Loan.		11/23/2016: This finding is non material. Loan will be graded a B for all agencies.
300224506	38fdd44b-dbb0-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE is missing the lender's e-mail or phone number under the section: Additional Information About This Loan.		11/23/2016: This is a non-material issue. The loan will be rated a B for all agencies.
300224506	376d30b1-cb2a-4984-8b3d-ecfcb47ede66	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Waiver by borrower of C.D. timing requirement not properly documented for APR variance (Over disclosed)	LE APR of 4.04% is based on a xxxxx Loan amount at a xx rate. Final CD APR is xxx% based on a loan amount of xxxxxxx at a xxx% rate.		11/23/2016: Over-disclosure of APR is considered a non-material finding. Loan will be graded a B for all agencies.
300224506	758c5a21-d71c-43ae-9337-3c05b8cf6e30	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	APR on Final Closing Disclosure is inaccurate in relation to previous Initial disclosure(s) – no evidence of further re-disclosure in file (APR < 0.125 variance – Over disclosed)
LE APR of xx% is based on a xxxxxxxx Loan amount at a xx rate. Final CD APR is xxxx% based on a loan amount of xxxxxx at a xxx% rate. (Broker's LE APR of xxxxx% is based on a xxxxxx loan amount at a xxx% rate)
11/23/2016: Over-disclosure of APR is considered a non-material finding. Loan will be graded a B for all agencies.
300224506	7c5416c6-e1b0-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.		11/30/2016: CDA provided reflecting a value of $1,100,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300224506	39fdd44b-dbb0-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Loan Estimate / LE Not in File
Missing LE reflecting increase in Loan amount from xxxxxxx to xxxxxxxx and increase in Property value from xxxxx to xxxxxxx. File contains a Change of Circumstance, dated xxxxxxx, reflecting the Appraised value increase.
12/07/2016: An LE was not required as redisclosure is only required to reset tolerance baselines - per TILA 1026. 19(e)(3)(iv).
12/07/2016: Audit consulted with Compliance, and has determine that a re-disclosure is not required for a loan amount change, unless that loan amount change caused increase in fees, that requires re-disclosure and if an increase above tolerance. Condition cleared.  12/07/2016:  E-mailed Compliance

300224506	65a75724-fc4a-498c-9cbb-dcce7c874f4c	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error
The final Closing Disclosure Contact Information section is incomplete. Lender: The CO license ID, Contact license ID and Lender's email are missing. Broker: Contact license ID is missing. Settlement: Contact License ID is missing. A letter of explanation to the borrower must also be issued.

Disagree - This condition should be cleared per XXXX xxx email which states "We only need one specific contact from the either lender or broker. If any lender info is missing like the phone number, then this is non-material B grade with the exception of missing NMLS or licensing which is consider a material exception."

12/6/2016: Per the initial and final CD reviewed, the lender's phone # and NMLS ID was provided, no additional information is required from the lender as the loan is brokered, also the broker's NMLS ID and the settlement agents state license ID was provided, no further information is required. Condition rescinded.

300224506	6d96f803-e0b0-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Changed Circumstance form	LE dated xxxxx has a loan amount of xxxxxxxxx. Final CD reflects a loan amount of $XXX,XXXX with no corresponding Change of Circumstance form.	12/07/2016: An LE was not required as redisclosure is only required to reset tolerance baselines - per TILA 1026. 19(e)(3)(iv).
12/07/2016: Audit consulted with Compliance, and has determine that a re-disclosure is not required for a loan amount change, unless that loan amount change caused increase in fees, that requires re-disclosure and if an increase above tolerance. Condition cleared.

300225202	2383fbc4-3bb7-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
The final Closing Disclosure Section H, HOA and Survey Fee is missing paid to company names. The name should be of the person/entity ultimately receiving the payment. Payee listed is the title company. Please provide a corrected CD,LOE, within 60 days of consummation. Additional conditions may apply.

12/14/2016:  Received post consummation CD, explanation letter and air bill.  HOA dues in Section H have been corrected to reflect Secure Doc Storage with the payee.  Condition cleared.12/7/2016: A post close CD along with LOE and shipping label was provided to indicate the payee for the survey fee, the payee for the HOA Dues was not corrected, the title company is still reflected as the payee for the HOA Dues. Condition remains.

300225202	c9ff6116-6db6-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in file.		12/7/2016: CDA provided reflecting reconciled value of $604,000 at 0% variance is deemed acceptable. Condition cleared.
300225202	32696f29-6db6-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE dated XX/XX/XXXX is missing the lender's e-mail or phone number under the section, Additional Information About This Loan.		11/29/2016: This finding is non material. Loan will be graded a B for all agencies.
300225202	d7a4d935-6927-4250-9efa-7ac01773d2f8	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Lender Credits on Final Closing Disclosure at closing is inaccurate in relation to previous Initial disclosure(s)
The Loan Estimate reflects a Lender Credit in the amount of $XX.XX. The lender credit decreased to $XX.XX on the final Closing Disclosure with no indication of a valid COC to account for the $XX.XX decrease in the credit.

12/7/2016: Decrease is due to lock extension and relock which reduced the credit by $XX.XX (loan amount of XXXXX VS XX% xxxx% = XX.XX). The associated lock confirmations and redisclosed CDs were provided in the loan file.

12/7/2016: A review of the revised lock confirmation indicated a decrease in lender credit. The lender credit of $XX.XX on the final closing disclosure matched the amount on the lock confirmation, the lock confirmation is considered a COC . Condition rescinded.

300295942	8e22e80a-40c6-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the file.		12/20/2016: A CDA report dated 10/18/2016 reflect the value of $1,800,000 with a 0% variance of appraisal value. Condition cleared.
 FICO is higher than guideline minimum Guidelines allow 700 FICO score, the borrowers is 784; No Mortgage Lates Borrowers have over 69 months mortgage history with no late payments; Reserves are higher than guideline minimum Guidelines require 6 months PITI for the subject loan, the borrowers have 64 months

300295942	732599f6-d7cd-4e45-b81c-794a0fcde24e	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure dated xxxxxx Contact Information section is incomplete. The Name of the Lender is missing and the State License is missing for the Settlement Agent.		12/20/2016: A Post Close CD in the loan file reflects the license number with LOE and confirmation of delivery. Condition cleared. The loan will be rated a B for all agencies.
 FICO is higher than guideline minimum Guidelines allow 700 FICO score, the borrowers is 784; No Mortgage Lates Borrowers have over 69 months mortgage history with no late payments; Reserves are higher than guideline minimum Guidelines require 6 months PITI for the subject loan, the borrowers have 64 months

300295942	cdd7cd24-4719-4b4d-b375-29715d31811b	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	Missing ""valid"" WLSP. The WLSP does not contain the verbiage for the borrower to compare the fee on the WLSP to the section C fees on the LE.		12/20/2016: Audit calculated section C fees and are within 10% tolerance for worst case scenario. Loan will be rated a B for all agencies.
 FICO is higher than guideline minimum Guidelines allow 700 FICO score, the borrowers is 784; No Mortgage Lates Borrowers have over 69 months mortgage history with no late payments; Reserves are higher than guideline minimum Guidelines require 6 months PITI for the subject loan, the borrowers have 64 months

300295942	ee57ca56-40c6-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure for the broker. If the broker is not affiliated with any other businesses, please provide an attestation stating such.	12/28/2016: please see attached	12/28/2016: Audit review of lender attestation statement regarding "Broker has no Affiliated Businesses" is deemed acceptable, condition cleared.
 FICO is higher than guideline minimum Guidelines allow 700 FICO score, the borrowers is 784; No Mortgage Lates Borrowers have over 69 months mortgage history with no late payments; Reserves are higher than guideline minimum Guidelines require 6 months PITI for the subject loan, the borrowers have 64 months

300295942	e1006270-4df6-476a-916b-78bd95f5037c	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.	The LE dated xxxx reflects a Credit Report fee of xx0 with no resulting CoC for any subsequent disclosures. The final CD reflects the Credit Report fee of xxx resulting in a xxxx refund due for cure.		12/20/2016: RESPA charge cure of xxxx for Credit Report is on the final CD. The loan will be rated a B for all agencies.
 FICO is higher than guideline minimum Guidelines allow 700 FICO score, the borrowers is 784; No Mortgage Lates Borrowers have over 69 months mortgage history with no late payments; Reserves are higher than guideline minimum Guidelines require 6 months PITI for the subject loan, the borrowers have 64 months

300295942	ff9ec684-33c7-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE is missing the lender e-mail address and phone number under the section, Additional Information About This Loan.		12/20/2016: This is non-material. The loan will be rated a B for all agencies.
 FICO is higher than guideline minimum Guidelines allow 700 FICO score, the borrowers is 784; No Mortgage Lates Borrowers have over 69 months mortgage history with no late payments; Reserves are higher than guideline minimum Guidelines require 6 months PITI for the subject loan, the borrowers have 64 months

300295942	5c8a192d-9443-4827-afaf-5bc2e69fd617	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)
The Credit Report fee in section B of the final Closing Disclosure reflects the payee as "reimburse" and not the actual service provider. Please provide a LOE and confirmation of delivery to the borrower.
12/20/2016: A Post Close CD in the file reflects the service provider with LOE and confirmation of delivery. The loan will be rated a B for all agencies.
 FICO is higher than guideline minimum Guidelines allow 700 FICO score, the borrowers is 784; No Mortgage Lates Borrowers have over 69 months mortgage history with no late payments; Reserves are higher than guideline minimum Guidelines require 6 months PITI for the subject loan, the borrowers have 64 months

300255240	22549189-3d0e-47a9-bbef-168e565e5a8a	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The NMLS License Number and/or State License number of the Settlement Agent is missing.		12/2/2016: A Post Close CD reflects the license number. Condition cleared. The loan will be rated a B for all agencies.
300255240	8d430975-14b8-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE is missing the lenders' email and phone number under the section: Additional Information About This Loan		2/2/2016: This is a non-material issue. The loan will be rated a B for all agencies.
300255240	6ec09b6b-8dc2-4a47-9e8f-127ff80f0d0f	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing seller’s Closing Disclosure	Missing Seller's CD	12/09/2016: Seller CD	12/09/2016: Audit review of executed Seller's CD documentation submitted is deemed acceptable. Condition cleared.
300255240	96433941-c61c-4cc6-9daa-1faabfd8a363	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects an Appraisal fee of $XXX with no resulting COC for any subsequent disclosures. The Final CD reflects an Appraisal  fee of $XXX and a Final Inspection fee of $XXX resulting in a $XXX refund due to Borrower to cure.
12/2/2016: Lender provided a $XXX credit to cure- per Final CD. Condition cleared. The loan will be rated a B for all agencies.
300255240	7f5c386b-12b8-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file	12/09/2016: CDA	12/09/2016: A CDA report reflecting a value $1,250,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
300224505	ddc30e97-b0b1-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing income documentation	Missing the Year-to-date pay stub, documenting 30 days of income, up through and including the most current pay period at the time of application and not earlier than 90 days prior to the Note date.	12/08/2016: we have a full WVOE in the file upload. We take this as a stand alone. Can you please look into this further ?12/01/2016: please see attached
12/08/2016: Audit reviewed the Lender Rebuttal, and has determined that the WVOE documenting YTD income, up through and including the time of application and less than 90 days prior to the Note date was provided. Documentation submitted is deemed acceptable. Condition cleared.   12/01/2016: Audit reviewed income documentation, and has determined that the paystubs do NOT meet guideline requirements. Last paystub submitted is dated xxxxx through xxxxx, the application date is xxxxxx. Provide a Year-to-date pay stub, documenting 30 days of income, up through and including the most current pay period at the time of application and not earlier than 90 days prior to the Note date. Condition remains.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 777; LTV is lower than guideline maximum UW Guides maximum LTV of 70.00%, loan qualified with CLTV of 41.09%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 94 months reserves

300224505	464f9670-afb1-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Evidence of Taxes and Insurance	Missing taxes and insurance for REO	12/01/2016: please see attached supplement that states the mortgage payment includes taxes and insurance
12/01/2016: Audit reviewed Supplemental Report, and has determined that the taxes and insurance are included within the monthly mortgage payment. Documentation submitted is deemed acceptable. Condition cleared.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 777; LTV is lower than guideline maximum UW Guides maximum LTV of 70.00%, loan qualified with CLTV of 41.09%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 94 months reserves

300224505	286c0343-e1b1-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Other Disclosures' section not completed, or completed in error	The final Closing Disclosure Contact Information section is missing the FL License ID and email of the Lender.		11/23/2016: A letter to the borrower dated xxxxx was provided in file. Loan will be rated a B for all agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 777; LTV is lower than guideline maximum UW Guides maximum LTV of 70.00%, loan qualified with CLTV of 41.09%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 94 months reserves

300224505	b50c2211-adb1-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.	12/01/2016: CDA	12/01/2016: A CDA report reflecting a value $1,375,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 777; LTV is lower than guideline maximum UW Guides maximum LTV of 70.00%, loan qualified with CLTV of 41.09%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 94 months reserves

300224505	30356c0a-aeb1-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE is missing the lender's e-mail or phone number under the section: Additional Information About This Loan.		11/23/2016: Non-Material finding. Loan will be rated a B for all agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 777; LTV is lower than guideline maximum UW Guides maximum LTV of 70.00%, loan qualified with CLTV of 41.09%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 94 months reserves

300224505	dc5d7c9c-fc02-464f-a753-7143049af281	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Lender Credits on Final Closing Disclosure at closing is inaccurate in relation to previous Initial disclosure(s)
The LE reflects a lender credit in the amount of xxxx.  The lender credit decreased to xx on the final CD with no indication of a valid COC to account for the xxxx decrease in the credit. Final CD reflects xxxxxx in Lender paid fees.

12/08/2016: The reason for the discrepancy is due to (1) we lump summed the lender credit on the LE and itemized on the CD and (2) the xxx & xxx COCs to change the program and rate which were provided in the loan file.

12/08/2016: Audit re-analyzed all Rate Lock Confirmations within the loan file, and has determined that sufficient evidence was provided for lock extensions and program changes, therefore no refund is required. Documentation, for Lender Credit, provided within the loan file is deemed acceptable, condition cleared.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 777; LTV is lower than guideline maximum UW Guides maximum LTV of 70.00%, loan qualified with CLTV of 41.09%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 94 months reserves

300226300	f1bf1a4a-47b7-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE dated xxxxx is missing the lender's phone number under the section, Additional Information About This Loan.		11/30/2016: This finding is not material. Loan will be graded a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 11.66%.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 72.90 months of reserves; Years on Job Borrower has 5.6 years on job pe WVOE

300226300	547449d6-47b7-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Closing Disclosure document error
Compensation to a third party loan originator from both the consumer and the creditor in the transaction is prohibited under 1026.36(d)(2). Ref: 1026.38(f)(1)-2. Borrower paid an Origination fee of xxxxx. Refund to cure required is xxxx. File contains a signed Borrower Loan Option form in which Lender-Paid Broker Compensation was selected.
															12/05/16: See attached revised CD and job aid.	12/05/16: Lender provided the corrected CD within 60 days of consummation, LOE to the borrower, and evidence of mailing. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 11.66%.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 72.90 months of reserves; Years on Job Borrower has 5.6 years on job pe WVOE

300226300	e9c45f76-47b7-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Credit Report fee in section B of the final Closing Disclosure is missing the name of the service provider.		11/30/2016: A Post Closing CD provided in the loan file reflects the service provider for the credit report fee. Also provided is a letter to the borrower. Loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 11.66%.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 72.90 months of reserves; Years on Job Borrower has 5.6 years on job pe WVOE

300226300	4c58e230-46b7-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing appraisal completion certificate (442)	Appraisal was done "as is", but the photos included with the appraisal shows some unfinished construction.
12/7/2016: The appraiser stated in his appraisal on page 1 that there were minor interior touch up’s left at the point of inspection. Due to the loan to value, value of the home and this statement from the appraiser, can this condition be cleared? Thanks.

12/29/16: Lender provided the Appraisal Update and/or Completion Report (442) which shows all construction items have been completed. Condition cleared. 12/09/2016: Audit escalated the exception request, and was not approved. Condition will remain as active and loan is rated IVR3 at this time.12/7/2016: Pending exception from the client.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 11.66%.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 72.90 months of reserves; Years on Job Borrower has 5.6 years on job pe WVOE

300226300	37cd9a29-dd25-48a8-997b-31b7f500c3c5	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The License ID of the Settlement Agent is missing.		1/30/2016: A Post Closing CD provided in the loan file reflects the License ID of the Settlement Agent. Also provided is a letter to the borrower. Loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 11.66%.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 72.90 months of reserves; Years on Job Borrower has 5.6 years on job pe WVOE

300226300	35011df7-45b7-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		12/05/16: CDA reflecting a value of $1,100,000.00 which is a -0.0% variance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 11.66%.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 72.90 months of reserves; Years on Job Borrower has 5.6 years on job pe WVOE

300226300	ce642326-41b7-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Assessor's Parcel Number is not consistent between Appraisal, Title, and/or Mortgage.	Assessor's Parcel Number on the appraisal does not match the mortgage and the title.	12/12/2016: see attached	12/12/2016: Audit reviewed revised Appraisal with corrected APN, and has determined that documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 11.66%.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 72.90 months of reserves; Years on Job Borrower has 5.6 years on job pe WVOE

300257712	9d7537c0-bac3-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
CD is missing number of months Taxes paid in Section F. Under 1026.37(g)(2)(i)-(iv) and 1026.38(g)(2) each item must include the applicable time period covered by the amount to be paid by the consumer and the total amount to be paid.
12/16/2016: A Post Close CD in the loan file reflects the Property Taxes payee. Condition cleared. Loan will be graded a B for all agencies.
 CLTV is lower than guideline maximum 55.12% compared to 70% guideline minimum.; DTI is lower than guideline maximum 33.20% compared to 43% guideline minimum. ; FICO is higher than guideline minimum 754 compared to 720 guideline minimum.

300257712	c87c6701-b9c3-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in file.		12/19/16: CDA reflecting a value of $1,270,000, which is a -0.0% variance. Condition Cleared.
 CLTV is lower than guideline maximum 55.12% compared to 70% guideline minimum.; DTI is lower than guideline maximum 33.20% compared to 43% guideline minimum. ; FICO is higher than guideline minimum 754 compared to 720 guideline minimum.

300257712	9341aa7d-19c6-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Hazard Insurance Shortfall
The loan file is missing the Cost Estimator from the insuring company. Hazard Insurance coverage is xxxxxxxx with a XXX% replacement cost for total coverage of $XX.XX; the loan amount is XXXXX resulting in a XXXXX shortfall. Please note that a letter of explanation to the borrower must also be issued
01/10/2017: see attached email from ins co
01/10/2017: Audit reviewed the e-mail confirmation from Insurance carrier submitted, and has determined that a cost estimator was prepared by the borrower's insurance agent. Documentation from the insurance carrier does confirms the coverage amount is at least equal to XXX% of the estimated replacement cost of the home. Coverage is sufficient. Condition cleared.12/30/2016:  Pending exception from Client.

 CLTV is lower than guideline maximum 55.12% compared to 70% guideline minimum.; DTI is lower than guideline maximum 33.20% compared to 43% guideline minimum. ; FICO is higher than guideline minimum 754 compared to 720 guideline minimum.

300257712	5d29cd12-b9c3-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE dated XX/XX/XXXX is missing the lender's e-mail or phone number under the section, Additional Information About This Loan		12/16/2016: The finding is non material. Loan will be graded a B for all agencies
 CLTV is lower than guideline maximum 55.12% compared to 70% guideline minimum.; DTI is lower than guideline maximum 33.20% compared to 43% guideline minimum. ; FICO is higher than guideline minimum 754 compared to 720 guideline minimum.

300257712	28c73245-b64d-47dc-be86-cfba766fff46	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Transfer tax Fees on C.D. exceeds corresponding LE fees (0% Tolerance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects Transfer Taxes of $XX.XX with no resulting COC for subsequent disclosures. The CD dated XX/XX/XXXX reflects taxes in Section E of $XX.XX. Credit report fee of $XX.XX increased to $XX.XX  Refund for cure due of $XX.XX
12/19/2016: Final CD reflects a Lender credit which includes a $XX.XX Credit for increase in closing costs > legal limit. Loan will be graded a B.
 CLTV is lower than guideline maximum 55.12% compared to 70% guideline minimum.; DTI is lower than guideline maximum 33.20% compared to 43% guideline minimum. ; FICO is higher than guideline minimum 754 compared to 720 guideline minimum.

300257712	c5d65540-b9c3-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Credit Report Fee in section B of the Closing Disclosure reflects "reimburse" and does not reflect the name of the payee.		12/16/2016: A Post Close CD in the loan file reflects the Credit Report Fee payee. Condition cleared. Loan will be graded a B for all agencies.
 CLTV is lower than guideline maximum 55.12% compared to 70% guideline minimum.; DTI is lower than guideline maximum 33.20% compared to 43% guideline minimum. ; FICO is higher than guideline minimum 754 compared to 720 guideline minimum.

300262848	a6dd1c4b-0cb8-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE is missing the lender's e-mail or phone number under the section, Additional Information About This Loan.		12/01/2016: Non-Material finding. Loan will be rated a B for all agencies.
300262848	16b67c92-0cb8-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Appraisal Fee and Credit Report Fee in section B of the final Closing Disclosure reflects “reimburse” and does not reflect the name of the payee.		12/01/2016: A Post Closing CD provided in the loan file reflects the payee name for the Appraisal Fee and Credit Report Fee in section B. Loan will be rated a B for all agencies.
300262848	61e92727-0cb8-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.		12/7/2016: CDA provided reflecting reconciled value of $1,200,000 at 0% variance is deemed acceptable. Condition cleared.
300224918	024cec8a-2e04-4357-9365-63202b4ef3d7	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The License Number of the Settlement Agent is missing.		12/02/2016: A Post close CD in the loan file reflects the license ID. Condition cleared. The loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.64%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 800; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 50.90 months reserves

300224918	27a2add2-d2b8-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
All loan costs associated with the transaction need to be listed regardless of who pays the fee. 1026.38(f) Under the master heading “Closing Cost Details” with columns stating whether the charge was borrower-paid at or before closing, seller-paid at or before closing, or paid by others, all loan costs associated with the transaction, listed in a table under the heading “Loan Costs.” The table shall contain the items and amounts listed under four subheadings, described in paragraphs (f)(1) through (5) of this section.  A credit report was in the file.
12/09/2016: please see attached
12/09/2016: Audit review of revised CD reflects Credit Report (Sec B) as "paid by others", Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.64%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 800; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 50.90 months reserves

300224918	5b8458df-d3b8-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report in missing from the loan file.	12/09/2016: CDA	12/09/2016: A CDA report reflecting a value $1,130,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.64%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 800; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 50.90 months reserves

300224918	3d03bb5e-d3b8-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing hazard insurance declaration	The loan file is missing a valid hazard insurance policy declaration dated prior to the Note date. The hazard insurance declaration in the loan file is dated after the Note date.	12/23/2016: please see attached	12/23/2016: Audit reviewed corrected Hazard Insurance Declaration page, and has determined that the effective date reflects same day as Note date and is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.64%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 800; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 50.90 months reserves

300224918	f7fbe114-d3b8-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE is missing the lender's email and phone number under the section, Additional Information About This Loan.		12/02/2016: This is a non-material issue. The loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.64%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 800; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 50.90 months reserves

300224917	c50f3850-6242-4dd3-9bb6-532d1db3e39d	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Finance Charge under disclosed (Exceeds $35 variance/threshold) for Rescindable Transactions	Actual Finance charge is xxxxxxxxxx; the Final Closing Disclosure shows as xxxxxxx, an under disclosure of xxxx	12/19/2016: The AMC fee is not a finance charge. This should be cleared
12/19/2016: Audit consulted with Compliance, and has determined that the finding is invalid. CD reflects the itemization of the Appraisal fee from one lump sum fee to two separate fees. Appraisal Management Fee is NOT a Finance Charge. Condition rescinded.

300224917	6a551e4f-cebb-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report is missing from file.	12/13/2016: CDA	12/13/2016: A CDA report reflecting a value $1,475,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
300224917	a7faab70-22bd-e611-9869-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated xxxxxx does not reflect an Appraisal Management Fee nor a resulting COC for any subsequent disclosure. The CD reflects an Appraisal Management Fee of xxxx.In addition, the LE reflects a xx credit report fee; the Final CD reflects a xxxxx credit report fee resulting in a xxxxx refund due Borrowers to cure. CD states the Lender credit includes xxxx for increase in closing costs above the legal limit. Final CD shows a sufficient tolerance cure in the amount of xxxx. Loan will be graded a B for all agencies.
Final CD shows a sufficient tolerance cure in the amount of xxxx. Loan will be graded a B for all agencies.
300224917	5186351a-cb9e-4b6d-ae3d-62f44722b68a	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Lender Credits on Final Closing Disclosure at closing is inaccurate in relation to previous Initial disclosure(s)
The LE reflects a lender credit in the amount of xxxx. The lender credit decreased to xxxx on the Final CD with no indication of a valid COC to account for the xxxxxx decrease. (File has a COC reflecting the loan amount reduction from xxxxxx to xxxxxx)

12/19/2016: Decrease is due to the xxxxxxx COC for the loan amount decrease and the xxxxxxxx lock extension. Attached is the xxxxxx CD. The xxxx CD and lock confirmations were provided in the loan file.

12/19/2016: Audit review of Rate Lock Confirmation confirms rate lock extension added to pricing, as well as loan amount decrease, therefore no refund is required. Documentation, for Lender Credit, submitted is deemed acceptable, condition cleared.

300224917	fdf2f7a4-a74e-4519-a2e9-63fee020e743	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Borrower paid fee or provided credit card or check (except for the credit report) prior to acknowledgement of intent to proceed.	The Loan Estimate and Intent to Proceed were both signed by the Borrowers on xxxxxxxxx.	12/19/2016: what are you asking for specifically	12/19/2016: Audit re-analyzed LE dated xxxxxxx, no timing requirement issue. Condition rescinded.
300224917	7a144e2d-22bd-e611-9869-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE is missing the lenders' email and phone number under the section: Additional Information About This Loan.
12/19/2016: Disagree as this condition should be cleared per xxxxxx email which states "We only need one specific contact from the either lender or broker. If any lender info is missing like the phone number, then this is non-material B grade with the exception of missing NMLS or licensing which is consider a material exception."

12/19/2016: Audit review of missing LE Contact and/or General Information, other than Lender or Broker NMLS or Settlement Agents license number (if required by State), was corrected on the final CD is a non-material grade B. Loan will be rated a 'B' for all agencies. 12/8/2016: This is a non-material issue. The loan will be rated a B for all agencies.

300224917	95eff586-4293-4f62-b85b-99a37718b789	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Amount Financed over disclosed (Exceeds $35 variance/threshold)	Actual Amount Financed is xxxxxx; the Final Closing Disclosure shows as xxxxx, an over disclosure of xxxx	12/19/2016: The AMC fee is not a finance charge. This should be cleared
12/19/2016: Audit consulted with Compliance, and has determined that the finding is invalid. CD reflects the itemization of the Appraisal fee from one lump sum fee to two separate fees. Appraisal Management Fee is NOT a Finance Charge. Condition rescinded.

300230157	84663ea2-d4c6-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
Final Closing Disclosure incorrectly reflects the closing date as prior to the issuance date and acknowledgement of the document. Final Closing Disclosure incorrectly reflects the disbursement date as prior to expiration of the rescission period and Right-To-Rescind disclosure acknowledged on the same day.

12/20/2016:  The closing date on the CD is the same date as the mortgage and corrected on the Post Close CD.   The ROR end date was corrected as well.  Condition cleared.  The loan will be rated a B for all agencies.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 767; LTV is lower than guideline maximum UW Guides require 80% LTV, loan qualified with LTV of 70.99%; Reserves are higher than guideline minimum UW Guides require #6 months Subject reserves, loan qualified with #3.42 months excess reserves

300230157	5e693318-d4c6-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Review Appraisal Missing – A CDA report was not provided in file		12/20/2016: A CDA report dated 11/11/2016 reflected a value of $667,000 with a 0% variance of appraisal value. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 767; LTV is lower than guideline maximum UW Guides require 80% LTV, loan qualified with LTV of 70.99%; Reserves are higher than guideline minimum UW Guides require #6 months Subject reserves, loan qualified with #3.42 months excess reserves

300230157	910e255b-9ba2-4a7b-9d7f-f5ab03fd53b6	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The License Number of the Settlement Agent is missing. Please provide a LOE to the borrower and confirmation of delivery.		12/20/2016: A Post close CD in the loan file reflects the License number, LOE and confirmation of the delivery to the borrower. Condition cleared. The loan will be rated a B for all agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 767; LTV is lower than guideline maximum UW Guides require 80% LTV, loan qualified with LTV of 70.99%; Reserves are higher than guideline minimum UW Guides require #6 months Subject reserves, loan qualified with #3.42 months excess reserves

300230157	6452be92-d4c6-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE dated xxxxxx is missing the lenders phone number and/or email address.		12/20/216: This is a non-material issue. The loan will be rated a B for all agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 767; LTV is lower than guideline maximum UW Guides require 80% LTV, loan qualified with LTV of 70.99%; Reserves are higher than guideline minimum UW Guides require #6 months Subject reserves, loan qualified with #3.42 months excess reserves

300225041	9f69416b-cf6d-4439-b1cc-393148a06b3a	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Appraisal Fee in section B of the final Closing Disclosure reflects “reimburse” and does not reflect the name of the payee.  Additionally, the Title-Endorsement, Title-Mobile Notary Fee(Travel), Title-Premium for Lender's Coverage and Title-Settlement or Closing Fee are reflected in section B of the Final Closing Disclosure. The borrower shopped for their own title service provider and did not use the provider on the WLSP. The title service provider should be listed in section C of the Closing Disclosure. Please note that a letter of explanation to the borrower must also be issued.

12/01/2016:  A Post Close CD in the loan file reflects the payee for the appraisal fee and the title fees on section C of the CD since the borrower shopped for those services. A letter of explanation was also included in the file.  Condition cleared.  Loan will be graded a B for all agencies.

300225041	bb1c446b-e8b7-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The Final Closing Disclosure Contact Information section is incomplete. The License Number of the settlement Agent is missing. A LOE regarding the errors is required as well.		12/01/2016: A Post Close CD in the loan file reflects the license number as well as a LOE. Condition cleared. Loan will be graded a B for all agencies.
300225041	1f809ddf-e3b7-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		12/08/2016: CDA provided reflecting reconciled value of $1,150,000 at 0% variance is deemed acceptable. Condition cleared.
300225041	e8c9357e-f2b7-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee was not reflected in section B of the Closing Disclosure despite evidence of a credit report in the file.  The Credit Report Fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.

12/8/2016: A post close CD dated within 60 days of consummation along with a LOE and evidence of shipping was provided to reflect a credit report fee in section B with the fee reflected in the paid by others column. Loan will be rated a B for all agencies.

300225041	340de0f6-efb7-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
The property taxes in section F of the final Closing Disclosure are missing the government entity.  Additionally, the Principal Reduction - Excess Rate Credit in section H of the Post Closing CD should be reflected in section J as a Lender Credit, as a Lender Paid Closing Cost or reflected in the Payoffs and Payments section on page three of the Closing Disclosure.
12/15/2016: See revised CD for the principal reduction move to Section J. However, there are no prepaid property taxes on the PC CD.12/09/2016: see attached revised CD
12/15/2016: Audit review of corrective CD reflects the credit moved to Section J, the Section F Property tax reflects no amount, therefore entity not required.  Documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes, within 60 days from error notification, was provided. Loan will be rated a 'B'. Condition cleared.12/09/2016: Audit reviewed Lender Rebuttal, and has determined that the remaining rate credit reflected in "Payoffs and Payments" was incorrectly placed, per 1026.38(g)(4), in Section K. Other discloses those charges in connection with the transaction that are in addition to the charges disclosed under Loan Costs and Other Costs (paragraphs 1026.38(f) and (g)(1) through (3)) for services that are required or obtained in the real estate closing by the consumer, the seller, or other party, and thus a remaining rate credit would not fit here. If the lender credit is for a specific item then the credit should be listed in the Paid by Others column on the appropriate line, or if a general, non-specific lender credit under the appropriate line in Section J. ALSO, The property taxes in section F of the final Closing Disclosure is missing the government entity, and the Post Closing Corrective CD did not address the issue. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification are required. Condition remains.

300225041	d10755ef-e3b7-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE dated XX/XX/XXXX is missing the lender's e-mail or phone number under the section, Additional Information About This Loan.		12/01/2016: This finding is non material. Loan will be graded a B for all agencies.
300223821	0ff9a84b-bead-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided		11/29/16: CDA reflecting a value of $2,500,000.00 which is a -0.0% variance. Condition Cleared.
300223821	51a00186-ebd4-4af0-8abb-6c652efcaf59	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Amount Financed over disclosed (Exceeds $35 variance/threshold)
The Amount Financed is under disclosed and exceeds allowable xxx variance/threshold for Rescindable Transaction.  The Post Closing Disclosure dated xxxxxxx reflects an Amount Financed of xxxxxxx vs. actual xxxxxx, an under disclosure of xxxx.
12/6/2016: Disagree - the Appraisal management Company Fee is not a finance charge per TILA 1026.4(c)(7)(iv)
12/13/2016: Audit consulted with Compliance, and has determined that the finding is invalid. CD reflects the itemization of the Appraisal fee from one lump sum fee to two separate fees. Appraisal Management Fee is NOT a Finance Charge. Condition rescinded.12/6/2016: Per compliance, Under 226.4c7, fees for property appraisal to assess the value or condition of the property are excluded from finance charge, but the additional charge by the appraisal management company would be included in the finance charge as it is not a charge for the assessment of value or condition of the property. Condition remains.

300223821	1ae87d80-bab0-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Appraisal Fee and Credit Report in section B of the final CD show the payee as Reimbursement to the broker and it should be to the service provider.		11/22/2016: A Post Close CD reflect the correct service provider. Condition cleared. The loan will be rated a B for all agencies.
300223821	58a9d60c-bab0-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	General Compliance Exception
Compensation to a third party loan originator from both the consumer and the creditor in the transaction is prohibited under § 1026.36(d)(2). Ref: §1026.38(f)(1)-2. Borrower paid an Origination Fee of xxxxxxx. Refund to cure required xxxxxxx. File contains a signed Borrower Loan Option form in which Lender-Paid Broker Compensation was selected.
11/22/2016: A Post Close CD was in the loan file which broke down the fees to discount point - xxxxx and origination fee of xxxxxxx. Condition cleared. The loan will be rated a B for all agencies.
300223821	fa935ceb-bcb0-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	The Property Taxes in section F is missing the government entity.		11/22/2016: A Post Close CD in the loan file reflects the government entity. Condition cleared. The loan will be rated a B for all agencies.
300223821	72b6f481-6be6-449f-9db3-44249afa5c44	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Finance Charge under disclosed (Exceeds $35 variance/threshold) for Rescindable Transactions	The Post CD dated xxxxxxxx reflects the Finance Charge as xxxxxx vs. actual Finance Charge of xxxxxx. An under disclosure of xxx which exceeds the xx allowable tolerance for Rescindable Transactions.	12/02/16: Disagree - the Appraisal Management Company Fee is not a finance charge per TILA 1026.4(c)(7)(iv)
12/13/2016: Audit consulted with Compliance, and has determined that the finding is invalid. CD reflects the itemization of the Appraisal fee from one lump sum fee to two separate fees. Appraisal Management Fee is NOT a Finance Charge. Condition rescinded.12/6/2016: Per compliance, Under 226.4c7, fees for property appraisal to assess the value or condition of the property are excluded from finance charge, but the additional charge by the appraisal management company would be included in the finance charge as it is not a charge for the assessment of value or condition of the property. Condition remains.

300223821	c9ae85ce-beb0-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE is missing the lenders' email and phone number under the section, Additional Information About This Loan.		11/22/2016: This is a non-material issue. The loan will be rated a B for all agencies.
300251658	d17c76b9-3eb6-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Closing Disclosure document error
The property taxes in section F of the final Closing Disclosure are missing the government entity.  1026.38(g)(2) PREPAIDS. Under the subheading “Prepaids” and in the applicable column as described in paragraph (g) of this section, an itemization of each amount for charges described in § 1026.37(g)(2), the name of the person ultimately receiving the payment or government entity assessing the property tax, provided that the person ultimately receiving the payment need not be disclosed for the disclosure required by § 1026.37(g)(2)(iii) when disclosed pursuant to this paragraph, and the total of all such itemized amounts that are designated borrower paid at or before closing.
12/05/16: Lender provided the corrected CD within 60 days of consummation, LOE to the borrower, and evidence of mailing. Condition cleared.
300251658	a02cc729-3fb6-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE dated xxxxxxx is missing the lender's phone number under the section, Additional Information About This Loan.		11/29/2016: This finding is not material. Loan will be graded a B for all agencies.
300251658	0f8d8d41-69b6-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	DID SHOP Fee (Section C) & Recording Fee (Section E) exceeds 10% summary tolerance
Section E Recording Fees are subject to xx% tolerance. LE dated xxxxxxxxx reflects recording fees of xxx (xxxx at xx%) with no resulting COC for any subsequent disclosures. The Final CD reflects a charge of xxxx for a variance/refund required of xxx to meet xx% threshold.

12/01/16: There is no xx% tolerance violation. The xx% tolerance fees increased xxx or xxx% - baseline was xxxx (LE Box C total of xxxx + recording fees of xx vs final CD of xxxxxx (all title fees + recording fees).
12/05/16: Upon further review, xx cumulative tolerance met. LE xxxxx (Less: Appraisal,CBR,Flood fee), CD xxxxxx (Less: Appraisal,CBR,Flood fees). Condition rescinded.
300251658	8a5a4891-740f-4045-a76d-ddf64aac5a32	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error
The final Closing Disclosure Contact Information section is incomplete.  The NMLS License Number and/or State License number of the Settlement Agent is missing.  Please note that a letter of explanation to the borrower must also be issued.
11/29/2016: A Post Closing CD provided in the loan file reflects the License ID of the Settlement Agent. A lender letter was also provided in the file. Loan will be rated a B for all agencies.
300251658	9122189b-3bb6-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		12/01/2016: CDA provided reflecting a value of xxxxx which is a xx% variance. Variance within acceptable tolerance. Condition Cleared.
300251658	658229da-3db6-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.	The LE dated xxxxx reflects a Credit Report fee of xxxx with no resulting COC for any subsequent disclosures. The CD reflects a Credit Report fee of xxxx resulting in a xxxx refund due for cure.		11/29/2016: Final CD shows a sufficient tolerance cure in the amount of xxxx. Loan will be rated a B for all agencies.
300229386	a292e732-f1bb-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	570 A CDA Report was not provided	12/13/2016: CDA	12/13/2016: A CDA report reflecting a value $3,050,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
300229386	0cee2d11-b71d-4f7c-a716-d348d88ca591	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Lender Credits on Final Closing Disclosure at closing is inaccurate in relation to previous Initial disclosure(s)
The LE dated xxxxxx reflects a lender credit in the amount of xxxxxx. The lender credit decreased to xxxx on the CD dated xxxxx with no indication of a valid COC to account for the xxxx decrease in the credit.
12/13/2016: see attached page 2 of xxx CD, lender credit is xxxx with is more. The xxxx is in addition.
12/13/2016: Audit review of Rate Lock Confirmation dated xxxxxx confirms rate lock extension added to pricing (xxxxxx-xxxx x xx= xxxxx), therefore no refund is required. Documentation, for Lender Credit, is deemed acceptable, condition cleared.

300226107	a04c53f9-36b0-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	General Compliance Exception
Final CD in file is missing the credit report cost. All loan costs associated with the transaction need to be listed regardless of who pays the fee. 1026.38(f).  Under the master heading “Closing Cost Details” with columns stating whether the charge was borrower-paid at or before closing, seller-paid at or before closing, or paid by others, all loan costs associated with the transaction, listed in a table under the heading “Loan Costs.” The table shall contain the items and amounts listed under four subheadings, described in paragraphs (f)(1) through (5) of this section.
12/05/16: Lender provided the corrected CD within 60 days of consummation, LOE to the borrower, and evidence of mailing. Condition cleared.
300226107	47248bce-36b0-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE dated xxxxxxx is missing the lender's e-mail or phone number under the section: Additional Information About This Loan.		11/21/2016: This finding is non material. Loan will be graded a B for all agencies.
300226107	78c7a0d7-36b0-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The License ID of the Settlement Agent is missing.
11/22/2016: A Post Close CD dated xxxxxx was provided reflecting the License ID of the Settlement Agent. A letter to the borrower dated xxxxxx was also provided in file.  Loan will be rated a B for all agencies.

300226107	90d07698-36b0-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in file.		11/30/2016: CDA provided reflecting a value of $1,095,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300225240	0496286d-d5b8-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE dated xxxxxxx is missing the lender's phone number under the section, Additional Information About This Loan.		12/02/2016: This finding is not material. Loan will be graded a B for all agencies.
300225240	e45be1e3-d5b8-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Documentation	Loan file is missing a Loan Estimate or a Closing Disclosure for Change of Circumstance dated xxxxxx and xxxx changing loan programs and a Change of Circumstance dated xxxxx changing pricing.	12/13/2016: please see attached cd's as well as loan registration for xxx
12/13/2016: Audit reviewed all CD's, as well as pricing confirmation, and has determined that the documentation submitted is deemed acceptable. Condition cleared. 12/7/2016: Disclosure tracking provided indicates a Closing disclosure was e-delivered on xxxx, xxxx and xxxx.  Evidence and copy of these CDs were not provided. Condition remains.

300225240	6789222f-17eb-4eba-a72a-00b15c5315ec	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing E Consent Disclosure	An e-consent disclosure for borrower's spouse is required as loan is a rescindable transaction.	01/10/2017: please re-review LOE. non- borrowing spouse clearly states that she received the disclosure01/06/2017: please see attached
01/10/2017: Audit re-analyzed the Disclosure History, and has determined that the NON borrower spouse e-signed the CD within timing requirements and is not required to e-sign the LE. Documentation submitted is deemed acceptable. Condition cleared.  01/06/2017: Audit reviewed the LOE from non-borrower spouse, and has determined that proof of receipt or acknowledgement was not provided for the LE to meet timing requirements. Condition remains.

300225240	1a6041ad-d3b8-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		12/7/2016: CDA provided reflecting reconciled value of $1,095,000 at 0% variance is deemed acceptable. Condition cleared.
300225240	000fc092-4312-4f31-8d74-72e8ed4f1f43	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)
Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met.

12/14/2016:  Received CD's dated xxxxxx, xxxxxxx, xxxxxxxx and xxxxx.  Condition cleared.12/7/2016: Disclosure tracking provided indicates borrower and spouse acknowledged an initial CD on xxxxxx as well as additional CDs on xxxxx, xxxxx and xxxxx.  Evidence and copy of these CDs were not provided. Condition remains.

300225240	9759ca2c-4954-4479-a363-eb02b8372c85	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The License ID of the Settlement Agent is missing.
12/02/2016:  A Post Closing CD provided in the loan file reflects the License ID of the Settlement Agent. Also provided in the file was a letter to the borrower.  Loan will be rated a B for all agencies.

300225240	911156dc-d4b8-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
The property taxes in section x of the final Closing Disclosure are missing the government entity.  1026.38(g)(2) PREPAIDS. Under the subheading “Prepaids” and in the applicable column as described in paragraph (g) of this section, an itemization of each amount for charges described in § 1026.37(g)(2), the name of the person ultimately receiving the payment or government entity assessing the property tax, provided that the person ultimately receiving the payment need not be disclosed for the disclosure required by § 1026.37(g)(2)(iii) when disclosed pursuant to this paragraph, and the total of all such itemized amounts that are designated borrower paid at or before closing.
12/02/2016: A Post Closing CD provided in the loan file reflects the government entity for the property taxes. Loan will be rated a B for all agencies.
300233817	fd5a61b7-70b5-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing asset documentation
Lender's guidelines require all large deposits to be explained.  There was an unexplained large deposit in the amount of XXXX for checking account listed third on the loan application.  A letter of explanation must be provided.
11/30/2016: Received evidence of $XX,XXX withdrawal from another account. Large deposit has been sourced. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.23%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 788; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 21.40 months reserves

300233817	4cfce2eb-21b3-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE dated xxxxxxx is missing the lender's e-mail or phone number under the section, Additional Information About This Loan.		11/25/2016: This finding is non material. Loan will be graded a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.23%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 788; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 21.40 months reserves

300233817	1b9fc1f6-21b3-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Closing Disclosure document error
1026.38(g)(2) PREPAIDS. Under the subheading “Prepaids” and in the applicable column as described in paragraph (g) of this section, an itemization of each amount for charges described in § 1026.37(g)(2), the name of the person ultimately receiving the payment or government entity assessing the property tax, provided that the person ultimately receiving the payment need not be disclosed for the disclosure required by § 1026.37(g)(2)(iii) when disclosed pursuant to this paragraph, and the total of all such itemized amounts that are designated borrower paid at or before closing
12/05/16: Lender provided the corrected CD within 60 days of consummation, LOE to the borrower, and evidence of mailing. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.23%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 788; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 21.40 months reserves

300233817	8ce176d4-21b3-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in file.		11/30/2016: CDA provided reflecting a value of $1,194,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.23%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 788; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 21.40 months reserves

300247473	fa9c21a2-0abb-4aff-9f74-5bc456d8de4f	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated xxxxx reflects a Credit Report Fee of xxx with no resulting CoC for any subsequent disclosures.  The final CD reflects a Credit Fee of xxxx.  This fee is in a x% tolerance section. Lender tolerance cure of xxx is required.
12/01/2016: The final closing disclosure reflects a post close tolerance cure of xxxx, which is sufficient. Loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.919%; FICO is higher than guideline minimum : UW Guides require FICO of 720, loan qualified with FICO of 792; Reserves are higher than guideline minimum UW Guides requires 6 months reserves, loan qualified with 29.20 months reserves

300247473	de8ed87d-6db6-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to obtain Verification of Mortgage
Missing 24 month mortgage/rental history for primary residence. Per LOX in file the borrower's have lived at previous address for 2 years, but there is only a 4 month mortgage history in file. Per lenders guidelines a 24 month mortgage/rental history must be provided.
12/05/16: See attached document that shows mortgage history, please refer to the credit report for additional details.
12/7/2016: Verification of 24 month mortgage history was evidenced on the credit supplement provided. Condition cleared. 12/05/16: Documents provided does not show a 24 month mortgage/rental history for primary residence nor does the CBR. Per lenders guidelines a 24 month mortgage/rental history must be provided. Condition maintained.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.919%; FICO is higher than guideline minimum : UW Guides require FICO of 720, loan qualified with FICO of 792; Reserves are higher than guideline minimum UW Guides requires 6 months reserves, loan qualified with 29.20 months reserves

300247473	f63987fd-6cb6-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in file.		12/05/16: CDA reflecting a value of $910,000.00 which is a -0.0% variance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.919%; FICO is higher than guideline minimum : UW Guides require FICO of 720, loan qualified with FICO of 792; Reserves are higher than guideline minimum UW Guides requires 6 months reserves, loan qualified with 29.20 months reserves

300247473	78ee1f0d-6eb6-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Document Error	Counter offer for purchase contract has the date of xxxxxx, not xxxx in upper right corner.	12/05/16: The counter offer is dated xxxxxx and signed xxxxxx (see highlighted area).
12/05/16: Per direction from counsel, observational finding. Condition cleared. 12/05/16: Sent to counsel for review. Will notify lender once we receive a response. Condition in the meantime maintained.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.919%; FICO is higher than guideline minimum : UW Guides require FICO of 720, loan qualified with FICO of 792; Reserves are higher than guideline minimum UW Guides requires 6 months reserves, loan qualified with 29.20 months reserves

300247473	22d3cf4d-cfb7-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing evidence of flood insurance	A flood insurance application was provided in the file as evidence of flood insurance. The actual flood insurance declaration must be provided.		12/05/16: Lender provided the borrower's flood insurance declaration page. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.919%; FICO is higher than guideline minimum : UW Guides require FICO of 720, loan qualified with FICO of 792; Reserves are higher than guideline minimum UW Guides requires 6 months reserves, loan qualified with 29.20 months reserves

300247473	f77c1957-6db6-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Third Party Fraud Tool (Report)
The file is missing a third party fraud report for the co-borrower. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings. Additional conditions may apply.
12/05/16: Lender provided a copy of the third party fraud report. No outstanding issues noted. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.919%; FICO is higher than guideline minimum : UW Guides require FICO of 720, loan qualified with FICO of 792; Reserves are higher than guideline minimum UW Guides requires 6 months reserves, loan qualified with 29.20 months reserves

300247473	0f2083d4-88fe-4799-a82c-73b406d11b39	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing seller’s Closing Disclosure	Missing seller's Closing Disclosure.		12/9/2016: A copy of the seller CD was provided. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.919%; FICO is higher than guideline minimum : UW Guides require FICO of 720, loan qualified with FICO of 792; Reserves are higher than guideline minimum UW Guides requires 6 months reserves, loan qualified with 29.20 months reserves

300247473	3db5f64d-d0b7-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE is missing the lender's e-mail or phone number under the section, Additional Information About This Loan.		12/01/2016: This finding is not material. Loan will be graded a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.919%; FICO is higher than guideline minimum : UW Guides require FICO of 720, loan qualified with FICO of 792; Reserves are higher than guideline minimum UW Guides requires 6 months reserves, loan qualified with 29.20 months reserves

300247473	c7ff6116-6db6-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing verbal verification of employment	Missing verbal verification of employment for co-borrower's previous employer listed 2nd under Section IV Employment Information on final application (1003).		12/05/16: Lender provided the verbal verification of employment listed 2nd under Section IV Employment Information on final application or the co borrower. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.919%; FICO is higher than guideline minimum : UW Guides require FICO of 720, loan qualified with FICO of 792; Reserves are higher than guideline minimum UW Guides requires 6 months reserves, loan qualified with 29.20 months reserves

300280309	d0bd195d-cdcd-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Hazard Insurance Shortfall
The applicable underwriting guidelines required the subject property to be protected against loss from damage.  The hazard insurance coverage is insufficient. The hazard insurance declaration in file reflects $XX.XX in dwelling coverage with no evidence of replacement cost.  The hazard policy does not reflect guaranteed replacement cost and a replacement cost estimator was not provided in the file.  The loan amount is XXXXX and replacement cost new from the appraisal was not reflected, which reflects a XXXXX coverage shortfall.
01/09/2017: see attached
01/09/2017: Audit reviewed the documentation submitted, and has determined that a cost estimator was prepared by the borrower's insurance agent. Documentation from the insurance carrier does confirms the coverage amount is at least equal to 100% of the estimated replacement cost of the home. Coverage is sufficient. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.33%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 743; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 23.60 months reserves

300280309	d02653c6-d0cd-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Executed Personal Tax Returns	Missing XXXX Executed Personal Tax Return. Two copies of the xxxx Executed Personal Tax Return was provided in the file, however XXXX was not provided.	01/09/2017: see attached	01/09/2017: Audit reviewed executed XXXX Personal Tax Return, and has determined that the documentation was signed prior to the Note date and is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.33%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 743; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 23.60 months reserves

300280309	485d2d41-5ccc-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE dated XX/XX/XXXX is missing the lender's e-mail or phone number under the section, Additional Information About This Loan.		12/27/2016: The finding is non material. Loan will be graded a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.33%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 743; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 23.60 months reserves

300280309	f89c0776-e2cb-41de-b6f4-c68b79bb3906	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Waiver by borrower of C.D. timing requirement not properly documented for APR variance (Under disclosed)	The borrower did not waive the Closing Disclosure timing requirement for an APR variance.
12/29/2016:  The loan was relocked on XX/XX/XXXX.  The APR was re-disclosed on the Initial CD dated XX/XX/XXXX at XX/XX/XXXX, which the Borrower received within the delivery requirement.  APR of XX.XX% disclosed on the Initial CD was within XXX of the APR on Final CD of XX.XX%.  Loan will be rated a B for all agencies.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.33%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 743; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 23.60 months reserves

300280309	e52e0133-61cc-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Credit Report Fee and Appraisal Report fee in section B of the Closing Disclosure reflects "reimburse" and does not reflect the name of the payee.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.

12/27/2016; A Post Close CD in the loan file reflects the payee for the Credit Report Fee and Appraisal Report fee.  A LOE to the borrower along with proof of delivery was also provided in the file.  Condition cleared. Loan will be graded a B for all agencies

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.33%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 743; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 23.60 months reserves

300280309	50f77562-d0cd-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.
The service provider list in file is an old RESPA service provider list and does not list the individual "services" associated with each provider. It is not the service provider list that is under form H-27 in the rule. The WLSP is itself a violation and it is confusing to consumers because it has text that relates to the GFE.
12/29/2016: Services provided on WLSP were not itemized. Audit calculated section C fees and are within xx% tolerance for worst case scenario. Loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.33%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 743; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 23.60 months reserves

300280309	7adb3305-3762-4e31-b0ee-0ad4d5bb1d8f	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	APR on Final Closing Disclosure is inaccurate in relation to previous Initial disclosure(s) – no evidence of further re-disclosure in file (APR > 0.125 variance – Under disclosed)
Missing evidence of APR re-disclosure. The final Closing Disclosure dated XX/XX/XXXX reflects an APR of XX.XX%. The prior Loan Estimate dated XX/XX/XXXX reflects an APR of XX.XX%, which is a difference of XXX% and exceeds allowable tolerance of xxxx%

12/29/2016:  The loan was relocked on XX/XX/XXXX.  The APR was re-disclosed on the Initial XX dated XX/XX/XXXX at XX.XX%, which the Borrower received within the delivery requirement.  APR of XX.XX% disclosed on the Initial CD was within XX.XX% of the APR on Final CD of XX.XX%.  Loan will be rated a B for all agencies.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.33%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 743; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 23.60 months reserves

300280309	cb8cce72-fd80-4cb2-b811-b855f3dbb39b	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided	The FACTA-Notice to Home Loan Applicant & Consumer Score Disclosure is missing from the file.	01/03/2017: see attached	01/03/2017: Audit review of FACTA-Notice to Home Loan Applicant & Consumer Score Disclosure documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.33%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 743; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 23.60 months reserves

300280309	a3f6a33a-5ccc-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in file.		12/29/2016: A CDA report reflecting a value $1,244,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.33%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 743; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 23.60 months reserves

300225784	285cb715-80e8-4e19-a2e4-d5828c33622b	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Finance Charge under disclosed (Exceeds $35 variance/threshold) for Rescindable Transactions
The final Closing Disclosure dated xxxxxx reflects the Finance Charge as xxxxxxx vs. actual Finance Charge of xxxxxxx, an under disclosure of xxxxx which exceeds the xxx allowable tolerance for Rescindable Transactions.
12/19/2016: The AMC fee is not a finance charge. This should be cleared
12/19/2016: Audit consulted with Compliance, and has determined that the finding is invalid. CD reflects the itemization of the Appraisal fee from one lump sum fee to two separate fees. Appraisal Management Fee is NOT a Finance Charge. Condition rescinded.

300225784	da054eb7-29be-e611-9869-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Origination Charges - Section A
The Origination Charges in Section A are subject to 0% variance.  LE dated xxxxxxxx does not reflect an Origination Fee with no resulting COC for any subsequent disclosures.  Funding CD dated xxxxx reflects an Origination Fee of xxxxx for a variance/refund required of xxxxxx.  Further, the funding CD reflected an Origination Fee was paid to Broker by Borrower and by Lender indicating dual compensation.

The Lender provided Borrower a post close CD dated xxxxxxx that indicated a xxxx credit for increase in closing costs above legal limit. Cure was sufficient.  Further, the post close CD moved the fee that was listed as Borrower paid Origination Fee to the correct listing of discount fee.  All issues in Section A were cleared with post close CD.  Condition cleared post close and will be rated an EV2.

300225784	f787e509-b3bc-e611-9869-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided	12/13/2016: CDA	12/13/2016: A CDA report reflecting a value $2,010,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
300225784	6dd989b4-bc58-47e1-90cc-bc7dcdeca613	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Amount Financed over disclosed (Exceeds $35 variance/threshold)
The Amount Financed is over disclosed and exceeds allowable xx variance/threshold for Purchase Transactions. The Closing Disclosure dated xxxxxxx reflects an Amount Financed of xxxxxxxxxx vs. actual xxxxxxx, an over disclosure of xxxx.
12/19/2016: The AMC fee is not a finance charge. This should be cleared
12/19/2016: Audit consulted with Compliance, and has determined that the finding is invalid. CD reflects the itemization of the Appraisal fee from one lump sum fee to two separate fees. Appraisal Management Fee is NOT a Finance Charge. Condition rescinded.

300225784	0ae0d1f3-29be-e611-9869-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The LE dated xxxxxxxx reflects an Appraisal Fee of xxx with no resulting CoC for any subsequent disclosures. The funding CD dated xxxxxx reflects an Appraisal Fee of xxx resulting in a xxx refund due for cure.  Further, the funding CD incorrectly disclosed the Appraisal Management Fee with the Appraisal Fee.

The Lender provided Borrower a post close CD dated xxxxxxxx that indicated a $4,550 credit for increase in closing costs above legal limit. Cure was sufficient.  Further, the post close CD correctly disclosed the actual Appraisal Fee of xxx and Appraisal Management Fee of xxx. All issues in Section B were cleared with post close CD.  Condition cleared post close and will be rated an EV2.

300225784	1030e12d-2abe-e611-9869-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
Section F of the funding CD dated xxxx does not list the government entity payee for the prepaid property taxes collected.  Further, Section H of the consummation CD listed a Remaining Rate Credit of ($xxx) in Section H. Section H is for Borrower’s closing costs not required by Lender and all credits belong in Section J.

The Lender provided Borrower a post close CD dated xxxxxx that reflected the payee for the prepaid property taxes.  Condition cleared post close and will be rated an EV2.  Further, the post close CD removed the credit from Section H and indicated a xxxxxx credit in Section J.  Condition cleared post close and will be rated an EV2.

300225783	8e07e2b2-38c1-e611-86eb-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE dated XX/XX/XXXX is missing the lender's e-mail or phone number under the section, Additional Information About This Loan.		12/13/2016: The finding is non material. Loan will be graded a B for all agencies
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.79%.; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 767.; Years in Field 22 years in field.

300225783	b6df1188-3ac1-e611-86eb-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
Under the subheading “Prepaids” and in the applicable column as described in paragraph (g) of this section, an itemization of each amount for charges described in § 1026.37(g)(2), the name of the person ultimately receiving the payment or government entity assessing the property tax, provided that the person ultimately receiving the payment need not be disclosed for the disclosure required by § 1026.37(g)(2)(iii) when disclosed pursuant to this paragraph, and the total of all such itemized amounts that are designated borrower paid at or before closing
12/13/2016: Post Close CD in the loan file reflects the property taxes payee. Condition cleared. Loan will be graded a B.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.79%.; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 767.; Years in Field 22 years in field.

300225783	8632bd9e-58c1-e611-86eb-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(w)	CB	B	B	Credit	General Credit Exception
Subject transaction is a cash out refinance paying off the first lien and a revolving line of credit. File does not contain an executed payoff letter to close the revolving line of credit. Additional conditions may apply.
02/03/2017: see attached01/10/2017: please see attached01/03/2017: please see attached lox and document
02/08/2017: Audit acknowledges that the open account paid at closing was not closed out, and is therefore outside of guidelines. Loan will be graded a B.02/03/2017: Requested update from Client. 01/31/2017: Still waiting for Client approval.01/11/2017: Audit escalated to Client for approval. 01/10/2017: E-mailed management for review 01/03/2017: Audit reviewed the Lender Rebuttal, and has determined that a statement is required to prove it is an open account. Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.79%.; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 767.; Years in Field 22 years in field.

300225783	561766bf-38c1-e611-86eb-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in file.		12/14/2016: CDA provided reflecting a value of $1,275,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.79%.; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 767.; Years in Field 22 years in field.

300225783	3f994ea5-38c1-e611-86eb-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The Final Closing Disclosure Contact Information section is incomplete. The License Number of the Settlement Agent is missing. A LOE regarding the errors is required as well.		12/13/2016: Post Close CD in the loan file reflects the license numbers as well as a LOE. Condition cleared. Loan will be graded a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.79%.; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 767.; Years in Field 22 years in field.

300225783	c656334f-7d7f-4136-817a-fb6858d6bc03	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Origination Charges - Section A
Compensation to a third party loan originator from both the consumer and the creditor in the transaction is prohibited under 1026.36(d)(2). Ref: 1026.38(f)(1)-2. Borrower paid an Origination fee of $X,XXX.XX.  Refund to cure required of $X,XXX.XX.  File contains a signed Borrower Loan Option form in which Lender-Paid Broker Compensation was selected.
12/23/2016: please see attached
12/23/2016: Audit reviewed revised CD, and has determined that sufficient evidence was submitted that verified no violation for dual compensation was reflected on the CD. A revised CD, Notification of the error (i.e., the letter to borrower), compensation breakdown and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.79%.; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 767.; Years in Field 22 years in field.

300226106	158aa5ae-b5b8-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided		12/7/2016: CDA provided reflecting reconciled value of $2,750,000 at 0% variance is deemed acceptable. Condition cleared.
300226106	aacc4ceb-b5b8-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE is missing the lender's e-mail or phone number under the section, Additional Information About This Loan.		12/2/2016: Non-Material finding. Loan will be rated a B for all agencies.
300226106	64856787-9bb4-47da-a27d-c0fc2c7c0244	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Title-Miscellaneous Title Charges, Title-Mobile Notary, Title-Premium for Lender's Coverage, Title-Recording and Title-Settlement or Closing fees are reflected in section B of the final Closing Disclosure. The borrower shopped for their own title service provider and did not use the provider on the WLSP. The title service provider fees should be listed in section C of the CD.

12/02/2016:  A Post Closing CD provided in the loan file reflects the title service provider fees listed in Section C of the CD.  A letter to the borrower was also provided.  Loan will be rated a B for all agencies.

300238046	d7fc7406-97c7-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	General Compliance Exception 2	The Property Taxes in section F of the final Closing Disclosure do not reflect the name of the government entity.		12/21/2016: The Post Close CD reflects the payee name and the file has a letter of explanation that states ‘clerical errors”. Condition cleared.
300238046	81db53ca-90c7-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Hazard Insurance Shortfall
The loan file is missing the Cost Estimator from the insuring company. Hazard Insurance coverage is xxxxxxx with a xxx% replacement cost for total coverage of xxxxxx; the loan amount is xxxxxx resulting in a xxxxxx shortfall. The loan file is missing the Cost Estimator from the hazard insurance company.  Please provide a copy of a policy with adequate coverage.  A letter of explanation to the borrower must also be issued.
															12/28/2016: see attached cost estimator. Please advise why a letter of explanation needs to be provided to the borrower.	12/28/2016: Lender provided hazard insurance letter to the borrower reflecting current dwelling coverage of xxxxxxx and Estimated minimum rebuilding cost of xxxxxxx. Condition cleared.
300238046	d692b251-96c7-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	General Compliance Exception	The Credit Report in section B of the final Closing Disclosure reflects “reimburse” to the Broker, but does not reflect the name of the payee.		12/21/2016: The Post Close CD reflects the payee name and the file has a letter of explanation that states ‘clerical errors”. Condition cleared.
300238046	77c454ef-a2c7-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
Final Closing Disclosure incorrectly reflects the closing date as prior to the issuance date and acknowledgement of the document. Final Closing Disclosure incorrectly reflects the disbursement date as prior to expiration of the rescission period and Right-To-Rescind disclosure acknowledged on the same day.

12/20/2016:  A Post Close CD in the loan file reflects the correct Closing Date and disbursement date along with a LOE and confirmation of deliver to the borrower.  Condition cleared.  The loan will be rated a B for all agencies.

300238046	448cdaa6-c6c6-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.		12/21/2016: A CDA dated 11/3/2016 reflected a value of $1,500,000 and 0% variance of appraisal value. Condition cleared.
300238046	57694e95-c5c6-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE is missing the lender's e-mail or phone number under the section: Additional Information About This Loan.		12/21/2016: The finding is not material. Loan will be graded a B for all agencies.
300226898	d40d6287-bfc8-40ef-9f16-3ce599663f00	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	APR on Final Closing Disclosure is inaccurate in relation to previous Initial disclosure(s) – no evidence of further re-disclosure in file (APR > 0.125 variance – Under disclosed)
Missing evidence of APR re-disclosure. The final Closing Disclosure #1 reflects an APR of xxxx. The prior Loan Estimate #4 reflects an APR of xxxx%, which is a difference of xxxxx and exceeds allowable tolerance of xxxxx.

300226898	1dfab998-30ae-49fa-8b85-37d49536eea3	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Borrower not provided 3 day rescission period
The Right to Cancel form was executed on xxxxx and reflected an expiration date of xxxxx.  The Loan disbursement date is on xxxxxx.  Note -- xxxx was a National Holiday.  Rescission period should have expired on xxxx.   Loan Disbursement should have been conducted on xxxxx.

01/24/2017: Disagree. Per TILA Commentary 1026.2(a)(6)-2, xxxxx is identified by a specific date, xxxxxx, and thus, the observed holiday, xxxx, is a business day for purposes of rescission. please rescind condition

02/06/2017: Compliance has determined that based on the commentary to the regulation, if a holiday falls on the weekend, the “day of observation” can be treated as a Business day and counted as a rescission day. Condition rescinded.01/24/2017: Audit reviewed the Lender Rebuttal, as well as consulted Compliance, and has determined that the borrower has the right to cancel the transaction within 3 business days from whichever of the following events occurs LAST: (1) The date of transaction (2) The date TIL was received (3) The date borrower received the Notice of Right to Cancel (RTC).  The LAST event that occurred was borrower's execution date verifying the receipt of the RTC, the date on the form should not mislead the borrower. Therefore, the expiration date is incorrect. Provide a Notification of error to borrower, reopened rescission, evidence of shipment and corrected RTC. Condition remains.01/23/17: The Right to Cancel form was executed on xxxx and reflected an expiration date of xxxxx.  The Loan disbursement date on the CD is  xxxxx.  Note -- xxxxxxx was a National Holiday.  Rescission period should have expired onxxxxxx.  Loan Disbursement should have been conducted on xxxxx. Please provide a corrected CD, and LOE to the borrower. Condition maintained.

300226898	bad121cb-29dc-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.		1/19/2017: CDA provided reflecting reconciled value of $1,100,000 at 0% variance is deemed acceptable. Condition cleared.
300247528	96e68776-c4c7-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE is missing the lender's email and phone number under the section: Additional Information About This Loan.		12/21/2016: The finding is not material. Loan will be graded a B for all agencies.
300247528	45af6fda-a591-49b6-9172-09e182914c7b	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Funding occurred before RTC Expiration Date
Final Closing Disclosure reflects the closing date as XX/XX/XXXX which is prior to the issuance date of XX/XX/XXXX and prior to the acknowledgement date of XX/XX/XXXX. Final Closing Disclosure incorrectly reflects a XX/XX/XXXX disbursement date which is prior to the XX/XX/XXXX expiration of the rescission period and Right-To-Rescind disclosure acknowledged on the same date.

12/21/2016: A Post Close CD (399) in the loan file reflects the correct Closing Date of XX/XX/XXXX with a XX/XX/XXXX disbursement date. File is missing a LOE and confirmation of delivery to the borrower. Condition not cleared.

300247528	ba3b4d6c-e6c7-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	General Compliance Exception	The Principal Reduction - Excess Rate Credit reflected in Section H of the final Closing Disclosure should be reflected as a Lender Paid Closing Cost or page 3 of the Payoffs and Payment section.	12/28/2016: see revised CD
12/28/2016:  Lender provided a Post Close CD removing the Principal Reduction - Excess Rate Credit from Section H and moving it to the Payoffs and Payments section on page 3 of the CD.  LOE to the borrower and proof of delivery was also provided.  Loan will be rated a B for all agencies.

300247528	4e72e4af-91c7-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Closing Disclosure document error	The Third Party Processing fee in section B is payable to a numeric digit and must be paid to a actual service provider. Please provide a LOE and confirmation of delivery to the borrower.	12/28/2016: see revised CD
12/28/2016:  Lender provided a Post Close CD with the payee for the Third Party Processing Fee along with a LOE to the borrower and proof of delivery.  Condition cleared.  Loan will be rated a B for all agencies.

300247528	7645d462-c5c7-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
Missing Credit report fee. All loan costs associated with the transaction need to be listed regardless of who pays the fee. 1026.38(f) Under the master heading “Closing Cost Details” with columns stating whether the charge was borrower-paid at or before closing, seller-paid at or before closing, or paid by others, all loan costs associated with the transaction, listed in a table under the heading “Loan Costs.” The table shall contain the items and amounts listed under four subheadings, described in paragraphs (f)(1) through (5) of this section. The loan file contains a credit report but the fee does not appear on the CD.
															12/28/2016: see attached	12/28/2016: Lender provided a Post Close CD reflecting the Credit Report in section B. A LOE to the borrower along with proof of delivery was also provided. Loan will be rated a B for all agencies.
300247528	3222add6-92c7-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file.		12/22/2016: CDA provided reflecting a value of $940,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
300247528	aa3e1ab1-cd2e-4e52-8089-59e4cef82cae	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The License Number, E Mail and Contact name for the Lender is missing and the License Number of the Settlement Agent is missing.
12/28/2016:  1) Disagree as this condition should be cleared per XX/XX/XXXX email which states "We only need one specific contact from the either lender or broker. If any lender info is missing like the phone number, then this is non-material B grade with the exception of missing NMLS or licensing which is consider a material exception." 2) Settlement Agent License # - See revised CD

12/28/2016:  Lender provided a Post Close CD reflecting the License ID of the Settlement Agent with LOE to the borrower and proof of delivery.  The License Number, Email and Contact Name for the Lender is not required on a brokered loan.  Loan will be rated a B for all agencies.

300228985	64309614-b5bc-e611-9869-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Incomplete Documentation	Missing mortgage statement for reo # 1 reflected on the loan application.	12/23/2016: there is no mortgage statement...its land owned free and clear
12/23/2016: Audit reviewed Title Company O&E Report for REO #1 on 1003, and has determined that the report does not reflect any Mortgages on said property. Further research of County property records reflect property as Vacant Land. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.79%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 823; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  135.90 months reserves

300228985	755143ef-b4bc-e611-9869-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Borrower did not acknowledge receipt of initial C.D. 3 days prior to consummation	Evidence of borrower's receipt of initial CD 3 days prior to consummation was not provided. The initial CD is dated xxxxxxx and the consummation date is xxxxxxx.	12/23/2016: please see attached
12/23/2016: Audit reviewed electronic log showing the disclosures, when they were provided and when the borrower accessed them, and has determined that sufficient evidence was provided reflecting initial CD was viewed and acknowledged at least 3 days prior to consummation. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.79%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 823; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  135.90 months reserves

300228985	5c428f13-a2bc-e611-9869-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Documentation	A public records search via fraud tool reflects two additional REO's that were not disclosed on the 1003. A letter of explanation and documentation were not contained in the file.	12/23/2016: please see attached
12/23/2016: Audit reviewed REO reflected on Fraud tool, and has determined that one of the REO's is listed #1 on final 1003 and is vacant land. A LOE was provided within the loan file (p115)with regards to the other REO in question. Per executed LOE by borrower, this property was sold in xxxx and borrower has no ownership interest in the property. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.79%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 823; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  135.90 months reserves

300228985	9ca5af94-0702-418c-8ba3-4a3f8574d91b	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Special Information Booklet / Home Loan Toolkit	Special Information Booklet is missing from the file.	12/23/2016: please see attached	12/23/2016: Audit reviewed evidence for the Special Information Booklet, and has determined that said document was provided within 3 days of the Application date. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.79%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 823; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  135.90 months reserves

300228985	c4181ea4-1fbb-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.	12/13/2016: CDA	12/13/2016: A CDA report reflecting a value $650,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.79%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 823; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  135.90 months reserves

300226904	bed5699d-6cc8-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Credit Report fee in section B was made payable to "reimburse" and should be paid to the service provider. Please provide a LOE and confirmation of delivery to the borrower.		12/22/2016: A Post Close CD in the loan file reflects the service provider with a LOE and confirmation of delivery. Condition cleared. The loan will be rated a B for all agencies.
300226904	264cf00c-ed62-4387-bf0d-15a1ba94eb87	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Waiver by borrower of C.D. timing requirement not properly documented for APR variance (Under disclosed)
There is no evidence of a waiver in the loan file.  Missing evidence of APR re-disclosure. The final Closing Disclosure reflects an APR of xxx%. The prior Loan Estimate dated xxxx reflects an APR of xxxx%, which is a difference of xxx% and exceeds allowable tolerance of xxx%.
12/23/2016: The APR of xxxxx was re-disclosed on xxxx when loan was relocked and acknowledged by both borrowers. Loan will be rated a B for all agencies.
300226904	f20436bf-b6de-4ebe-aa38-0949241d32bf	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided	The loan file is missing the FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure for both borrowers.	12/28/2016: see attached	12/28/2016: Lender provided FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure. Condition cleared.
300226904	3a324d28-11eb-4614-a7d4-2a9765e765f9	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The License Number of the Settlement Agent is missing. Please provide a LOE and confirmation of delivery to the borrower.		12/22/2016: A Post Close CD in the loan file reflects the License number with a LOE and confirmation of delivery to the borrower. Condition cleared. The loan will be rated a B for all agencies.
300226904	97ea929f-0ef8-442f-a857-d1f507cee5da	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE is missing the lender's email and phone number under the section , Additional Information About This Loan.		12/22/2016: This is a non-material finding. The loan will be rated a B for all agencies.
300226904	cc726ced-cb0e-4b44-8a96-7ab4eb8f09f6	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated xxxxx reflects a Credit Report Fee of xxxx with no resulting COC for any subsequent disclosures. The final CD reflects a Credit Report Fee of xxx resulting in a xxxx refund due for cure.  Cure provided per lender credit on final CD.
12/23/2016: Final CD shows a sufficient tolerance cure in the amount of xx. Loan will be graded a B for all agencies.
300226904	3f46af1b-6dc8-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA was not provided in the loan file.		12/23/2016: A CDA report reflecting a value $1,400,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
300226904	226bb7d5-3498-4f6c-a3eb-37600053b53d	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	APR on Final Closing Disclosure is inaccurate in relation to previous Initial disclosure(s) – no evidence of further re-disclosure in file (APR > 0.125 variance – Under disclosed)
Missing evidence of APR re-disclosure. The final Closing Disclosure reflects an APR of xxxx%. The prior Loan Estimate dated xxxxx reflects an APR of xxx%, which is a difference of xxxx% and exceeds allowable tolerance of xxxx%.
12/23/2016: The APR of xxx was re-disclosed on xxxxx when loan was relocked and acknowledged by both borrowers. Loan will be rated a B for all agencies.
300255239	61853424-83d7-46d0-a673-ae97f864d141	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Amount Financed over disclosed (Exceeds $100 variance/threshold) for Purchase Transactions
The Amount Financed is over disclosed and exceeds allowable xx variance/threshold for Purchase Transactions. The Closing Disclosure reflects an Amount Financed of xxxx vs. actual xxxxx, an over disclosure of xxx.
12/12/2016: This should be cleared per your Compliance officer.
12/12/2016: Audit consulted with Compliance, and has determined that the finding is invalid. Revised CD reflects the itemization of the Appraisal fee from one lump sum fee to two separate fees.  Condition rescinded.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualifed with FICO of 755.; General Comp Factor 1 UW Guides require 6 months reserves, loan qualified with 8.70 months reserves.; General Comp Factor 1 UW Guides maximum DTI of 43%, loan qualified with DTI of 39.47%.

300255239	c95e3502-d0bb-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.	The LE dated xxxxx reflects a Credit Report fee of xxxx with no resulting COC for any subsequent disclosures. The CD reflects a Credit Report fee of xxxx resulting in a xxx refund due for cure.		12/06/2016: Final CD shows a sufficient tolerance cure in the amount of xxxx.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualifed with FICO of 755.; General Comp Factor 1 UW Guides require 6 months reserves, loan qualified with 8.70 months reserves.; General Comp Factor 1 UW Guides maximum DTI of 43%, loan qualified with DTI of 39.47%.

300255239	ac7676e9-c52e-411c-97c7-f57c93e8afe1	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing seller’s Closing Disclosure	Loan file is missing the Seller Closing Disclosure.	12/12/2016: see attached	12/12/2016: Audit reviewed executed Seller CD, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualifed with FICO of 755.; General Comp Factor 1 UW Guides require 6 months reserves, loan qualified with 8.70 months reserves.; General Comp Factor 1 UW Guides maximum DTI of 43%, loan qualified with DTI of 39.47%.

300255239	236861aa-e730-4541-bdd9-61187ecf1f8e	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Finance Charge under disclosed (Exceeds $100 variance/threshold) for Purchase Transactions	The final Closing Disclosure reflects the Finance Charge as xxxxx vs. actual Finance Charge of xxxxx. An under disclosure of xxxx which exceeds the $100 allowable tolerance for Purchase Transactions.	12/12/2016: This should be cleared per your Compliance officer.
12/12/2016: Audit consulted with Compliance, and has determined that the finding is invalid. Revised CD reflects the itemization of the Appraisal fee from one lump sum fee to two separate fees.  Condition rescinded.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualifed with FICO of 755.; General Comp Factor 1 UW Guides require 6 months reserves, loan qualified with 8.70 months reserves.; General Comp Factor 1 UW Guides maximum DTI of 43%, loan qualified with DTI of 39.47%.

300255239	dc0b6aca-0cbb-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The Final Closing Disclosure Contact Information section is incomplete. The License Number of the Settlement Agent is missing. A LOE regarding the errors is required as well.
12/05/2016: A Post Close CD in the loan file reflects the license number as well as a LOE. Condition Cleared. A letter to the borrower was also provided in the loan file. Loan will be graded a B for all agencies.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualifed with FICO of 755.; General Comp Factor 1 UW Guides require 6 months reserves, loan qualified with 8.70 months reserves.; General Comp Factor 1 UW Guides maximum DTI of 43%, loan qualified with DTI of 39.47%.

300255239	b9fb4dc9-0bbb-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE dated xxxxxx is missing the lender's e-mail or phone number under the section, Additional Information About This Loan.		12/05/2016: This finding is non material. Loan will be graded a B for all agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualifed with FICO of 755.; General Comp Factor 1 UW Guides require 6 months reserves, loan qualified with 8.70 months reserves.; General Comp Factor 1 UW Guides maximum DTI of 43%, loan qualified with DTI of 39.47%.

300255239	b77702ad-0bbb-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in the file.	12/12/2016: CDA	12/12/2016: A CDA report reflecting a value $870,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualifed with FICO of 755.; General Comp Factor 1 UW Guides require 6 months reserves, loan qualified with 8.70 months reserves.; General Comp Factor 1 UW Guides maximum DTI of 43%, loan qualified with DTI of 39.47%.

300226949	751b38b4-18bb-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C)	The Credit Report fee on the final Closing Disclosure reflects the service provider as "Reimburse" and should be the actual service provider.		12/05/2016: A Post Close CD reflects the actual service provider. Condition cleared. The loan will be rated a B for all agencies.
300226949	84d36547-d2b8-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The Lenders email and phone number are missing on page x of the LE's dated XX/XX/XXXX and XX/XX/XXXX		12/05/2016: This is a non-material issue. The loan will be rated a B for all agencies.
300226949	48df8b17-e821-45e1-a4b4-fbf41c5c4630	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The License Number of the Settlement Agency is missing.		12/2/16: A Post Close CD is in the loan file with the license. Condition cleared. The loan will be rated a B for all agencies.
300226949	8cb4264b-d1b8-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in file.
12/14/2016: CDA provided reflecting a value of $XXXX.XX which is a X% variance. CDA reflects correct city.  Variance within acceptable tolerance. Condition Cleared.12/07/2016: CDA provided reflects the incorrect city it does not reflect the city per the Note, Appraisal and title. Condition remains.

300262367	9c0ea8d5-b6b8-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Subordination Agreement	File is missing a Subordination Agreement for the HELOC on the subject property. Additional conditions may apply.		12/9/2016: A subordination agreement signed by all parties for HELOC was provided. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.66%.; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 796.; Years in Field Borrower has 26 years in Field.

300262367	0c95534b-03b8-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
Final CD in file is missing the credit report cost.  All loan costs associated with the transaction need to be listed regardless of who pays the fee. x Under the master heading “Closing Cost Details” with columns stating whether the charge was borrower-paid at or before closing, seller-paid at or before closing, or paid by others, all loan costs associated with the transaction, listed in a table under the heading “Loan Costs.” The table shall contain the items and amounts listed under four subheadings, described in paragraphs (X of this section.
12/14/2016: please see attached
12/14/2016: Audit review of revised CD reflects Credit Report (Sec B) as "paid by others", Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within XX days from error notification was provided. Loan will be rated a 'B'

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.66%.; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 796.; Years in Field Borrower has 26 years in Field.

300262367	13e8cd46-ffb7-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The Final Closing Disclosure Contact Information section is incomplete. The License Number of the Settlement Agent is missing. A LOE regarding the errors is required as well.		12/02/2016: A Post Close CD in the loan file reflects the license numbers as well as a LOE. Condition cleared. Loan will be graded a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.66%.; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 796.; Years in Field Borrower has 26 years in Field.

300262367	9e68921a-ffb7-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was provided in file.		12/09/2016: CDA provided reflecting reconciled value of $2,000,000 at 0% variance is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.66%.; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 796.; Years in Field Borrower has 26 years in Field.

300262367	2a82ed2a-ffb7-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE dated XX/XX/XXXX is missing the lender's e-mail or phone number under the section: Additional Information About This Loan.		12/02/2016: This finding is non material. Loan will be graded a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.66%.; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 796.; Years in Field Borrower has 26 years in Field.

300262367	e20fc09f-77e6-4e7b-b1e0-05e5522d106f	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Missing corresponding W.L.S.P. for Initial L.E. in File DID SHOP Fee (Section C)
The service provider list in file is an old RESPA service provider list and does not list the individual "services" associated with each provider. It is not the service provider list that is under form XX/XX in the rule. The WLSP is itself a violation and it is confusing to consumers because it has text that relates to the GFE.
12/06/16: WLSP referencing a GFE is non-material. Loan will be graded a B for all agencies. Clear post close
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.66%.; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 796.; Years in Field Borrower has 26 years in Field.

300228981	c27f0f79-77bd-e611-9869-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE dated XX/XX/XXXX, XX/XX/XXX and XX/XX/XXXX are missing the lender's e-mail or phone number, under the section, Additional Information About This Loan.
12/12/2016: This condition should be cleared per XX/XX/XXXX email which states "We only need one specific contact from the either lender or broker. If any lender info is missing like the phone number, then this is non-material B grade with the exception of missing NMLS or licensing which is consider a material exception."

12/12/2016: Audit review of missing LE Contact and/or General Information, other than Lender or Broker NMLS or Settlement Agents license number (if required by State). Loan will be rated a 'B' for all agencies. Condition cleared

300228981	b7352251-f1bb-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.	12/12/2016: CDA	12/12/2016: A CDA report reflecting a value $954,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
300228981	acf9d312-e841-4dec-a372-36046383d2a1	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error
The final Closing Disclosure dated XX/XX/XXXX Contact Information section is incomplete. The State License number for the company or Contact license number of the Settlement Agent is missing. Post closing CD dated XX/XX/XXXX contained the required information.
12/8/2016 - Post consummation CD contained required license #. Loan will be graded an C for all agencies except for Fitch with a grade of D.
300228981	1fe9e195-79bd-e611-9869-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Broker Affiliated Business Disclosure not provided within 3 business days of application date.	Please provide Broker Affiliated Business Disclosure signed by both Borrowers and dated within X days of the initial application date; or verification that the Broker does not have any affiliates.	12/12/2016: attestation letter was provided with original upload	12/12/2016: Audit review of lender attestation statement regarding "Broker has no Affiliated Businesses" is deemed acceptable, condition cleared.
300228980	9256e09f-e8b7-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE is missing the lender's e-mail or phone number under the section, Additional Information About This Loan.		12/01/2016:This finding is not material. Loan will be graded a B for all agencies.
300228980	a4c757c8-e8b7-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.		12/05/16: CDA reflecting a value of $1,345,000, which is a -0.0% variance. Condition Cleared.
300228980	a1daac73-feb7-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	The property taxes in section F of the final Closing Disclosure are missing the government entity. Please note that a letter of explanation to the borrower must also be issued.
12/01/2016:  A Post Close CD provided in the file reflects the government entity of the property taxes in section F.  A letter of explanation was also provided in the file.  Loan will be rated a B for all agencies.

300228980	956a24da-7120-45f4-91fd-4c30fe4e2695	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.
The service provider list in file is an old RESPA service provider list and does not list the individual "services" associated with each provider. It is not the service provider list that is under form X in the rule. The WLSP is itself a violation and it is confusing to consumers because it has text that relates to the GFE.
12/01/2016: Audit calculated section C fees and are within XX% tolerance for worst case scenario. Loan will be rated a B for all agencies.
300262758	ae772aa5-bfbb-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.	12/14/2016: CDA	12/14/2016: A CDA report reflecting a value $1,050,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
300262758	88ad3fa3-746b-429c-9c0a-f2c4a35d406a	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Finance Charge under disclosed (Exceeds $35 variance/threshold) for Rescindable Transactions
The final Closing Disclosure dated XX/XX/XXXX reflects the Finance Charge as XX/XX/XXXX vs. actual Finance Charge of $XXXX. An under disclosure of $XXXX which exceeds the XX% allowable tolerance for Rescindable Transactions. It appears that the Lender did not include the Mobile Notary Travel expense which is a service charge and required to be included in the finance charge calculation.
12/19/2016: The AMC fee is not a finance charge. This should be cleared
12/19/2016: Audit consulted with Compliance, and has determined that the finding is invalid. CD reflects the itemization of the Appraisal fee from one lump sum fee to two separate fees. Appraisal Management Fee is NOT a Finance Charge. Condition rescinded.

300262758	4ded12ee-4ebd-e611-9869-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE dated XX/XX/XXXX and XX/XX/XXXX are missing the lender's e-mail or phone number, under the section, Additional Information About This Loan.
12/19/2016: Disagree as this condition should be cleared per XX/XX/XXXX email which states "We only need one specific contact from the either lender or broker. If any lender info is missing like the phone number, then this is non-material B grade with the exception of missing NMLS or licensing which is consider a material exception."

12/19/2016: Audit review of missing LE Contact and/or General Information, other than Lender or Broker NMLS or Settlement Agents license number (if required by State), was corrected on the final CD is a non-material grade B. Loan will be rated a 'B' for all agencies. Condition cleared.

300262758	4161fc07-f5b1-451d-9f3d-c61244cc5203	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Amount Financed over disclosed (Exceeds $35 variance/threshold)
The Amount Financed is over disclosed and exceeds allowable XX variance/threshold for Refinance Transactions. The Closing Disclosure dated XX/XX/XXXX reflects an Amount Financed of XXXX  vs. actual XXX an over disclosure of XXXX
12/19/2016: The AMC fee is not a finance charge. This should be cleared
12/19/2016: Audit consulted with Compliance, and has determined that the finding is invalid. CD reflects the itemization of the Appraisal fee from one lump sum fee to two separate fees. Appraisal Management Fee is NOT a Finance Charge. Condition rescinded.

300228961	a29b452b-c9c2-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE dated XX/XX/XXXX is missing the lender's e-mail or phone number under the section, Additional Information About This Loan		12/15/2016: The finding is non material. Loan will be graded a B for all agencies
300228961	02d69054-c9c2-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The License Number of the Settlement Agent is missing. A LOE regarding the errors is required as well.		12/15/2016: A Post Close CD in the loan file reflects the license numbers as well as a LOE. Condition cleared. Loan will be graded a B for all agencies
300228961	02750433-c9c2-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in file.		12/16/16: CDA reflecting a value of $2,125,000, which is a -0.0% variance. Condition Cleared.
300228961	72a66a35-cdc2-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Credit Report Fee in section B of the final Closing Disclosure reflects "reimburse" and does not reflect the name of the payee.		12/15/2016: A Post Close CD in the loan file reflects the Credit Report payee. Condition cleared. Loan will be graded a B for all agencies
300262847	ef4e4372-45a3-4bf1-a655-2f02157faeda	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects an Appraisal Fee of XX/XX/XXXX with no resulting CoC for any subsequent disclosures.  The final CD reflects an Appraisal Fee of $XX.XX This fee is in a XX% tolerance section. Lender tolerance cure of $XX is required.
01/10/2017: The final closing disclosure reflects a post close tolerance cure of $XX.XX which is sufficient. Loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 11.79%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 768; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 19.70 months reserves

300262847	719d02e8-4fd7-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Closing Disclosure / CD Not in File
Disclosure History provided in the file reflects CDs that were not provided in the file.  Missing Initial CD dated XX/XX/XXXX and Closing Disclosures dated XX/XX/XXXX & XX/XX/XXXX  Additional conditions may apply.
01/16/2017: Received Closing Disclosures dated XX/XX/XXXX, XX/XX/XXXX & XX/XX/XXXX. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 11.79%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 768; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 19.70 months reserves

300262847	ca3db552-4fd7-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the file.		01/10/2017: A CDA report reflecting a value $885,000 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 11.79%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 768; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 19.70 months reserves

300262847	333535bd-087a-4e81-9578-35b0cc824b0d	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Naming Convention in Services Borrower DID NOT SHOP Fee - Section B in C.D. is not consistent
The naming convention of fees in section B of the LE and CD is not consistent. The Post Close CD reflects a breakdown of the Appraisal Fee as an Appraisal Fee and a Final Inspection Fee and the most recent LE reflects only the Appraisal Fee.
01/10/2017: This finding is not material. Loan will be graded a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 11.79%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 768; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 19.70 months reserves

300262847	21034270-4fd7-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Executed Personal Tax Returns	X Executed Personal Tax Returns were not provided in the file.		01/16/2017: Received executed XXXX personal tax return. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 11.79%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 768; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 19.70 months reserves

300262847	c80b23f0-4fd7-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Initial Closing Disclosure timing requirement not met
Rescindable transactions require that the Closing Disclosure must be given separately to each consumer who has the right to rescind under TILA (x.x Although the Disclosure History provided in the file evidences that the Initial CD was mailed to the borrower, there is no evidence that a separate Initial CD was mailed to the borrower's spouse.
01/16/2017: Received XX/XX/XXXX CD disclosure package. Timing requirement met. Condition cleared
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 11.79%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 768; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 19.70 months reserves

300262847	58279ddf-4fd7-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE is missing the lender's e-mail and phone number under the section, Additional Information About This Loan.		01/10/2017: This finding is not material. Loan will be graded a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 11.79%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 768; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 19.70 months reserves

300228226	6423acb3-2adc-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.		01/18/17: CDA in file reflects a value of $2,150,000.00 which is a 0% variance. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 39.26%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 20.24%.; Years in Field Borrower has 17 years in Field.

300228226	2f215b96-a9dd-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE dated XX/XX/XXXX is missing the lender's e-mail and phone number under the section, “Additional Information About This Loan”.		01/18/17: Non Material. Graded a B.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 39.26%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 20.24%.; Years in Field Borrower has 17 years in Field.

300228226	93d2b969-52dc-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The appraisal fee in section B of the final Closing Disclosure reflects the fee being reimbursed to the broker and does not reflect the name of the actual payee.		01/18/17: Post close CD provided in the loan file reflects the name of the payee and fees in section C. Loan will be rated a B for all agencies.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 39.26%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 20.24%.; Years in Field Borrower has 17 years in Field.

300228226	d1efacd0-a4dd-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	B	B	CB	B	B	Credit	Hazard Insurance Shortfall
Hazard insurance declaration page in file reflects hazard insurance coverage of $XXXX at $XXXX The hazard insurance provided does not reflect guaranteed replacement coverage. Replacement cost estimator not provided.   The appraisal reflects total estimate of cost-new of $XXXX Please provide evidence of sufficient coverage. Additional conditions may apply.
02/08/2017: there doesn't need to be an exception, the insurance policy that was uploaded XX/XXXX meets guidelines. Please clear this condition. 02/07/2017: see attached
02/10/2017:  Updated hazard policy with sufficient coverage was provided. Loan will be graded a B.02/08/2017:  Pending review from Client with regards to grading. 02/07/2017:  Exception is pending review from client, for post closing document. 01/26/2017:  Received cost estimate to rebuild of $XXXX.XX  Coverage is $XXX.XX @ XXX% replacement cost = $XXX.XX.  Coverage is insufficient.  Condition remains.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 39.26%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 20.24%.; Years in Field Borrower has 17 years in Field.

300228226	a7cf2403-b89d-4393-b174-4adf317a6926	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Title -Endorsement, Mobile notary, premium for lender’s coverage, and settlement closing fees are reflected in section B of the final Closing Disclosure. The borrower shopped for their own title service provider and did not use the provider on the WLSP. Title -Endorsement, Mobile notary, premium for lender’s coverage, and settlement closing fees should be listed in section C of the CD.

Post close CD provided in the loan file reflects the Title -Endorsement, Mobile notary, Premium for lender’s coverage, and Settlement closing fees in section C. Loan will be rated a B for all agencies.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 39.26%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 20.24%.; Years in Field Borrower has 17 years in Field.

300228226	bd065f4b-9d01-4944-846c-0985f517df22	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure for the broker. If the broker is not affiliated with any other businesses, please provide an attestation stating such
01/23/17: Upon further review, the letter addresses this specific loan, therefore, a post close attestation is acceptable. Condition cleared. 01/23/17: Lender provided an attestation that the broker does not have any affiliates. However it is dated post close. Please provide the attestation dated prior to close. Condition maintained.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 39.26%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 20.24%.; Years in Field Borrower has 17 years in Field.

300228226	019aa254-addd-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Lender Credits on Final Closing Disclosure at closing is inaccurate in relation to previous Initial disclosure(s)
The LE dated XX/XX/XXXX reflects a lender credit in the amount of $XXX The lender credit decreased to $XXX on the Final  CD with no indication of a valid COC to account for the $XXX decrease in the credit.
01/24/17: Difference is due to the borrower requesting two lock extensions and a rate change which reduced the credit for the rate to $XXXX.XX Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 39.26%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 20.24%.; Years in Field Borrower has 17 years in Field.

300228226	27ee305d-56dc-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	The WLSP corresponding to the initial LE dated XX/XX/XXX is invalid. The service providers are listed along with the amount of charges that do not correspond the LE.		01/18/2017: Audit calculated section B and C fees and are within XX% tolerance for worst case scenario. Loan will be rated a B.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 39.26%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 20.24%.; Years in Field Borrower has 17 years in Field.

300228226	22c771ba-50dc-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated  reflects an appraisal Fee of $XX and a flood certification fee of $XX with no resulting CoC for any subsequent disclosures. The final CD  reflects a final inspection fee of $XX and credit report fee of $XX resulting in a $XX refund due for cure.
02/07/2017: see attached01/23/17: Disagree. These fees were both paid by the broker and shown in the CD "Paid By Others" column. As the borrower did not pay them, they are not subject to tolerance.
02/07/2017: Audit review of revised CD, copy of check for cure, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within XX days from error notification was provided. Loan will be rated a 'B'. 01/24/17: Sent to compliance for review.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 39.26%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 20.24%.; Years in Field Borrower has 17 years in Field.

300228226	789e6a57-c6e8-4f92-9e10-824f1d8b2697	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The license number of the Settlement agent is missing.		1/18/17: Cured post close Loan will be graded a B.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 39.26%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 20.24%.; Years in Field Borrower has 17 years in Field.

300228226	ac2951d1-d7c9-462e-82ee-151a16c2f415	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Origination Charges - Section A on C.D. exceeds L.E. Fee (0% Variance) - not supported by C.O.C
The Origination Charges in Section A are subject to XX% variance. LE reflects a discount of XX% with no resulting COC for any subsequent disclosures. Final CD reflects a discount of XX% for a variance/refund required of XX%

Difference is due to the borrower requesting an extension on XX/XX which decreased the credit for the rate by $XXXX.XX (loan amount of $XXXX.XX x lock extension fee of X.XX%). As the broker compensation was lender paid, this resulted in additional discount points to be paid to the lender. See the related lock confirmation and CD which were in the loan file.
01/24/17: Difference is due to the borrower requesting an extension on XX/XX/XXXX which decreased the credit for the rate by $XXXX.XX Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 39.26%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 20.24%.; Years in Field Borrower has 17 years in Field.

300228226	a508fa01-214e-4b85-a69c-5020e8ec353d	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Borrower not provided 3 day rescission period	The rescission disclosure did not consider Monday XX/XXXX as a holiday resulting in only x days of rescission instead of the required x day period.
01/24/17: Disagree. Per TILA Commentary 1026.2(a)(6)-2, New Year's Day is identified by a specific date, January 1, and thus, the observed holiday, January 2, is a business day for purposes of rescission

02/06/2017: Compliance has determined that based on the commentary to the regulation, if a holiday falls on the weekend, the “day of observation” can be treated as a Business day and counted as a rescission day. Condition rescinded.01/24/17: Per counsel, the regulation is silent when the holiday falls on Sunday. The regulation goes into detail when the holiday falls on Saturday. Since Saturday is normally a business day, either you count that Friday as holiday and Saturday as business day or Friday as business day and Saturday as holiday.  The CFPB’s scenario above is when the holiday falls on a Saturday that is already considered a business day.  Basically you can’t skip 2 business days for the holiday. The holiday falls on a day that’s not counted, Sunday.  Sunday is a skip day so you are allowed to skip a normal business day.  It may be observed on Friday, Saturday, or Monday.  The borrower is only skipping one business day in the above  scenario. Condition maintained.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 39.26%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 20.24%.; Years in Field Borrower has 17 years in Field.

300251316	34ca5e26-ebbb-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in file.	12/14/2016: CDA	12/14/2016: A CDA report reflecting a value $800,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 70%.; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.99%. ; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 758.

300251316	661c213a-ebbb-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The Final Closing Disclosure Contact Information section is incomplete. The license number of the Settlement Agent is missing. A LOE regarding the errors is required as well.		12/07/2016: A Post Close CD in the loan file reflects the license number as well as a LOE. Condition cleared. Loan will be graded a B for all agencies.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 70%.; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.99%. ; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 758.

300251316	afc30f26-bfbc-e611-9869-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.
The service provider list in file is an old RESPA service provider list and does not list the individual "services" associated with each provider. It is not the service provider list that is under form H-27 in the rule. The WLSP is itself a violation and it is confusing to consumers because it has text that relates to the GFE.

12/07/2016: Services provided on WLSP were not itemized. Audit calculated section C fees and are within 10% tolerance for worst case scenario. A letter to the borrower was provided in the loan file. Loan will be rated a B for all agencies.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 70%.; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.99%. ; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 758.

300251316	2b3fe343-bebc-e611-9869-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing HUD-1 From Sale of Previous Property	The loan file does not contain a final Closing Disclosure for the sale of the current property.	12/16/2016: see attached	12/16/2016: Audit reviewed true certified copy of Seller's CD for previous property, and has determined that proceeds were adequate. Documentation submitted is deemed acceptable. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 70%.; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.99%. ; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 758.

300251316	93560c34-ebbb-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE dated XX/XX/XXXX is missing the lender's e-mailer phone number under the section, Additional Information About This Loan.		12/07/2016: This finding is non material. Loan will be graded a B for all agencies.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 70%.; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.99%. ; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 758.

300228984	2e4d98ef-36b3-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE dated XX/XX/XXXX is missing the lender's e-mail or phone number under the section, Additional Information About This Loan.		11/25/2016: This finding is non material. Loan will be graded a B for all agencies.
300228984	084cefe3-36b3-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in file.		11/30/2016: CDA provided reflecting a value of $1,180,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300228984	ac89d500-37b3-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Credit Report Fee in section B of the Closing Disclosure reflects "reimburse" and does not reflect the name of the payee.		11/28/2016: A Post Closing CD was provided in the loan file with the payee for the Credit Report. A letter to the borrower was also provided. Loan will be rated a B for all agencies.
300228984	db84315e-7ab5-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Broker Affiliated Business Disclosure not provided within 3 business days of application date.	File is missing the Broker Affiliated Business Disclosure. If the broker is not affiliated with any other businesses, please provide an attestation stating such.		11/28/2016: A letter of attestation dated XX/XX/XXXX was provided in the loan file stating the broker has no affiliated businesses. Loan will be rated a B for all agencies.
300228984	2f4d98ef-36b3-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Closing Disclosure document error
The property taxes in section F of the final Closing Disclosure are missing the government entity.  x PREPAIDS. Under the subheading “Prepaids” and in the applicable column as described in paragraph (g) of this section, an itemization of each amount for charges described in x the name of the person ultimately receiving the payment or government entity assessing the property tax, provided that the person ultimately receiving the payment need not be disclosed for the disclosure required by § 1026.37(g)(2)(iii) when disclosed pursuant to this paragraph, and the total of all such itemized amounts that are designated borrower paid at or before closing
12/05/16: Lender provided the corrected CD within XX days of consummation, LOE to the borrower, and evidence of mailing. Condition cleared
300228984	613a43e3-7ab5-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	WLSP provided in the loan file was not dated and there is no evidence in the file that WLSP was provided within X days of application date.		11/28/2016: Audit calculated section C fees and are within XX% tolerance for worst case scenario. Loan will be rated a B for all agencies.
300251315	f4ee6f3d-4bbe-e611-9869-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE is missing the lender's email and phone under the section, Additional Information About This Loan.		12/09/2016: This non-material issue. The loan will be rated a B for all agencies.
300251315	7e058a9e-8cbc-e611-9869-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		12/15/2016: CDA provided reflecting a value of $1,240,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300251315	37fbcfb9-4bbe-e611-9869-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing seller’s Closing Disclosure	Missing the seller's CD.	01/05/2017: please see attached12/19/2016: please see attached12/15/2016: please see attached
01/05/2017: Audit reviewed true certified Final Seller's CD, and had determined that the documentation submitted is deemed acceptable. Condition cleared. 12/19/2016: Audit reviewed executed ESTIMATED Seller's CD, and had determined that the documentation submitted is deemed unacceptable. Provide FINAL executed or true certified copy of the Seller's CD. Condition remains. 12/15/2016: Audit reviewed the lender rebuttal and found no attachment to download.  Condition remains.

300251315	b0b6c93b-1a18-4155-8c5f-997b5eba976e	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The License Number of the Settlement Agent is missing.		12/09/2016: A Post Close CD in the loan file reflects the license number. Condition cleared. The loan will be rated a B for all agencies.
300233785	cbed69ad-a3bc-e611-9869-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C)	The final Closing Disclosure reflects charges for title fees in Section C. The borrower selected their own service provider. Those fees should be reflected in section B.		12/07/2016: Post close CD corrects title fees to Section C. Condition cleared. Loan will be graded a B for all agencies.
300233785	1f0d61e9-a6bc-e611-9869-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Closing Disclosure / CD Not in File	Please provide signed or certified CD for sale of home. CD in file is not signed by borrower or certified.	12/29/2016: please see attached12/15/2016: please see attached signed seller cd
12/29/2016: Audit reviewed executed CD for borrower's sale of home, and has determined that the documentation submitted is deemed acceptable. Condition cleared. 12/15/2016: Audit reviewed Seller CD for subject property, however the finding is for the borrower's "sale of home" executed or true certified CD. Condition remains.

300233785	ab927a1b-a7bc-e611-9869-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.	12/15/2016: Desk review	12/15/2016: A Desk Enhanced Review Form reflecting a value $924,000.00 which is less than 1% variance was provided. Variance within acceptable tolerance. Condition Cleared.
300233785	05d16b8d-a4bc-e611-9869-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated xxxxxxxx reflects an appraisal fee of xxx with no resulting CoC for any subsequent disclosures. The post close CD dated reflects  appraisal fees of $720 resulting in a xxx refund due for cure.
12/15/2016: please see attached
12/15/2016: Audit review of revised CD, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'.

300229921	5324840c-643d-44a2-80b8-c1f5643c55ba	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The License ID of the Settlement Agent is missing. Please note that a letter of explanation to the borrower must also be issued.
12/8/2016: A post close CD dated within 60 days of consummation along with a LOE and evidence of shipping was provided to reflect the license ID for the settlement agent. Loan will be rated a B for all agencies.

300229921	1082adbf-bd77-466c-98e2-67bf0f8030e3	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing seller’s Closing Disclosure	Missing seller's Closing Disclosure.		12/8/2016: A copy of the seller's closing disclosure signed by the seller was provided. Condition cleared.
300229921	eeb0ff21-ed50-458c-b0f5-1bcd9e69e0bb	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Title - -Mobile Notary fee is reflected in section B of the final. The borrower shopped for their own title service provider and did not use the provider on the WLSP. The title service provider fee should be listed in section C of the CD. Please note that a letter of explanation to the borrower must also be issued.

12/8/2016: A post close CD dated within 60 days of consummation along with a LOE and evidence of shipping was provided to indicate the mobile notary fee is now reflected in section C vs section B.  Loan will be rated a B for all agencies.

300229921	aabe8fa4-7bb6-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	General Compliance Exception	The HOA Dues and Home Warranty fees in section H were made payable to the title provider however; the payee should be the actual service provider.
12/8/2016: A post close CD dated within 60 days of consummation along with a LOE and evidence of shipping was provided to indicate the actual service provider for the HOA Dues and the Home Warranty fee. Loan will be rated a B for all agencies.

300229921	f440d2cb-57b6-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE dated xxxxxxxx is missing the lender's phone number under the section, Additional Information About This Loan.		11/29/2016: This finding is not material. Loan will be graded a B for all agencies.
300229921	78039c14-9bb5-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		12/05/16: CDA reflecting a value of $1,375,000.00, which is a -0.0% variance. Condition Cleared.
300229921	89f259a0-57b6-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	The Appraisal Report fee in section B of the final Closing Disclosure is missing the name of the service provider. Please note that a letter of explanation to the borrower must also be issued.
12/8/2016: A post close CD dated within 60 days of consummation along with a LOE and evidence of shipping was provided to indicate the service provider for the appraisal fee. Loan will be rated a B for all agencies.

300230920	c7a147c2-791f-4b54-919a-657942b990cf	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The License ID of the Settlement Agent is missing.
12/02/2016:  A Post Close CD provided file reflects the License ID of the Settlement Agent.  A letter of explanation to the borrower was also provided in the file.  Loan will be rated a B for all agencies.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.60%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 766; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 17.70 months reserves

300230920	7904be34-ddb8-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	The HOA Dues in section H of the final Closing Disclosure do not reflect the name of the payee.		12/02/2016: A Post Close CD provided in the file reflects the payee for the HOA Dues. A letter of explanation to the borrower was also provided in the file. Loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.60%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 766; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 17.70 months reserves

300230920	7190992e-ab1c-439c-a42c-baeb3544827e	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Credit Report Fee in section B of the final Closing Disclosure reflects “reimburse” and does not reflect the name of the payee.  Additionally, the Title Courier/Wire/E-Mail Fee, Title – Document Prep, Title – Endorsement Fee,  Title – Mobile Notary Fee (Travel – Not Notarized), Title – Premium For Lender’s Coverage and Title – Title Messenger Fee are reflected in section B of the final Closing Disclosure.  The borrower shopped for their own title service provider and did not use the provider on the WLSP.  The title service provider fees should be listed in section C of the CD.

12/02/2016:  A Post Close CD provided in file reflects the name of the payee for the Credit Report Fee and the title fees were moved to section C.  A letter of explanation to the borrower was also provided in the file.  Loan will be rated a B for all agencies.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.60%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 766; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 17.70 months reserves

300230920	c930df44-dcb8-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		12/7/2016: CDA provided reflecting reconciled value of $830,000 at 0% variance is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.60%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 766; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 17.70 months reserves

300230920	7e20d4aa-dcb8-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Hazard Insurance Shortfall
The applicable underwriting guidelines required the subject property to be protected against loss from damage.  The hazard insurance coverage is insufficient. The hazard insurance declaration in file reflects xxxxxxx in dwelling coverage with xx% replacement cost (xxxxxxxx) for a total coverage amount of xxxxxxx.  The loan amount is xxxxxx and replacement cost new from the appraisal is xxxxxx, which reflects a xxxxx coverage shortfall.

12/12/2016: Insurer's cost estimator was provided to indicate an estimated replacement cost of xxxxxx, dwelling coverage of xxxxxxxx is sufficient. Condition cleared. 12/7/2016: Although coverage is listed for other structures, personal property and personal liability on the hazard declaration, it is not customary to include these coverage as part of the dwelling coverage for the property. Evidence of the insurer's cost estimator was not provided. Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.60%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 766; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 17.70 months reserves

300230920	f3224626-ddb8-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE is missing the lender's e-mail or phone number under the section, Additional Information About This Loan.		12/02/2016: This finding is not material. Loan will be graded a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.60%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 766; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 17.70 months reserves

300257695	03b3f26b-84c8-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		12/27/2016: A CDA report reflecting a value $975,000,000.00 which is a -7.9% variance was provided. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.37%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 801; Years on Job Borrower has 12 years on job

300257695	a34eba8b-60cc-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	The property taxes in section F of the final Closing Disclosure are missing the government entity. Please note that a letter of explanation to the borrower must also be issued.
12/27/2016:  A Post Close CD provided in the file reflects the government entity for the property taxes.  A letter of explanation to the borrower along with proof of delivery was also provided in the file.  Condition cleared.  Loan will be rated a B for all agencies.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.37%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 801; Years on Job Borrower has 12 years on job

300257695	31c768fa-0fc6-4260-a9e8-6e65a208c69c	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error
The final Closing Disclosure dated Contact Information section is incomplete.  The License ID of the Buyer Real Estate Broker and the Seller Real Estate Broker is missing.  Please note that a letter of explanation to the borrower must also be issued.

12/27/2016:  A Post Close CD provided in the file reflects the License ID for the Buyer & Seller Real Estate Brokers.  A letter of explanation to the borrower along with proof of delivery was also provided in the file.  Condition cleared.  Loan will be rated a B for all agencies.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.37%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 801; Years on Job Borrower has 12 years on job

300257695	23ed9074-83c8-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to obtain Income Documentation	Failure to provide current pay stubs for the co-borrower.	01/10/2017: please see attached
01/10/2017: Audit reviewed 2 months of co-borrower pay stubs, and has determined that documentation provided is deemed acceptable. Condition cleared. 12/30/2016:  Nothing available to download.  Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.37%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 801; Years on Job Borrower has 12 years on job

300257695	dd1420bf-ae0f-44fc-acdd-45ebb5f298ac	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Transfer tax Fees on C.D. exceeds corresponding LE fees (0% Tolerance) - not supported by C.O.C.
Section E Transfer Taxes are subject to 0% tolerance.   LE dated xxxxxx reflects transfer taxes of xxxxxxx with no resulting COC for any subsequent disclosures. The Final CD reflects a charge of xxxxxx for a variance/refund required of xxxx.  Please note that a letter of explanation to the borrower must also be issued.

12/27/2016:  The final closing disclosure reflects a post close tolerance cure of xxxx, which is sufficient.  A letter of explanation to the borrower along with proof of delivery was also provided in the file.  Condition cleared.  Loan will be rated a B for all agencies.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.37%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 801; Years on Job Borrower has 12 years on job

300257695	c503e37e-60cc-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE is missing the lender's e-mail and phone number under the section, Additional Information About This Loan.		12/27/2016: This finding is not material. Loan will be graded a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.37%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 801; Years on Job Borrower has 12 years on job

300257695	e3557697-60cc-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Hazard Insurance Shortfall
The applicable underwriting guidelines required the subject property to be protected against loss from damage.  The hazard insurance coverage is insufficient. The hazard insurance declaration in file reflects xxxxxxx in dwelling coverage with xxx replacement cost (xxxxxx) for total coverage of xxxxxxx.  The hazard policy does not reflect guaranteed replacement cost and a replacement cost estimator was not provided in the file.  The loan amount is xxxxxxxx and replacement cost new from the appraisal is xxxxxx, which reflects a xxxxxx coverage shortfall.
01/10/2017: please see attached
01/10/2017: Audit reviewed the documentation submitted, and has determined that a cost estimator was prepared by the borrower's insurance agent. Documentation from the insurance carrier does confirms the coverage amount is at least equal to 100% of the estimated replacement cost of the home. Coverage is sufficient. Condition cleared.12/30/2016:  Nothing available to download.  Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.37%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 801; Years on Job Borrower has 12 years on job

300230134	47b91382-9ebc-e611-9869-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	DID SHOP Fee (Section C) & Recording Fee (Section E) exceeds 10% summary tolerance
Section E Recording Fees are subject to xx% tolerance. LE dated xxxxxxxx reflects recording fees of xxxx (xxx at xx%) with no resulting COC for any subsequent disclosures. The Final CD reflects a charge of $185.00 for a variance/refund required of xx to meet xx% threshold.

12/07/2016:  A Post Closing CD provided in the loan file reflects Section E Recording fee of xx, which is less than LE Recording fee.  A letter to the borrower was also provided in the loan file.  Loan will be rated a B for all agencies.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI  of 33.54%.; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualifed with FICO of 761.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 25 months reserves

300230134	1d217521-9ebc-e611-9869-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE dated xxxxxxxxx is missing the lender's phone number under the section, Additional Information About This Loan.		12/07/2016: This finding is not material. Loan will be graded a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI  of 33.54%.; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualifed with FICO of 761.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 25 months reserves

300230134	c7498d1a-9cbc-e611-9869-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Documentation	File is missing a Cost Estimator provided by the Insurance Company. Insurance coverage is xxxxxx plus xxxx coverage for a total of xxxxxxxx which is a xxxxxxx insurance shortage.		12/12/2016: Received letter from insurance company verifying the insured amount is the maximum allowed by CA law. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI  of 33.54%.; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualifed with FICO of 761.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 25 months reserves

300230134	c30837a4-b71f-42ea-8b58-04a934189068	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Amount Financed over disclosed (Exceeds $35 variance/threshold)
The Amount Financed is over disclosed and exceeds allowable xxx variance/threshold for Non-Purchase Transactions. The Closing Disclosure reflects an Amount Financed of xxxxxxx vs. actual xxxxxxx, an over disclosure of xxx.

12/16/2016: Audit consulted with Compliance, and has determined that the finding is invalid. CD reflects the itemization of the Appraisal fee from one lump sum fee to two separate fees. Appraisal Management Fee is NOT a Finance Charge. Condition rescinded.12/12/2016:  Referred to Compliance Department

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI  of 33.54%.; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualifed with FICO of 761.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 25 months reserves

300230134	bb4f08ad-9dbc-e611-9869-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The appraisal and credit report fees in section B of the final Closing Disclosure are missing the name of the service provider.
12/07/2016:  A Post Closing CD provided in the loan file reflects the service providers for the appraisal and credit report fees.  A letter to the borrower was also provided in the loan file.  Loan will be rated a B for all agencies.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI  of 33.54%.; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualifed with FICO of 761.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 25 months reserves

300230134	dff7d06e-2abb-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in file.		12/12/2016: CDA provided reflecting a value of $1,340,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI  of 33.54%.; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualifed with FICO of 761.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 25 months reserves

300230134	55dacc32-5117-45ae-a492-7ac9100bcb97	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Finance Charge under disclosed (Exceeds $35 variance/threshold) for Rescindable Transactions
The final Closing Disclosure reflects the Finance Charge as xxxxxxxxx vs. actual Finance Charge of xxxxxxxx. An under disclosure of xxxxxx which exceeds the xx allowable tolerance for Rescindable Transactions.

12/16/2016: Audit consulted with Compliance, and has determined that the finding is invalid. CD reflects the itemization of the Appraisal fee from one lump sum fee to two separate fees. Appraisal Management Fee is NOT a Finance Charge. Condition rescinded.12/12/2016:  Referred to Compliance Department

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI  of 33.54%.; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualifed with FICO of 761.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 25 months reserves

300312303	662caf65-c303-4ea6-bdbd-18e244aa2f9a	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee was not reflected in section B of the Closing Disclosure despite evidence of a credit report in the file.  The Credit Report fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.
01/25/2017: The price on the credit report is $X.XX - see attached.
01/25/2017: Audit reviewed the Credit Report which reflects "price $X.XX", and has determined that the documentation is clear evidence that the borrower was not charged a Credit Report fee. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.35%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 790; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 13.60 months reserves

300312303	c1680773-24df-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the file.		01/20/2017: A CDA report reflecting a value $2,820,000 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.35%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 790; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 13.60 months reserves

300312303	fd36efde-ca00-41af-a6f5-da423154bc8b	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Revised LE provision timing requirement to consummation not met
The re-disclosed LE reflects a Date Issued of XX/XX/XXXX.  Mailbox Rule/Presumed Receipt is applied and borrower was not in receipt of re-disclosed LE X specific business days prior to the consummation date.

01/23/17: Per the Disclosure History provided (page XXX)the last LE is dated XX/XX/XXXX which was provided in the credit upload (page XXX). Also the borrower e-consented which has the X day mailbox rule.

01/24/17: Lender provided the acknowledgement of intent to proceed and receipt of the initial CD within X days of the application date. E disclosure history in the file shows receipt of the LE on XX/XX/XXXX. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.35%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 790; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 13.60 months reserves

300312303	42418464-2a0c-4614-ae29-4257f535d597	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Waiver by borrower of Revised LE timing requirement not provided or properly documented	There is no evidence that a waiver by borrower of Revised LE timing requirement was provided.
01/24/17: Lender provided the acknowledgement of intent to proceed and receipt of the initial CD within X days of the application date. E disclosure history in the file shows receipt of the LE on XX/XX/XXXX Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.35%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 790; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 13.60 months reserves

300312303	30e0ab10-27df-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	DID SHOP Fee (Section C) & Recording Fee (Section E) exceeds 10% summary tolerance
Section E Recording Fees are subject to XX tolerance. LE dated XX/XX/XXXX reflects recording fees of $ XXXX with no resulting COC for any subsequent disclosures. The Final CD reflects a charge of $XXXX for a variance/refund required of XX to meet XX threshold.
01/20/2017: The Final CD provided in the loan file reflects a tolerance cure of $XX.XX which is sufficient. Loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.35%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 790; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 13.60 months reserves

300312303	b7d5b737-cdee-487f-ac22-7bd076b0fd63	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Borrower not provided 3 day rescission period
The Right to Cancel form was executed on XX/XX/XXXX with an expiration date of XX/XX/XXXX The Loan disbursement date on the final CD reflects as XX/XX/XXXX. However, XX/XX/XXXX was observed as a National Holiday. Rescission period should have expired on XX/XX/XXXX with Loan Disbursement of XX/XX/XXXX Provide a Notification of error to borrower, reopened rescission, evidence of shipment, corrected CD and corrected Right To Cancel.

02/06/2017: Compliance has determined that based on the commentary to the regulation, if a holiday falls on the weekend, the “day of observation” can be treated as a Business day and counted as a rescission day. Condition rescinded.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.35%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 790; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 13.60 months reserves

300312303	fb198779-42b9-44ce-9b4e-63cef636c710	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)
The title services fees in section C of the final Closing Disclosure do not reflect the correct service provider.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.

01/20/2017:  A Post Close CD provided in the file reflects the correct service provider for the title services fees.  A letter of explanation to the borrower along with proof of delivery was also provided in the file.  Condition Cleared.  Loan will be graded a B for all agencies.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.35%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 790; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 13.60 months reserves

300312303	ad1f6205-27df-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE is missing the lender's e-mail and phone number under the section, Additional Information About This Loan.		01/20/2017: This finding is not material. Loan will be graded a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.35%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 790; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 13.60 months reserves

300312303	7411c73d-25df-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Evidence of Taxes and Insurance	Missing evidence of taxes and insurance for the property reflected on the borrower's personal tax return, Schedule E.
01/25/2017: The schedule E states the type of property is #x, commercial and therefore no further information is required. Please rescind this condition. If you are unable to rescind this condition, please send it to management for a rescission of the condition.

01/25/2017: Audit reviewed the Lender Rebuttal, as well as re-analyzed loan documents, and has determined that the Schedule E commercial property is a business that the borrower has XX% ownership interest. The Profit and Loss were provided within the loan file with tax and insurance information for said property. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.35%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 790; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 13.60 months reserves

300312303	8c78325b-26df-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing payment history	Missing X month housing payment history reflecting X in the last twenty-four X months.		01/24/17: Lender provided the XX month housing payment history reflecting 0x30. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.35%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 790; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 13.60 months reserves

300238014	a0a2ed7c-a0f4-4583-ab52-33c478da5815	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for General Information section not present in L.E.	The LE dated XX/XX/XXXX is missing the lender's license number, e-mail and phone number under the section Additional Information About This Loan.		12/9/2016: Lender's contact information was provided on the final CD, therefore the LE is considered non-material. Loan will be rated a B for all agencies.
300238014	58b6f06b-c7b8-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.		12/9/2016: CDA provided reflecting reconciled value of $1,300,000 at 0% variance is deemed acceptable. Condition cleared.
300230156	ee4c7d1e-b5bc-e611-9869-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The License Number of the Settlement Agent or Settlement agent contact is missing.		12/07/2016: Cured post close. Lender provided corrected CD with license number. Loan will be graded a B for all agencies.
300230156	057f71ba-7abc-e611-9869-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.	12/14/2016: CDA	12/14/2016: A CDA report reflecting a value $1,100,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared
300230156	002149fd-de0c-4c36-9277-bd0fedec619f	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Lender Credits on Final Closing Disclosure at closing is inaccurate in relation to previous Initial disclosure(s)
The LE dated XX/XX/XXXX reflects a lender credit in the amount of $XXXX The lender credit decreased to $XXXX on the CD dated XX/XX/XXXX with no indication of a valid COC to account for the $XXXX decrease in the credit.
															12/16/2016: The difference is due to the removal of a loan level pricing adjustment for a XX bp credit for CLTV > XX% on XX/XX/XXXX which was evidenced by the XX/XX/XXXX CD and lock confirmation.	12/16/2016: Audit concurs with the Lender Rebuttal, and has determined that the review of the Rate Lock confirmations within the loan file validates lender credit on the final CD. Condition cleared.
300233668	2b591530-1ec2-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided		12/14/2016: A CDA dated 11/01/2016 with a value of $2,050,000 with 0% variance. Condition cleared.
300233668	b4164ad9-4cc2-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Credit Report fee in section B of the final Closing Disclosure reflects the payee as "Reimburse" instead of the actual service provider.  Please provide an LOE and confirmation of delivery to the borrower.

12/14/2016:  A Post Close CD in the loan file reflects the actual service provider for the Credit Report and a LOE to the borrower with confirmation of delivery.  Condition cleared.  The loan will be rate a B for all agencies.

300233668	f530aed1-4ac2-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE is missing the lender's e-mail and phone number under the section, Additional Information About This Loan.		12/14/2016: This is non-material. The loan will be rated a B for all agencies.
300233668	6aacdb00-1285-4d31-9f2a-5bc612acefe9	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The License Number of the Settlement Agent is missing. Please provide a LOE to the borrower and confirmation of delivery.		12/14/2016: A Post Close CD in the loan file reflects the License Number and LOE with confirmation of delivery. Condition cleared. The loan will be rated a B for all agencies.
300233668	96638d4a-4dc2-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	The Property Taxes in section F of the final Closing Disclosure is missing the government entity. Please provide a LOE and confirmation of delivery to the borrower.		12/14/16: A Post Close CD reflects the government entity along with a LOE to the borrower with confirmation of delivery. Condition cleared. The loan will be rated a B for all agencies.
300233668	dc07d8fe-4bc2-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	DID SHOP Fee (Section C) & Recording Fee (Section E) exceeds 10% summary tolerance	The Recording Fee was disclosed on LE as XX and on the Post Close CD as XX exceeding the allowable XX tolerance. A tolerance cure of XX is required. No evidence of tolerance cure provided in file.
12/21/2016:  Audit reviewed LE’s and post consummation CD.  Final LE Section C $XXX, Section E $X.  $XXXX x XXX% = $XXXX.  CD Section C title fees moved to Section B.  Section B fees included in tolerance calculation $XXXX + Section E $X = $XXXX.  Since fees moved from Section C to Section B, fees are subject to XX% cumulative tolerance.  No violation.  Condition rescinded.

300230919	ebfe01e7-52ff-424a-a389-ace58428b808	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error
The final Closing Disclosure dated Contact Information section is incomplete.  The License ID of the Settlement Agent is missing.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.

01/07/2017:  A Post Close CD provided in the file reflects the License ID of the Settlement Agent.  A letter of explanation to the borrower along with proof of delivery was also provided in the file.  Condition Cleared.  Loan will be graded a B for all agencies.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.42%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 795; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 53.10 months reserves

300230919	422a1efa-f1d4-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Missing Business Tax Returns
Missing 2014 & 2015 Business Tax Returns 1065 for the borrower's partnership listed as business #3 in the Employment section of the final loan application.  Per appendix Q, 2 years income documentation is required in order for the loan to be classified as a Qualified Mortgage. Additional conditions may apply.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.42%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 795; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 53.10 months reserves

300230919	3474a1f2-3f79-4438-ade2-f813db971bcc	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX   a Credit Report Fee of $XX no resulting CoC for any subsequent disclosures.  The final CD reflects a Credit Report Fee of $XX  fees are in a X% tolerance section. Lender tolerance cure of $XX required.
01/07/2017: The final closing disclosure reflects a post close tolerance cure of $XX.XX, which is sufficient. Loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.42%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 795; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 53.10 months reserves

300230919	342dbe8a-f3d4-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE is missing the lender's e-mail and phone number under the section, Additional Information About This Loan.		01/07/2017: This finding is not material. Loan will be graded a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.42%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 795; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 53.10 months reserves

300230919	c9b261ea-ef5e-46f3-8abb-f7d3182e07f6	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Appraisal Fee in section B of the Final Closing Disclosure reflects the incorrect service provider.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.

01/07/2017:  A Post Close CD provided in the file reflects the correct service provider for the Appraisal Fee.  A letter of explanation to the borrower along with proof of delivery was also provided in the file.  Condition Cleared.  Loan will be graded a B for all agencies.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.42%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 795; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 53.10 months reserves

300230919	fabc8788-f1d4-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		01/07/2017: A CDA report reflecting a value $1,255,000 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.42%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 795; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 53.10 months reserves

300230919	3272971b-f2d4-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Missing Executed Business Returns
Missing 2014 & 2015 Executed Business Returns (1065) for the borrower's partnership listed as business #x in the Employment section of the final loan application.  Per appendix Q, 2 years income documentation is required in order for the loan to be classified as a Qualified Mortgage. Additional conditions may apply.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.42%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 795; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 53.10 months reserves

300230919	7504f428-f2d4-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Missing K-1
Missing 2014 K-1 for the borrower's partnership listed as business #3in the Employment section of the final loan application.  Per appendix Q, 2 years income documentation is required in order for the loan to be classified as a Qualified Mortgage. Additional conditions may apply.
01/11/2017: See attached that shows the company was established in 2016 so there would not be any 2014 or 2015 tax returns. We also did not use any income from that company
01/11/2017 Reviewed the Lender Rebuttal, as well as documentation, and has determined that evidence was provided that the entity in question was established in 2016 Therefore, the 2014 K1 would NOT be required. Condition rescinded.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.42%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 795; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 53.10 months reserves

300233132	9c6713eb-2894-4fc9-9726-d64acf5a4d29	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The License ID of the Settlement Agent is missing.		12/05/2016: A Post Closing CD provided in the loan file reflects the License ID of the Settlement Agent. A letter was also provided in the loan file. Loan will be rated a B for all agencies.
300233132	1e6959bb-45d5-4c48-94cb-66a26131acb3	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Amount Financed over disclosed (Exceeds $35 variance/threshold)
The Amount Financed is over disclosed and exceeds allowable XX variance/threshold for Refinance Transactions. The Closing Disclosure reflects an Amount Financed of XX vs. actual XX an over disclosure of XX

12/13/2016: Audit consulted with Compliance, and has determined that the finding is invalid. CD reflects the itemization of the Appraisal fee from one lump sum fee to two separate fees. Appraisal Management Fee is NOT a Finance Charge. Condition rescinded.

300233132	cca9e0e7-2fbb-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE dated XX/XX/XXXX is missing the lender's phone number under the section, Additional Information About This Loan.		12/05/2016: This finding is not material. Loan will be graded a B for all agencies.
300233132	25f90254-31bb-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
The property taxes in section F of the final Closing Disclosure are missing the government entity.  1026.38(g)(2) PREPAIDS. Under the subheading “Prepaids” and in the applicable column as described in paragraph (g) of this section, an itemization of each amount for charges described in § 1026.37(g)(2), the name of the person ultimately receiving the payment or government entity assessing the property tax, provided that the person ultimately receiving the payment need not be disclosed for the disclosure required by § 1026.37(g)(2)(iii) when disclosed pursuant to this paragraph, and the total of all such itemized amounts that are designated borrower paid at or before closing.
12/05/2016: A Post Closing CD provided in the loan file reflects the government entity for the property taxes. A letter was also provided in the loan file. Loan will be rated a B for all agencies.
300233132	2820c246-30bb-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The appraisal and credit report fees in section B of the final Closing Disclosure is missing the name of the service provider.
12/05/2016:  A Post Closing CD provided in the loan file reflects the service provider for the appraisal and credit report fees.  A letter was also provided in the loan file.  Loan will be rated a B for all agencies.

300233132	c807272c-ffba-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.	12/13/2016: CDA	12/13/2016: A CDA report reflecting a value $1,480,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
300233132	3b022ea5-29e4-465b-92ee-71da8a4545e1	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Finance Charge under disclosed (Exceeds $35 variance/threshold) for Rescindable Transactions	The final Closing Disclosure reflects the Finance Charge as XX vs. actual Finance Charge of XX An under disclosure of XX which exceeds the XX allowable tolerance for Rescindable Transactions.
12/13/2016: Audit consulted with Compliance, and has determined that the finding is invalid. CD reflects the itemization of the Appraisal fee from one lump sum fee to two separate fees. Appraisal Management Fee is NOT a Finance Charge. Condition rescinded.

300257694	79809885-01c6-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in file.		12/19/2016: A CDA report provided reflected a value of $643,000 at 0% variance . Condition cleared.
 Disposable Income is higher than guideline minimum Disposable income of $6,235.71.; FICO is higher than guideline minimum Fico of 776.; Reserves are higher than guideline minimum Reserves of 52.4 months

300257694	b8a9ced6-01c6-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing final application (1003)	File is missing the Final Application.	12/27/2016: see attached	12/27/2016: Audit review of executed Final Application documentation submitted is deemed acceptable. Condition cleared.
 Disposable Income is higher than guideline minimum Disposable income of $6,235.71.; FICO is higher than guideline minimum Fico of 776.; Reserves are higher than guideline minimum Reserves of 52.4 months

300257694	7aa9dcf9-01c6-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE dated XX/XX/XXXX is missing the lender's e-mail or phone number under the section, Additional Information About This Loan		12/19/2016: The finding is non material. Loan will be graded a B for all agencies
 Disposable Income is higher than guideline minimum Disposable income of $6,235.71.; FICO is higher than guideline minimum Fico of 776.; Reserves are higher than guideline minimum Reserves of 52.4 months

300257694	dd51fc49-02c6-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Credit Report Fee and Appraisal Fee in section B of the Closing Disclosure reflects "reimburse" and does not reflect the name of the payee.  Please provide a LOE to the borrower and confirmation of delivery.

12/19/2016: A Post Close CD in the loan file reflects the payee for the Credit Report and Appraisal Report with LOE and confirmation of delivery to the borrower.  Condition cleared. Loan will be graded a B for all agencies

 Disposable Income is higher than guideline minimum Disposable income of $6,235.71.; FICO is higher than guideline minimum Fico of 776.; Reserves are higher than guideline minimum Reserves of 52.4 months

300257694	5dedbd8b-01c6-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	File is missing the Broker Affiliated Business Disclosure for the broker. If the Broker is not affiliated with any other businesses, please provide an attestation stating such.	12/27/2016: see attached	12/27/2016: Audit review of Broker Affiliated Business Disclosure submitted is within three days of application date. Documentation submitted is deemed acceptable, condition cleared.
 Disposable Income is higher than guideline minimum Disposable income of $6,235.71.; FICO is higher than guideline minimum Fico of 776.; Reserves are higher than guideline minimum Reserves of 52.4 months

300233699	eefe417b-901c-4e6c-9934-4834b3453417	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Funding occurred before RTC Expiration Date	Transaction date is XX/XX/XXXX the RTC expiration date is XX/XX/XXXX the disbursement date from the CD is XX/XX/XXXX XX days were not provided.		12/16/2016: A Post close CD cured the ROR dates as this is a dry funding state. Condition cleared. The loan will be rated a B for all agencies.
300233699	5c66f8d6-c79f-4709-960f-6534b9a2b377	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure dated XX/XX/XXXX Contact Information section is incomplete. The Name and email Address of the Lender is missing.		12/16/2016: A Post Close CD in the loan file reflects the License number. Condition cleared. The loan will be rated a B for all agencies.
300233699	5032df1d-f9c2-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.		12/16/2016: A CDA report dated 11/23/2016 with a value of $2,030,000 and 0% variance. Condition cleared.
300233699	5d9a7266-b8c3-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE is missing the lender e-mail address and phone number under the section, Additional Information About This Loan.		12/16/2016: This is a non-material issue. The loan will be rated a B for all agencies.
300233667	a250537f-d35c-4a5e-8d8b-8dad877d6b0b	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The License Number of the Settlement Agent is missing.		12/1/2016: Corrected on post close CD. Loan will be rated a B.
300233667	75cdd501-b1e4-4b87-8f37-bcf63de0c442	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	APR on Final Closing Disclosure is inaccurate in relation to previous Initial disclosure(s) – no evidence of further re-disclosure in file (APR < 0.125 variance – Over disclosed)
Missing evidence of APR re-disclosure. The final Closing Disclosure reflects an APR of XXX.XX The prior Closing Disclosure reflects an APR of XXX.XX which is a difference of XX.XX and exceeds allowable tolerance of XX.XX
12/06/2016: Re disclosed CD provided with an APR of X.XXX% , X business day waiting period requirement was completed. Condition cleared.
300233667	0c6b3eca-97b8-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE dated XX/XX/XXXX is missing the lender's phone number under the section, Additional Information About This Loan.		12/02/2016: This finding is not material. Loan will be graded a B for all agencies.
300233667	39aed8bb-0fb8-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Closing Disclosure / CD Not in File	Missing Closing Disclosure for change of circumstance dated XX/XX/XXXX		12/06/2016: CD dated XX/XX/XXXX reflecting the change as evidenced on the change of circumstance was provided. Condition cleared.
300233667	6f3ab3e3-a3b9-4ec8-96fd-d46e95742141	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Lender Credits on Final Closing Disclosure at closing is inaccurate in relation to previous Initial disclosure(s)
The LE dated XX/XX/XXXX reflects a lender credit in the amount of $XXXX.XX The lender credit decreased to $XX.XX on the Final CD dated with no indication of a valid COC to account for the $XX.XX decrease in the credit.

12/06/2016: Per the lock confirmation dated XX/XX/XXXX the rate was reduced and the lender credit was reduced to $XXX.XX  The credit reflected in Section J and in paid by others column equals the amount reflected on the lock confirmation. Condition rescinded.

300233667	fbc3a0cd-0db8-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in file.		12/6/2016: CDA provided reflecting reconciled value of $1,155,000 at 0% variance is deemed acceptable. Condition cleared.
300233667	05471ffe-0eb8-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Mortgage	Missing Legal Description attachment for the Mortgage.		12/06/2016: All pages of the mortgage including the legal description was provided. Condition cleared.
300233667	e6219d1a-9891-4134-85a5-280c90dbf9a8	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided	FACTA-Notice to Home Loan Applicant & Consumer Score Disclosure not provided to the borrowers.		12/6/2016: A FACTA-Notice to Home Loan Applicant & Consumer Score Disclosure signed by both borrowers was provided. Condition cleared.
300233763	049d4691-b2dc-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE is missing the lender's e-mail and phone number under the section, Additional Information About This Loan.		01/17/2017: This finding is not material. Loan will be graded a B for all agencies.
300233763	b857ad26-17dc-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		01/17/2017: A CDA report reflecting a value $1,094,000 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
300233763	b7d8e4fa-5d2a-482f-816b-89d018a6c405	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Credit Report Fee reflected in section B of the final Closing Disclosure reflects the fee being reimbursed to the broker and does not reflect the name of the actual payee.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.

01/17/2017:  A Post Close CD provided in the file reflects the payee name of the Credit Report Fee.  A letter of explanation to the borrower along with proof of delivery was also provided in the file.  Condition Cleared.  Loan will be graded a B for all agencies.

300238020	9d84af69-ff13-41ac-9013-390cd243f48e	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The License Number of the Settlement Agent or Settlement Agent Contact is missing.		12/07/2016: Post Close CD corrected contact information section. Loan will be graded a B for all agencies.
300238020	f285b9f1-0bbb-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.	12/14/2016: CDA	12/14/2016: A CDA report reflecting a value $945,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
300233679	144624a9-69c1-e611-86eb-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Documentation	Executed HELOC Closure Letter was not provided in the file. HELOC Closure Letter provided in the file was not executed by the borrowers.	12/19/2016: see attached	12/19/2016: Audit reviewed executed HELOC Closure Letter, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 22.17%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 805; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 46.10 months reserves

300233679	aae2eb8e-6eea-4893-9f92-389715431181	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Initial Escrow Account Disclosure	Initial Escrow Account Disclosure was not provided in the file.	12/19/2016: see attached
12/19/2016: Audit reviewed the Initial Escrow Account Disclosure, and has determined that the "starting balance" reflects same as CD escrows. Documentation submitted is deemed acceptable. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 22.17%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 805; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 46.10 months reserves

300233679	dec22a6a-4fc1-e611-86eb-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error
The final Closing Disclosure Contact Information section is incomplete. The License Number of the Settlement Agent is missing.  Please note that a letter of explanation to the borrower must also be issued.

12/13/2016: A Post Close CD provided in the loan file reflects the License Number for the Settlement Agent.  A letter of explanation to the borrower and proof of delivery was also provided in the file.  Condition cleared. Loan will be graded a B for all agencies.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 22.17%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 805; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 46.10 months reserves

300233679	4eb86462-4fc1-e611-86eb-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE dated XX/XX/XXXX is missing the lender's e-mail or phone number under the section, Additional Information About This Loan		12/13/2016: This finding is non material. Loan will be graded a B for all agencies
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 22.17%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 805; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 46.10 months reserves

300233679	47bf2e4f-4fc1-e611-86eb-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in file		12/14/2016: CDA provided reflecting a value of $629,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 22.17%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 805; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 46.10 months reserves

300233679	9af63b0b-ee44-467a-a94f-05a5577b9e08	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)
The Title-Endorsement Fee, Title-2nd payoff Fee, Title-Premium for lenders Coverage and Title-Settlement or Closing Fee are reflected in section pf the final Closing Disclosure.  The Borrower did not shop for their title service provider and used the provider on the WLSP..  The title service provider fees should be listed in section B of the CD.  Please note that a letter of explanation to the borrower must also be issued.

12/13/2016: A Post Close CD provided in the loan file reflects the title fees in section B.  A letter of explanation to the borrower and proof of delivery was also provided in the file.  Condition cleared. Loan will be graded a B for all agencies.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 22.17%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 805; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 46.10 months reserves

300233679	a427b680-69c1-e611-86eb-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Right To Cancel Form	Right to Cancel Form for the Co-Borrower was not provided in the file.	12/19/2016: see attached	12/19/2016: Audit reviewed executed Right to Cancel by co-borrower, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 22.17%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 805; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 46.10 months reserves

300268776	9ae42c47-a5ce-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE is missing the lender's e-mail or phone number under the section, Additional Information About This Loan.		12/30/2016: This finding is not material. Loan will be graded a B for all agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 789; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 52.90 months reserves; Years on Job Borrower has 9.92 years on job

300268776	084a3742-a6d9-462f-a867-72bffc3cd8ad	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error
The final Closing Disclosure dated Contact Information section is incomplete.  The License ID of the Settlement Agent is missing.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.

12/30/2016:  A Post Close CD provided in the loan file reflects the License ID of the Settlement Agent.  A letter of explanation to the borrowers along with proof of delivery was also provided in the file.  Condition cleared.  Loan will be rated a B for all agencies.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 789; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 52.90 months reserves; Years on Job Borrower has 9.92 years on job

300268776	59270770-66ef-4c5e-92da-d1b62fa2567c	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Appraisal Fee and Credit Report in section B of the final Closing Disclosure reflects “reimburse” and does not reflect the name of the payee.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.

12/30/2016:  A Post Close CD provided in the loan file reflects the payee for the Appraisal Fee and Credit Report.  A letter of explanation to the borrowers along with proof of delivery was also provided in the file.  Condition cleared.  Loan will be rated a B for all agencies.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 789; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 52.90 months reserves; Years on Job Borrower has 9.92 years on job

300268776	c0276f6d-cdce-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Documentation
Per lender's guidelines, If the borrower is converting their current primary residence to a rental property and using rental income to offset the payment the following requirements apply:  Borrower must have documented equity in departure residence of XX documented equity must be evidenced by an exterior or full appraisal dated within X months of subject transaction, or documented equity may be evidence by the original sales price and the current unpaid principal balance, copy of current lease agreement, copy of security deposit and evidence of deposit to borrower’s account and 12 month landlord experience not required.  Although the current lease agreement, copy of security deposit and 12 month landlord experience were provided in the file, there is no evidence that the documented equity or deposit to borrower's account were provided.
01/09/2017: please see attached, note these items were provided in the initial upload
01/16/2017:  Received appraisal and note verifying >XX% equity in departing residence.  Received copy of check and evidence of deposit to account. Condition cleared. 01/09/2017: Audit reviewed documentation, and has determined that there is no evidence that the documented equity or deposit to borrower's account were provided. Condition remains.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 789; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 52.90 months reserves; Years on Job Borrower has 9.92 years on job

300268776	c0230219-cfce-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
The property taxes in section F of the final Closing Disclosure are missing the government entity and the Real Estate Commission in section H of the final Closing Disclosure does not reflect the name of the payee.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.

12/30/2016:  A Post Close CD was provided in the file reflecting the government entity for the property taxes and the payee for the real estate commission.  A letter of explanation to the borrowers along with proof of delivery was also provided in the file.  Condition cleared.  Loan will be rated a B for all agencies.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 789; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 52.90 months reserves; Years on Job Borrower has 9.92 years on job

300268776	9aaf65f7-a5ce-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.		12/30/2016: A CDA report reflecting a value $1,256,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 789; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 52.90 months reserves; Years on Job Borrower has 9.92 years on job

300268776	80b2afa4-cece-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Hazard Insurance Shortfall
The applicable underwriting guidelines required the subject property to be protected against loss from damage.  The hazard insurance coverage is insufficient. The hazard insurance declaration in file reflects x.x in dwelling coverage with XX replacement cost XX for total coverage of XX  The hazard policy does not reflect guaranteed replacement cost and a replacement cost estimator was not provided in the file.  The loan amount is $XXX,XXX and replacement cost new from the appraisal is XX which reflects a XX coverage shortfall.
01/09/2017: see attached
01/09/2017: Audit reviewed the documentation submitted, and has determined that a cost estimator was prepared by the borrower's insurance agent. Documentation from the insurance carrier does confirms the coverage amount is at least equal to XXX% of the estimated replacement cost of the home. Coverage is sufficient. Condition cleared.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 789; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 52.90 months reserves; Years on Job Borrower has 9.92 years on job

300233761	bd4b7f75-a8d9-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE is missing the lender's email and phone under the section, Additional Information About This Loan.		01/13/2017: This is a non-material issue. The loan will be rated a B for all agencies.
 Current Mortgage Payment is lower than previous payment UW Guides require 8 months reserves, loan qualified with 40 months reserves; Years in Primary Residence Borrower has resided in subject for 2 years; Years on Job Borrower has 18 years on job

300233761	570fbf76-503e-4cf4-b1c8-9a2e9f2f9dca	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The License Number of the Settlement Agent is missing. Please provide a LOE and confirmation of delivery to the borrower.	01/18/2017: see attached CD
01/18/2017:  Audit review of revised CD includes all contact information required for the Lender, Broker, Real Estate Agents and Settlement Agent.  Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'.  01/13/2017:  A Post close CD in the loan file reflects the license number.  No LOE or confirmation of delivery.  Condition remains.

 Current Mortgage Payment is lower than previous payment UW Guides require 8 months reserves, loan qualified with 40 months reserves; Years in Primary Residence Borrower has resided in subject for 2 years; Years on Job Borrower has 18 years on job

300233761	e18f8521-10d9-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		01/17/2017: CDA provided reflecting a value of $770,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 Current Mortgage Payment is lower than previous payment UW Guides require 8 months reserves, loan qualified with 40 months reserves; Years in Primary Residence Borrower has resided in subject for 2 years; Years on Job Borrower has 18 years on job

300233761	cb955f1c-a8d9-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee was not reflected in section B of the Closing Disclosure despite evidence of a credit report in the file.  The Credit Report Fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
01/13/2017: A Post close CD in the loan file reflects a credit report fee charge. Condition cleared. The loan will be rated a B for all agencies.
 Current Mortgage Payment is lower than previous payment UW Guides require 8 months reserves, loan qualified with 40 months reserves; Years in Primary Residence Borrower has resided in subject for 2 years; Years on Job Borrower has 18 years on job

300257693	b6e89c66-58c1-e611-86eb-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		12/14/2016: CDA provided reflecting a value of $1,150,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300257693	41e7247b-58c1-e611-86eb-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE is missing the lender's e-mail or phone number under the section, Additional Information About This Loan.		12/13/2016: This finding is not material. Loan will be graded a B for all agencies.
300257693	c6594414-76ed-4262-960c-3f142d0bd217	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error
The final Closing Disclosure Contact Information section is incomplete.  The License ID of the Settlement Agent are missing.  Please note that a letter of explanation to the borrower must also be issued.
12/13/2016: A Post Close CD was provided in the loan file along with a letter of explanation to the borrower and proof of delivery. Loan will be rated a B for all agencies.
300319621	26abc751-54e9-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(w)	CB	B	B	Credit	Ineligible Property Type	Client to review, the appraisal reflects an illegal garage conversion without permits.
please rescind condition- The jumbo guidelines do not state that a garage conversion without permit makes the property ineligible. Going back to agency guides, the appraiser should comment on quality and impact to market value. He stated that there was no effect of marketability and it was not included in GLA, for the living space. It looks like he appraised it based on if it was used as a 1 car garage with 2 driveway parking
02/15/2017: Audit acknowledges the client approved exception for the illegal garage conversion without permits. Loan will be rated a B.02/07/2017: Pending exception from client
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 20.37%; FICO is higher than guideline minimum UW Guides require FICO of 200, loan qualified with FICO of 774; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 20.60 months reserves

300319621	06621936-be7e-4762-a4fe-d3c984a2392d	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error
The Final Closing Disclosure Contact Information section is incomplete. The License Number of the Settlement Agent is missing. A Letter of Explanation and confirmation of delivery to the borrower is required.

2/1/2017: The Post Close CD reflects the License number and the file has a letter of explanation that states ‘clerical errors” with a courier delivery voucher. Condition cleared. Loan will be graded a B for all agencies.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 20.37%; FICO is higher than guideline minimum UW Guides require FICO of 200, loan qualified with FICO of 774; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 20.60 months reserves

300319621	6923bead-d4e8-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE dated XX/XX/XXXX is missing the lender's e-mail and phone number under the section: Additional Information About This Loan		2/1/2017: This finding is not material. Loan will be graded a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 20.37%; FICO is higher than guideline minimum UW Guides require FICO of 200, loan qualified with FICO of 774; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 20.60 months reserves

300319621	29926146-a7e8-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.	02/03/2017: CDA
02/03/2017: A CDA report reflecting a value $825,000.00, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.02/02/2017: CDA provided reflecting a value of $825,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 20.37%; FICO is higher than guideline minimum UW Guides require FICO of 200, loan qualified with FICO of 774; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 20.60 months reserves

300225039	c0469d8a-d5c3-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	The property taxes in section F of the final Closing Disclosure are missing the government entity. Please note that a letter of explanation to the borrower must also be issued.
12/17/2016; A Post Close CD in the loan file reflects the government entity in section F.  A letter of explanation to the borrower and proof of delivery was also provided in the file.  Condition cleared. Loan will be graded a B for all agencies.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.82%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 740; Years on Job Borrower has 26 years on job

300225039	dd893e26-ccc3-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error
The Final Closing Disclosure Contact Information section is incomplete. The License Number of the Settlement Agent is missing. Please note that a letter of explanation to the borrower must also be issued.

12/16/2016; A Post Close CD in the loan file reflecting the License ID of the Settlement Agent was provided in the file.  A letter of explanation to the borrower and proof of delivery was also provided in the file.  Condition cleared. Loan will be graded a B for all agencies.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.82%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 740; Years on Job Borrower has 26 years on job

300225039	aa8f2943-e8c3-4a3e-b33c-e231eac43de5	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	APR on Final Closing Disclosure is inaccurate in relation to previous Initial disclosure(s) – no evidence of further re-disclosure in file (APR > 0.125 variance – Under disclosed)	APR on final CD dated XX/XX/XXXX is inaccurate and exceeds X.XXX% tolerance. CD value of $XXXX vs. calculated value of $XXXX for a variance of $XXXX under disclosed.
12/17/2016:  The borrower received a Revised CD X business days prior to closing reflecting APR of X.XXX%.  Under-disclosure of APR is considered a non-material finding.  Loan will be graded a B for all agencies

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.82%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 740; Years on Job Borrower has 26 years on job

300225039	5005e04d-c1ad-4546-8bea-df0ffb551649	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Waiver by borrower of C.D. timing requirement not properly documented for APR variance (Under disclosed)
Waiver by borrower not provided in the file.  APR on final CD dated XX/XX/XXXX is inaccurate and exceeds XX tolerance.  CD value of $XXXX vs. calculated value of $XXXX for a variance of $XXXX under disclosed.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.82%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 740; Years on Job Borrower has 26 years on job

300225039	df20c8c9-cbc3-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE dated XX/XX/XXXX is missing the lender's e-mail or phone number under the section, Additional Information About This Loan.		12/16/2016: The finding is non material. Loan will be graded a B for all agencies
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.82%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 740; Years on Job Borrower has 26 years on job

300225039	1ac810fa-d6c3-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing asset documentation	Per lender's guidelines, the maximum age of the asset documentation XX days prior to the Note Date. The asset documentation provided in the file were not dated within XX days of the Note Date.	02/23/2017: Please see the attached documents to clear this condition
02/23/2017: Audit reviewed the Quarterly statement for Assets, and has determined that the documentation submitted is deemed acceptable. Documentation is within XX days of the Note date. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.82%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 740; Years on Job Borrower has 26 years on job

300225039	1d683643-d5c3-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Credit Report and Appraisal Report in section B of the Closing Disclosure reflects "reimburse" and does not reflect the name of the payee.  Please note that a letter of explanation to the borrower must also be issued.

12/17/2016; A Post Close CD in the loan file reflects the payee for the Credit Report and the Appraisal Report.  A letter of explanation to the borrower and proof of delivery was also provided in the file.  Condition cleared. Loan will be graded a B for all agencies.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.82%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 740; Years on Job Borrower has 26 years on job

300225039	e1f011bf-cbc3-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in the file.		12/21/2016: CDA provided reflecting a value of $890,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.82%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 740; Years on Job Borrower has 26 years on job

300225039	1d90b8d7-d2c3-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Note	The Note is missing from the file.	12/27/2016: see attached	12/27/2016: Audit reviewed copy of executed Note, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.82%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 740; Years on Job Borrower has 26 years on job

300225039	28bad884-a684-4714-9a51-280bfeedd8cf	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Lender Credits on Final Closing Disclosure at closing is inaccurate in relation to previous Initial disclosure(s)
Lender Credits on Final Closing Disclosure at closing is inaccurate in relation to previous Initial disclosure(s): Initial Loan Estimate reflects credit in the amount of $XXXX Credit decreased to $X.XX on Final Closing Disclosure with no indication of CoC to account for adjustment in credit on previous disclosures. Variance of credit is $XXXX
12/27/2016: page X of the CD shows lender credit of $XXXX, see attached CD
12/27/2016: Audit reviewed the Lender Rebuttal, as well as documentation submitted, and has determined that the corresponding COC's and Rate Lock Confirmations validate the credit on the final CD. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.82%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 740; Years on Job Borrower has 26 years on job

300233791	8b360357-01c3-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	File is missing the Broker Affiliated Business Disclosure. If the broker is not affiliated with any other businesses , please provide an attestation stating such.	12/23/2016: please see attached	12/23/2016: Audit review of lender attestation statement regarding "Broker has no Affiliated Businesses" is deemed acceptable, condition cleared.
300233791	d09e6bd7-f3c2-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The Final Closing Disclosure Contact Information section is incomplete. The License Number of the Settlement Agent is missing. A LOE regarding the errors is required as well.		12/15/2016: A Post Close CD in the loan file reflects the license numbers as well as a LOE. Condition cleared. Loan will be graded a B for all agencies.
300233791	34b79c74-19c3-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Sufficient RESPA Cure provided on HUD-1	Final Closing Disclosure reflects a tolerance cure in the amount of $XXXX paid to the borrower for an Recoding Fee charge cure.		12/15/2016: Final Closing Disclosure reflects a tolerance cure in the amount of $XX.XX paid to the borrower for a Recording Fee charge cure. The loan will be rated a B for all agencies.
300233791	a2d24079-1bc3-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	General Compliance Exception
The subject loan was funded in a dry funding state.  Estimated Settlement Statement in file indicates a cash to borrower of $XXXX vs. the Post CD which reflects a cash to borrower of $XXXX with a discrepancy of $XXXX  Please provide Final Settlement Statement and explanation of discrepancy.
12/28/2016: please see attached
12/28/2016: Audit reviewed the corrective CD and final Settlement Statement, and has determined that the cash to close on both documents is $XXXX Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within XX days from error notification was provided. Loan will be rated a 'B'. Condition cleared.

300233791	109674a6-f3c2-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in file.		12/20/2016: CDA provided reflecting reconciled value of $1,140,000 at 0% variance is deemed acceptable. Condition cleared.
300233791	1666c9ae-f3c2-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE dated XX/XX/XXXX is missing the lender's e-mail or phone number under the section, Additional Information About This Loan.		12/15/2016: The finding is non material. Loan will be graded a B for all agencies.
300280277	59b17e0c-0ddc-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Rescind	A	A	VA	A	A	Property	313 - Property in Disaster Area	Property located in a FEMA declared disaster area. Inspection post incident date not provided.		01/20/2017: Audit reviewed FEMA declared disaster table, and has determined that incident was almost a year ago, XX/XX/XXXX. Condition rescinded.
 DTI is lower than guideline maximum Guides maximum DTI is 43%, loan qualified at 35.6% DTI; FICO is higher than guideline minimum Guidelines require 680 FICO, loan qualified with 780 FICO.; Reserves are higher than guideline minimum Guides require 6 months reserves, loan qualified with 27.8 months reserves

300280277	205f6f00-0ddc-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.		1/19/2017: CDA provided reflecting reconciled value of $800,000 at 0% variance is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum Guides maximum DTI is 43%, loan qualified at 35.6% DTI; FICO is higher than guideline minimum Guidelines require 680 FICO, loan qualified with 780 FICO.; Reserves are higher than guideline minimum Guides require 6 months reserves, loan qualified with 27.8 months reserves

300280277	eafbce54-eb68-4507-b3a6-9d36ce333a27	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Special Information Booklet / Home Loan Toolkit	Missing Special Information Booklet/Home Loan Toolkit.	01/23/2017: see attached acknowledgement
01/23/2017: Audit review of evidence that the Special Information Booklet/Home Loan Toolkit XX/XX/XXXX was submitted within three days of application date XX/XX/XXXX was provided. Documentation submitted is deemed acceptable, condition cleared

 DTI is lower than guideline maximum Guides maximum DTI is 43%, loan qualified at 35.6% DTI; FICO is higher than guideline minimum Guidelines require 680 FICO, loan qualified with 780 FICO.; Reserves are higher than guideline minimum Guides require 6 months reserves, loan qualified with 27.8 months reserves

300280277	76511077-dc4a-48a9-9f3c-f38dd48530c7	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	Missing "valid" WLSP. The WLSP in file refers to the GFE which is for Pre-TRID use.
01/23/2017: We believe the form provided is in compliance with the requirement. When providing a service provider list to allow a borrower to shop, there are two specific requirements that must be met:1 ) at least one available service provider must be listed for each service; and 2) the service provider list states that the consumer may choose a different provider than that listed. The service provider list for this loan meets both of those criteria. Please note that the model form outlined in H-27 is not mandatory.
01/23/2017: Audit review of WLSP and is showing relevant provider information. The issues of referencing the GFE and fees not being itemized is considered a non-material B grade by the client.
 DTI is lower than guideline maximum Guides maximum DTI is 43%, loan qualified at 35.6% DTI; FICO is higher than guideline minimum Guidelines require 680 FICO, loan qualified with 780 FICO.; Reserves are higher than guideline minimum Guides require 6 months reserves, loan qualified with 27.8 months reserves

300280277	3d362e13-0cdc-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Evidence of Taxes and Insurance	Missing evidence of taxes and insurance for RE0	01/23/2017: please see attached statement to evidence the taxes and insurance are included in the mortgage payment, please note this was included in the credit upload	01/23/2017: Audit reviewed the REO mortgage statement, and has determined that the taxes and insurance were both reflected on the statement and included in the monthly payments. Condition cleared.
 DTI is lower than guideline maximum Guides maximum DTI is 43%, loan qualified at 35.6% DTI; FICO is higher than guideline minimum Guidelines require 680 FICO, loan qualified with 780 FICO.; Reserves are higher than guideline minimum Guides require 6 months reserves, loan qualified with 27.8 months reserves

300234171	9d1214f6-bcdd-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Documentation	Missing evidence the HELOC will be closed or frozen at closing. Additional conditions may apply.		01/20/17: HELOC closure letter provided. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.27%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 789; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 124.10 months reserves

300234171	27c1d487-afdd-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing income documentation
The loan file is missing the signed XXXX Tax Returns with all schedules.  The XXXX Tax Return reflects the borrower has Schedule C income however; the XXXX tax return with all schedules is missing.  Loan is non QM compliant, additional conditions may apply.
01/20/17: Lender provided the signed XXXX tax returns. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.27%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 789; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 124.10 months reserves

300234171	f9a6f039-1101-4907-ad42-ddf6c3e3af6c	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE is missing the lender's email and phone number under the section, Additional Information About This Loan.		01/18/2017: This is non-material issue. The loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.27%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 789; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 124.10 months reserves

300234171	bedd09f8-0ddc-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report is missing from the loan file.		01/18/2017: A CDA report dated 12/21/216 reflects a value of $1,100,000 at a 0% variance with the appraised value. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.27%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 789; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 124.10 months reserves

300234724	c935f1fd-01b8-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
The Principal reduction- excess Rate Credit- in the amount of $XXXX is listed in Section H of the final Closing Disclosure. Creditor-paid principal reductions should be disclosed in the Summaries of Transactions section on page three of the Closing Disclosure in the “Other Credits” area of Section L. In instances where a principal curtailment is needed to reduce the cash back to the borrower, it is allowable to reflect the principal curtailment (principal reduction) in the Payoffs and Payments table on the Alternate form. A general credit would be listed in Section J of the C.D. (per TRID Round Table XX/XX/XXXX

12/16/2016: Audit reviewed the Lender Rebuttal, and has determined that in instances where a principal curtailment (principal reduction) is needed to reduce the cash back to the borrower, it is allowable to reflect the principle curtailment (principle reduction) in the Payoffs and Payments table on the Alternate form. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within XX days from error notification was provided. Loan will be rated a 'B'. Condition cleared.

300234724	bcf6b098-ef4c-442f-92b3-fb52aa95fef6	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The license number of the Settlement Agent is missing.		12/1/2016: A Post Close CD reflects the license number. Condition cleared. The loan will be rated a B for all agencies.
300234724	3113e3d7-ffb7-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE is missing the lender's e-mail and phone number under the section: Additional Information About This Loan.		12/01/2016: This finding is not material. Loan will be graded a B for all agencies.
300234724	64f7506c-32a1-4297-b092-943d65dc1d86	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)
The Title-Endorsement, Title-Mobile Notary, Title-Premium for Lender's Coverage and Title-Settlement or Closing fees are reflected in section C of the final Closing Disclosure. The borrower selected a service provider from the WLSP for title services. The title service provider fees should be listed in section B of the CD.
12/01/2016: A Post Closing CD provided in the loan file reflects the title service provider fees in Section B. Loan will be rated a B for all agencies.
300234724	8a72c068-6c00-4bea-877f-f7e037e22a76	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Finance Charge under disclosed (Exceeds $35 variance/threshold) for Rescindable Transactions
The final Closing Disclosure reflects the Finance Charge as XX vs. XX actual Finance Charge of XX/XX/XXXX An under disclosure of XX/XX/XXX  which exceeds the XX  allowable tolerance for Rescindable Transactions.
12/16/2016: please see attached
12/16/2016: Audit consulted with Compliance, and has determined that the finding is invalid. CD reflects the itemization of the Appraisal fee from one lump sum fee to two separate fees. Appraisal Management Fee is NOT a Finance Charge. Condition rescinded.

300234724	c8010e7a-a6ca-42cd-921a-59164f4fd4b8	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Amount Financed over disclosed (Exceeds $35 variance/threshold)
The Amount Financed is over disclosed and exceeds allowable XX variance/threshold for Refinance Transactions. The Closing Disclosure reflects an Amount Financed of XX vs.. actual XX, an over disclosure of XX
12/16/2016: please see attached
12/16/2016: Audit consulted with Compliance, and has determined that the finding is invalid. CD reflects the itemization of the Appraisal fee from one lump sum fee to two separate fees. Appraisal Management Fee is NOT a Finance Charge. Condition rescinded.

300234724	2849b827-02b8-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.		12/6/2016: CDA provided reflecting reconciled value of $1,380,000 at 0% variance is deemed acceptable. Condition cleared.
300238012	7acb783b-f6c7-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE dated XX/XX/XXXX is missing the lender's e-mail or phone number under the section, Additional Information About This Loan.		12/21/2016; The finding is non material. Loan will be graded a B for all agencies
300238012	9a80a12e-f6c7-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in file.		12/22/2016: CDA provided reflecting a value of $950,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
300238012	5ad1351d-f9c7-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	The property taxes in section F of the final Closing Disclosure are missing the government entity. Please note that a letter of explanation to the borrower must also be issued.
12/21/2016: A Post Close CD in the loan file reflects no prepaid taxes in section F.  A letter of explanation to the borrower along with proof of delivery was also provided in the file.  Condition cleared. Loan will be graded a B for all agencies.

300238012	7a2e5088-f6c7-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error
The Final Closing Disclosure Contact Information section is incomplete. The License Number of the Settlement Agent is missing.  Please note that a letter of explanation to the borrower must also be issued.

12/21/2016: A Post Close CD in the loan file reflects the License ID of the Settlement Agent.  A letter of explanation to the borrower along with proof of delivery was also provided in the file.   Condition cleared. Loan will be graded a B for all agencies.

300234723	c01a286f-6e79-4898-b374-755097913fc0	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error
The Final Closing Disclosure Contact Information section is incomplete. The License Number of the Settlement Agent is missing.  Please note that a letter of explanation to the borrower must also be issued.

12/04/2016:  A Post Close CD was provided in the file reflecting the License Number of the Settlement Agent.  A letter of explanation to the borrower was also provided in the file.  Loan will be rated a B for all agencies.

300234723	40c88021-9fb8-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE dated XX/XX/XXXX is missing the lender's e-mail or phone number under the section, Additional Information About Loan.		12/04/2016: This finding is not material. Loan will be graded a B for all agencies.
300234723	b9b5a427-b5b8-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee was not reflected in section B of the Closing Disclosure despite evidence of a credit report in the file.  The Credit Report Fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
12/13/2016: see attached revised CD
12/13/2016: Audit review of revised CD reflects Credit Report (Sec B) as "paid by others", Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within XX days from error notification was provided. Loan will be rated a 'B'.

300234723	dde2740b-9fb8-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in file.		12/7/2016: CDA provided reflecting reconciled value of $1,200,000 at 0% variance is deemed acceptable. Condition cleared.
300251958	c4671294-5c9b-4ad7-b4f7-afa2f65c283f	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)
The title services fees are reflected in section C of the final Closing Disclosure. The borrower selected a service provider from the WLSP for title services.  The title service provider fees should be listed in section B of the CD.  Please note that a letter of explanation to the borrower must also be issued.

12/14/2016:  A Post Close CD was provided in the file reflecting the title services fees in section B.  A letter of explanation to the borrower along with proof of delivery was also provided in the file.  Loan will be rated a B for all agencies.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.15%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 772; Years in Field Borrower has 7 years in Field

300251958	ab2e6eb4-27c2-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE is missing the lender's e-mail or phone number under the section, Additional Information About This Loan.		12/14/2016: This finding is not material. Loan will be graded a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.15%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 772; Years in Field Borrower has 7 years in Field

300251958	abefcce0-26c2-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Balance Sheet
Missing  YTD Balance Sheet and for Borrower's and Co-Borrower's Schedule C Sole Proprietorships.  Per appendix Q, both a Balance Sheet and a P&L statement are required; in order for the loan to be classified as a Qualified Mortgage.
12/19/2016: see attached
12/19/2016: Audit reviewed YTD Balance Sheets for Borrower's and Co-Borrower's Schedule C Sole Proprietorships, and has determined that the documentation submitted were dated PRIOR to the Note date. Balance Sheets are deemed acceptable. Loan meets QM requirements. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.15%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 772; Years in Field Borrower has 7 years in Field

300251958	841d635e-d3a6-4edf-8037-972874dbfd6f	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Credit Report in section B of the final Closing Disclosure reflects “reimburse” and does not reflect the name of the payee.  Please note that a letter of explanation to the borrower must also be issued.

12/14/2016:  A Post Close CD was provided in the file reflecting the payee for the Credit Report fee.  A letter of explanation to the borrower along with proof of delivery was also provided in the file.  Loan will be rated a B for all agencies.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.15%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 772; Years in Field Borrower has 7 years in Field

300251958	cbf4c4d2-26c2-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing YTD Profit & Loss
Missing  YTD P&L and for Borrower's and Co-Borrower's Schedule C Sole Proprietorships.  Per appendix Q, both a Balance Sheet and a P&L statement are required; in order for the loan to be classified as a Qualified Mortgage.
12/19/2016: see attached
12/19/2016: Audit reviewed YTD Profit and Loss for Borrower's and Co-Borrower's Schedule C Sole Proprietorships, and has determined that the documentation submitted were dated PRIOR to the Note date. Profit and Loss statements are deemed acceptable. Loan meets QM requirements. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.15%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 772; Years in Field Borrower has 7 years in Field

300251958	b430ad3f-62c1-e611-86eb-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in file.		12/14/2016: A CDA report reflecting a value $595,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.15%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 772; Years in Field Borrower has 7 years in Field

300238011	1258ed64-16cd-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE is missing the lenders' email and phone number under the section: Additional Information About This Loan.		12/29/2016: The finding is not material. Loan will be graded a B for all agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 807; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months;  report verifies 99 months payment history with no late payments reported; Years on Job Borrower has 12.7 years on job per VVOE

300238011	71d775fb-cdcd-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Credit Report fee and Flood Certification fee in section B of the final Closing Disclosure reflects the payee as "reimburse" and should be the actual service provider.  Please provide a LOE and confirmation of delivery to the borrower.
128/29/2016: A Post Close CD in the loan file reflects the correction. Condition cleared. The loan will be rated a B for all agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 807; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months;  report verifies 99 months payment history with no late payments reported; Years on Job Borrower has 12.7 years on job per VVOE

300238011	3b9582ee-28e5-4310-bd7b-ccc86ca38529	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The License Number of the Settlement Agent is missing. Please provide an LOE to the borrower and confirmation of delivery.		12/29/2016: A Post Close CD reflects the license number. Condition cleared. The loan will be rated a B for all agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 807; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months;  report verifies 99 months payment history with no late payments reported; Years on Job Borrower has 12.7 years on job per VVOE

300238011	7094b7a2-cdcd-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	General Compliance Exception 2
Final Closing Disclosure incorrectly reflects the closing date as prior to the issuance date and acknowledgement of the document. Final Closing Disclosure incorrectly reflects the disbursement date as prior to expiration of the rescission period and Right-To-Rescind disclosure acknowledged on the same day.
12/29/2016: A Post Close CD corrected these dates on the CD. Condition cleared. The loan will be rated a B for all agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 807; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months;  report verifies 99 months payment history with no late payments reported; Years on Job Borrower has 12.7 years on job per VVOE

300238011	ffdfc264-17cd-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the file.		12/28/16: CDA reflecting a value of $2,405,000.00 which is a -0.0% variance. Condition Cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 807; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months;  report verifies 99 months payment history with no late payments reported; Years on Job Borrower has 12.7 years on job per VVOE

300238011	45c2be0c-85cd-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	General Compliance Exception	The Property Taxes in section F of the final Closing Disclosure do not reflect the name of the government entity. A letter of explanation to the borrower is required.		12/29/2016: The Post Close CD does not reflect any Property Taxes paid. Condition cleared. The loan will be rated a B for all agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 807; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months;  report verifies 99 months payment history with no late payments reported; Years on Job Borrower has 12.7 years on job per VVOE

300244389	1d41e096-0dce-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in file.	01/03/2017: CDA	01/03/2017: A CDA report reflecting a value $699,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
300244389	7dc55baf-0dce-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error
The Final Closing Disclosure Contact Information section is incomplete. The License Number of the Settlement Agent is missing. A Letter of Explanation and confirmation of delivery to the borrower is required.
12/29/2016: The Post Close CD reflects the License number and the file has a letter of explanation that states ‘clerical errors” with a courier delivery voucher. Condition cleared.
300244389	febd97a0-0dce-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE dated XX/XX/XXXX is missing the lender's e-mail or phone number under the section: Additional Information About This Loan.		12/29/2016: The finding is not material. Loan will be graded a B for all agencies
300247534	b6e4ce84-899f-48ea-8be2-deed39f4ec76	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Naming Convention in Services Borrower DID NOT SHOP Fee - Section B in C.D. is not consistent
The naming convention of fees in section C of the LE and CD is not consistent. The final CD reflects Title - Mobile Notary Fee (Travel - Not Notarize), Title - Sub Escrow and Title - Title Examination and the most recent LE reflects Title - Miscellaneous Title Charges.
01/17/2017: This finding is not material. Loan will be graded a B for all agencies.
300247534	9d5e3abf-cadc-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		01/17/2017: A CDA report reflecting a value $1,160,000 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
300247534	02cdec79-dcdc-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE is missing the lender's e-mail and phone number under the section, Additional Information About This Loan.		01/17/2017: This finding is not material. Loan will be graded a B for all agencies.
300247534	fcec5dbc-ae3d-42e1-b0d4-b12f036f960e	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee was not reflected in section B of the Closing Disclosure despite evidence of a credit report in the file.  The Credit Report fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.

01/17/2017:  A Post Close CD was provided in the file reflecting the Credit Report Fee.  A letter of explanation to the borrower along with proof of delivery was also provided in the file.  Condition Cleared.  Loan will be graded a B for all agencies.

300273339	ab229455-21c2-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE dated xxxxxxxxxx is missing the lender's e-mail or phone number under the section, Additional Information About This Loan		12/14/2016: The finding is non material. Loan will be graded a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.75%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 748; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 7.70 months reserves

300273339	2bc3587f-21c2-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The Final Closing Disclosure Contact Information section is incomplete. The License Number of the Settlement Agent is missing. A LOE regarding the errors is required as well		12/14/2016: A Post Close CD in the loan file reflects the license numbers as well as a LOE. Condition cleared. Loan will be graded a B for all agencies
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.75%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 748; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 7.70 months reserves

300273339	2ba1bbd6-2ec2-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	The property taxes in section F of the final Closing Disclosure are missing the government entity.		12/14/2016: A Post Close CD in the loan file reflects the Property Taxes payee. Condition cleared. Loan will be graded a B for all agencies
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.75%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 748; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 7.70 months reserves

300273339	cc54ed40-21c2-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in file.		12/16/2016: CDA provided reflecting a value of $910,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.75%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 748; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 7.70 months reserves

300273339	3b0e2694-cbc2-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.
The service provider list in file is an old RESPA service provider list and does not list the individual "services" associated with each provider. It is not the service provider list that is under form H-27 in the rule. The WLSP is itself a violation and it is confusing to consumers because it has text that relates to the GFE.
12/15/2016: Services provided on WLSP were not itemized. Audit calculated section C fees and are within 10% tolerance for worst case scenario. Loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.75%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 748; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 7.70 months reserves

300273339	365406dd-cbc2-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Documentation	Executed Home Equity Line of Credit (HELOC) closure letter reflecting HELOC was frozen and closed was not provided in the file.		12/22/2016: Received executed authorization to close HELOC. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.75%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 748; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 7.70 months reserves

300262366	85b98b74-d6c2-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE dated xxxxxxx is missing the lender's e-mail or phone number under the section, Additional Information About This Loan		12/15/2016: The finding is non material. Loan will be graded a B for all agencies			DTI is lower than guideline maximum 20.70% DTI compared to 43%.; FICO is higher than guideline minimum 796 compared to guideline minimum of 720.; Years in Field Borrower has 25 years in his field.
300262366	cd2d737f-f7e5-4f0b-a509-eb6e970754d5	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Missing corresponding W.L.S.P. for Initial L.E. in File DID SHOP Fee (Section C)	The WLSP corresponding to the initial LE dated xxxxx is invalid. The service providers are listed along with the amount of charges that do not correspond the LE.		12/16/2016: Audit calculated section C fees and are within 10% tolerance for worst case scenario. Loan will be rated a B.			DTI is lower than guideline maximum 20.70% DTI compared to 43%.; FICO is higher than guideline minimum 796 compared to guideline minimum of 720.; Years in Field Borrower has 25 years in his field.
300262366	a49dc4ad-aec3-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Incomplete Documentation	Note in the file is missing page 2 of 3. Additional conditions may apply.		12/22/2016: All pages of the note was provided. Condition cleared.			DTI is lower than guideline maximum 20.70% DTI compared to 43%.; FICO is higher than guideline minimum 796 compared to guideline minimum of 720.; Years in Field Borrower has 25 years in his field.
300262366	50c65a8b-d6c2-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in file.		12/16/16: CDA reflecting a value of $700,000, which is a -0.0% variance. Condition Cleared.			DTI is lower than guideline maximum 20.70% DTI compared to 43%.; FICO is higher than guideline minimum 796 compared to guideline minimum of 720.; Years in Field Borrower has 25 years in his field.
300262366	1174a51d-04c3-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	General Compliance Exception
This is a Dry Funding State.  The Estimated Settlement Statement in file indicates a cash to the borrower of xxxxxxxx vs. the Post Close CD which reflects a cash to borrower of xxxxxxxxx with a xxxxxx discrepancy.  Please provide a Final Alt A Settlement Statement and explanation of discrepancy.
																12/29/16: Upon further review, the settlement statement in the file is an estimate, therefore, may not match the final CD. Condition rescinded.			DTI is lower than guideline maximum 20.70% DTI compared to 43%.; FICO is higher than guideline minimum 796 compared to guideline minimum of 720.; Years in Field Borrower has 25 years in his field.
300262366	4365557b-d6c2-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The License Number of the Settlement Agent is missing. A LOE regarding the errors is required as well		12/15/2016: A Post Close CD in the loan file reflects the license numbers as well as a LOE. Condition cleared. Loan will be graded a B for all agencies.			DTI is lower than guideline maximum 20.70% DTI compared to 43%.; FICO is higher than guideline minimum 796 compared to guideline minimum of 720.; Years in Field Borrower has 25 years in his field.
300262366	f32398c6-e9c2-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Credit Report Fee and the Appraisal Report Fee in section B of the Closing Disclosure reflects "reimburse" and does not reflect the name of the payee.  Please proved a LOE and confirmation of delivery to the borrower.

12/15/2016: A Post Close CD in the loan file reflects the Credit Report Fee and Appraisal Report Fee payee and LOE with confirmation of delivery.  Condition cleared. Loan will be graded a B for all agencies.
DTI is lower than guideline maximum 20.70% DTI compared to 43%.; FICO is higher than guideline minimum 796 compared to guideline minimum of 720.; Years in Field Borrower has 25 years in his field.
300257704	fab54bb3-afb8-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided	12/14/2016: CDA	12/14/2016: A CDA report reflecting a value $1,050,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared
300257704	052d058a-afb8-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Closing Disclosure document error	The Principal Reduction in Section H of the final Closing Disclosure should be reflected in the Payoffs and Payments section on page three of the Closing Disclosure.	01/04/2017: please see attached12/19/2016: please see attached
01/10/2017: Audit consulted with Compliance, and has determined that a principal reduction, if needed due to program or investor constraints, may be disclosed in section H or K as a positive number, section L as POC, on an addendum. Condition cleared. 01/04/2017: Pending Compliance review of Lender Rebuttal.NOT CLEARED/REVISED- 12/23/2016: Audit re-analyzed with Compliance, and has determined that finding was cleared in error. The Section K fee listed as "Principle Reduction -  Excess Rate Credit" is, in fact, for a Rate Credit NOT a true Principle Reduction. Therefore, as Rate Credit it must then be expressed with a negative which would force this fee to be listed in section J as a general lender credit. Provide revised CD, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification.12/19/2016: Audit reviewed the revised CD, and has determined that in instances where a principal curtailment (principal reduction) was given, it is allowable to reflect the principle curtailment (principle reduction) in the Payoffs and Payments table on the Alternate form. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'. Condition cleared.

300257704	4ed1ab53-afb8-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee was not reflected in section B of the Closing Disclosure despite evidence of a credit report in the file.  The Credit Report Fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
12/19/2016: please see attached
12/19/2016: Audit review of revised CD reflects Credit Report (Sec B) as "paid by others", Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'. Condition cleared.

300257704	29d8e6e6-acb8-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Missing Changed Circumstance form	Missing corresponding COC for LE dated XX/XX/XXXX section B Sub Escrow fee has increased from $XX.XX to $XX.XX. The file is missing evidence of a valid change of circumstance.
12/27/2016: this makes no sense...the check request the day that we revised the CD and LOE. the air bill that you have is the one that was in the intial file upload with that revised cd. we do not mail them to the borrower until all conditions have been cleared by investor. therefore we still have the air bill that was created at the revision date. this has NEVER been a problem in the past and the majority of our loan all older air bills due to you requesting numerous changes. please clear condition. I have also informed investor of this condition to expedite it being cleared for purchaseXX/XX/XXXX: please see attached

12/27/2016: Audit consulted with Compliance, and has determined that the lender explanation with regards to the "air bill" is deemed acceptable. Condition cleared. Loan will be rated a B for post closing cure.12/27/2016: Pending Compliance review.12/22/2016:  Received copy of check dated XX/XX/XXXX.  LOE and CD are dated XX/XX/XXXX.  Air bill is dated XX/XX/XXXX  Condition remains.12/19/2016: Audit reviewed final corrective CD with $XX refund cure reflected, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. HOWEVER, MISSING copy of cure check for xx. Condition remains.

300257704	eaea95a4-973b-4850-ba4d-5c268cf54f44	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE dated XX/XX/XXXX and XX/XX/XXXX are missing the lender's e-mail and phone number under the section, Additional Information About This Loan.
12/19/2016: Disagree as this condition should be cleared per xxxxx email which states "We only need one specific contact from the either lender or broker. If any lender info is missing like the phone number, then this is non-material B grade with the exception of missing NMLS or licensing which is consider a material exception."

12/19/2016: Audit review of missing LE Contact and/or General Information, other than Lender or Broker NMLS or Settlement Agents license number (if required by State), is a non-material grade B. Loan will be rated a 'B' for all agencies. Condition cleared.

300257704	a9a16090-3aa1-4750-ba0e-e24aeed3f886	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Amount Financed over disclosed (Exceeds $35 variance/threshold)
The Amount Financed is over disclosed and exceeds allowable xx variance/threshold. The Closing Disclosure dated XX/XX/XXXX reflects an Amount Financed of $XX.XX vs. actual $XX.XX, an over disclosure of $XX.XX
12/19/2016: attached
12/19/2016: Audit reviewed final corrective CD with principle reduction moved from Section H to Section K, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'.

300257704	fcbfa478-66bd-45a4-a534-777f4aa14576	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Finance Charge under disclosed (Exceeds $35 variance/threshold) for Rescindable Transactions
The final Closing Disclosure dated XX/XX/XXXX reflects the Finance Charge as $XX.XX vs. actual Finance Charge of $XX.XX.  An under disclosure of (XX.XX) which exceeds the XX.XX allowable tolerance for Refinance Transactions.
12/19/2016: please see attached
12/19/2016: Audit reviewed final corrective CD with principle reduction moved from Section H to Section K, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'.

300238105	f1808a80-09d1-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Credit Report Fee in section B of the final Closing Disclosure reflects “reimburse” to the Broker, but does not reflect the name of the payee. A Letter of Explanation and confirmation of delivery to the borrower is required.
01/02/2017: The Post Close CD reflects the payee name for the Credit Report. Condition cleared. Loan will be graded a B for all agencies.
300238105	3ea7a852-a7af-4c69-8c94-1946cace94eb	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Incorrect disclosure of Origination Charges - Section A
The Origination Charges in Section A are subject to 0% variance. LE dated xxxxxxxx reflects no Loan Amount(Points) with no resulting COC for any subsequent disclosures. Final CD dated xxxxxxxx reflects a xxxx fee of Loan amount or xxxx for a refund required of xxxx.

01/09/2017: The discrepancy is due to the borrower requesting a lock extension . The related CD was econsented by the borrower on same day(esigned on next day) and both it and the lock confirmation were provided in the loan file.

01/09/2017: Audit reviewed the Lender Rebuttal, and has determined that Rate Lock and CD were provided in the loan file for the borrower requested lock extension. Condition cleared. 1/3/2017: Post Close CD did not address the issue. Condition remains.

300238105	10fee87d-06d1-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in file.		01/03/17: CDA reflecting a value of $770,000.00 which is a -0.0% variance. Condition Cleared.
300238105	ce9bd489-06d1-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE dated xxxxxxxx is missing the lender's e-mail and phone number under the section: Additional Information About This Loan.		01/02/2017: The finding is non material. Loan will be graded a B for all agencies
300238105	21578aa7-4190-4f59-a1a0-9f46dd2b7dcc	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Lender Credits on Final Closing Disclosure at closing is inaccurate in relation to previous Initial disclosure(s)
The LE dated xxxxxx reflects a lender credit in the amount of xxxx. The lender credit decreased to $0.00 on the CD dated xxxxx with no indication of a valid COC to account for the xxxx decrease in the credit.

01/09/2016: The discrepancy is due to the borrower requesting a lock extension on xxxxx. The related xxxx CD was econsented by the borrower on xxxxxxx (esigned on xxxxxxx) and both it and the lock confirmation were provided in the loan file.

01/09/2017: Audit review of Rate Lock Confirmation confirms rate lock extension included in pricing, therefore no refund is required. Documentation, for Lender Credit, submitted is deemed acceptable, condition cleared.1/3/2017: The Post Close CD did not address the issue. Condition remains.

300238105	4923ba49-f758-48b3-984e-a00ef02dd5b6	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Lender Refund to Cure insufficient to cover overages in CD Origination Charges - Section A (Undisclosed and Under Disclosed)
The Origination Charges in Section A are subject to 0% variance. LE dated xxxxxx reflects no Loan Amount(Points) with no resulting COC for any subsequent disclosures. Final CD dated xxxxx reflects a xxxx fee of Loan amount or xxxx for a efund required of xxxxx.

01/09/2017: Audit reviewed the Lender Rebuttal, and has determined that Rate Lock and CD were provided in the loan file for the borrower requested lock extension. Condition cleared.1/3/2017: Post Close CD did not address the issue. Condition remains.

300238105	5dc55ed1-e1d1-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	The WLSP corresponding to the initial LE dated xxxxxxxxx is invalid. The service providers are listed along with the amount of charges that do not correspond the LE.		01/03/2017: Audit calculated section B and C fees and are within 10% tolerance for worst case scenario. Loan will be rated a B.
300238105	06d80ec0-06d1-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error
The Final Closing Disclosure Contact Information section is incomplete. The License Number of the Settlement Agent is missing. A Letter of Explanation and confirmation of delivery to the borrower is required.

1/3/2017: The Post Close CD reflects the License number and the file has a letter of explanation that states ‘clerical errors” with a courier delivery voucher. Condition cleared. Loan will be graded a B for all agencies.

300238105	28db215d-e3d1-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
The final Closing Disclosure Section H, lists an undetermined fee that is also missing the paid to company. The full name should be listed along with the person/entity ultimately receiving the payment. Please provide a corrected CD, within 60 days of consummation along with an LOE to the borrower. Additional conditions may apply.
01/09/2016: see revised attached CD
01/09/2017: Audit review of revised CD includes payee to all fees in Sections H, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'.

300262757	f5ff9505-e10d-4b73-9d14-ef14d98ba14c	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error
The final Closing Disclosure dated Contact Information section is incomplete.  The License ID of the Settlement Agent is missing.  Please note that a letter of explanation to the borrower must also be issued.

12/23/2016:  A Post Close CD provided in the file reflects the License ID of the Settlement Agent.  A letter of explanation to the borrower along with proof of delivery was also provided in the file.  Condition cleared.  Loan will be rated a B for all agencies.

300262757	066bb792-eb92-480a-b8c8-9375abc9efe3	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee was not reflected in section B of the Closing Disclosure despite evidence of a credit report in the file.  The Credit Report Fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.  Please note that a letter of explanation to the borrower must also be issued.

12/23/2016:  A Post Close CD provided in the file reflects the Credit Report Fee in section B.  A letter of explanation to the borrower along with proof of delivery was also provided in the loan file.  Condition cleared.  Loan will be rated a B for all agencies.

300262757	0567a39d-84c8-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.		12/23/2016: A CDA report reflecting a value $885,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
300262757	c3a8687d-83c8-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE is missing the lender's e-mail or phone number under the section, Additional Information About This Loan.		12/23/2016: This finding is not material. Loan will be graded a B for all agencies.
300257710	6f6bfea2-b0c8-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
Final CD in file is missing the credit report cost.  All loan costs associated with the transaction need to be listed regardless of who pays the fee. 1026.38(f).  Under the master heading “Closing Cost Details” with columns stating whether the charge was borrower-paid at or before closing, seller-paid at or before closing, or paid by others, all loan costs associated with the transaction, listed in a table under the heading “Loan Costs.” The table shall contain the items and amounts listed under four subheadings, described in paragraphs (f)(1) through (5) of this section.
12/22/2016: A Post Close CD in the loan file reflects the Credit Report fee. Condition cleared. Loan will be graded a B for all agencies.
300257710	d9631972-72d2-4db4-82fd-83223c52be08	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Missing corresponding W.L.S.P. for Initial L.E. in File DID SHOP Fee (Section C)	The WLSP corresponding to the initial LE dated xxxxxxxxx is invalid. The service providers are listed along with the amount of charges that do not correspond the LE.		12/22/2016: Audit calculated section C fees and are within 10% tolerance for worst case scenario. Loan will be rated a B for all agencies.
300257710	637aad8d-adc8-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE dated XX/XX/XXXX is missing the lender's e-mail and phone number under the section: Additional Information About This Loan.		12/22/2016: The finding is non material. Loan will be graded a B for all agencies
300257710	2372fdc1-adc8-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The Final Closing Disclosure Contact Information section is incomplete. The License Number of the Settlement Agent is missing.
12/22/2016: A Post Close CD in the loan file reflects the license number; an LOE and confirmation of delivery was provided to the borrowers. Condition Cleared. Loan will be graded a B for all agencies.

300257710	6385b57a-adc8-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in file.	12/29/2016: CDA	12/29/2016: A CDA report reflecting a value $745,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
300244531	0c51b71f-04bc-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.	12/14/2016: CDA	12/14/2016: A CDA report reflecting a value $950,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
300244531	a2f27b8a-c2bc-e611-9869-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	Missing "valid" WLSP. The WLSP in file refers to the GFE which is for Pre-TRID use.	12/14/2016: Per 4/21/16 email , this should be cleared.	12/14/2016: Audit review of WLSP reflects relevant provider information. The issues of referencing the GFE and fees not being itemized is considered a non-material B grade by the client.
300247470	18c3f85a-37be-e611-9869-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The consummation CD incorrectly disclosed the Appraisal Management Fee with the Appraisal Fee.
12/09/2016 Lender re-disclosed CD on xxxxxxx. Copy of CD, LOX and evidence of mailing in file.  The Appraisal Management fee and Appraisal fee were properly disclosed. Condition cleared post close and will be graded an EV2.

300247470	dc66898d-a2ba-438e-8891-a6bc4fefe48e	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure dated xxxxxxxx Contact Information section is incomplete. The email address of the Lender is missing.
12/14/2016: The Lender contact is the Account Executive who is not required to be licensed. This condition should be cleared per xxxxxx email which states "We only need one specific contact from the either lender or broker. If any lender info is missing like the phone number, then this is non-material B grade with the exception of missing NMLS or licensing which is consider a material exception

12/14/2016: Audit review of missing CD Contact Information, other than Lender or Broker NMLS or Settlement Agents license number (if required by State), is a non-material grade B. Loan will be rated a 'B' for all agencies.

300247470	1b5c2fdf-eebb-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	The CDA is missing from file	12/14/2016: CDA	12/14/2016: A CDA report reflecting a value $660,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
300247470	006a7aee-36be-e611-9869-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	Section F of the consummation CD does not list the government entity payee for the prepaid property taxes collected.		12/09/2016 Lender re-disclosed CD on xxxxxxxxx. Copy of CD, LOX and evidence of mailing in file. The government entity was added. Condition cleared post close and will be graded an EV2.
300247470	bd8c0c75-6c72-44ee-afe7-9e205db0e229	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Amount Financed over disclosed (Exceeds $35 variance/threshold)
The Amount Financed is over disclosed and exceeds allowable xx variance/threshold for Purchase Transactions. The final Closing Disclosure reflects an Amount Financed of xxxxxx vs. actual xxxxxx, an over disclosure of xxx.
12/19/2016: The AMC fee is not a finance charge. This should be cleared
12/19/2016: Audit consulted with Compliance, and has determined that the finding is invalid. CD reflects the itemization of the Appraisal fee from one lump sum fee to two separate fees. Appraisal Management Fee is NOT a Finance Charge. Condition rescinded.

300247470	80e8c337-6045-4e90-9ff7-e2bee2504bb3	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Finance Charge under disclosed (Exceeds $35 variance/threshold) for Rescindable Transactions
The final Closing Disclosure reflects the Finance Charge as xxxxxx vs. actual Finance Charge of xxxxxx, an under disclosure of xxxx which exceeds the xx allowable tolerance for Rescindable Transactions.
12/19/2016: The AMC fee is not a finance charge. This should be cleared
12/19/2016: Audit consulted with Compliance, and has determined that the finding is invalid. CD reflects the itemization of the Appraisal fee from one lump sum fee to two separate fees. Appraisal Management Fee is NOT a Finance Charge. Condition rescinded.

300247522	507c87be-edc2-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.
The service provider list in file is an old RESPA service provider list and does not list the individual "services" associated with each provider. It is not the service provider list that is under form H-27 in the rule. The WLSP is itself a violation and it is confusing to consumers because it has text that relates to the GFE.
12/16/2016: Audit calculated section C fees and are within 10% tolerance for worst case scenario. Loan will be rated a B for all agencies.
300247522	c5b67feb-0bb3-4d44-86c2-4e9f16cf7a3b	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)	The final Closing Disclosure reflects charges for Title-Premium for Lender's Coverage in Section C. The borrower selected their own service provider. Those fees should be reflected in section B.		12/14/2016: A Post Close CD in the loan file reflects the Title-Premium for Lender's Coverage in Section C. Condition cleared. Loan will be graded a B for all agencies
300247522	af6587b0-9bb0-4ce8-8853-ea4a00cd44a2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $XXX.XX a month vs. the calculated value of $XXX.XX a month.  The lender used the incorrect amount of $XXX.XX for the taxes vs. the actual amount of $XXX.XX.
12/14/2016: CD Estimated Taxes, Insurance & Assessments section is a non-material grade B for difference of xxxx. Loan will be rated a 'B' for all agencies.
300247522	75bff98c-44c2-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in file.		12/20/2016: CDA provided reflecting reconciled value of $1,950,000 at 0% variance is deemed acceptable. Condition cleared.
300247522	347fd5c7-44c2-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The Final Closing Disclosure Contact Information section is incomplete. The License Number of the Settlement Agent is missing. A LOE regarding the errors is required as well		12/14/2016: A Post Close CD in the loan file reflects the license numbers as well as a LOE. Condition cleared. Loan will be graded a B for all agencies
300247522	3490669e-44c2-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE dated XX/XX/XXXX is missing the lender's e-mail or phone number under the section, Additional Information About This Loan		12/14/2016: The finding is non material. Loan will be graded a B for all agencies
300247522	db07d8fe-4bc2-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Credit Report Fee and the Appraisal Fee in section B of the Closing Disclosure reflects "reimburse" and does not reflect the name of the payee.  Please proved a LOE and confirmation of delivery to the borrower.
12/14/2016: A Post Close CD in the loan file reflects the Credit Report Fee and the Appraisal Report fee payee. Condition cleared. Loan will be graded a B for all agencies
300223566	71d60f7a-85bd-e611-9869-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing income documentation	Two years signed 1040 federal tax returns is required to verify retirement income per Appendix Q. Two years tax returns were not provided.
01/05/2017: We have pension awards letter from company which should be sufficient to document retirement income. The letter also clearly states lifetime benefit lease see attached. as I stated initially before you cleared the condition and then re-suspended: we feel you are incorrect in requiring 2 years 1040's for retirement.12/14/2016: we only require the attached tax transcript for 2014-2015

01/05/2017: Audit consulted with Compliance, and has determined that verification via award letter was submitted. Appendix Q does not require tax returns if the awards letters are in the file. Condition cleared 01/05/2017: Pending Compliance Review.  12/14/2016: Audit consulted with Compliance, and has determined that the original finding stands. Per Appendix Q, transcripts are acceptable for Commission Income and Consumers Employed by a Family owned Business. However, it does NOT list transcripts as being acceptable for Retirement Income. Provide  Two years signed 1040 federal tax returns is required to verify retirement income per Appendix Q. Two years tax returns were not provided. Condition remains.    12/14/2016: Audit reviewed submitted documentation, the Tax transcript (2014/2015) obtained directly from the IRS (prior to Note date) were used in lieu of signed tax returns and are acceptable for the loan to be classified as a Qualified Mortgage. Condition cleared.
FICO is higher than guideline minimum 780 FICO > 720 minimum FICO. ; Reserves are higher than guideline minimum 29.90 months reserves > 6 months required.
300223566	9c10c396-1ebb-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.	12/14/2016: CDA	12/14/2016: A CDA report reflecting a value $1,250,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared			FICO is higher than guideline minimum 780 FICO > 720 minimum FICO. ; Reserves are higher than guideline minimum 29.90 months reserves > 6 months required.
300299708	be5c31a2-69d3-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file		01/05/2017: A CDA dated 11/16/2016 reflected a value of $890,000 with a 0% variance to the appraisal value. Condition cleared.
300299708	1a5c2efc-6bd3-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error
The Final Closing Disclosure Contact Information section is incomplete. The License Number of the Settlement Agent and the CA License ID of the Seller's Real Estate Broker are missing. A Letter of Explanation and confirmation of delivery to the borrower is required.

1/5/2017: The Post Close CD reflects the License number for both and the file has a letter of explanation that states ‘clerical errors” with a courier delivery voucher. Condition cleared. Loan will be graded a B for all agencies.

300299708	f2e6500b-8dd3-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.
The service provider list in file is an old RESPA service provider list and does not list the individual "services" associated with each provider. It is not the service provider list that is under form H-27 in the rule. The WLSP is itself a violation and it is confusing to consumers because it has text that relates to the GFE.
12/05/216: Audit calculated section C fees and are within 10% tolerance for worst case scenario. Loan will be rated a B for all agencies.
300299708	67862944-53b7-4e1e-a641-a4f39ae6d477	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE dated xxxxxxxxx is missing the lender's e-mail and phone number under the section: Additional Information About This Loan.		1/5/2017: This finding is not material. Loan will be graded a B for all agencies
300296919	5f21a092-86dd-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in file.		01/18/2017: A CDA report was provided on 11/22/2016 with a value of $1,200,000.00 and 0.00% variance from the $1,200,000.00 value. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 18.59%.; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 769.; Years in Field Borrower has 16 years in Field.

300296919	5eae2973-05b3-4cb4-8d95-ae8379d36e52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Funding occurred before RTC Expiration Date	The Funding occurred XX/XX/XXXX on while the Right to Cancel expiration was on XX/XX/XXXX.		01/18/2017: A Post Close CD in the loan file reflects the corrected Disbursement date of XX/XX/XXXX. Condition cleared. Loan will be graded a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 18.59%.; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 769.; Years in Field Borrower has 16 years in Field.

300296919	18ed311d-96dd-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Sufficient RESPA Cure provided on HUD-1	Closing Disclosure indicates a tolerance cure in the amount of $XX.XX for increase in closing costs above limit in section B for the credit report.		01/18/17: Closing Disclosure indicates a tolerance cure in the amount of $XX.XX. Loan will be graded an A for all agencies except for Fitch with a grade of B.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 18.59%.; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 769.; Years in Field Borrower has 16 years in Field.

300296919	e2a04d9b-a1dd-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Missing K-1
Borrower's tax return shows an S-Corp. Showing on XXXX as a loss of (40) and $X.XX on XXXX. Please provide the Final K-1 or K-1's from both years. If still active, per appendix Q, both a Balance Sheet and a P&L statement is also required; in order for the loan to be classified as a Qualified Mortgage.  Additional conditions may apply.
01/20/17: Upon further review, the xxxx K-1 is marked final. Condition rescinded.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 18.59%.; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 769.; Years in Field Borrower has 16 years in Field.

300296919	5620f83a-81b9-47b6-9c26-bd7340d607cb	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Required signing statement disclosure not present	The final signed Closing Disclosure is missing from the file.		01/20/17: Lender provided the final signed Closing Disclosure. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 18.59%.; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 769.; Years in Field Borrower has 16 years in Field.

300296919	37f7767c-98dd-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.
The service provider list in file is an old RESPA service provider list and does not list the individual "services" associated with each provider. It is not the service provider list that is under form H-27 in the rule. The WLSP is itself a violation and it is confusing to consumers because it has text that relates to the GFE.
01/18/17: WLSP referencing a GFE is non-material. Loan will be graded a B.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 18.59%.; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 769.; Years in Field Borrower has 16 years in Field.

300296919	114071f6-86dd-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE dated XX/XX/XXXX is missing the lender's e-mail or phone number under the section, Additional Information About This Loan.		01/18/2017: The finding is non material. Loan will be graded a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 18.59%.; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 769.; Years in Field Borrower has 16 years in Field.

300296919	fe1110b2-87dd-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Credit Report Fee and Appraisal Report Fee in section B of the Closing Disclosure reflects "reimburse" and does not reflect the name of the payee.		01/20/17: Lender provided the corrected CD within 60 days of consummation, and LOE to the borrower. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 18.59%.; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 769.; Years in Field Borrower has 16 years in Field.

300251945	bb1423b9-49d3-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the file.		01/05/2017: A CDA report reflecting a value $995,000 which is a 0.0% variance was provided. Condition Cleared.
300251945	f2d33241-4ad3-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
The property taxes in section F of the final Closing Disclosure are missing the government entity.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.

01/05/2017:  A Post Close CD was provided in the file reflecting the government entity for the property taxes in Section F.  A letter of explanation to the borrower along with proof of delivery was also provided in the file.  Condition Cleared.  Loan will be graded a B for all agencies.

300251945	d762125c-a3d2-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE is missing the lender's e-mail or phone number under the section, Additional Information About This Loan.		01/05/2017: This finding is not material. Loan will be graded a B for all agencies.
300251945	add3d759-bdbb-46b2-870e-2cffbc2b8836	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Title - Endorsement Fee and Title - Premium for Lender's Coverage are reflected in section B of the final Closing Disclosure.  The payee reflects the borrower shopped for their own title service provided and did not use the provider on the WLSP for the aforementioned title services fees.  The Title - Endorsement Fee and Title - Premium for Lender's Coverage should be reflected in section C of the CD.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.
01/09/2017: see attached revised CD
01/09/2017: Audit review of revised CD, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'.01/05/2017:  A Post Close CD was provided in the file reflecting the payee for the Title - Premium for Lender's Coverage as the service provider on the WLSP, however the Title - Endorsement Fee still reflects that the borrower shopped for this title service provider and should be reflected in section C.  Condition Remains.  Loan will be graded a B for all agencies.

300251945	9beafe2f-c28a-427a-86f6-e719ef799c0c	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)
The Title - Recording Fee in section C of the Post Close CD reflects that the borrower did not shop for the service provider as they used the provider from the WLSP for this fee.  The Title - Recording Fee should be reflected in section B.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.
01/09/2017: see attached revised CD
01/09/2017: Audit review of revised CD, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'.

300251945	e50047a4-acb3-4dfb-a93e-8313fae3c8b0	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error
The final Closing Disclosure Contact Information section is incomplete.  The Contact NMLS License ID Number of the Lender is missing.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.

01/05/2017:  A Post Close CD provided in the file reflects the License ID of the Settlement Agent.  A letter of explanation to the borrower along with proof of delivery was also provided in the file.  Condition Cleared.  Loan will be graded a B for all agencies.

300251671	60a8aeb4-d3dc-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing HUD-1 From Sale of Previous Property	Seller's Final Settlement Statement in the file is not signed.	01/25/2017: please see attached 01/23/17: Finals in California don't need to be signed
01/25/2017: Audit reviewed true certified copy of Seller's Final Settlement Statement, and has determined that the statement for the borrower's previous property is deemed acceptable. Total net proceeds of xxxxxxx (xxxxxx + xxxxxxx) are sufficient for reserves. Condition cleared. 01/24/17: The seller's final settlement statement needs to be either signed or certified true and correct by the title company. Condition maintained. 01/20/17: Seller's Final Settlement Statement provided is not signed. Condition maintained.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.43%.; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 773.; Years on Job Borrower has 7 years on the job.

300251671	8bb5c793-8dfe-4a80-b7dc-0aed9f57aea8	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Special Information Booklet / Home Loan Toolkit	Missing Special Information Booklet/Home loan Toolkit missing from the file.		01/20/17: Lender provided evidence of receipt of the Special Information Booklet/Home loan Toolkit. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.43%.; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 773.; Years on Job Borrower has 7 years on the job.

300251671	6221be7a-ced9-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	CDA is missing from the file.	01/17/2017: CDA	01/17/2017: A CDA report reflecting a value $840,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.43%.; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 773.; Years on Job Borrower has 7 years on the job.

300251671	81ff4b1d-d5dc-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Closing Disclosure document error
The final Closing Disclosure Section H, HOA Fee is missing paid to company names. The name should be of the person/entity ultimately receiving the payment. Payee listed is the title company. Please provide a corrected CD, and LOE, within 60 days of consummation. Additional conditions may apply.
01/20/17: Lender provided the corrected CD within 60 days of consummation, and LOE to the borrower. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.43%.; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 773.; Years on Job Borrower has 7 years on the job.

300251671	5d5cde75-618d-4129-ac8e-2c42fb1ee61d	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error
The Final Closing Disclosure Contact Information section is incomplete. The License Number of the Settlement Agent, and the email address of the Real Estate Broker (S) is missing. Please provide a corrected CD, and LOE, within 60 days of consummation. Additional conditions may apply.
01/20/17: Lender provided the corrected CD within 60 days of consummation, and LOE to the borrower. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.43%.; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 773.; Years on Job Borrower has 7 years on the job.

300251671	183c6ced-74dc-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE dated XX/XX/XXXX is missing the lender's e-mail and phone number under the section: Additional Information About This Loan.		1/16/2017: This finding is not material. Loan will be graded a B for all agencies
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.43%.; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 773.; Years on Job Borrower has 7 years on the job.

300251671	f5e293f8-d6dc-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	The WLSP corresponding to the initial LE dated xxxxxxx is invalid. The service providers are listed along with the amount of charges that do not correspond the LE.		01/17/2017: Audit calculated section B and C fees and are within 10% tolerance for worst case scenario. Loan will be rated a B.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.43%.; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 773.; Years on Job Borrower has 7 years on the job.

300251313	bdff440f-e1cd-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Documentation	Missing the 1st lien mortgage statements for the 2nd and 3rd properties listed on the Schedule of Real Estate Owned of the application. Additional conditions may apply.	01/06/2017: please see attached	01/06/2017: Audit reviewed Mortgage Statements for REO's #2 and 3 listed on final 1003, and has determined that the statements are deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum :  UW Guides maximum DTI of 43%, loan qualified with DTI of 20.04%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 745; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 93 months reserves

300251313	84ad0c22-84cc-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE is missing the lenders' email and phone number under the section: Additional Information About This Loan.		12/27/2016: The finding is not material. Loan will be graded a B for all agencies.
 DTI is lower than guideline maximum :  UW Guides maximum DTI of 43%, loan qualified with DTI of 20.04%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 745; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 93 months reserves

300251313	e39ad24a-84cc-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Credit Report in section B of the final Closing Disclosure reflects “reimburse” to the Broker, but does not reflect the name of the payee.
12/27/2016: The Post Close CD reflects the payee name and the file has a letter of explanation that states ‘clerical errors” and a FedEx delivery doc. Condition cleared. The loan will be rated a B for all agencies.

 DTI is lower than guideline maximum :  UW Guides maximum DTI of 43%, loan qualified with DTI of 20.04%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 745; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 93 months reserves

300251313	4330a35b-80cc-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report is not in the loan file.		12/29/2016: A CDA report dated 11/18/2016 reflected a value of $1,800,000 with a 0% variance to appraisal value. Condition cleared.
 DTI is lower than guideline maximum :  UW Guides maximum DTI of 43%, loan qualified with DTI of 20.04%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 745; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 93 months reserves

300262365	d59b2926-aab4-4f91-ac3f-4438983ba29c	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The license number of the Settlement Agent is missing.		Issue Resolution: 12/6/2016: A Post Close CD reflects the license number. Condition cleared. The loan will be rated a B for all agencies.
300262365	a6ce27a4-7203-4272-80e2-4477df32928b	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
Services Borrower did not shop for: The LE dated xxxxxxxx does not reflect an Appraisal Management Fee nor a resulting COC for any subsequent disclosure. The CD reflects an Appraisal Management Fee of xxx, resulting in a xxx refund due Borrowers to cure. (LE does reflect a xxx total Appraisal Report Fee that equals the $165 Appraisal Management fee and xxx Appraisal Report fee listed on the Post Close CD.) In addition, the LE reflects a xxx credit report fee; the Post Close CD reflects a xxxx credit report fee resulting in a xxxx refund due Borrowers to cure. (Incomplete COC in file). CD states the Lender credit includes .28 for increase in closing costs above the legal limit.

12/13/2016: Audit consulted with Compliance, and has determined that the finding is invalid. CD reflects the itemization of the Appraisal fee from one lump sum fee to two separate fees. Appraisal Management Fee is NOT a Finance Charge. Credit report increase is valid as it appears the borrower requested a rapid rescore.  Condition cleared.12/12/2016: Pending review by compliance.

300262365	22f24d41-7583-4fc4-84f9-09711c46a87a	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Finance Charge under disclosed (Exceeds $35 variance/threshold) for Rescindable Transactions	Actual Finance charge is xxxxxxx the Post Closing Disclosure shows as xxxxxxx an under disclosure of xxxx.
12/13/2016: Audit consulted with Compliance, and has determined that the finding is invalid. CD reflects the itemization of the Appraisal fee from one lump sum fee to two separate fees. Appraisal Management Fee is NOT a Finance Charge. Condition rescinded.12/12/2016: Pending review by compliance.

300262365	a195495e-373e-4de9-a56c-d8666e27d886	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Amount Financed over disclosed (Exceeds $35 variance/threshold)	Actual Amount Financed is xxxxxxx; the Post Closing Disclosure shows as xxxxxxxx, an over disclosure of xxxxx.
12/13/2016: Audit consulted with Compliance, and has determined that the finding is invalid. CD reflects the itemization of the Appraisal fee from one lump sum fee to two separate fees. Appraisal Management Fee is NOT a Finance Charge. Condition rescinded.12/12/2016: Pending review by compliance.

300262365	12b0f1b5-78bb-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		12/12/2016: CDA provided reflecting reconciled value of $970,000 at 0% variance is deemed acceptable. Condition cleared.
300262365	b209d359-78bb-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE is missing the lenders' email and phone number under the section: Additional Information About This Loan.		12/6/2016: This is a non-material issue. The loan will be rated a B for all agencies.
300280276	ce2d7567-93da-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	General Compliance Exception
The property taxes in Section F are missing the taxing authorities. The regulations that cover the disclosure of transfer tax (1026.38(g)(1)) and 1026.38(g)(2)) require a payee to be listed. Please provide a corrected CD within 60 days of consummation, along with an LOE to the borrower.
01/20/17: Lender provided the corrected CD within 60 days of consummation, LOE to the borrower. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.26%.; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 745.; Years in Field Co-Borrower has 17 years in Field.

300280276	a2b10a54-9ada-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Sufficient RESPA Cure provided on HUD-1	COC dated xxxxxxxx for change in CBR fee from CD dated xxxxxxxxx of xxxx to xxxx. Cost to cure of xxxxx.		01/13/17: Lender credit for increase in closing cost above the legal limit shown on final CD in the amount of xxxxx. Loan will be graded a B.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.26%.; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 745.; Years in Field Co-Borrower has 17 years in Field.

300280276	5618fa8a-94da-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing HUD from sale of other property owned	Seller's Settlement Statement in the file is not signed. Additional conditions may apply.		01/23/17: Signed Seller's settlement statement provided. Proceeds were less than estimated. xxxxx compared to xxxxxxx. Adjustment to total deposits xxxxxxx to xxxxxx. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.26%.; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 745.; Years in Field Co-Borrower has 17 years in Field.

300280276	ac5e84ab-e49f-4790-94d2-42dd2eac5e3a	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.
Missing corresponding WLSP for Initial LE in file DID SHOP Fee (Section C): The service provider list in file is an old RESPA service provider list and does not list the individual "services" associated with each provider. It is not the service provider list that is under form H-27 in the rule. The WLSP is itself a violation and it is confusing to consumers because it has text that relates to the GFE.
01/14/17: WLSP referencing a GFE is non-material. Loan will be graded a B.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.26%.; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 745.; Years in Field Co-Borrower has 17 years in Field.

300280276	1446d1b8-16df-42c2-a50f-b41ee436f635	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Lender Credits on Final Closing Disclosure at closing is inaccurate in relation to previous Initial disclosure(s)
The LE dated xxxxxx reflects a lender credit in the amount of xxxx. The lender credit decreased to xxxx on the CD dated xxxxxxxxx with no indication of a valid COC to account for the xxxx decrease in the credit.
															Please see that attached page 2 of the 12/28 CD; the highlighted area is the lender credit, which increased not decreased. The xxxxxxx is an additional credit.	01/20/17: Upon further review, the lender credit increased from the LE to CD. Condition rescinded.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.26%.; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 745.; Years in Field Co-Borrower has 17 years in Field.

300280276	748f55b7-a1c7-4827-aca5-51f813b4d80b	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)
The working capital fee is reflected in section C of the final Closing Disclosure. It appears the borrower selected a service provider from the WLSP. All the title service providers should be listed in section B of the CD. Additional conditions may apply.
															The Working Capital was actually paid to the HOA the fee was moved to Section H - See revised CD	01/20/17: Lender provided the corrected CD within 60 days of consummation, LOE to the borrower. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.26%.; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 745.; Years in Field Co-Borrower has 17 years in Field.

300280276	d6e150ba-c8d9-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE is missing the lender's e-mail or phone number under the section, Additional Information About This Loan.		/14/17: Non material loan will be graded a B.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.26%.; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 745.; Years in Field Co-Borrower has 17 years in Field.

300280276	1d467ea2-8eda-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	CDA not in the file.		01/17/2017: CDA provided reflecting a value of $579,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.26%.; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 745.; Years in Field Co-Borrower has 17 years in Field.

300280276	221cd227-91da-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Closing Disclosure document error
In Section H: The HOA Dues, Owners Extended Coverage, and real estate commission are missing the payees along with the term (Optional) for the insurance coverage. Please provide a corrected CD within 60 days of consummation, along with an LOE to the borrower.

01/24/16: Lender provided the corrected CD within 60 days of consummation, and letter of explanation to the borrower. Condition cleared.01/23/17: Advice from counsel states the word optional is required as outlined in commentary for 1026.37(g)(4). Condition maintained. 01/20/17: Lender provided the corrected CD and LOE to the borrower within 60 days of consummation, however the title fee is missing the word (optional). Sent to counsel for review.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.26%.; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 745.; Years in Field Co-Borrower has 17 years in Field.

300268734	1b2d2ead-c6c8-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	B	B	CB	B	B	Credit	Failure to obtain Income Documentation	Borrower’s latest pay stub is beyond the 90 day threshold allowed between the period ending date and the Note date.	1/17/2017: please see attached01/12/2017: the paystub is dated xxxxxx and the loan closed if you cannot clear this please send to management
01/17/2017: Client acknowledges paystub just outside of 90 days. Sufficient documentation in loan file to meet QM standards. Loan will be rated a B for all agencies.01/17/2017:  No documentation attached for review.  Condition remains.01/12/2017: Exception is pending review from client. (Stub reflects Period End date of xxxxxxxx, the CHECK date is xxxxxxxx

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.03%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 781; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 16.10 months reserves

300268734	3b18079d-c5c8-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing HUD-1 From Sale of Previous Property
File is missing final Closing Disclosure/HUD-1 reflecting proceeds from sale of departure property and subsequent verification of Cash required to Close. File has only an Estimated Settlement statement dated xxxxxxxx.
01/12/2017: please see attached
01/12/2017: Audit reviewed true certified Final ALTA Settlement Statement - Seller, and has determined that the proceeds from the departure residence equals xxxxxxx. Statement reflects proceeds for purchase of subject property to title company for xxxxxxx plus xxxxxx Due to Seller. Documentation is deemed acceptable. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.03%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 781; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 16.10 months reserves

300268734	fb69311f-cbc8-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error
The LE is missing the lenders' email and phone number under the section: Additional Information About This Loan. Additionally, the New Loan Services charged by the settlement service provider in section B is missing the introductory description "Title - " Section 1026.37(f)(2) of the regulation indicates: For any item that is a component of title insurance or is for conducting the closing, the introductory description “Title —” shall appear at the beginning of the label for that item.
12/23/2016: The finding is not material. Loan will be graded a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.03%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 781; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 16.10 months reserves

300268734	830b5944-35a3-4b2f-b0ee-74cee2c99af0	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error
The final Closing Disclosure Contact Information section is incomplete. The License Number of the Settlement Agent is incorrect and the CA License ID#s for the Seller’s and Buyer’s Real Estate Brokers are missing.  Please note that a letter of explanation to the borrower must also be issued.
12/23/2016: The Post Close CD reflects all missing License Numbers and an LOE and confirmation of delivery was provided to the borrowers. Condition Cleared. Loan will be graded a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.03%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 781; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 16.10 months reserves

300268734	bbb304bd-c8c8-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Hazard Insurance Shortfall
Hazard Insurance Shortfall: The loan file is missing the Cost Estimator from the insuring company. Hazard Insurance coverage is xxxxxxx with a xxx% replacement cost for total coverage of xxxxxxx; the loan amount is xxxxxx resulting in a xxxxxx shortfall. A letter of explanation to the borrower must also be issued.
01/04/2017: please see attached
01/04/2017: Audit reviewed the documentation submitted, and has determined that a cost estimator was prepared by the borrower's insurance agent. Documentation from the insurance carrier does confirms the coverage amount is at least equal to 100% of the estimated replacement cost of the home. Coverage is sufficient. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.03%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 781; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 16.10 months reserves

300268734	4341a08e-9ac8-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.	12/29/2016: CDA	12/29/2016: A CDA report reflecting a value $901,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.03%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 781; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 16.10 months reserves

300268734	02327c14-4bc9-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing asset documentation	The gift funds documentation is not complete. Lender's guidelines require proof of donor's ability to give and transfer of funds or evidence of receipt of funds must be documented.	01/12/2017: attached s the donors ability to give the gift
01/12/2017: Audit reviewed Donor Bank Statement, and has determined that adequate funds were available (xxxxxxx) within the account for the xxxxxx gift. Documentation submitted is deemed acceptable. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.03%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 781; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 16.10 months reserves

300268734	825114fa-4bc9-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Closing Disclosure / CD Not in File	Per the Disclosure History provided in the file, an Initial CD dated xxxxxxxx was provided to and e-signed by both borrowers, however it was not provided in the loan file.	12/29/2016: please see attached	12/29/2016: Audit reviewed initial CD, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.03%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 781; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 16.10 months reserves

300268734	74a72de9-c19a-4273-aecf-af7ea3a6a979	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing seller’s Closing Disclosure	The Seller's CD provided in the loan file is an Estimated Seller's Closing Disclosure. Final Seller's Closing Disclosure was not provided in the file.	01/12/2017: please see attached	01/12/2017: Audit reviewed true and certified Final Seller's Statement, and had determined that the documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.03%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 781; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 16.10 months reserves

300268734	39b1c337-991a-4e56-b68c-c3ce256a2ce1	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Naming Convention in Services Borrower DID NOT SHOP Fee - Section B in C.D. is not consistent
The New Loan Services charged by the settlement service provider in section B is missing the introductory description "Title - " Section 1026.37(f)(2) of the regulation indicates: For any item that is a component of title insurance or is for conducting the closing, the introductory description “Title —” shall appear at the beginning of the label for that item.  Please note that a letter of explanation to the borrower must also be issued.

12/23/2016:  A Post Close CD provided in the file reflects Title - New Loan Services in section B.  A letter of explanation to the borrower along with proof of delivery was also provided in the file.  Condition cleared.  Loan will be rated a B for all agencies.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.03%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 781; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 16.10 months reserves

300251957	4a4a4ae1-7ec4-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Closing Disclosure / CD Not in File	Disclosure History provided in the file reflects an Initial CD dated xxxxxxxx was mailed to the borrower, however it was not provided in the loan file.		12/30/16: Lender provided the initial closing disclosure dated 11/25/16. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 786; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 7.50 months reserves; Years on Job Borrower has 24 years on job

300251957	7dd459ab-e6c3-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error
The Final Closing Disclosure Contact Information section is incomplete. The License Number of the Settlement Agent is missing. Please note that a letter of explanation to the borrower must also be issued.

12/16/2016: A Post Close CD in the loan file reflects the License ID of the Settlement Agent.  A letter of explanation to the borrower and proof of delivery was also provided in the file.  Condition cleared. Loan will be graded a B for all agencies.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 786; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 7.50 months reserves; Years on Job Borrower has 24 years on job

300251957	7f38ee58-e6c3-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in file.
12/28/2016:  A CDA report reflecting a value $1,400,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared. 12/21/22019:  CDA provided has an incorrect city.  Please provide corrected CDA report.  Condition remains.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 786; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 7.50 months reserves; Years on Job Borrower has 24 years on job

300251957	ea886d0d-7ec4-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Loan Estimate / LE Not in File
Missing LE to correspond with Change of Circumstance (COC) forms dated xxxxxxxxx.  A revised Loan Estimate reflecting the revisions should have been provided to the borrower within 3 business days of the change of circumstance.
01/06/2017: An LE was not required as redisclosure is only required to reset tolerance baselines - per TILA 1026. 19(e)(3)(iv). This should be cleared
01/06/2017: Audit reviewed the Lender Rebuttal, and has determined that a re-disclosure is not required due to loan amount change or Appraisal decrease. Unless that loan amount change caused increase in fees then that would require a re-disclosure, and if increase above tolerance. Condition cleared.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 786; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 7.50 months reserves; Years on Job Borrower has 24 years on job

300251957	6a6fc406-7cc4-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Documentation	Executed Home Equity Line of Credit (HELOC) closure letter reflecting HELOC was frozen and closed was not provided in the file.	01/06/2017: please see attached	01/06/2017: Audit reviewed Credit Line Freeze Authorization, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 786; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 7.50 months reserves; Years on Job Borrower has 24 years on job

300251957	5dc65772-e6c3-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE dated xxxxxxxx is missing the lender's e-mail or phone number under the section, Additional Information About This Loan		12/16/2016: The finding is non material. Loan will be graded a B for all agencies
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 786; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 7.50 months reserves; Years on Job Borrower has 24 years on job

300299713	8ce07b0e-b6d2-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	The Principal Reduction - Excess Rate Credit in Section H of the final Closing Disclosure should be reflected in the Payoffs and Payments section on page three of the Closing Disclosure.	01/10/2017: see revised CD attached
01/10/2017: Audit reviewed revised CD, and has determined that a principal reduction, if needed due to program or investor constraints, may be disclosed in K as a positive number. Documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'.

300299713	264bccd6-268c-4e87-ad94-62585de7e3a8	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Naming Convention in Services Borrower DID NOT SHOP Fee - Section B in C.D. is not consistent	The naming convention of fees in section C of the LE and CD is not consistent. The final CD reflects Title – Recording Fee and the most recent LE reflects Required Service.		01/04/2017: This finding is not material. Loan will be graded a B for all agencies.
300299713	69b17844-90d2-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error
The LE is missing the lender's e-mail or phone number under the section, Additional Information About This Loan.  Additionally, the Required Service charged by the settlement service provider in section B is missing the introductory description "Title - " Section 1026.37(f)(2) of the regulation indicates: For any item that is a component of title insurance or is for conducting the closing, the introductory description “Title —” shall appear at the beginning of the label for that item.
01/04/2017: This finding is not material. Loan will be graded a B for all agencies.
300299713	0bf0cdc4-b5d2-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in the file.		01/04/2017: A CDA report reflecting a value $930,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
300299713	cce2b028-8e95-44b9-a145-c5e94ec1a90c	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error
The final Closing Disclosure Contact Information section is incomplete.  The Contact NMLS License ID Number of the Lender is missing.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.

01/04/2017:  A Post Close CD was provided in the file reflecting the License ID of the Settlement Agent.  A letter of explanation to the borrower along with proof of delivery was also provided in the file.  Condition Cleared.  Loan will be graded a B for all agencies.

300252107	526a6866-8abc-e611-9869-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided	12/14/2016: CDA	12/14/2016: A CDA report reflecting a value $1,300,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
300257692	5e717d00-6fc8-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Loan Estimate / LE Not in File	File is missing an LE corresponding with a COC dated xxxxxxxx reflecting an increase in the loan amount from xxxxxx to xxxxxxx. Please provide a LOE and confirmation of delivery to the borrower.	12/29/2016: An LE was not required as redisclosure is only required to reset tolerance baselines - per TILA 1026. 19(e)(3)(iv). This should be cleared per .
12/29/2016: Audit reviewed the Lender Rebuttal, and has determined that a re-disclosure is not required due to loan amount change. Unless that loan amount change caused increase in fees then that would require a re-disclosure, and if increase above tolerance. Condition cleared.

300257692	5ee28b93-6bc8-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE is missing the lenders' email and phone number under the section: Additional Information About This Loan.		12/22/2016: The finding is not material. Loan will be graded a B for all agencies.
300257692	bb615642-f960-47f9-91ac-34cafb56a195	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated xxxxxxxx does not reflect a Final Inspection Fee with no resulting CoC for any subsequent disclosures.  The final CD reflects a Final Inspection Fee of xxx.  This fee is in a 0% tolerance section.  Lender tolerance cure of xxx is required.
12/27/2016: The final closing disclosure reflects a post close tolerance cure of xxx, which is sufficient. Loan will be rated a B for all agencies.
300257692	e94cc026-3bcc-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	The property taxes in section F of the final Closing Disclosure are missing the government entity.	12/29/2016: see revised CD
12/29/2016: Audit review of revised CD includes Section F property taxes payee. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided.  Loan will be rated a 'B'.

300257692	3dc07c23-492b-4aaa-a6f1-9b94d80927d5	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error
The final Closing Disclosure Contact Information section is incomplete. The License Number of the Settlement Agent is missing.  Please note that a letter of explanation to the borrower must also be issued.

12/27/2016:  A Post Close CD was provided in the file reflecting the License ID for the Settlement Agent.  A letter of explanation to the borrowers along with proof of delivery was also provided in the file.  Condition cleared.  Loan will be rated a B for all agencies.

300257692	9e8235de-69c8-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.	12/29/2016: CDA	12/29/2016: A CDA report reflecting a value $855,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
300257692	7eb4d001-6cc8-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee was not reflected in section B of the Closing Disclosure despite evidence of a credit report in the file.  The Credit Report Fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.  Please note that a letter of explanation to the borrower must also be issued.
12/29/2016: see revised CD
12/29/2016: Audit review of revised CD reflects Credit Report (Sec B) as "paid by others", Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'.

300257692	4952d641-3bcc-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	DID SHOP Fee (Section C) & Recording Fee (Section E) exceeds 10% summary tolerance
Section E Recording Fees are subject to 10% tolerance. LE dated xxxxxxxx reflects recording fees of $0.00 ($0.00 at 10%) with no resulting COC for any subsequent disclosures. The Post Close CD reflects a charge of xxx for a variance/refund required of xxxxx to meet 10% threshold.
12/29/2016: Disagree - there wasn't a 10% tolerance violation. The baseline was xxxxx (Section B & C title fees plus recording fees) per the LE vs xxx on the final CD.
12/29/2016: Audit concurs with the Lender Rebuttal, and has determined that no tolerance issue was found. Final CD Section B plus Section E fees equal xxx. LE sections B,C and E equals xxx. Condition cleared.

300252108	94f3b380-3947-45ec-8ac6-6104fb68dd77	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The License ID of the Lender is missing. Please note that a letter of explanation to the borrower must also be issued.		12/22/2016: Audit reviewed post consummation CD which contains the Lender's phone number. Per Compliance, either a phone number or email address should be provided. Condition cleared.
300252108	921f5dc5-77c1-e611-86eb-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Calculating Cash To Close' section not completed, or completed in error
The information in the Calculating Cash To Close section of the final Closing Disclosure dated xxxxxx post-closing indicates the  Loan Estimate figure Closing Costs as xxxxxx, The most recent Loan Estimate dated xxxxxxx indicates and amount of xxxxxx.
															Disagree - the xxx CD shows the Total Closing Costs (J) as xxxx in the Loan Estimate column.	12/22/2016: Audit reviewed xxxxx LE and compared with post consummation CD. Both disclosures reflect xxxx. Condition cleared.
300252108	2a320c71-5ec1-e611-86eb-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.		12/14/2016: CDA provided reflecting a value of $1,500,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300252108	1f8cd00d-5dc1-e611-86eb-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE is missing the lender's e-mail or phone number under the section, Additional Information About This Loan.		12/22/2016: This finding is non material. Loan will be graded a B for all agencies
300262411	9ebefcb8-f2d1-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE is missing the lender's e-mail or phone number under the section, Additional Information About This Loan.		01/03/2017: This is non-material issue. The loan will be rated a B for all agencies.
300262411	e0b3b166-01d2-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report is required in the loan file.		01/03/2017: A CDA Report dated 12/01/2016 with a value of $790,000 and a 0% variance of the appraised value. Condition cleared.
300262411	4829ded9-4d27-469b-b8c4-b875fa541701	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The License Number of the Settlement Agent is missing. Please proved a LOE and confirmation of delivery to the borrower.		01/03/2017: a Post Close CD reflects the license number. Condition cleared. The loan will be rated a B for all agencies.
300262364	0caeff16-44de-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Closing Disclosure / CD Not in File
Disclosure Tracking provided in the file reflects the CD was ordered and e-signed by the borrower on xxxxxxxx, however there is no copy of this CD in the file. File also contains a COC dated xxxxxx for a change in the appraised value, COC dated xxxxxxx or a change in the origination charges, and COC dated xxxxxxxx for change in origination charges.

01/24/17: Lender provided the CD dated xxxxxx corresponding to the COC for the change in appraised value. COC dated xxxxxx for change in origination fee from xxxxx to xxxxx. COC dated xxxxxx change in origination charge from xxxxxx to xxxxxx. Re disclosure not required. Condition cleared.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 62.58%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.42%.; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 792.

300262364	274b02b3-ff04-477a-8962-ae0dd637643b	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Lender Credits on Final Closing Disclosure at closing is inaccurate in relation to previous Initial disclosure(s)
The LE dated xxxxxxxxx reflects a lender credit in the amount of xxxxx The lender credit decreased to xxxxx on the CD dated xxxxxxxx with no indication of a valid COC to account for the decrease in the credit.

01/24/17: The decrease was due to the borrower requesting a lock extension (loan amount of xxxxxxx x lock extension price adjustment of xxxx = xxxxxx). See related lock confirmation and CD in the loan file.
01/24/17: Decrease due to lock extension. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 62.58%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.42%.; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 792.

300262364	5821e97e-c3dd-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE dated xxxxxxxx is missing the lender's e-mail or phone number under the section, Additional Information About This Loan.		01/18/2017: The finding is non material. Loan will be graded a B for all agencies
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 62.58%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.42%.; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 792.

300262364	5516f18c-c3dd-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The Final Closing Disclosure Contact Information section is incomplete. The License Number of the Settlement Agent is missing. A LOE regarding the errors is required as well.		01/18/2017: A Post Close CD in the loan file reflects the license numbers as well as a LOE. Condition cleared. Loan will be graded a B for all agencies
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 62.58%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.42%.; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 792.

300262364	8b7e3272-3584-4aa3-958e-cf919c8dc125	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Funding occurred before RTC Expiration Date	The funding occurred on xxxxxxxx while the Right to Cancel expiration was on xxxxxxxx.		01/18/2017: A Post Close CD in the loan file reflects the Disbursement date as xxxxxxxx. Loan will be graded a B for all agencies
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 62.58%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.42%.; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 792.

300262364	38724e73-c3dd-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in file.		01/20/2017: A CDA was provided with a value of $1,550,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 62.58%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.42%.; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 792.

300262364	a8623b74-7ede-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Inconsistent Documentation	Hazard insurance policy renewal date is illegible. Please provide a legible copy of the hazard insurance for the subject property. Additional conditions may apply.		01/24/17: Lender provided a legible copy of the hazard insurance declaration page. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 62.58%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.42%.; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 792.

300268771	aba724f2-bed1-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Documentation	Executed Home Equity Line of Credit XX closure letter reflecting XX was frozen and closed was not provided in the file.	01/09/2017: see attached, please note this was included in the upload	01/09/2017: Audit reviewed executed Credit Line/Equity Line of Credit Closure Request, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 21.65%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 767; Years on Job Co-Borrower has 12 years on job

300268771	8493f651-60cd-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE dated XX/XX/XXXX is missing the lender's e-mail or phone number under the section, Additional Information About This Loan.		12/28/2016: The finding is non material. Loan will be graded a B for all agencies
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 21.65%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 767; Years on Job Co-Borrower has 12 years on job

300268771	84e3f19c-60cd-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error
The Final Closing Disclosure Contact Information section is incomplete. The License Number of the Settlement Agent is missing. Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.

12/28/2016: A Post Close CD in the loan file reflects the License ID of the Settlement Agent.  A letter of explanation to the borrowers along with proof of delivery was also provided in the file.    Condition cleared. Loan will be graded a B for all agencies.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 21.65%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 767; Years on Job Co-Borrower has 12 years on job

300268771	67234c50-bfd1-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Hazard Insurance Shortfall
The applicable underwriting guidelines required the subject property to be protected against loss from damage.  The hazard insurance coverage is insufficient. The hazard insurance declaration in file reflects XXXX in dwelling coverage with no replacement cost.  The hazard policy does not reflect guaranteed replacement cost and a replacement cost estimator was not provided in the file.  The loan amount is XXXX and replacement cost new from the appraisal is XXXX which reflects a XXXX coverage shortfall.
01/09/2017: see attached
01/09/2017: Audit reviewed the documentation submitted, and has determined that a cost estimator was prepared by the borrower's insurance agent. Documentation from the insurance carrier does confirms the coverage amount is at least equal to XXX% of the estimated replacement cost of the home. Coverage is sufficient. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 21.65%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 767; Years on Job Co-Borrower has 12 years on job

300268771	2bb88def-5d79-43d6-b1c9-b88b7aede3cb	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Funding occurred before RTC Expiration Date	The Funding occurred on XX/XX/XXXX while the Right to Cancel expiration was on XX/XX/XXXX Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.
12/28/2016: A Post Close CD in the loan file reflects the corrected Funding date.  A letter of explanation to the borrower along with proof of delivery was also provided in the file.  Condition cleared. Loan will be graded a B for all agencies

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 21.65%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 767; Years on Job Co-Borrower has 12 years on job

300268771	64a52e46-60cd-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in file.		01/03/2017: A CDA report reflecting a value $1,190,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 21.65%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 767; Years on Job Co-Borrower has 12 years on job

300262744	258c4ba2-6a95-4397-9372-8de5b6837628	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflected a Credit Report Fee of $XX and there was no resulting CoC for any subsequent disclosures.  The final CD reflects a Credit Report Fee of $XX  Additionally, services borrower did shop fees in Section C and Section E Recording Fees are subject to XX% tolerance when the borrower chose a service provider listed on the WLSP.  LE dated XX/XX/XXXX reflects a fee total of $XX at XX% with no resulting CoC for any subsequent disclosures. Final CD reflects a fee total of $XX for a variance/refund required of $XX to meet XX% threshold.  These fees are in a XX%tolerance section. Lender tolerance cure of XX%is required.
01/13/2017: The Post Close CD reflects a post close tolerance cure of $XXX.XX, which is sufficient. Loan will be rated a B for all agencies.
300262744	45d864fb-f5d8-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error
The final Closing Disclosure dated Contact Information section is incomplete.  The License ID of the Settlement Agent is missing.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.

01/13/2017:  A Post Close CD was provided in the file reflecting the License ID of the Settlement Agent.  A letter of explanation to the borrower along with proof of delivery was also provided in the file.  Condition Cleared.  Loan will be graded a B for all agencies.

300262744	b7ff331b-f7d8-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE is missing the lender's e-mail or phone number under the section, Additional Information About This Loan.		01/13/2017: This finding is not material. Loan will be graded a B for all agencies.
300262744	3d628f60-5c50-4043-a27d-aa5746ed3fe7	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Credit Report Fee reflected in section B of the final Closing Disclosure reflects the fee being reimbursed to the broker and does not reflect the name of the actual payee.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.

01/13/2017:  A Post Close CD was provided in the loan file reflecting the payee for the Credit Report fee.  A letter of explanation to the borrower along with proof of delivery was also provided in the file.  Condition Cleared.  Loan will be graded a B for all agencies.

300262744	1cddb27b-abd9-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the file.		01/17/2017: CDA provided reflecting a value of $742,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300262363	7eb73485-63c8-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE is missing the lender's e-mail or phone number under the section, Additional Information About This Loan.		12/22/2016: This finding is not material. Loan will be graded a B for all agencies.
 CLTV is lower than guideline maximum UW Guides require FICO of 720, loan qualified with FICO of 816.; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.51%.; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 816.

300262363	9f9d2751-44c8-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the file.	12/29/2016: CDA	12/29/2016: A CDA report reflecting a value $960,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
 CLTV is lower than guideline maximum UW Guides require FICO of 720, loan qualified with FICO of 816.; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.51%.; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 816.

300262363	25e37b4f-3fc9-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Documentation
Appraisal reflects the subject property is located on a privately owned road. A legally enforceable agreement or covenant for street maintenance or if the subject is located in a state or local municipality that legally defines the responsibility of homeowners who share a private road is required. The agreement or covenant should include the following and be recorded in the land records of the appropriate jurisdiction:   Responsibility for payment of repairs, including each party's representative share.  Default remedies in the event a party to the agreement or covenant fails to comply with their obligations. The effective term of the agreement or covenant, which in most cases should be perpetual and binding on any future owners.
															12/29/2016: please see attached	12/29/2016: Audit reviewed the Appraisal's Supplemental Addendum, and has determined that the "private streets" are maintained by the HOA. Condition cleared.
 CLTV is lower than guideline maximum UW Guides require FICO of 720, loan qualified with FICO of 816.; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.51%.; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 816.

300262363	3879e7b5-d4af-4e7d-a4ec-b1aba8312730	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Appraisal Report and the Credit Report in section B of the final Closing Disclosure reflects “reimburse” and does not reflect the name of the payee.  Please note that a letter of explanation to the borrower must also be issued.

12/22/2016:  A Post Close CD was provided in the file reflecting the payee for the Appraisal Report and the Credit Report.  A letter of explanation to the borrower along with proof of delivery was also provided in the file.  Condition cleared.  Loan will be rated a B for all agencies.

 CLTV is lower than guideline maximum UW Guides require FICO of 720, loan qualified with FICO of 816.; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.51%.; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 816.

300262363	de28be75-63c8-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)
Rescindable transactions require that the Closing Disclosure must be given separately to each consumer who has the right to rescind under TILA ( XX  Although the Disclosure History provided in the file evidences that the Initial CD was mailed to the borrower, there is no evidence that a separate Initial CD was mailed to the borrower's spouse.
															12/29/2016: See attached which shows that a separate initial CD was mailed to the borrower's spouse.	12/29/2016: Audit reviewed evidence that the initial CD was provided to the spouse, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 CLTV is lower than guideline maximum UW Guides require FICO of 720, loan qualified with FICO of 816.; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.51%.; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 816.

300262363	e6541a14-500f-4973-9981-326a86769331	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error
The final Closing Disclosure Contact Information section is incomplete.  The License ID Number of the Settlement Agent is missing.  Please note that a letter of explanation to the borrower must also be issued.

12/22/2016:  A Post Close CD was provided in the file reflecting the License ID of the Settlement Agent.  A letter of explanation to the borrower along with proof of delivery was also provided in the file.  Condition cleared.  Loan will be rated a B for all agencies.

 CLTV is lower than guideline maximum UW Guides require FICO of 720, loan qualified with FICO of 816.; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.51%.; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 816.

300273338	68366912-71d6-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in file.		01/11/2017: A Residential Appraisal Review reflecting a value of $650,000 is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.43%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 784; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 20.4 months reserves

300273338	8817573f-71d6-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE dated XX/XX/XXXX is missing the lender's e-mail or phone number under the section, Additional Information About This Loan.		01/09/2017: The finding is non material. Loan will be graded a B for all agencies
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.43%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 784; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 20.4 months reserves

300273338	44f40466-8cd6-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing YTD Profit & Loss
File is missing a YTD Profit and Loss for the borrower's schedule C business. Per appendix Q, both a Balance Sheet and a P&L statement is required; in order for the loan to be classified as a Qualified Mortgage. Additional conditions may apply.
01/30/2017: please see attached01/12/2017: no income used, balance sheet and profit & loss not needed
01/30/2017: Audit reviewed executed Profit & Loss ending XX/XX/XXXX, and has determined that the documentation was obtained PRIOR to consummation and is deemed acceptable. Loan meets QM requirements. Condition cleared.01/12/2017: Audit reviewed the lender rebuttal and has determine that a Sole Proprietorship (Schedule C) is considered Self Employed by Appendix Q and would require P&L and BS. The YTD P&L and Balance Sheet for the entity listed on Schedule C is required per Appendix Q. While the income is not used in the DTI calculation, the unknown is what are the current debts that the client is responsible for and will that impact the response to the question “Are all debts included in the analysis and calculation of the DTI.  Accordingly, the implication is that the party has business income even though it is not being used which opens up the discussion for debts of the business that are the responsibility of the applicant/borrower that have to be reconciled.  Therefore, a P&L and Balance Sheet are required for the loan to be classified as a Qualified Mortgage to be purchasable. Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.43%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 784; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 20.4 months reserves

300273338	a22ff0ac-79d6-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Credit Report Fee in section B of the Closing Disclosure reflects "reimburse" and does not reflect the name of the payee.		01/09/2017: A Post Close CD in the loan file reflects the payee for the Credit Report Fee. Condition cleared. Loan will be graded a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.43%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 784; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 20.4 months reserves

300273338	cd7b9ce6-d988-4030-b502-d6df6f327ab1	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Lender Credits on Final Closing Disclosure at closing is inaccurate in relation to previous Initial disclosure(s)
The LE dated XX/XX/XXXX reflects a lender credit in the amount of $XX.XX The lender credit decreased to $XX.XX on the CD dated XX/XX/XXXX with no indication of a valid COC to account for the $XX.XX decrease in the credit.
01/12/2017: see attached lock confirmation and CD borrower acknowledged the change
01/12/2017: Audit review of Rate Lock Confirmation dated XX/XX/XXXX confirms a X days rate lock extension included in pricing, therefore no refund is required. Documentation, for Lender Credit, submitted is deemed acceptable, condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.43%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 784; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 20.4 months reserves

300273338	bdbcab4a-78d6-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Purchase Contract	The Purchase Contract is missing from the loan file.	01/12/2017: please see attached that was included in the upload	01/12/2017: Audit reviewed executed copies of the Purchase Contract by the Seller and Buyer, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.43%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 784; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 20.4 months reserves

300273338	8e1e3921-71d6-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The Final Closing Disclosure Contact Information section is incomplete. The License Number of the Settlement Agent is missing. A LOE regarding the errors is required as well.		01/09/2017: A Post Close CD in the loan file reflects the license numbers as well as a LOE. Condition cleared. Loan will be graded a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.43%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 784; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 20.4 months reserves

300273338	a7b05258-8cd6-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Balance Sheet
File is missing a balance sheet for the borrower's schedule C business. Per appendix Q, both a Balance Sheet and a P&L statement is required; in order for the loan to be classified as a Qualified Mortgage. Additional conditions may apply.
01/30/2017: please see attached01/12/2017: no income used, balance sheet and profit & loss not needed
01/30/2017: Audit reviewed executed Balance Sheet ending XX/XX/XXXX, and has determined that the documentation was obtained PRIOR to consummation and is deemed acceptable. Loan meets QM requirements. Condition cleared. 01/12/2017: Audit reviewed the lender rebuttal and has determine that a Sole Proprietorship (Schedule C) is considered Self Employed by Appendix Q and would require P&L and BS. The YTD P&L and Balance Sheet for the entity listed on Schedule C is required per Appendix Q. While the income is not used in the DTI calculation, the unknown is what are the current debts that the client is responsible for and will that impact the response to the question “Are all debts included in the analysis and calculation of the DTI.  Accordingly, the implication is that the party has business income even though it is not being used which opens up the discussion for debts of the business that are the responsibility of the applicant/borrower that have to be reconciled.  Therefore, a P&L and Balance Sheet are required for the loan to be classified as a Qualified Mortgage to be purchasable. Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.43%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 784; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 20.4 months reserves

300262362	ffb15a5f-fdc6-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	The Third Party Processing Fee is reflected in section B of the final Closing Disclosure. The Third Party Processing Fee was not disclosed on the WLSP.
12/20/2016: Services provided on WLSP did not have the fees or reference to Section C.  Audit calculated section B and C fees and are within 10% tolerance for worst case scenario. Loan will be rated a B.

300262362	04d591a2-cec6-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Credit Report Fee and Appraisal Fee in section B of the Closing Disclosure reflects "reimburse" and does not reflect the name of the payee.		12/20/2016; A Post Close CD in the loan file reflects the payee for the Credit Report fee and Appraisal Fee. Condition cleared. Loan will be graded a B for all agencies
300262362	27de86f5-c6c6-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in file.		12/22/2016: CDA provided reflecting a value of $1,125,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
300262362	04c5e978-cec6-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The Final Closing Disclosure Contact Information section is incomplete. The License Number of the Settlement Agent is missing. A LOE regarding the errors is required as well.		12/20/2016; A Post Close CD in the loan file reflects the license numbers as well as a LOE. Condition cleared. Loan will be graded a B for all agencies.
300262362	652c3405-c7c6-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE dated XX/XX/XXXX is missing the lender's e-mail or phone number under the section, Additional Information About This Loan		12/20/2016: The finding is non material. Loan will be graded a B for all agencies
300247533	a9e6b839-e304-4a47-962e-0abcf21ba96b	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Right To Cancel Form	Right to Cancel for both borrowers was not provided in the loan file.	01/12/2017: please see attached	01/12/2017: Audit reviewed executed Right to Cancel by both borrowers, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.90%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 758; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 25.80 months reserves

300247533	51fd5788-7342-4ed9-bceb-5aba9c77cc89	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Mortgage	A copy of the Recorded Mortgage/Deed of Trust was not provided in the loan file.	01/23/2017: yes it was, please rescind condition ( see attached ) started on page 3101/12/2017: this is a post purchase condition, we don't have the recorded mortgage back yet- please remove
01/23/2017: Audit reviewed the Lender Rebuttal, as well as the documentation, and has determined that the ORIGINAL loan file pages 25 through 56 were blank pages. However, the executed Deed of Trust with attached legal was submitted and is deemed acceptable. Condition cleared. 1/16/2017: Condition cleared in error. A copy of the Mortgage/Deed of Trust was not provided in the loan file. Condition remains.  01/12/2017: Audit reviewed the Lender Rebuttal, as well as the Closing Instruction, and has determined that the executed instructions direct the closing agent to recorded Mortgage after closing. Condition rescinded.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.90%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 758; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 25.80 months reserves

300247533	89b027f2-e6d1-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Hazard Insurance Shortfall
The applicable underwriting guidelines required the subject property to be protected against loss from damage.  The hazard insurance coverage is insufficient. The hazard insurance declaration in file reflects $XXX,XXX in dwelling coverage with XXX% replacement cost ($XX,XXX) for total coverage of $XXX,XXX.  The hazard policy does not reflect guaranteed replacement cost and a replacement cost estimator was not provided in the file.  The loan amount is $XXX,XXX and replacement cost new from the appraisal is $XXX,XXX. Please provide evidence of sufficient coverage. Additional conditions may apply.
01/12/2017: please see attached
01/12/2017: Audit reviewed the documentation submitted, and has determined that a cost estimator was prepared by the borrower's insurance agent. Documentation from the insurance carrier does confirms the coverage amount is at least equal to 100% of the estimated replacement cost of the home. Coverage is sufficient. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.90%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 758; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 25.80 months reserves

300247533	efc65a73-e6d1-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the file.		01/03/2017: A CDA report reflecting a value $850,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.90%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 758; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 25.80 months reserves

300247533	fdccb3d5-e6d1-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Missing Documentation	Executed Home Equity Line of Credit (HELOC) closure letter reflecting HELOC was frozen and closed was not provided in the file.
The payoff to the Credit Union was not attached to the property being refinanced. This was for another property at and was disclosed on the application. This HELOC did not need to be closed. The purchaser would have qualified with the payment, even if it wasn’t paid off. Please rescind this condition.

01/6/2017:  Audit reviewed the MERS report in the original loan file and agrees with Lender rebuttal.  The equity line that was paid off at closing is not secured by the subject property.  The borrowers qualify with the payment.  Condition rescinded.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.90%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 758; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 25.80 months reserves

300247533	8d4cf519-5c3b-48b0-a44c-1a3063d2df34	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error
The final Closing Disclosure dated Contact Information section is incomplete.  The License ID of the Settlement Agent is missing.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.

01/12/2017: This condition should be cleared per XX/XX/XXXX email which states "We only need one specific contact from the either lender or broker. If any lender info is missing like the phone number, then this is non-material B grade with the exception of missing NMLS or licensing which is consider a material exception."

01/12/2017: Audit review of missing CD Contact Information, other than Lender or Broker NMLS or Settlement Agents license number (if required by State), is a non-material grade B.01/03/2017:  A Post Close CD was provided in the file does not reflect the License Number.  Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.90%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 758; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 25.80 months reserves

300247533	c02dfa7e-e7d1-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Documentation	The Tracking Disclosure History provided in the loan is incomplete. Only page 1 of 6 was provided in the loan file. Missing pages 2-6.	01/12/2017: please see attached	01/12/2017: Audit reviewed Tracking Disclosure History, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.90%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 758; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 25.80 months reserves

300247533	1dfc7386-e7d1-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE is missing the lender's e-mail and phone number under the section, Additional Information About This Loan.		01/03/2017: This finding is not material. Loan will be graded a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.90%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 758; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 25.80 months reserves

300306355	6dff7e67-9cd9-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.		CDA provided reflecting reconciled value of $1,530,000 at 0% variance is deemed acceptable. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 70.00%, loan qualified with CLTV of 57.22%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 22.23%.; Years in Field Borrower has 16 years in the field.

300306355	a85d6a82-0ddc-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE dated XX/XX/XXXX is missing the lender's e-mail and phone number under the section: Additional Information About This Loan.		1/16/2017: This finding is not material. Loan will be graded a B for all agencies
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 70.00%, loan qualified with CLTV of 57.22%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 22.23%.; Years in Field Borrower has 16 years in the field.

300306355	db8a6578-26dc-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Closing Disclosure / CD Not in File	Transaction’s in what is considered a "dry funding state". Please provide the post close CD provided to the borrowers. Additional conditions may apply.		01/20/17: Lender provided the post close CD. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 70.00%, loan qualified with CLTV of 57.22%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 22.23%.; Years in Field Borrower has 16 years in the field.

300306355	700bcf02-32dc-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Missing YTD Profit & Loss
File is missing a YTD Profit and Loss for the borrower's  business. Per appendix Q, both a Balance Sheet and a P&L statement is required; in order for the loan to be classified as a Qualified Mortgage.   Additional conditions may apply.
01/20/17: Upon further review, the Schedule C business is for a non borrowing spouse. Condition rescinded.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 70.00%, loan qualified with CLTV of 57.22%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 22.23%.; Years in Field Borrower has 16 years in the field.

300306355	a846d9f1-31dc-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Missing Balance Sheet
File is missing a balance sheet for the borrower's  business. Per appendix Q, both a Balance Sheet and a P&L statement is required; in order for the loan to be classified as a Qualified Mortgage.  Additional conditions may apply.
01/20/17: Upon further review, the Schedule C business is for a non borrowing spouse. Condition rescinded.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 70.00%, loan qualified with CLTV of 57.22%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 22.23%.; Years in Field Borrower has 16 years in the field.

300306355	4bb2a221-89d9-4800-ad69-f894d1e1b74a	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error
The Final Closing Disclosure Contact Information section is incomplete. The License Number of the Settlement Agent is missing. A Letter of Explanation and confirmation of delivery to the borrower is required.
01/20/17: Lender provided the corrected CD within 60 days of consummation and LOE to the borrower. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 70.00%, loan qualified with CLTV of 57.22%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 22.23%.; Years in Field Borrower has 16 years in the field.

300306355	c4f2aa3f-27dc-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	The WLSP corresponding to the initial LE dated XX/XX/XXXX is invalid. The service providers are listed along with the amount of charges that do not correspond the LE.		01/16/2017: Audit calculated section B and C fees and are within 10% tolerance for worst case scenario. Loan will be rated a B.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 70.00%, loan qualified with CLTV of 57.22%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 22.23%.; Years in Field Borrower has 16 years in the field.

300282153	be34a6fa-c9d1-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA was not provided in the loan file.		01/03/2017: A CDA dated XX/XX/XXXX with a value of $775,000.00 with 0% variance of the appraised value. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.43%.; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 806; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 15.09 months reserves

300282153	d2979f09-7ec8-42c3-8979-64e26b6ce43c	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The License Number of the Settlement Agent is missing. Please provide a LOE and confirmation of delivery to the borrower.		01/03/2017: A Post close CD reflects the License Number and LOE with confirmation of delivery to the borrower. Condition cleared. The loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.43%.; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 806; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 15.09 months reserves

300282153	b625ed34-aa1d-4d25-a34a-109c6b570241	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Missing corresponding W.L.S.P. for Initial L.E. in File DID SHOP Fee (Section C)	The WLSP corresponding to the initial LE dated XX/XX/XXXX is invalid. The service providers are listed along with the amount of charges that do not correspond the LE.		01/03/2017: Audit calculated section B and C fees and are within 10% tolerance for worst case scenario. Loan will be rated a B.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.43%.; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 806; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 15.09 months reserves

300282153	ec9af66c-46c3-4788-860e-1e5df3ae7191	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	General Compliance Exception
The subject loan was funded in a dry funding state.  Final Alt A Settlement Statement in file indicates a cash to close of $XX,XXX,XX vs. the post close CD which reflects a cash to close of $XX,XXX,XX with a discrepancy of $XXX.XX.
01/13/2017: Received post consummation CD correcting cash to close to match settlement statement, explanation letter & evidence of delivery. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.43%.; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 806; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 15.09 months reserves

300282153	f370177d-dcd1-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Initial Application	Missing the initial loan application. "Additional conditions may apply."		1/11/2017: An initial loan application was provided. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.43%.; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 806; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 15.09 months reserves

300282153	abf47a17-dbd1-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Hazard Insurance Shortfall
Hazard insurance declaration page in file reflects hazard insurance coverage of $XXX,XXX,XX at XXX%. The hazard insurance provided does not reflect guaranteed replacement coverage. Replacement cost estimator not provided.   The appraisal reflects total estimate of cost-new of $XXX,XXX,XX. Please provide evidence of sufficient coverage.   Additional conditions may apply.

1/11/2017: A replacement cost estimate from the insurer was provided to reflect a replacement cost of $XXX,XXX.  The dwelling coverage of $XXX,XXX is sufficient to cover the replacement cost of $XXX,XXX.  Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.43%.; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 806; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 15.09 months reserves

300282153	0269f994-f7d1-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing 1008 or Underwriter Approval	1008 missing from the file. Additional Conditions may apply.		1/11/2017: A 1008 underwriter approval for the subject loan was provided. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.43%.; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 806; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 15.09 months reserves

300282153	a8976f67-dcd1-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing final application (1003)	Missing the final loan application. Additional conditions may apply.		1/11/2017: A final loan application was provided. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.43%.; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 806; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 15.09 months reserves

300282153	b5342891-ddd1-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	DID SHOP Fee (Section C) & Recording Fee (Section E) exceeds 10% summary tolerance	The Recording Fee was disclosed on LE as $XXX.XX and on the final CD as $XXX.XX, exceeding the allowable 10% tolerance. A tolerance cure of $XX.XX is required.		01/03/2016: A RESPA Recording Fee of $XX.XX charge cure was reflected on the final CD. Condition cleared. The loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.43%.; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 806; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 15.09 months reserves

300282153	defcc193-da10-4dfb-877b-494965332aa7	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.	The LE reflects a Credit Report fee of $XX.XX with no resulting CoC for any subsequent disclosures. The final CD reflects a Credit Report fee of $XX.XX resulting in a $X.XX refund due for cure.		01/03/2017: A RESPA Credit Report fee of $X.XX charge cure on the final CD was reflected. Condition cleared. The loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.43%.; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 806; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 15.09 months reserves

300282153	a8b430fa-ddd1-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE is missing the lenders email and phone number under the section, Additional Information About This Loan.		01/03/2017: This is a non-material issue. The loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.43%.; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 806; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 15.09 months reserves

300282153	76e6d445-ded1-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	General Compliance Exception 2	The Principal Reduction in Section H of the final Closing Disclosure should be reflected in the Payoffs and Payments section on page three of the Closing Disclosure.		01/13/2017: Received post consummation CD reflecting principal reduction in correct section, explanation letter & evidence of delivery. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.43%.; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 806; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 15.09 months reserves

300309959	568e5d92-39fe-4d67-9891-6b1aa4c5a2b5	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
Services borrower did shop fees in Section C and Section E Recording Fees are subject to 10% tolerance when the borrower chose a service provider listed on the WLSP.  LE dated XX/XX/XXXX reflects a fee total of $X.XXX($X,XXX,XX at 10%) with no resulting CoC for any subsequent disclosures. Final CD reflects a fee total of $X,XXX,XX for a variance/refund required of $XXX.XX to meet 10% threshold.
01/14/2017: The Post Close CD reflects a post close tolerance cure of $XXX.XX , which is sufficient. Loan will be rated a B for all agencies.
300309959	d2a92a54-6a6b-48bd-a5fb-6c852f596fdb	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Naming Convention in Services Borrower DID NOT SHOP Fee - Section B in C.D. is not consistent	The final CD reflects Title - Endorsement Fee and Title - County Verification Fee and the LE dated XX/XX/XXXX reflects Title - Miscellaneous Title Charges. The naming convention is not consistent.		01/14/2017: This finding is not material. Loan will be graded a B for all agencies.
300309959	02f356e6-b0d9-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.		01/17/2017: CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300309959	092d2b27-61da-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE is missing the lender's e-mail and phone number under the section, Additional Information About This Loan.		01/14/2017: This finding is not material. Loan will be graded a B for all agencies.
300309959	6cb7c110-797d-4fb5-972c-3d6aa4cc9653	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error
The final Closing Disclosure dated Contact Information section is incomplete.  The License ID of the Settlement Agent is missing.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.

01/14/2017:  A Post Close CD was provided in the file reflecting the License ID of the Settlement Agent.  A letter of explanation to the borrower along with proof of delivery was also provided in the file.  Condition Cleared.  Loan will be graded a B for all agencies.

300273541	ccb93a91-64d8-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Closing Disclosure / CD Not in File	Missing Initial CD. Disclosure History provided in the file reflects a CD dated XX/XX/XXXX was mailed to the borrower, however it was not provided in the loan file.
01/18/2017: please see attached disclosure history for this borrower that shows the CD sent for the XX as mentioned, also attached is the CD for XX/XX as requested. The COC is for an increase in the appraised value. This doesn't require a re-disclosure to the borrower.

01/18/2017: Audit reviewed initial CD and COC, and has determined that the documentation is deemed acceptable. Condition cleared. 01/16/2017:  Received tacking history verifying a package was sent electronically XX/XX/XXXX.  Original loan file contains a Change in Circumstance dated XX/XX/XXXX.  Closing disclosure dated XX/XX/XXXX, which is within 3 days of COC, not provided.  Condition remains.

300273541	67fe3798-d4d8-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee was not reflected in section B of the Closing Disclosure despite evidence of a credit report in the file.  The Credit Report Fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
01/17/2017: See attached credit report invoice that shows charge of $XX.XX
01/17/2017: Audit reviewed Credit Report Invoice reflecting $XX.XX, and has determined that clear evidence was provided that no credit report fee was charged, therefore no fee was passed onto the borrower. Condition cleared.

300273541	6a49cb2d-62d8-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The Final Closing Disclosure Contact Information section is incomplete. The License Number of the Settlement Agent is missing. A LOE regarding the errors is required as well.		01/12/2017: A Post Close CD in the loan file reflects the license numbers as well as a LOE. Condition cleared. Loan will be graded a B for all agencies.
300273541	5a99393c-62d8-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE dated XX/XX/XXXX is missing the lender's e-mail or phone number under the section, Additional Information About This Loan.		01/12/2017: The finding is non material. Loan will be graded a B for all agencies.
300273541	3026d621-62d8-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in file.		01.12.2017 A CDA was provided with a value of $1,455,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared
300296908	1d34d339-dfcd-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE dated XX/XX/XXXX is missing the lender's e-mail or phone number under the section, Additional Information About This Loan		12/29/2016: The finding is non material. Loan will be graded a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.34%; FICO is higher than guideline minimum UW Guides require FICO of 7020 loan qualified with FICO of 784; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 54.60 months reserves

300296908	da48e491-95ce-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Payoff Statement	Payoff Statement was not provided in the file.	01/06/2017: see attached, please note this was included in the upload	01/06/2017: Audit reviewed Mortgage Payoff Statement, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.34%; FICO is higher than guideline minimum UW Guides require FICO of 7020 loan qualified with FICO of 784; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 54.60 months reserves

300296908	1dff9d2b-dfcd-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in file.	01/03/2017: CDA	01/03/2017: A CDA report reflecting a value $1,550,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.34%; FICO is higher than guideline minimum UW Guides require FICO of 7020 loan qualified with FICO of 784; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 54.60 months reserves

300296908	4378643a-d98f-4124-abe4-155e36abea37	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects a Credit Report Fee of $XX.XX with no resulting COC for any subsequent disclosures. The final CD reflects a Credit Report Fee of $XX.XX resulting in a $X.XX refund due for cure.  Cure provided per lender credit on final CD.
12/30/2016: The final closing disclosure reflects a tolerance cure of $X.XX, which is sufficient. Loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.34%; FICO is higher than guideline minimum UW Guides require FICO of 7020 loan qualified with FICO of 784; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 54.60 months reserves

300296908	9dd90041-dfcd-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error
The Final Closing Disclosure Contact Information section is incomplete. The License Number of the Settlement Agent is missing. Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.

12/29/2016: A Post Close CD in the loan file reflects the License Number of the Settlement Agent.  A letter of explanation to the borrower along with proof of delivery was also provided in the file.  Condition cleared. Loan will be graded a B for all agencies.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.34%; FICO is higher than guideline minimum UW Guides require FICO of 7020 loan qualified with FICO of 784; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 54.60 months reserves

300296908	83e17ca0-dfcd-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Credit Report Fee in section B of the final Closing Disclosure reflects "reimburse" and does not reflect the name of the payee.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.

12/29/2016: A Post Close CD in the loan file reflects the payee for the Credit Report Fee.  A letter of explanation to the borrower along with proof of delivery was also provided in the file.  Condition cleared. Loan will be graded a B for all agencies.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.34%; FICO is higher than guideline minimum UW Guides require FICO of 7020 loan qualified with FICO of 784; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 54.60 months reserves

300296908	5d5cfc5a-e1cd-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
The property taxes in section F of the final Closing Disclosure are missing the government entity.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.
01/06/2017: see revised CD
01/06/2017: Audit review of revised CD includes Section F property taxes listing the number of months paid and payee. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided.  Loan will be rated a 'B'.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.34%; FICO is higher than guideline minimum UW Guides require FICO of 7020 loan qualified with FICO of 784; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 54.60 months reserves

300306481	be857ded-48df-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in file		01/20/2017: A CDA report was provided on 12/01/2016 with a value of $640,00 and 0.00% variance from the $640,000.00 appraised value. Condition cleared.
300306481	fae5dfb1-77e1-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
The Home Inspection and Survey Fee in section H of the final Closing Disclosure reflects the payee to the title company and not the actual service provider.  Please provide a LOE and confirmation of delivery to the borrower.
01/23/2017: A Post Close CD reflects the service provider and LOE to the borrower. Condition cleared. The loan will be rated a B for all agencies.
300306481	4637d51b-49df-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE dated XX/XX/XXXX is missing the lender's e-mail or phone number under the section, Additional Information About This Loan.		01/20/2017: The finding is non material. Loan will be graded a B for all agencies
300306481	dd329657-77e1-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.
The service provider list in file is an old RESPA service provider list and does not list the individual "services" associated with each provider. It is not the service provider list that is under form H-27 in the rule. The WLSP is itself a violation and it is confusing to consumers because it has text that relates to the GFE.
01/23/2017: Audit calculated section C fees and are within 10% tolerance for worst case scenario. Loan will be rated a B for all agencies.
300306481	9bad4744-4bdf-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Credit Report Fee in section B of the Closing Disclosure reflects "reimburse" and does not reflect the name of the payee.		01/20/2017: A Post Close CD in the loan file reflects the payee for the Credit Report fee. Condition cleared. Loan will be graded a B for all agencies.
300306067	e1e104d6-a0d2-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE dated XX/XX/XXXX is missing the lender's e-mail or phone number under the section, Additional Information About This Loan		01/04/2017: The finding is non material. Loan will be graded a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.48%.; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 771; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with  15.10 months reserves

300306067	ba91bc97-b0d2-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Origination Charges - Section A	The Broker Administration Fee in section B of the Closing Disclosure is missing the service provider.		01/04/2017: A Post Close CD in the loan file reflects the payee for the Broker Administration Fee. Condition cleared. Loan will be graded a B for all agencies
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.48%.; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 771; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with  15.10 months reserves

300306067	13743fae-afd2-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Sufficient RESPA Cure provided on HUD-1	Final Closing Disclosure reflects a tolerance cure in the amount of $XXX paid to the borrower for an Broker Administration fee charge cure.
01/04/2017:  Final Closing Disclosure reflects a tolerance cure in the amount of $XXX paid to the borrower for an Broker Administration fee charge cure.  Condition cleared. The loan will be rated a B for all agencies.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.48%.; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 771; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with  15.10 months reserves

300306067	e8375ee0-a0d2-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The Final Closing Disclosure Contact Information section is incomplete. The License Number of the Settlement Agent is missing. A LOE regarding the errors is required as well.		01/04/2017: A Post Close CD in the loan file reflects the license numbers as well as a LOE. Condition cleared. Loan will be graded a B for all agencies
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.48%.; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 771; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with  15.10 months reserves

300306067	9fe8f6a4-c5d2-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Missing Verification of Taxes and Insurance amounts for Rental Property
Missing verification of taxes and insurance amounts for the investment property listed on the Schedule of Real Estate Owned of the loan application.  The mortgage statement in the loan file reflects the property has escrows however; it does not list taxes and insurance.  Additional conditions may apply.
															01/11/2017: it clearly shows that taxes and insurance are included and disbursed	01/11/2017: Audit concurs with the Lender Rebuttal, and has determined that the tax and insurance disbursements were reflected on the Mortgage statements. Condition rescinded.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.48%.; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 771; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with  15.10 months reserves

300306067	f9925eba-c3d2-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Missing corresponding C.O.C for most Recent L.E/C.D. in File
Missing corresponding COC for LE dated XX/XX/XXXX as the Broker Administration Fee of $XXX and Underwriting Fee of $XXX were added in Section A.  The file is missing evidence of a valid change of circumstance.

01/17/2017:  A refund of $XXX was reflected on the final closing disclosure for a Section A tolerance cure.  Condition cleared.01/13/2017:  Received post consummation CD, explanation letter, copy of $XXX check and air bill.  CD, check & LOE dated XXXXXX XXXX while air bill is dated XXXXXXXX XXXX.  Please provide evidence of delivery for XXXXXX XXXX.  Also, COC and LE dated XX/XX/XXXX reflect rate lock.  The addition of $XXX Broker Administration fee is not a valid change of circumstance.  Refund of $XXX, explanation letter, copy of check & air bill required.  Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.48%.; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 771; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with  15.10 months reserves

300306067	db803853-9ed2-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in file.		01/04/2017: CDA provided reflecting a value of $600,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.48%.; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 771; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with  15.10 months reserves

300312433	19e06126-6d8e-43b6-bf01-99342aadb063	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	APR on Final Closing Disclosure is inaccurate in relation to previous Initial disclosure(s) – no evidence of further re-disclosure in file (APR < 0.125 variance – Over disclosed)
Missing evidence of APR re-disclosure. The final Closing Disclosure reflects an APR of X.XXX%. The prior Loan Estimate dated XX/XX/XXXX reflects an APR of X.XXX%, which is a difference of X.XXX% and exceeds allowable tolerance of X.XXX%
01/23/2017: Over-disclosure of APR is considered a non-material finding. Loan will be graded a B for all agencies
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 746; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 27 months reserves; Years Self Employed Borrower has 25 years Self Employed

300312433	bc5ef4a8-b3e4-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		01/27/2017: A CDA report reflecting a value $1,200,000 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 746; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 27 months reserves; Years Self Employed Borrower has 25 years Self Employed

300312433	1bbc4070-b5e4-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE is missing the lender's e-mail and phone number under the section, Additional Information About This Loan.		01/27/2017: This finding is not material. Loan will be graded a B for all agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 746; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 27 months reserves; Years Self Employed Borrower has 25 years Self Employed

300312433	f7ae0780-9fe4-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing asset documentation	Missing evidence of liquidation for retirement funds. Copy of a check deposited into the borrower's liquid asset not in file.	02/03/2017: please see attached lox and documents that were provided with the credit upload. Please rescind this condition.	02/03/2017: Audit reviewed the Lender Rebuttal, and has determined that sufficient evidence was provided to document liquidation of retirement funds wired into the bank account. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 746; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 27 months reserves; Years Self Employed Borrower has 25 years Self Employed

300312433	be13d966-d7e4-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Insufficient Reserves	X.XX months < X months reserves required.	02/03/2017: please see attached lox and documents	02/03/2017: Audit reviewed additional asset documentation, and has determined that total reserves are $XXX,XXX.XX Reserves are sufficient, condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 746; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 27 months reserves; Years Self Employed Borrower has 25 years Self Employed

300312433	e3db1335-b5e4-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
The property taxes in section F of the final Closing Disclosure are missing the government entity.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.

01/30/2017:  County recorder is acceptable for payee.  Condition cleared.01/30/2017:  Received explanation letter, air bill and revised CD.  The Payee for the transfer tax is missing the name of the county. Condition remains.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 746; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 27 months reserves; Years Self Employed Borrower has 25 years Self Employed

300312433	5b40856a-8640-4ab9-9e55-7e7fbdb9298c	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The License ID of the Buyers Real Estate Broker and Sellers Real Estate broker is missing.		01/30/2017: Received explanation letter, air bill and revised CD. Real Estate Broker's license numbers provided. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 746; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 27 months reserves; Years Self Employed Borrower has 25 years Self Employed

300312433	2fc54491-bac6-460c-9cdd-2baf40b8ab56	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Waiver by borrower of C.D. timing requirement not properly documented for APR variance (Over disclosed)
Waiver by borrower of C.D. timing requirement not properly documented for APR variance. The final Closing Disclosure dated XX/XX/XXXX reflects an APR of X.XXX%. The most recent  Loan Estimate dated XX/XX/XXXX reflects an APR of X.XXX%, which is a difference of X.XXX% and exceeds allowable tolerance of X.XXX%
09/23/2016: Over-disclosure of APR is considered a non-material finding. Loan will be graded a B for all agencies
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 746; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 27 months reserves; Years Self Employed Borrower has 25 years Self Employed

300295909	64b7540a-87d2-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE dated XX/XX/XXXX is missing the lender's e-mail or phone number under the section, Additional Information About This Loan		01/04/2017: The finding is non material. Loan will be graded a B for all agencies
300295909	613ca2cb-80d2-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in file.		01/04/2017: A CDA report reflecting a value $779,500.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
300295909	57906513-87d2-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The Final Closing Disclosure Contact Information section is incomplete. The License Number of the Real Estate Broker for Buyer and Seller are missing. A LOE regarding the errors is required as well.		01/04/2017: A Post Close CD in the loan file reflects the license numbers as well as a LOE. Condition cleared. Loan will be graded a B for all agencies
300302083	44f8a57a-a9d9-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Closing Disclosure / CD Not in File	Disclosure History provided in the file reflects the Initial CD dated XX/XX/XXXX was mailed to the borrower, however it was not provided in the loan file.	01/18/2017: please see attached	01/18/2017: Audit reviewed initial CD, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
300302083	9ecf7ad2-a9d9-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee was not reflected in section B of the Closing Disclosure despite evidence of a credit report in the file.  The Credit Report fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.

01/13/2017: A Post Close CD in the loan file reflects the Credit Report Fee and payee.  A letter of explanation to the borrower along with proof of delivery was also provided in the file.  Condition Cleared.  Loan will be graded a B for all agencies.

300302083	cbb1dd67-a8d9-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE dated XX/XX/XXXX is missing the lender's e-mail or phone number under the section, Additional Information About This Loan.		01/13/2017: The finding is non material. Loan will be graded a B for all agencies.
300302083	4092174c-a8d9-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in file.		01/13/2017: A CDA report was provided on 12/21/2016 with a value of $710,000.00 and 0.00% variance from the $710,000.00 value. Condition cleared.
300300882	100506f1-d5d1-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE dated XX/XX/XXXX is missing the lender's e-mail or phone number under the section, Additional Information About This Loan.		01/03/2016: The finding is non material. Loan will be graded a B for all agencies
300300882	c865a6e9-d5d1-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in file.		01/03/2017: A CDA report reflecting a value $835,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
300300882	6eb9c664-ded1-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	File is missing the Broker Affiliated Business Disclosure. If the Broker is not affiliated with any businesses, please provide an attestation stating such.	01/09/2017: see attached
01/09/2017: Audit review of the Broker Affiliated Business Disclosure (XX/XXX/XXXX) submitted is within three days of application date (XX/XX/XXXX). Documentation submitted is deemed acceptable, condition cleared.

300300882	de1ceeb5-21ee-471b-b854-ecb12f0974c1	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects a Credit Report Fee of $XXX.XX with no resulting CoC for any subsequent disclosures.  The final CD reflects a Credit Report Fee of $XXX.XX  This fee is in a X% tolerance section. Lender tolerance cure of $X.XX is required.
01/03/2017: The final closing disclosure reflects a post close tolerance cure of $X.XX, which is sufficient. Loan will be rated a B for all agencies.
300300882	b100ce7b-f2d1-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Closing Disclosure / CD Not in File	Missing Initial CD. Disclosure Tracking provided in the file reflects Initial CD was ordered and e-signed by both borrowers on XX/XX/XXXX, however there is no copy of this CD in the file.	01/09/2017: please see attached	01/09/2017: Audit reviewed initial CD, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
300306390	3f734819-cde7-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error
The Final LE is missing the lender's e-mail and phone number under the section, Additional Information About This Loan.   The Final LE Section B lists the Owners Extended Policy which is missing the Prefix "Title" as well as should have been listed in Section H inclusive the verbiage "Optional".
02/01/2017: This finding is not material. Loan will be graded a B for all agencies
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 15.79%; FICO is higher than guideline minimum UW Guides require minimum FICO of 700, loan qualified with FICO of 763; No Mortgage Lates UW Guides requie 0x30 days late in the most recent 24 months, Credit Report verifies 47 months payment history with no late payments reported

300306390	c5588645-cbe7-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing final application (1003)	Final application not provided.	02/06/2017: see attached	02/06/2017: Audit reviewed the executed Final XXXX, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 15.79%; FICO is higher than guideline minimum UW Guides require minimum FICO of 700, loan qualified with FICO of 763; No Mortgage Lates UW Guides requie 0x30 days late in the most recent 24 months, Credit Report verifies 47 months payment history with no late payments reported

300306390	3345306a-cbe7-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Business Tax Returns
Per Appendix Q, self-employed consumers must provide the following information:  signed, dated individual tax returns, with all applicable tax schedules for the most recent two years; for a XXXXXXXXXXX, or XXXXXXXXXXX, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules and year to date profit and loss (P&L) statement and balance sheet.  Signed XXXXX returns not provided.
02/06/2017: see attached
02/07/2017:  Received XXXX & XXXX executed XXXXX returns.  Condition cleared.02/06/2017: Audit reviewed executed XXXX/XXXX XXXX'X, and has determined that the executed XXXX'X for XXXX/XXXX were not provided. Per Appendix Q, self-employed consumers must provide the following information:  signed, dated individual tax returns, with all applicable tax schedules for the most recent two years; for a XXXXXXXXXXX“, or XXXXXXXXXX, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules. Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 15.79%; FICO is higher than guideline minimum UW Guides require minimum FICO of 700, loan qualified with FICO of 763; No Mortgage Lates UW Guides requie 0x30 days late in the most recent 24 months, Credit Report verifies 47 months payment history with no late payments reported

300306390	8448debd-3877-4609-a883-809bfe7d2201	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.	Transfer Taxes on Final CD Section F are greater than LE. This fee is in a 0% tolerance section. Final CD confirms Lender issued cure in Section J. Loan to be rated a B.		02/01/2017: Final CD confirmed Lender issued cure in Section J for Appraisal Fee. Loan to be rate d a B.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 15.79%; FICO is higher than guideline minimum UW Guides require minimum FICO of 700, loan qualified with FICO of 763; No Mortgage Lates UW Guides requie 0x30 days late in the most recent 24 months, Credit Report verifies 47 months payment history with no late payments reported

300306390	c9fb8e37-cbe7-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.	02/03/2017: Short Form	02/03/2017: Field Review provided in lieu of CDA reflecting a value of $960,000.00 which is a 4% variance. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 15.79%; FICO is higher than guideline minimum UW Guides require minimum FICO of 700, loan qualified with FICO of 763; No Mortgage Lates UW Guides requie 0x30 days late in the most recent 24 months, Credit Report verifies 47 months payment history with no late payments reported

300306390	cdab7dad-cde7-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	Section H of the final Closing Disclosure dated does not have a payee for HOA 1st quarter dues, HOA dues & HOA working Capital.	02/06/2017: see attached
02/06/2017: Audit review of revised CD includes payee to all fees in Sections H, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 15.79%; FICO is higher than guideline minimum UW Guides require minimum FICO of 700, loan qualified with FICO of 763; No Mortgage Lates UW Guides requie 0x30 days late in the most recent 24 months, Credit Report verifies 47 months payment history with no late payments reported

300273527	ee92f927-8379-468a-be84-c77ddded405a	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE is missing the lender's e-mail or phone number under the section, Additional Information About This Loan.		12/20/2016: This is non-material. The loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.54%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 745; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 20 months reserves

300273527	65b2269f-6a9d-443b-b307-521b0fa8b713	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	General Compliance Exception
The subject loan was funded in a dry funding state.  Final Settlement Statement in file indicates a cash to close of $XXX,XXX.XX vs. the final CD which reflects a cash to close of $XXX,XXX.XX with a discrepancy of $XXX.XX.  Please provide an explanation of discrepancy.
01/09/2017: please see attached
01/09/2017: Audit concurs with the Lender Rebuttal, the Final Settlement Statement reflects a Deposit of $XX,XXXX + $XX,XXXX minus $XXXX.XX (balance to borrower) equals $XXX,XXX.XX which matches the revised CD of $XXX,XXX.XX. Loan will be rated a B.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.54%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 745; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 20 months reserves

300273527	132044d6-2213-46ca-85a8-6ca2be88de2c	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The License Number of the Settlement Agent is missing. Please provide a LOE and confirmation of delivery to the borrower.
01/09/2017: please see attached12/29/16: This condition should be cleared per X/XX/XXXX email which states "We only need one specific contact from the either lender or broker. If any lender info is missing like the phone number, then this is non-material B grade with the exception of missing NMLS or licensing which is consider a material exception."

01/09/2017: Audit review of revised CD includes all contact information required for the Lender, Broker, Real Estate Agents and Settlement Agent.  Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'. 12/30/16: The License Number of the Settlement Agent is missing.  Please provide a corrected CD and LOE to the borrower. Condition maintained.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.54%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 745; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 20 months reserves

300273527	ab6cbebf-c5c6-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	DID SHOP Fee (Section C) & Recording Fee (Section E) exceeds 10% summary tolerance	The Recording fee was disclosed on LE as $XXX and on the final CD as $XXX, exceeding the allowable 10% tolerance. A tolerance cure of $XX is required.		01/20/2016: RESPA charge cure of $XX for Recording fee. Condition cleared. The loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.54%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 745; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 20 months reserves

300273527	9eb2feb8-06c6-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file.		12/20/2016: A CDA report dated XX/XX/XXXX reflected a value of $875,000 with a 0% variance to appraisal value. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.54%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 745; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 20 months reserves

300273527	c9f4a140-54a5-4ba7-9cc5-09fcd8460782	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.	The LE dated XX/XX/XXXX reflects an Appraisal fee of $XXX with no resulting CoC for any subsequent disclosures. The final CD reflects an Appraisal fee of $XXX resulting in a $XXX refund due for cure.		12/20/2016: RESPA refund for Appraisal fee charge cure. Condition cleared. The loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.54%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 745; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 20 months reserves

300273527	e4b7fb18-c2c6-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Failure to Obtain Housing History
Failure to obtain 24 month housing history. The loan file contains two VOR's for the borrowers rental history however; it only covers 22 months of history.  There is a letter in the loan file for their rental address prior to the 2 addresses listed on the final 1003, but no rental history was provided.  This loan is non-compliant QM compliant, additional conditions may apply.
01/09/2017: please see attached 3 pages
01/11/2017: Audit reviewed the Lender Rebuttal, as well as re-analyzed guidelines, and has determined that no evidence was found that the landlord was "a party" to the transaction or relative of the borrower. Therefore, VOR documentation previously provided within the loan file is deemed acceptable. Condition rescinded. 01/09/2017: Audit reviewed 24 month housing history, and has determined that per guidelines: "If the landlord is a party to the transaction or a relative of the borrower, cancelled checks or bank statements to verify satisfactory rent history is required." VOR for rental from January 2015 through Present was verified by a Landlord. Provide cancelled rent checks for the past 23 months -OR- bank statements reflecting payments. Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.54%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 745; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 20 months reserves

300273527	19d60e06-06c6-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Origination Charges - Section A
A Credit Report Fee was not reflected in section B of the Closing Disclosure despite evidence of a credit report in the file.  The credit report Fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
01/09/2017: please see attached
01/09/2017: Audit review of revised CD reflects Credit Report (Sec B) as "paid by others", Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.54%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 745; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 20 months reserves

300272212	a7571a92-52d9-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the file.		01/15/2017: A CDA report reflecting a value $1,500,000 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
300272212	85fd44d5-33d9-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Loan originator organization name and/or NMLS reference number missing on the note.	The file has only the first page of the Promissory Note. Pages 2 & 3 of Note were not provided in the file. Additional conditions may apply.	01/20/2017: Please see attached	01/20/2017: Audit reviewed executed complete copy of Note, and has determined that the documentation submitted is deemed acceptable. NMLS verified. Condition cleared.
300272212	3380dab7-54d9-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Note	The file has only the first page of the Promissory Note. Pages 2 & 3 of Note were not provided in the file. Additional conditions may apply.	01/20/2017: Please see attached	01/20/2017: Audit reviewed executed complete copy of Note, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
300272212	84fd44d5-33d9-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Loan originator name and/or NMLS reference number missing on the note.	The file has only the first page of the Promissory Note. Pages 2 & 3 of Note were not provided in the file. Additional conditions may apply.	01/20/2017: Please see attached	01/20/2017: Audit reviewed executed complete copy of Note, and has determined that the documentation submitted is deemed acceptable. NMLS verified. Condition cleared.
300272212	42aa8201-293e-4ea9-8d95-622fb45f12a5	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE dated XX/XX/XXXX is missing the lender's e-mail and phone number under the section: Additional Information About This Loan.		1/12/2017: This finding is not material. Loan will be graded a B for all agencies
300272212	3d4898c3-beb9-4744-842e-b829afab4034	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Acknowledgement by all parties with a vested interest not documented
Rescindable transactions require that the Closing Disclosure must be given separately to each consumer who has the right to rescind under TILA (see § XXXX.XX).  Although the Disclosure History provided in the file evidences that the Initial CD was e-signed by the borrowers, there is no evidence that the final CD was signed or acknowledged.
															01/20/2017: please see attached	01/20/2017: Audit reviewed executed final CD by borrower and spouse, dated XX/XX/XXXX, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
300272212	bf678144-41db-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	File is missing the Broker Affiliated Business Disclosure. If the broker is not affiliated with any other businesses, please provide an attestation stating such.	01/20/2017: see attached letter	01/20/2017: Audit review of lender attestation statement regarding "Broker has no Affiliated Businesses" is deemed acceptable, condition cleared.
300300904	cf049c3b-66c9-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error
The Final Closing Disclosure Contact Information section is incomplete. The License Number of the Settlement Agent is missing. Please note that a letter of explanation to the borrower must also be issued.

12/23/2016: A Post Close CD in the loan file reflects the License ID for the Settlement Agent.  A letter of explanation to the borrower along with proof of delivery were also provided in the file.  Condition cleared. Loan will be graded a B for all agencies.

300300904	af513985-7fc9-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	All borrower's did not execute CD	The final Closing Disclosure dated XX/XX/XXXX is not executed by the Borrower. Provide proof of acknowledgement or a signed copy of the Closing Disclosure by the Borrower.		12/23/2016: The finding is non material. Loan will be graded a B for all agencies(Client specific, finding is non-material.)
300300904	ddb1f819-f8cd-44cf-b10b-3aadbeaab7bd	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)
The Title-Courier/Wire/E-mail Fee, Title-Endorsement Fee, Title-Loan Tie-In Fee, Title-Mobile Notary Fee, Title -Premium for Lender's Coverage, Title-Recording fee and Title-Settlement or Closing Fee are reflected in section C of the final Closing Disclosure. The borrower did not shop for their own title service provider and did use the provider on the WLSP. The title service provider fees should be listed in section B of the CD.  Please note that a letter of explanation to the borrower must also be issued.

12/23/2016: A Post Close CD in the loan file reflects the title services fees in section B.  A letter of explanation to the borrower along with proof of delivery were also provided in the file.  Condition cleared. Loan will be graded a B for all agencies.

300300904	efecae11-66c9-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE dated XX/XX/XXXX is missing the lender's e-mail or phone number under the section, Additional Information About This Loan		12/23/2016: The finding is non material. Loan will be graded a B for all agencies.
300300904	0f060034-7dc9-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Credit Report Fee in section B of the Closing Disclosure reflects "reimburse" and does not reflect the name of the payee.  Please note that a letter of explanation to the borrower must also be issued.

12/23/2016: A Post Close CD in the loan file reflects the payee for the Credit Report.  A letter of explanation to the borrower along with proof of delivery were also provided in the file.  Condition cleared. Loan will be graded a B for all agencies.

300300904	2f6af21f-66c9-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in file.		12/24/2016: A CDA report reflecting a value $880,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
300300904	afb21b4f-f7c9-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.
The service provider list in file is an old RESPA service provider list and does not list the individual "services" associated with each provider. It is not the service provider list that is under form H-27 in the rule. The WLSP is itself a violation and it is confusing to consumers because it has text that relates to the GFE.
12/24/2016: Services provided on WLSP were not itemized. Audit calculated section C fees and are within 10% tolerance for worst case scenario. Loan will be rated a B for all agencies.
300262743	1fbf017b-800c-4e52-b023-f63ff0eb9413	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The License Number of the Settlement Agent is missing. Please provide a LOE and delivery of confirmation to the borrower.		01/06/2017: A Post Close CD in the loan file reflects the license number and LOE with confirmation of deliver to the borrower. Condition cleared. The loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.33%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 787; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 25.30 months reserves

300262743	244ac386-46d4-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	WLSP is missing a detailed list of services which corresponds to the LE for services the borrower is permitted to shop for.		01/06/2017: Services provided on WLSP were not itemized. Audit calculated section C fees and are within 10% tolerance for worst case scenario. Loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.33%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 787; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 25.30 months reserves

300262743	d2bfc1be-47d4-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	The HOA Demand Fee and HOA Transfer Fee in section H of the final Closing Disclosure is missing the name of the payee. Please provide a LOE and confirmation of delivery to the borrower.		01/06/217: A Post Close CD reflects the name of the payee with LOE and confirmation of delivery. Condition cleared. The loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.33%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 787; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 25.30 months reserves

300262743	bb85708b-48d4-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report is required in the loan file.		01/06/2017: A CDA Report dated 12/08/2016 with a value of $1,200,000 and 0% variance of the appraisal value. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.33%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 787; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 25.30 months reserves

300262743	46065184-a08d-4995-a752-a681ab2c3f99	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)
Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met.
01/11/2017: please see attached which was included in the file upload
01/11/2017: Audit reviewed electronic log showing the disclosures, when they were provided and when the borrower accessed them, and has determined that sufficient evidence was provided reflecting initial CD was viewed and acknowledged at least 3 days prior to consummation. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.33%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 787; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 25.30 months reserves

300262743	061cd22a-80d3-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE is missing the lender's e-mail or phone number under the section, Additional Information About This Loan.		01/06/2017: This is non-material issue. The loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.33%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 787; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 25.30 months reserves

300262743	2aa9a323-5ed4-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Documentation
The loan application reflects a miscellaneous fee of $XX for the borrower's investment property with no explanation of the fee.  Please provide proof of the $XX fee or proof there is HOA fees on this property.
01/11/2017: please see attached which was included in the file upload
01/11/2017: Audit reviewed the HOA Statement, and has determined that the quarterly membership assessment is $XXX x X equals $XXX divided by XX are $XX per month. Documentation submitted is deemed acceptable. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.33%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 787; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 25.30 months reserves

300295908	a142d645-0fdc-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	The HOA Due in section H of the final Closing Disclosure is missing the name of the payee. Please provide a LOE and confirmation of delivery to the borrower.		01/16/2017: A Post close CD in the loan file reflects a payee and LOE with confirmation of delivery to the borrower. Condition cleared. The loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.19%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 809; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 77.60 months reserves

300295908	a0ab8513-d1da-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the file.		01/16/2017: A CDA report in the loan file reflects a value of $645,000 with a 7.2% variance of the appraised value. Condition clear.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.19%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 809; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 77.60 months reserves

300295908	ea43d187-0fdc-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE is missing the lender's email and phone number under the section, Additional Information About This Loan.		01/16/217: This is a non-material issue. The loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.19%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 809; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 77.60 months reserves

300295908	bfdd09f8-0ddc-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Documentation
Missing documentation to support the mortgage payment for the 3rd investment property listed on the Schedule of Real Estate Owned on the loan application.  The mortgage statement in the file does not match the credit report or 1003 mortgage payment.  Additional conditions may apply.

01/19/2017: Response: the $XXX.XX payment on the mortgage statement is for XX payments. As you can see the statement states XX/XX/XXXX Scheduled payment. If you multiply $XXX.XX x XX / XX = the $X,XXX.XX which is what the Credit report and 1003 states. Please rescind this condition
01/19/2017: Audit reviewed the Lender Rebuttal, and has determined that the higher amount was utilized. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.19%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 809; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 77.60 months reserves

300273336	a6d1989c-53d1-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	File is missing the Broker Affiliated Business Disclosure. If the broker is not affiliated with any businesses, please provide an attestation stating such.	01/09/2017: see attached letter	01/09/2017: Audit review of lender attestation statement regarding "Broker has no Affiliated Businesses" is deemed acceptable, condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.32%; FICO is higher than guideline minimum UW Guides require FICO score of 740, loan qualified with FICO of 781.; LTV is lower than guideline maximum UW Guides maximum LTV of 80.00% loan qualified with LTV of 65.68%.

300273336	858f89af-54d1-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(w)	CB	B	B	Credit	Assets Verified Were Not Sufficient to Close
The Assets verified of X.XX months do not meet the guidelines requirement of X months of reserves.  The lender used the bank statement ending through XX/XX/XXXX and not the current bank statement in the loan file dated XX/XX/XXXX.  The loan is considered non QM compliant, additional conditions may apply.
01/09/2017: please see attached
01/12/2017: Audit reviewed the client approved exception, and acknowledges that the assets are outside of guidelines. Loan will be graded a B.01/11/2017: Pending review from Client.01/09/2017: Audit re-analyzed assets, and has determined that the 2nd account listed on the final 1003 reflects $20,007.59 which corresponds with the bank statement ending date of XX/XX/XXXX. However, a current bank statement ending in 11/16/2016 reflects a balance of $XX,XXX.XX. ATR Reserves are X.XX with a difference of -X.XX. Condition remains. (*Total Assets: $XXX,XXX.XX minus $XXX,XXX.XX (cash to close) minus $XX,XXX.XX (reserves) minus $X,XXX equals -$X,XXX.XX short reserves)

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.32%; FICO is higher than guideline minimum UW Guides require FICO score of 740, loan qualified with FICO of 781.; LTV is lower than guideline maximum UW Guides maximum LTV of 80.00% loan qualified with LTV of 65.68%.

300273336	bf607cff-48d1-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE dated XX/XX/XXXX is missing the lender's e-mail or phone number under the section, Additional Information About This Loan.		01/02/2017: The finding is non material. Loan will be graded a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.32%; FICO is higher than guideline minimum UW Guides require FICO score of 740, loan qualified with FICO of 781.; LTV is lower than guideline maximum UW Guides maximum LTV of 80.00% loan qualified with LTV of 65.68%.

300273336	096ce652-c4d1-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Sufficient RESPA Cure provided on HUD-1	Final closing disclosure reflects a tolerance cure in the amount of $XX paid to the borrower for a Recording fee charge cure.		01/03/2017: Final closing disclosure reflects a tolerance cure in the amount of $XX paid to the borrower for a Recoding fee charge cure. Loan will be graded a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.32%; FICO is higher than guideline minimum UW Guides require FICO score of 740, loan qualified with FICO of 781.; LTV is lower than guideline maximum UW Guides maximum LTV of 80.00% loan qualified with LTV of 65.68%.

300273336	e3aa1e7c-49d1-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Attorney Document Preparation Fee in section B of the Closing Disclosure is missing the service provider.		01/02/2016: A Post Close CD in the loan file reflects the payee for the Attorney Document Preparation Fee. Condition cleared. Loan will be graded a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.32%; FICO is higher than guideline minimum UW Guides require FICO score of 740, loan qualified with FICO of 781.; LTV is lower than guideline maximum UW Guides maximum LTV of 80.00% loan qualified with LTV of 65.68%.

300273336	f74005e0-48d1-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in file.		01/03/2017: A CDA report was provided on 12/05/2016 with a value of $865,00 and 0.00% variance from the $865,000.00 value. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.32%; FICO is higher than guideline minimum UW Guides require FICO score of 740, loan qualified with FICO of 781.; LTV is lower than guideline maximum UW Guides maximum LTV of 80.00% loan qualified with LTV of 65.68%.

300273336	d82014f0-48d1-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The Final Closing Disclosure Contact Information section is incomplete. The License Number of the Settlement Agent is missing. A LOE regarding the errors is required as well.		01/02/2016: A Post Close CD in the loan file reflects the license numbers as well as a LOE. Condition cleared. Loan will be graded a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.32%; FICO is higher than guideline minimum UW Guides require FICO score of 740, loan qualified with FICO of 781.; LTV is lower than guideline maximum UW Guides maximum LTV of 80.00% loan qualified with LTV of 65.68%.

300273336	38a9ca88-53d1-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Mortgage	The Mortgage is missing from the file.	01/09/2017: see attached	01/09/2017: Audit reviewed executed Deed of Trust, and has determined that all Riders, as well as the legal were attached. Documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.32%; FICO is higher than guideline minimum UW Guides require FICO score of 740, loan qualified with FICO of 781.; LTV is lower than guideline maximum UW Guides maximum LTV of 80.00% loan qualified with LTV of 65.68%.

300273336	fe62da47-c8d1-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Hazard Insurance Shortfall
The Hazard Insurance Declaration reflects the amount of coverage as $XXX,XXX.XX with no replacement coverage and the appraisal reflects the Estimated Cost New of $XXX,XXX with a insurance shortfall of $XXX,XXX.  The Hazard Insurance Declaration did not reflect a Cost Estimate.  Please provide adequate coverage.  Additional conditions may apply.
01/09/2017: see attached
01/09/2017: Audit reviewed the documentation submitted, and has determined that a cost estimator was prepared by the borrower's insurance agent. Documentation from the insurance carrier does confirms the coverage amount is at least equal to XXX% of the estimated replacement cost of the home. Coverage is sufficient. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.32%; FICO is higher than guideline minimum UW Guides require FICO score of 740, loan qualified with FICO of 781.; LTV is lower than guideline maximum UW Guides maximum LTV of 80.00% loan qualified with LTV of 65.68%.

300306453	ebc40e67-fbd8-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA was not in the file.		01/17/2017: CDA provided reflecting a value of $1,710,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.			CLTV is lower than guideline maximum 61.58% compared to 65%; DTI is lower than guideline maximum 24.90% compared to 43%; Years in Field 16 years in field.
300306453	45b97131-f9d8-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Closing Disclosure document error
Inaccurate placement of principal reductions in section H. This should be disclosed in the Summaries of Transactions section on page three of the Closing Disclosure in the “Other Credits” area of Section L.
																1/20/17: Lender provided the corrected CD within 60 days of consummation and LOE to the borrower. Condition cleared.			CLTV is lower than guideline maximum 61.58% compared to 65%; DTI is lower than guideline maximum 24.90% compared to 43%; Years in Field 16 years in field.
300306453	90d8a286-f2d8-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Hazard Insurance Shortfall
Hazard insurance declaration page in file reflects hazard insurance coverage of $XXX,XXX.XX at XXX%. The hazard insurance provided does not reflect guaranteed replacement coverage. Replacement cost estimator not provided.   The appraisal reflects total estimate of cost-new of $XXX,XXX.XX. Please provide evidence of sufficient coverage. Additional conditions may apply.
01/19/2017: please see attached, also note this was included in the credit upload
01/19/2017: Audit reviewed the documentation submitted, and has determined that a cost estimator was prepared by the borrower's insurance agent. Documentation from the insurance carrier does confirms the coverage amount is at least equal to 100% of the estimated replacement cost of the home. Coverage is sufficient. Condition cleared.
CLTV is lower than guideline maximum 61.58% compared to 65%; DTI is lower than guideline maximum 24.90% compared to 43%; Years in Field 16 years in field.
300306453	8d4c70e7-fcd8-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	General Compliance Exception	Final CD has the incorrect closing date.		01/12/17: Cured post close, loan will be graded a B.			CLTV is lower than guideline maximum 61.58% compared to 65%; DTI is lower than guideline maximum 24.90% compared to 43%; Years in Field 16 years in field.
300306453	390ad0e9-4480-49e8-9471-070b94d9ecb5	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Naming Convention in Services Borrower DID SHOP Fee (Section C) on C.D. is not consistent with L.E.	The Mobile Notary on the CD is incorrectly named as compared to the LE dated XX/XX/XXXX. Although no tolerance, these fees should all match in naming convention.		01/12/17: Cured post close, loan will be graded a B.			CLTV is lower than guideline maximum 61.58% compared to 65%; DTI is lower than guideline maximum 24.90% compared to 43%; Years in Field 16 years in field.
300306453	4e41517c-e4d8-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE is missing the lender's e-mail or phone number under the section.		01/12/16: Contact info is considered non-material and will be graded a B.			CLTV is lower than guideline maximum 61.58% compared to 65%; DTI is lower than guideline maximum 24.90% compared to 43%; Years in Field 16 years in field.
300273337	984cc040-c503-4667-b557-5ef7d936df9b	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Borrower not provided 3 day rescission period	Right to Cancel is dated XX/XX/XXXX, signed on XX/XX/XXXX and disbursed on XX/XX/XXXX.
01/27/2017: see attachedDisagree. Per TILA Commentary 1026.2(a)(6)-2, New Year's Day is identified by a specific date, XX/XX/XXXX, and thus, the observed holiday, XX/XX/XXXX, is a business day for purposes of rescission. please rescind condition

01/31/2017: Audit received the Notification of error, reopened rescission, evidence of shipment and RTC with corrected date. The loan is out of the rescission period, rescission expired on XX/XX/XXXX. Condition cleared and loan will be rated a B.01/27/2017: Audit reviewed the documentation submitted, and has determined that the Notification of error,  reopened rescission, evidence of shipment and corrected RTC was provided . Loan will be rated a Fitch B.  HOWEVER, unable to clear condition as loan is currently in the rescission period, rescission expires on XX/XX/XXXX. Loan will be cleared when the rescission period has expired. Condition remains. 01/24/17: Per counsel, the regulation is silent when the holiday falls on Sunday. The regulation goes into detail when the holiday falls on Saturday. Since Saturday is normally a business day, either you count that Friday as holiday and Saturday as business day or Friday as business day and Saturday as holiday.  The CFPB’s scenario above is when the holiday falls on a Saturday that is already considered a business day.  Basically you can’t skip 2 business days for the holiday. The holiday falls on a day that’s not counted, Sunday.  Sunday is a skip day so you are allowed to skip a normal business day.  It may be observed on Friday, Saturday, or Monday.  The borrower is only skipping one business day in the above  scenario. Our finding stands, rescission ends Midnight on the 3rd and funding on the fourth. Condition maintained.01/20/17: Lender provided a File Ledger. Right to Cancel is dated XX/XX/XXXX, signed on XX/XX/XXXX and disbursed on XX/XX/XXXX. Condition maintained.

 DTI is lower than guideline maximum UW Guides maxium DTI of 43%, loan qaulifed with 29.22% DTI. ; FICO is higher than guideline minimum UW Guides require FICO of 680,loan qualfies with FICO of 783.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualifes with 7.33 months reserves.

300273337	1fb15814-b0dd-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Final 1003 is incomplete	Employment section for the borrower is incomplete.		01/20/17: Condition rescinded per ADM. XX/XX/XXXX: Pending exception from client.
 DTI is lower than guideline maximum UW Guides maxium DTI of 43%, loan qaulifed with 29.22% DTI. ; FICO is higher than guideline minimum UW Guides require FICO of 680,loan qualfies with FICO of 783.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualifes with 7.33 months reserves.

300273337	bc99b3ee-16dc-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Missing YTD Profit & Loss	Missing Year to Date Profit and Loss for borrower income reporting on SCH X.
02/01/2017: see attachedThe borrower holds less than XX% interest in the company per the XXX so he is not considered self-employed.. The XXX was in the original loan sent. A balance sheet and profit and loss sheet should not be required. Please rescind this condition.

02/01/2017: Audit re-analyzed the loan file, and has determined that the XX were provided reflecting less than XX% ownership for both entities. A YTD Profit and Loss would NOT be required. Condition rescinded. 01/20/17: A P&L and Balance is required in order for the loan to be considered a qualified mortgage. Condition maintained.

 DTI is lower than guideline maximum UW Guides maxium DTI of 43%, loan qaulifed with 29.22% DTI. ; FICO is higher than guideline minimum UW Guides require FICO of 680,loan qualfies with FICO of 783.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualifes with 7.33 months reserves.

300273337	6faef3a8-f3db-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	The CDA Report was not provided.		1/19/2017: CDA provided reflecting reconciled value of $1,200,000 at 0% variance is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maxium DTI of 43%, loan qaulifed with 29.22% DTI. ; FICO is higher than guideline minimum UW Guides require FICO of 680,loan qualfies with FICO of 783.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualifes with 7.33 months reserves.

300273337	db3704b5-0edc-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Missing K-1	Missing XX for Borrower income reporting on SCH X.	02/01/2017: see attached01/20/16: A P&L and Balance is required in order for the loan to be considered a qualified mortgage. Condition maintained.
02/01/2017: Audit re-analyzed the loan file, and has determined that the XX were provided reflecting less than XX% ownership for both entities. Condition rescinded. 01/20/17: Please provide all the XX for the borrower showing on Schedule X of the XXXX and XXXX tax returns. Condition maintained.

 DTI is lower than guideline maximum UW Guides maxium DTI of 43%, loan qaulifed with 29.22% DTI. ; FICO is higher than guideline minimum UW Guides require FICO of 680,loan qualfies with FICO of 783.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualifes with 7.33 months reserves.

300273337	8ea6272e-ef80-40f6-bd56-9583f42a426b	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Incorrect disclosure of Origination Charges - Section A
The discount from final LE to initial CD increased.  Change form provided in the file does not reflect the increase in the discount fee. Variance between Closing Disclosure and Initial LE of $X,XXX is required for cure on zero tolerance fee.

01/23/17: The change was due to the borrower requesting a lock extension on XX/XX/XXXX which reduced the credit for the rate by $X,XXX.XX (loan amount of $XXX,XXX x X.XXX% lock extension fee). See related lock confirmation and CD that were provided in the loan file.
01/24/17: Lock extension in file. Condition rescinded.
 DTI is lower than guideline maximum UW Guides maxium DTI of 43%, loan qaulifed with 29.22% DTI. ; FICO is higher than guideline minimum UW Guides require FICO of 680,loan qualfies with FICO of 783.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualifes with 7.33 months reserves.

300229542	9c5065b1-c7a4-4ba7-8a27-b396dd813de3	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Credit Report Fee in section B of the final Closing Disclosure reflects “reimburse” and does not reflect the name of the payee.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.

01/09/2017:  A Post Close CD was provided in the file reflecting the name of the actual payee for the Credit Report.  A letter of explanation to the borrower along with proof of delivery was also provided in the file.  Condition Cleared.  Loan will be graded a B for all agencies.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 783; LTV is lower than guideline maximum UW Guides require 75% LTV, loan qualified with LTV of 66.67%; Reserves are higher than guideline minimum UW Guides require 12 months Subject reserves, loan qualified with 41.60 months reserves

300229542	e46c1704-34d5-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE is missing the lender's e-mail and phone number under the section, Additional Information About This Loan.		01/09/2017: This finding is not material. Loan will be graded a B for all agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 783; LTV is lower than guideline maximum UW Guides require 75% LTV, loan qualified with LTV of 66.67%; Reserves are higher than guideline minimum UW Guides require 12 months Subject reserves, loan qualified with 41.60 months reserves

300229542	2ec8f439-edd8-4d86-9bba-6ca0a06cfd7b	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error
The final Closing Disclosure Contact Information section is incomplete.  The License Number of the Settlement Agent is missing.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.

01/09/2017:  A Post Close CD provided in the file reflected the License Number of the Settlement Agent.  A letter of explanation to the borrower along with proof of delivery was also provided in the file.  Condition Cleared.  Loan will be graded a B for all agencies.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 783; LTV is lower than guideline maximum UW Guides require 75% LTV, loan qualified with LTV of 66.67%; Reserves are higher than guideline minimum UW Guides require 12 months Subject reserves, loan qualified with 41.60 months reserves

300229542	ca755d26-33d5-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		01/09/2017: A CDA report reflecting a value $3,000,000 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 783; LTV is lower than guideline maximum UW Guides require 75% LTV, loan qualified with LTV of 66.67%; Reserves are higher than guideline minimum UW Guides require 12 months Subject reserves, loan qualified with 41.60 months reserves

300229542	36bd7562-70d6-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
The XXX XXXXXXXXXX Fee in section H of the final Closing Disclosure reflected the incorrect payee.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.

01/09/2017:  A Post Close CD was provided in the file reflecting the correct payee for the XXXX XXXXXXXXXXX Fee.  A letter of explanation to the borrower along with proof of delivery was also provided in the file.  Condition Cleared.  Loan will be graded a B for all agencies.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 783; LTV is lower than guideline maximum UW Guides require 75% LTV, loan qualified with LTV of 66.67%; Reserves are higher than guideline minimum UW Guides require 12 months Subject reserves, loan qualified with 41.60 months reserves

300229542	23489c72-58d4-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Hazard Insurance Shortfall
The applicable underwriting guidelines required the subject property to be protected against loss from damage.  The hazard insurance coverage is insufficient. The hazard insurance declaration in file reflects $X,XXX.XXX in dwelling coverage with no replacement cost.  The hazard policy does not reflect guaranteed replacement cost and a replacement cost estimator was not provided in the file.  The loan amount is $X,XXX,XXX and replacement cost new from the appraisal is $X,XXX,XXX, which reflects a $XXX,XXX coverage shortfall.

1/11/2017: A replacement cost estimator provided by the insurer indicates an estimated replacement cost of $X,XXX,XXX therefore, the hazard insurance dwelling coverage of $X,XXX,XXX is sufficient to cover the replacement cost. Condition cleared.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 783; LTV is lower than guideline maximum UW Guides require 75% LTV, loan qualified with LTV of 66.67%; Reserves are higher than guideline minimum UW Guides require 12 months Subject reserves, loan qualified with 41.60 months reserves

300229542	fc63bdca-33d5-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Documentation	Missing copy of final closing disclosure for sale of departure residence executed by settlement agent. Estimated Alt A Settlement Statement was provided in the file.
01/13/2017:  Received certified, final settlement statement to evidence sale of departing residence.  Condition cleared.1/11/2017: The final certified seller Alt A statement provided is for the subject property.  A final Alt A statement certified by the settlement agent was not provided for the departure residence.  Condition remains.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 783; LTV is lower than guideline maximum UW Guides require 75% LTV, loan qualified with LTV of 66.67%; Reserves are higher than guideline minimum UW Guides require 12 months Subject reserves, loan qualified with 41.60 months reserves

300229542	1641ab6b-416e-4ce5-811f-87581a65c7e7	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Naming Convention in Services Borrower DID NOT SHOP Fee - Section B in C.D. is not consistent	The naming convention of fees in section C of the LE and CD is not consistent. The final CD reflects Title – Loan Tie-In Fee and the most recent LE reflects Title – Miscellaneous Title Charges.		01/09/2017: This finding is not material. Loan will be graded a B for all agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 783; LTV is lower than guideline maximum UW Guides require 75% LTV, loan qualified with LTV of 66.67%; Reserves are higher than guideline minimum UW Guides require 12 months Subject reserves, loan qualified with 41.60 months reserves

300277962	dd25b1bf-d8cd-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.	01/03/2017: CDA	01/03/2017: A CDA report reflecting a value $665,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
300277962	09798935-59ce-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Credit Report in section B of the final Closing Disclosure reflects “reimburse” to the Broker, but does not reflect the name of the payee.A Letter of Explanation and confirmation of delivery to the borrower is required..
12/30/2016: The Post Close CD reflects the payee name and the file has a letter of explanation that states ‘clerical errors” with a courier delivery voucher. Condition cleared
300277962	fd14de93-d7cd-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE is missing the lender's e-mail or phone number under the section: Additional Information About This Loan.		12/30/2016: The finding is not material. Loan will be graded a B for all agencies.
300277962	ce26ce9b-0427-4670-9c50-6172632644f5	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The License Number of the Settlement Agent is missing. Please provide an LOE to the borrower and confirmation of delivery.		12/30/2016: A Post Close CD reflects the license number. Condition cleared. The loan will be rated a B for all agencies.
300277967	c990e625-6cfd-4c7e-bb50-53a69628b55d	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Credit Report Fee reflected in section B of the final Closing Disclosure reflects the fee being reimbursed to the broker and does not reflect the name of the actual payee.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.
01/31/2017: please see attached revised CD
01/31/2017: Audit review of revised CD includes payee to all fees in Sections B, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'.

300277967	008c2085-f8e3-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Closing Disclosure / CD Not in File
Missing Closing Disclosures dated XX/XX/XXXX & XX/XX/XXXX.  Disclosure History provided in the file reflects borrower & non-borrowing spouse e-signed both CD's, however they were not provided in the file.
01/30/2017: Received missing CD's. Condition cleared.
300277967	3a71b6d2-c9e3-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the file.		01/26/2017: A CDA report reflecting a value $698,000 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
300277967	975fefdf-c9e3-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE is missing the lender's e-mail and phone number under the section, Additional Information About This Loan.		01/26/2017: This finding is not material. Loan will be graded a B for all agencies.
300324888	479c5ff8-55f4-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
The property taxes in section F of the final Closing Disclosure are missing the government entity.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.
02/21/2017: Received explanation letter and post consummation CD reflecting payees in Section F. Condition cleared.
300324888	e63e25bf-f2f2-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error
The LE dated XX/XX/XXXX is missing the lender's e-mail or phone number under the section, Additional Information About This Loan. Additionally, the Escrow Fee charged by the settlement service provider in section C is missing the introductory description "Title - " Section 1026.37(f)(2) of the regulation indicates: For any item that is a component of title insurance or is for conducting the closing, the introductory description “Title —” shall appear at the beginning of the label for that item.
02/14/2017: A Post Close CD was provided in the file reflecting the Escrow Fee as Title - Escrow Fee. The finding is non material. Loan will be graded a B for all agencies.
300324888	4241b282-f2f2-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in file.		02/17/2017: CDA provided reflecting a value of $1,540,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300324888	cabb1ae6-2983-44b3-9b05-0b1e5717de34	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error
The final Closing Disclosure Contact Information section is incorrect.  The License ID of the Settlement Agent is incorrect.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.

02/16/2017:  A Post Close CD provided in the file reflects the correct License ID of the Settlement Agent.  A letter of explanation to the borrower along with proof of delivery was also provided in the file.  Condition Cleared.  Loan will be graded a B for all agencies.

300324888	1db2ca88-4385-4808-8086-3bc719d27fe6	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects an Appraisal Fee of $XXX.XX with no resulting CoC for any subsequent disclosures. The Final CD reflects an Appraisal Fee of $XXX.XX .  This fee is in a 0% tolerance section.  Lender tolerance cure of $XXX.XX is required.

02/16/2017:  The Final CD and the Post Close CD dated XX/XX/XXXX reflect a tolerance cure of $XXX.XX, which is sufficient, however the Post Close CD dated XX/XX/XXXX that corresponded to the letter of explanation and proof of delivery to the borrowers reflects an Appraisal Fee for $XXX.XX and a Final Inspection Fee for $XXX.XX.  The LE dated XX/XX/XXXX does not reflect a Final Inspection Fee of $XXX.XX and therefore a Lender tolerance cure of $XXX.XX is still required.  Condition remains.  Loan will be rated a B for all agencies.

300324888	7466c87e-8d8a-4afe-bdbe-c6f36c1ed7b0	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)
The Title – Courier/Wire/E-Mail Fee, Title – Endorsement Fee, Title – Escrow Fee, Title – Mobile Notary Fee (Travel – Not Notarized), Title – Recording Fee and Title – Settlement or Closing Fee are reflected in section C of the final  Post Closing Disclosure. The borrower selected a service provider from the WLSP for title services.  The title service provider fees should be listed in section B of the CD.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.
															see attached revised CD	02/21/2017: Received explanation letter and post consummation CD with title charges correctly entered in Section B. Condition cleared.
300324888	2932bb17-0ef3-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee was not reflected in section B of the Closing Disclosure despite evidence of a credit report in the file or an attestation that no fee was allocated to the loan transaction must be provided. Please provide a corrected CD and LOE to the borrower within 60 days of consummation.

02/16/2017:  A Post Close CD was provided in the file reflecting the Credit Report Fee in Section B.  A letter of explanation to the borrower along with proof of delivery was also provided in the file.  Condition Cleared.  Loan will be graded a B for all agencies.

300296236	e8e1fe93-90e2-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE is missing the lender's email and phone number under the section, Additional Information About This Loan.		01/24/2017: This is non-material. The loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43.00%, loan qualified with DTI of 33.38%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 794.; Years on Job Borrower has 29 years on job

300296236	70126389-8e1b-4fb3-ae29-6c0296d3e8cd	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing borrower’s documented Intent to Proceed	The loan file is missing the borrower's Intent to Proceed. Please provide the Acknowledge of Intent to Proceed from the borrowers.		01/26/2017: Received intent to proceed. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43.00%, loan qualified with DTI of 33.38%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 794.; Years on Job Borrower has 29 years on job

300296236	a5eda430-cbe1-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Missing Verification of Taxes and Insurance amounts for Rental Property	The verification of taxes is missing for the first property listed on the Schedule of Real Estate Owned of the loan application. Loan is no QM compliant, additional conditions may apply.	Please see attached docs, also note these items were include in the credit upload under miscellaneous docs- pages 122,126-127. Please rescind condition.	01/27/2017: Audit reviewed Lender's rebuttal and agrees. Verification of taxes was in the original loan file. Condition rescinded.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43.00%, loan qualified with DTI of 33.38%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 794.; Years on Job Borrower has 29 years on job

300296236	84ad65d3-91e2-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing 1008 or Underwriter Approval	The loan file is missing a completed 1008. The 1008 in the loan file is incomplete. Additional conditions may apply.		01/27/2017: Received 1008. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43.00%, loan qualified with DTI of 33.38%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 794.; Years on Job Borrower has 29 years on job

300296236	74cb3467-3ea9-4cef-871d-93b97bce5b9c	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	WLSP is missing in the file.		01/24/2017: Audit calculated section C fees and are within 10% tolerance for worst case scenario. Loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43.00%, loan qualified with DTI of 33.38%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 794.; Years on Job Borrower has 29 years on job

300296236	af788fd3-b7e1-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to obtain Flood Certificate	Flood certificate is missing in file		01/26/2017: Received Flood Certificate. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43.00%, loan qualified with DTI of 33.38%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 794.; Years on Job Borrower has 29 years on job

300296236	a79e971d-3c2c-4281-bb2d-3f50bcc060b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	HUD Homeownership Counseling Disclosure not provided within 3 days of application	HUD Homeownership Counseling Disclosure is missing in the file within 3 days of application.		01/26/2017: Received evidence Borrower was provided with the HUD Homeownership Counseling Disclosure within 3 days of application date. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43.00%, loan qualified with DTI of 33.38%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 794.; Years on Job Borrower has 29 years on job

300296236	65c4ffaa-06cb-4c42-b4ae-3d04ace4d6bc	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error
The final Closing Disclosure Contact Information section is incomplete. The Co License ID and Contact CO License ID of the Borrower's and Seller's Real Estate Brokers are missing.  Please provide a LOE and confirmation of delivery to the borrower.
01/27/2017: please see attached revised CD
01/27/2017: Audit review of revised CD includes all contact information required for the Lender, Broker, Real Estate Agents and Settlement Agent.  Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43.00%, loan qualified with DTI of 33.38%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 794.; Years on Job Borrower has 29 years on job

300296236	2d46759d-705c-4cc3-95f7-7f84e0719b5e	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure for the lender and broker. If the lender and broker are not affiliated with any other businesses, please provide an attestation stating such.	01/27/2017: attached is the lender's disclosure, broker disclosure was provided in the previous upload
01/27/2017: Audit review of Broker Affiliated Business Disclosure submitted is within three days of application date. Documentation submitted is deemed acceptable, condition cleared. 01/26/2017:  Received evidence Borrower was provided the Lender's Affiliated Business Disclosure within 3 days of application date.  Missing Broker's Affiliated Business Disclosure or attestation no affiliates.  Condition Remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43.00%, loan qualified with DTI of 33.38%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 794.; Years on Job Borrower has 29 years on job

300296236	4a0b7210-a665-4e0f-8374-97229943c068	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The appraisal fee and credit report fee in section B of the final Closing Disclosure reflects the fees being reimbursed to the broker and does not reflect the name of the actual payee.  Provide a LOE and confirmation of delivery to the borrower.
01/27/2017: please see attached revised CD
01/27/2017:  Audit review of revised CD includes payee to all fees in Sections B, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43.00%, loan qualified with DTI of 33.38%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 794.; Years on Job Borrower has 29 years on job

300296236	597509c2-53e2-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in the loan file.		01/24/2017: A CDA report dated 12/21/2016 reflects a value of $690,000 with 0% variance of appraised value. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43.00%, loan qualified with DTI of 33.38%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 794.; Years on Job Borrower has 29 years on job

300300903	6db494a6-b140-44e8-b2d1-3db4109c0194	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Special Information Booklet / Home Loan Toolkit	Missing Special Information Booklet.		01/23/17: Lender provided evidence of receipt of the Special Information/Home Loan Toolkit within 3 days of the application. Condition cleared.
300300903	17b34fd7-f7e3-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C)
The Title fees are reflected in section C of the post close Closing Disclosure dated XX/XX/XXXX.  The provider on the WLSP was used.  The title service provider fees should be listed in section B of the CD.
02/02/2017: please see attached CD01/31/2017: see attached
02/02/2017: Audit review of revised CD reflects corrected closing date, disbursement date, credit report $XX.XX and title fees moved to in Section B. The Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'. 01/31/2017:  Audit reviewed the CD provided, and has determined that the document is NOT the last Post Closing CD. Title fees are listed in Section B, however the CD is dated PRIOR to the revised Post Closing CD with fees listed in Section C. Provide revised CD correctly reflecting the Title fee in Section B. Provide Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification. Condition remains. 01/30/2017:  Received explanation letter, air bill and revised CD.  However, the Title fees are still in Section C.  The borrower used a provider on the WLSP, fees should be in Section B.  Condition remains.

300300903	988f1264-08dd-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.		1/19/2017: CDA provided reflecting reconciled value of $1,000,000 at 0% variance is deemed acceptable. Condition cleared.
300300903	24ad5cf9-f5e3-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The post close CD dated XX/XX/XXXX does not reflect the payee for the credit report fee, also the final CD indicates the credit report fee as $XX.XX vs $XXX on the post close CD, please clarify.	02/02/2017: please see attached CD01/31/2017: see attached
02/02/2017: Audit review of revised CD reflects corrected closing date, disbursement date, credit report $XX.XX and title fees moved to in Section B. The Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'. 01/31/2017: Audit reviewed the CD provided, and has determined that the document is NOT the last Post Closing CD. The CD submitted is dated PRIOR to the last Post Closing CD and reflects title fees in B and Credit Report Fee of $XX.XX. HOWEVER, the most current issued date on the post closing CD is XX/XX/XXXX, it reflects the title fees incorrectly in Section C, Credit Report fee increase to $XXX AND closing/disbursement date does not match CD submitted with different closing date. Provided revised CD with corrected issue date, closing date, disbursement date, title fees in B and Credit report fee explanation for increase, if applicable. Also, provide Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification. Condition remains.   01/30/2017:  Received explanation letter, air bill and revised CD. However, the CD is still missing the payee for the credit report and no explanation of a fee increase from $XX.XX to $XXX was provided.  Condition remains.

300300903	508597c6-0f9b-46b0-9182-f59d4c4f9bdb	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error
The final Closing Disclosure Contact Information section is incomplete.  The license number of the Settlement agent is missing. A Letter of Explanation and confirmation of delivery to the borrower is required.

01/20/17: This condition should be cleared per email which states "We only need one specific contact from the either lender or broker. If any lender info is missing like the phone number, then this is non-material B grade with the exception of missing NMLS or licensing which is consider a material exception."

1/26/2017: A LOE and post close CD  dated within 60 days of consummation was provided to reflect the license # for the settlement agent, real estate  Broker for the borrower and Seller.  Loan will be graded a B for all agencies.  01/23/17: Upon further review, the final Closing Disclosure Contact Information section is incomplete.  The license number of the Settlement agent, Real Estate Broker for the borrower and Seller are missing. A corrected CD and  Letter of Explanation to the borrower is required. Condition maintained.

300300903	490389f5-08dd-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Loan Estimate document error	The LE dated XX/XX/XXXX is missing the lender's e-mail and phone number under the section: Additional Information About This Loan.		1/17/2017: This finding is not material. Loan will be graded a B for all agencies
300312375	2d53db27-bee7-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE dated XX/XX/XXXX is missing the lender's e-mail or phone number under the section, Additional Information About This Loan.		01/31/2017: The finding is non material. Loan will be graded a B for all agencies.
300312375	415cb8ee-bc9b-49a5-b608-4d8f417be84b	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee was not reflected in section B of the Closing Disclosure despite evidence of a credit report in the file.  The Credit Report fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.

01/31/2017:  A Post Close CD was provided in the file reflecting the Credit Report Fee in section B.  A letter of explanation to the borrower along with proof of delivery was also provided in the file.  Condition Cleared.  Loan will be graded a B for all agencies.

300312375	22496c14-bee7-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in file.		1/31/2017: CDA provided reflecting reconciled value of $795,000 at 0% variance is deemed acceptable. Condition cleared.
300312832	4b2ce9d6-c3f3-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
Incorrect Disclosure of Services Borrower DID NOT SHOP fee – Section B: The Credit Report Fee was not reflected in section B of the Closing Disclosure despite evidence of a credit report in file.  The Credit Report Fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided. Please provide LOE and confirmation of delivery to the borrower.
02/24/2017: see attached
02/24/2017: Audit review of revised CD reflects Credit Report (Sec B) as "paid by others", Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'. 02/21/2017:  Received evidence credit report dated 11/21/2016 did not reflect a fee.  However, the credit report dated 12/11/2016 (page 24) reflects a fee of $8.60.  Condition remains.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 787; Reserves are higher than guideline minimum UW Guides require 6 months Subject reserves, loan qualified with 56 months excess reserves; Years on Job Co-Borrower jobtime is 25 years- per WVOE.

300312832	67e8da45-c3f3-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file	02/21/2017: CDA	02/21/2017: A CDA report reflecting a value $1,450,000.00, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 787; Reserves are higher than guideline minimum UW Guides require 6 months Subject reserves, loan qualified with 56 months excess reserves; Years on Job Co-Borrower jobtime is 25 years- per WVOE.

300312832	aaed2d49-c4f3-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
The Property Tax line item in Section F is missing the government entity payee name. The regulations that cover the disclosure of transfer tax (1026.38(g)(1)) and 1026.38(g)(2)) require a payee to be listed.  Please provide a corrected CD and LOE to the borrower within 60 days of consummation
2/16/2017: The Post Close CD reflects the payee name. Loan will be graded a B.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 787; Reserves are higher than guideline minimum UW Guides require 6 months Subject reserves, loan qualified with 56 months excess reserves; Years on Job Co-Borrower jobtime is 25 years- per WVOE.

300312832	3890e580-35f5-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	General Compliance Exception
3 day timing requirement not met; Change in circumstance dated XX/XX/XXXX for increase in the loan amount to $XXX,XXX.XX with a revised LE dated XX/XX/XXXX . Revised LE not issued within 3 days of the change in circumstance.

02/23/2017: An LE was not required as redisclosure is only required to reset tolerance baselines - per TILA 1026. 19(e)(3)(iv). This should be cleared per your Compliance person. Please rescind this condition
02/23/2017: Audit consulted with Compliance, and has determined that per TILA 1026. 19(e)(3)(iv), only have to re-disclose LE if tolerances fall outside of guides. Condition rescinded.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 787; Reserves are higher than guideline minimum UW Guides require 6 months Subject reserves, loan qualified with 56 months excess reserves; Years on Job Co-Borrower jobtime is 25 years- per WVOE.

300312832	79ad4683-c4f3-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE dated XX/XX/XXXX is missing the lender's e-mail and phone number under the section: Additional Information About This Loan.		2/16/2017: This finding is not material. Loan will be graded a B for all agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 787; Reserves are higher than guideline minimum UW Guides require 6 months Subject reserves, loan qualified with 56 months excess reserves; Years on Job Co-Borrower jobtime is 25 years- per WVOE.

300312832	32490395-6df4-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Documentation
Transaction requires closure of a HELOC. Please provide evidence of closure for 2nd liens via executed letter. Preliminary title has an unsigned letter to the lender with instructions to freeze and close the HELOC. Additional conditions may apply.
02/23/2017: please see attached letter
02/23/2017: Audit reviewed executed Line of Credit Letter to Lender, and has determined that the documentation requests credit line account to be frozen and closed. Documentation submitted is deemed acceptable. Condition cleared.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 787; Reserves are higher than guideline minimum UW Guides require 6 months Subject reserves, loan qualified with 56 months excess reserves; Years on Job Co-Borrower jobtime is 25 years- per WVOE.

300312832	84394015-37f5-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Missing Changed Circumstance form
Rate lock and Change in Circumstance dated XX/XX/XXXX reflect a loan amount of $XXX,XXX.XX. The revised CD reflects $XXX,XXX.XX. Missing corrective rate lock and Change in Circumstance and CD. Additional conditions may apply.

02/23/2017: An CD was not required as redisclosure is only required to reset tolerance baselines - per TILA 1026. 19(e)(3)(iv). This should be cleared per your Compliance person. Please rescind the condition.
02/23/2017: Audit consulted with Compliance, and has determined that per TILA 1026. 19(e)(3)(iv), only have to re-disclose LE if tolerances fall outside of guides. Condition rescinded.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 787; Reserves are higher than guideline minimum UW Guides require 6 months Subject reserves, loan qualified with 56 months excess reserves; Years on Job Co-Borrower jobtime is 25 years- per WVOE.

300312832	3959e934-36f5-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	General Compliance Exception 2
3 day timing requirement not met; Change in circumstance dated XX/XX/XXXX for increase in the loan amount and rate increase to X.XX% with a revised LE dated XX/XX/XXXX. Revised LE not issued within 3 days of the change in circumstance.

02/23/2017: An LE was not required as redisclosure is only required to reset tolerance baselines - per TILA 1026. 19(e)(3)(iv). This should be cleared per your Compliance person. Please rescind this condition.
02/23/2017: Audit consulted with Compliance, and has determined that per TILA 1026. 19(e)(3)(iv), only have to re-disclose LE if tolerances fall outside of guides. Condition rescinded.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 787; Reserves are higher than guideline minimum UW Guides require 6 months Subject reserves, loan qualified with 56 months excess reserves; Years on Job Co-Borrower jobtime is 25 years- per WVOE.

300312832	fa235170-1e3c-46a4-a3bf-1a7b09a38ef3	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The Final Closing Disclosure Contact Information section is incomplete. The Email address of the Lender is missing. A Letter of Explanation and confirmation of delivery to the borrower is required.
2/21/2017:  We only need one specific contact from the either lender or broker. If any lender info is missing like the phone number, then this is non-material B grade with the exception of missing NMLS or licensing which is consider a material exception." Please rescind condition.
02/21/2017: Audit reviewed Lender's rebuttal and agrees. The Lender's phone number is present and the email address is not required for a Wholesale loan. Condition rescinded.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 787; Reserves are higher than guideline minimum UW Guides require 6 months Subject reserves, loan qualified with 56 months excess reserves; Years on Job Co-Borrower jobtime is 25 years- per WVOE.

300302031	b894f3fa-8ed7-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee was not reflected in section B of the Closing Disclosure despite evidence of a credit report in the file.  The Credit Report fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
01/19/2017: see attached revised CD
01/19/2017: Audit review of revised CD reflects Credit Report (Sec B) as "paid by others", Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'.

300302031	2a9667d0-7089-45f1-bd95-9d2da59c5380	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE is missing the lender's email and phone number under the section, Additional Information About This Loan.		01/10/2017: This is a non-material issue. The loan will be rated a B for all agencies.
300302031	0572cd45-8fd7-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	Final Closing Disclosure incorrectly reflects the closing date as prior to the issuance date and acknowledgement of the document.		01/10/2017: A Post Close CD reflects the closing date as the same as the Note and Mortgage. Condition cleared. The loan will be rated a B for all agencies.
300302031	ec9abcf1-8fd7-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA property report is required in the loan file.		01/11/2017: A CDA report reflecting a value $1,759,000 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
300302031	8aaedb9b-8ed7-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The License Number of the Settlement Agent is missing. Please provide a LOE and confirmation of delivery to the borrower.		01/10/2017: A Post Close CD in the loan file reflects the license number and LOE to the borrower. Condition cleared. The loan will be rated a B for all agencies.
300302031	4ef01858-cc55-4842-a989-8d79ea162cac	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.	The LE dated XX/XX/XXXX reflects an Appraisal fee of $XXX with no resulting CoC for any subsequent disclosures. The Final CD reflects an Appraisal fee of $XXX resulting in a $XXX refund due for cure.		01/100/2017: The final CD reflects a RESPA Appraisal fee charge cure. Condition cleared. The loan will be rated a B for all agencies.
300312381	d7fb81ac-92e4-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the file.		01/27/2017: A CDA report dated 12/09/2016 reflects a value of $1,285,000 with 0% variance from the appraised value. Condition cleared.
300312381	eeecafa2-b1e4-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Credit Report fee in section B of the final Closing Disclosure reflected the payee as "reimburse" to the broker and is missing the actual service provider.  Please provide a LOE and confirmation of delivery to the borrower.
01/31/2017: please see attached CD
01/31/2017:  Audit review of revised CD includes payee to all fees in Sections B, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'.01/26/2017:  A Post Close CD in the loan file still reflects "reimburse".  Condition remains.

300312381	6b5feb12-b2e4-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	General Compliance Exception
Final Closing Disclosure incorrectly reflects the closing date as prior to the issuance date and acknowledgement of the document.  Final Closing Disclosure incorrectly reflects the closing date as the Note Date and not the actual consummation of the mortgage.
01/31/2017: please see attached CD
01/31/2017: Audit review of revised CD reflects corrected closing and disbursement date, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'. 01/26/2017:  The Post Close CD in the does not reflect the correct closing date or the date the mortgage was signed.  Condition remains.

300312381	4b888f0c-93e4-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE is missing the lender's email and phone number under the section, Additional Information About This Loan.		01/26/2017: This is non-material. Loan will be rated a B.
300296905	ad37fa09-edd9-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.		01/19/2016: A CDA was provided with a value of $613,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
300296905	c214def1-9fd7-48aa-a4fc-c78119e18dd4	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error
The final Closing Disclosure Contact Information section is incomplete.  The emails of Lender, Borrowers Real Estate Broker and Sellers Real Estate broker are missing. The license number of the Settlement agent is missing. A Letter of Explanation and confirmation of delivery to the borrower is required.
01/20/2017: see attached revised CD
01/20/2017: Audit review of revised CD includes all contact information required for the Lender, Broker, Real Estate Agents and Settlement Agent.  Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'.

300296905	35e13eee-e0dc-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Loan Estimate document error	The LE dated XX/XX/XXXX is missing the lender's e-mail and phone number under the section: Additional Information About This Loan.		1/17/2017: This finding is not material. Loan will be graded a B for all agencies
300296905	926940ec-58db-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
The property taxes in section F of the final Closing Disclosure are missing the government entity.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.
01/20/2017: please see attached revised CD
01/20/2017: Audit review of revised CD includes Section F property taxes listing the number of months paid and payee. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided.  Loan will be rated a 'B'.

300296905	6fba8d4d-e33d-4df7-a02d-1b521d300251	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Special Information Booklet / Home Loan Toolkit	The loan file is missing a copy of the Home Loan Tool Kit	01/20/2017: Please see attached acknowledgement of intent, highlighted area shows the borrower received copy. Please note this would have been included in the credit upload.	01/20/2017: Audit review of Home Loan Tool Kit was provided within 3 days of application date, documentation submitted is deemed acceptable. Condition cleared.
300296308	e065a543-4630-41e2-b8f5-369b12b960d7	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Missing corresponding W.L.S.P. for Initial L.E. in File DID SHOP Fee (Section C)
The service provider list in file is an old RESPA service provider list and does not list the individual "services" associated with each provider. It is not the service provider list that is under form H-27 in the rule. The WLSP is itself a violation and it is confusing to consumers because it has text that relates to the GFE.
01/14/2017: Audit calculated section C fees and are within 10% tolerance for worst case scenario. Loan will be rated a B for all agencies.
300296308	55b4ce97-b722-4b17-b3f5-1355b4ab3fb0	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE is missing the lender's email and phone number under the section, Additional Information About This Loan.		01/14/2017: This is a non-material issue. The loan will be rated a B for all agencies.
300296308	c69178e6-00d9-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the file.		01/14/2017: A CDA in the loan file dated 12/12/2016 reflects a value of $602,000 with 0% variance of the appraised value. Condition cleared.
300299370	3ebea581-96e8-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not included in the file.	02/03/2017: CDA	02/03/2017: A CDA report reflecting a value $950,000.00, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 59.26%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 35.3 months reserves; Years on Job Borrower has 18.75 years on job

300299370	3c753aa4-96e8-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE is missing the lender's email and phone number under the section, Additional Information About This Loan		02/01/2017: Non-material finding. Loan will be rated a B.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 59.26%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 35.3 months reserves; Years on Job Borrower has 18.75 years on job

300299370	71960529-ace8-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.	The post consummation CD reflects an Inspection Fee of $XXX.XX resulting in a $XXX.XX refund due for cure.	02/09/2017: Disagree. A tolerance credit of $XXX.XX was given at closing and shown on the final CD.
02/09/2017: Audit concurs with the Lender Rebuttal, and has determined that the $XXX cure was present on the prior CD's. Revised CD, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a B.02/06/2017: Audit review of revised CD, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. HOWEVER, copy of check for cure was missing.  Provide copy of $XXX.XX check for cure. Condition remains.02/01/2017:  Post consummation Closing Disclosure provided which reflects XXXX.XX refund.  Copy of explanation letter, check and evidence of delivery not provided.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 59.26%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 35.3 months reserves; Years on Job Borrower has 18.75 years on job

300299370	659aabe1-ace8-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Closing Disclosure / CD Not in File	The initial CD was not included in the loan file. Unable to complete compliance review. Additional conditions may apply.	02/06/2017: see attached	02/06/2017: Audit reviewed initial CD dated more than 7 days prior to closing, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 59.26%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 35.3 months reserves; Years on Job Borrower has 18.75 years on job

300299370	9b99e580-ade8-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Evidence of Taxes and Insurance
The mortgage statements for Borrower's 2 rental properties do not verify escrow includes taxes & insurance.  Using insurance from XXX Schedule X, the DTI would be XX.XX%.  Please provide evidence that escrow for both loans includes taxes & insurance.
02/09/2017: please see attached02/09/2017: see attached
02/09/2017: Audit reviewed the Lender Rebuttal, and has determined that sufficient evidence was provided to verify Taxes and Insurance for REO property where no rental income was used to qualify. Condition cleared. 02/06/2017: Audit reviewed the Lender Rebuttal, and has determined that documentation for XXX # X listed on the final 1003 reflects "taxes and insurance" and is deemed acceptable. However, missing verification that "escrows" on mortgage statement for REO #2 includes both taxes and insurance. Condition remains.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 59.26%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 35.3 months reserves; Years on Job Borrower has 18.75 years on job

300299370	1726c903-737f-439f-908c-2850e03e8be0	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Closing Disclosure / CD Not in File	A properly executed Closing Disclosure was not included in the file. Unable to complete compliance review. Additional conditions may apply.	02/06/2017: see attached	02/06/2017: Audit reviewed executed CD, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 59.26%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 35.3 months reserves; Years on Job Borrower has 18.75 years on job

300296899	d063daba-21dc-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Appraisal Fee and the Credit Report Fee in section B of the final Closing Disclosure reflects "reimburse" and does not reflect the name of the payee.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.
01/23/17: Lender provided the corrected CD within 60 days of consummation, and letter of explanation to the borrower. Condition cleared.
300296899	2ff3ce18-081a-42b1-b28e-7affea1b4e08	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflected an Appraisal Fee of $XXX and there was no resulting CoC for any subsequent disclosures.  The final CD reflects an Appraisal Fee of $X,XXX,XX.  These fees are in a 0% tolerance section. Lender tolerance cure of $XXX.XX is required.
01/17/2017: The Post Close CD reflects a post close tolerance cure of $XXX.XX, which is sufficient. Loan will be rated a B for all agencies.
300296899	3b1c7369-0ddc-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE dated XX/XX/XXXX is missing the lender's e-mail or phone number under the section, Additional Information About This Loan.		01/16/2017: The finding is non material. Loan will be graded a B for all agencies
300296899	4b874f2e-19dc-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Closing Disclosure / CD Not in File	Missing Closing Disclosure. Disclosure History provided in the file reflects CD was ordered and e-signed by the borrower on XX/XX/XXXX, however there is no copy of this CD in the file.	01/20/2017: see attached	01/20/2017: Audit reviewed CD, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
300296899	25c4435c-0ddc-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in file.		01/16/2017: A CDA report was provided on 12/22/2016 with a value of $1,165,000.00 and 0.00% variance from the $1,165,000.00 value. Condition cleared.
300309902	ef101a92-77e1-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE dated XX/XX/XXXX is missing the lender's e-mail or phone number under the section, Additional Information About This Loan.		01/23/2017: The finding is non material. Loan will be graded a B for all agencies
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 743; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 46.40 months reserves; Years in Primary Residence Borrower has resided in subject for 5.5 years

300309902	e7cf825e-86e1-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing verbal verification of employment	The VVOE was not obtained within 10 business days prior of note date per Guideline requirement.	01/30/2017: see attached calendar.
01/30/2017: Audit reviewed the Lender Rebuttal, and has determined that per the guidelines, the VVOE must be completed within 10 BUSINESS days before the Note date (or funding date for escrow states) for wage income. Excluding Sunday's and New Year observed holiday on XX/XX/XXXX, VOE is deemed acceptable. Condition cleared.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 743; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 46.40 months reserves; Years in Primary Residence Borrower has resided in subject for 5.5 years

300309902	d3a68e43-d206-4bed-9ade-60b631f5e6cd	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Credit Report Fee reflected in section B of the final Closing Disclosure reflects the fee being reimbursed to the broker and does not reflect the name of the actual payee.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.
01/30/2017: see attached
01/30/2017: Audit review of revised CD includes payee to all fees in Sections B, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 743; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 46.40 months reserves; Years in Primary Residence Borrower has resided in subject for 5.5 years

300309902	dcc825aa-77e1-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error
The Final Closing Disclosure Contact Information section is incomplete. The License Number of the Settlement Agent is missing. Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.
01/30/2017: see attached
01/30/2017: Audit review of revised CD includes all contact information required for the Lender, Broker, Real Estate Agents and Settlement Agent.  Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 743; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 46.40 months reserves; Years in Primary Residence Borrower has resided in subject for 5.5 years

300309902	3e65fd44-77e1-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in file		01/23/2017: A CDA report was provided on 12/29/2016 with a value of $860,000.00 and 0.00% variance from the $860,000.00 value. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 743; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 46.40 months reserves; Years in Primary Residence Borrower has resided in subject for 5.5 years

300296907	a5b5b8e7-cde1-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in the file		1/25/2017: CDA provided reflecting reconciled value of $600,000 at -1.8% variance is deemed acceptable. Condition cleared.
300296907	c7a2152a-cee1-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE dated XX/XX/XXXX is missing the lender's e-mail or phone number under the section, Additional Information About This Loan.		01/23/2017: The finding is non material. Loan will be graded a B for all agencies.
300296907	e9c11497-d0e1-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Credit Report Fee in section B of the Closing Disclosure reflects "reimburse" and does not reflect the name of the payee.		01/23/2017: A Post Close CD in the loan file reflects the Credit Report Fee payee. Condition cleared. Loan will be graded a B for all agencies
300296907	2511eb6a-d1e1-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Closing Disclosure / CD Not in File
Missing CD's.  Disclosure Tracking provided in the file reflects Initial CD was ordered and signed on XX/XX/XXXX and also missing a CD for XX/XX/XXXX. A COC in the file dated XX/XX/XXXX for an change in the appraised value, and a COC dated XX/XX/XXXX for an increase in the loan amount.  However there are no copies of those CD's in the file. Additional conditions may apply
															01/27/2017: see attached cd's for X/X& X/X. cd's are not needed for the c of c's on XX/XX& XX/XX. see lock confirmations showing these revisions	01/27/2017: Audit reviewed all CD and Rate Lock Confirmation documents, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
300302030	d0b5e580-d3d9-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	The CDA report is missing from the file.		1/19/2017: CDA provided reflecting reconciled value of $960,000 at 0% variance is deemed acceptable. Condition cleared.
300302030	eff9f8d2-11da-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Closing Disclosure / CD Not in File	The file contains evidence the borrower received closing documentation dated XX/XX/XXXX however the actual CD dated XX/XX/XXXX was not provided in the loan file.		01/20/17: Lender provided the Closing Disclosure dated XX/XX/XXXX. Condition cleared.
300302030	7877ca81-21dc-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Lender Credits on Final Closing Disclosure at closing is inaccurate in relation to previous Initial disclosure(s)
The LE dated XX/XX/XXXX reflects a lender credit in the amount of $X,XXX,XX. The lender credit decreased to $XXX,XX on the Final CD with no indication of a valid COC to account for the decrease in the credit.
01/20/16: The credit for the rate on the final CD is $XX, XXX,XX(lender paid broker compensation of $XX,XXX,XX less the points of $X,XXX,XX) which matches the lock confirmation. Condition cleared.
300302030	29286784-1bdc-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	The WLSP corresponding to the initial LE dated XX/XX/XXXX is invalid. The service providers are listed along with the amount of charges that do not correspond the LE.		01/16/2017: Audit calculated section B and C fees and are within 10% tolerance for worst case scenario. Loan will be rated a B.
300302030	18f594bd-04dc-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The CD dated XX/XX/XXXX did not reflect a 2nd Appraisal fee and no resulting COC for any subsequent disclosures.  The final CD reflects a 2nd Appraisal fee of $XXX resulting in a $XXX refund due for cure.
01/16/2017: A RESPA Appraisal charge cure is shown on the final CD. Condition cleared. The loan will be rated a B for all agencies.
300302030	eea37ee0-a91d-42ef-9bb1-966959cae54f	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Initial Escrow Account Disclosure	The initial Escrow Account Disclosure in the file was not dated, therefore unknown when the form was provided to the borrower.		01/20/17: Lender provided the initial Escrow Account Disclosure signed at closing. Condition cleared.
300302030	148a1a65-014b-4157-b79d-1862bff1ba76	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The License Number of the Borrowers Real Estate Broker / Sellers Real Estate broker is missing.		01/03/2017: A post closing CD reflects the license numbers for Brokers. The condition cleared.
300296904	771295e9-13e3-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the file.		1/27/2017: CDA provided reflecting reconciled value of $720,000 at 0% variance is deemed acceptable. Condition cleared.
300296917	c09f3005-60e9-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
The property taxes in section F of the final Closing Disclosure are missing the government entity.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.

02/02/2017:  A Post Close CD was provided in the file reflecting the government entity for the property taxes.  A letter of explanation to the borrower along with proof of delivery was also provided in the file.  Condition Cleared.  Loan will be graded a B for all agencies.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 22.95%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 793; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 36.40 months reserves

300296917	6f4694fd-5147-445b-9a7e-e4bab9d57a03	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E
The transfer tax listed in section E of the final Closing Disclosure does not list the name of the government entity assessing the tax.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.

02/02/2017:  A Post Close CD was provided in the file reflecting the government entity.  A letter of explanation to the borrower along with proof of delivery was also provided in the file.  Condition Cleared.  Loan will be graded a B for all agencies.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 22.95%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 793; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 36.40 months reserves

300296917	b2e1fe7c-5fe9-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Missing asset documentation
Lender's guidelines require the two most recent, consecutive month's statements for each account.  XXXXXXXXX account statement was provided for account XX listed on final loan application.  Missing XXXXXXXXX account statement.
02/07/2017: Audit reviewed original loan file and Lender rebuttal. Statement in question is an annual statement. Condition rescinded.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 22.95%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 793; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 36.40 months reserves

300296917	ec0015e4-5957-4884-aa48-28b70070750b	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee was not reflected in section B of the Closing Disclosure despite evidence of a credit report in the file.  The Credit Report fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
02/07/2017: Received revised CD with Credit Report fee added to Section B. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 22.95%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 793; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 36.40 months reserves

300296917	0c56b553-1ee9-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in file.		02/02/2017: A CDA report reflecting a value $1,400,000 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 22.95%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 793; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 36.40 months reserves

300296917	0c70c40e-60e9-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE is missing the lender's e-mail and phone number under the section, Additional Information About This Loan.		02/02/2017: This finding is not material. Loan will be graded a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 22.95%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 793; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 36.40 months reserves

300299368	50987162-4adf-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Appraisal Fee and Credit Report fee in section B of the final CD reflects the payee is "Reimburse" to the broker and is missing the name of the actual service provider.  Please provide a LOE and confirmation of delivery to the borrower.
01/20/2017: The Post Close CD in the loan file reflects the name of the service provider along with LOE. Condition cleared. The loan will be rated a B for all agencies.
 FICO is higher than guideline minimum The guides require a FICO of 680, the Borrower's FICO is 746.; Years in Field Borrower has 13 years in his field of employment.; Years in Primary Residence The Borrower has 3 years in his departing residence.

300299368	016254e3-0493-45f7-b623-4acb11740d5d	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Transfer tax Fees on C.D. exceeds corresponding LE fees (0% Tolerance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects Transfer Taxes of $X,XXX with no resulting COC for subsequent disclosures.  The final CD reflects taxes in Section E of $X,XXX.XX resulting in a $XXX.XX refund due for cure.
01/20/2017: A RESPA Transfer Tax charge cure in the amount of $XXX.XX was shown on the final CD. Condition clears. The loan will be rated a B for all agencies.
 FICO is higher than guideline minimum The guides require a FICO of 680, the Borrower's FICO is 746.; Years in Field Borrower has 13 years in his field of employment.; Years in Primary Residence The Borrower has 3 years in his departing residence.

300299368	2a56a0c2-8946-444b-82d6-4e7371b167cb	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE is missing the lender's email and phone number under the section, Additional Information About This Loan.		01/20/2016: This is non material issue. The loan will be rate a B for all agencies.
 FICO is higher than guideline minimum The guides require a FICO of 680, the Borrower's FICO is 746.; Years in Field Borrower has 13 years in his field of employment.; Years in Primary Residence The Borrower has 3 years in his departing residence.

300299368	6ea8eeec-49df-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	WLSP fees do not match: The WLSP corresponding to the initial LE dated XX/XX/XXXX is invalid. The service providers are listed along with the amount of charges that do not correspond the LE.		01/20/2017: Audit calculated section B and C fees and are within 10% tolerance for worst case scenario. Loan will be rated a B.
 FICO is higher than guideline minimum The guides require a FICO of 680, the Borrower's FICO is 746.; Years in Field Borrower has 13 years in his field of employment.; Years in Primary Residence The Borrower has 3 years in his departing residence.

300299368	110e8497-21df-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided		01/19/2017: CDA Report dated 12/12/2016 reflects a value of $1,075,000 with a 0.00% variance with appraised value. Condition cleared.
 FICO is higher than guideline minimum The guides require a FICO of 680, the Borrower's FICO is 746.; Years in Field Borrower has 13 years in his field of employment.; Years in Primary Residence The Borrower has 3 years in his departing residence.

300299368	447dd9af-20df-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects an Credit Report Fee of $XX with no resulting COC for any subsequent disclosures. The final CD reflects an Credit Report fee of $XXX, resulting in a $XXX refund due for cure.  Cure provided per lender credit on final CD.
01/19/2017: RESPA Credit Report charge cure on the final CD. The loan will be rated a B for all agencies.
 FICO is higher than guideline minimum The guides require a FICO of 680, the Borrower's FICO is 746.; Years in Field Borrower has 13 years in his field of employment.; Years in Primary Residence The Borrower has 3 years in his departing residence.

300299368	20d0d931-4bdf-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	The VOE in section H of the final CD reflects the payee as "Reimburse" and is missing the service provider. Along with a LOE and confirmation of delivery to the borrower.		01/20/2017: A Post Close CD reflects the service provider along with a LOE to the borrower. Condition clears. The loan will be rated a B for all agencies.
 FICO is higher than guideline minimum The guides require a FICO of 680, the Borrower's FICO is 746.; Years in Field Borrower has 13 years in his field of employment.; Years in Primary Residence The Borrower has 3 years in his departing residence.

300300879	95cd5f47-0699-4506-ac06-d5ec14856c4d	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Lender Credits on Final Closing Disclosure at closing is inaccurate in relation to previous Initial disclosure(s)
The LE dated XX/XX/XXXX reflects a lender credit in the amount of $X,XXX.XX. The lender credit decreased to $X,XXX.XXon the CD dated XX/XX/XXXX with no indication of a valid COC to account for the $X,XXX.XX decrease in the credit.

01/24/2017: The XX/XX COC for the rate decrease from X.XXX% to X.XXX% caused the credit for the rate to decrease from $X,XXX.XX to $X,XXX.XX(a difference of $X,XXX.XX). As you can see from the attached XX/XX& XX/XX Lock Confirmations, the base price for the X.XX% note rate was X.XXX% vs the lower amount for the X.XXX% note rate of X.XXX%; a decrease of X.XX% x the loan amount of $XXX,XXX= $X,XXX.XX. Please note these documents were included in the credit upload (pages XXX,XXX, XXX)01/20/2017: The change was due to the XX/XX/XXX COC for the rate change that was provided in the file along with the related revised lock confirmation and CD.

01/24/2017: Audit reviewed COC's and Rate Lock Confirmations, and has determined that documentation submitted is deemed acceptable. Valid evidence for decrease of credit was provided and is sufficient. Condition cleared. 01/20/2017: Audit reviewed the Lender Rebuttal, and has determined that the COC and Lock Confirmation for XX/XX/XXXX cannot be located within the file. Provide said documentation. Condition remains.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 70.00%, loan qualified with CLTV of 57.39%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 781.; Years in Field Borrower has 16 years in the field.

300300879	9c5334a6-eed8-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		01/17/2017: CDA provided reflecting a value of $1,090,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 70.00%, loan qualified with CLTV of 57.39%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 781.; Years in Field Borrower has 16 years in the field.

300300879	8ab1b8b9-eed8-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE dated XX/XX/XXXX is missing the lender's e-mail or phone number under the section, Additional Information About This Loan.		01/12/2017: The finding is non material. Loan will be graded a B for all agencies.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 70.00%, loan qualified with CLTV of 57.39%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 781.; Years in Field Borrower has 16 years in the field.

300300879	d47924a9-efd8-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Closing Disclosure / CD Not in File	Disclosure History provided in file reflects a CD dated XX/XX/XXXX was mailed to the borrower, however it was not provided in the loan file.	01/20/2017: see attached CD	01/20/2017: Audit reviewed CD, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 70.00%, loan qualified with CLTV of 57.39%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 781.; Years in Field Borrower has 16 years in the field.

300300879	e8c641df-ced9-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	DTI Exceeds Guidelines	XXXX > XXXX ax DTI per guidelines. Borrower income calculated off the paystubs, WVOE in the file, and XX month average XXXX expenses.
01/24/2017: please see attached lox01/20/2017: Please add the $XXX a month car allowance to the income which will then make the ratios under XX%. The Written VOE shows that he has been receiving it for over 2 years. Thanks and have a great day.

01/24/2017: Audit reviewed the Lender Rebuttal, as well as re-analyzed credit debt, and has determined that one account was coded as "A" (Authorized User), therefore per lender guides: Authorized user accounts will NOT be considered as acceptable trade lines. Debt removed, and DTI is now XXXX%. Condition cleared. 01/20/2017: Audit reviewed the Lender Rebuttal, and has determined that the automobile allowance cannot be included. Per Appendix Q, only the amount by which the consumer's automobile allowance or expense account payments exceed actual expenditures may be considered income. To establish the amount to add to gross income, the consumer must provide the following: IRS Form 2106, Employee Business Expenses, for the previous two years; AND employer verification that the payments will continue. Condition remains.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 70.00%, loan qualified with CLTV of 57.39%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 781.; Years in Field Borrower has 16 years in the field.

300300879	266b16f9-70ab-49c7-bd93-65568cc5fc50	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	APR on Final Closing Disclosure is inaccurate in relation to previous Initial disclosure(s) – no evidence of further re-disclosure in file (APR < 0.125 variance – Over disclosed)
Missing evidence of APR re-disclosure. The post Closing Disclosure dated XX/XX/XXXX reflects an APR of X.XXX%. The prior Loan Estimate dated XX/XX/XXXX reflects an APR of X.XXX, which is a difference of X.XXX% and exceeds allowable tolerance of X.XXX%
01/13/17: Non material, loan will be graded a B.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 70.00%, loan qualified with CLTV of 57.39%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 781.; Years in Field Borrower has 16 years in the field.

300300902	6bbbd891-c4e4-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the file.		01/31/2017: A CDA Report dated 12/28/2016 reflects a value of $680,000 with 0% variance from appraised value. Condition cleared.
300300902	7c7495a2-c4e4-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE is missing the lender's email and phone number under the section, Additional Information About This Loan.		01/30/2017: This is non-material. The loan will be rated a B.
300300902	54e8a92a-00e7-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Credit Report fee in section B of the final Closing Disclosure reflects the payee as "Reimburse" to the broker and not the actual service provider.  Please provide a LOE and confirmation of delivery.
02/02/2017: see attached revised CD
02/02/2017: Audit review of revised CD includes payee to all fees in Section B, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'.

300302075	1d422d58-b3dd-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Missing Closing Disclosure / CD Not in File	Transaction’s in what is considered a "dry funding state". Please provide the post close CD provided to the borrowers. Additional conditions may apply.		01/23/17: Per compliance, finding not valid. Condition rescinded.
300302075	91e47c7d-c4dd-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	The WLSP corresponding to the initial LE dated XX/XX/XXXX is invalid. The service providers are listed along with the amount of charges that do not correspond the LE.		01/18/2017: Audit calculated section B and C fees and are within 10% tolerance for worst case scenario. Loan will be rated a B.
300302075	319be1b8-a4dd-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE dated XX/XX/XXXX is missing the lender's e-mail or phone number under the section, Additional Information About This Loan.		01/18/2017: The finding is non material. Loan will be graded a B for all agencies.
300302075	9cc1dbf7-a4dd-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The Final Closing Disclosure Contact Information section is incomplete. The License Number of the Settlement Agent is missing. A LOE regarding the errors is required as well.		1/26/2017: A LOE and post close CD dated within 60 days of consummation was provided to indicate a license number for the settlement agent. Loan will be graded a B for all agencies.
300302075	6f9896ae-a3dd-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in file.		1/20/2017: CDA provided reflecting reconciled value of $1,200,000 at 0% variance is deemed acceptable. Condition cleared.
300302106	7cb38af6-04e7-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		01/30/0217: A CDA report dated 12/19/2016 reflects a value of $575,000 with 0% variance from appraised value. Condition cleared.
300302106	b60da629-31e7-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE is missing the lender's email and phone number under the section, Additional Information About This Loan.		01/30/2017: This is non-material issue. The loan will be rated a B.
300302106	0cf5cb9b-0897-44c1-98e9-c6b5ba61788c	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure #3 Contact Information section is incomplete. The Lender Email is missing.
02/02/2017: This condition should be cleared per X/XX/XXX email which states "We only need one specific contact from the either lender or broker. If any lender info is missing like the phone number, then this is non-material B grade with the exception of missing NMLS or licensing which is consider a material exception." Please rescind this condition

02/02/2017: Audit review of revised CD includes all contact information required for the Lender, Broker, Real Estate Agents and Settlement Agent.  Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'.

300302106	42fc1f0f-32e7-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	The HOA Processing fee in section H of the final CD reflects the fee name as the payee and not the processor or actual HOA. Please provide a LOE and confirmation of delivery to the borrower.	02/02/2017: please see revised CD
02/02/2017: Audit review of revised CD includes payees to all fees in Section H, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'.  01/30/2017:  A Post Close CD in the loan file does not reflect the service provider.  Condition remains.

300302106	c2bbf8aa-33e7-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	General Compliance Exception	Final settlement statement in file indicates a cash to close of $XXX,XXX,XX vs. the post close CD which reflects a cash to close of $XXX,XXX with a discrepancy of $X,XXX,XX.	02/02/2017: please see revised CD
02/02/2017: Audit compared the Final Settlement Statement and Post Closing CD, and has determined that Final Settlement Statement ($XXX,XXX,XX) and Post Closing CD ($XXX,XXX,XX) reflect the same cash to close. Condition cleared.

300302106	1af50ea3-31e7-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Credit Report on the final Closing Disclosure reflects the payee as "Reimburse" to the broker and should reflect the actual service provider. Provide LOE and confirmation of delivery.	02/02/2017: please see attached CD
02/02/2017: Audit review of revised CD includes payees to all fees in Section B, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'.  01/30/2017:  A Post Close CD in the loan file does not reflect the service provider.  Condition remains.

300310490	792fd24a-ace4-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Sufficient RESPA Cure provided on HUD-1	Originator compensation on Closing CD is $X,XXX,XX Post-closing CD lists fee as $XX,XXX,XX. This fee is in a 0% tolerance section. Lender tolerance cure of $X,XXX,XX is required.		01/26/2017: A Post close CD within 60 days reflects a RESPA Origination charge cure. The loan will be rated a B for all agencies.
300310490	5de03977-2026-415f-83ff-e9a31d7ac11c	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The credit report fee in section B of the final Closing Disclosure reflects the fee being reimbursed to the broker and does not reflect the name of the actual payee.		01/26/2017: Post close CD provided in the loan file reflects the name of the payee. Loan will be rated a B for all agencies.
300310490	e614157f-c4e4-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE is missing the lender's email and phone number under the section, Additional Information About This Loan.		01/27/2017: This is non-material. Loan will be rated a B.
300310490	e3233d56-24e4-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.		01/27/2016: A CDA report dated 12/23/2016 reflects a value of $630,000 with 9.4% variance from the appraised value. Condition cleared.
300310490	28a01dcb-c4e4-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	The WLSP corresponding to the initial LE dated XX/XX/XXX is invalid. The service providers are listed along with the amount of charges that do not correspond the LE.		01/26/2017: Audit calculated section B and C fees and are within 10% tolerance for worst case scenario. Loan will be rated a B.
300312336	faed8b99-92f9-4687-9cad-f62651bbbcf0	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Credit report fee in section B of the final Closing Disclosure is missing the name of the service provider. Please provide a corrected CD and LOE to the borrower.	01/25/2017: please see attached
01/25/2017: Audit review of revised CD includes payee to all fees in Sections B, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'.

 FICO is higher than guideline minimum :UW Guides require FICO of 720, loan qualified with FICO of 764; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months, credit report verifies 30 months payment history with no late payments reported; Years in Field Borrower has 33 years in Field

300312336	d55d26d4-77da-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Insufficient Reserves	Verified assets $XXX,XXX,XX, minus reserves subject $XX,XXX,XX less X months for each financed property , $XX,XXX,XX, cash needed to close $XXX,XXX,XX= $XXX,XXX,XX. $XX,XXX,XX short	01/27/2017: Please advise if there are assets you are not utilizing. If the above is correct, please rescind this condition. Thank you.
01/27/2017: Audit re-analyzed assets documentation, and has determined that the Final Seller's CD for the sale of previous property was provided post closing, therefore the proceeds had not been included. Audit reviewed, and included proceeds from this sale in the amount of $XXX,XXX,XX. Total assets are $XXX,XXX,XX, reserves are sufficient. Condition cleared.

 FICO is higher than guideline minimum :UW Guides require FICO of 720, loan qualified with FICO of 764; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months, credit report verifies 30 months payment history with no late payments reported; Years in Field Borrower has 33 years in Field

300312336	3672d0ca-78da-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE is missing the lender's e-mail or phone number under the section, Additional Information About This Loan.		01/17/17: Non Material loan will be graded a B.
 FICO is higher than guideline minimum :UW Guides require FICO of 720, loan qualified with FICO of 764; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months, credit report verifies 30 months payment history with no late payments reported; Years in Field Borrower has 33 years in Field

300312336	84cae897-3988-4f4e-b59f-42bc9b74c267	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.
The service provider list in file is an old RESPA service provider list and does not list the individual "services" associated with each provider. It is not the service provider list that is under form H-27 in the rule. The WLSP is itself a violation and it is confusing to consumers because it has text that relates to the GFE.
01/17/17: WLSP referencing a GFE is non-material. Loan will be graded a B.
 FICO is higher than guideline minimum :UW Guides require FICO of 720, loan qualified with FICO of 764; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months, credit report verifies 30 months payment history with no late payments reported; Years in Field Borrower has 33 years in Field

300312336	95f4d352-73ac-4a7b-8fcf-354a5f1f68b3	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Missing corresponding W.L.S.P. for Initial L.E. in File DID SHOP Fee (Section C)	The WLSP corresponding to the initial LE dated XX/XX/XXXX is invalid. The service providers are listed along with the amount of charges that do not correspond the LE.		01/17/2017: Audit calculated section B and C fees and are within 10% tolerance for worst case scenario. Loan will be rated a B.
 FICO is higher than guideline minimum :UW Guides require FICO of 720, loan qualified with FICO of 764; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months, credit report verifies 30 months payment history with no late payments reported; Years in Field Borrower has 33 years in Field

300312336	a8963946-b1e3-44ae-a101-5f041a180eac	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The Settlement Agent NMLS/ License Number is missing. Please provide a corrected CD and LOE to the borrower.	01/25/2017: please see attached
01/25/2017: Audit review of revised CD includes all contact information required for the Lender, Broker, Real Estate Agents and Settlement Agent.  Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'.

 FICO is higher than guideline minimum :UW Guides require FICO of 720, loan qualified with FICO of 764; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months, credit report verifies 30 months payment history with no late payments reported; Years in Field Borrower has 33 years in Field

300312336	f041857e-cfdc-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA was not in the file.	01/17/2017: CDA	01/17/2017: A CDA report reflecting a value $1,325,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
 FICO is higher than guideline minimum :UW Guides require FICO of 720, loan qualified with FICO of 764; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months, credit report verifies 30 months payment history with no late payments reported; Years in Field Borrower has 33 years in Field

300312336	53eed50d-37dc-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing HUD-1 From Sale of Previous Property	File only contains an unsigned estimated settlement statement for the borrower previous residence. Additional conditions may apply.		01/23/17: Lender provided a certified true copy of the CD for sale of the previous residence. Condition cleared.
 FICO is higher than guideline minimum :UW Guides require FICO of 720, loan qualified with FICO of 764; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months, credit report verifies 30 months payment history with no late payments reported; Years in Field Borrower has 33 years in Field

300306362	232a3527-d231-471e-91dd-a293a149463a	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately	Estimated taxes, insurance, and assessments per final CD is $X,XXX,XX the actual amount from verified documents in file is $XXX.XX. Difference of $XXX.XX unexplained due to escrows being waived.	02/09/2017: see attached
02/15/2017: Audit consulted with Compliance, and has determine that the use of X.XX% of the purchase price when calculating the property tax is deemed acceptable. Condition rescinded.02/09/2017: Audit reviewed Estimated taxes, insurance, and assessments per final CD, and has determined that the amount incorrectly reflects as $X,XXX,XX.  Actual amount is $XXX,XX($XXX,XX Taxes + $XX,XX Insurance + $XXX HOA). Provide corrected CD, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification. Condition remains.

300306362	4eff2030-efe0-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	B	B	VB	B	B	Property	570 - Review Appraisal Missing	A CDA Report was not provided.		1/25/2017: CDA provided reflecting reconciled value of $892,000 at 0% variance is deemed acceptable. Condition cleared.
300306362	493b548c-45e3-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	The Affiliated Business Disclosure for the Broker is missing, file has no Attestation Letter stating that the Broker has no Affiliated Businesses.	This was included in the initial file upload on page 8 and 10- please rescind condition	01/27/2017: Audit reviewed Lender's rebuttal and loan file. Evidence borrowers received Broker's & Lender's Affiliated Business Disclosure provided. No violation. Condition rescinded.
300306362	32bea1b8-c5f0-4f46-ae66-defc378c467d	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Missing Special Information Booklet / Home Loan Toolkit	Missing Special Information Booklet/ Home loan Toolkit	This was in the initial file upload on your page 131-134. Please rescind condition	01/27/2017: Audit reviewed Lender's rebuttal and loan file. Evidence borrowers received the Home Loan Toolkit was provided. No violation. Condition rescinded.
300306362	a914a079-46e3-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE dated XX/XX/XXX is missing the lender's e-mail and phone number under the section: Additional Information About This Loan.		1/25/2017: This finding is not material. Loan will be graded a B for all agencies
300306362	a5a99662-47e3-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	General Compliance Exception
The subject loan was funded in a dry funding state.  Final settlement statement in file indicates cash due from Borrower of $XXX,XXX,XX vs the Final CD which reflects cash due to Borrower of $XXX,XXX,XX an overpayment of $XX.XX. A Letter of Explanation and confirmation of delivery to the borrower is required.
02/06/2017: see attached
02/06/2017: Audit compared the Final Settlement Statement and Post Closing CD, and has determined that Final Settlement Statement ($XXX,XXX,XX) and Post Closing CD ($XXX,XXX,XX+ $XX refund cure) reflect the same cash to close.  Revised CD, copy of check for cure, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'.

300306362	16b8c60e-28ce-4363-9a78-07e70ba41c98	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Naming Convention in Services Borrower DID NOT SHOP Fee - Section B in C.D. is not consistent	The CD reflects Title-Loan Services Fee whereas the LE reflects Title-Miscellaneous Title Charges. The naming convention is not consistent.	02/06/2017: see attached
02/06/2017: Audit reviewed CD, the LE/CD fees where the naming convention is not consistent has been corrected on the revised CD, and is deemed acceptable. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'.

300306362	287dc8ae-3992-49fe-aa40-049c81db3406	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)	Initial CD is dated XX/XX/XXXX, a day after the XX/XX/XXXX Note Date. No evidence of an earlier CD issued.		01/27/2017: Received initial CD and evidence of receipt. Timing requirement met. Condition cleared.
300302596	227bfac5-c5e4-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Review was missing from the file.		01/27/2017: A CDA report was provided on 12/22/2016 with a value of $1,085,000.00 and 0.00% variance from the $1,085,000.00 value. Condition cleared.
300302596	646213d2-c5e4-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE dated XX/XX/XXX is missing the lender's e-mail or phone number under the section, Additional Information About This Loan.		01/27/2017: The finding is non material. Loan will be graded a B for all agencies.
300302596	81db4508-fbe6-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	General Compliance Exception
Final settlement statement in file indicates a cash to close of $XXX,XXX,XX vs the post close CD which reflects a cash to close of $XXX,XXX,XX with a discrepancy of $X.XX .  Provide explanation for the discrepancy.
02/07/2017: Received revised CD, explanation letter, air bill and evidence of refund. Condition cleared.
300302596	0be8220b-cde4-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Appraisal Report Fee in section B of the Closing Disclosure reflects "reimburse" and does not reflect the name of the payee.		01/27/2017: A Post Close CD in the loan file reflects the payee as well as a LOE. Condition cleared. Loan will be graded a B for all agencies
300302596	d9715ebd-cde4-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Closing Disclosure / CD Not in File
Missing Initial CD.  Disclosure Tracking provided in the file reflects Initial CD was ordered and e-signed by the borrower on XX/XX/XXXX however there is no copy of this CD in the file.  Additionally, a CD dated XX/XX/XXXX was provided to the borrower, however there is no copy of it in the file.
02/01/2017: see attached
02/07/2017:  Received CD dated XX/XX/XXXX  Condition cleared.02/01/2017: Audit reviewed CD, and has determined that the CD dated XX/XX/XXXX was provided and is deemed acceptable. However, the CD dated XX/XX/XXXX was not provided. Condition remains.

300306065	6ce6e185-44c9-496e-b6e7-f40f3a548d52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Special Information Booklet / Home Loan Toolkit	Missing Special Information Booklet/Home Loan Toolkit in the file.		01/23/17: Lender provided evidence of receipt of the home loan toolkit within 3 days of the application. Condition cleared.
300306065	96911c71-d4dc-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.		1/19/2017: CDA provided reflecting reconciled value of $1,270,000 at 0% variance is deemed acceptable. Condition cleared.
300324137	01450670-33f5-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	General Compliance Exception
The subject loan was funded in a dry funding state.  Post Close Settlement Statement in file indicates a cash to close of $XXX,XXX.XX vs. the final CD which reflects a cash to borrower of $XXX,XXX.XX with a discrepancy of $XXX.XX.  Please provide the Post Close/Funding CD and explanation of discrepancy.
02/24/2017: see attached
02/24/2017: Audit compared the Final ALTA Settlement Statement and Post Funding CD, and has determined that Final ALTA Settlement Statement (initial Deposit $XXX,XXX.XX - cash to borr $XXX= $XXX,XXX.XX) and Post Funding CD ($XXX,XXX.XX) reflect the same cash to close. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.18%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 35.30 months reserves.; Years in Field Borrower has 25 years in Field

300324137	3aef011e-4ca5-4325-ae11-2cda5cf861af	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE is missing the lender's email and phone number under the section, Additional Information About This Loan.		02/17/2017: This is non-material. The loan will be rated a B.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.18%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 35.30 months reserves.; Years in Field Borrower has 25 years in Field

300324137	05b2a6db-c51c-4cba-b33b-2500a43e9d5c	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error
The final Closing Disclosure Contact Information section is incomplete.  The Email of the Borrower's and Seller's Real Estate Broker are missing.  Please provide a LOE and confirmation of delivery to the borrower.
02/24/2017: see attached
02/24/2017: Audit review of revised CD includes all contact information required for the Lender, Broker, Real Estate Agents and Settlement Agent.  Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.18%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 35.30 months reserves.; Years in Field Borrower has 25 years in Field

300324137	7ad0d248-81f4-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.	02/21/2017: CDA	02/21/2017: A CDA report reflecting a value $1,030,000.00, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.18%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 35.30 months reserves.; Years in Field Borrower has 25 years in Field

300324137	32423f45-34f5-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	The Property Tax in section F of the final CD is missing the name of the government entity. Please provide a LOE and confirmation of delivery to the borrower.	02/24/2017: see attached
02/24/2017: Audit review of revised CD includes Section F property taxes listing the number of months paid and payee. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided.  Loan will be rated a 'B'.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.18%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 35.30 months reserves.; Years in Field Borrower has 25 years in Field

300324137	5acca28f-2502-4c31-b511-1166f7e4dcae	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing seller’s Closing Disclosure	Missing the Seller's CD.		02/21/2017: Received certified Seller CD. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.18%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 35.30 months reserves.; Years in Field Borrower has 25 years in Field

300324137	6e6e5ee1-37f5-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing asset documentation
The first bank account listed on the loan application is missing documentation for the $XXX,XXX deposit made on XX/XX/XXXX.  There is a copy of the check in the amount of $XXX,XXX however; this was not verified by the lender as required by the guidelines.  Additional conditions may apply.
02/21/2017: Received evidence the source of the deposit was an equity line. Payment is included in DTI. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.18%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 35.30 months reserves.; Years in Field Borrower has 25 years in Field

300313059	86846b90-f7e3-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE dated XX/XX/XXXX is missing the lender's e-mail or phone number under the section, Additional Information About This Loan.		01/26/2017: The finding is non material. Loan will be graded a B for all agencies.
300313059	c84dd067-f7e3-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the file.		01/26/2017: A CDA report dated 01/04/2017 reflects a value of $925,000.00 and 0.00% variance from the appraised value. Condition cleared.
300282152	cca341eb-6935-4fa7-9158-6b879211bf2e	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Lender Credits on Final Closing Disclosure at closing is inaccurate in relation to previous Initial disclosure(s)
The LE dated XX/XX/XXXX reflects a lender credit in the amount of $X,XXX The lender credit decreased to $X,XXX.XX 68 on the CD dated XX/XX/XXXX with no indication of a valid COC to account for the $X,XXX.XX decrease in the credit.

01/31/2017: The decrease is due to the borrower requesting a lock extension on XX/XX/XXXX which reduced the credit for the rate by $X,XXX.XX (loan amount of $XXX,XXX x  X.XX%). The related lock confirmation and CD were included in the loan file. please rescind condition

01/31/2017: Audit review of Rate Lock Confirmation dated XX/XX/XXXX confirms rate lock extension added to pricing (loan amount of $XXX,XXX x X.XX = $X,XXX.XX), therefore no refund is required. Documentation, for Lender Credit, submitted is deemed acceptable, condition cleared.

300282152	7c6e63bf-4c4d-4b36-8980-75fd0c6d2ef0	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure dated XX/XX/XXXX Contact Information section is incomplete. The email address of the Lender is missing.
01/31/2017: Disagree as this condition should be cleared per XX/XX/XXXX email which states "We only need one specific contact from the either lender or broker. If any lender info is missing like the phone number, then this is non-material B grade with the exception of missing NMLS or licensing which is consider a material exception." please rescind condition

01/31/2017: Audit review of all CD's, and has determined that they includes all contact information required for the Lender, Broker, Real Estate Agents and Settlement Agent. Lender e-mail was not provided, however the phone number was present. Mortgage Broker column reflects all information required. Loan will be rated a B.

300282152	eb091c3c-d8cb-4f6a-995e-884ec7adc16c	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Missing Special Information Booklet / Home Loan Toolkit	A Special Information Booklet/Home Loan Toolkit was not provided in the file.	01/30/2017: see initial upload on pages 114-115 and please rescind condition
01/30/2017: Audit re-analyzed loan documents, and has determined that the Special Information Booklet/Home Loan Toolkit was located within the loan file and was provided within 3 days of the application date. Condition rescinded.

300282152	b91e8fb7-69e1-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the file.	01/25/2017: CDA	01/25/2017: An Appraisal Review Short Form reflecting a value of $625,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
300306395	2be13129-234a-4a66-a3ed-7905bea14bc0	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
Services borrower did shop fees in Section C and Section E Recording Fees are subject to 10% tolerance when the borrower chose a service provider listed on the WLSP.  LE #X reflects a fee total of $X,XXX,XX ($X,XXX,XX at 10%) with no resulting CoC for any subsequent disclosures. Final CD reflects a fee total of $X,XXX,XX for a variance/refund required of $XXX,XX to meet 10% threshold.
01/05/2017: The Post Close CD reflects a post close tolerance cure of $XXX,XX, which is sufficient. Loan will be rated a B for all agencies.
300306395	c45d5a8e-71de-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.		1/20/2017: CDA provided reflecting reconciled value of $625,000 at 0% variance is deemed acceptable. Condition cleared.
300306361	56892283-d52b-49ee-8b43-da231d1a2d4a	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	CD Document does not match actual calculated values for Estimated Total Monthly Payment
The final Closing Disclosure does not match actual calculated values for Estimated Total Monthly Payment.  The CD shows the payment amount as $X,XXX,XX Years X - XX include the amounts of Estimated Escrow & Estimated Total, the calculated payment amount is $X,XXX,XX Years X- XX.  The lender did not include the Estimated Escrow amount for taxes.
01/26/2017: Received explanation letter and revised CD correcting taxes and PITI. Condition cleared.
300306361	e7208721-1d4f-4e49-9d1c-f9d1ff9911e7	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.	The LE reflects a Credit Report fee of $XX with no resulting COC for any subsequent disclosures. The final CD reflects a Credit Report fee of $XX.XX resulting in a $X.XX refund due for cure.		01/20/2017: A RESPA Credit Report charge cure in the amount of $X.XX was on the final CD. Condition cleared. The loan will be rated a B for all agencies.
300306361	74a914de-1fdf-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not in the loan file.		01/20/2017: A CDA report dated 12/30/2016 reflected a value of $2,200,000 with 0% tolerance with the appraised value. Condition cleared.
300306361	cecd5334-70de-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE is missing the lender's e-mail or phone number under the section, Additional Information About This Loan.		01/20/2017: This is a non-material issue. The loan will be rated a B for all agencies.
300306361	3a236feb-2f76-4da8-8cd8-690d30963177	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	CD Document does not match actual calculated values for Estimated Escrow
The final Closing Disclosure does not match actual calculated values for Estimated Escrow in the Projected Payments section.  The borrower is escrowing for taxes and insurance and the calculated escrow payment should be $X,XXX.XX.
01/26/2017: Received explanation letter and revised CD correcting taxes and PITI. Condition cleared.
300306361	73c4cbed-44cd-4ea6-aa5c-b64c6d57f0fb	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $X,XXX,XX a month vs. the calculated value of $X,XXX,XX a month.  The lender used the incorrect amount of $X,XXX,XX for the taxes vs. the actual amount of $X,XXX,XX.
01/26/2017: Received explanation letter and revised CD correcting taxes. Condition cleared.
300314282	41f10c04-c137-4485-b0d3-2b56e78983df	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error
The final Closing Disclosure Contact Information section is incomplete.  The License ID of the Settlement Agent is missing.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.

01/30/2017:  A Post Close CD was provided in the loan file reflecting the License ID of the Settlement Agent.  A letter of explanation to the borrower along with proof of delivery was also provided in the file.  Condition Cleared.  Loan will be graded a B for all agencies.

300314282	8b8867d9-b6e4-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
The HOA Certification Fee in section H of the final Closing Disclosure should be disclosed in section B as it is a lender required fee that the Borrower did not shop for.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.

01/30/2017:  A Post Close CD provided in the file reflects the removal of the HOA Certification Fee from section H.  A letter of explanation to the borrower along with proof of delivery was also provided in the file.  Condition Cleared.  Loan will be graded a B for all agencies.

300314282	f6e9afa0-2378-4c58-b71e-4b594ed561aa	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee was not reflected in section B of the Closing Disclosure despite evidence of a credit report in the file.  The Credit Report fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
02/06/2017: see attached
02/06/2017: Audit review of revised CD reflects Credit Report (Sec B) as "paid by others", Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'.

300314282	b26b0d62-ece6-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE is missing the lender's e-mail and phone number under the section, Additional Information About This Loan.		01/30/2017: This finding is not material. Loan will be graded a B for all agencies.
300314282	80c3b500-dfe3-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in the file.		01/30/2017: A CDA report reflecting a value $1,360,000 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
300306480	12eb5188-ede3-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
The Fee name in section H of the final CD is missing the name of the payee. A Post Close CD reflects the service provider name and LOE along with confirmation of delivery to the borrower. However, the payee and fee name are the same. Per counsel, the condition is not cleared until the proper fee is listed.  Please provide a corrected CD and LOE to the borrower within 60 days of consummation.
01/30/2017: Received explanation letter, air bill and revised CD correcting item in Section H. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.09%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 18.20 months reserves; Years in Field Borrower has 15 years in Field

300306480	abb2c927-f3e2-4bd2-ac99-d35c3e09cd0f	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE is missing the lender's email and phone number under the section, Additional Information About This Loan.		01/26/2017: This is no-material. The loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.09%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 18.20 months reserves; Years in Field Borrower has 15 years in Field

300306480	7a4352d2-eae3-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Verification of Taxes and Insurance amounts for Rental Property
Missing verification of taxes and insurance of the rental property listed on the Schedule of Real Estate Owned of the application.  A mortgage statement and HOA letter were provided however; unable to determine the tax amount and if the borrower has additional insurance without documentation.  Loan is non QM compliant, additional conditions may apply.

The escrow amount on the Mortgage statement shows an escrow of $XXX,XX. The XXXX Tax return shows the Ins. of $XXX and the taxes of $XXXX a total of $X,XXX/XX is $XXX.XX. The taxes and insurance escrow covers the amount for both taxes and insurance. Insurance is not a requirement of a rental property however the mortgage statement does show a payment for insurance. Please clear the condition.

01/30/2017:  Audit reviewed original loan file.  File contains a mortgage statement verifying escrows.  Figures on Schedule E support escrow covers taxes & insurance.  Due to low DTI, using more conservation method, audit added insurance premium to DTI.  Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.09%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 18.20 months reserves; Years in Field Borrower has 15 years in Field

300306480	b67c0e0d-56e2-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	The CDA report was not provided in the file.		01/26/2017: A CDA report dated 12/26/216 reflects a value of $870,000 with 0% variance of the appraised value. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.09%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 18.20 months reserves; Years in Field Borrower has 15 years in Field

300306480	bdfc94e1-4cb2-4e85-bf3f-3b24f11cbd8c	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Title - Title Insurance Binder  are reflected in section B of the final Closing Disclosure.  The borrower shopped for their own title service provider and did not use the provider on the WLSP.  The title service provider fee should be listed in section C of the CD.  Please provide a corrected CD and LOE to the borrower within 60 days of consummation.
01/26/2017: The service provider was changed to the WLSP provider. Condition cleared. The loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.09%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 18.20 months reserves; Years in Field Borrower has 15 years in Field

300306480	7895c300-fae3-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	General Compliance Exception
A Credit Report Fee was not reflected in section B of the Closing Disclosure despite evidence of a credit report in the file. The fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
01/26/17: Cured post close, loan will be graded a B.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.09%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 18.20 months reserves; Years in Field Borrower has 15 years in Field

300306480	5ea1f1e5-02e7-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Missing Changed Circumstance form
The Closing Disclosures dated X/X, X/X& X/XX reflect Originator Compensation of $X,XXX The Closing Disclosures dated X/XX& X/XX reflect Originator Compensation of $XX,XXX  Change in circumstance for increase in fee not provided in file.
02/02/2017: see attached
02/02/2017: Audit reviewed the Post Funding CD, and has determined that the Origination Fee reflects as $8,004.00. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.09%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 18.20 months reserves; Years in Field Borrower has 15 years in Field

300306480	a283c442-ede3-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Closing Disclosure / CD Not in File	The initial CD is missing from the loan file. The lender's tracking disclosure in file reflects an initial CD was sent on XX/XX/XXXX however; the CD is missing. Please provide the missing document.		01/30/2017: Received initial Closing Disclosure. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.09%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 18.20 months reserves; Years in Field Borrower has 15 years in Field

300306480	ea7aef36-eee3-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	The WLSP corresponding to the initial LE dated XX/XX/XXXX is invalid. The service providers are listed along with the amount of charges that do not correspond the LE.		01/26/217: Audit calculated section B and C fees and are within 10% tolerance for worst case scenario. Loan will be rated a B.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.09%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 18.20 months reserves; Years in Field Borrower has 15 years in Field

300306389	c97aa17f-65ed-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		02/08/2017: CDA provided reflecting a value of $697,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.06%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 770; LTV is lower than guideline maximum UW Guides require 80% LTV, loan qualified with LTV of 70.44%

300306389	cdd8f47f-67ed-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)
The Recording fee was disclosed on LE as $XX and on the final CD dated  XX/XX/XXXX as $XX.XX, exceeding the allowable 10% tolerance.  A tolerance cure of $XX.XX is required. No evidence of tolerance cure provided in file.

02/08/2017 Post Close CD dated XX/XX/XXXX pg #XXXreflects lender credit in Section X for the amount of $XX.XX which is sufficient to compensate for the increase in recording fees from latest LE to CD.  Loan will be graded a B for all agencies

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.06%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 770; LTV is lower than guideline maximum UW Guides require 80% LTV, loan qualified with LTV of 70.44%

300306389	f7a389e8-00ef-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Missing Lease agreement	Missing copy current executed lease for property #X as reflected on the most recent Schedule X of the personal tax returns.	02/14/2017: see attached explanation and please rescind condition
02/15/2017: Audit consulted with management, and has determined that the Lease provided within the loan file was sufficient evidence to meet QM requirements. XXXX and XXXX Schedule X was analyzed and rents are acceptable. Condition escinded. 02/14/2017: Pending additional Compliance review for QM requirements.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.06%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 770; LTV is lower than guideline maximum UW Guides require 80% LTV, loan qualified with LTV of 70.44%

300306389	c3cb5de0-09ee-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE is missing the lender's email and phone number under the section, Additional Information About This Loan.		02/08/2017 This findings is not material. Loan will be graded a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.06%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 770; LTV is lower than guideline maximum UW Guides require 80% LTV, loan qualified with LTV of 70.44%

300306389	0821f3b0-65ed-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Insufficient Reserves
Insufficient reserves; IRA assets are depleting assets being used as basis for income; Calculated reserves excluding IRA assets is $XX,XXX,XX months PITIA for both the subject and other real properties owned/financed/retained.  The loan file is short $XX,XXX,XX funds for closing and/or reserves.  No exception evident in file; Additional lender review required.

02/10/2017: Attached please find the Annuity statement and VOD for the annuity. It shows the value as of XX/XX/XX and XX/XX/XX. Based on this information the borrower has more than sufficient reserves. These were in the original file submitted. Please rescind this condition.

02/10/2017: Audit re-analyzed all asset documentation, and has determined that the reserves are sufficient without the use of the annuity account. TOTAL ASSETS are $XX,XXX.XX minus $XX,XXX.XX (PITIxX) minus $XX,XXX,XX(REOxX) equals $XX,XXx,XX. Condition rescinded.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.06%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 770; LTV is lower than guideline maximum UW Guides require 80% LTV, loan qualified with LTV of 70.44%

300306467	59cb345f-d921-472b-895f-8fc8dc460fb1	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Funding occurred before RTC Expiration Date	The Right to Cancel form was executed on XX/XX/XXXX and reflected an expiration date of XX/XX/XXXX . The Loan disbursement date is on XX/XX/XXXX.		02/07/2017 Post Close CD #X RTC disbursement date reflected as XX/XX/XXXX. Loan will be graded a B for all agencies.
300306467	c344dd69-48ed-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.	02/08/2017: CDA	02/08/2017: A CDA report reflecting a value $1,000,000.00, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
300306467	f0d64056-42ed-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
The Credit Report Fee in section B of the final Closing Disclosure dated XX/XX/XXXX is missing the name of the service provider.  The Prefix "Reimburse" is not permitted.  Please note a letter of explanation to the borrower along with proof of delivery is also required.
02/10/2017: see attached
02/10/2017: Audit review of revised CD includes payees to all fees in Section B, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'.

300306467	e54b3702-4b73-4ef1-a561-201e6e35d8e0	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
Credit Report Fee on CD #X is $XXXX LE dated XX/XX/XXXX lists fee as $XX.XX. This fee is in a 0% tolerance section. Lender tolerance cure of $X.XX is required.  Section J reflects $X.XX cure that is insufficient.
02/07/2016 Post Close CD #X pg #XXX Section X lender credit for increase closing cost for credit report fee of $X.XX and is sufficient. Loan will be graded a B for all agencies.
300306517	55896a54-9127-4d03-a961-86d692a49fe4	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects an Appraisal fee of $615 with no resulting CoC for any subsequent disclosures.  The final CD reflects an Appraisal fee of $XXX and Inspection fee of $XXX in a $XXX refund due for cure.
01/30/2017: A RESPA Appraisal and Inspection fee charge cure in $XXX reflected on final CD. Condition cleared. The loan will be rated a B.
300306517	f46dea17-19e4-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Missing CDA Report in the loan file.		01/30/2017: A CDA Report 12/27/2016 reflected a value of $900,000 with 0% variance from appraised value. Condition cleared.
300306517	c0398d51-e8e4-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE dated XX/XX/XXXX is missing the lender's e-mail and phone number under the section: Additional Information About This Loan.		1/27/2017: This finding is not material. Loan will be graded a B for all agencies
300306517	b4b97c5e-f3e6-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Appraisal fee and Final Inspection fee reflect the payee as "Reimburse" and should reflect the actual service provider.  Additionally, A Credit Report Fee was not reflected in section B of the Closing Disclosure despite evidence of a credit report and a flood cert in the file.  The Credit Report Fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.   Please provide LOE and confirmation of delivery to the borrower.
01/30/2017: A Post close CD reflects the service provider and credit report fee with LOE and confirmation of delivery. Condition cleared. The loan will be rated a B.
300313058	3c096e4a-4fef-4a81-8bae-70cc0ba0945d	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error
The final Closing Disclosure Contact Information section is incomplete.  The License ID of the Settlement Agent is missing.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.

02/16/2017:  A Post Close CD was provided in the file reflecting the License ID of the Settlement Agent.  A letter of explanation to the borrower along with proof of delivery was also provided in the file.  Condition Cleared.  Loan will be graded a B for all agencies.

300313058	68f43486-7ef4-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE dated XX/XX/XXXX is missing the lender's e-mail and phone number under the section, Additional Information About This Loan.		02/16/2017: This finding is not material. Loan will be graded a B for all agencies.
300313058	ac488891-7ef4-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Initial Closing Disclosure timing requirement not met
Rescindable transactions require that the Closing Disclosure must be given separately to each consumer who has the right to rescind under TILA (see § 1026.23).  Although the Disclosure History provided in the file evidences that the Initial CD was mailed to the borrower, there is no evidence that a separate Initial CD was mailed to the borrower's spouse (co-borrower).
															02/23/2017: See attached which was mailed to the borrower and the borrower's spouse by lender.	02/23/2017: Audit re-analyzed the initial CD, and has determined that both borrower's were provided the CD more than 6 days of consummation. Condition rescinded.
300313058	3ca9aca1-7ef4-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
The property taxes in section F of the final Closing Disclosure are missing the government entity.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.

02/16/2017:  A Post Close CD was provided in the file reflecting the government entity for the property taxes.  A letter of explanation to the borrower along with proof of delivery was also provided in the file.  Condition Cleared.  Loan will be graded a B for all agencies.

300313058	ebbdb375-7ef4-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.
The service provider list in file is an old RESPA service provider list and does not list the individual "services" associated with each provider. It is not the service provider list that is under form H-27 in the rule. The WLSP is itself a violation and it is confusing to consumers because it has text that relates to the GFE.
02/16/2017: Services provided on WLSP were not itemized. Audit calculated section C fees and are within 10% tolerance for worst case scenario. Loan will be rated a B for all agencies.
300313058	9c5089b3-3397-4b3f-b136-d091b59435bc	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Naming Convention in Services Borrower DID NOT SHOP Fee - Section B in C.D. is not consistent	The naming convention of fees in section C of the LE and CD is not consistent. The final CD reflects Title – Endorsement Fee and the most recent LE reflects Title – Miscellaneous Title Charges.		02/16/2017: This finding is not material. Loan will be graded a B for all agencies.
300313058	8ac840b3-7df4-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.	02/24/2017: CDA02/23/2017: the appraisal, title, and insurance all match the note. Please correct the CDA and rescind the condition.02/22/2017: CDA
02/24/2017: A CDA report reflecting a value $1,100,000.00, which is a -7.9% variance, was provided. Variance within acceptable tolerance. Condition Cleared.02/23/2017: Audit reviewed Lender Rebuttal, a corrected CDA is required to be provided by the Investor. Condition remains.02/22/2017: (re-opened) The CDA report provided reflects an incorrect address spelling, the address on CDA does not reflect Note address. Condition remains.02/16/2017: A CDA report reflecting a value $1,100,000 which is a 7.9% variance was provided. Variance within acceptable tolerance.  Condition Cleared.

300313058	242342d4-d36e-4170-9567-4fce1d31d6af	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee was not reflected in section B of the Closing Disclosure despite evidence of a credit report in the file.  The Credit Report Fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.  Additionally, the Appraisal Fee in section B of the final Closing Disclosure reflects “reimburse” and does not reflect the name of the payee. Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.

02/16/2017:  A Post Close CD was provided in the file reflecting the Credit Report in section B and the payee for the Appraisal Fee.  A letter of explanation to the borrower along with proof of delivery was also provided in the file.  Condition Cleared.  Loan will be graded a B for all agencies.

300319457	4881dd41-6a48-46b6-badb-1597a79308b7	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)
The Title – Closing Protection Letter, Title – Premium For Lender’s Coverage, Title  - Title Examination and Title – Title Insurance Binder fees are reflected in section B of the final Closing Disclosure.  The borrower shopped for their own title service provider and did not use the provider on the WLSP for the aforementioned title services fees. The Title – Closing Protection Letter, Title – Premium For Lender’s Coverage, Title - Title Examination and Title – Title Insurance Binder fees should be listed in section C of the CD.
02/16/2017: Received explanation letter, air bill and post consummation CD reflecting title fees in Section B. Borrower used provider on WLSP. Fees are within tolerance. Condition cleared.
300319457	ebb4a849-d0f8-4e36-948e-9f3ced78bf89	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Credit Report on the Final Closing Disclosure reflects the payee as "Reimburse" to the broker and should reflect the actual service provider.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.
02/16/2017: Received explanation letter, air bill and post consummation CD reflecting payee for Credit Report in Section B. Condition cleared.
300319457	5d58f745-fbaa-4e59-80db-d3bae1518b1f	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The transfer tax listed in section E of the final Closing Disclosure does not list the name of the government entity assessing the tax.		02/16/2017: Received explanation letter, air bill and post consummation CD reflecting payee for transfer tax in Section E. Condition cleared.
300319457	390c9ea2-bcef-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE dated XX/XX/XXXX is missing the lender's email and phone number under the section, Additional Information About This Loan.		02/13/2017: This finding is not material. Loan will be graded a B for all agencies.
300319457	0fbb2ef1-3f7b-40f1-93a6-79ddd7dfde73	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error
The final Closing Disclosure Contact Information section is incomplete.  The Settlement Agent's License ID is missing.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.
02/16/2017: Received explanation letter, air bill and post consummation CD reflecting Settlement Agent's license number. Condition cleared.
300319457	4d86b0df-bcef-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.	02/14/2017: CDA	02/14/2017: An Appraisal Review Short Form reflecting a value of $1,106,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
300319457	d7d24be8-2bdb-4c2a-a3e1-58640a0289a2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects an Appraisal Fee of $620.00 with no resulting CoC for any subsequent disclosures. The final CD reflects an Appraisal Fee of $XXX.XX.  This fee is in a 0% tolerance section.  Lender tolerance cure of $XX.XXis required.
02/13/2017: The Final CD provided in the loan file reflects a tolerance cure of $XX.XX , which is sufficient. Loan will be rated a B for all agencies.
300310363	af9a780f-85e8-44ae-8dc1-9634140bca34	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Appraisal Fee in section B of the final Closing Disclosure reflects “reimburse” to the broker and does not reflect the name of the payee. Additionally, a Credit Report Fee was not reflected in section B of the Closing Disclosure despite evidence of a credit report in the file.  The Credit Report Fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.   Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.
02/03/2017: see attached
02/03/2017: Audit review of revised CD includes payee to all fees in Sections B and reflects Credit Report (Sec B) as "paid by others". Documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'.

300310363	b51a95e0-82e8-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE is missing the lender's email and phone number under the section, Additional Information About This Loan.		02/01/2017: This finding is not material. Loan will be graded a B for all agencies.
300310363	d1d9131a-9ce8-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	The property taxes in section F of the final Closing Disclosure are missing the government entity.	02/03/2017: see attached
02/03/2017: Audit review of revised CD includes Section F property taxes listing the number of months paid and payee. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided.  Loan will be rated a 'B'.

300310363	4dae38d1-82e8-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the file.		2/1/2017: CDA provided reflecting reconciled value of $1,500,000 at 0% variance is deemed acceptable. Condition cleared.
300310364	6d1044d8-6ce9-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The Transfer Fee in section E of the final Closing Disclosure does not reflect the payee. Please provide a LOE and confirmation of delivery to the borrower.		02/02/2017: A Post Close CD reflects the payee and LOE with confirmation of deliver. Condition cleared. The loan will be rated a B.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 787; LTV is lower than guideline maximum UW Guides require 80% LTV, loan qualified with LTV of 73.77%; Reserves are higher than guideline minimum UW Guides require #9 months Subject reserves, loan qualified with #67.9 months excess reserves

300310364	02395b03-7be9-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Missing Loan Estimate / LE Not in File	The LE is missing the lender's email and phone number under the section, Additional Information About This Loan.
02/06/2017: Disagree as this condition should be cleared per XX/XX/XXXX email which states "We only need one specific contact from the either lender or broker. If any lender info is missing like the phone number, then this is non-material B grade with the exception of missing NMLS or licensing which is consider a material exception."

02/06/2017: Audit review of missing LE Contact and/or General Information, other than Lender or Broker NMLS or Settlement Agents license number (if required by State), was corrected on the final CD is a non-material grade B. Loan will be rated a 'B' for all agencies. 02/02/2017:  This is non-material issue.  The loan will be rated a B.

 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 787; LTV is lower than guideline maximum UW Guides require 80% LTV, loan qualified with LTV of 73.77%; Reserves are higher than guideline minimum UW Guides require #9 months Subject reserves, loan qualified with #67.9 months excess reserves

300310364	a241cc37-6be9-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file	02/03/2017: CDA	02/03/2017: A CDA report reflecting a value $1,560,000.00, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 787; LTV is lower than guideline maximum UW Guides require 80% LTV, loan qualified with LTV of 73.77%; Reserves are higher than guideline minimum UW Guides require #9 months Subject reserves, loan qualified with #67.9 months excess reserves

300310364	f9cd23f6-f333-4e5a-b276-93473df2ac0f	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided	FACTA - Notice to Home Loan Applicant & Consumer Disclosure not provided	02/06/2017: see attached	02/06/2017: Audit review of FACTA - Notice to Home Loan Applicant & Consumer Disclosure documentation submitted is deemed acceptable. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 787; LTV is lower than guideline maximum UW Guides require 80% LTV, loan qualified with LTV of 73.77%; Reserves are higher than guideline minimum UW Guides require #9 months Subject reserves, loan qualified with #67.9 months excess reserves

300310364	b5ece971-3e54-43fb-8e26-a7fbd068036f	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The License Number of the Settlement Agent is missing. Please provide a LOE to the borrower and confirmation of delivery.		02/02/2017: A Post Close CD reflects the license number along with LOE and confirmation of delivery. Condition cleared. The loan will be rated a B.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 787; LTV is lower than guideline maximum UW Guides require 80% LTV, loan qualified with LTV of 73.77%; Reserves are higher than guideline minimum UW Guides require #9 months Subject reserves, loan qualified with #67.9 months excess reserves

300314318	66c82e46-b2ec-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in file.	02/08/2017: CDA	02/08/2017: A CDA report reflecting a value $1,040,000.00, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
300314318	b24a7977-b2ec-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE dated XX/XX/XXXX is missing the lender's e-mail or phone number under the section, Additional Information About This Loan.		02/06/2017: The finding is non material. Loan will be graded a B for all agencies.
300314318	9ab1654b-41ed-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.
The service provider list in file is an old RESPA service provider list and does not list the individual "services" associated with each provider. It is not the service provider list that is under form H-27 in the rule. The WLSP is itself a violation and it is confusing to consumers because it has text that relates to the GFE.
02/07/2017: Services provided on WLSP were not itemized. Audit calculated section C fees and are within 10% tolerance for worst case scenario. Loan will be rated a B for all agencies.
300310371	6dfc7a47-e7e7-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in file.		02/02/2017: CDA provided reflecting a value of $965,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300310371	c4b8cb54-e7e7-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE dated XX/XX/XXXX is missing the lender's e-mail or phone number under the section, Additional Information About This Loan.		01/31/2017: The finding is non material. Loan will be graded a B for all agencies.
300312440	1a5bf45b-7cf4-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in file.	02/21/2017: CDA	02/21/2017: A CDA report reflecting a value $1,005,000.00, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.27%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 744; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 21.20 months reserves

300312440	d8862d18-93f4-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Credit Report Fee in section B of the Closing Disclosure reflects "reimburse" and does not reflect the name of the payee.		02/16/2017: A Post Close CD in the loan file reflects the credit report fee payee. Condition cleared. Loan will be graded a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.27%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 744; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 21.20 months reserves

300312440	06bc7e42-93f4-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE dated XX/XX/XXXX is missing the lender's e-mail or phone number under the section, Additional Information About This Loan.		02/16/2017: The finding is non material. Loan will be graded a B for all agencies
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.27%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 744; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 21.20 months reserves

300312440	555a166c-7cf4-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing 1008 or Underwriter Approval	The 1008 or Underwriter Approval is missing from the file.		02/21/2017: Received 1008. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.27%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 744; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 21.20 months reserves

300312440	a401ffe0-91f4-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
1026.38(g)(2) PREPAIDS. Under the subheading “Prepaids” and in the applicable column as described in paragraph (g) of this section, an itemization of each amount for charges described in § 1026.37(g)(2), the name of the person ultimately receiving the payment or government entity assessing the property tax, provided that the person ultimately receiving the payment need not be disclosed for the disclosure required by § 1026.37(g)(2)(iii) when disclosed pursuant to this paragraph, and the total of all such itemized amounts that are designated borrower paid at or before closing
02/16/2017: A Post Close CD in the loan file reflects the property taxes payee on section F. Condition cleared. Loan will be graded a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.27%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 744; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 21.20 months reserves

300312440	e223fafe-0784-403d-9a11-de057863930e	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The Services Borrower DID NOT SHOP Fee in Section B are subject to 0% variance.  LE dated XX/XX/XXXX reflects a Credit Report Fee of $XX/XX with no resulting COC for any subsequent disclosures.  Final CD dated XX/XX/XXXX reflects a Credit Report Fee of $XX/XX and Title-Recording Fee of $XX/XX for a refund required of $XX.XX.
02/17/2017: A RESPA charge cure of $XX is on the final CD. Condition cleared. The loan will be rated a B.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.27%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 744; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 21.20 months reserves

300312440	80d6140a-93f4-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The Final Closing Disclosure Contact Information section is incomplete. The License Number of the Settlement Agent is missing. A LOE regarding the errors is required as well.		02/16/2017: A Post Close CD in the loan file reflects the license numbers as well as a LOE. Condition cleared. Loan will be graded a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.27%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 744; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 21.20 months reserves

300318723	46a46e40-2cee-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in file.		02/09/2017: A CDA report was provided on 01/18/2017 with a value of $1,450,000.00 and 0.00% variance from the $1,450,000.00 value. Condition cleared.
300318723	06936f22-30ee-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Closing Disclosure / CD Not in File	Missing Initial CD. Disclosure tracking provided in the file reflects Initial CD was ordered and e-signed by both borrowers on XX/XX/XXXX, however there is no copy of this CD in the file.	02/13/2017: see attached	02/13/2017: Audit reviewed initial CD, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
300318723	f0648e9d-7d31-4631-8872-898e2c62cc3f	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflected a Credit Report Fee of $27.00 and there was no resulting CoC for any subsequent disclosures.  The final CD reflects a Credit Report Fee of $28.00.  This fee is in a 0% tolerance section. Lender tolerance cure of $X.XX is required.
02/09/2017: The Final CD provided in the loan file reflects a tolerance cure of $X.XX, which is sufficient. Loan will be rated a B for all agencies.
300318723	91f31048-2cee-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE dated XX/XX/XXXX is missing the lender's e-mail or phone number under the section, Additional Information About This Loan.		02/08/2017: The finding is non material. Loan will be graded a B for all agencies
300319458	1f056115-c495-48f1-8260-5da65d5af43c	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Credit Report Fee reflected in section B of the final Closing Disclosure reflects the fee being reimbursed to the broker and does not reflect the name of the actual payee.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.
02/10/2017: please see attached CD with correct letter and fedex labelPlease see attached CD that was included in the credit package. Please rescind this condition.
02/10/2017: Audit review of revised CD includes payees to all fees in Sections B and E, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'.  02/09/2017:  A Post Close CD provided in the file reflects the payee for the Credit Report.  A letter to the borrower along with proof of delivery were also provided in the file, however they are for a different borrower. Condition remains.02/07/2017:  A Post Close CD provided in the file reflects the payee for the Credit Report.  A letter to the borrower along with proof of delivery were also provided in the file, however they are for a different borrower.  Condition remains.  Loan will be graded a B for all agencies.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.29%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 764; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 11.00 months reserves

300319458	e21c4cb9-82a0-41b9-b6b2-abb98491be30	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E
The transfer tax listed in section E of the final Closing Disclosure does not list the name of the government entity assessing the tax.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.
02/10/2017: please see attached CD with correct letter and fedex labelPlease see attached CD that was included in the credit package. Please rescind this condition.
02/10/2017: Audit review of revised CD includes payee to Transfer Tax Fee in Sections E, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'. 02/09/2017:  A Post Close CD provided in the file reflects the payee for the Transfer Tax.  A letter to the borrower along with proof of delivery were also provided in the file, however they are for a different borrower.  Condition remains.02/07/2017:  A Post Close CD provided in the file reflects the government entity.  A letter to the borrower along with proof of delivery were also provided in the file, however they are for a different borrower.  Condition remains.  Loan will be graded a B for all agencies.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.29%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 764; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 11.00 months reserves

300319458	8bbd369d-3ded-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.	02/08/2017: CDA	02/08/2017: A CDA report reflecting a value $685,000.00, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.29%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 764; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 11.00 months reserves

300319458	d92603eb-5aed-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Hazard Insurance Shortfall
The applicable underwriting guidelines required the subject property to be protected against loss from damage.  The hazard insurance coverage is insufficient. The hazard insurance declaration in file reflects $XXX,XXX in dwelling coverage with 100% replacement cost for total coverage of $XXX,XXX.  The hazard policy does not reflect guaranteed replacement cost and a replacement cost estimator was not provided in the file.  This reflects a $XX,XXX coverage shortfall.
															Please attached cost estimator that was included in the credit package provided. Please rescind the condition.	02/09/2017: Audit reviewed Lender rebuttal and original loan file. Cost estimator was provided in the file and the coverage is sufficient. Condition rescinded.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.29%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 764; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 11.00 months reserves

300319458	45ed97b9-bca6-4315-936a-a529582bde4b	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error
The final Closing Disclosure Contact Information section is incomplete.  The License ID of the Settlement Agent is missing.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.
02/10/2017: please see attached CD with correct letter and fedex label Please see attached CD that was included in the credit package. Please rescind this condition.
02/10/2017: Audit review of revised CD includes contact information required for the Lender, Broker, Real Estate Agents and Settlement Agent. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided.  Loan will be rated a 'B'. 02/09/2017:  A Post Close CD provided in the file reflects the license number for the Settlement Agent.  A letter to the borrower along with proof of delivery were also provided in the file, however they are for a different borrower. Condition remains.02/07/2017:  A Post Close CD provided in the file reflects the License ID of the Settlement Agent.  A letter to the borrower along with proof of delivery were also provided in the file, however they are for a different borrower.  Condition remains.  Loan will be graded a B for all agencies.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.29%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 764; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 11.00 months reserves

300319458	c653d09f-cd47-4817-846c-c61687fdf37b	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX XXXX reflected a Credit Report Fee of $XX.XX and there was no resulting CoC for any subsequent disclosures.  The final CD reflects a Credit Report Fee of $XXX.XX.  This fee is in a 0% tolerance section. Lender tolerance cure of $XX.XX is required.
02/07/2017: The Final CD provided in the loan file reflects a tolerance cure of $XX.XX, which is sufficient. Loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.29%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 764; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 11.00 months reserves

300319458	a1782c7f-5bed-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE dated XX/XX/XXXX is missing the lender's e-mail and phone number under the section, Additional Information About This Loan.		02/07/2017: This finding is not material. Loan will be graded a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.29%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 764; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 11.00 months reserves

300318727	f2ea4160-61f2-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in the loan file.		02/14/2017: A CDA report reflecting a value $900,000 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
300318727	e4eaadef-ccf2-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE is missing the lender’s email and phone number under the section, Additional Information About This Loan.		02/14/2017: This finding is not material. Loan will be graded a B for all agencies.
300318727	074e3a92-639c-4663-9795-f51d41f8b5b3	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflected a Credit Report Fee of $XX.XX and there was no resulting CoC for any subsequent disclosures.  The final CD reflects a Credit Report Fee of $XX.XX.  This fee is in a 0% tolerance section. Lender tolerance cure of $XX.Xxis required.
02/14/2017: The Final CD provided in the loan file reflects a tolerance cure of $XX.XX, which is sufficient. Loan will be rated a B for all agencies.
300318727	22fc5841-cdf2-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	The Final Closing Disclosure, Section F is missing the payee for the taxes. Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.
02/14/2017:  A Post Close CD was provided in the loan file reflecting the payee for the property taxes.  A letter of explanation to the borrower along with proof of delivery was also provided in the file.  Condition Cleared.  Loan will be graded a B for all agencies.

300319455	c5fb0226-92fa-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Missing Evidence of Taxes and Insurance	Evidence of taxes and insurance for property #X on final application not provided.
02/28/2017: The attached mortgage statement shows the taxes are included in the mortgage payment. The property is a XXXXX and attached is the monthly dues statement. Both of these items were included in the credit upload. Please rescind this condition. Thank you.
02/28/2017: Audit concurs with the Lender Rebuttal, condition rescinded.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.30%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 805; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 83.90 months reserves

300319455	b6f50a1e-91e0-429d-821d-97bfa6c50fe0	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Appraisal Fee and Credit Report Fee in section B of the final Closing Disclosure reflect reimbursement to the broker and are missing the name of the payee.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.

02/23/2017:  A Post Close CD was provided in the file reflecting the payees for the Appraisal Fee and the Credit Report.  A letter of explanation to the borrower along with proof of delivery was also provided in the file.  Condition Cleared.  Loan will be graded a B for all agencies.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.30%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 805; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 83.90 months reserves

300319455	264bb4c0-e7f9-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.	02/27/2017: CDA	02/27/2017: A CDA report reflecting a value $910,000 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.30%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 805; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 83.90 months reserves

300319455	16955aa3-e8f9-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
The property taxes in section X of the final Closing Disclosure are missing the government entity.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.

02/23/2017:  A Post Close CD was provided in the file reflecting the government entity for the property taxes.  A letter of explanation to the borrower along with proof of delivery was also provided in the file.  Condition Cleared.  Loan will be graded a B for all agencies.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.30%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 805; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 83.90 months reserves

300319455	04a46dae-e8f9-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE dated 1/11/2017 is missing the lender's e-mail and phone number under the section, Additional Information About This Loan.		02/23/2017: This finding is not material. Loan will be graded a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.30%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 805; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 83.90 months reserves

300320208	ac8f9001-cfee-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE dated XX/XX/XXX, XX/XX/XXX, XX/XX/XXXX are missing required data under Additional Information About This Loan. The lender's email address and phone number are missing		02/09/2017 This is a non material issue. The loan will be rated a B for all agencies.
300320208	9fad3d66-38ee-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.	02/09/2017: CDA	02/09/2017: A CDA report reflecting a value $865,000.00, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
300320208	1e7b9639-cfee-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Credit Report and the Flood Certification Fee on the Final Closing Disclosure reflects the payee as "Reimburse" to the broker and should reflect the actual service provider.  Provide LOE and confirmation of delivery.
02/09/2017 The Post Close CD #X pg #XXX reflects the actual service provider. Loan will be graded a B for all agencies.
300320207	e297c6c0-3dee-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE dated XX/XX/XXXX is missing the lender's e-mail or phone number under the section, Additional Information About This Loan.		02/08/2017: The finding is non material. Loan will be graded a B for all agencies.
300320207	ccca57f4-d4ee-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	The WLSP is missing a detailed list of services which corresponds to the LE for services the borrower is permitted to shop for.		02/09/2017: Audit calculated section B and C fees and are within 10% tolerance for worst case scenario. Loan will be rated a B.
300320207	3ff70383-3dee-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in file.		02/08/2017: A CDA report was provided on 01/26/2017 with a value of $1,100,000.00 and 0.00% variance from the $1,100,000.00 value. Condition cleared.
300331443	20a99304-dcfd-e611-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Missing Documentation	Borrower paid off an auto loan at closing. Evidence account is closed not provided.
03/02/2017: An installment debt doesn’t require proof of being closed. . Our guidelines state: Paying Off Debt to Qualify. Paying off of installment debt to qualify is eligible at or prior to closing. Please rescind this condition
03/02/2017: Audit concurs with the Lender Rebuttal, Condition rescinded.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 66.60%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 743; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 59 months reserves

300331443	00d25377-dcfd-e611-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Missing Mortgage/deed of trust legal description information	Exhibit A to the mortgage (legal description) not provided.	03/02/2017: Attached is the legal that was included with the credit package. It's located on page XX with the security instrument. Please rescind this condition.	03/02/2017: Audit re-analyzed original loan documents, and has determined that the "Exhibit A" was located after the Mortgage on page 66. Condition rescinded.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 66.60%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 743; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 59 months reserves

300331443	e66b6f75-54fd-e611-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
1026.38(g)(2) PREPAIDS. Under the subheading “Prepaids” and in the applicable column as described in paragraph (g) of this section, an itemization of each amount for charges described in § 1026.37(g)(2), the name of the person ultimately receiving the payment or government entity assessing the property tax, provided that the person ultimately receiving the payment need not be disclosed for the disclosure required by § 1026.37(g)(2)(iii) when disclosed pursuant to this paragraph, and the total of all such itemized amounts that are designated borrower paid at or before closing
02/27/2017: A Post Close CD in the loan file reflects the property taxes payee on section X. Condition cleared. Loan will be graded a B for all agencies
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 66.60%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 743; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 59 months reserves

300331443	062db898-52fd-e611-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Credit Report Fee in section B of the Closing Disclosure reflects "reimburse" and does not reflect the name of the payee.		02/27/2017: A Post Close CD in the loan file reflects the license numbers as well as a LOE. Condition cleared. Loan will be graded a B for all agencies
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 66.60%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 743; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 59 months reserves

300331443	a604fbe3-4cfd-e611-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE dated XX/XX/XXXX is missing the lender's e-mail or phone number under the section, Additional Information About This Loan.		02/27/2017: The finding is non material. Loan will be graded a B for all agencies
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 66.60%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 743; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 59 months reserves

300331443	a6a139bd-4cfd-e611-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.	03/01/2017: CDA	03/01/2017: CDA provided reflecting a value of $1,048,000.00 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 66.60%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 743; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 59 months reserves

300322412	97f1ba88-c9f9-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in file.	02/24/2017: CDA	02/24/2017: A CDA report reflecting a value $895,000 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.49%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 793; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 77.20 months reserves

300322412	48185d51-ddf9-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Credit Report Fee and Appraisal Report Fee in section B of the Closing Disclosure reflects "reimburse" and does not reflect the name of the payee.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.

02/23/2017: A Post Close CD in the loan file reflects the Credit Report Fee and Appraisal Report Fee payee.   A letter of explanation to the borrower along with proof of delivery was also provided in the file.  Condition Cleared.  Loan will be graded a B for all agencies.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.49%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 793; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 77.20 months reserves

300322412	dcb6f5ca-e1f9-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing 1008 or Underwriter Approval	The 1008 or Underwriter Approval is missing from the file.	02/27/2017: see attached	02/27/2017: Audit reviewed final 1008, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.49%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 793; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 77.20 months reserves

300322412	f75550f5-ddf9-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
The property taxes in section F of the final Closing Disclosure are missing the government entity. Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.

02/23/2017: A Post Close CD provided in the file reflects government entity for the property taxes.  A letter of explanation to the borrower along with proof of delivery was also provided in the file.  Condition Cleared.  Loan will be graded a B for all agencies.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.49%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 793; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 77.20 months reserves

300322412	74528d76-d6f9-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE dated XX/XX/XXXX is missing the lender's e-mail or phone number under the section, Additional Information About This Loan.		02/23/2017: A finding is non material. Loan will be graded a B for all agencies
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.49%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 793; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 77.20 months reserves

300322726	bd571aa8-9ffa-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Hazard Insurance Shortfall
The applicable underwriting guidelines required the subject property to be protected against loss from damage.  The hazard insurance coverage is insufficient. The hazard insurance declaration in file reflects $XXX,XXX in dwelling coverage with XXX% replacement cost ($XXX,XXX.XX) for total coverage of $XXX,XXX.XX.  The hazard policy does not reflect guaranteed replacement cost and a replacement cost estimator was not provided in the file.  This reflects a $167,252.50 coverage shortfall and therefore a Cost Estimator must be provided.
02/27/2017: see attached
02/27/2017: Audit reviewed the documentation submitted, a statement from the insurance carrier does confirms the coverage amount is at least equal to XXX% of the estimated replacement cost of the home. Coverage is sufficient. Condition cleared.

 LTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 67%; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; Credit report verifies 58 months payment history with no late payments reported; Years in Field Borrower has 9 years in Field

300322726	b99d4192-a0fa-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	The property taxes in section X of the final Closing Disclosure is missing the government entity. Provide a letter of explanation and confirmation of delivery to the borrower.	03/01/2017: see attached
03/01/2017: Audit review of revised CD includes Section F property taxes listing the number of months paid and payee. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided.  Loan will be rated a 'B'.

 LTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 67%; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; Credit report verifies 58 months payment history with no late payments reported; Years in Field Borrower has 9 years in Field

300322726	5b437947-a1fa-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.	02/27/2017: CDA	02/27/2017: A CDA report reflecting a value $1,210,000.00, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
 LTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 67%; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; Credit report verifies 58 months payment history with no late payments reported; Years in Field Borrower has 9 years in Field

300322726	fd44b54e-a3fa-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee was not reflected in section X of the Closing Disclosure despite evidence of a credit report in the file. The Credit Report Fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
03/01/2017: see attached
03/01/2017: Audit review of revised CD reflects Credit Report (Sec B) as "paid by others", Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'.

 LTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 67%; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; Credit report verifies 58 months payment history with no late payments reported; Years in Field Borrower has 9 years in Field

300322726	65068ddc-a0fa-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE is missing the lender's email and phone number section, Additional Information About This Loan.		02/24/2017 - This finding is non-material. Loan will be graded a B for all agencies.
 LTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 67%; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; Credit report verifies 58 months payment history with no late payments reported; Years in Field Borrower has 9 years in Field

300324875	80dcf61a-edfd-e611-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	General Compliance Exception
Final settlement statement in file indicates a cash to close of $XXX,XXX.XX vs the post close CD which reflects a cash to close of $XXX,XXX.XX with a discrepancy of $XX.XX.  Provide explanation for the discrepancy.
03/02/2017: see attached
03/02/2017: Audit compared the Final Settlement Statement and Post Closing CD, and has determined that Final Settlement Statement ($XXX,XXX.XX) and Post Closing CD ($XXX,XXX.XX) reflect the same cash to close. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'.

300324875	401fa247-c7fd-e611-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Credit Report Fee in section B of the Closing Disclosure reflects "reimburse" and does not reflect the name of the payee.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.

02/28/2017: A Post Close CD in the loan file reflects the credit report payee.  A letter of explanation to the borrower along with proof of delivery was also provided in the file.  Condition Cleared.  Loan will be graded a B for all agencies.

300324875	00eb878c-c5fd-e611-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE dated XX/XX/XXXX is missing the lender's e-mail or phone number under the section, Additional Information About This Loan.		02/28/2017: The finding is non material. Loan will be graded a B for all agencies.
300324875	40b97833-c5fd-e611-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.	03/01/2017: CDA	03/01/2017: The CDA provided reflecting a value of $980,000.00 which is a 1.0% variance. Variance within acceptable tolerance. Condition Cleared.
300335912	fb162830-6c93-4c30-8658-364f0c9d92b4	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Affiliated Business Disclosure not provided within 3 business days of application date.	The Affiliated Business Disclosure in the file is dated XX/XX/XXXX which is not within 3 days of the application.
04/10/17: Lender provided evidence of receipt of the affiliated business disclosure and the ABA within 3 days of the application date. Condition cleared. 04/05/17: Documents provided do not clear this condition. Please provide the affiliated business disclosure provided to the borrower within 3 days of the application. Condition Maintained.

300335912	25a8fe15-ec0f-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	Section F of the LE dated XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX indicates prepaids are collected. The number of months collected for the Property Taxes was not completed.		03/23/2017: This finding is not material. Loan will be graded a B for all agencies
300335912	2553e772-ec0f-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Estimated Taxes, Insurance & Assessments section on Loan Estimate not reflected accurately	The Estimated Taxes, Insurance & Assessments section on Loan Estimate dated XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX and 12/07/2016 is missing the explanation HOA for the field Other.		03/23/2017: This finding is not material. Loan will be graded a B for all agencies
300335912	9fb103f6-17e6-4777-88ee-3ec8628159f9	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Title-Florida Statutory Surcharge fee is reflected in section B of the final Closing Disclosure. The borrower shopped for their own title service provider and did not use the provider on the WLSP. The Title-Florida Statutory Surcharge fee should be listed in section C of the CD.

04/04/17: Per Guidelines, the Florida Statutory Surcharge must be disclosed in Section B on the Loan Estimate as a service the borrower cannot shop for. The Florida Statutory Surcharge is an APR impacting fee.

04/05/17: Since the lender is only required to list one service provider per service, regardless if they have multiple preferred providers, they meet the requirement by listing only one provider.  It would be safe to assume that because the lender listed the fee in section B (which is more conservative) it is a preferred provider who was not listed on the WLSP. Condition rescinded.

300335912	45f7a212-eb0f-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.		03/24/2017: CDA provided reflecting a value of $1,115,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300335912	5e1e448f-62be-4425-97ac-fbcaccb00d2c	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing HUD Homeownership Organization Counseling Disclosure	A HUD Homeownership Organization Counseling Disclosure was not provided.		04/05/17: Lender provided the HUD Homeownership Counseling Disclosure along with the agencies dated within 3 days of the application date. Condition cleared.
300335912	ca76a8b1-069b-4887-a10e-8139e5b99d1a	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects a Final Inspection Fee of $XXX Credit Report Fee of $XX.XX no Credit Score Disclosure Mailer Fee or Title-Florida Statutory Surcharge with no resulting COC for any subsequent disclosures. The final CD reflects a Final Inspection Fee of $XXX, Credit Report Fee of XX.XX, Credit Score Disclosure Mailer Fee of $X.XX and Title-Florida Statutory Surcharge of $X.XX resulting in a $XX.XX fund due for cure.  Cure provided per lender credit on final CD.
03/23/2017: Final CD shows a sufficient tolerance cure in the amount of $XX.XX. Loan will be graded a B for all agencies.”
300335910	1d3d7ee8-7973-4c2b-9a48-a59f05dd7bbd	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	HUD Homeownership Counseling Disclosure not provided within 3 days of application	HUD Homeownership Counseling Disclosure is missing from the loan file.		03/02/2017: Received evidence Borrower was provided with the HUD Homeownership Counseling Disclosure within 3 days of application date. Condition cleared.
300335910	b42fd40b-4196-4146-b133-6601343cc797	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Affiliated Business Disclosure not provided within 3 business days of application date.	An Affiliated Business Disclosure was not provided within 3 days of application.		03/02/2017: Received evidence Borrower was provided Affiliated Business Disclosure within 3 days of application date. Condition cleared.
300335910	df9464f7-f8fc-e611-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		03/02/2017: CDA provided reflecting a value of $622,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300335909	f61bad7f-bbfa-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		03/10/2017: CDA provided reflecting a value of $1,100,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300335905	2bf4f155-92fa-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		03/02/2017: CDA provided reflecting a value of $1,123,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300335904	75c6bad7-bd94-428e-9b96-aafb9049b164	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Estimated Taxes,Insurance & Assessments "Other" is checked but no description was provided.	The Estimated Taxes , Insurance & Assessment "Other" is checked but no description was provided on the FINAL CD. This should reflect HOA.		This was corrected on the Post CD.
300335904	1fb280b7-0afd-e611-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	The CDA report is missing from the file.		03/06/2017: CDA provided reflecting a value of $835,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300335904	53dcf512-24fd-e611-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing borrower’s documented Intent to Proceed	The borrower intent to proceed was not documented.		03/07/2017: Received evidence of intent to proceed. Condition cleared.
300335903	3eec2136-03fa-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.
03/06/2017: CDA provided reflecting a value of $592,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.03/01/2017:  Received Collateral DNA.  A CDA report not provided.  Condition remains.

300335903	7f3292c5-0afd-e611-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing borrower’s documented Intent to Proceed	Intent to proceed disclosure was not acknowledged by the Borrower. Please provide Borrower’s documented intent to proceed.		03/01/2017: Received evidence of verbal intent to proceed. Intent may be given verbally, by telephone or through e-mail or fax. Condition cleared.
300335903	1a3873f2-31ce-4a27-8bdd-e84468eb7eaf	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Incorrect rescission model – Same lender refinance requires form H-9	Same lender refinance in which $X,XXX<XX in new money being provided to the Borrower requires form H-9.
03/10/2017:  Rescission period expired.  Condition cleared.03/06/2017:  Received explanation letter, air bill, Closing Disclosure and H-9 Right to Cancel form.  Rescission has been reopened.  Condition will be cleared when rescission period expires.

300335902	8303f580-a5fa-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.		03/10/2017: CDA provided reflecting a value of $1,220,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300335901	38603b0d-f6f9-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		03/02/2017: CDA provided reflecting a value of $580,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 Reserves are higher than guideline minimum 16.65 months PITIA > 6 months required reserves by guidelines. ; Years in Field Borrower in field 18 years. ; Full Documentation The loan was approved using full incoem documentation.

300335901	b828e278-9bfe-e611-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	Section H of the Closing Disclosure dated XX/XX/XXXX is missing Title-Owner's Title Insurance (optional) and the associated fee.		03/01/2017: This item was cured by the final CD dated XX/XX/XXXX. Loan to be rated a B for all agencies.
 Reserves are higher than guideline minimum 16.65 months PITIA > 6 months required reserves by guidelines. ; Years in Field Borrower in field 18 years. ; Full Documentation The loan was approved using full incoem documentation.

300335901	613bd449-9efe-e611-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Documentation	Provide recent mortgage statement for departing residence to confirm PITIA. The statement was not provided.		03/16/2017: Received evidence of PITI. DTI within guidelines. Condition cleared.
 Reserves are higher than guideline minimum 16.65 months PITIA > 6 months required reserves by guidelines. ; Years in Field Borrower in field 18 years. ; Full Documentation The loan was approved using full incoem documentation.

300335900	57f4dde3-4fff-e611-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		03/03/2017: CDA provided reflecting a value of $1,750,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300335897	0d5cffdd-7ad7-4217-b124-88930dbcfe53	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.	The LE XX/XX/XXXX and XX/XX/XXXX reflect a Subordination fee of $XXXXX with no resulting CoC for any subsequent disclosures. The Final CD reflects $XXX.XX resulting in a $XXX.XX refund due for cure.		03/01/2017: Final CD reflects a tolerance cure in the amount of $XXX paid to the borrower for a Subordination Fee. Loan will be graded an A for all agencies except for Fitch with a grade of B.
300335897	a6a628a9-3ffd-e611-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the file.		03/01/2017: CDA provided reflecting a value of $1,460,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300335897	3ea3e733-7250-47ff-9c57-eef8d8732e5c	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Naming Convention in Services Borrower DID NOT SHOP Fee - Section B in C.D. is not consistent	The final CD reflects Tax Service and the LE dated XX/XX/XX and XX/XX/XXXX reflects Title-Tax Service. The naming convention is not consistent.
03/01/2017:  Audit reviewed all Loan Estimates and Closing Disclosures in the original loan file.  All reflect Tax Service in Section B.  The loan estimates and initial Closing Disclosure reflect a fee for Title - Tax Cert and Recording Processing Fee in Section C.  However this fee is not on the final CD.  Condition rescinded.

300335897	e3af2ec1-53f8-475e-9db9-10645fc47dec	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	Missing "valid" WLSP. The WLSP in file does not reflect the wording see section C of LE nor the estimate of title fees listed.	Uploading due diligence response regarding WLSP	03/01/2017: Per Compliance, ok to clear.03/01/2017: Pending Compliance review
300335897	1e7b745d-da6f-4781-a24c-a04420835013	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Incorrect disclosure of Origination Charges - Section A	The Title-Lender Settlement fee of $XXX.XX in section A of the final Closing Disclosure should be in section B.		03/02/2017: Per Compliance, the Lender appropriately placed the settlement fee paid to them in Section A. Condition rescinded.03/01/2017: Pending Compliance review
300335897	5ec3fdbe-2d3d-43bf-8827-57e4ab538d41	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The License Number of the Settlement Agent is missing.
03/03/2017:  Received explanation letter, air bill and post closing CD adding Settlement Agent's NMLS #.  However, the correction was not made within 60 days of consummation.  03/02/2017:  Per Compliance, the Settlement Agent, lender, has a NMLS # and that should be entered in the Settlement Agent column on the CD.  Condition remains.03/01/2017:  Pending Compliance review

300335896	b9d2f959-6036-488b-969a-cb4a8cb23e2e	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Initial LE not provided within 3 standard business days of application	Initial LE not provided within 3 standard business days of application in the file is dated XX/XX/XXXX and the original application date is XX/XX/XXXX.	03/10/2017: DD response
03/10/2017: Audit reviewed the Lender Rebuttal, and has determined that sufficient evidence was provided (via print screen) to reflect subject address entered on XX/XX/XXXX to complete the 6 elements required for RESPA. Initial Application date is XX/XX/XXXX. Condition cleared.

 FICO is higher than guideline minimum 790 FICO score > 720 required; Reserves are higher than guideline minimum 204.8 months PITI reserves > 12 months required; Years on Job Borrower has 5 years employment with same employer

300335896	714258a0-94d3-4ab2-be00-8d00b8f6684d	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	HUD Homeownership Counseling Disclosure not provided within 3 days of application	HUD Homeownership Counseling Disclosure in the file is dated XX/XX/XXXX and the original application date is XX/XX/XXXX .	03/10/2017: DD response
03/10/2017: Audit reviewed the Lender Rebuttal, and has determined that sufficient evidence was provided (via print screen) to reflect subject address entered on XX/XX/XXXX to complete the 6 elements required for RESPA. Initial Application date is XX/XX/XXXX. Condition cleared.

 FICO is higher than guideline minimum 790 FICO score > 720 required; Reserves are higher than guideline minimum 204.8 months PITI reserves > 12 months required; Years on Job Borrower has 5 years employment with same employer

300335896	e1afab27-2800-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Missing W-2	File is missing most recent 2 years W-2s or transcripts of the W-2s.
03/07/2017:  Written verification of employment within 30 days of Note date provided in file.  Per Lender's credit policy guidelines, a full income verification can be used in lieu of W-2s. In addition, Appendix Q does not require W-2s. Condition rescinded.

 FICO is higher than guideline minimum 790 FICO score > 720 required; Reserves are higher than guideline minimum 204.8 months PITI reserves > 12 months required; Years on Job Borrower has 5 years employment with same employer

300335896	e198830a-2a00-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		03/06/2017: CDA provided reflecting a value of $1,360,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 FICO is higher than guideline minimum 790 FICO score > 720 required; Reserves are higher than guideline minimum 204.8 months PITI reserves > 12 months required; Years on Job Borrower has 5 years employment with same employer

300335896	505a0fe7-27de-4939-b618-1abd8b435e20	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Special Information Booklet not provided within 3 business days of application date.	Special Information Booklet in the file is dated XX/XX/XXXX and the original application date is XX/XX/XXXX.	03/10/2017: DD response
03/10/2017: Audit reviewed the Lender Rebuttal, and has determined that sufficient evidence was provided (via print screen) to reflect subject address entered on XX/XX/XXXX to complete the 6 elements required for RESPA. Initial Application date is XX/XX/XXXX. Condition cleared.

 FICO is higher than guideline minimum 790 FICO score > 720 required; Reserves are higher than guideline minimum 204.8 months PITI reserves > 12 months required; Years on Job Borrower has 5 years employment with same employer

300335896	07ab3b91-f898-4189-aeaa-77ddc680b6b4	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Affiliated Business Disclosure not provided within 3 business days of application date.	The Affiliated Business Disclosure in the file is dated XX/XX/XXXX and the original application date is XX/XX/XXXX.	03/10/2017: DD response
03/10/2017: Audit reviewed the Lender Rebuttal, and has determined that sufficient evidence was provided (via print screen) to reflect subject address entered on XX/XX/XXXX to complete the 6 elements required for RESPA. Initial Application date is XX/XX/XXXX. Condition cleared.

 FICO is higher than guideline minimum 790 FICO score > 720 required; Reserves are higher than guideline minimum 204.8 months PITI reserves > 12 months required; Years on Job Borrower has 5 years employment with same employer

300335896	618b395c-2800-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Missing income documentation	File is missing signed, dated individual tax returns with all applicable tax schedules for the most recent two years.
03/07/2017:  Lender's credit policy guidelines allow IRS Transcripts in lieu of tax returns for non self-employed borrower.  Borrower is salaried, Co-borrower is not employed.  No Schedule C or E income reflected on transcripts.  Condition rescinded.

 FICO is higher than guideline minimum 790 FICO score > 720 required; Reserves are higher than guideline minimum 204.8 months PITI reserves > 12 months required; Years on Job Borrower has 5 years employment with same employer

300335896	f20aebab-6d7e-485c-baca-2572e64c1636	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	ECOA Non-Compliant: Appraisal disclosure not provided within 3 days of application.	ECOA Non-Compliant Appraisal disclosure not provided within 3 days of application.	03/10/2017: DD response
03/10/2017: Audit reviewed the Lender Rebuttal, and has determined that sufficient evidence was provided (via print screen) to reflect subject address entered on 11/07/2016 to complete the 6 elements required for RESPA. Initial Application date is 11/07/2017. Condition cleared.

 FICO is higher than guideline minimum 790 FICO score > 720 required; Reserves are higher than guideline minimum 204.8 months PITI reserves > 12 months required; Years on Job Borrower has 5 years employment with same employer

300335896	e4048b42-07ed-42d5-8f59-c6c330bbd0ac	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Total of Payments is not accurate	The final reflected total of payments as $X,XXX,XXX,XX. The actual total of payments is $X,XXX,XXX,XX, an over-disclosure of $XX.XX.		03/10/2017: Audit reviewed TOP, and has determined that Total of Payments (TOP) over disclosure less than $100 is non-material. Loan will be graded a B.
 FICO is higher than guideline minimum 790 FICO score > 720 required; Reserves are higher than guideline minimum 204.8 months PITI reserves > 12 months required; Years on Job Borrower has 5 years employment with same employer

300335896	46ab935f-b1a3-4bc3-9f70-2684c294be94	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Loan Late Charge Parameters Exceeds State Thresholds	$XXX.XX > $XXXX maximum late fee allowed by the State of New York.		03/28/17: Lender is not required to adhere to state guidelines. Condition rescinded.
 FICO is higher than guideline minimum 790 FICO score > 720 required; Reserves are higher than guideline minimum 204.8 months PITI reserves > 12 months required; Years on Job Borrower has 5 years employment with same employer

300335895	c7548842-033d-4ae5-a4c3-ebf59a8dcc1e	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Affiliated Business Disclosure not executed	The Affiliated Business Disclosure was not executed.		03/03/2017: Received executed Affiliated Business Disclosure. Condition cleared.
300335895	d27fb847-5bce-43d5-9ffc-d5ea29d7471d	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Total of Payments is not accurate	The FINAL CD reflected total of payments as $X,XXX,XXX.XX. The Actual is $X,XXX,XXX,XX over disclosure of $XX.XX		03/01/17 - TOP over disclosure <$100. Loan will be graded a B.
300335895	97baa53d-d64a-497a-a6b6-9489957fde14	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Loan Late Charge Parameters Exceeds State Thresholds
Late charge: A lender may collect a late charge on any installment which has become due and remains unpaid for at least 15 days, regardless of the period it remains in default, but it may not exceed and may only be enforced to the extent of 2% of such delinquent installment, if the late charge is provided for in the loan documents.  Late charge on Note reflects 15 days at 5% The Late Charge Parameters Exceeds State Thresholds, The Threshold is $89.26 the Actual is $223.16 a difference of -$133.90.

03/28/17: Lender is not required to adhere to state guidelines.  Condition rescinded.03/06/2017:  The Lender is not listed on the OCC site as a national bank.  Condition remains.03/03/2017:  Pending Compliance review

300335895	82f32062-ddfd-e611-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	THE CDA Reporting is missing from the file.		03/02/2017: CDA provided reflecting a value of $3,300,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300335895	c035ddd7-ddfd-e611-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
The initial CD is incomplete by missing closing and disbursement dates , section A fees are missing, estimated escrows are missing, lender credit is missing, calculating cash to close loan estimate figures are missing, loan calculation TIP and TOP are missing, much of the contact information is missing.
03/03/2017: Add missing items are complete on the post consummation CD. Loan will be rated a B.
300335888	583664c3-a8fe-e611-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.		03/07/2017: CDA provided reflecting a value of $856,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 70%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 21.84%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 786

300335888	01607f1b-c701-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Mortgage
Copy of mortgage provided in file, however please provide one of the following: 1.) Copy of the recorded Mortgage/Deed of Trust 2.) Final title policy with recorded data for Mortgage/Deed of Trust. 3.) Evidence of that the Mortgage/Deed of Trust was required to be sent for recording ie... Statement from the Title Company and/or Closing Agent.
03/15/2017: Received final title policy reflecting recorded mortgage. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 70%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 21.84%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 786

300335888	c1657c1d-c601-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing LOE	The file does not contain a letter of explanation for account(s) in dispute on the credit report.		03/07/2017: Received explanation letter for disputed account. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 70%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 21.84%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 786

300335888	e19e9d02-c101-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	573 - Certification of completion (442) missing	The file does not contain Certification of Completion on form 442 with copies of photos.
03/15/2017:  Audit reviewed the original loan file and located 2 appraisals.  The first appraisal which is "subject to completion" is dated XX/XX/XXXX.  The second appraisal, which is "as is" is dated XX/XX/XXXX.  Completion certificate not required.  Condition rescinded.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 70%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 21.84%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 786

300335885	8dc82567-83f8-4800-a31f-64ee8deb5db9	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	HUD Homeownership Counseling Disclosure not provided within 3 days of application	Missing HUD Homeownership Counseling Disclosure.		03/18/17:Lender provided the HUD Homeownership Counseling Disclosure along with the agencies dated within 3 days of the application date. Condition cleared.			DTI is lower than guideline maximum DTI 25.42 < 43.00% max; FICO is higher than guideline minimum 782 FICO > 720 Min; LTV is lower than guideline maximum 75% LTV < 80.00 % max
300335885	820135b5-ce04-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Evidence of Property Taxes
File is missing verification of tax obligations for the subject property. Lender indicates monthly tax obligation as $X,XXX,XX vs. $X,XXX,XX reflected on appraisal. File only contains verification of ad-valorem taxes for the subject property.
															03/16/2017 (BF) As this is new construction the Underwriter did explain the tax figure calculation which has been provided for convenience.	03/18/17: Lender provided the real estate taxes calculated using the purchase price and millage rate of 20.4251. Condition cleared.			DTI is lower than guideline maximum DTI 25.42 < 43.00% max; FICO is higher than guideline minimum 782 FICO > 720 Min; LTV is lower than guideline maximum 75% LTV < 80.00 % max
300335885	5276eeaa-7afa-49ff-85b0-f8860189a2bb	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	ECOA Non-Compliant: Appraisal disclosure not provided within 3 days of application.	File is missing verification that the Appraisal disclosure was provided to the Borrowers within 3 days of application.		03/18/17: Lender provided the initial LE dated XX/XX/XXXX which is within 3 days of the application date. Condition cleared.			DTI is lower than guideline maximum DTI 25.42 < 43.00% max; FICO is higher than guideline minimum 782 FICO > 720 Min; LTV is lower than guideline maximum 75% LTV < 80.00 % max
300335885	4506cdbe-2b69-4983-97d0-ddc905ba3bfe	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Affiliated Business Disclosure not provided within 3 business days of application date.	The Affiliated Business Disclosure in the file is dated XX/XX/XXXX and the original application date is XX/XX/XXXX.		03/18/17: Lender provided the affiliated business disclosure dated within 3 days of the application date. Condition cleared.			DTI is lower than guideline maximum DTI 25.42 < 43.00% max; FICO is higher than guideline minimum 782 FICO > 720 Min; LTV is lower than guideline maximum 75% LTV < 80.00 % max
300335885	e4a3675d-8d02-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Loan Estimate / LE Not in File	Missing Initial LE dated within 3 days of the XX/XX/XXXX initial application date.		03/18/17: Lender provided the initial LE dated XX/XX/XXXX which is within 3 days of the application date. Condition cleared.			DTI is lower than guideline maximum DTI 25.42 < 43.00% max; FICO is higher than guideline minimum 782 FICO > 720 Min; LTV is lower than guideline maximum 75% LTV < 80.00 % max
300335885	91a8aa0a-0eaf-42af-b5ae-b07a94c8c22b	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $X,XXX,XX a month vs. the calculated value of $X,XXX,XX a month. Unable to determine cause of discrepancy since Transmittal Summary reflects Estimated Taxes, Insurance and Assessments as $X,XXX,XX.
04/04/2017: uploaded dd response
04/04/2017: Audit review of CD Estimated Taxes, Insurance & Assessments section is a non-material grade B, property is new construction and taxes were based on purchase price and millage rate. Loan will be rated a 'B' for all agencies.
DTI is lower than guideline maximum DTI 25.42 < 43.00% max; FICO is higher than guideline minimum 782 FICO > 720 Min; LTV is lower than guideline maximum 75% LTV < 80.00 % max
300335885	58ccc6d9-7aff-e611-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		03/10/2017: CDA provided reflecting a value of $1,000,000 which			DTI is lower than guideline maximum DTI 25.42 < 43.00% max; FICO is higher than guideline minimum 782 FICO > 720 Min; LTV is lower than guideline maximum 75% LTV < 80.00 % max
300335882	386e6dd0-04fe-e611-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	The CDA report is missing from the file.		03/08/2017: CDA provided reflecting a value of $X,XXX,XXX,XX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300335882	7b9dee66-37db-4ff5-b357-77092dbbd1a1	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Total of Payments is not accurate	The Final CD reflects total of payments as $X,XXX,XXX.XX. The actual total of payments is $X,XXX,XXX.XX, an under-disclosure of $253.29.		03/10/17: Under disclosure is considered non material. Loan will be graded a B.
300335882	b8422379-06fe-e611-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	The Flood Insurance in section F is missing the number of months.		The lender provided a POST CD that correct all of the above.
300335882	37f4b2a8-ef05-414c-9e3a-26b0bab2e08b	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Affiliated Business Disclosure not executed	The Affiliated Business Disclosure was not executed.		03/09/17: Lender provided the executed affiliated business disclosure. Condition cleared.
300335882	0ea3ffe9-937d-4e27-a29c-8100773a9629	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final CD is missing the State ID of the settlement Agent.		The lender provided a POST CD that correct all of the above.
300335879	700ed5d1-7d09-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Written Verification of Employment	Co-Borrower #X has XX.XX% ownership in a company. File is missing third party employment verification for Co-Borrower #X XXXXX self-employment income.	04/04/2017: (BF) As no positive income was used from this entity, only using the loss against other positive income, no verification of this business entity was obtained	04/04/2017: Audit reviewed the lender rebuttal and has determined that a VOE for businesses where income was not used to qualify including negative income is not required. Condition cleared.			FICO is higher than guideline minimum 784 FICO score > 720 required; Reserves are higher than guideline minimum 38.3 months PITI reserves > 6 months required; Full Documentation Full documentation
300335879	10c14347-7409-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	Final CD incorrectly reflects a lender credit for an appraisal overcharge in section B vs. section J.		04/03/2017: Audit reviewed loan file, there is no violation.			FICO is higher than guideline minimum 784 FICO score > 720 required; Reserves are higher than guideline minimum 38.3 months PITI reserves > 6 months required; Full Documentation Full documentation
300335879	ddbb2f97-0079-4d3b-84bf-2eb0fabf270b	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing E Consent Disclosure	File contains E-disclosure for Borrower, file is missing E-consent for Co-Borrower and Co-Borrower 2 granting the Lender authorization to provide disclosures electronically.	04/04/2017: uploading e-consent forms
04/04/2017: Audit reviewed "Electronic Disclosures and Consent Agreement", documentation submitted was accepted by co-borrower and co-borrower2 dated XX/XX/XXXX and is deemed acceptable. Condition cleared.
FICO is higher than guideline minimum 784 FICO score > 720 required; Reserves are higher than guideline minimum 38.3 months PITI reserves > 6 months required; Full Documentation Full documentation
300335879	0634b6bd-3588-4f6d-85a5-d2845eb78973	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Missing borrower’s documented Intent to Proceed	File contains Borrower intent to proceed but is missing Intent to proceed documentation for Co-Borrower & Co-Borrower 2. Please provide documented Intent to Proceed for Co-Borrower & Co-Borrower 2.	04/04/2017: uploading due diligence response, unable to locate that an intent to proceed was provided or received by the co-borr and co-borr 2
04/04/2017: Audit consulted with Compliance, and has determined that the “Intent to Proceed” was only required for 1 borrower. Condition rescinded.  04/04/2017: Audit reviewed the Lender Rebuttal, and has determined that the finding carries potential civil liability and will remain EV3. (Escalated to Investor for review)
FICO is higher than guideline minimum 784 FICO score > 720 required; Reserves are higher than guideline minimum 38.3 months PITI reserves > 6 months required; Full Documentation Full documentation
300335879	7b6be1be-6200-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the file.		03/15/2017: CDA provided reflecting a value of $1,420,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.			FICO is higher than guideline minimum 784 FICO score > 720 required; Reserves are higher than guideline minimum 38.3 months PITI reserves > 6 months required; Full Documentation Full documentation
300335878	01dfee34-3d00-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Estimated Taxes, Insurance & Assessments section on Loan Estimate not reflected accurately	The Estimated Taxes, Insurance & Assessments section on Loan Estimate is missing the explanation HOA for the field Other.	03/08/17: Providing copy of final CD reflecting HOA in other description of estimated charges as an LE cannot be corrected	03/09/17: Non material. Loan will be graded a B.
300335878	06fa48d4-d1fa-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	CDA Report missing from loan file.		03/06/2017: CDA provided reflecting a value of $685,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300335878	a2fc38c2-3e00-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Incorrect rescission model – Same lender refinance requires form H-9	Rescission form H-9 is required. The subject is not located in the First, Fourth, Sixth or Eleventh Circuit Courts jurisdiction.		04/11/17: Amended RTC has expired. Loan will be graded a B. 03/30/17: Lender provided the revised RTC H-9 which expires XX/XX/XXXX. Condition maintained.
300335877	bfa373ca-7603-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		03/09/2017: CDA provided reflecting a value of $955,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300335876	9bdf8e07-c9fe-e611-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		03/07/2017: CDA provided reflecting a value of $1,670,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300335875	d8b0f5ed-b5fe-e611-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Missing K-1	Missing two most recent years of K1's from the recipient company on the K1 listed on the SC E of the personal tax returns. . Addition condition may apply after receipt and review of the K1.		03/17/17: Upon further review, LOE in file, and tax return for XXXX is marked final. Condition rescinded.
 FICO is higher than guideline minimum UW Guideline requires FICO of 740, loan qualified with FICO of 781.; No Mortgage Lates UW Guideline require 0x30 days late in the most recent 12 months, credit report verifies 47 months payment history with no late payment reported. ; Reserves are higher than guideline minimum UW Guideline require 6 months reserves,loan qualifies with 40 months reserves.

300335875	dff76cee-bcfe-e611-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing asset documentation	Verification of liquidity and receipt of assets for cash to close was not provided.	Please provide additional detail for this finding, we have verified $XXX,XXX and $XXX,XXX is due at closing. I'm assuming you're saying the statements proving liquidation, see attached.
04/04/2017:  Evidence Borrower liquidated $XXX,XXX.XX provided.  Cash to close $XXX,XXX.XX.  Condition cleared.03/15/17: Statement showing sale of stocks page XXX page XXX  dated XX/XX/XXXX and XX/XX/XXXX does not show borrower name, however the account number is the same. The lender used BOTH for funds for the borrower but they are the same. The Sale of stocks on page XXX only shows what is available for "WD" or cash "purchasing power" but not liquidated. Condition maintained.

 FICO is higher than guideline minimum UW Guideline requires FICO of 740, loan qualified with FICO of 781.; No Mortgage Lates UW Guideline require 0x30 days late in the most recent 12 months, credit report verifies 47 months payment history with no late payment reported. ; Reserves are higher than guideline minimum UW Guideline require 6 months reserves,loan qualifies with 40 months reserves.

300335875	aad33688-3a77-4302-a7ec-603d7ef6cffc	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The Final Closing Disclosure indicated the Estimated Taxes , Insurance, and Assessments as $XXX.XX the Actual is $XXX.XX a difference of $XXX.XX. This is due to the missing HO6 Insurance and the Flood Insurance to calculate within.
04/06/17: Agree with findings. The estimated total monthly payment on Page 1 of the CD is and estimated dollar amount. It is not an exact figure. It indicates escrows are waived for this loan.
04/11/2017: Audit review of missing completed LE/CD Estimated Taxes, Insurance & Assessments section is a non-material grade B. No escrows were collected. An issue would come in if escrows were not disclose at all or a component of the escrow BEING ESTABLISHED were not disclosed.  Loan will be rated a 'B' for all agencies.04/08/17: Condition maintained.

 FICO is higher than guideline minimum UW Guideline requires FICO of 740, loan qualified with FICO of 781.; No Mortgage Lates UW Guideline require 0x30 days late in the most recent 12 months, credit report verifies 47 months payment history with no late payment reported. ; Reserves are higher than guideline minimum UW Guideline require 6 months reserves,loan qualifies with 40 months reserves.

300335875	40324721-aafe-e611-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Missing hazard insurance declaration	The file is missing the HO6 Insurance policy as the Condo Master does not have "Walls In" coverage.	03/15/17: Please see approval from Condo/Coop Team located in file on pp 3 it states that HO-6 is option for this project due to its size.	03/17/17: Upon further review, Condominium Limited Review Status Report states H06 is optional. Condition rescinded.
 FICO is higher than guideline minimum UW Guideline requires FICO of 740, loan qualified with FICO of 781.; No Mortgage Lates UW Guideline require 0x30 days late in the most recent 12 months, credit report verifies 47 months payment history with no late payment reported. ; Reserves are higher than guideline minimum UW Guideline require 6 months reserves,loan qualifies with 40 months reserves.

300335875	43f76621-99fe-e611-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	The CDA report is missing from the file.		03/15/2017: CDA provided reflecting a value of $1,030,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 FICO is higher than guideline minimum UW Guideline requires FICO of 740, loan qualified with FICO of 781.; No Mortgage Lates UW Guideline require 0x30 days late in the most recent 12 months, credit report verifies 47 months payment history with no late payment reported. ; Reserves are higher than guideline minimum UW Guideline require 6 months reserves,loan qualifies with 40 months reserves.

300335875	f895d1a1-b7fe-e611-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Missing Documentation	The Lender did not provide documentation that verified that the business owned by the applicant was sold to another company.	03/15/17: We have a LOX from the borrower and the XXXX 1065 Returns for the business are marked FINAL. This is sufficient documentation.	03/17/17: Upon further review, LOE in file, and tax return for XXXX is marked final. Condition rescinded.
 FICO is higher than guideline minimum UW Guideline requires FICO of 740, loan qualified with FICO of 781.; No Mortgage Lates UW Guideline require 0x30 days late in the most recent 12 months, credit report verifies 47 months payment history with no late payment reported. ; Reserves are higher than guideline minimum UW Guideline require 6 months reserves,loan qualifies with 40 months reserves.

300335874	e2a79b1d-8602-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the file.		03/07/2017: CDA provided reflecting a value of $1,395,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300335872	455737ec-6fdf-4169-b357-e4291aa33d31	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure reflects Estimated Taxes, Insurance and Assessments as $XXXX.XX vs. the calculated value of $XXX.XX. Lender used the incorrect amount of $XXX.XX for flood insurance which is included in the HOA.
03/06/2017: Finding is non-material and loan will be rated a B for all agencies.
300335872	1678b2cd-03fa-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file.		03/03/2017: CDA provided reflecting a value of $830,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300205373	e597335e-2f84-e611-98c2-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing HUD-1 From Sale of Previous Property	The loan file is missing a final executed HUD or closing statement for the Xnd property reflected on the final loan application.	10/03/2016: HUD1
10/03/2016: Audit reviewed True Certified copy of the final ALTA Settlement Statement for Xnd property on final 1003, and has determined that documentation submitted is deemed acceptable. Condition cleared.

 CLTV is lower than guideline maximum UW Guides maximum CLTV is 80%, loan qualified with CLTV of 67.83%; No Mortgage Lates UW Guides require 0x 30 days late in the most recent 12 months; credit report verifies 48 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 13.60 months reserves

300205373	248309ab-2d84-e611-98c2-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Title-Notary Fee in section B of the final Closing Disclosure is missing the name of the service provider. Please note that a letter of explanation to the borrower must also be issued.	10/04/2016: Post-Consummate CD
10/06/2016: Audit reviewed revised CD, Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated a Fitch 'B'. Condition cleared.10/04/2016: Audit review of revised CD includes payee to Notary fee in Sections C, and documentation submitted is deemed acceptable. However, MISSING the Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification. Condition remains.

 CLTV is lower than guideline maximum UW Guides maximum CLTV is 80%, loan qualified with CLTV of 67.83%; No Mortgage Lates UW Guides require 0x 30 days late in the most recent 12 months; credit report verifies 48 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 13.60 months reserves

300205373	c1231e79-d084-e611-98c2-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing copy of title
Missing copy of the prelim title for $X,XXX,XXX.XX(Prelim in file does not reflect the amount of the insurance. Lender requires that initial title report correctly reflects the information that will ultimately be on the title policy.)
															10/06/2016: Final Title Policy	10/06/2016: Audit review of Final Title Policy reflects recorded mortgage information, as well as the correct amount of insurance, documentation submitted is deemed acceptable, condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV is 80%, loan qualified with CLTV of 67.83%; No Mortgage Lates UW Guides require 0x 30 days late in the most recent 12 months; credit report verifies 48 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 13.60 months reserves

300205373	4098fdb1-af8e-4171-a56f-10459a97509b	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure. If the lender is not affiliated with any other businesses, please provide an attestation stating such.	10/04/2016: Attestation	10/04/2016: Audit review of lender attestation statement regarding no Affiliated Businesses is deemed acceptable, condition cleared
 CLTV is lower than guideline maximum UW Guides maximum CLTV is 80%, loan qualified with CLTV of 67.83%; No Mortgage Lates UW Guides require 0x 30 days late in the most recent 12 months; credit report verifies 48 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 13.60 months reserves

300205373	37ba0b13-3084-e611-98c2-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing income documentation	Missing paystub for the co-borrower showing she has returned to work.	10/03/2016: Please waive. Guidelines do not state that a paystub is required confirming that the borrower returned to work
10/03/2016: Audit reviewed the Lender Rebuttal, and has determined that an employment letter was included within the file with date returning to work two weeks AFTER closing. Therefore, no paystub would be available at the time of closing. Condition cleared.

 CLTV is lower than guideline maximum UW Guides maximum CLTV is 80%, loan qualified with CLTV of 67.83%; No Mortgage Lates UW Guides require 0x 30 days late in the most recent 12 months; credit report verifies 48 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 13.60 months reserves

300205373	0b210578-2e84-e611-98c2-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	B	B	CB	B	B	Credit	Missing verbal verification of employment	The VVOE's for both Borrowers were not obtained within 10 days of note date.	10/03/2016: Final VVOE's for both borrowers
10/03/2016: Audit acknowledges that the WVOE's, dated XX/XX/XXXX(borrower) and XX/XX/XXXX(Co-borrower), documentation submitted was not within 10 days prior to the Note date, however a verbal verification of employment was also provided dated AFTER the Note date for both borrowers.  Loan will be rated a B.

 CLTV is lower than guideline maximum UW Guides maximum CLTV is 80%, loan qualified with CLTV of 67.83%; No Mortgage Lates UW Guides require 0x 30 days late in the most recent 12 months; credit report verifies 48 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 13.60 months reserves

300205373	ada1b7db-2e84-e611-98c2-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Documentation	Missing letter for 100% access to account number 1 reflected on the final loan application.	10/03/2016: 100% Access Letter	10/03/2016: Audit reviewed Access Letter, and has determined that it did not include the bank account on page 331. However, reserves are sufficient without the use of these funds. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV is 80%, loan qualified with CLTV of 67.83%; No Mortgage Lates UW Guides require 0x 30 days late in the most recent 12 months; credit report verifies 48 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 13.60 months reserves

300205373	bea3917b-2d84-e611-98c2-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		09/26/2016: CDA reflecting a value of $1,725,000 which is a 0.0% variance. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV is 80%, loan qualified with CLTV of 67.83%; No Mortgage Lates UW Guides require 0x 30 days late in the most recent 12 months; credit report verifies 48 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 13.60 months reserves

300199689	2cdedb6a-7d77-4b64-8422-f1a71d874567	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error
Information required for CD “Contact Information” section not completed, or completed in errorThe final Closing Disclosure Contact Information section is incomplete.  The State License ID of the Lender Contact is missing.  The NMLS ID of the Settlement Agent is missing.  The NMLS ID and State License ID of the Settlement Agent Contact are missing.
08/25/2016: CD
08/25/2016: Audit review of revised CD includes all contact information required for the Lender and Settlement Agent. Notification of the error (i.e., the letter to borrower) and lender stated documents were sent postal therefore no tracking available. Loan will be rated a 'B'. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.18%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 776; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 92.70 months reserves

300199689	7f807500-345e-e611-b595-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing verbal verification of employment	The Verbal Verification of Employment for the coborrower dated within 10 days of the Note date is missing from the file.	08/25/2016: voe	08/25/2016: Audit reviewed co-borrower VOE, and has determined that the documentation was dated within 10 days of the Note date. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.18%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 776; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 92.70 months reserves

300199689	591e3516-345e-e611-b595-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		08/11/2016: CDA provided reflecting a value of $644,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.18%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 776; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 92.70 months reserves

300199689	e9b5ff14-bdd4-47d2-9b61-28ac4fb94783	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	The Affiliated Business Disclosure is missing from the file.	08/25/2016: ABA LOX	08/25/2016: Audit review of lender attestation statement regarding no Affiliated Businesses is deemed acceptable, condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.18%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 776; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 92.70 months reserves

300335868	e0c2194d-b002-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided		03/08/2017: CDA provided reflecting a value of $975,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300335866	22d0c9fa-300e-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the file.		03/22/2017: CDA provided reflecting a value of $2,225,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 FICO is higher than guideline minimum UW guides require FICO of 720; loan qualified with FICO of 802; Reserves are higher than guideline minimum UW guides require 12 months reserves/ loan qualified with 18.97 months reserves; Years on Job Borrower has 36 years on job

300335866	426a6310-310e-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Hazard Insurance Shortfall	The Hazard Insurance coverage was inadequate. It was $XX,XXX less than the required coverage.		03/27/17: Replacement cost estimator provided from the insurance company showing sufficient coverage. Condition cleared.
 FICO is higher than guideline minimum UW guides require FICO of 720; loan qualified with FICO of 802; Reserves are higher than guideline minimum UW guides require 12 months reserves/ loan qualified with 18.97 months reserves; Years on Job Borrower has 36 years on job

300335862	32993e01-4f03-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided		03/08/2017: CDA provided reflecting a value of $1,375,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300335862	84b010fb-0aab-42c6-b260-9e880d8145ea	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Loan Late Charge Parameters Exceeds State Thresholds	Loan late charge is X%; exceeding the NY State allowable of X%.		03/28/17: Lender is not required to adhere to state guidelines. Condition rescinded.
300335860	d34330fd-bd2a-467d-8a1b-6232dbf5107f	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure dated XX/XX/XXXX indicates the Estimated Taxes, Insurance and Assessments as $X,XXX.XX a month vs. the calculated value of $X,XXX.XX a month. The lender hazard insurance $XXX.XX.

04/11/2017: Audit review of missing completed LE/CD Estimated Taxes, Insurance & Assessments section is a non-material grade B. No escrows were collected. An issue would come in if escrows were not disclose at all or a component of the escrow BEING ESTABLISHED were not disclosed.  Loan will be rated a 'B' for all agencies.03/30/17: Lender provided the corrected CD and LOE to the borrower, however not within 60 days of consummation.  Clerical Errors: Reg Z Non-Numeric Clerical error Cure within 60 days of consummation, 1026.19(f)(2)(iv).  Condition maintained.

300335860	58465dd1-a0fe-e611-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	Loan Estimates dated XX/XX/XXXX and XX/XX/XXXX do not reflect an accurate description of what the "Other" non-escrowed monthly fee is.		03/17/2017: Non material finding. Loan will be rated a B.
300335860	b8992e1f-a1fe-e611-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	ECOA Non-Compliant: Appraisal not provided in timely manner.	The file is missing a copy of the executed appraisal waiver form or proof that the appraisal was delivered to the borrower 3 days before closing.		03/17/2017: Appraisal disclosure is provided on the LE, which is within 3 days of the application date. Condition rescinded.
300335860	b59a6442-6479-40f6-809f-18c634e52712	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Loan Late Charge Parameters Exceeds State Thresholds	$XXX.XX> $XX.XX maximum late fee allowed by the State of NY. Difference of -$XX.XX.		03/28/17: Lender is not required to adhere to state guidelines. Condition rescinded.
300335860	4795282e-82fe-e611-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file		03/08/2017: CDA provided reflecting a value of $855,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300335859	a20ba744-2100-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		03/06/2017: CDA provided reflecting a value of $1,000,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300335859	cea72772-d821-4a1f-8906-ec2ab07b738f	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Loan Late Charge Parameters Exceeds State Thresholds	$XXX.XX> $XX.XX maximum late fee allowed by the State of New York.		03/28/17: Lender is not required to adhere to state guidelines. Condition rescinded.
300335858	d2138032-1e0f-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.		03/23/2017: CDA provided reflecting a value of $1,770,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300335856	d6244fa5-d023-4436-a230-fbff07bdb48d	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
Post-Closing CD reflects Estimated Taxes, Insurance & Assessments totaling $XXX.XX vs. $XXX.XX reflected on CD issued at consummation and disclosed on final loan application. It appears that the Lender included $XX.XX monthly tax obligations when the file does not contain any verification of taxes and file does not contain any changed circumstance form disclosing the increased tax obligation.

04/03/17:  Agree with findings. The Post Consummation CD included the taxes in the amount of $XX.XX per month on this Non Escrowed loan. The Estimated Taxes, Insurance & Assessments are estimates only and are subject to change. This loan was approved including the taxes.
04/05/17: Non material. Loan will be graded a B.
300335856	32513573-120f-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		03/27/2017: CDA provided reflecting a value of $750,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300335856	639fb04b-9ed8-4faa-9a53-c66979b83f92	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects an Appraisal Report Fee of $XXX.XX with no resulting change of circumstance for any subsequent disclosures. The initial and final CD reflects an Appraisal Report Fee of $XXX.XX resulting in a $XX.XX refund due for cure. Cure provided per lender credit on final CD.
3/23/2017: Final CD shows a sufficient tolerance cure in the amount of $XX.XX. Loan will be graded a B for all agencies.
300335855	02abaf1b-4200-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		03/13/2017: CDA provided reflecting a value of $1,200,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300335855	fc6c824d-5727-49a4-94de-b774365bf223	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Loan Late Charge Parameters Exceeds State Thresholds	$XXX.XX> $XX.XX maximum late fee allowed by the State of NY.		03/28/17: Lender is not required to adhere to state guidelines. Condition rescinded.
300335854	ecf926de-e5fd-e611-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		03/02/2017: CDA provided reflecting a value of $690000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300335853	5bff2cf1-df5b-4484-b9de-51979b298595	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.	The initial LE reflects an appraisal fee of $XXX.XX with no resulting CoC for any subsequent disclosures. The final CD reflects an appraisal of $XXX.XX resulting in a $XX.XX refund due for cure.		03/08/2017: There was a lender credit list on the Final CD to cover this overage.
300335853	3edf7346-8402-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		03/09/2017: CDA provided reflecting a value of $950,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300335850	2ab407f6-d104-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.		03/13/2017: CDA provided reflecting a value of $1,550,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with CLTV of 58.06%; Years in Field Borrower has 12 years in field; Years in Primary Residence Borrower has resided in subject for 8 years; Years on Job Borrower has 6 years on job

300335850	66669ead-031d-404d-aa6a-35b4c61b7907	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Loan Late Charge Parameters Exceeds State Thresholds	X% late charge > X% permitted for the State of New York.		03/28/17: Lender is not required to adhere to state guidelines. Condition rescinded.
 LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with CLTV of 58.06%; Years in Field Borrower has 12 years in field; Years in Primary Residence Borrower has resided in subject for 8 years; Years on Job Borrower has 6 years on job

300335850	166333c6-eb04-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	DTI Exceeds Guidelines
DTI of XX.XX% > max DTI of XXX%. Difference appears to be in calculation of property taxes for subject property.  Tax search in file reflects $XX,XXX,XX or $XXX.XX monthly which matches taxes reflected on page 1 of final CD under Estimated Taxes, Insurance and Assessments. In addition, final loan application reflects $XXX.XX . Lender used $XX.XX A DTI less than XX% is required in order to be classified as a Qualified Mortgage.

03/20/2017 (BF) I received documents from the closing attorney, who received it from the title co. It is the tax abatement info which is attached to the unit, not the owner. The document reflects the address as an AKA for the subject address – it is also reflected on the condo master insurance docs.03/14/2017 (BF) The Underwriter stated the tax figure used was confirmed with the closing dept. Page 1 of the tax cert shows the full tax is $924.18 per month ($11,090 for the year), but page 2 reflects the J51 Tax Abatement. Quarterly taxes are $892.02 less abatement of $604.81 = 287.21 x 4 = $1148.84 / 12 months = $95.74 per month. The Underwriter confirmed the abatement applies and that is the figure to be used

03/23/16 :Lender's explanation with respect to the application of the Tax Abatement is acceptable. Condition cleared. 03/22/17: Sent to counsel for review. 03/15/2017:  Please provide evidence Seller's exemptions will transfer to borrower.  Condition remains.

 LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with CLTV of 58.06%; Years in Field Borrower has 12 years in field; Years in Primary Residence Borrower has resided in subject for 8 years; Years on Job Borrower has 6 years on job

300335850	22ac5764-d004-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The transfer tax listed in section E of the final Closing Disclosure does not list the name of the government entity assessing the tax. Cure provided on post closing CD.		03/09/2017: This finding is not material. Loan will be graded a B for all agencies.
 LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with CLTV of 58.06%; Years in Field Borrower has 12 years in field; Years in Primary Residence Borrower has resided in subject for 8 years; Years on Job Borrower has 6 years on job

300335847	96505d7c-8310-40a1-ae9f-2fba9e2433a0	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	CD Document does not match actual calculated values for Estimated Total Monthly Payment
The final Closing Disclosure dated XX/XX/XXXX does not match actual calculated values for Estimated Total Monthly Payment. The CD shows the payment amount as  Years 1 - 30 $XXXX.XX include the amounts of P&I , MI , Estimated Escrow & Estimated Total, the calculated payment amount is Years 1 - 30  $XXXX.XX. The lender did not include the Estimated Escrow amount of $XX.XX difference between CD and actual.
															03/08/2017: uploading due diligence response and closing disclosure dated XX/XX/XXXX	03/08/2017: Audit re-analyzed monthly payment amounts, and has determined that actual amounts matches the final CD. Condition cleared.
300335847	31f688bd-13a6-4682-a3e4-ac612480421b	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Loan Estimate / LE Not in File	Missing loan estimate	03/08/2017: uploading loan estimate	03/08/2017: Audit reviewed Loan Estimate dated XX/XX/XXXX and has determined that the documentation submitted is deemed acceptable. Condition cleared.
300335847	e72989b5-38fc-4d5b-8497-9432550bc0b5	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	CD Document does not match actual calculated values for Estimated Escrow
The final Closing Disclosure dated XX/XX/XXXX does not match actual calculated values for Estimated Escrow in the Projected Payments section. The borrower is escrowing for taxes and insurance and the calculated escrow payment should be $XXX.XX.
															03/08/2017: uploading final closing disclosure showing escrows in the amount of $XXX.XX	03/08/2017: Audit re-analyzed escrow amounts, and has determined that actual amounts match the final CD. Condition cleared.
300335847	c11ec2a1-4800-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		03/13/2017: CDA provided reflecting a value of $1,050,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300335847	51748647-42cb-4463-9c7f-fcd62893b54b	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Loan Late Charge Parameters Exceeds State Thresholds	X% > X% maximum late fee allowed by the State of New York.	03/08/2017: uploading due diligence response
03/28/17: Lender is not required to adhere to state guidelines.  Condition rescinded.03/08/2017: Audit reviewed the Lender Rebuttal, and has determined that the Lender is not listed on the OCC site as a national bank. Condition remains.

300335846	b010bb67-9aac-4c93-97fd-634ad01d1547	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	ECOA Non-Compliant: Appraisal disclosure not provided within 3 days of application.	Appraisal disclosure not provided within 3 business days of application date.		03/17/2017: Evidence Borrower was provided with the Appraisal Disclosure within 3 days of application date is in the original loan file. Condition rescinded
300335846	4309329f-23b5-4e12-9786-5488982d122f	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Finance Charge under disclosed (Exceeds $100 variance/threshold) for Purchase Transactions	Finance charge under disclosed CD $ XXX,XXX.XX vs actual $ XXX,XXX.XX difference $ XXX.XX Exceeds $100 threshold.		03/17/2017: Audit recalculated finance charges. Loan passes compliance testing. Condition rescinded.
300335846	205aada8-1f4d-4f80-a70f-64be7c2eae8e	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Loan Late Charge Parameters Exceeds State Thresholds	Per the State of NY, maximum late charge threshold is $XX.XX versus the late charge amount of $XXX.XX		03/28/17: Lender is not required to adhere to state guidelines. Condition rescinded.
300335846	57ba5ce9-9428-4cda-8ddc-5b3194625ef2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Amount Financed over disclosed (Exceeds $100 variance/threshold) for Purchase Transactions	Amount financed over disclosed CD $ XXX,XXX.XX vs actual $XXX,XXX.XX difference $ XXX.XX exceeds $100 threshold.		03/17/2017: Audit recalculated finance charges. Loan passes compliance testing. Condition rescinded.
300335846	b8001c53-befe-e611-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Missing CDA		03/13/2017: CDA provided reflecting a value of $750,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300335845	a9b85e6c-3e04-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to obtain Condo Questionnaire	Condo Questionnaire is not provided.
03/29/17: Condo. Questionnaire provided. Condition cleared. 03/17/17: Lender provided the condominium full review project status report. Please provide the condominium questionnaire. Condition maintained.
FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 765.; Years in Primary Residence 5 years in primary residence. ; Years on Job 7 years on job.
300335845	71992dbe-ce97-4913-b852-fe58fee3d3f6	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Loan Late Charge Parameters Exceeds State Thresholds	Late charge is X% >% max for MA.		03/28/17: Lender is not required to adhere to state guidelines. Condition rescinded.			FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 765.; Years in Primary Residence 5 years in primary residence. ; Years on Job 7 years on job.
300335845	263fe010-3f04-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA was not provided.		03/10/2017: CDA provided reflecting a value of $850,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.			FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 765.; Years in Primary Residence 5 years in primary residence. ; Years on Job 7 years on job.
300335843	37338e0c-49ff-e611-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		03/10/2017: CDA provided reflecting a value of $787,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300335840	3905ad69-d731-4db8-ab06-19b429000343	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Total of Payments is not accurate	The CD reflected total of payments as $XXX,XXX.XX The actual total of payments is $XXX,XXX.XX, an over-disclosure of $XX.XX.
03/29/17: Lender allows TOP over-disclosures less than or equal to 1% of the loan amount to be considered non-material. Condition acknowledged. Audit reviewed TOP, and has determined that Total of Payments (TOP) over disclosure less than $100 is non-material. Loan will be graded a B.

300335840	e23c37f5-410e-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in the file.		03/22/2017: CDA provided reflecting a value of $548,600 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300335836	a608aa6e-d7f2-4a80-adc2-d782b0e351f8	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Total of Payments is not accurate	The Final CD reflected total of payments as $XXX,XXX,XX The actual total of payments is $XXX,XXX.XX. an under-disclosure of $XX.XX.		03/08/2016: A Post Closing CD provided in the loan file reflects the correction. Loan will be rated a B for all agencies.
300335836	351ec8bb-3419-4edb-b4d5-b73aaa7bc95a	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Loan Late Charge Parameters Exceeds State Thresholds	X% >X% maximum late fee allowed by the State of Massachusetts.		03/28/17: Lender is not required to adhere to state guidelines. Condition rescinded.
300335836	c532910f-f1d7-48fd-82ab-ac79fda0b64a	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	Appraisal fee on the Final CD was disclosed as $XX paid at closing and $XXX before closing. Actual total appraisal amount should reflect a total of $XX with a (-$XX) at closing.		03/08/2016: A Post Closing CD provided in the loan file reflects the correction. Loan will be rated a B for all agencies.
300335836	3f279555-8a03-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	The CDA report is missing from the file.		03/09/2017: CDA provided reflecting a value of $660,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300335832	cec20822-a105-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		03/14/2017: CDA provided reflecting a value of $825,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300335832	7b529baf-43ec-4c9b-a0f0-e7bde9767065	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Incorrect rescission model – Same lender refinance requires form H-9	The Lender utilized an incorrect ROR form (H8) for a Same Lender Refinance.
3/22/2017: Audit received letter of explanation, evidence of shipping and right to cancel on the correct H-9 form. The loan is out of the rescission period. Loan will be rated a Fitch B. Condition cleared. 3/16/2017: Letter of explanation, evidence of shipping and right to cancel on the correct H-9 form was provided. The condition will be cleared once the rescission period has ended. Condition remains.

300335831	29972b42-c819-40ff-af36-92c01f087ed9	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Loan Estimate / LE Not in File	Initial LE is not provided.		03/20/3017: Received initial LE. Compliance testing complete. Condition cleared.			FICO is higher than guideline minimum UW guides require a FICO of 720, loan qualified with a FICO of 748.; Years in Primary Residence 3 years in primary residence.; Years on Job 6 years on job.
300335831	6b284e38-e060-4c12-b4fa-399178f9f29a	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Affiliated Business Disclosure not provided within 3 business days of application date.	Affiliated Business Disclosure is dated at closing which is not within 3 days of the XX/XX/XXXX initial application date.		03/20/2017: Received evidence Borrower was provided with the Appraisal Disclosure within 3 days of application date. Condition cleared.			FICO is higher than guideline minimum UW guides require a FICO of 720, loan qualified with a FICO of 748.; Years in Primary Residence 3 years in primary residence.; Years on Job 6 years on job.
300335831	49ea4edb-4433-4ceb-8fa7-08eb08569890	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)	Evidence of borrower's receipt of initial CD 3 days prior to consummation was not provided. When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met.		03/20/2017: Received evidence initial CD was received 3 days prior to note date. Timing requirement met. Condition cleared.			FICO is higher than guideline minimum UW guides require a FICO of 720, loan qualified with a FICO of 748.; Years in Primary Residence 3 years in primary residence.; Years on Job 6 years on job.
300335831	37d202ec-0508-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.		03/15/2017: CDA provided reflecting a value of $930,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.			FICO is higher than guideline minimum UW guides require a FICO of 720, loan qualified with a FICO of 748.; Years in Primary Residence 3 years in primary residence.; Years on Job 6 years on job.
300335831	5b17a9e1-0408-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Rate Lock Agreement	Rate lock agreement is not provided.		03/20/2017: Received rate lock agreement. Condition cleared.			FICO is higher than guideline minimum UW guides require a FICO of 720, loan qualified with a FICO of 748.; Years in Primary Residence 3 years in primary residence.; Years on Job 6 years on job.
300335831	f8556618-0508-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Incorrect disclosure of DID SHOP Fee (Section C)
All Title fees are reflected in section C of the final Closing Disclosure. The borrower selected a service provider listed on the WLSP for all title fees. All Title fees should be listed in section B of the CD.
03/14/17: The title fees are correctly listed under section C of the CD as the borrower used XXXXXX title company, lender had listed XXXXXXXX title company.
03/27/17: Since the lender is only required to list one service provider per service, regardless if they have multiple preferred providers, they meet the requirement by listing only one provider.  It would be safe to assume that because the lender listed the fee in section B (which is more conservative) it is a preferred provider who was not listed on the WLSP. Condition rescinded.
FICO is higher than guideline minimum UW guides require a FICO of 720, loan qualified with a FICO of 748.; Years in Primary Residence 3 years in primary residence.; Years on Job 6 years on job.
300335831	63e29601-d266-4e69-8249-8debb340d4eb	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	HUD Homeownership Counseling Disclosure not provided within 3 days of application	HUD Homeownership Counseling Disclosure is not provided.		03/20/2017: Received evidence Borrower was provided with the HUD Homeownership Counseling Disclosure within 3 days of application date. Condition cleared.			FICO is higher than guideline minimum UW guides require a FICO of 720, loan qualified with a FICO of 748.; Years in Primary Residence 3 years in primary residence.; Years on Job 6 years on job.
300335831	f76de5a0-0308-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to obtain Condo Questionnaire	Condo Questionnaire is not provided.	03/22/17: Lender has a condo review team that approves projects outside of credit. Attached is their approval.
03/23/17: Guidelines require Condo. projects receive a full review; a limited review is ineligible. Previously approved condominium, PUD or co-op projects are often no longer viable if properties from within the project are being sold at auction. Condition cleared.
FICO is higher than guideline minimum UW guides require a FICO of 720, loan qualified with a FICO of 748.; Years in Primary Residence 3 years in primary residence.; Years on Job 6 years on job.
300335830	6264dda6-ac1f-486b-92b3-8949315c4a46	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	ECOA Non-Compliant: Appraisal disclosure not provided within 3 days of application.	File is missing verification that the Appraisal disclosure was provided to the Borrower within 3 days of XX/XX/XXXX application.		03/17/17: Appraisal disclosure provided within 3 day of the application date. Condition cleared.
300335830	cef4a6b7-391d-4f87-ad4b-9acb2bab7a03	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure dated indicates the Estimated Taxes, Insurance and Assessments as $XXXX.XX a month vs the calculated value of $XXXX.XX a month. The lender did not include the hazard insurance $XX.XX.
															03/15/17: Uploaded response regarding taxes, insurance & hoa with snippet of 1008.	03/17/17: Non material. Loan will be graded a B.
300335830	342757ee-45db-473f-8322-57c3db7407a1	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Initial LE not provided within 3 standard business days of application	File is missing initial Loan Estimate and evidence rate was locked.		03/17/17: Lender provided the initial LE. Condition cleared.
300335830	6dacadff-2a62-4985-8ae2-ce98b3b5de36	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing HUD Homeownership Organization Counseling Disclosure	HUD Homeownership Counseling Disclosure not in file.		03/17/17: Lender provided the HUD Homeownership Organization Counseling Disclosure and list of agencies provided to the borrower within 3 days of the application. Condition cleared.
300335830	ab443ba5-1905-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		03/13/2017: CDA provided reflecting a value of $621,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300335830	d6517df1-bbc4-42ae-89ad-ac9af2865454	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Affiliated Business Disclosure not provided within 3 business days of application date.	Affiliated Business Disclosure dated XX/XX/XXXX was not provided to the Borrower within 3 days of the XX/XX/XXXX initial application date.		03/17/17: Lender provided the Affiliated Business Disclosure dated within 3 days of the application. Condition cleared.
300335830	41f514ba-d969-43b1-b6a4-d8c503af1702	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)
Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation, when factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met.
03/17/17: Lender provided the initial LE. Condition cleared.
300335830	de7de6de-bbb7-4dc8-aa8d-b85fddda433f	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Initial LE not provided at least 7 days prior to consummation	(Added 03/17/17): The last LE reflects a Date Issued of XX/XX/XXXX. Mailbox Rule/Presumed Receipt is applied and borrower was not in receipt of the LE 7 specific business days prior to consummation.	03/24/17: According to the disclosure tracking timeline below, there was no LE sent to the borrower on XX/XX/XXXX. We are providing the eDisclosure documents below for your convenience.	03/27/17: Upon further review of the lender's disclosure tracking, an LE was not issued on XX/XX/XXXX. Condition rescinded.
300335830	2d7dd84a-bb05-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Rate Lock Agreement	Missing rate lock agreement.		03/17/17: Lender provided the rate lock agreement. Condition cleared.
300335826	0aef12b4-fb04-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.		03/13/2017: CDA provided reflecting a value of $587,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300335817	6f4f9b19-5c03-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.		03/09/2017: CDA provided reflecting a value of $735,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300335817	468ac25f-2a04-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Insufficient Credit Score	Lender approved exception client to review: DTI of XX% exceeds maximum allowed by lender guidelines.
03/09/2017:  Audit reviewed file.  Borrower requested an exception to increase the loan amount which would have resulted in a DTI > XX%.  The exception request was declined and the loan closed with a lower loan amount and DTI < XX%.  No violation.  Condition rescinded.

300335816	8237b2db-32bb-484c-ab12-1a9955d34431	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Estimated Taxes,Insurance & Assessments "Other" is checked but no description was provided.	The CD is missing the Description of Other.
04/08/17:  Lender provided the corrected CD and LOE to the borrower within XX days of consummation. Loan will be graded a B.03/17/17: LOE to borrower provided. However missing the post close CD. Condition maintained.

 Disposable Income is higher than guideline minimum The Borrower has $5,239.92 in disposable income.; No Mortgage Lates The Borrower has no Mortgage Lates; Reserves are higher than guideline minimum The Borrower has 31 mos of reserves > than 12 months reserves required.

300335816	4f7a67ec-cb08-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Missing Changed Circumstance form	Missing corresponding COC for CD as the Final Inspection, Appraisal and Recording fees has increased. The file is missing evidence of a valid change of circumstance.	03/17/17: A valid changed circumstance was not provided to the borrower. The applied tolerance cure screen is below and the final CD reflects reflects the cure	03/17/17: Cured post close. Loan will be graded a B.
 Disposable Income is higher than guideline minimum The Borrower has $5,239.92 in disposable income.; No Mortgage Lates The Borrower has no Mortgage Lates; Reserves are higher than guideline minimum The Borrower has 31 mos of reserves > than 12 months reserves required.

300335816	707f3048-cd08-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		03/15/2017: CDA provided reflecting a value of $580,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 Disposable Income is higher than guideline minimum The Borrower has $5,239.92 in disposable income.; No Mortgage Lates The Borrower has no Mortgage Lates; Reserves are higher than guideline minimum The Borrower has 31 mos of reserves > than 12 months reserves required.

300335816	f842a833-cc08-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	"Section F of the CD's indicates prepaids are collected. The number of months collected for the XXXX Property Taxes was not completed.	uploaded pccd provided to borrower on XX/XX/XXXX of which one of the corrections was moving the village taxes from section F to Section N seller's transactions	04/08/17: Lender provided the corrected CD and LOE to the borrower within XX days of consummation. Loan will be graded a B.
 Disposable Income is higher than guideline minimum The Borrower has $5,239.92 in disposable income.; No Mortgage Lates The Borrower has no Mortgage Lates; Reserves are higher than guideline minimum The Borrower has 31 mos of reserves > than 12 months reserves required.

300335816	91670cbf-cc08-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Missing income documentation	The loan file is missing Copies of the Borrower's XXXX and XXXX fully executed Personal Tax Returns.
03/15/2017 (BF) As the applicant is NOT self-employed the lender allows the following and both the 2014 & 2015 IRS Transcripts were in the loan file If personal tax returns are required and the applicant is not self-employed, Lender may obtain the applicable federal tax return transcripts directly from the IRS by using an applicant signed IRS form 4506-T rather than receiving the returns from the applicant

03/17/17:  Upon further review, the guides state, if personal tax returns are required and the applicant is not self-employed, EverBank may obtain the applicable federal tax return transcripts directly from the IRS by using an applicant signed IRS form 4506-T rather than receiving the returns from the applicant. Condition rescinded.

 Disposable Income is higher than guideline minimum The Borrower has $5,239.92 in disposable income.; No Mortgage Lates The Borrower has no Mortgage Lates; Reserves are higher than guideline minimum The Borrower has 31 mos of reserves > than 12 months reserves required.

300335816	4e6565ab-e865-4569-8779-191536892610	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Affiliated Business Disclosure not executed	Initial Affiliated Business disclsoure is not executed.
03/17/17: The ABA disclosure was provided to the borrower in the initial application package. Please see lender’s policy regarding ABA disclosures: Affiliated Business Arrangement Disclosure (AfBA) lender has affiliated relationships with settlement service providers. Our relationship requires that we notify the applicant that a relationship exists, the typical charges of the affiliate and that the applicant has the right to select another provider. The AfBA Disclosure is required to be given prior to referring the business to the affiliate in all channels or at the time the GFE is provided. This form is included in the initial disclosure package, and an acknowledgment signature is required. If the form provided is not signed and returned, a copy will be sent to closing for signature.

03/27/17: Lender provided the signed affiliated business disclosure. Condition cleared.03/17/17: Loan is retail. Either the initial or final affiliated business disclosure needs to be signed. Condition maintained.

 Disposable Income is higher than guideline minimum The Borrower has $5,239.92 in disposable income.; No Mortgage Lates The Borrower has no Mortgage Lates; Reserves are higher than guideline minimum The Borrower has 31 mos of reserves > than 12 months reserves required.

300335815	532cc864-3008-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	The CDA report is missing from the file.		03/15/2017: CDA provided reflecting a value of $2,675,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300335812	5092d16e-d608-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing income documentation	Missing XXXX year XXXX. Lender used XXXX income for self-employed borrower to qualify. XXXX is required in order for the loan to be Qualified Mortgage.		03/24/17: Lender provided the borrower's Form W-2 Wage and Tax Statement for XXXX and XXXX. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.63%; Years in Primary Residence Borrower has resided in subject for 2.5 years; Years Self Employed Borrower has 11 years Self Employed

300335812	4fb22cd5-d608-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Final 1003 is incomplete	Final application is missing the employer phone number.		03/24/17: Lender provided the final 1003 showing the borrower's employer phone number. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.63%; Years in Primary Residence Borrower has resided in subject for 2.5 years; Years Self Employed Borrower has 11 years Self Employed

300335812	10e06365-d608-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	313 - Property in Disaster Area	Property located in a FEMA declared disaster area. Inspection post incident date not provided.		03/15/2017: Received post disaster inspection reflecting no damage. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.63%; Years in Primary Residence Borrower has resided in subject for 2.5 years; Years Self Employed Borrower has 11 years Self Employed

300335812	f03e215a-d608-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.		03/15/2017: CDA provided reflecting a value of $902,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.63%; Years in Primary Residence Borrower has resided in subject for 2.5 years; Years Self Employed Borrower has 11 years Self Employed

300335811	1095fbb0-7e09-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Verification of Taxes and Insurance amounts for Rental Property	Missing evidence of Taxes and Insurance for REO property listed on the XX for XX
03/21/2017: 03/16/2017 (BF) Missing documents identified as being located within the file but uploaded for convenience for property located at XXXX  . It would be really helpful going forward to actually state the property address vs. the reference to where it is located on the 1003

03/21/2017: Audit reviewed the true certified Final Sellers Closing Statement provided with another finding, and has determined that the departure property was sold, therefore taxes and insurance are not required. Condition cleared. NOTE: Due to 15E on Securitized Loans, we cannot provide NPI data on any reporting which would include initial condition being posted to Clean Room.03/21/2017: Audit reviewed the Lender Rebuttal, and has determined that the documentation submitted is for the Co-borrower's REO property. Provide Taxes and Insurance for REO property listed on the 1003 for the Borrower. Due to 15E on Securitized Loans, we cannot provide NPI data on any reporting which would include initial condition being posted to Clean Room. Condition remains.

 FICO is higher than guideline minimum The FICO score is 748 vs. 720 minimum.; LTV is lower than guideline maximum LTV is at 75% vs. 80% Guideline; Full Documentation The loan file is full Documentation.

300335811	31496cc2-8209-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided. A Collateral DNA report was provided in lieu of a CDA.		03/18/17: CDA reflecting a value of $1,195,000.00, which is a -0.0% variance. Condition Cleared
 FICO is higher than guideline minimum The FICO score is 748 vs. 720 minimum.; LTV is lower than guideline maximum LTV is at 75% vs. 80% Guideline; Full Documentation The loan file is full Documentation.

300335811	50e5a666-7e09-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	DTI Exceeds Guidelines	XX > XX max DTI: DTI variance due to income and x sale pending for REO listed on x. DTI of x is required in order for the loan to be classified as a Qualified Mortgage”.
03/21/2017: 3/16/2017 (BF) Missing documents identified as being located within the file but uploaded for convenience for property located at XXXX Going forward it would be helpful to actually list the property address

03/21/2017: Audit reviewed the true certified Final Sellers Closing Statement, and has determined that the documentation submitted is deemed acceptable. Removed departure property from calculations, DTI is within guides. Condition cleared.

 FICO is higher than guideline minimum The FICO score is 748 vs. 720 minimum.; LTV is lower than guideline maximum LTV is at 75% vs. 80% Guideline; Full Documentation The loan file is full Documentation.

300335811	4fb8c31a-3b32-47ca-80c9-6a2fb6076fe3	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Affiliated Business Disclosure not executed	The Initial Affiliated Business Disclosure not signed by either Borrower's.		03/23/17: Lender provided the signed affiliated business disclosure. Condition cleared.03/18/17: The initial or final affiliated business disclosure needs to be signed. Condition maintained.
 FICO is higher than guideline minimum The FICO score is 748 vs. 720 minimum.; LTV is lower than guideline maximum LTV is at 75% vs. 80% Guideline; Full Documentation The loan file is full Documentation.

300335810	f0f09ea1-3008-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Review Appraisal Missing – x report was not provided in file.		03/15/2017: CDA provided reflecting a value of $900,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300335810	74d698d7-8a33-40c7-aa0f-857ac0063f8e	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Loan Late Charge Parameters Exceeds State Thresholds
MA Late charges are limited only in residential mortgage loans secured by a lien on an owner/occupied one-to-four family dwelling or condominium unit. No late payment may be imposed for any payment made within XX days from the date the payment is due or in the case of a bi-weekly mortgage payment, more than x days. The amount of any late fee may not exceed XX of the amount of principal and interest then overdue and may not include the amount of any periodic payment representing estimated tax payments.
03/28/17: Lender is not required to adhere to state guidelines. Condition rescinded.
300335807	8268ecc2-4d00-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided		03/13/2017: CDA provided reflecting a value of $770,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.80%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 786; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 34.40 months reserves

300335802	43aa66da-ae09-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(w)	CB	B	B	Credit	Missing income documentation
Pay stub dated XX/XX/XXXX is not dated XX days prior to application dated of XX/XX/XXXX as required per guidelines.  Guideline states "Pay stub(s) dated no earlier than XX days prior to the initial loan application and including a minimum of XX days of year-to-date earnings – The pay stub(s) must include sufficient information to appropriately calculate income or additional documentation must be obtained.  A pay stub dated within the time frame is required to be considered a Qualified Mortgage.

03/23/17: Borrower has been with employer for 8 years. XXXXXXXX acknowledges paystub XX/XX/XXXX at application date XX/XX/XXXX however, paystubs were not aged over XXX days at closing. Exception is minor for strong profile borrower. Exception with investor

03/31/2017: Audit acknowledges the client approved exception for the paystub not dated within XX days prior to application date. There is a WVOE dated within XX days of consummation date. The loan is QM Compliant. Loan will be rated a B. 03/24/17: Exception request submitted to client.

 FICO is higher than guideline minimum UW Guides require FICO of 7, loan qualified with FICO of 798; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 67.90 months reserves; Years on Job Borrower has 8 years on job

300335802	e446943d-380e-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	DID SHOP Fee (Section C) & Recording Fee (Section E) exceeds 10% summary tolerance
The Recording fee was disclosed on LE as XX/XX/XXXX and on the final CD XX/XX/XXXX, exceeding the allowable x tolerance.  A tolerance cure of $XX is required. Cure provided per lender credit on final CD in section J.
03/21/2017: Final CD shows a sufficient tolerance cure in the amount of $XX.XX. Loan will be graded a B for all agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 7, loan qualified with FICO of 798; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 67.90 months reserves; Years on Job Borrower has 8 years on job

300335802	228c9ab1-380e-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided. A Collateral X report was provided in lieu of a XX		03/23/2017: CDA provided reflecting a value of $1,050,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 7, loan qualified with FICO of 798; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 67.90 months reserves; Years on Job Borrower has 8 years on job

300335802	424cef56-980d-44da-a1cd-64d6ed2353c6	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Special Information Booklet not provided within 3 business days of application date.	The Home Loan Toolkit in the file is dated at closing and the original application date is XX/XX/XXXX		04/05/17: Lender provided evidence of the Home loan toolkit within X days of the application date. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 7, loan qualified with FICO of 798; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 67.90 months reserves; Years on Job Borrower has 8 years on job

300335802	42e886b3-370e-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Hazard Insurance Shortfall
Hazard insurance policy in file reflects dwelling coverage of $XX plus replacement cost of $XX   = $XX  total coverage; subject loan amount is $XX which creates a shortfall of $XX Insurance company to provide a Cost Estimator.
04/06/17: Replacement cost estimator provided from the insurance company showing sufficient coverage. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 7, loan qualified with FICO of 798; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 67.90 months reserves; Years on Job Borrower has 8 years on job

300335802	828c4532-b009-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	B	B	CB	B	B	Credit	Missing hazard insurance declaration
The hazard insurance declaration page in the file reflects an effective date of XX/XX/XXXX loan closed XX/XX/XXXX  An addendum to the policy is required reflecting an effective date of XX/XX/XXXX or earlier.
															Agree with findings; however, the insurance will not change the inception date.	04/05/17: Condition maintained.
 FICO is higher than guideline minimum UW Guides require FICO of 7, loan qualified with FICO of 798; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 67.90 months reserves; Years on Job Borrower has 8 years on job

300335802	62515e1b-af09-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Documentation
Missing verification of deposit on contract in the amount of x.x  File contains Escrow Trust Receipt for x.x indicating funds were wired, however, does not reflect source of funds for wire.  Guideline states "If the binder deposit (earnest money deposit) amount indicated on the sales contract is used to make any portion of the applicant’s down payment, it must come from his or her funds and the source of funds for the deposit must be verified".
															03/23/17: EMD cleared borrower's investment account on XX/XX/XXXX, per statement in file. Provided stmt from file.	03/24/17: Lender provided verification of the source of funds for the EMD. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 7, loan qualified with FICO of 798; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 67.90 months reserves; Years on Job Borrower has 8 years on job

300335802	a4c71623-b109-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	313 - Property in Disaster Area	Property located in a FEMA declared Disaster Area Inspection. Post Incident date not provided.		03/23/2017: Received post disaster inspection reflecting no damage. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 7, loan qualified with FICO of 798; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 67.90 months reserves; Years on Job Borrower has 8 years on job

300335802	0bf24eae-ae09-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Failure to obtain Verification of Rent
Missing XX months consecutive mortgage and/or rental history as required per guidelines. File contains VOR for XX months covering period from XX/XX/XXXX to XX/XX/XXXX  Credit report reflects x months mortgage history covering period from x/x through XX/XX Missing history payments for XX/XX, XX/XX and XX/XX
															03/23/17Borrower has mortgage history that dates back to XXXX. Creditworthiness is established. Mortgage payment history is senior to the rental history.	03/24/17: Upon further review, borrower has a sufficient mortgage history. Condition rescinded.
 FICO is higher than guideline minimum UW Guides require FICO of 7, loan qualified with FICO of 798; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 67.90 months reserves; Years on Job Borrower has 8 years on job

300302063	deadc34e-bec3-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Information required for CD 'Calculating Cash To Close' section not completed, or completed in error
The information in the Calculating Cash To Close section of the final closing disclosure dated XX/XX/XXXX post-closing indicates the final closing CD dated XX/XX/XXX section XX fees increased by XX which exceeded zero tolerance for increase of fees.
12/30/16: Lender provided the corrected CD XX days of consummation, and LOE to the borrower. Condition cleared
300302063	ab7b00f2-19c2-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided		12/23/2016: CDA provided reflecting reconciled value of $1,329,000 at 0% variance is deemed acceptable. Condition cleared
300302063	bc34bb65-dfc7-4a55-bdc0-6878c667efff	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Total of Payments is not accurate	The CD dated x/x/x (post-closing) reflected total of payments as x/x/x The actual total of payments is x.x an over-disclosure of x.x	01/10/2017: Rebuttal Letter
01/12/2017: Audit review of revised CD, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'01/10/2017: Audit reviewed the Lender Rebuttal, as well as documentation, and has determined that the fees were adjusted to reflect the CD provided with the TOP corrected. HOWEVER, Section B-17 "Notary" should list payee (company name) not "TBD"; AND the HOA fee in Section F should be listed in Section H. Provide revised CD, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification. Condition remains.

300302063	2729b912-12e5-45c2-86d0-cb86b71d12ac	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Affiliated Business Disclosure not executed	Affiliated business agreement not signed.	12/23/2016: Affiliated Business Agreement.	12/23/2016: Audit review of executed Affiliated Business Disclosure submitted is within three days of application date. Documentation submitted is deemed acceptable, condition cleared.
300158410	cf49a44f-b13d-42f1-a579-edaddb11ee5d	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Final Closing Disclosure Document does not match LE Document values for Escrow – Projected Payment Table
The Final Closing Disclosure dated XX/XX/XXXX does not match the most recent LE dated XX/XX/XXXX values for Escrow – Projected Payment Table. The LE payment reflects Property Taxes & Homeowners Insurance are being escrowed in the amount of $XX per month. The CD reflects Property Taxes & Homeowners Insurance are being escrowed plus the HOA Dues in the amount of $XX per month.
06/23/2016: please let me know how you would like this cured. the final cd should be fine and correct any differences from the LE...please advise
06/23/2016: Audit reviewed final CD, and has determined that the Final Closing Disclosure Document does not match LE Document values for Escrow – Projected Payment Table 1026.37( c)(4) and (5), however this is non-material. Loan will be rated a B.

300158410	2f0922fe-142c-e611-86f5-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	WLSP is missing a detailed list of services which corresponds to the LE for services the borrower is permitted to shop for.		06/06/2016: Services provided on WLSP were not itemized. Loan will be rated a B for all agencies.
300158410	627b19da-b329-e611-86f5-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report from the client was not provided.	06/13/2016: Appraisal Review Short Form06/10/2016: please clear this, there is already a condition for the CDA that was cleared
06/13/2016: Appraisal Review Short Form provided in lieu of CDA reflecting a value of $1,900,000.00 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.06/10/2016: Audit reviewed lender rebuttal, and has determined that the original CDA and Appraisal Review that were provided within the loan file are NOT in the name of the investor/client. The CDA is required to reflect investors name as "client" NOT lender name. Condition remains.

300173393	dcb6ed53-c04a-e611-86f5-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Missing verbal verification of employment
Missing Verbal Verification of self-employed business by a third-party source is required within x calendar days from the Note or funding date.  The loan file is missing a verbal verification of self employment.
07/19/2016: Audit reviewed and determined verification of part time self employment for schedule C business showing a loss is not required. Condition rescinded.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.27%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 792; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 36.90 months reserves

300173393	00f53cd3-0c81-4211-8cb1-d23e1ccc6ad7	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure is incomplete. The Contact Information section is incomplete. The Contact x License ID for the Lender and Settlement Agent is missing.
7/22/2016: This condition should be cleared per XX/XX/XXXX email which states "We only need one specific contact from the either lender or broker. If any lender info is missing like the phone number, then this is non-material B grade with the exception of missing NMLS or licensing which is consider a material exception."

07/22/2016: Audit review of revised CD includes contact information required for the Lender, Broker, Real Estate Agents and Settlement Agent. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within XX days from error notification was provided.  Loan will be rated a 'B'. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.27%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 792; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 36.90 months reserves

300173393	7bac9370-bd4a-e611-86f5-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Balance Sheet
Missing x Balance Sheet for Borrower's Schedule C Sole Proprietorship.  Per appendix Q, both a Balance Sheet and a P&L statement is required; in order for the loan to be classified as a Qualified Mortgage.
07/19/2016: Received and reviewed signed Balance Sheet for borrowers schedule C business. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.27%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 792; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 36.90 months reserves

300173393	e8095186-c34a-e611-86f5-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Flood Certification and Title - Attorney Document Prep of the final Closing Disclosure is missing the names of the service providers.  The Title -Attorney Document Prep fee is reflected in section B of the final Closing Disclosure.  The borrower shopped for their own title service provider and did not use the provider on the WLSP.  The title service provider fee should be listed in section C of the CD.
07/22/2016: The Title - Attorney Document Prep fee is correctly placed in Section B of the CD as this fee is for the lender's attorney and is not shoppable.
07/22/2016: Audit review of revised CD includes payee to all fees in Sections A, B, C and H,  and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within XX  days from error notification was provided. Loan will be rated a Fitch 'B'.  Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.27%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 792; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 36.90 months reserves

300173393	99fd51e4-e8f4-455e-9b98-86de963c832c	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Loan does not meet criteria for Qualified Mortgage
Missing XXXX YTD P&L and Balance Sheet for Borrower's x  Partnership.  Per appendix Q, both a Balance Sheet and a P&L statement are required; in order for the loan to be classified as a Qualified Mortgage.
07/18/2016: Condition addressed on the credit screen. QM verbiage was added to credit conditions. Duplicate
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.27%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 792; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 36.90 months reserves

300173393	a7368427-c54a-e611-86f5-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.
WLSP is missing a detailed list of services which corresponds to the LE for services the borrower is permitted to shop for. Title – Doc Prep Fees, Survey, Messenger, Tax Certs and E-Signature were not itemized on the WLSP and at least one available provider was not reflected for the borrower to shop for these services.

07/22/2016: We believe the form provided is in compliance with the requirement. When providing a service provider list to allow a borrower to shop, there are two specific requirements that must be met:1 ) at least one available service provider must be listed for each service; and 2) the service provider list states that the consumer may choose a different provider than that listed. The service provider list for this loan meets both of those criteria. Please note that the model form outlined in H-27 is not mandatory. The services listed are readily identifiable as title services which encompass all of the fees that title companies typically charge which are listed in detail on the LE.

07/22/2016: Audit reviewed CD and WLSP, and has determined that all Services provided on WLSP were not listed on CD. Credit for increase in closing costs above legal limit was reflected on HUD. Loan will be rated a B for all agencies.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.27%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 792; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 36.90 months reserves

300173393	a76bd9f1-c54a-e611-86f5-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	General Compliance Exception
The final LE reflects Title-Lender Coverage of XX  and the final Closing Disclosure reflects Title-Lender Coverage of XX Provide evidence if the Title-Lender Coverage on the final CD includes all the Title-Endorsements listed on the final LE. Additional conditions may apply.
															07/22/2016: The discrepancy is due to a simultaneous title discount on the final CD on p3 of $XXXX.XX	07/22/2016: Audit re-analyzed CD, and has determined that page 3 reflects the $XXXX.XX credit. Documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.27%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 792; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 36.90 months reserves

300173393	1f3ba687-c44a-e611-86f5-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Sufficient RESPA Cure provided on HUD-1	Final Closing Disclosure reflects a tolerance cure in the amount of $XXX paid to the borrower for excess closing costs.
Final closing disclosure reflects a tolerance cure in the amount of $XXX paid to the borrower for an Appraisal Fee charge cure.  Loan will be graded an A for all agencies except for Fitch with a grade of B.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.27%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 792; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 36.90 months reserves

300173393	9f89a24d-0cbc-4492-ae90-3f3966633092	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Naming Convention in Services Borrower DID NOT SHOP Fee - Section B in C.D. is not consistent
The Title - Premium for Lender's Coverage and Title - Settlement or Closing Fee on the final CD is incorrectly XX as compared to the LE dated XX/XX/XXXX Title - Closing/Escrow Fee and Title Lender's Title Insurance.  Although no tolerance, these fees should all match in naming convention.
07/22/2016: corrected CD
07/22/2016: Audit reviewed CD, the LE/CD fees where the naming convention is not consistent has been corrected on the revised CD, and is deemed acceptable. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within XX days from error notification was provided. Loan will be rated a 'B'. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.27%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 792; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 36.90 months reserves

300173393	699f26c1-974a-e611-86f5-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.		CDA provided reflecting a value of $610,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.27%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 792; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 36.90 months reserves

300173393	b214f05e-bd4a-e611-86f5-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing YTD Profit & Loss
Missing XXXX YTD Profit & Loss for Borrower's Schedule C Sole Proprietorship.  Per appendix Q, both a Balance Sheet and a P&L statement is required; in order for the loan to be classified as a Qualified Mortgage.
07/19/2016: Received and reviewed signed P&L for borrowers schedule C business. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.27%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 792; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 36.90 months reserves

300184232	9b14b390-7b22-4c24-bf9a-2aba5bdbdf98	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	CD Section C fees exceed worst case 10% tolerance when a WLSP was not provided to the borrower
WLSP was not itemized causing an assumption that the borrower was not permitted to shop. Fees in Section XX are subject to worst case scenario of XX tolerance. Fees exceed XX tolerance and a cure is required in the amount of XX
08/15/2016: see attached
08/15/2016: Audit review of revised CD reflects Sections C fees moved to Section B with cure, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within XX days from error notification was provided. Loan will be rated a Fitch 'B'.  Condition cleared.

300184232	252de399-9b5d-e611-b595-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.		08/09/2016-CDA reflecting a value of $900,000 which is a 0.0% variance. Condition cleared.
300184232	526689c8-445e-e611-b595-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)	The Title-Settlement or Closing fee in section C of the final Closing Disclosure is missing the name of the service provider.	08/15/2016: see attached CD
08/15/2016: Audit review of revised CD includes payee to all fees in Sections A and B, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a Fitch 'B'.  Condition cleared.

300184232	cb052c49-058a-478e-802d-c06d7b356311	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	Missing the Affiliated Business Disclosure in file.	08/11/2016: see attached	08/11/2016: Audit review of Affiliated Business Disclosure submitted is within three days of application date. Documentation submitted is deemed acceptable, condition cleared.
300184232	0d678b03-e1cf-410a-9984-33f3d246ed12	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The Contact NMLS ID and the Contact License ID of the Settlement Agent is missing.	08/15/2016: on attached CD
08/15/2016: Audit review of revised CD includes contact information required for the Lender, Broker, Real Estate Agents and Settlement Agent. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within XX days from error notification was provided.  Loan will be rated a 'B'. Condition cleared.

300184232	1869d21d-495e-e611-b595-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	WLSP is missing a detailed list of services which corresponds to the LE for services the borrower is permitted to shop for.	08/15/2016: agree fees subjected to 0% tolerance
08/15/2016: Audit reviewed Lender Rebuttal, WLSP reflects NA therefore borrower was not permitted to shop and all fees should be in section B subject to X% tolerance. Revised CD, cure, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within XX days from error notification was provided. Loan will be rated a B for all agencies.

300191455	a1fc75b6-3aef-4d1b-a113-2fc83bf00f78	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The Closing Disclosure Contact Information section is incomplete. The Contact License Number of the Settlement Agent is missing.		08/15/16: Lender provided a copy of the revised CD, LOE, and evidence of delivery to the borrower. Loan will be graded a B.
 FICO is higher than guideline minimum UW Guides requrire FICO of 720, loan qualified with FICO of 766.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 29 months reserves; Years Self Employed Borrower has 6 years Self Employment.

300191455	c7e9bf2a-285f-e611-b595-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Mortgage/deed of trust legal description information	The Mortgage deed is missing the legal description of the subject property in file.		08/15/16: Lender provided a copy of the legal description for the subject property. Condition cleared.
 FICO is higher than guideline minimum UW Guides requrire FICO of 720, loan qualified with FICO of 766.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 29 months reserves; Years Self Employed Borrower has 6 years Self Employment.

300191455	bfb5af38-56d2-431c-a828-bbdbc4962fbd	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure. If the lender is not affiliated with any other businesses, please provide an attestation stating such.		08/15/16: Lender provided a copy of the affiliated business disclosure signed by the borrower within 3 days of the application date. Condition cleared.
 FICO is higher than guideline minimum UW Guides requrire FICO of 720, loan qualified with FICO of 766.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 29 months reserves; Years Self Employed Borrower has 6 years Self Employment.

300191455	95075803-285f-e611-b595-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing YTD Profit & Loss	Missing year to date Profit & Loss for self-employed business	08/22/2016: please see attached
08/22/2016: Audit reviewed documentation, and has determined that the YTD Profit and Loss provided is dated pre-consummation. Loan meets QM requirements. Documentation submitted is deemed acceptable, condition cleared.

 FICO is higher than guideline minimum UW Guides requrire FICO of 720, loan qualified with FICO of 766.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 29 months reserves; Years Self Employed Borrower has 6 years Self Employment.

300191455	6c44217d-295f-e611-b595-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		8/11/2016-CDA reflecting a value of $1,200,000 which is a 0.0% variance. Condition cleared.
 FICO is higher than guideline minimum UW Guides requrire FICO of 720, loan qualified with FICO of 766.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 29 months reserves; Years Self Employed Borrower has 6 years Self Employment.

300217093	b469a121-3b81-4cac-b42a-c21b5c7104d4	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	The Affiliated Business Disclosure is missing from the loan file.		12/12/2016: Received attestation no affiliates. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.86%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 778.; Years on Job Borrower and Co-Borrower have 6 and 10 years, respectively- job time.

300217093	bea955d2-8db9-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		12/12/2016: CDA provided reflecting a value of $990,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.86%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 778.; Years on Job Borrower and Co-Borrower have 6 and 10 years, respectively- job time.

300217093	df7109db-1dbb-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Insufficient Reserves	Verified assets total XX, less XX months Reserves- REO XX, less- funds to close -X = XX reserves which is the equivalent of x months Reserves. Guidelines require 9 months reserves
12/12/2016:  Audit reviewed Lender's guidelines and for loan amounts less than $XXXX.XX with a FICO score > XXX  and LTV  up to XX%, the required reserves are X months.  Verified assets $XXXX.XX - X months reserves ($XXX.XX x X) $XXX.XX = $XXXX.XX excess reserves.  Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.86%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 778.; Years on Job Borrower and Co-Borrower have 6 and 10 years, respectively- job time.

300217093	71ee332b-0670-4148-b374-0032f54e8693	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Closing Costs Disclosure under Costs at Closing section (Page 1) do not match Closing Costs details (Page 2)
Post Close Closing costs total $XX (page 1); Closing costs (page 2) total x.x prior to a $XX Lender credit. A x Refund check was disbursed on XX/XX/XXXX  for under disclosed recording fees plus another x credit (matches x credit on page 1)
12/16/2016: see attached CD
12/16/2016: Audit review of revised CD, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within XX days from error notification was provided. Loan will be rated a Fitch 'B'. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.86%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 778.; Years on Job Borrower and Co-Borrower have 6 and 10 years, respectively- job time.

300224503	0896d87d-4b5b-4f92-8047-1cdefd1e2294	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	Section H of the Post Close CD dated XX/XX/XXXX indicates a Deposit/Credit of $XXX.XX The file does not contain a Change of Circumstance or LOE from the Lender.	12/13/2016: see revised CD12/07/2016: An LE was not required as re disclosure is only required to reset tolerance baselines - per TILA 1026. 19(e)(3)(iv
12/13/2016: Audit consulted with Compliance regarding corrective CD, and has determined that documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'. 12/07/2016: Audit reviewed CD, and has determined that the "deposit" for $5,015.00 was incorrectly placed in Section H, per 1026.38(g)(4), section H. Other discloses those charges in connection with the transaction that are in addition to the charges disclosed under Loan Costs and Other Costs (paragraphs 1026.38(f) and (g)(1) through (3)) for services that are required or obtained in the real estate closing by the consumer, the seller, or other party, and thus a "deposit" would not fit here. The "deposit" should be disclosed under Section K "Payment and Payoffs". Provide revised CD, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification. Condition remains.12/05/16: No information provided for this condition. Condition maintained.

300224503	3acf2d7d-c56e-4b9c-9bbb-e3007ffd269e	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Affiliated Business Disclosure not provided within 3 business days of application date.	The Affiliated Business Disclosure in file is dated XX/XX/XXXX and the original application date is XX/XX/XXXX	12/07/2016: see attached letter
12/07/2016: Audit review of lender attestation statement regarding no Affiliated Businesses is deemed acceptable, condition cleared XX/XX/XXXX: File is missing the affiliated business disclosure. If the lender is not affiliated with any other businesses please provide an attestation stating such. Condition maintained.

300224503	a8a580d2-30f8-4721-902e-0d18104fcc4d	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	HUD Homeownership Counseling Disclosure not provided within 3 days of application	The HUD Homeownership Counseling Disclosure in file is dated XX/XX/XXXX and the original application date is XX/XX/XXXX
12/05/16: Lender provided the acknowledgement of receipt of the RESPA's Homeownership Counseling Organizations List and the list of agencies provided to the borrower within X days of the application date. Condition cleared.

300224503	2a176d77-79b5-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in file.		12/01/2016: CDA provided reflecting a value of $1,860,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300215467	4479066b-80b5-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.		12/01/2016: CDA provided reflecting a value of $1,875,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 134.64%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 769; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 21.50 months reserves

300215467	1978060d-abb5-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Flood Certification fee in section B of the final CD listed the payee as the Correspondent lender and not the actual service provider.		12/05/16: Lender provided the corrected CD within 60 days of consummation, LOE to the borrower, and evidence of mailing. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 134.64%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 769; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 21.50 months reserves

300215467	77ea5862-b1b5-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Missing Balance Sheet	Missing 2016 Balance Sheet for Borrower's partnership. Per appendix Q, both a Balance Sheet and a P&L statement is required; in order for the loan to be classified as a Qualified Mortgage.		12/02/2016: Audit re-analyzed Tax Returns, and has determined that the 2014 K-1 was marked as "Final K-1", therefore no other documentation is required. Condition rescinded.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 134.64%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 769; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 21.50 months reserves

300215467	f6430c0b-b2b5-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Missing Business Tax Returns	Missing the 2014 and 2015 Business Tax Returns for the borrower's partnership. Additional conditions may apply.		12/02/2016: Audit re-analyzed Tax Returns, and has determined that the 2014 K-1 was marked as "Final K-1", therefore no other documentation is required. Condition rescinded.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 134.64%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 769; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 21.50 months reserves

300215467	39b6a6f4-b2b5-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Missing Loan Estimate / LE Not in File	Missing the LE to correspond with the COC dated XX/XX/XXXX to change the loan amount. The LE must be re-disclosed within 3 business days of the COC.	12/02/16: An LE was not required as re disclosure is only required to reset tolerance baselines - per TILA 1026. 19(e)(3)(iv).	12/05/16: Upon further review, a re disclosed LE or CD is only required in cases of changes in APR, Prepaid items, or changes in the loan program. Condition rescinded.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 134.64%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 769; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 21.50 months reserves

300215467	160203e0-a7b5-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Verification of Taxes and Insurance amounts for Rental Property	Missing verification of taxes and insurance for properties #2 and #3 listed on the borrower's Schedule of Real Estate Owned of the loan application. Additional conditions may apply.		12/01/2016: Received PTIT for property #2 and obtained HOA dues from Schedule E. Regarding property #3, used credit report for P&I and Schedule E for taxes, insurance & HOA dues. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 134.64%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 769; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 21.50 months reserves

300215467	efb59225-b1b5-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Missing YTD Profit & Loss	Missing 2016 YTD P&L for Borrower's partnership. Per appendix Q, both a Balance Sheet and a P&L statement is required; in order for the loan to be classified as a Qualified Mortgage.		12/02/2016: Audit re-analyzed Tax Returns, and has determined that the 2014 K-1 was marked as "Final K-1", therefore no other documentation is required. Condition rescinded.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 134.64%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 769; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 21.50 months reserves

300215467	65a233f2-a77c-43f9-9cce-1a41f96db700	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.	The LE reflects a Credit Report Fee of $XX with no resulting CoC for any subsequent disclosures. The final CD reflects a Credit Report fee of $XXX.XX resulting in a XX. refund due for cure.		11/28/2016: A credit report charge cure on the final CD for $XX.XX. Condition cleared. The loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 134.64%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 769; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 21.50 months reserves

300215467	85050eae-b1b5-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Failure to obtain Employment Verification	The loan file is missing a CPA letter or business license to verify the borrower’s partnership within 30 days of the Note date.		12/02/2016: Audit re-analyzed Tax Returns, and has determined that the 2014 K-1 was marked as "Final K-1", therefore no other documentation is required. Condition rescinded.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 134.64%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 769; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 21.50 months reserves

300215467	4a4e7967-b2b5-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Missing K-1	Missing the borrower's 2015 K1 for her partnership business.		12/02/2016: Audit re-analyzed Tax Returns, and has determined that the 2014 K-1 was marked as "Final K-1", therefore no other documentation is required. Condition rescinded.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 134.64%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 769; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 21.50 months reserves

300224914	2adf39ae-f9bb-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report is missing from file.		12/14/2016: CDA provided reflecting a value of $1,060,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300224914	b70527ba-7ebd-e611-9869-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The LE dated XX/XX/XXXX reflects a Credit Report fee of $XX with no resulting CoC for any subsequent disclosures. The final CD reflects a Credit Report Fee of $XX resulting in a $XX  refund due for cure.
12/08/2016 The CD signed at loan consumption reflected a lender refund for increase in closing costs above legal limit. The credit was sufficient to cure tolerance issue. Condition cleared post close.
300224914	556d827e-7dbd-e611-9869-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	Section X of the final Closing Disclosure indicated X months of Property Taxes were collected, however, the payee is missing.		12/14/2016: Received post consummation CD reflecting payee for property taxes, explanation letter and air bill. Condition cleared.
300224914	35bd8496-824b-4634-82a0-65ca9fef70b8	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The License Number of the Settlement Agent is missing.		12/14/2016: Received post consummation CD reflecting license number for Settlement Agent, explanation letter and air bill. Condition cleared.
300223573	7bf00c71-0abb-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.	12/14/2016: CDA	12/14/2016: A CDA report reflecting a value $910,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
300223817	9a844f41-cbc4-4c49-aa92-c2a9335399e8	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Funding occurred before RTC Expiration Date	The Notice of Right to Cancel reflects a transaction date of XX/XX/XXXX and an expiration date of XX/XX/XXXX The loan funded on XX/XX/XXXX the correct funding date should have been XX/XX/XXXX		12/01/2016: Received evidence the loan funded XX/XX/XXXX. Condition cleared.
300223817	c5584f58-03df-4f58-b165-72a6311d9521	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The Settlement Agent license ID is missing. File does not contain a letter of explanation nor a Post Close CD.	12/05/2016: please see attached
12/05/2016: Audit review of revised CD includes all contact information required for the Lender, Broker, Real Estate Agents and Settlement Agent.  Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within XX days from error notification was provided. Loan will be rated a 'B'. Condition cleared.

300223817	b2cf9a88-bcad-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided		11/29/16: CDA reflecting a value of $1,650,000.00, which is a -0.0% variance. Condition Cleared.
300223817	f7acacf2-bdad-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Appraisal Fee and Credit Report in section B of the final Closing Disclosure reflects “reimburse” and does not reflect the name of the payee. File does not contain a letter of explanation nor a Post Close CD.
12/05/2016: please see attached
12/05/2016: Audit review of revised CD includes payee to all fees in Sections B, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a Fitch 'B'.  Condition cleared.

300223817	062a4081-efb7-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for General Information section not present in C.D.
Added XX/XX/XXXX  The disbursement date on the final CD is incorrect.  Disbursement date can be corrected within XX days of consummation under TILA Section XX Letter of explanation to borrower, corrected CD and evidence of shipping label would be required.
12/05/2016: please see attached
12/05/2016: Audit review of revised CD reflecting corrected Disbursement date, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within XX days from error notification was provided. Loan will be rated a 'B'. Condition cleared.

300229540	0f4a8d94-08d9-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	Principal reduction in the amount of $XX should be disclosed in the Summaries of Transactions section on page three of the Closing Disclosure in the “Other Credits” area of Section x.		01/12/17: Cured post close. Loan will be graded a B.
300229540	38156a88-6172-49d5-a014-f2aadabde45c	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosures. Additional conditions may apply.	01/19/2017: please see attached	01/19/2017: Audit acknowledges that the Lender is unable to produce said document, the attestation submitted was for the broker not the lender, as requested. Loan will be rated a B.
300229540	df531ac7-e7d8-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		01/17/2017: CDA provided reflecting a value of $1,230,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300229540	f1d8e72d-5810-4eef-be86-08ab4b3e29d0	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Tax Service Fee of x.x is reflected in section B of the final Closing Disclosure. The provider is not listed on the WLSP.		01/12/17: Cured post close. Loan will be graded a B.
300225026	931c30e2-05b7-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing hazard insurance declaration	The loan file is missing the Cost Estimator from the insuring company. Insurance coverage is $XXX,XXX with a loan amount of $XXX,XXX.	12/05/2016: please see attached
12/12/2016: Insurer's cost estimator provided to indicate an estimated replacement cost of $379,961, dwelling coverage of $420,000 is sufficient. Condition cleared. 12/06/2016: Audit reviewed the Lender Rebuttal, as well as the documentation provided, and has determined that sufficient evidence from the insurance company verifying the insurable amount, in many cases a form is provided referred to as a “cost estimator” is required. The "Total Estimate of Cost New ($XXX,XXX)" reflected on the Appraisal is an estimate amount, whereas the Cost Estimator from the insurance company is actual. Condition remains.   12/05/2016: E-mailed to Compliance

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.4%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 787.; Years on Job Borrower has 16 years on job.

300225026	b3cedc44-7bb6-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Origination Charges - Section A
The “Lender Fees” paid to the lender reflected in section A of the final Closing Disclosure should be itemized.  Section A Fees:  1026.38(f)(1):  Under the subheading “Origination Charges,” and in the applicable columns as described in paragraph (f) of this section, an itemization of each amount paid for charges described in § 1026.37(f)(1), the amount of compensation paid by the creditor to a third-party loan originator along with the name of the loan originator ultimately receiving the payment, and the total of all such itemized amounts that are designated borrower-paid at or before closing.
11/29/2016: A Post close CD dated XX/XX/XXXX corrected the Lender name as payee for all Origination Fees. Condition cleared. The loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.4%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 787.; Years on Job Borrower has 16 years on job.

300225026	467c16f4-e98e-48fd-856a-a158f538ec25	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Affiliated Business Disclosure not provided within 3 business days of application date.	The Affiliated Business Disclosure in file is dated XX/XX/XXXX; the original application date is XX/XX/XXXXX	12/05/2016: there isn't an affiliated disclosure, an attestation letter was provided	12/05/2016: Audit acknowledges that the Lender is unable to produce said document within 3 days of application date, and loan will be rated a B.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.4%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 787.; Years on Job Borrower has 16 years on job.

300225026	aef6aa29-79b6-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.	12/05/2016: CDA	12/05/2016: A CDA report reflecting a value $870,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.4%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 787.; Years on Job Borrower has 16 years on job.

300226982	19dd451d-556d-4637-b7c7-db11180dd825	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Total of Payments is not accurate	Total of Payments (TOP) over disclosure of x.x is less than x and is non-material.		Audit consulted with Compliance, and has determined that Total of Payments (TOP) over disclosure less than $100 is non-material. Loan will be graded a B.
300226982	816065b5-0e93-4ac8-b61b-48aa1ebb4cc4	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing corresponding C.O.C for most Recent L.E/C.D. in File	Missing corresponding COC for LE dated XX/XX/XXXX as the loan amount has increased from $XX to $XX The file is missing evidence of a valid change of circumstance.	01/05/2017: The XX/XX/XXXX LE was issued because of the XX/XX/XXXX Relock. The lock confirmation was provided in the loan file.
01/05/2017: Audit reviewed the Lender Rebuttal, and has determined that a re-disclosure is not required due to loan amount change. Unless that loan amount change caused increase in fees then that would require a re-disclosure, and if increase above tolerance. Condition cleared.

300226982	58c5e7a9-2876-4a56-98f7-2aceb156f603	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure. If there is not affiliated with any other businesses, please provide an attestation stating such.		12/22/2016: Received attestation no affiliates. Condition cleared.
300226982	f042ee2e-3c30-4095-8c1d-b2338096af28	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Transfer tax Fees on C.D. exceeds corresponding LE fees (0% Tolerance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects Transfer Tax of $XX with no resulting COC for subsequent disclosures.  The final CD reflects taxes in Section E of $XX resulting in a variance of $XX  Refund for cure due.
12/13/2016: A RESPA refund transfer tax charge cure. The loan will be rated a B for all agencies.
300226982	6397c9d3-0a56-4610-a1a2-4204bc945f92	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The License Number of the Settlement Agent is missing.	01/05/2017: please see attachéd
01/05/2017: Audit review of revised CD includes all contact information required for the Lender, Broker, Real Estate Agents and Settlement Agent.  Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within XX days from error notification was provided. Loan will be rated a 'B'.

300226982	8da1a240-7fc1-e611-86eb-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file.		12/15/2016: CDA provided reflecting a value of $1,100,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300226982	4c6ce433-b953-4b78-b2f7-1c1ac8b66a56	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.	The LE dated XX/XX/XXXX reflects an Appraisal fee of $XX with no resulting CoC for any subsequent disclosures. The final CD reflects an Appraisal fee of $XX resulting in a $XX refund due for cure.		1/13/2016: A RESPA Appraisal charge cure. The loan will be rated a B for all agencies.
300226982	246d6160-7fc1-e611-86eb-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Loan Estimate / LE Not in File
Missing the LE dated XX/XX/XXXX to correspond with the COC to change the loan amount form $XX to $XX A new LE was issued on XX/XX/XXXX however; it was not within XX business days of the COC dated XX/XX/XXXX
01/05/2017: An LE was not required as RE disclosure is only required to reset tolerance baselines - per TILA 1026. 19(e)(3)(iv). This should be cleared
01/05/2017: Audit reviewed the Lender Rebuttal, and has determined that a re-disclosure is not required due to loan amount change. Unless that loan amount change caused increase in fees then that would require a re-disclosure, and if increase above tolerance. Condition cleared.

300226982	db771c60-dbb5-4c3b-bcab-e59eb5c2a658	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Title - Endorsement fees are reflected in section B of the final Closing Disclosure.  The borrower shopped for their own title service provider and did not used the provider on the WLSP.  The title service provider fee should be listed in section C of the CD.
01/05/2017: please see attached
01/05/2017: Audit review of revised CD reflects Sections B title endorsement fee moved to Section C, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within XX days from error notification was provided. Loan will be rated a 'B'.

300226982	d68ce962-7dc1-e611-86eb-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	General Compliance Exception
A Flood Cert Fee were not reflected in section B of the Closing Disclosure despite evidence of a flood cert in the file.  The Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
01/05/2017: please see attached
01/05/2017: Audit review of revised CD reflects Flood Cert Fee (Sec B) as "paid by others", Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within XX days from error notification was provided. Loan will be rated a 'B'.

300226982	d3d33b9b-7dc1-e611-86eb-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	The Property Taxes in section X of the final Closing Disclosure is missing the government entity.	01/05/2017: please see attached
01/05/2017: Audit review of revised CD includes Section F property taxes listing the number of months paid and payee. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within XX days from error notification was provided.  Loan will be rated a 'B'.

300226982	24b4f5f5-7dc1-e611-86eb-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	General Compliance Exception 2
This is a dry fund state.  The Estimated Settlement statement in file indicates cash to borrower of x.x vs. the final CD which reflects a cash to borrower of x.x with a discrepancy of x.x Please provide Final Alt A Settlement Statement and explanation of discrepancy.
01/05/2017: please see attached
01/05/2017: Audit reviewed revised CD with cash to borrower of $XX,XXX.XX vs $XX,XXX.XX plus $XXX.XX refund equals $XX,XXX.XX per final Refinance Statement, copy of check for cure, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'.

300228225	0a9e0d21-d9b0-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	The Termite Repairs in section x of the final CD reflects the payee as Termite Company and should reflect the name of the service provider.		12/6/2016: A post close CD dated XX days of consummation was provided to indicate the service provider for the termite repairs. Loan will be rated a B for all agencies.
300228225	3a478134-3b7b-40a2-ac82-c46d511e95a6	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Special Information Booklet / Home Loan Toolkit	The loan file is missing a copy of the Home Loan Tool Kit as evidence it was provided to the borrowers.	12/01/2016: please see attached	12/01/2016: Audit reviewed documentation, and has determined that Disclosures provided did not include evidence of the Home Loan Tool Kit. Loan will be rated a B for the missing disclosure.
300228225	20e3be23-06b0-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in the loan file.		11/29/16: CDA reflecting a value of $820,000.00, which is a -0.0% variance. Condition Cleared.
300238102	f1af3503-d8bb-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in file.	12/14/2016: CDA	12/14/2016: A CDA report reflecting a value $1,534,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
300290729	bc94ba4a-79f4-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
The property taxes in section F of the final Closing Disclosure are missing the government entity.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.
02/22/2017: see attached
02/22/2017: Audit review of revised CD includes Section F property taxes listing the number of months paid and payee. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided.  Loan will be rated a 'B'.

300290729	c2dc31ce-78f4-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report fee was not reflected in section B of the Closing Disclosure despite evidence of a Credit Report in the file. The Credit Report Fee should be disclosed or an attestation that no fee was allocated to the loan transaction must be provided.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.
02/22/2017: see attached
02/22/2017: Audit review of revised CD reflects Credit Report (Sec B) as "paid by others", Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'.

300290729	8809093f-72f4-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in file.	02/21/2017: CDA	02/21/2017: A CDA report reflecting a value $930,000.00, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
300233697	9867c419-39dc-462d-bf6b-386809a4067d	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Special Information Booklet / Home Loan Toolkit	Special Information Booklet/Home Loan Toolkit missing from file.		12/14/2016: Received evidence Borrower was provided the Special Information Booklet/Home Loan Toolkit within XX days of application date. Condition cleared.
300233697	87f37383-b7bb-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Missing Loan Estimate / LE Not in File	Missing LE for change of circumstance dated XX/XX/XXXX		12/14/2016: Change in circumstance is for increase in appraised value. Transaction is a purchase, change in APR would not be triggered. Revised LE not required. Condition rescinded.
300233697	4c001e40-bbbb-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided		12/14/2016: CDA provided reflecting a value of $1,100,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300252105	0c85c65f-f0bb-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.		12/12/2016: CDA provided reflecting reconciled value of $1,300,000 at 0% variance is deemed acceptable. Condition cleared.
300228220	3740b8ba-a1c7-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Third Party Fraud Tool (Report)	The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings. Additional conditions may apply.		1/10/2017: A third party fraud report for both borrowers was provided - no red flags noted. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 747; Years in Field Borrower has 9 years on job

300228220	b9702988-b2c7-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing income documentation
Guidelines require a year-to-date pay stub, documenting X days of income, up through and including the most current pay period at the time of application and not earlier than X days prior to the Note date. Paystub in file is > XX days from the note date. Additional conditions may apply.

01/16/2017:  Received paystub within XX days of note date.  Condition cleared XX/XX/XXXX:  Pending client review XX/XX/XXXX: Although the WVOE was provided, unable to determine the year to date paid thru date as its not complete. Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 747; Years in Field Borrower has 9 years on job

300228220	7e04d789-a2c7-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.		12/22/2016: CDA provided reflecting a value of $1,130,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 747; Years in Field Borrower has 9 years on job

300228220	72a80477-c010-4585-9d33-83827367aeec	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Amount Financed over disclosed (Exceeds $100 variance/threshold) for Purchase Transactions
The Amount Financed is over disclosed and exceeds allowable $XX variance/threshold for Purchase Transactions. The Closing Disclosure dated XX/XX/XXXX reflects an Amount Financed of XX/XX/XXXX vs. actual $XX an over disclosure of $XX

1/10/2017: A post close CD along with a letter of explanation, evidence of shipping and copy of refund check dated within XX days of consummation was provided. Condition cleared. Loan will be graded a B.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 747; Years in Field Borrower has 9 years on job

300228220	dc80ab5c-2afd-4807-9d70-fef36fefd73d	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Finance Charge under disclosed (Exceeds $100 variance/threshold) for Purchase Transactions
The final Closing Disclosure dated XX/XX/XXXX reflects the Finance Charge as $XX vs. Actual Finance Charge of $XX An under disclosure of $XX which exceeds the $XX allowable tolerance for Purchase Transactions.

1/10/2017: A post close CD along with a letter of explanation, evidence of shipping and copy of refund check dated within XX days of consummation was provided. Condition cleared. Loan will be graded a B for Fitch and A for all other agencies.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 747; Years in Field Borrower has 9 years on job

300228220	2b327467-f9db-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	Added XX/XX/XXXX per Compliance: The title fees on the LE are placed incorrectly in Section C when they should have been placed in Section B.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 747; Years in Field Borrower has 9 years on job

300228220	e53102ad-97c7-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Missing Changed Circumstance form
Missing corresponding COC for LE dated XX/XX/XXXX as Section B title owners  increased from $XX to $XX and the title recording service has increased from $XX to $XX The file is missing evidence of a valid change of circumstance.

1/10/2017: A post close CD along with a letter of explanation, evidence of shipping and copy of refund check dated within 60 days of consummation was provided. Condition cleared.  Loan will be graded a B for Fitch and A for all other agencies.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 747; Years in Field Borrower has 9 years on job

300228220	7b77b2d4-5425-4eb5-baba-91dd741df828	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
On the final closing disclosure under section B, appraisal fee reflects a $XX fee paid to borrower. Any lender credits need to be reflected in section J as a lender credit. Please provide a letter of explanation to the borrower, corrected CD, and evidence of delivery
2/21/16: Post close CD in the file shows a lender credit in the amount of $XXX.XX Appraisal fee is now reflected as $XXX.XX compared to the final $XXX.XX. Loan will be graded a B.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 747; Years in Field Borrower has 9 years on job

300228220	607e87a1-0fd2-4d51-a95b-0b092c890f7e	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	WLSP was not provided in the file. Additional conditions may apply.	1/10/2017: As the WLSP was missing, the title fees were treated as if a WLSP was never given and subjected to X% tolerance.
01/16/2017:  Per Compliance, since borrower did not have the opportunity to shop, condition may be cleared.01/16/2017:  Pending Compliance review1/10/2017: Although the title fees on the CD are in section B, indicating the borrower did not shop, the title fees on the LE are in Section C - indicating the borrower was given the opportunity to shop, therefore, a WLSP is required. Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 747; Years in Field Borrower has 9 years on job

300273191	6af51e8c-6e5a-48ca-897d-a2a572356201	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure dated XX/XX/XXXX Contact Information section is incomplete. The License Number of the Settlement Agent is missing.		01/27/2017: Received explanation letter, air bill, copy of check and revised CD. Condition cleared.
 FICO is higher than guideline minimum The guides require a 720 minimum FICO, the Borrower has a 774 FICO. ; Reserves are higher than guideline minimum The guides require minimum of 6 months reserves, Biorrower has > 49 months PITIA reserves. ; Years on Job Borrower employed 32 years with ame company

300273191	f0b9434c-35dc-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided		1/19/2017: CDA provided reflecting reconciled value of $645,000 at 0% variance is deemed acceptable. Condition cleared.
 FICO is higher than guideline minimum The guides require a 720 minimum FICO, the Borrower has a 774 FICO. ; Reserves are higher than guideline minimum The guides require minimum of 6 months reserves, Biorrower has > 49 months PITIA reserves. ; Years on Job Borrower employed 32 years with ame company

300273191	8266a639-fcdc-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Missing Documentation
Please provide documentation supporting the monthly maintenance fee for the Borrower's timeshare, which was not provided.  The account listed on the credit report confirms financing of purchase of the timeshare; however, annual maintenance fees are typically charged in additional to the finance agreement.

01/20/17: Timeshares are not treated like normal REOs and we do not need to request or include tax, insurance or maintenance fees in the borrowers DTI unless they are on the 1040s. (We do include related timeshare loans that report to credit). They are also not reflected in the REO screen on FNMA loans. While this is a jumbo file, our guidelines are silent on the topic so we would refer to FNMA.
01/23/17: Upon further review, total monthly payment for the timeshare is included on the credit report and counted towards the borrower's total DTI. Condition rescinded.
 FICO is higher than guideline minimum The guides require a 720 minimum FICO, the Borrower has a 774 FICO. ; Reserves are higher than guideline minimum The guides require minimum of 6 months reserves, Biorrower has > 49 months PITIA reserves. ; Years on Job Borrower employed 32 years with ame company

300295948	944dfd21-0cfa-493b-91e6-d7f7f48dbf02	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.	The LE reflects a Credit Report fee of $XX with no resulting COC for any subsequent disclosures. The final CD reflects a Credit Report fee of $XX resulting in a $XX refund due for cure.		01/25/2017: A RESPA Credit Report charge cure in the amount of $XX.XX was shown on the final CD. The loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of  36.73%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 802; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 30 months reserves

300295948	884e9e18-13e3-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Initial Closing Disclosure timing requirement not met
Initial CD reflects Date Issue of XX/XX/XXXX with no acknowledgement of receipt on the part of the borrower.  Mailbox Rule/Presumed Receipt applied and borrower not in receipt of Initial CD XX business days prior to consummation.
01/26/2017: Evidence borrower acknowledged the initial CD was provided in the original loan file. Condition rescinded.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of  36.73%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 802; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 30 months reserves

300295948	30b1e19e-4fdf-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report is missing from file.		01/25/2017: A CDA report dated 12/05/2016 reflects a value of $623,800 with 0% variance from appraised value. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of  36.73%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 802; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 30 months reserves

300295948	5cdccd67-15e3-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to Provide Flood Insurance	The loan file is missing a copy of the flood insurance policy. The file contains a copy of the flood application however; is missing the copy of flood policy. Additional conditions may apply.	02/01/2017: see attached	02/01/2017: Audit reviewed Active Flood Policy, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of  36.73%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 802; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 30 months reserves

300295948	6ae28c2a-12e3-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	The Real Estate Commission and Survey Fee in section H of the final CD are missing the names of the Payees. Please provide a LOE and confirmation of delivery to the borrower.		01/27/2017: Received explanation letter, air bill & revised CD adding payees to Section H. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of  36.73%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 802; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 30 months reserves

300295948	672f76b1-14e3-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Missing Verification of Taxes and Insurance amounts for Rental Property	Missing verification of insurance for the XX property listed on the Schedule of Real Estate Owned of the loan application. The loan is non-compliance and additional conditions may apply.	The guidelines do not require someone to have insurance on their rental property and this borrower doesn’t. attached is the LOE from the borrower claiming self insured	01/30/2017: Audit reviewed original loan file. Explanation provided stating the home is F&C and carries no insurance. Condition rescinded.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of  36.73%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 802; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 30 months reserves

300295948	760e4ff0-4773-4050-b497-ddcf67f9c914	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Affiliated Business Disclosure not provided within 3 business days of application date.	Affiliated business disclosure in file is dated XX/XX/XXXX and not provided within XX business days of application date.		01/30/2017: Received evidence Borrower was provided Affiliated Business Disclosure within XX days of application date. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of  36.73%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 802; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 30 months reserves

300312438	e4988bc1-c83e-4fc6-ada0-40d3ad1bc0e4	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure	02/03/2017: see attached
02/03/2017: Audit reviewed attestation for Broker ABA, and has determined that the LENDER ABA was required. Audit acknowledges that the Lender is unable to produce said document, and loan will be rated a B.

300312438	efc149aa-d2e7-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		2/1/2017: CDA provided reflecting reconciled value of $1,400,000 at 0% variance is deemed acceptable. Condition cleared.
300312438	02dc3f52-9ce8-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Closing Disclosure / CD Not in File	The CD is missing from the loan file. The Loan Disclosure Tracking reflects the initial CD was E Consented on XX/XX/XXXX however; the CD is missing from the loan file.	02/03/2017: see attached	02/03/2017: Audit reviewed initial CD, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
300257691	b3a3025b-111e-44f2-8a94-915b38858f9c	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $XX a month vs. the calculated value of $XX  a month. The lender used the incorrect amount of $XX for the  taxes vs. the actual amount of $XX Please provide a corrected CD and LOE to the borrower.

1/12/2017: A post close CD dated within XX days of consummation was  provided to reflect the Estimated Taxes, Insurance and Assessments as $XXX.XX. A letter of explanation and evidence of shipment was also provided. Loan will be rated a B.

300257691	1e8d42b3-add2-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Review Appraisal missing		1/4/2017: CDA- $830,000, 12/9/2016- Moderate Risk- 0% variance to Appraised Value. Condition cleared
300257691	7a33ce00-bad2-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	General Compliance Exception
The subject loan was funded in a dry funding state.  Final settlement statement in file indicates a cash to borrower of $XX vs the final CD which reflects a cash to borrower of $XX with a discrepancy of $XX
01/04/17: Lender provided the corrected CD XX days of consummation, LOE to the borrower, and evidence of mailing. Loan will be graded a B.
300257691	192ab466-d889-4aa8-ac6e-9c7384e24046	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Affiliated Business Disclosure not provided within 3 business days of application date.	File is missing the Lender's Affiliated Business Disclosure. Additional Conditions may apply.		1/10/2017: An attestation from the lender was provided to indicate no affiliates. Condition cleared.
300257691	5cfad312-abd2-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Origination Charges - Section A
The Origination Charges in Section A are subject to X% variance. LE dated XX/XX/XXXX reflects no Rate Lock Fee nor a COC for any subsequent disclosure. Final CD dated XX/XX/XXXX reflects a XX/XX/XXXX Rate lock fee. A letter of explanation, refund of XX/XX/XXXX and courier delivery voucher is required.

1/4/2017: Post Close CD- Lender LOE referenced the Loan Doc error with a Check copy & Courier Delivery voucher. LOE indicated that the Rate lock fee of $1,982.40 was incorrect and that the Recording fee was adjusted (from $XXX to $XXX) to reflect the actual cost. Refund check in the amount of $XXXX dated XX/XX/XXXX was provided with the courier delivery voucher to the Borrowers. Condition cleared. Loan will be graded a B for all agencies.

300262361	b7378191-b7c7-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Documentation
Letter of explanation to the borrower dated XX/XX/XXXX was provided in the file along with the Post Consummation CD, however there is no evidence of proof of delivery to the borrower.  Proof of delivery must be provided.
12/30/16: Proof of delivery provided. Condition cleared.
300262361	b7239ffd-9bc7-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.		12/22/2016: CDA provided reflecting a value of $1,055,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
300262360	fecf12af-d0dd-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.	01/24/2017: CDA
01/24/2017: A CDA report reflecting a value $750,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.1/19/2017: CDA provided reflects a different city vs the property city on the Appraisal, Note and title. Condition remains.

300262360	fd6fd225-6156-4654-a86c-b559ef92f753	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Funding occurred before RTC Expiration Date	The rescission period is through midnight of XX/XX/XXXX and the final CD reflects a disbursement date of XX/XX/XXXX
01/26/2017:  Received evidence rescission was re-opened, timing requirement met.  New Closing Disclosure is not required.  Letter from Settlement Agent verifies borrowers signed the RTC in person.  Condition cleared.01/23/16: Lender provided an updated RTC with a different expiration date. What is required is Notification of the error (i.e., the letter to borrower), reopening of rescission, if applicable, re-disclosed CD, refund to the borrower if applicable, and evidence of shipment. Condition maintained

300262360	ce8e2dc7-bcdd-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Closing Disclosure document error
The property taxes in section F of the final Closing Disclosure are missing the government entity.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.
01/23/17: Lender provided the corrected CD within XX days of consummation, and letter of explanation to the borrower. Condition cleared.
300262360	70d0c2ea-faa5-40d2-b83a-8081fbaad651	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Loan Late Charge Parameters Exceeds State Thresholds	XX days > XX day maximum late fee allowed by the state of the subject property.
02/02/2017: please see attached unilateral letter to the borrower. Please clear condition. Thank you.01/20/17: Disagree. Alabama law states that you cannot charge and collect a late charge unless the payment is in default XX days or more (AL Code Section 5-19-4). XX days is greater than XX days ("XX days or more").

02/02/2017: Audit reviewed the unilateral letter to the borrower, as well as evidence of shipment for evidentiary purposes, and has determined that the document states that the Lender will not charge late fees in excess of the state limitations. Documentation submitted is deemed acceptable. Loan will be rated a Fitch B. XX/XX/XXXX: Audit consulted with Compliance, and has determined that a unilateral letter to the borrower (i.e., the letter does not need to be signed by the borrower) stating that it will not charge in excess of the Alabama limitations and with evidence of refund of any past overages is required. Condition remains. XX/XX/XXXX: Response from our compliance department: This finding is off a bit because it appears the issue is the grace period on the loan which is not the case.  The issue is that AL has late charge parameters that allow for XX% of the amount prepaid up to a maximum late charge of $XXX.XX.For consumer credit transactions subject to the Mini-Code,[1] when a payment is past due XX days or more, the lender can collect a late charge up to XX% of the amount unpaid, or $10 on each late payment, whichever is greater, up to a maximum late charge of $XXX.  Only one late charge is allowed for any late payment.  [Ala. Code § 5-19-4(a).] Condition maintained. The loan in question contains a late charge of X% with no indication or language in the note capping at $XXXX or reference to the requirements of Ala. Code 5-19-4(a).  Based on the payment amount of $XXXX x X% = $XXX.XX which exceeds the maximum allowable late charge of $XXX.XX. XX/XX/XXXX: Sent to compliance for review.

300262360	b63600a7-dfdb-468c-9ff3-a3044e4e6bdf	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Appraisal Fee reflected in section B of the final Closing Disclosure reflects the fee being reimbursed to the broker and does not reflect the name of the actual payee.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.
01/23/17: Lender provided the corrected CD within XX days of consummation, and letter of explanation to the borrower. Condition cleared.
300273190	ac4224cb-dbff-46ab-8fd5-69087aab0624	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Affiliated Business Disclosure not provided within 3 business days of application date.	The Affiliated Business Disclosure in the file is dated XX/XX/XXXX and the original application date is XX/XX/XXXX
01/26/2017: Audit acknowledges that the Lender is unable to produce said document, and loan will be rated a B.01/24/14: Signature section shows XX/XX/XXXX and the document is dated XX/XX/XXXX.  Condition maintained. XX/XX/XXXX: Document provided does not clear this condition. Condition maintained.

300273190	feadd63b-015b-4988-9f58-32f588911a34	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Funding occurred before RTC Expiration Date	The rescission period is through midnight of XX/XX/XXXX and the CD reflects a funding date of XX/XX/XXXX		01/20/17: Lender provided the final closing disclosure which shows the rescission period ended prior to the funding date. Condition cleared.
300273190	f0b552c7-3846-4af5-b492-d50d3e5eae0f	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	HUD Homeownership Counseling Disclosure not provided within 3 days of application	The HUD Homeownership Counseling Disclosure in the file is dated XX/XX/XXXX and the original application date is XX/XX/XXXX		01/20/17: Lender provided the acknowledgement of receipt of the HUD Homeownership Counseling Disclosure within 3 days of the application date. Condition cleared.
300273190	391f5764-f1db-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.
01/18/2017: CDA provided reflecting a value of $660,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.01/17/2017:  Received CDA.  The city on the CDA does not match the city on the note.  Please provide corrected CDA

300273190	510448aa-8ecd-45b5-b040-88310927830a	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Affiliated Business Disclosure not executed	Affiliated Business Disclosure provided in file is not executed by the borrowers. Missing page x of x.	01/26/2017: see attached	01/20/17: Lender provided the executed Affiliated Business Disclosure for the broker. Condition cleared.
300273190	58b9ab43-0ddc-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Closing Disclosure / CD Not in File	Missing Final Closing Disclosure. CD provided in file was dated and signed XX/XX/XXXX which is before the closing date. Additional conditions may apply.		01/20/17: Lender provided the final closing disclosure. Condition cleared.
300273190	1aa14ea3-3357-4ee9-91b8-28708d9fd15d	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Total of Payments is not accurate	The CD dated XX/XX/XXXX reflected total of payments as $XX.XX The actual total of payments is $XX.XX an over-disclosure of $XX.XX		01/24/17: Non material, graded a B.
300322244	5080b0c2-d6ee-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in file.	02/13/2017: CDA	02/13/2017: A CDA report reflecting a value $1,200,000.00, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 755; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months;  credit report (whichever is applicable) verifies 54 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require  6 months reserves, loan qualified with 10.50 months reserves

300322244	3d0018d1-e8ee-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	General Compliance Exception
Final Closing Disclosure incorrectly reflects the closing date as prior to the issuance date and acknowledgement of the document. Final Closing Disclosure incorrectly reflects the disbursement date as prior to expiration of the rescission period and Right-To-Rescind disclosure acknowledged on the same day.
02/09/2017: Post Close CD in the loan file reflects the Disbursement date as XX/XX/XXXX. Condition cleared. Loan will be graded a B for all agencies
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 755; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months;  credit report (whichever is applicable) verifies 54 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require  6 months reserves, loan qualified with 10.50 months reserves

300322244	abf2dc5a-0bef-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Business Tax Returns
Missing the signed and dated business tax returns for businesses A, B and C listed on the Schedule E of the 1040.  The loan file contains XX years tax returns for business A, B and C however; they were not signed and dated prior to the Note date.
02/15/2017: please see attached signed pages of returns.
02/15/2017: Audit reviewed executed XXXX/XXXX Business Tax Returns for all Schedule E-Part II (A-C) businesses, and has determined that the documentation was dated prior to consummation. QM requirements were met. Condition cleared.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 755; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months;  credit report (whichever is applicable) verifies 54 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require  6 months reserves, loan qualified with 10.50 months reserves

300322244	35a124bd-0cef-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.
The service provider list in file is an old RESPA service provider list and does not list the individual "services" associated with each provider. It is not the service provider list that is under form x in the rule. The WLSP is itself a violation and it is confusing to consumers because it has text that relates to the GFE.
02/09/2017: Audit calculated section B and C fees and are within XX% tolerance for worst case scenario. Loan will be rated a B.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 755; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months;  credit report (whichever is applicable) verifies 54 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require  6 months reserves, loan qualified with 10.50 months reserves

300322244	63a338b4-e0ee-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
x PREPAIDS. Under the subheading “Prepaids” and in the applicable column as described in paragraph (g) of this section, an itemization of each amount for charges described in x the name of the person ultimately receiving the payment or government entity assessing the property tax, provided that the person ultimately receiving the payment need not be disclosed for the disclosure required by x when disclosed pursuant to this paragraph, and the total of all such itemized amounts that are designated borrower paid at or before closing
02/15/2017: please see attached CD
02/15/2017: Audit review of revised CD includes Section F Hazard Insurance and Property taxes listing the number of months paid and payees. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided.  Loan will be rated a 'B'. XX/XX/XXXX:  A Post Close CD does not reflect the government entity.  Condition remains.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 755; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months;  credit report (whichever is applicable) verifies 54 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require  6 months reserves, loan qualified with 10.50 months reserves

300322244	b5afc70b-0def-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert Fee was not reflected in section B of the Closing Disclosure despite evidence of a credit report and a flood cert in the file.  The Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
02/15/2017: please see attached CD
02/15/2017: Audit review of revised CD reflects Flood Cert Fee (Sec B) as "paid by others", Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within XX days from error notification was provided. Loan will be rated a 'B'. 02/09/2017:  A Post Closing CD in the loan file does not reflect a Flood fee.  Condition remains.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 755; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months;  credit report (whichever is applicable) verifies 54 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require  6 months reserves, loan qualified with 10.50 months reserves

300322244	5dd8d063-91ef-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Right to Cancel form not properly executed
The Right to Cancel form in the loan file was not executed by the other interested vested party to the Rescindable Transaction.  If the transaction is rescindable, the disclosures shall be made to each consumer who has the right to rescind. Additional conditions may apply.
															02/15/2017: see attached	02/15/2017: Audit reviewed the executed Right to Cancel by the co-borrower, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 755; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months;  credit report (whichever is applicable) verifies 54 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require  6 months reserves, loan qualified with 10.50 months reserves

300265091	ab0662a7-2cc2-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Balance Sheet	File is missing the current year balance for the borrower's schedule C income. Additional conditions may apply.		12/29/16: lender provided an LOE regarding no income generated in XXXX. Condition cleared.			DTI is lower than guideline maximum DTI 33.71% compared to G/L 43%; FICO is higher than guideline minimum FICO 799 compared to G/L 720.; Years in Field 15 years in field for borrower.
300265091	8bafa942-0cc2-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.		12/16/2016: CDA provided reflecting a value of $664,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.			DTI is lower than guideline maximum DTI 33.71% compared to G/L 43%; FICO is higher than guideline minimum FICO 799 compared to G/L 720.; Years in Field 15 years in field for borrower.
300265091	b14e5a47-2ec2-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Missing LOE	Assets are held jointly with non borrowing spouse. Please provide a signed letter of explanation granting 100% access to funds. Additional conditions may apply.		12/29/16: Upon further review, an LOE from the non borrowing spouse in not required. Condition rescinded.			DTI is lower than guideline maximum DTI 33.71% compared to G/L 43%; FICO is higher than guideline minimum FICO 799 compared to G/L 720.; Years in Field 15 years in field for borrower.
300265091	0ce6bfbe-2cc2-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(w)	CB	B	B	Credit	General Credit Exception	Guideline exception: Self-employed borrowers are not eligible for this program, even if self-employment income is not being used to qualify. COC states program change to specific program.	01/11/2017: this has already been reviewed by investor and discussed in a conference call today12/28/16: This should not be a XXXX condition
01/11/2017:Audit reviewed the client approved exception. Loan will be rated a B.01/11/2017: e-mailed management, please advise01/04/2017: Audit escalated the exception request, and was not approved. Condition will remain as active and loan is rated IVR3 at this time.12/29/16: pg XX of the XXX XXXX guidelines dated XX/XX/XXXX states Self-employed borrowers are not eligible for this program, even if self-employment income is not being used to qualify. COC states program change to specific program. Lender to review. Condition maintained.
DTI is lower than guideline maximum DTI 33.71% compared to G/L 43%; FICO is higher than guideline minimum FICO 799 compared to G/L 720.; Years in Field 15 years in field for borrower.
300265091	2bc2d806-0cc2-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood report fee was not reflected in section B of the Closing Disclosure despite evidence of a flood report in the file.  The flood Report Fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
																12/29/16: Lender provided the corrected within CD X days of consummation and LOE to the borrower. Condition cleared.			DTI is lower than guideline maximum DTI 33.71% compared to G/L 43%; FICO is higher than guideline minimum FICO 799 compared to G/L 720.; Years in Field 15 years in field for borrower.
300265091	a4dacafe-3b7f-48e3-989f-8c7cd779cd68	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.
The service provider list in file is not considered valid according to 1026.19 (e)(1)(vi)(C), since it does not state that the consumer may shop and reference the corresponding LE or includes a statement that the consumer may choose a different provider.
																12/14/2016: Audit calculated the section C fees, and are within 10% tolerance for worst case scenario. Loan will be rated a B			DTI is lower than guideline maximum DTI 33.71% compared to G/L 43%; FICO is higher than guideline minimum FICO 799 compared to G/L 720.; Years in Field 15 years in field for borrower.
300318721	a7b8140f-91bf-471a-9b0d-cfba801c2499	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Appraisal Fee reflected in section B of the final Closing Disclosure reflects the fee being reimbursed to the broker and does not reflect the name of the actual payee.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.
01/30/2017: Received explanation letter, air bill and revised CD with correct payee for Appraisal Fee. Condition cleared.
300318721	5f435bcc-ebe3-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report is missing from file.		01/27/2017: A CDA report reflecting a value $850,000 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
300310983	f5383ce7-faee-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.	02/13/2017: CDA	02/13/2017: A CDA report reflecting a value $1,535,000.00, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 756; Reserves are higher than guideline minimum : UW Guides require 18 months reserves, loan qualified with 131.10 months reserves; Years in Field Borrower has 40 years in Field

300310983	fdbb739a-002f-4cf8-a774-0ff84b486e27	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)
Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. . When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met.
02/14/2017: please rescind this condition- disclosure history (pages X-X) shows initial cd was esigned on XX/XX/XXXX and was also included in your file upload on pages XXX-XXX
02/14/2017: Audit reviewed electronic log showing the disclosures provided within the loan file, when they were provided and when the borrower accessed them, and has determined that sufficient evidence was provided reflecting initial CD was viewed and acknowledged at least X days prior to consummation. Condition rescinded.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 756; Reserves are higher than guideline minimum : UW Guides require 18 months reserves, loan qualified with 131.10 months reserves; Years in Field Borrower has 40 years in Field

300310983	fdd32aab-faee-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	DTI Exceeds Guidelines
1008 DTI XX.XXX%, Audit DTI XX.XX%, When calculating income, the lender did not include the Mortgages, Notes, Bond <1 year amount from the XXXX Schedule X of the business tax returns.  Loan is non QM compliant due to the DTI is over XX%.
03/01/2017: see attached02/16/2017: see attached explanation and rescind
03/01/2017: Audit consulted with Compliance, and has determined that if the business has sufficient liquid assets to cover the amounts, then these may be excluded from the debt ratio calculation based on GSE guidance. Condition rescinded.   03/01/2017: E-mailed Compliance02/17/2017:  Per appendix Q, “S” corporation depreciation and depletion may be added back to income in proportion to the consumer’s share of the corporation’s income.  In addition, the income must also be reduced proportionately by the total obligations payable by the corporation in less than one year.  Condition remains.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 756; Reserves are higher than guideline minimum : UW Guides require 18 months reserves, loan qualified with 131.10 months reserves; Years in Field Borrower has 40 years in Field

300310983	6b73fd65-aeef-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing verbal verification of employment	Missing verbal verification of employment by a CPA or business license for the borrower's self-employment as required per the lender's guidelines.	02/16/2017: see attached02/14/2017: see attached which was on page XXX of your file upload- please rescind condition
02/16/2017: Audit reviewed the CPA documentation submitted, and has determined that the document provided was within 30 days prior to the Note date. Condition cleared.02/14/2017: Audit reviewed the Lender Rebuttal, and has determined that the page referenced is for the Schedule X entity. Missing a CPA or business license for the borrower's S-Corporation. Condition remains.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 756; Reserves are higher than guideline minimum : UW Guides require 18 months reserves, loan qualified with 131.10 months reserves; Years in Field Borrower has 40 years in Field

300306386	36a56aba-32f5-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects an Appraisal Fee of $XXX.XX with no resulting COC for any subsequent disclosures. The final CD reflects an Appraisal Fee of $XXX.XX.  This fee is in a 0% tolerance section.  Lender tolerance cure of $XX is required.
02/17/2017: The Final CD reflects a post close tolerance cure of $XX.00, which is sufficient. Loan will be rated a B for all agencies.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 43.00%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of  36.81%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 814

300306386	9fc3cf83-33f5-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Documentation
Missing Documentation: Transaction requires closure of a HELOC. Please provide evidence of closure for 2nd lien via Executed letter.  Prelim Title has an unsigned Letter to the Lender with instructions to freeze and close the HELOC. Additional conditions may apply.
02/23/2017: see attached
02/23/2017: Audit reviewed executed closure of HELOC, and has determined that the documentation request account to be closed and lien released. Documentation submitted is deemed acceptable. Condition cleared.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 43.00%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of  36.81%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 814

300306386	d7bec9df-ccff-4147-a3e9-4351dfd681fe	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Credit Report Fee in section B of the final Closing Disclosure reflects “reimburse” to the Lender, but does not reflect the name of the payee. A Letter of Explanation and confirmation of delivery to the borrower is required.
03/02/2017: see attached03/01/2017: see attached
03/02/2017: Audit review of revised CD, copy of check for cure, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'.  03/01/2017: Audit review of revised CD includes payee for Credit Report fee, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. HOWEVER, missing copy of check for cure of $XXX.XX as stated within the Notification letter. Condition remains.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 43.00%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of  36.81%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 814

300306386	db33a1f3-30f5-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.	02/22/2017: CDA	02/22/2017: A CDA report reflecting a value $1,310,000.00, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 43.00%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of  36.81%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 814

300306386	2e4b2e69-33f5-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing HELOC agreement
Missing HELOC agreement: The HELOC agreement for the subject property is missing. Please provide an executed copy of the Home Equity Line Truth in Lending and Agreement. Additional conditions may apply.
02/23/2017: see attached
02/23/2017: Audit reviewed executed closure of HELOC, and has determined that the documentation request account to be closed and lien released. Documentation submitted is deemed acceptable. Condition cleared.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 43.00%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of  36.81%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 814

300306386	6c1600ed-52f5-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing 1008 or Underwriter Approval	Missing final 1008. 1008 provided in file was preliminary.	02/23/2017: see attached	02/23/2017: Audit reviewed Final 1008, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 43.00%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of  36.81%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 814

300306386	d762da7b-396b-4bf7-a38b-c01e417b20ff	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The transfer tax listed in section E of the final Closing Disclosure does not list the name of the government entity assessing the tax.	03/01/2017: see attached
03/01/2017: Audit review of revised CD includes payee to Transfer Tax Fee in Sections E, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 43.00%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of  36.81%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 814

300324135	1bd19b2b-b6f2-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.	02/16/2017: CDA	02/16/2017: A CDA report reflecting a value $1,300,000.00, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
300324135	9f6773dd-68b6-4f2d-be08-10fa0dcfa650	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Total of Payments is not accurate	The final CD reflects Total Interest Percentage (TIP) of XX.XX% vs actual TIP of 82.345% with a difference of X.XXX% over-disclosed.	02/24/2017: see revised CD
02/24/2017: Audit review of revised CD reflects correct TOP and TIP. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'.

300324135	4178deb6-9d8d-4a41-800e-78bf86da41f2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Total Interest Percentage (TIP) is not accurate.	The final CD reflected a total of payments $1,901,069.84. The actual total of payments is $1,900,428.82, an over-disclosure of $641.02.	02/24/2017: see revised CD
02/24/2017: Audit review of revised CD reflects correct TOP and TIP. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'.

300324135	fb02e838-ddf2-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Certificate Fee was not reflected in Section B of the Closing Disclosure despite evidence of a Flood Certificate in the file.  The Flood Certificate Fee should be disclosed in Section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.  Please provide a  LOE and confirmation of delivery to the borrower.
02/24/2017: see revised CD
02/24/2017: Audit review of revised CD reflects Flood Cert Fee (Sec B) as "paid by others", Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'.

300324135	a7b244f6-02f3-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure for the lender.	02/16/2017: the loan closed in the broker's name, attached is the attestation letter	02/16/2017: Audit review of lender attestation statement regarding "no Affiliated Businesses" is deemed acceptable, condition cleared.
300322511	d44f3acb-bcf2-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Certificate Fee was not reflected in Section B of the Closing Disclosure despite evidence of a Flood Certificate in the file.  The Flood Certificate Fee should be disclosed in Section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
02/16/2017: see attached
02/16/2017: Audit review of revised CD reflects Flood Cert Fee (Sec B) as "paid by others", Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 60%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 766; No Mortgage Lates UW Guides require 0x30 days late in the most recent 24 months ; VOM verifies 60 monhts payment history with no late payments reported

300322511	ddc09012-bdf2-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.	02/15/2017: CDA	02/15/2017: A CDA report dated 01/18/2017 reflected a value of $1,300,000 with a 0% variance from the appraised value. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 60%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 766; No Mortgage Lates UW Guides require 0x30 days late in the most recent 24 months ; VOM verifies 60 monhts payment history with no late payments reported

300325099	1cb0b26a-c7ef-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure
File is missing the Lender Affiliated Business Disclosure. Only the Broker Affiliated Business Disclosure was provided.  If the lender is not affiliated with any other businesses, please provide an attestation stating such.
															02/14/2017: lender at closing was broker, only broker disclosure needed and provided . Please rescind this condition.	02/14/2017: Audit concurs with the Lender Rebuttal, Condition rescinded.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43.00%, loan qualified with DTI of 34.44%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 754; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 12.70 months reserves

300325099	73906352-aeef-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in file.	02/13/2017: CDA	02/13/2017:A CDA report reflecting a value $875,000.00, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43.00%, loan qualified with DTI of 34.44%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 754; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 12.70 months reserves

300325099	6ca677b9-2f86-45df-bc59-62a8c89a24b6	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Revised LE provision timing requirement to consummation not met
The LE reflects a Date Issued of x Mailbox Rule/Presumed Receipt is applied and borrower was not in receipt of the LE x specific business days prior to consummation.  Additionally, Disclosure History provided in the file is for a different borrower.  Provide Disclosure History for the subject borrower reflecting the borrower’s acknowledgment of the LE dated XX/XX/XXX
02/16/2017: please see attached disclosure history for the borrower XX/XX/XXXX: please see attached 1/6 LE that was included in the credit package along with the disclosure history.
02/16/2017: Audit reviewed electronic log showing the disclosures, when they were provided and when the borrower accessed them, and has determined that sufficient evidence was provided reflecting last LE was viewed and acknowledged at least XX days prior to consummation. Condition cleared.XX//XXXX: Audit reviewed the Disclosure History, and has determined that it is for the INCORRECT borrower. Loan number and borrower do not match loan file. Condition remains

 DTI is lower than guideline maximum UW Guides maximum DTI of 43.00%, loan qualified with DTI of 34.44%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 754; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 12.70 months reserves

300325099	752564b1-7f78-4e08-ac03-902c7504f01a	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Waiver by borrower of Revised LE timing requirement not provided or properly documented
There was no evidence of a waiver by borrower in the file.  The LE reflects a Date Issued of XX/XX/XXXX Mailbox Rule/Presumed Receipt is applied and borrower was not in receipt of the LE x specific business days prior to consummation.  Additionally, Disclosure History provided in the file is for a different borrower.  Provide Disclosure History for the subject borrower reflecting the borrower’s acknowledgment of the LE dated XX/XX/XXXX
02/16/2017: please see attached disclosure history for the borrower XX/XX/XXXX: Please see initial LE that was included in the credit package and correct disclosure history
02/16/2017: Audit reviewed electronic log showing the disclosures, when they were provided and when the borrower accessed them, and has determined that sufficient evidence was provided reflecting last LE was viewed and acknowledged at least XX days prior to consummation. Condition cleared. XX/XX/XXXX: Audit reviewed the Disclosure History, and has determined that it is for the INCORRECT borrower. Loan number and borrower do not match loan file. Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43.00%, loan qualified with DTI of 34.44%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 754; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 12.70 months reserves

300325099	631735ef-b0ef-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing 1008 or Underwriter Approval	The x or Underwriter Approval is missing from the file.	02/14/2017: please see attached	02/14/2017: Audit review of 1008 documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43.00%, loan qualified with DTI of 34.44%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 754; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 12.70 months reserves

300325099	86071f53-407a-4a55-b9b6-eb69975badbe	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The transfer tax listed in section E of the final Closing Disclosure does not list the name of the government entity assessing the tax.	02/14/2017: see attached CD
02/14/2017: Audit review of revised CD includes payee to Transfer Tax Fee in Sections E, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated 'B'.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43.00%, loan qualified with DTI of 34.44%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 754; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 12.70 months reserves

300325099	260d6240-b3ef-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Certificate Fee was not reflected in section B of the Closing Disclosure despite evidence of a credit report and a flood certificate in the file. The Flood Certificate fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
02/14/2017: see attached CD
02/14/2017: Audit review of revised CD reflects Flood Cert(Sec B) as "paid by others", Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within XX days from error notification was provided. Loan will be rated a 'B'.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43.00%, loan qualified with DTI of 34.44%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 754; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 12.70 months reserves

300314452	9341f874-561f-4f24-89d1-0eb10968452e	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error
The final Closing Disclosure Contact Information section is completed in error.  The XX  License ID of the Settlement Agent is incorrect.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.

02/08/2017:  A Post Close CD provided in the file reflects the correct CA Contact ID.  A letter of explanation to the borrower along with proof of delivery was also provided in the file.  Condition Cleared.  Loan will be graded a B for all agencies.

300314452	03e9dada-d8ec-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee was not reflected in section B of the Closing Disclosure despite evidence of a credit report in the file.  The Credit Report fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
02/13/2017: please see attached revised CD
02/13/2017: Audit review of revised CD reflects Credit Report (Sec B) as "paid by others", Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within XX days from error notification was provided. Loan will be rated a 'B'.

300314452	bdec0966-d8ec-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	The Appraisal Report Fee in section B of the Closing Disclosure reflects "reimburse" to the Lender, but does not reflect the name of the payee.		2/6/2017; A Post Close CD reflects the Appraisal Report payee name and an LOE with proof of shipment. Condition cleared. Loan will be graded a B for all agencies
300314452	2ce36362-c5ec-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in file.		02/08/2017: A CDA report reflecting a value $790,000 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
300314324	318a7d72-28f2-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert Fee was not reflected in section B of the Closing Disclosure despite evidence of a flood cert in the file.  The Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.  Please provide LOE and confirmation to borrower.
02/21/2017: see attached
02/21/2017: Audit review of revised CD reflects Flood Cert Fee (L)-(Sec B) as "paid by others", Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'. 02/13/0217:  A Post Close CD does not reflect a Flood Cert fee.  Condition remains.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 767; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 31.90 months reserves; Years on Job Borrower has 18.17 years on job

300314324	b6761975-d2ef-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.	02/15/2017: CDA	02/15/2017: File has a CDA report dated 1/17/2017 with a value of $1,370,000 with a 0% variance of the appraised value. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 767; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 31.90 months reserves; Years on Job Borrower has 18.17 years on job

300314324	d504627e-26f2-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Documentation	Executed Home Equity Line of Credit (HELOC) closure letter reflecting HELOC was frozen and closed was not provided in the file.	02/27/2017: see attached	02/27/2017: Audit reviewed executed "Request to Close Equity Line of Credit Account", and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 767; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 31.90 months reserves; Years on Job Borrower has 18.17 years on job

300314324	75bb495a-d447-452b-bb97-4d48fd84d06a	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Loan Late Charge Parameters Exceeds State Thresholds
The Note Late charge grace period reflects 15 days. The State of AL allows 10 days. For consumer credit transactions subject to the Mini-Code,  when a payment is past due 10 days or more, the lender can collect a late charge up to 5% of the amount unpaid, or $10 on each late payment, whichever is greater, up to a maximum late charge of $100. Only one late charge is allowed for any late payment. [Ala. Code § 5-19-4(a).]
02/23/2017: see attached02/21/2017: see attached
02/23/2017: Audit reviewed the unilateral letter to the borrower, as well as evidence of shipment for evidentiary purposes, and has determined that the document states that the Lender will not charge late fees in excess of the state limitations. Documentation submitted is deemed acceptable. Loan will be rated a Fitch B. 02/21/2017: Audit reviewed the finding, and has determined that it appears the issue is the grace period on the loan which is not the case. The issue is that AL has late charge parameters that allow for 5% of the amount prepaid up to a maximum late charge of $100.00. For consumer credit transactions subject to the Mini-Code,[1] when a payment is past due 10 days or more, the lender can collect a late charge up to 5% of the amount unpaid, or $10 on each late payment, whichever is greater, up to a maximum late charge of $100. Only one late charge is allowed for any late payment. [Ala. Code § 5-19-4(a).] The loan in question contains a late charge of 5% with no indication or language in the note capping at $100.00 or reference to the requirements of Ala. Code 5-19-4(a). Based on the payment amount of $4,859.12 x 5% = $242.95 which exceeds the maximum allowable late charge of $100.00. A unilateral letter to the borrower (i.e., the letter does not need to be signed by the borrower) stating that it will not charge in excess of the Alabama limitations and with evidence of refund of any past overages is required. Condition remains.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 767; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 31.90 months reserves; Years on Job Borrower has 18.17 years on job

300314324	d994e00c-bed4-48e9-8060-19c496a8ddf3	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Transfer tax Fees on C.D. exceeds corresponding LE fees (0% Tolerance) - not supported by C.O.C.
The LE dated 0XX/XX/XXXX reflected a Transfer Tax of $X,XXX.XX; file has no resulting CoC or any subsequent disclosures. The final CD reflects a Transfer Tax of $X,XXX.XX. This fee is in a 0% tolerance section. Lender tolerance cure of $XXX.XX is required along with a LOE and confirmation of delivery to the borrower.
02/21/2017: see attached
02/21/2017: Audit review of revised CD, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'. 02/13/2017: A Post Close CD provided in the loan file reflects a tolerance cure of $XXX.XX, which is sufficient and within 60 days. No LOE and confirmation of delivery to the borrower.  Condition remains.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 767; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 31.90 months reserves; Years on Job Borrower has 18.17 years on job

300314324	8629ae8c-d2ef-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
The Transfer Tax in section E of the final Closing Disclosure is paid to "XXXXX" and is missing the government entity name.  Additionally, the Recording Fees is missing the breakdown of the actual fee for the deed or mortgage.  Provide a LOE and confirmation of deliver to the borrower.
02/21/2017: see attached
02/21/2017: Audit review of revised CD includes payee to Transfer Tax Fee in Sections E, and documentation submitted is deemed acceptable. Additionally, the Recording Fees reflects the breakdown  Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'. 02/13/2017: A Post CD reflects the County name for the Transfer Tax payment and specific mortgage/deed fee however LOE and confirmation of delivery are missing.  Condition remains.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 767; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 31.90 months reserves; Years on Job Borrower has 18.17 years on job

300322409	6da4d39d-befa-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Missing Evidence of HELOC Draw for the Past 12 Months	Missing 12 month draw history for HELOC on subject property. Addition conditions may apply.	03/01/2017: The HELOC was paid off with this cash out refinance so evidence of any draws in the past 12 months is not required. Please rescind this condition.	03/01/2017: Audit concurs with the Lender Rebuttal, condition rescinded.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 65%, loan qualified with CLTV of 22.28%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.69%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 820

300322409	579b0a16-0a7e-46ce-8dc3-289d25bc8ff1	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	The Property Taxes in section X of the final Closing Disclosure is missing the name of government entity. Please provide a letter of explanation and confirmation of delivery to the borrower.	03/02/2017: see attached
03/02/2017: Audit review of revised CD includes Section F property taxes listing the number of months paid and payee. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided.  Loan will be rated a 'B'.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 65%, loan qualified with CLTV of 22.28%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.69%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 820

300322409	f186ad5d-1afa-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file.	02/28/2017: CDA	02/28/2017: A CDA report reflecting a value $3,950,000.00, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 65%, loan qualified with CLTV of 22.28%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.69%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 820

300322409	d6b8ad16-bffa-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Cash Out Amount Exceeds Guideline Maximum
Cash out exceeds maximum allowed:  $129,993.03 to borrower, $153,589.30 & $134,663.41 to pay off other real estate = $418,241.74 total cash out which is greater than $350,000 per guidelines for 65% CTLV with 6 months’ reserves. Borrower cannot drop to lower CLTV bracket due to 8.4 months verified reserves.
03/01/2017: 2/28/17 on a $1,000,000 loan amount the maximum reserves required is 6 months.This loan amount is $880,000. This is a 22% LTV that allows $500,000 cash out. Please rescind this condition.
03/01/2017: Audit re-analyzed cash out guides, and has determined that with a loan amount of $880,000 divided by $3,950,000 Appraisal Value equals 22.28% LTV/CLTV. Per guidelines on Cash Out Refinances, cash out is limited to the following: $500,000 to maximum 50% LTV. Condition rescinded.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 65%, loan qualified with CLTV of 22.28%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.69%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 820

300322409	561cbeec-befa-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Missing Documentation
Credit report reflects a closed HELOC with a balance and monthly payment.  This account was not paid off at closing.  Evidence of corresponding property not provided.  Rental income to be recalculated upon receipt.

03/01/2017: 2/28/17 Please see the attched mortgage dated XX/XX/XXXX that shows the lien is on the property located at REO #X on XXXX. The $XXX debt was included on the loan application and was part of the debt on the loan application of $XXX,XXX.XX. This mortgage was in the original package sent. Please rescind this condition.
03/01/2017: Audit reviewed the Lender Rebuttal, and has determined that the HELOC account is attached to the REO #3 on final 1003. Documentation was provided within the loan file. Condition rescinded.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 65%, loan qualified with CLTV of 22.28%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.69%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 820

300335798	31e14681-2d08-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing income documentation	Missing Social security award letter and proof of social security income deposits for both borrowers.
04/03/17: Agree Award letter required not obtained. However SSI income was $XXX/month & $XXXX borrower qualified if you remove that income what's left is $XXXX.XX DTI would have been XX%03/20/17: The SSI income was documented with two months bank statements.

04/06/17: Removal of the SSI from the combined income shows a DTI of XX%. Condition cleared. 03/21/17: Documented evidence to verify social security income must be from the benefit letter form the Social Security Administration, i.e award letter, budget letter, or benefits letter to be considered a qualified mortgage. Condition maintained.

 FICO is higher than guideline minimum 793 lowest middle score is higher than guideline minimum.; Reserves are higher than guideline minimum 66.7 months reserves; Full Documentation Full documentation loan.

300335798	e597e52d-d840-48b5-a434-925c222bad2b	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	Contact NMLS ID for Settlement agent reported incorrectly on CD dated XX/XX/XXXX		Loan is graded B.
 FICO is higher than guideline minimum 793 lowest middle score is higher than guideline minimum.; Reserves are higher than guideline minimum 66.7 months reserves; Full Documentation Full documentation loan.

300335798	90a8d1e1-3808-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		03/15/2017: CDA provided reflecting a value of $1,000,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 FICO is higher than guideline minimum 793 lowest middle score is higher than guideline minimum.; Reserves are higher than guideline minimum 66.7 months reserves; Full Documentation Full documentation loan.

300335798	97637f31-ff39-4f37-8c76-a45113797329	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Total of Payments is not accurate	The CD dated XX/XX/XXXX reflected total of payments as $XX The actual total of payments is $XX.an over-disclosure of $XX	03/16/2017: uploading due diligence response	03/21/2017: Audit acknowledges the client approved exception for TOP over disclosure greater than $XXX. Loan will be rated a B.XX/XX/XXXX: Pending investor review
 FICO is higher than guideline minimum 793 lowest middle score is higher than guideline minimum.; Reserves are higher than guideline minimum 66.7 months reserves; Full Documentation Full documentation loan.

300335797	e6d82243-05fd-e611-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.		03/13/2017: CDA provided reflecting a value of $1,155,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300335797	2dae874a-d4c6-422d-8f81-a526c7f0029c	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Loan Late Charge Parameters Exceeds State Thresholds
Loan Late Charge Parameters Exceeds NC State Thresholds: Lenders may charge a late payment charge of up to x of the amount of the payment past due, if the payment is at least x days past due.  The late payment charge may not be imposed more than once with respect to a single late payment.  Further, after a late charge has been imposed, a lender may not impose another late charge with respect to any future payment which would have been timely and sufficient but for the previous default unless (i) the loan agreement provides that subsequent payments first will be applied to the past due balance and (ii) the borrower resumes making installment payments but does not pay all past due installments.  If those conditions are satisfied, the lender may enforce the contract according to its terms and impose a separate late payment charge for each installment that becomes due until the default is cured.  Note that a lender must notify the borrower within XX days following the due date that a late payment charge has been imposed.  Each late payment charge must be paid unless the borrower can show that the installment was paid in full and on time.  If the borrower informs the lender that nonpayment of an installment is in dispute and presents proof of payment within XX days of receipt of the lender’s notice of late charge, the lender may not collect a late payment charge from the borrower.

03/07/17: Please be advised that the lender is a XXXXXXX XXXX and the loan late charge of X% applied to the loan is in compliance with federal laws. Please see the rule below. § 7.4001 - Charging interest at rates permitted competing institutions; charging interest to corporate borrowers.  (a) Definition. The term ‘‘interest’’ as used in 12 U.S.C. 85 includes any payment compensating a  creditor or prospective creditor for an extension of credit, making available of a line of credit, or any default or breach by a borrower of a condition upon which credit was extended.It includes, among other things, the following fees connected with credit extension or availability: numerical periodic rates, late fees, creditor-imposed not sufficient funds (NSF) fees charged when a borrower tenders payment on a debt with a check drawn on insufficient funds, over limit fees, annual fees, cash advance fees, and membership fees. It does not ordinarily include  appraisal fees, premiums and commissions attributable to insurance guaranteeing repayment of any extension of credit, finders’ fees, fees for document preparation or notarization, or fees
03/28/17: Lender is not required to adhere to state guidelines. Condition rescinded. XX/XX/XXX: Lender is not listed on the OCC site as a national bank. Condition maintained.
300335794	cfce6c54-c608-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing HUD-1 From Sale of Previous Property	Missing Final HUD from sale of other property. The HUD in the file is preliminary.		03/29/17: Final signed HUD from sale of other property provided. Condition cleared.
 FICO is higher than guideline minimum 791 FICO higher than 720 guideline minimum; Years in Field Borrower Coborrower have 18 years in current field.; Years on Job Borrower Coborrower have 10 years on current job

300335794	33756db8-7c08-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		03/15/2017: CDA provided reflecting a value of $735,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 FICO is higher than guideline minimum 791 FICO higher than 720 guideline minimum; Years in Field Borrower Coborrower have 18 years in current field.; Years on Job Borrower Coborrower have 10 years on current job

300335794	70785c1b-c608-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing asset documentation	Missing most recent XX consecutive months of assets as listed on the final XX verified assets are less than XX cash to close.		03/17/17: Asset documentation provided. Condition cleared.
 FICO is higher than guideline minimum 791 FICO higher than 720 guideline minimum; Years in Field Borrower Coborrower have 18 years in current field.; Years on Job Borrower Coborrower have 10 years on current job

300335791	10e360e5-6308-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		03/15/2017: CDA provided reflecting a value of $1,900,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300335791	f576e0aa-e33f-443e-98de-64fce42dbc13	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Total of Payments is not accurate	The final CD reflected total of payments as $XXXX The actual total of payments is $XXXX an over-disclosure of $XXXX		03/15/17 - Total of Payments is over disclosed by $X.XX and is considered non-material. Loan will be graded a B.
300335791	47466708-b204-4bfd-b476-b1af9a2b8cad	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Finance Charge under disclosed (Exceeds $100 variance/threshold) for Purchase Transactions	The final Closing Disclosure reflects the Finance Charge as $XX vs. actual Finance Charge of $XX An under disclosure of $XX which exceeds the X% allowable tolerance for Rescindable Transactions.	03/23/17: On the final CD, 2 fees are not APR fees. UCC1 $XXX.XX and July Maintenance $XXXX.XX
03/27/17: Upon further review, 2 fees are not APR fees. UCC1 $XXX.XX and July Maintenance $X,XXX.XX. Condition cleared. 03/18/17: Fees included in the finance charge: Application Fee Lender Borrower $XXX.XX ,Commitment Fee Lender Borrower $XXX.XX,Unlisted Other Borrower $XXX.XX,Miscellaneous Other Borrower $XXXX.XX Discount Fee Lender Borrower $XXXX.XX,Prepaid Interest / Odd Days Interest - Prepaids Lender Borrower $XXXX.XX. Condition maintained.

300335791	b3e9500c-0a68-49d4-89b6-34cfb7425938	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Amount Financed over disclosed (Exceeds $100 variance/threshold) for Purchase Transactions
The Amount Financed is over disclosed and exceeds allowable x variance/threshold for Non - Purchase Transactions. The final Closing Disclosure reflects an Amount Financed of $XXXX vs. actual $XXXX an over disclosure of $XXXX
03/23/17: On the final CD, 2 fees are not APR fees. UCC1 $XXX.XX and July Maintenance $XXXX.XX
03/27/17: Upon further review, 2 fees are not APR fees. UCC1 $XXX.XX and July Maintenance $X,XXX.XX. Condition cleared. 03/18/17: Fees included in the finance charge: Application Fee Lender Borrower $XXXX.XX ,Commitment Fee Lender Borrower $XXX.XX,Unlisted Other Borrower $XXXX.XX,Miscellaneous Other Borrower XXXX.XX Discount Fee Lender Borrower $XXXX.XX,Prepaid Interest / Odd Days Interest - Pre paids Lender Borrower $XXXX.XX. Condition maintained.

300335788	c1d9ffb7-dc08-4a10-b005-c12dbcdc30ca	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	CD Document does not match actual calculated values for Estimated Total Monthly Payment
The final Closing Disclosure does not match actual calculated values for Estimated Total Monthly Payment. The CD shows the payment amount as Years X - XX include the amounts of P&I estimated escrow & estimated total. The calculated payment amount is Years X - XX. The lender did not include $XX for HOA fee.
															03/08/17: Borrower is not escrowing for HOA dues; documentation is correct as-is. Please clear this condition.	03/28/17: Upon further review, the borrower is not escrowing HOA dues. Condition rescinded.
300335788	bb637ab6-f424-4ccd-8668-1b6da87b62e6	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	CD Document does not match actual calculated values for Estimated Escrow
The final Closing Disclosure does not match actual calculated values for Estimated Escrow in the Projected Payments section. The borrower is escrowing for taxes/insurance/HOA and the calculated escrow payment should be $XX
03/09/16: Non material. Loan will be graded a B.
300335788	d50c0df3-f5f3-4caf-9611-4d42cdc68972	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Missing Special Information Booklet / Home Loan Toolkit	A Special Information Booklet/Home Loan Toolkit was not provided in file.		03/17/2016: Audit reviewed loan file. Evidence Borrower was provided the Special Information Booklet/Home Loan Toolkit within waysof application date is in the original loan file. Condition rescinded.
300335788	1bb566a8-8dfe-e611-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.		03/13/2017: CDA provided reflecting a value of $665,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300335779	b22c6566-c9fa-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Assessor's Parcel Number is not consistent between Appraisal, Title, and/or Mortgage.	Assessor's parcel number is not consistent between appraisal and title.	03/03/2017: uploading due diligence response regarding APN
03/03/2017: Audit reviewed the Lender Rebuttal, as well as APN evidence, and has determined that the subject property has an APN and alternative APN.  Both are correct as property identification numbers. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of  12.37%; FICO is higher than guideline minimum UW Guides require FICO of 720,  loan qualified with FICO of 791; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 61.30 months reserves

300335779	a0e16d72-eafd-e611-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The credit report fee in section B of the Final Closing Disclosure is missing the name of the service provider.		Cured post close
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of  12.37%; FICO is higher than guideline minimum UW Guides require FICO of 720,  loan qualified with FICO of 791; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 61.30 months reserves

300335779	15efa6c5-caf4-41df-b388-f252997135a0	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Missing affiliated business disclosure	03/09/2017: uploading due diligence response	03/09/2017: Audit reviewed the Lender Rebuttal, and has determined that the Affiliated Business Disclosure is a non-material finding. Loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of  12.37%; FICO is higher than guideline minimum UW Guides require FICO of 720,  loan qualified with FICO of 791; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 61.30 months reserves

300335779	72e9c0bc-c0fa-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file.		03/02/2017: CDA provided reflecting a value of $1,250,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of  12.37%; FICO is higher than guideline minimum UW Guides require FICO of 720,  loan qualified with FICO of 791; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 61.30 months reserves

300335778	f1b203ac-c605-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		03/14/2017: CDA provided reflecting a value of $640,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300335775	e5ee2787-97ae-4c3d-a222-2298a7c924bf	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.
04/11/2017:  Received attestation no affiliates.  Condition cleared.03/27/17: Lender provided the broker's attestation, that they do not have any affiliates. Please provide the Lender Affiliated business disclosure signed by the borrower at either application and the one at closing. Condition maintained.
LTV is lower than guideline maximum LTV. 54.49 < 65% max; No Mortgage Lates 0 housing lates in the last 47 months.
300335775	190f0209-320b-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		03/22/2017: CDA provided reflecting a value of $1,670,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.			LTV is lower than guideline maximum LTV. 54.49 < 65% max; No Mortgage Lates 0 housing lates in the last 47 months.
300335775	12ca639c-980d-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C)	The final Closing Disclosure reflects charges for Notary Fee in Section B. The borrower selected their own service provider. Those fees should be reflected in section C.		03/27/17: The Lender issued a Post Closing CD that moved the Notary Fee from Section B to Section C. Loan will be graded a B for all agencies.			LTV is lower than guideline maximum LTV. 54.49 < 65% max; No Mortgage Lates 0 housing lates in the last 47 months.
300335775	9d18d75e-411e-42e8-91cb-7c60f58180ee	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Total of Payments is not accurate	The CD reflected total of payments as $XX.XX The actual total of payments is $XX.XX An over-disclosure of $XX.XX		03/27/17: Non material. Loan will be graded a B.			LTV is lower than guideline maximum LTV. 54.49 < 65% max; No Mortgage Lates 0 housing lates in the last 47 months.
300335775	924a49d8-320b-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Non-Arms' Length Transaction
B1 works for the lender.  Per the guidelines this is on a case by case basis, but a letter must be in the file disclosing the relationship of the party to the lender.  There was no letter enclosed in the file.

03/30/17: A letter is not required per our guidelines. It simply asks for the relationship to be disclosed with the initial application. It was clear from the application that the borrower works for the lender. Addressed this in the 1008 addendum

03/31/17 Upon further review, pg XX of the guides, a non-arms length transaction exists whenever the applicant has a personal or business relationship with the seller, builder, developer, real estate agent, appraiser, lender providing the financing, title company or any other interested party. These relationships may influence the transaction and generally are not eligible for financing. However, on a case by case basis, Lender will consider non-arms length transactions under the following conditions: Relationships are disclosed with the initial application. Full income and asset documentation is provided. Additional risk factors are not present (distress sale, seller contributions, etc.). If the subject is a newly constructed property, only primary residences will be considered – second homes and investment properties are ineligible. Condition rescinded.
LTV is lower than guideline maximum LTV. 54.49 < 65% max; No Mortgage Lates 0 housing lates in the last 47 months.
300335774	db03c918-5092-47ea-ac74-e23b93e158de	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Total of Payments is not accurate	The final CD reflected total of payments as $XX.XX The actual total of payments is x.x an over-disclosure of $XX.XX It appears the Lender included fees paid by Lender in the amount of $XX.XX	03/10/2017: uploading due diligence response
03/28/17: Lender allows TOP over-disclosures less than or equal to 1% of the loan amount to be considered non-material. Condition acknowledged. 03/10/2017: Per client request, if Total of Payments (TOP) is over disclosed by more than $100 then a revised CD is required. Provide revised CD, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification.

300335774	f2be2b62-a4a9-426e-8db8-70790d66de56	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Transfer tax Fees on C.D. exceeds corresponding LE fees (0% Tolerance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects Transfer Taxes of XX.XX with no resulting COC for subsequent disclosures. The initial CD, revised CD and final CD reflects taxes in Section E of XXX resulting in a variance of XX.XX Cure provided per lender credit on final CD.
03/02/2017: Final CD shows a sufficient tolerance cure in the amount of $XXX.XX. Loan will be graded a B for all agency
300335774	f721f2e8-4aff-e611-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		03/06/2017: CDA provided reflecting a value of $1,150,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300335774	4e1d43e7-868b-4ac1-ad93-85614a4a6cf4	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing borrower’s documented Intent to Proceed	Missing borrowers Intent to Proceed.	03/08/2017: Uploading Conventional Multiple Page Disclosure. Please see page 3, paragraph 2 indicating intent to proceed	03/08/2017: Audit reviewed evidence for the "Notice of Intent to Proceed", documentation submitted was accepted by borrower dated XX/XX/XXXX and is deemed acceptable. Condition cleared.
300335770	b341404b-f904-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		03/14/2017: CDA provided reflecting a value of $875,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300335768	c729cfd1-f608-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		03/27/2017: CDA provided reflecting a value of $1,753,700 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300335767	8e4bd2d4-3e03-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.		03/08/2017: CDA provided reflecting a value of $905,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300335767	48b90515-80c4-4ef6-9b40-a18b0509912d	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Missing updated W.L.S.P. for service charges added to Borrower DID SHOP Fee (Section C) charges on revised L.E.
The revised LE dated XX/XX/XXXX reflects Title-Lender Lien Fee $XX.XX that was not listed on the initial LE dated XX/XX/XXXX or itemized in the WLSP provided with the initial LE.  Please provided completed WSLP corresponding with the updated LE.
The borrower was not provided with the option to shop, therefore on the CD the fee was listed in the section B and the fee will be upheld to the 10% tolerance.
03/22/17: Since the lender added a fee directly to section B, they passively indicated the borrower was not given the opportunity to shop and thus an updated WLSP would not be required.  Also, using the preface “Title-“ would indicate that the fee was part of a fee package, and adding an additional fee in the package doesn’t require a new WLSP.  There are no content requirements for the COC doc as that doc is not even required.  For the lender to be in compliance and only if the aggregate increased more than 110%, they would need to provide evidence of a valid change in circumstance (why) and re-disclose within 3 days (when) if in the LE world.  Further, if adding that $XX fee alone does not cause the aggregate to increase more than 10%, the lender would not even be required to re-disclose. Condition rescinded. 03/22/17: Sent to compliance for review.

300335767	6e66cad4-3c03-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Loan Estimate document error
Section H of the initial LE dated XX/XX/XXXX interim LE dated XX/XX/XXXX and XX/XX/XXXX and the final Loan Estimate dated XX/XX/XXXX reflects Taxes Due which should be reflected in Section F Prepaids as Property Taxes. In addition, the Taxes Due does not list number of months Property Taxes were collected. Under x and x each item must include the applicable time period covered by the amount to be paid by the consumer and the total amount to be paid.

03/22/17: Response from compliance: Prepaids, as described in 1026.38(g)(2) references the ‘charges described in 1026.37(g)(2)’. In the official interpretation to 37(g)(2) the CFPB includes past-due property taxes and prop taxes due within 60 days after consummation in prepaid items. If the taxes the lender listed in section H do not fall into either category then they are correct. For example, self-employment taxes that the borrower wants to pay out of the proceeds or RE taxes due for a different property, these all could be disclosed in section H if the lender is using the standard form (CD with no section K, payoffs and payments table). Based on the response from the lender stating “ How [Lender] has the “taxes due” in section H is accurate. This is not a prepaid fee this was a tax bill that was due at the time of closing. Condition cleared.

03/22/17: Response from compliance: Prepaids, as described in 1026.38(g)(2) references the ‘charges described in 1026.37(g)(2)’. In the official interpretation to 37(g)(2) the CFPB includes past-due property taxes and prop taxes due within 60 days after consummation in prepaid items. If the taxes the lender listed in section H do not fall into either category then they are correct. For example, self-employment taxes that the borrower wants to pay out of the proceeds or RE taxes due for a different property, these all could be disclosed in section H if the lender is using the standard form (CD with no section K, payoffs and payments table). Based on the response from the lender stating “ How [Lender] has the “taxes due” in section H is accurate. This is not a prepaid fee this was a tax bill that was due at the time of closing. Condition cleared. 03/22/17: Sent to compliance for review.

300335767	0e7bdb84-3f03-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Closing Disclosure document error
Section H of the initial and final Closing Disclosure reflects Taxes Due of $XX.XX Which should be reflected in Section F Prepaids as Property Taxes. In addition, the Taxes Due does not list number of months Property Taxes were collected. Under $XX.XX) and $XX.XX Each item must include the applicable time period covered by the amount to be paid by the consumer and the total amount to be paid.
03/21/17: How Lender has the “taxes due” in section H is accurate. This is not a prepaid fee this was a tax bill that was due at the time of closing.
03/22/17: Response from compliance: Prepaids, as described in 1026.38(g)(2) references the ‘charges described in 1026.37(g)(2)’.  In the official interpretation to 37(g)(2) the CFPB includes past-due property taxes and prop taxes due within 60 days after consummation in prepaid items.  If the taxes the lender listed in section H do not fall into either category then they are correct.  For example, self-employment taxes that the borrower wants to pay out of the proceeds or RE taxes due for a different property, these all could be disclosed in section H if the lender is using the standard form (CD with no section K, payoffs and payments table). Based on the response from the lender stating “ How [Lender] has the “taxes due” in section H is accurate. This is not a prepaid fee this was a tax bill that was due at the time of closing. Condition cleared. 03/22/17: Sent to compliance for review.

300335767	70eb3d70-51c1-4bb5-9ab6-cbea09e4ab1c	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing seller’s Closing Disclosure	Missing seller's Closing Disclosure.	03/15/17: The CD in the file is a combined CD with both borrower and seller figures.
08/07/17: Seller settlement statement provided. Condition cleared. 03/22/17: Title Commitment does not reflect a payoff for the seller. ALTA settlement statement is not in the file. Please provide the seller's CD. Condition maintained.

300335766	49d32f93-8702-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	313 - Property in Disaster Area	Property located in a FEMA declared disaster area. Inspection post incident date was not provided.		03/14/2017: Received post disaster inspection reflecting no damage. Condition cleared.
300335766	a2ae4831-65b9-4330-8a70-dae2bebd3649	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Lender Credits on Final Closing Disclosure at closing is inaccurate in relation to previous Initial disclosure(s)
The LE dated x/x/x reflects a lender credit in the amount of x.x  The lender credit decreased to x.x on the CD dated x/x/x with no indication of a valid COC to account for the x.x decrease in the credit.
04/07/17: Upon further review, the fee was itemized, and shows in the lender paid column. Condition cleared.
300335766	82682cd3-8402-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		03/08/2017: CDA provided reflecting a value of $695,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300335766	08b3c116-8702-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	The City /County tax/Stamps in section E of the final Closing Disclosure are missing the government entity.		03/17/2017: The post consummation CD reflects the name of the government entity in Section E. Condition cleared.
300335765	26352c27-10e7-453e-8936-4cdb1b28b47a	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	An Affiliated Business disclosure was not provided in the file.	03/10/2017: uploading due diligence response	03/10/2017: Audit reviewed the Lender Rebuttal, and has determined that the Affiliated Business Disclosure is a non-material finding. Loan will be rated a B for all agencies.
300335765	8aac308a-0c00-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Loan Estimate / LE Not in File	Rate was locked on XX/XX/XXXX, file is missing LE reflecting rate locked and dated within X days of the lock date.	03/10/2017: uploading due diligence response
3/16/2017: A re-disclosed LE dated within 3 business days of the rate lock date was provided. Condition cleared. 03/10/2017: Audit reviewed the Lender Rebuttal, and has determined that on page 447 reflects "I want an interest rate lock-in at this time" (e) Lock date of XX/XX/XXXX.  Condition remains.

300335765	781b71e7-f2fd-e611-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the file.		03/06/2017: CDA provided reflecting a value of $880,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300335765	ee351580-0c00-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Special Information Booklet not provided within 3 business days of application date.
File contains a copy of an undated Special Information Booklet / Home Loan Toolkit but is missing verification that the Special Information Booklet / Home Loan Toolkit was provided to the Borrower within x days of the XX/XX/XXXX initial application date. Please provide verification that the Special Information Booklet / Home Loan Toolkit was provided to the Borrowers within x days of the initial application date.
03/14/2017: Received evidence Borrower was provided the Special Information Booklet/Home Loan Toolkit within 3 days of application date. Condition cleared.
300335764	417bb2a7-a109-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		03/20/2017: CDA provided reflecting a value of $2,000,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 22.30%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 775; Reserves are higher than guideline minimum UW Guides require 24 months reserves, loan qualified with 60 months reserves

300335764	dc88da31-8909-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(w)	CB	B	B	Credit	Missing verbal verification of employment
A Verbal Verification of Employment was completed on XX/XX/XXXX which was not within X business days of the note. Additionally, the borrower's CPA letter dated XX/XX/XXXX  was not within x.x calendar days of note date.
03/30/2017: See attached response template
03/30/2017: Audit consulted with Compliance, and has determined that the loan is QM compliant. The dates match up and the LOX is deemed acceptable. Loan will be rated a B.  03/30/2017: Pending Compliance review for QM compliant.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 22.30%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 775; Reserves are higher than guideline minimum UW Guides require 24 months reserves, loan qualified with 60 months reserves

300335763	6fca09dc-4d00-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		03/07/2017: CDA provided reflecting a value of $665,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.96%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 803; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 10.20 months reserves

300335763	01a7d528-4f00-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing HUD-1 From Sale of Previous Property	Missing HUD-1 From Sale of Previous Property.		03/08/17: A signed ALTA settlement statement for the sale of previous residence provided. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.96%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 803; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 10.20 months reserves

300335762	50d06b53-9609-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Total of Payments is not accurate	The final CD dated reflected total of payments as $X,XXX,.XX. The actual total of payments is $X,XXX,XXX.XX, an over-disclosure of $X.XX.		03/14/2017: : Over-disclosure of TOP less than $xxx is considered a non-material finding. Loan will be graded a B for all agencies.
300335762	bf077f6a-1908-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.		03/15/2017: CDA provided reflecting a value of $1,175,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300335762	4b1c079a-1808-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID SHOP Fee (Section C) & Recording Fee (Section E) exceed corresponding L.E. fee (10% Tolerance, when payee = Other or Borrower Permitted to shop for services)
Section E Recording Fees are subject to 10% tolerance. LE dated XX/XX/XXXX reflects recording fees of $XXX ($XXX.XX at 10%) with no resulting COC for any subsequent disclosures. Final CD reflects a charge of $XXX for a variance/refund required of $XX.XX to meet 10% threshold. Cure provided per lender credit on final CD.
03/13/2017: Final CD shows a sufficient tolerance cure in the amount of $XXX.XX. Loan will be graded a B for all agencies.
300335762	452bfea3-38e8-4930-b711-8cb801f890bf	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects an Appraisal Fee of $XXX with no resulting COC for any subsequent disclosures. The final CD reflects an Appraisal Fee of $XXX resulting in a $XXX refund due for cure.  Cure provided per lender credit on final CD.
03/13/2017: Final CD shows a sufficient tolerance cure in the amount of $XXX.XX. Loan will be graded a B for all agencies.
300335761	6c40bea1-69cf-4159-857c-594f7a647030	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Total of Payments is not accurate
The Final CD reflected total of payments as $XXX,XXX.XX. The actual total of payments is $XXX,XXX.XX, an over-disclosure of $XXX.XX.   It appears the Lender included $XXX.XX In fees paid by the lender and seller in the TOP calculation.
03/28/17: Lender allows TOP over-disclosures less than or equal to 1% of the loan amount to be considered non-material. Condition acknowledged.
300335761	3bac75e3-77fe-e611-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the file.		03/07/2017: CDA provided reflecting a value of $630,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300335761	b84f6d3e-4f75-477f-8fda-42fd41c5b609	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Lender Credits on Final Closing Disclosure at closing is inaccurate in relation to previous Initial disclosure(s)	TILA Section 130(b) self-corrective cure possible within 60 days of discovery/prior to suit/borrower notice.		4/11/2017: The lender credit on the CD which is itemized matches the lender credit on the LE. Condition rescinded.
300335761	9d21c3ff-f521-49e8-a935-78fb5bb4baf3	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately	Estimated Taxes, Insurance, & Assessments on Final Closing Disclosure reflects a total of $X,XXX.XX versus the $X,XXX.XX per actual found within the property taxes.
03/07/17: Please note that this loan is new construction, therefore, the escrow amount on page 1 of the CD notes that figure as an estimate. In addition, the borrower has elected not to have an escrow account.
03/08/16: CD Estimated Taxes, Insurance & Assessments section is a non-material. Loan will be rated a 'B' for all agencies.
300335760	cf932085-d108-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.		03/15/2017: CDA provided reflecting a value of $652,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300335759	1c180aac-cb68-444c-8d48-6090a4535f1d	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Information required for General Information section not present in C.D.	The Final CD is missing required data under the General Information section for the field titled XXXXXXX XXXX.		03/10/3017: Received final CD and addendum. XXXXXXX is on the addendum. Condition cleared.
300335759	e74822a5-35cf-4cc2-beb8-06ff39d1fa41	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Total of Payments is not accurate	The Final CD reflected total of payments as $XXX,XXX.XX. The actual total of payments is $XXX,XXX.XX, an over-disclosure of $x.XX	03/08/2017: Uploading Due Diligence response	03/08/2017: Audit reviewed TOP, and has determined that Total of Payments (TOP) over disclosure less than $XXX is non-material. Loan will be graded a B.
300335759	0a655538-1000-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the file.		03/06/2017: CDA provided reflecting a value of $690,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300335758	2038f36a-04fd-e611-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the file.		03/01/2017: CDA provided reflecting a value of $635,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300335758	2af97d0f-6e4a-4f2c-8120-c3d06546404f	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Total of Payments is not accurate	The Final CD reflected total of payments as $XXX,XXX.XX The actual total of payments is $XXX,XXX.XX , an over-disclosure of $X.XX.		03/01/2017: Audit reviewed TOP, and has determined that Total of Payments (TOP) over disclosure less than $XXX is non-material. Loan will be graded a B.
300335755	ed8b90f8-2104-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.		03/10/2017: CDA provided reflecting a value of $565,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300335755	0f5b578e-d6da-47ce-8050-71b8e9a0ca4e	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects a Credit Report Fee of $xx and does not reflect an Appraisal Rush Fee with no resulting COC for any subsequent disclosures. The final CD reflects a Credit Report Fee of $XXX.XX and an Appraisal Rush Fee of $XXX resulting in a $XXX.XX refund due for cure.  Cure provided per lender credit on final CD.
03/08/2017 Final CD shows a sufficient tolerance cure in the amount of $XXX.XX. Loan will be graded a B for all agencies.
300335755	cb79eac0-499b-4364-9cd4-9a1e92e6e4fb	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error
The final Closing Disclosure Contact Information section is incomplete.  The Address of the Borrowers Real Estate Broker and of the Sellers Real Estate Broker is missing. In addition, the License ID # of the Settlement Agent is missing.
03/08/2017 Post close CD dated XX/XX/XXXX and XX/XX/XXXX corrected the missing information.
300335755	268b3e46-2304-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID SHOP Fee (Section C) & Recording Fee (Section E) exceed corresponding L.E. fee (10% Tolerance, when payee = Other or Borrower Permitted to shop for services)
The LE dated XX/XX/XXXX reflects a Recording Fee of $XX with no resulting COC for any subsequent disclosures. The final CD reflects a Recording Fee of $XX resulting in a $X.XX refund due for cure.  Cure provided per lender credit on final CD.
03/08/2017 Final CD shows a sufficient tolerance cure in the amount of $XXX.XX. Loan will be graded a B for all agencies.
300335754	ca1d2b8c-bd09-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Missing corresponding C.O.C for most Recent L.E/C.D. in File	Missing the C.O.C for the final CD disclosing the appraisal fee of $XXX.XX Compared to the previous CD of an appraisal fee of $XXX.XX.		The Post CD refunded $XX for the overage and proof refund was sent is in the file.
300335754	e2087e6d-c909-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	The CDR Report is missing from the file.		03/16/2017: CDA provided reflecting a value of $915,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300335752	986deded-5ef3-4220-959c-50fe6fb65ede	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Total of Payments is not accurate	The final CD reflected total of payments as $X,XXX,XXX.XX. The actual total of payments is $X,XXX,XXX.XX., An over-disclosure of $X,XXX.XX.	03/28/2017: uploading due diligence response	03/28/2017: Audit reviewed the Lender Rebuttal, and has determined that the Client acknowledges Total of Payments over disclosure. Loan will be graded a B.
300335752	6454663f-beee-4789-9367-10de6ead0c76	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure.		04/11/2017: Received attestation no affiliates. Condition cleared.
300335752	728682d1-dc0f-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Hazard Insurance Shortfall	HOI declaration reflects total dwelling coverage totaling $XXX,XXX vs. $XXX,XXX loan amount; $XXX,XXX shortfall. Please provide verification of sufficient dwelling coverage.	03/28/2017: uploading due diligence response
03/28/2017: Audit re-analyzed Hazard Insurance within the loan file, and has determined that the coverage includes "Guaranteed Replacement Costs". The  Guaranteed Replacement cost included within the policy would cover whatever the replacement costs would be on the subject property. Also located within the loan file was the cost estimator for reconstruction in the amount of $XXX,XXX. Condition rescinded.

300335752	cdfb0b46-13b0-4a26-9896-b48bb85b9125	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Special Information Booklet / Home Loan Toolkit	File is missing the Home Loan Tool Kit.	03/28/2017: uploading Home Loan Toolkit Booklet with date stamp of XX/XX/XXXX.	03/28/2017: Audit review of Home Loan Tool Kit submitted is within three days of application date. Documentation submitted is deemed acceptable, condition cleared.
300335752	96ab80f4-850e-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided. A Collateral DNA report was provided in lieu of a CDA		03/24/2017: CDA provided reflecting a value of $739,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300335750	70dc1863-8f09-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not in the loan file		03/15/2017: CDA provided reflecting a value of $763,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300335749	972b6baa-66ff-e611-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	On the Final Closing Disclosure Section E the payee was not included.		03/14/2017: Received explanation letter and post consummation CD with Section E reflecting payees. Condition cleared.
300335749	8108e6ad-5f00-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Mortgage
Copy of mortgage provided in file, however please provide one of the following: 1.) Copy of the recorded Mortgage/Deed of Trust 2.) Final title policy with recorded data for Mortgage/Deed of Trust. 3.) Evidence of that the Mortgage/Deed of Trust was required to be sent for recording ie... Statement from the Title Company and/or Closing Agent.
03/07/2017: Received evidence of recorded mortgage. Condition cleared.
300335749	9763b357-66ff-e611-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the file.		03/13/2017: CDA provided reflecting a value of $950,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300335748	61d72421-82e9-41d0-b00b-ebec4f95f7cc	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Loan Disclosures' section not completed, or completed in error	The final CD dated is missing required data under the Loan Disclosures section for the field titled Late Payment.		03/09/2017 Post Closing CD in file dated XX/XX/XXXX updated the Loan Disclosures section for the field title Late payment with the correct information.
300335748	f0e5ae82-f604-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.		03/13/2017: CDA provided reflecting a value of $587,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300335748	ec178413-2c96-427e-95aa-1f7b112b4aed	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error
The initial and final Closing Disclosure Contact Information section is incomplete.  The Name, Address, VA License ID, Contact, Contact VA License ID, Email and Phone Number of the Borrowers Real Estate Broker is missing.
04/05/17: Cured post close. Loan will be graded a B.
300335747	17de6367-390a-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing rate lock verification	Missing rate lock verification for relocked rate on XX/XX/XXXX.		04/10/17: Lender provided a rate lock verification for relocked rate. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 20.917%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 764; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  24.80 months reserves

300335747	f74985ea-9402-4e04-a296-de50439260ec	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		04/11/2017: Received attestation no affiliates. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 20.917%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 764; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  24.80 months reserves

300335747	6fb80163-d4de-4bb9-97ba-76c046a450a6	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The interim and final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $XXX.XX a month vs. The calculated value of $XXX.XX A month. The lender used the incorrect amount of $XXX.XX For the HOA vs. The actual amount of $XX.XX.
04/04/17: Non material. Loan will be graded a B.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 20.917%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 764; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  24.80 months reserves

300335747	02eb16c1-ad09-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Assessor's Parcel Number is not consistent between Appraisal, Title, and/or Mortgage.	Assessor's Parcel Number is not consistent between Appraisal and the Title and Mortgage.		04/10/17: Lender provided the amended appraisal showing the correct APN. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 20.917%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 764; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  24.80 months reserves

300335747	c55f2252-390a-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.		03/16/2017: CDA provided reflecting a value of $642,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 20.917%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 764; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  24.80 months reserves

300335741	ace45e7d-480e-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Hazard Insurance Shortfall
Hazard insurance policy in file reflects dwelling coverage of $XXX,XXX plus 100% replacement cost = $XXX,XXX total coverage; subject loan amount is $XXX,XXXwhich creates a shortfall of $XX,XXX. Insurance company to provide a Cost Estimator.
04/11/17: Replacement cost estimator provided from the insurance company showing sufficient coverage. Condition cleared.
 Current Mortgage Payment is lower than previous payment Refinance reduces payment by $476; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 783; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 142.80 months reserves; Years in Primary Residence Borrower has 31 years on job

300335741	43e1d0ed-ae09-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in loan file		03/21/2017: CDA provided reflecting a value of $650,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 Current Mortgage Payment is lower than previous payment Refinance reduces payment by $476; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 783; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 142.80 months reserves; Years in Primary Residence Borrower has 31 years on job

300335740	489ee9a7-27af-49b6-8a21-71698acefccc	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Total of Payments is not accurate
The final CD reflected total of payments as $X,XXX,XXX.XX. The actual total of payments is $X,XXX,XXX.XX, an over-disclosure of $X,XXX.XX.  It appears the Lender included $X,XXX.XX in fees paid by lender in the TOP calculation.
03/28/17: Lender allows TOP over-disclosures less than or equal to 1% of the loan amount to be considered non-material. Condition acknowledged.
300335740	f2cfb968-900d-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		03/23/2017: CDA provided reflecting a value of $2,100,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300335740	54374e3b-9e0d-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	313 - Property in Disaster Area	Property located in a FEMA declared disaster area. Inspection post incident date not provided.		03/27/2017: Received post disaster inspection reflecting no damage. Condition cleared.
300335737	974a0238-e169-4f58-a107-0260629a5dd2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Loan Disclosures' section not completed, or completed in error
The initial and final CD is missing required data under the Loan Disclosures section for the field titled Escrow Account. The box for either: you declined it or your lender does not offer one, is not checked.
03/13/2017: Post Closing CD shows the box is checked for: you declined it. Loan will be graded a B for all agencies.
300335737	48d85639-0ee1-4afc-b65c-d36b6efaae8d	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The initial and final Closing Disclosure Contact Information section is incomplete. The license ID number of the Settlement Agent is missing.		03/13/2017: Post Closing CD shows the Settlement Agent's license ID number. Loan will be graded a B for all agencies.
300335737	8eb736df-9145-41d0-a3ff-489750047887	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		03/15/2017: Audit reviewed original loan file. Evidence Lender has no affiliates provided. Condition rescinded.
300335737	374006a9-0408-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.		03/15/2017: CDA provided reflecting a value of $980,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300335737	3926adfd-0408-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	The initial and final CD Section E does not provide a breakdown of the recording fees.		03/13/2017: Post Closing CD shows breakdown of Section E recording fee. Loan will be graded a B for all agencies.
300335736	c01be10f-890d-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.		03/21/2017: CDA provided reflecting a value of $1,725,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300335736	4defba6e-32a2-4633-8010-2c2cb597ce11	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		04/11/2017: Received attestation no affiliates. Condition cleared.
300335734	2f2f35ce-e108-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	313 - Property in Disaster Area	Property located in a FEMA disaster area. Inspection post incident date was not provided.		03/20/2017: Received post disaster inspection reflecting no damage. Condition cleared.
300335734	6fb048dc-e008-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
Services Borrower DID NOT SHOP Fee - Section B on C.D. Exceeds LE Fee (0% Variance) - not supported by C.O.C. The LE dated XX/XX/XXXX reflects a Credit Report Fee of $XX with no resulting COC for any subsequent disclosures. The final CD reflects a Credit report Fee of $XX.XX Resulting in a $X.XX Refund due for cure.  Cure provided per lender credit on final CD.
03/14/2017: Final CD shows a sufficient tolerance cure in the amount of $X.XX. Loan will be graded a B for all agencies.
300335734	79bfe61f-e108-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	570 – Review Appraisal Missing – A CDA report was not provided in file		03/15/2017: CDA provided reflecting a value of $910,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300335730	8217dc1c-d109-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.		03/20/2017: CDA provided reflecting a value of $1,900,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.03/16/2017: No document provided
300335727	5a224945-b8ad-4e6f-a67d-4fee2264a154	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Lender Credits on Final Closing Disclosure at closing is inaccurate in relation to previous Initial disclosure(s)	The LE reflects a lender credit in the amount of $XXX.XX. The lender credit decreased to $X.XX On the Final CD with no indication of a valid COC to account for the $XXX.XX Decrease in the credit.
03/28/17: A Change of circumstance is not required for any fees that decreased. However, on the CD’s the last column states paid by others, next to each fee it shows (L) which mean the fee is paid by the lender and is considered as the lender credit and totals $XXX.
03/29/17: Upon further review, $XXX.XX Is reflected in the paid by others column and would not have to be refunded if not paid by the borrower. Condition rescinded.
300335727	14a77224-2c0b-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately	The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $XXX.XX A month vs. The calculated value of $XXX.XX A month. The lender did not include the HOA of $XX.XX.
The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $XXX.XX A month vs. The calculated value of $XXX.XX A month. The lender did not include the HOA of $XX.XX. Loan will be rated a B.

300335727	b8386a91-2c0b-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		03/17/2017: CDA provided reflecting a value of $660,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300335726	3ed564a9-490a-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the file.		03/16/2017: CDA provided reflecting a value of $745,500 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300335724	be15ce5b-a613-443b-bba6-fa4055fca961	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Total of Payments is not accurate
The Final CD reflected total of payments as $XXX,XXX.XX. The actual total of payments is $XXX,XXX.XX, an over-disclosure of $XXX.XX.  It appears the Lender included $XXX.XX in fees paid by lender in the TOP calculation.
03/16/2017: Audit acknowledges the client approved exception. Total of Payments (TOP) over disclosure is non-material. Loan will be graded a B. 3/16/2017: Pending client exception.
300335724	4ef465ce-3903-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the file.		03/08/2017: CDA provided reflecting a value of $535,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300335720	4a123a85-3a0b-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Hazard Insurance Shortfall
Insufficient Hazard Insurance: HOI declaration reflects total dwelling coverage totaling $XXX,XXX vs. $XXX,XXX  loan amount; $XXX,XXX  shortfall. Please provide verification of sufficient dwelling coverage.
03/29/17:Upon further review, the policy shows guarantee home replacement (aka guarantee replacement cost) which will cover the amount of the loan. Condition rescinded.
300335720	07273b13-7f0a-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	The final Closing Disclosure in the file reflects the incorrect closing date.		03/16/2017: A Post Closing CD was provided correcting the closing date. This finding is not material. Loan will be graded a B for all agencies.
300335720	c06c9649-7e0a-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.
WLSP is missing a detailed list of services which corresponds to the LE for services the borrower is permitted to shop for. As a result, all fees in Section C should be included in the 10% tolerance calculation. 10% cumulative tolerance was not exceeded when the CD fees were compared to the initial LE.
03/16/2017: This finding is not material. Loan will be graded a B for all agencies.
300335720	57a23eec-7f0a-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.		03/17/2017: CDA provided reflecting a value of $780,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300335720	41c9d86b-4046-424a-99f2-3275e917781f	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Total of Payments is not accurate	The final CD reflects total of payments as $X,XXX,XXX.XX. The actual total of payments is $X,XXX,XXX.XX, an over-disclosure of $X.XX.		03/16/2017: Over-disclosure of TOP less than $XXX is considered a non-material finding. Loan will be graded a B for all agencies.
300335720	39e22a8a-6be0-48fd-9c23-3b79cae0dd88	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Naming Convention in Origination Charges - Section A on C.D is not consistent
While "Lender Fees" is a general label, it does not describe any particular service. Based on the rule there is an issue with naming based on this - Consistent terminology and order of charges. On the Closing Disclosure the creditor must label the corresponding services and costs disclosed under § 1026.38(f) and (g) using terminology that describes each item, as applicable, and must use terminology or the prescribed label, as applicable, that is consistent with that used on the Loan Estimate to identify each corresponding item. In addition, § 1026.38(h)(4) requires the creditor to list the items disclosed under each subcategory of charges in a consistent order. If costs move between subheadings under § XXXX.XX(f)(2) and (f)(3), listing the costs in alphabetical order in each subheading category is considered to be in compliance with § XXXX.XX(h)(4). See comment 37(f)(5)-1 for guidance regarding the requirement to use terminology that describes the items to be disclosed.
04/06/17: If the fee was listed as Lender Fee, in the singular then it would be meeting the standard required in the regulations. Condition rescinded.
300335720	9ce08d99-3eef-4743-b8ca-55eae8a25e0a	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Section is incomplete. The License ID of the Settlement Agent is missing.		03/16/2017: This finding is not material. Loan will be graded a B for all agencies.
300335719	10f8ad65-8709-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.		03/15/2017: CDA provided reflecting a value of $732,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300335719	f9d3534c-8a09-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	The initial and final CD page 1 reflects the incorrect appraised value.		03/15/2017: Post Close CD reflects the correct appraised value. Loan will be graded a B for all agencies.
300335719	b04f25d6-8909-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The transfer tax listed in section E of the initial and final Closing Disclosure does not list the name of the government entity assessing the tax.		03/15/2017: Post Close CD reflects the government entity payee. Loan will be graded a B for all agencies.
300335718	e6509def-21fd-e611-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.		03/03/2017: CDA provided reflecting a value of $755,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300335718	05fe020f-06f2-4783-ab3f-becbc9c6fee3	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	The Affiliated Business Disclosure is missing from the file.	03/09/2017: uploaded dd response re aba	03/09/2017: Audit reviewed the Lender Rebuttal, and has determined that the Affiliated Business Disclosure is a non-material finding. Loan will be rated a B for all agencies.
300335718	b4092540-503b-468d-a221-3cfddd894c3a	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Total of Payments is not accurate	The CD dated XX/XX/XXXX reflected total of payments as $X,XXX,XXX.XX. The actual total of payments is $X,XXX,XXX.XX, an over-disclosure of $X.XX.	The figure is over stated, not an issue	03/06/2017: Audit reviewed TOP, and has determined that Total of Payments (TOP) over disclosure less than $XXX is non-material. Loan will be graded a B.
300335717	6a092d1e-aae7-4c4b-a5cf-daef3bf896d1	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Total of Payments is not accurate	The Final CD reflected total of payments as ($XXX,XXX,XX). The actual total of payments is ($XXX,XXX,XX), an over-disclosure of ($X.XX).		03/07/2017: Audit has deemed finding non material since within $XXX threshold. Loan will be rated a B for all agencies.
300335717	a0902313-e772-489a-a391-31e5609df436	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	Missing affiliated business disclosures.		04/11/2017: Received attestation no affiliates. Condition cleared.
300335717	3c238d7f-a202-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file.		03/08/2017: CDA provided reflecting a value of $680,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300335717	6f335373-30bd-43a9-ba55-d505125dd731	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated xx/xx/xxxx and xx/xx/xxxx  reflects an appraisal fee of $XXX with no resulting CoC for any subsequent disclosures. The Final CD reflects an appraisal fee of $XXX resulting in a $XXX refund due for cure.  Cure provided per lender credit on final CD.
03/07/2016: Final CD shows a sufficient tolerance cure in the amount of $XXX. Loan will be rated a B for all agencies.
300335715	4e8272f8-4703-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.		03/08/2017: CDA provided reflecting a value of $700,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 16.48%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 801; LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 71.43%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 15.80 months reserves

300335715	e03f5037-6203-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Hazard Insurance Shortfall
Hazard insurance policy in file reflects dwelling coverage of $XXX,XXX. Policy indicates Coverage A Plus, however, does not reflect specific replacement cost; subject loan amount is $XXX,XXX which creates a shortfall of $XXX,XXX. Insurance company to provide a Cost Estimator.
03/09/17: Lender provided the replacement cost estimator, showing sufficient coverage. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 16.48%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 801; LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 71.43%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 15.80 months reserves

300335715	cfbb4d63-4803-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	The Affiliated Business Disclosure is missing from the file.		04/11/2017: Received attestation no affiliates. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 16.48%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 801; LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 71.43%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 15.80 months reserves

300335712	e4ce5909-e0c8-403c-ad35-c69b45bbb9b8	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Total of Payments is not accurate
The Final CD reflected total of payments as $XXX,XXX.XX. The actual total of payments is $XXX,XXX.XX, an over-disclosure of $X,XXX.XX.  It appears the Lender included $X,XXX.XX in fees paid by seller in the TOP calculation.
03/28/17: Lender allows TOP over-disclosures less than or equal to 1% of the loan amount to be considered non-material. Condition acknowledged.
300335712	cae645c9-2000-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the file.		03/07/2017: CDA provided reflecting a value of $545,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300335709	36f2a882-8306-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the file.		03/14/2017: CDA provided reflecting a value of $850,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300335709	8bc08635-3768-4ddf-a3a5-ebd36386cef0	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	An affiliated business disclosure was not provided in the file.		04/03/17: Lender provided attestation that they do not have any affiliates. Condition cleared.
300335709	d711a8af-f907-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The post closing CD dated reflects a cure $X.XX Refund due for cure.		03/13/2017-Cured Post Close and the final rating if this is your only condition is a “2”.
300335707	96fd9b65-468f-4a8f-ba3c-7613461b81d3	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	The Affiliated Business Disclosure is missing from the file.	03/09/2017: uploading due diligence response03/03/2017: uploading due diligence response regarding ABA
03/09/2017: Audit reviewed the Lender Rebuttal, and has determined that the Affiliated Business Disclosure is a non-material finding. Loan will be rated a B for all agencies.03/03/2017: Audit reviewed the Lender Rebuttal, and has determined that an Affiliated Business Disclosure is required by the Lender or an attestation stating "no affiliates". Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.34%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 766; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 38.00 months reserves

300335707	3f07622d-02fd-e611-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Third Party Fraud Tool (Report)	The Third Party Fraud Tool report is missing from the file.	03/21/2017: Provided Correspondent's fraud tool	03/21/2017: Audit reviewed Fraud tool provided pulled pre-consummation, all red flags are cleared. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.34%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 766; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 38.00 months reserves

300335707	2c858d46-094d-40f6-a7e5-8d3eaaae35bb	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Total of Payments is not accurate	The Final CD reflected total of payments as $XXX,XXX.XX The actual total of payments is $XXX,XXX.XX, an over-disclosure of $X.XX.		03/01/17 - TOP over-disclosure <$XXX. Loan will be graded a B.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.34%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 766; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 38.00 months reserves

300335707	1f38f36a-04fd-e611-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Rate Lock Agreement	The Rate Lock Agreement is missing from the file.	03/09/2017: uploading due diligence response03/03/2017: uploading due diligence response regarding rate lock
03/09/2017: Audit reviewed evidence via print screen of Rate Lock on XX/XX/XXXX, and has determined that the documentation submitted is deemed acceptable. Condition cleared.  03/03/2017: Audit reviewed the Lender Rebuttal, as well as the LE provided, and has determined that the LE is not an accurate representation of "when" the Rate was locked. Provide evidence of date that the Rate was locked via print screen or loan detail. Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.34%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 766; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 38.00 months reserves

300335707	1f4a7038-02fd-e611-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.		03/02/2017: CDA provided reflecting a value of $770,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.34%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 766; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 38.00 months reserves

300335706	cdfee85a-a605-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Loan Disclosures' section not completed, or completed in error
The Final CD is completed in error for required data under the Loan Disclosures section for the field titled Escrow Account.  The box was marked as will have escrows.  The final CD did not escrow taxes, insurance, and HOA fees.  A post close Closing Disclosure was provided in the file which cured the discrepancy.
03/10/2017-“Cured Post Close” and the final rating if this is your only condition is a “2”.
300335706	69d397d7-c594-4652-a7c0-60345297c02a	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing seller’s Closing Disclosure	The seller's Closing Disclosure was not provided in the file.		04/05/17: Lender provided the signed seller CD. Condition cleared.
300335706	0ec07bd6-a505-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the file.		03/13/2017: CDA provided reflecting a value of $980,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300335706	7a79cfb0-cb05-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	The payee for Survey Fee in section B is missing from the initial CD.		03/10/2017-“Cured Post Close” and the final rating if this is your only condition is a “2”.
300335703	74163842-cde8-4f1f-85ad-1fd31a01a715	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	Missing the Affiliated Business Disclosure.		04/11/2017: Received attestation no affiliates. Condition cleared.
300335703	6f2143e4-f210-4168-a1d1-9fdb48ba7e41	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Total of Payments is not accurate	The final CD reflected total of payments as $XXX,XXX.XX The actual total of payments is $XXX,XXX.XX , an over-disclosure of $XXX.XX.		03/28/17: Lender allows TOP over-disclosures less than or equal to 1% of the loan amount to be considered non-material. Condition acknowledged.
300335703	5cd42925-bc02-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		03/08/2017: CDA provided reflecting a value of $600,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300335703	f2ad063d-b43d-4719-9b58-f2b378be24b3	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Special Information Booklet / Home Loan Toolkit	Missing Special Information Booklet.		03/13/2017: Received evidence Borrower was provided the Special Information Booklet/Home Loan Toolkit within 3 days of application date. Condition cleared.
300335702	18bfc8e7-2d73-42ca-a3ec-53ea236f769c	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Provide the Affiliated Business Disclosure or Lender Attestation of no Affiliation. The disclosure was not found in the file.	03/10/2017: uploading due diligence response03/03/2017: uploading due diligence response regarding ABA
03/10/2017: Audit reviewed the Lender Rebuttal, and has determined that the Affiliated Business Disclosure is a non-material finding. Loan will be rated a B for all agencies.03/03/2017: Audit reviewed the Lender Rebuttal, and has determined that an Affiliated Business Disclosure or a Lender Attestation of no Affiliation for this specific loan is required. Condition remains.

300335702	78efe3da-f7f9-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.		03/02/2017: CDA provided reflecting a value of $775,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300335702	06d3e037-f7fd-e611-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)
Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. The initial Closing Disclosure is dated XX/XX/XXXX and the date of consummation is XX/XX/XXXX. When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met.
03/03/2017: Uploading closing disclosure dated XX/XX/XXXX and acknowledged by the borrower on XX/XX/XXXX
03/03/2017: Audit reviewed executed initial CD, and has determined that sufficient evidence was provided reflecting initial CD was viewed and acknowledged at least 3 days prior to consummation. Condition cleared.

300335701	7f6c30e9-b50a-43d2-8327-423b0a57fc35	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Total of Payments is not accurate
The Final CD reflected total of payments as $X,XXX,XXX.XX. The actual total of payments is $X,XXX,XXX.XX., an over-disclosure of $X,XXX.XX.  It appears the Lender included $XXXX.XX in fees paid by lender in the TOP calculation.
This is an over-disclosure, not an issue
03/07/2017: Audit acknowledges the client approved exception for TOP over disclosed greater than $XXX. Loan will be graded a B. 03/06/2017:  If Total of Payments (TOP) is over disclosed by more than $XXX then a revised CD is required.  Pending Client exception.

300335701	00594c37-e8fd-e611-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	Final CD Section E Recording fee is not itemize in the margin.		02/28/2017 - Post Closing CD in file reflects recording fee itemized in the margin. Loan will be graded a B for all agencies.
300335701	2de25e2d-e9f9-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.		03/06/2017: CDA provided reflecting a value of $735,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300335701	6f3742af-eae2-4eef-bacf-22cbe38180bb	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Loan Late Charge Parameters Exceeds State Thresholds	15 days > 10 day maximum allowed by the State of Alabama.	03/07/17: 10 days is the minimum allowed by the State of XXXXXXX, not maximum. The Note reflects a time frame of 15 days, which does not exceed this time frame. Please clear this condition.
03/28/17: Lender is not required to adhere to state guidelines.  Condition rescinded.03/08/17:  Upon further review, audit set a finding for the grace period being outside of state parameters.  The grace period is passing but the actual late charge amount is what is failing. Alabama late charge regulation reflects that for consumer credit transactions subject to the Mini-Code,[1] when a payment is past due 10 days or more, the lender can collect a late charge up to 5% of the amount unpaid, or $10 on each late payment, whichever is greater, up to a maximum late charge of $100.  Only one late charge is allowed for any late payment.  [Ala. Code § 5-19-4(a).] The issue then is the “up to a maximum late charge of $XXX.  When factoring the payment amount of $X,XXX.XX And multiplying the late charge percentage on the Note of 5.00% you get a late charge amount of $XXX.XX (rounded) which exceeds the $XXX.XX Maximum allowed in the state.  Please provide either a unilateral letter to the borrower (I.e., The letter does not need to be signed by the borrower) stating that it will not charge in excess of the XXXXXXX limitations, along with evidence of refund of any past overages. This can clear issue without necessarily needing to modify the note itself.  Condition maintained. 03/08/17:  Sent compliance for review.

300335701	83356b80-e7fd-e611-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	DID SHOP Fee (Section C) & Recording Fee (Section E) exceeds 10% summary tolerance	The Recording fee was disclosed on LE as $XX and on the final CD as $XXX, exceeding the allowable 10% tolerance. A tolerance cure of X.XX Is required. Cure provided per lender credit on CD.		02/28/2017: Final CD shows a sufficient tolerance cure in the amount of $X.XX. Loan will be graded a B for all agencies.
300335698	7138d1b5-7a49-4a5c-bf95-5275417f1f60	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Total of Payments is not accurate	The final CD dated reflected total of payments as $XXX,XXX.XX. The actual total of payments is $XXX,XXX.XX, an over-disclosure of $X.XX.		2/23/2017: An over disclosure of $X.XX Is considered non-material. Loan will be graded a B for all agencies.
300335698	61d94c42-24e3-4077-bec1-6dc7c8ca3718	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	An Affiliated Business Disclosure from the lender dated within 3 business days of the application was not provided in the file.
03/07/17: An ABA is only required when the lender refers the borrower to an affiliated business. There is no evidence in the file to demonstrate that the lender referred the borrower to any of their affiliates. Please remove this condition.

04/11/2017:  Received attestation no affiliates.  Condition cleared.03/08/17: The Lender's privacy statement says "Lender does not share with our affiliates."  Affiliated Business Disclosure dated within 3 days of the application date is required.  Condition remains. 03/02/2017:  The Lender's privacy statement says "Lender does not share with our affiliates."  Affiliated Business Disclosure dated within 3 days of the application date is required.  Condition remains.

300335698	5057d1a8-c9f9-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file.		03/02/2017: CDA provided reflecting a value of $555,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300335698	6fb1e1f0-fbf9-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Title-Escrow/Settlement/Closing fee reflected in section B of the post-close Closing Disclosure. The borrower shopped for their own title service provider and did not use the provider on the WLSP. The title service provider fee should be listed in section C of the CD.

03/09/16: Upon further review, the Escrow/Settlement/Closing Fee was selected by the borrower, and inclusion of this fee in section B which is more conservative since its included in the 10% tolerance bucket. Condition rescinded.

300335695	9dd72d4c-d204-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Mortgage
Copy of mortgage provided in file, however please provide one of the following: 1.) Copy of the recorded Mortgage/Deed of Trust 2.) Final title policy with recorded data for Mortgage/Deed of Trust. 3.) Evidence of that the Mortgage/Deed of Trust was required to be sent for recording ie... Statement from the Title Company and/or Closing Agent.
03/13/2017: Received recorded mortgage. Condition cleared.
300335695	2236197d-c604-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the file.		03/10/2017: CDA provided reflecting a value of $874,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300335695	78794050-1042-4b56-9597-eee6a947333f	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	An Affiliated Business Disclosure was not provided in the file.		04/11/2017: Received attestation no affiliates. Condition cleared.
300335694	688c7cb8-98a5-4b2f-a855-23fb5caf2aab	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	CD Document does not match actual calculated values for Estimated Total Monthly Payment
The final Closing Disclosure does not match actual calculated values for Estimated Total Monthly Payment. The CD shows the payment amount as Years X-XX $X,XXX.XX which  include the P&I $X,XXX.XX, Estimated Escrow $XXX.XX,& Estimated Total $X,XXX.XX. The calculated payment amount is Years X-XX $X,XXX.XX.  The lender did not include the City Tax of $XX.XX in the Estimated Escrow amount.
03/17/2017: Post Consummation CD, Letter and tracking information
03/17/2017: Audit review of revised CD, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'.

 DTI is lower than guideline maximum UW guides maximum DTI of 43%; loan qualified with DTI of 21.37%; FICO is higher than guideline minimum UW guides require FICO of 720; loan qualified with FICO of 770; Years on Job Borrower has 5 years on job.

300335694	fe68c9a9-0ad2-4984-b096-5ac1273bb5ac	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	CD Document does not match actual calculated values for Estimated Escrow
The final Closing Disclosure does not match actual calculated values for Estimated Escrow in the Projected Payments section. The borrower is escrowing for taxes and insurance and the calculated escrow payment should be $XXX.XX.
03/17/2017: Post Consummation CD, Letter and tracking information
03/17/2017: Audit reviewed revised CD, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'.

 DTI is lower than guideline maximum UW guides maximum DTI of 43%; loan qualified with DTI of 21.37%; FICO is higher than guideline minimum UW guides require FICO of 720; loan qualified with FICO of 770; Years on Job Borrower has 5 years on job.

300335694	20674670-6203-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the file.		03/09/2017: CDA provided reflecting a value of $830,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW guides maximum DTI of 43%; loan qualified with DTI of 21.37%; FICO is higher than guideline minimum UW guides require FICO of 720; loan qualified with FICO of 770; Years on Job Borrower has 5 years on job.

300335694	84b4db59-6303-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	The Final Closing Disclosure Section E City/County Tax/Stamps and State Tax/Stamps line items did not list the correct payee.	03/17/2017: Post Consummation CD, Letter and tracking information
03/17/2017: Audit review of revised CD includes payees to all Fees in Sections E, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated 'B'.

 DTI is lower than guideline maximum UW guides maximum DTI of 43%; loan qualified with DTI of 21.37%; FICO is higher than guideline minimum UW guides require FICO of 720; loan qualified with FICO of 770; Years on Job Borrower has 5 years on job.

300335691	290d9a73-0606-4886-a4b5-d843fe7c159a	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		03/15/2017: Evidence Lender has no affiliates located in original loan file. Condition rescinded.
300335691	10a2af9d-cc08-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.		03/15/2017: CDA provided reflecting a value of $730,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300335689	c62603e4-0c04-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.		03/09/2017: CDA provided reflecting a value of $610,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300335685	d2a850cd-7624-437e-984f-179ab9b4cd48	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	The Affiliated Business Disclosure is missing from the loan file.		4/11/2017: Evidence provided to indicate the lender has no affiliates. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.43%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 796; Reserves are higher than guideline minimum UW Guides require 12 months reserves (subject & investment), loan qualified with 38.50 months reserves; Years in Primary Residence Borrower has resided in primary residence for 12 years

300335685	d94d9c90-e729-4173-a4bf-6c39646c64d9	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing borrower’s documented Intent to Proceed	The Intent to Proceed Disclosure was missing from the loan file.		03/30/17: Lender provided the borrower's documented intent to proceed. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.43%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 796; Reserves are higher than guideline minimum UW Guides require 12 months reserves (subject & investment), loan qualified with 38.50 months reserves; Years in Primary Residence Borrower has resided in primary residence for 12 years

300335685	12bbcbf7-a70d-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Purchase contract addendum	Missing addendum to purchase contract reflecting sellers credit towards borrowers closing cost of $xxx.xx. Addendum to be signed by all parties to the transaction.		03/24/17: Lender provided the addendum to purchase contract reflecting sellers credit towards borrowers closing cost of $x,xxx.xx, signed by all parties to the transaction. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.43%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 796; Reserves are higher than guideline minimum UW Guides require 12 months reserves (subject & investment), loan qualified with 38.50 months reserves; Years in Primary Residence Borrower has resided in primary residence for 12 years

300335685	1addf231-440d-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file		03/21/2017: CDA provided reflecting a value of $620,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.43%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 796; Reserves are higher than guideline minimum UW Guides require 12 months reserves (subject & investment), loan qualified with 38.50 months reserves; Years in Primary Residence Borrower has resided in primary residence for 12 years

300335685	4425e201-144e-469a-bd1c-c8036b69a358	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Special Information Booklet / Home Loan Toolkit	The Home Loan Toolkit was Missing from the loan file.		03/30/17: Lender provided evidence of the Home loan toolkit within 3 days of the application date. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.43%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 796; Reserves are higher than guideline minimum UW Guides require 12 months reserves (subject & investment), loan qualified with 38.50 months reserves; Years in Primary Residence Borrower has resided in primary residence for 12 years

300335684	ddb99fa7-fcf9-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Missing CDA		03/06/2017: CDA provided reflecting a value of $1,785,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300335683	c69471f9-1fd9-4858-a841-515a035fee6f	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Total of Payments is not accurate	The Final CD reflected total of payments as $XXX,XXX.XX. The actual total of payments is $XXX,XXX.XX, an over-disclosure of $X.XX.		03/10/2017: Audit reviewed TOP, and has determined that Total of Payments (TOP) over disclosure less than $XXX is non-material. Loan will be graded a B.
300335683	675fd370-1304-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the file.		03/10/2017: CDA provided reflecting a value of $630,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300335682	3560ed87-c72d-4ab3-999c-7a79a7e42d7d	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing updated W.L.S.P. for service charges added to Borrower DID SHOP Fee (Section C) charges on revised L.E.	The WLSP corresponding to the initial LE dated XX/XX/XXXX is missing from the loan file.		03/03/2017: Audit reviewed WLSP provided, with dated evidence of XX/XX/XXXX located in the loan file, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
300335682	5ff50de1-a6be-403a-af76-906d41126cf3	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	An Affiliated Business Disclosure was not provided in the file.	03/03/2017: ABA
03/03/2017: Audit review of evidence that the Affiliated Business Disclosure (XX/XX/XXXX)  was submitted within three days of application date (XX/XX/XXXX) was provided. Documentation submitted is deemed acceptable, condition cleared.

300335682	b94d0a02-6f9d-48f4-b7f5-aaca84c3689f	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The License Number of the Settlement Agent is missing.
03/10/2017: Audit reviewed the Lender Rebuttal, and has determined that although it is best practice to obtain the settlement agents license if they have one, and if not, then the company. Every Closing/Title/Settlement company is required to have a business license. This is a non-material grade B.03/09/17: Non material. Loan will be graded a B.

300335682	cb7edbb5-61fb-e611-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the file.		03/02/2017: CDA provided reflecting a value of $825,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300335682	76a2aab5-e2ce-4a86-927d-a2142ad92412	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Total of Payments is not accurate	The Final CD reflected total of payments as $1,226,253.00. The actual total of payments is $1,226,248.63, an over-disclosure of $4.37.		03/03/2017: Audit reviewed TOP, and has determined that Total of Payments (TOP) over disclosure less than $100 is non-material. Loan will be graded a B.
300335682	f71f4e61-dcd4-4642-9e45-e3f5be72505b	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing corresponding W.L.S.P. for Initial L.E. in File DID SHOP Fee (Section C)	The WLSP corresponding to the initial LE dated XX/XX/XXXX is missing from the loan file.	03/03/2017: uploaded wlsp	03/03/2017: Audit reviewed WLSP provided, with dated evidence of XX/XX/XXXX located in the loan file, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
300335681	ec1796f8-b622-4e3b-a842-62642662d07d	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	Section F. Prepaids section of the initial and final Closing Disclosure does not reflect the Payee for Property taxes.		03/06/2017: Post consummation CD provided in original loan file adding payee to Section F. Condition cleared.
300335681	6ef00485-f8e4-419d-af27-fe2053576eea	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Estimated Taxes,Insurance & Assessments "Other" is checked but no description was provided.	The Estimated Taxes, Insurance & Assessments section on initial and final Closing Disclosure is missing the explanation HOA for the field Other.		Post Closing CD in file page XXX reflects the explanation HOA.
300335681	774329e3-46d1-4852-8cad-b113dd9d5df2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing borrower’s documented Intent to Proceed	Missing borrowers' documented Intent to Proceed.		03/06/2017: Evidence of intent provided. Condition cleared.
300335681	17aa7311-53ff-e611-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.		03/03/2017: CDA provided reflecting a value of $740,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300335681	683413f9-427e-4d48-b978-15f8099467a3	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Loan Estimate / LE Not in File	The Loan Estimate in file is missing page X of X.	03/09/2017: page X of LE	03/09/2017: Audit reviewed LE page X, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
300335681	97c1c95d-1a42-4ca7-af8b-5f64ab018952	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Total of Payments is not accurate	Audit reviewed TOP, and has determined that Total of Payments (TOP) over disclosure less than $XXX is non-material. Loan will be graded a B.		Audit reviewed TOP, and has determined that Total of Payments (TOP) over disclosure less than $100 is non-material. Loan will be graded a B.
300335681	e3049d9e-0b39-40da-94a5-7c3687638590	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.
03/09/2017: An Affiliated Business Arrangement Disclosure is only required when the lender refers the borrower to an affiliated business. There is no evidence in the file to demonstrate that the lender referred the borrower to any of their affiliates. Please remove this condition.

03/09/2017: Audit reviewed the Lender Rebuttal, and has determined that the Affiliated Business Disclosure is a non-material finding. Loan will be rated a B for all agencies.03/09/2017: Audit reviewed the Lender Rebuttal, and has determined that a lender attestation statement (by lender listed on the CD) regarding no Affiliated Businesses -or- an Affiliated Business Disclosure within three days of application date is required. Condition remains.

300335680	2e1a98b3-aa05-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		03/13/2017: CDA provided reflecting a value of $640,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300335680	7adb805d-cf05-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure in the file page X under Estimated Taxes, Insurance and Assessment does not reflect "No" for hazard insurance "in escrow". Cure provided as reflected on post closing disclosure.
03/10/2017: This finding is not material. Loan will be graded a B for all agencies.
300335680	d5d6ecc7-d7a7-4599-83ca-96413d11868c	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	Missing the Affiliated Business Disclosure.		04/11/17: Lender provided attestation that they do not have any affiliates. Condition cleared.
300335679	e22e79ab-5203-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided I the loan file.		03/09/2017: CDA provided reflecting a value of $580,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300302062	792edf77-89f1-4ceb-985f-42e34932db9b	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure dated XX/XX/XXXX indicates the Estimated Taxes, Insurance and Assessments as $X,XXX.XX) a month vs. the calculated value of $X,XXX.XX a month. The lender did not specify taxes and insurance amounts.
01/11/2017: letter and label 01/06/2017: cd
01/11/2017: Audit reviewed revised CD reflects corrected Estimated Taxes, Insurance & Assessments section. The Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'. 01/06/2017: Audit reviewed revised CD Estimated Taxes, Insurance & Assessments section, however MISSING the Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 41.16%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 788; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 23.90 months reserves

300302062	177ebacf-06c7-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.		12/23/2016: CDA provided reflecting reconciled value of $2,500,000 at 0% variance is deemed acceptable. Condition cleared
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 41.16%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 788; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 23.90 months reserves

300302062	e513aef4-6771-4c46-8ba4-d7d30434db79	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Incorrect rescission model – New creditor refinance requires form H-8	Incorrect H9 form used for a new lender refinance. The transaction is not same lender.
12/28/16: After reviewing the given exception. It is concluded on our end that this is a same lender refinance. The preliminary title shows the name on the notes was the original lender and is the company doing the refinance.

01/12/2017: Audit re-analyzed the loan documents, and has determined that the originating lender and current lender are one and the same. Condition rescinded. 12/28/16: The loan being paid off is different than the name of the lender refinancing. Form H8 refinance, different lender is required. Condition maintained.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 41.16%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 788; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 23.90 months reserves

300302062	462895c1-1da9-45d0-9103-6d24bd8c5ee0	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing E Consent Disclosure	Missing the Borrower's Consent to Receive Communications Electronically. Provide E Consent disclosure for the borrower.		12/28/16: Lender provided evidence of the borrower’s consent to receive documents electronically. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 41.16%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 788; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 23.90 months reserves

300302062	7e7adf30-04c7-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Documentation	Missing mortgage statement and taxes for reo # 1 listed on the loan application.	01/06/2017: hoa and taxes01/03/2017: MTG_Stmt_ Taxes Package
01/06/2017: Audit reviewed Tax and HOA documentation, and has determined that documents submitted are deemed acceptable. Condition cleared.01/03/2017: Audit reviewed documentation, and has determined that the mortgage statement is for the subject property NOT the REO property. Tax information is for the REO and reflects as a Condo, therefore provided monthly association fees. Condition remains.12/28/16: Documentation provided does not clear this finding. Condition maintained.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 41.16%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 788; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 23.90 months reserves

300335678	7cf8b02b-fd07-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the file.		03/15/2017: CDA provided reflecting a value of $601,700 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300335670	0cd5d459-d811-4c02-a4ea-3bd074269fa0	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Total of Payments is not accurate	The final CD reflected total of payments as $X,XXX,XXX.XX. The actual total of payments is $X,XXX,XXX.XX, an over-disclosure of $XXX.XX.		03/27/2017: Audit recalculated TOP as $X,XXX,XXX.XX a difference of $X.XX. Condition rescinded.
300335670	e24f2d92-5f0e-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the file.		03/22/2017: CDA provided reflecting a value of $1,725,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300335669	32c3f9e0-860d-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided. A Collateral DNA report was provided in lieu of a CDA		03/23/2017: CDA provided reflecting a value of $1,030,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300335666	5b2d3065-fb0e-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.		03/22/2017: CDA provided reflecting a value of $1,635,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300335663	93c7a814-a90d-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	General Credit Exception
The main borrower's S Corporation was incorporated on XX/XX/XXXX. The note is dated XX/XX/XXXX. Per QM guidelines (minimum length of self employment), A combination of one year of employment and formal education or training in the line of work in which the individual is self-employed or in a related occupation is acceptable.  Lender to provide proof that the S Corporation is acceptable under this condition.  Without using income from the S Corporation, the DTI will fail QM guidelines.

03/28/17: Both borrower and co-borrower are actors/models in the entertainment field. We have 2 yrs personal returns to document the history and experience in their field. As stated in the CPA letter, the incomes were combined into one business starting in 2015. The loan and employment/income meets QM standards.

03/30/17: Upon further review, both borrower's ran schedule C businesses for many years to report earnings and expenses. In 2015 combined their separate businesses in one S-Corp. CPA letter and tax returns confirm this. Condition rescinded.
FICO is higher than guideline minimum 743 middle score; Reserves are higher than guideline minimum 20 months reserves.; Full Documentation Full documentation loan.
300335663	1799b57d-b40d-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		03/21/2017: CDA provided reflecting a value of $1,600,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.			FICO is higher than guideline minimum 743 middle score; Reserves are higher than guideline minimum 20 months reserves.; Full Documentation Full documentation loan.
300335663	6c78b991-d6a2-42f2-8b84-a16862dcacfd	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	Affiliated business disclosure missing from the file.		04/11/17: Lender provided attestation that they do not have any affiliates. Condition cleared.			FICO is higher than guideline minimum 743 middle score; Reserves are higher than guideline minimum 20 months reserves.; Full Documentation Full documentation loan.
300335657	83373ebf-5d0e-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to obtain Credit Report
Provide updated credit report, which was found in the file.  The final 1003, reflects credit, which is not included on the report in the loan file.  Audit is setting this breach in an effort to be conservative.
															03/28/17:This finding is very unclear. I found a supplement credit report dated XX/XX/XXXX which i have attached. Please provide more information on which "credit" on the 1003 you are seeing.	10/30/17: Reviewer used additional debt found on the final 1003. DTI is within guidelines. Condition cleared.
 Reserves are higher than guideline minimum The guides require 12 mnths reserves,  Borrower has 45 months PITIA reserves. ; Years in Primary Residence Borrower has resided in primary residence > 8 years. ; Years Self Employed Borrower self employed 25 years.

300335657	0b3c0080-b4af-4c48-8e53-4ed27a08b472	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	Provide the Affiliate Business Disclosure or Lender Attestation of no affiliation. The initial Checklist in file is not dated and does not address the disclosure.		04/11/17: Lender provided attestation that they do not have any affiliates. Condition cleared.
 Reserves are higher than guideline minimum The guides require 12 mnths reserves,  Borrower has 45 months PITIA reserves. ; Years in Primary Residence Borrower has resided in primary residence > 8 years. ; Years Self Employed Borrower self employed 25 years.

300335657	02707ab8-600e-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided. A Collateral DNA report was provided in lieu of a CDA		03/23/2017: CDA provided reflecting a value of $1,475,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 Reserves are higher than guideline minimum The guides require 12 mnths reserves,  Borrower has 45 months PITIA reserves. ; Years in Primary Residence Borrower has resided in primary residence > 8 years. ; Years Self Employed Borrower self employed 25 years.

300335657	855a2a15-620e-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Lender Credits on Final Closing Disclosure at closing is inaccurate in relation to previous Initial disclosure(s)
The initial and final LE reflects a lender credit in the amount of $X,XXX.XX. The lender credit decreased to $X,XXX.XX at closing CD with no indication of a valid COC to account for the $X,XXX.XX decrease in the credit.

03/27/2017:  Received post air bill, copy of check, explanation letter and consummation CD.  Loan will be rated a B.  Condition cleared. 03/21/2017: Lender issued a cure of $X,XXX.XX.  Loan o be graded a B for all agencies.

 Reserves are higher than guideline minimum The guides require 12 mnths reserves,  Borrower has 45 months PITIA reserves. ; Years in Primary Residence Borrower has resided in primary residence > 8 years. ; Years Self Employed Borrower self employed 25 years.

300335657	e2682c88-600e-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Missing Rate Lock Agreement	The rate lock in file expired XX/XX/XXXX, the Note date is XX/XX/XXXX.		03/27/2017: Rate lock extension not required. Rate did not change. Condition rescinded.
 Reserves are higher than guideline minimum The guides require 12 mnths reserves,  Borrower has 45 months PITIA reserves. ; Years in Primary Residence Borrower has resided in primary residence > 8 years. ; Years Self Employed Borrower self employed 25 years.

300335653	52865fa1-370f-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	313 - Property in Disaster Area	Property located in a FEMA declared disaster area. Inspection post incident date not provided.		03/27/2017: Received post disaster inspection reflecting damage to fence has been fixed, no damage to structure. Condition cleared.			LTV is lower than guideline maximum 76.92 LTV < 80% max; No Mortgage Lates 0 housing lates in 47 months; Years Self Employed 25 years self-employed
300335653	32475f59-1b0f-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to obtain lease documents	Missing Lease agreements from corporation to borrower for storage of equipment.
03/30/17: After further review and documentation, I felt the scenario was acceptable. Due to the rental income coming from his business, and being tied to the subject Primary residence and not a “normal scenario” in which a property is leased out to a tenant, I used what information was available to proceed. There are no leases for this rental income, it is simply how the borrower wishes to pay himself through his company.  After calculating the income, I referred to the business financials and borrowers explanations already in the loan file. I then referred to the businesses Profit & loss and Balance sheets, and observed the rents, leases, and auto expenses

04/04/17: They are reflecting on Schedule E Rents, which are in fact leases for storage of equipment. This is additional $x,xxxx.xx Income used to qualify. The LOE on Pg. 964 says “All 3 addresses appearing on Sch.. E lines A.B, and C are his primary residence. Line A is monthly rents paid by Corp. to borrower for storing inventory, maintain and grow plants and store equipment for XX,XXX/12=$X,XXXX.XX a month. Line B is rents and not used to qualify. Line C Rent paid by Corp to Lease 4 vehicles. $XX,XXX/12=XXXX. Schedule E is for Supplemental Income or Loss (From Rental real estate, royalties, partnerships, S Corps, estates, trusts, REMIC’s etc.). Condition cleared.
LTV is lower than guideline maximum 76.92 LTV < 80% max; No Mortgage Lates 0 housing lates in 47 months; Years Self Employed 25 years self-employed
300335653	52f416ee-2e0f-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		03/24/2017: CDA provided reflecting a value of $1,300,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.			LTV is lower than guideline maximum 76.92 LTV < 80% max; No Mortgage Lates 0 housing lates in 47 months; Years Self Employed 25 years self-employed
300335653	a2c39951-0d78-47dc-a000-2b03ad650653	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure		04/11/17: Lender provided attestation that they do not have any affiliates. Condition cleared.			LTV is lower than guideline maximum 76.92 LTV < 80% max; No Mortgage Lates 0 housing lates in 47 months; Years Self Employed 25 years self-employed
300335650	11d81d81-e004-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided		03/10/2017: CDA provided reflecting a value of $1,354,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300335647	16f5a431-6a0e-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided. A Collateral DNA report was provided in lieu of a CDA		03/23/2017: CDA provided reflecting a value of $2,525,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300335646	9fa6b257-b2a2-4bff-a205-b3d471a169c7	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Special Information Booklet / Home Loan Toolkit	The loan file is missing the Special Information Booklet/Home Tool Kit.
04/11/2017: Client acknowledges exception. Loan will be rated a B.03/21/17: Lender provided the initial loan checklist certifying receipt of the Shopping for your home loan HUD's Settlement Cost Booklet on XX/XX/XXXX, which is not within 3 days of the application date. Condition maintained. 03/17/17: Lender provided the home loan toolkit, however, it is not dated. Please provide evidence of receipt within 3 days of the application date. Condition maintained.

300335646	17d94819-0608-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		03/15/2017: CDA provided reflecting a value of $730,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300335646	505281b6-3129-4a7b-bea8-47e4408b7b39	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The four LE's in the file do not reflect a Survey fee of $XXX or a Title Lenders Title Agent fee of $XXX.XX with no resulting CoC for any subsequent disclosures. The Final CD reflects a Survey fee of $350 and a Title Lenders Title Agent fee of $XXX.XX resulting in a $X,XXX.XX refund due for cure.
03/13/2016: Post close CD shows a sufficient tolerance cure in the amount of $1,318.46. Loan will be rated a B for all agencies.
300335644	e8e56522-14ec-486a-8a22-3b8ee87c83d4	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error
The final Closing Disclosure Contact Information section is incomplete.  The Address and contact NMLS License Number and contact WA License ID of the Sellers Real Estate Broker and the License ID number of the Settlement Agent is missing.
03/16/2017: Post Closing CD was updated to include all of the missing information from the final CD. Loan will be graded a B for all agencies
300335644	dc44636b-4c0a-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.		03/16/2017: CDA provided reflecting a value of $965,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300335644	b7cab22f-f0e7-476a-8941-6e5f4bbc1d9c	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX and XX/XX/XXXX reflects an Appraisal Fee of $XXX with no resulting COC for any subsequent disclosures. The final CD reflects and Appraisal Fee of $825 resulting in a $XXX refund due for cure.  Cure provided per lender credit on final CD.
03/16/2017: Final CD shows a sufficient tolerance cure in the amount of $XXX. Loan will be graded a B for all agencies.
300335644	70aab578-05fe-49ea-a4ff-6896d5ae6709	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		04/11/17: Lender provided attestation that they do not have any affiliates. Condition cleared.
300335644	2975c696-4d0a-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error
Section H Other of the LE dated XX/XX/XXXX and XX/XX/XXXX reflect Pro-Rated Taxes which should be reflected in Section F Prepaids. In addition, the number of months collected for the Pro-Rated Taxes was not completed.
															03/21/2017: uploaded due diligence response	03/21/2017: Audit review of Final CD reflects correct Section F fees. LE errors corrected on Final CD are non-material and loan will be graded a B.
300335641	a8b9ebb4-5cb2-4fb2-91fd-32167fb4ef6d	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Special Information Booklet / Home Loan Toolkit	The Special Information Booklet is missing from the file.		03/23/17: Lender provided the Special Information Booklet, and evidence of receipt within 3 days of the application date. Condition cleared.
300335641	9b745281-470b-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.		03/20/2017: CDA provided reflecting a value of $1,550,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300335641	43669dd9-13c0-4917-8a0f-aea2f832e971	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	The Affiliated Business Disclosure is missing from the file.		04/11/17: Lender provided attestation that they do not have any affiliates. Condition cleared.
300335640	1f5bafa6-930d-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided. A Collateral DNA report was provided in lieu of a CDA		03/23/2017: CDA provided reflecting a value of $1,283,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300335640	ded24634-1e6f-4813-af4f-f1b39daf324b	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The Settlement Agent License on the "Contact Information" on the final CD is missing.		04/07/17: Loan will be graded a B.
300335639	4f1f84ee-f808-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.		03/15/2017: CDA provided reflecting a value of $850,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.49%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 732; Years in Field Borrower has 18 years in Field

300335639	b4c4b33d-0809-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(w)	CB	B	B	Credit	Insufficient Reserves
Per Credit Policy at least 6 months reserves are required from the borrowers own funds. Short by X,XXX.XX. Three months reserves must be liquid assets; remainder may come from non-liquid retirement account.
03/31/2017: Audit acknowledges the client approved exception for shortage of liquid assets. Loan will be rated a B.03/27/17: Exception request sent to client.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.49%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 732; Years in Field Borrower has 18 years in Field

300335639	70aa39ef-0009-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Hazard Insurance Shortfall	Hazard insurance shortfall of $XX,XXX		03/18/17: Replacement cost estimator provided from the insurance company showing sufficient coverage. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.49%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 732; Years in Field Borrower has 18 years in Field

300335639	f231ce75-47f4-46db-8f87-ca2568822889	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Total of Payments is not accurate	The CD dated XX/XX/XXXX reflected total of payments as $X,XXX,XXX.XX. The actual total of payments is $X,XXX,XXX.XX, an over-disclosure of $X.XX.		3/14/2017: This finding is not material. Loan will be graded a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.49%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 732; Years in Field Borrower has 18 years in Field

300335638	15859f75-6e0b-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		03/24/2017: CDA provided reflecting a value of $1,554,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300335634	105f29e6-490f-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided. A Collateral DNA report was provided in lieu of a CDA		03/27/2017: CDA provided reflecting a value of $2,381,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300335633	14c4d8d9-4ed8-4ea1-be31-88b83b83ab90	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	Provide the Affiliated Business Disclosure or Lender Attestation of no Affiliation. The initial Loan Submission checklist was not found in the file.	03/08/2017: uploading affiliated business arrangement disclosure
03/08/2017: Audit review of evidence that the executed Affiliated Business Disclosure XX/XX/XXXX  was submitted within three days of application date XX/XX/XXXX  was provided. Documentation submitted is deemed acceptable, condition cleared

300335633	816b771e-5500-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Missing Rate Lock Agreement	Provide the extended rate lock agreement. The rate lock in file is valid through XX/XX/XXXX . The Note is dated XX/XX/XXXX .		03/13/2017: Rate extension not requires, APR decreased X.XXX%. Condition rescinded.
300335633	41331148-5500-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	Section E/Recording fess of the final CD dated XX/XX/XXXX has no fees listed. In addition, Section F/Homeowners insurance on the final CD dated XX/XX/XXXX is missing the number of months.
03/14/2017:  Per compliance, according to the fee itemization and the final CD the title company charged a recording service fee.  So they either charged a fee they shouldn't have or we are missing the recording fee.  The title commitment clearly states that the mortgage must be recorded. There should be “something” listed as months collected.  Regarding Section F insurance, it could be anything, “Less than 1 month,” or the fraction or broken down to decimal point, whatever is easiest but something must be listed.  Loan will be rated B.03/13/2017:  Pending Compliance review.

300335633	7ca576b9-dafd-e611-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided		03/06/2017: CDA provided reflecting a value of $640,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300335632	57c351de-ef07-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing E Consent Disclosure	Missing the Borrower's Consent to Receive Communications Electronically. Provide E Consent disclosure for the borrower.		04/05/17: Lender provided the borrower's and co-borrower's Consent to Receive Communications Electronically. Condition Cleared.
300335632	0225a514-6e14-4378-846b-d03cb8c81ef2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		04/11/17: Lender provided attestation that they do not have any affiliates. Condition cleared.
300335632	8fb81327-d2a6-4943-b6c6-3042cdf7d9b8	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The initial and final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $X,XXX.XX a month vs. the calculated value of $X,XXX.XX a month. The lender used the incorrect amount of $XXX.XX for the HOA vs. the actual amount of $X.XX.
04/05/17: Non material loan will be graded a B.
300335632	95ced89c-7dfe-43fe-ac89-903e6dd59652	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing borrower’s documented Intent to Proceed	Missing Intent to Proceed acknowledged by the borrower.		04/05/17: Lender provided the borrower's documented intent to proceed. Condition cleared.
300335632	1a7e9026-ee07-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.		03/14/2017: CDA provided reflecting a value of $592,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300335632	6136f495-d5f9-4778-9ddb-fc44e6be8fc3	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing seller’s Closing Disclosure	Missing seller's Closing Disclosure.		04/05/17: Lender provided the signed seller CD. Condition cleared.
300335632	dac0f8c2-bc9d-41de-98c6-187e296b9c67	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Title-Lender's Title Insurance fee is reflected in section B of the initial and final Closing Disclosure. The borrower shopped for their own title service provider and did not use the provider on the WLSP. The Title-Lender's Title Insurance fee should be listed in section C of the CD.
03/13/2017: Post Close CD reflects the Title-Lender's Title Insurance fee in section B. Loan will be graded a B for all agencies.
300335632	c499c8a1-d3f2-4cd3-928e-ca50d02b1219	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The initial and final Closing Disclosure Contact Information section is incomplete. The License ID Number of the Settlement Agent is missing.		03/13/2017: Post Close CD reflects the License ID Number of the Settlement Agent. Loan will be graded a B for all agencies.
300335631	e2bff3d6-cf04-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Documentation	Borrower paying off a HELOC loan as reflected on the final Closing Disclosure. File is missing an executed HELOC closure letter.		3/14/2017: Authorization letter to close HELOC signed by the borrower provided is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.01%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 768; LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 69.37%; Years in Primary Residence Borrower has resided in subject for 10 years

300335631	26cdbc79-2f04-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.		03/14/2017: CDA provided reflecting a value of $715,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.01%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 768; LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 69.37%; Years in Primary Residence Borrower has resided in subject for 10 years

300335631	9bb55906-e5d9-4b39-a2d3-f5779a6af9e8	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Total of Payments is not accurate	The final CD in the file reflects total of payments as $XXX,XXX.XX. The actual total of payments is $XXX,XXX.XX an over-disclosure of $X.XX.		03/09/2017: This finding is not material. Loan will be graded a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.01%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 768; LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 69.37%; Years in Primary Residence Borrower has resided in subject for 10 years

300335631	c31e69c5-d204-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	The final Closing Disclosure in file Section E City/County Tax/Stamps and State Tax/Stamps is missing name of government entity fees being paid to. Cure provided per Post Closing CD.		03/09/2017: This finding is not material. Loan will be graded a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.01%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 768; LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 69.37%; Years in Primary Residence Borrower has resided in subject for 10 years

300335631	479bf59e-adc3-44d0-a55a-a572f6d9d4e4	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	Missing affiliated business disclosure		04/11/17: Lender provided attestation that they do not have any affiliates. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.01%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 768; LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 69.37%; Years in Primary Residence Borrower has resided in subject for 10 years

300335631	38fc2943-8a93-4e66-a84b-25249803692e	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The  Title-Search or Abstract fee is reflected in section B of the final Closing Disclosure. The borrower shopped for their own Title-Search or Abstract fee and did not use the provider on the WLSP. The Title-Search or Abstract fee should be listed in section C of the CD.  Cure provided per Post Closing CD.
03/09/2017: This finding is not material. Loan will be graded a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.01%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 768; LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 69.37%; Years in Primary Residence Borrower has resided in subject for 10 years

300335631	e22562a7-d004-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Third Party Fraud Tool (Report)	File is missing a complete copy of the Third party Fraud Tool Report. Report in file only contains 3 pages.		3/14/2017: All pages of the fraud guard was provided, the red flags have been addressed. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.01%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 768; LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 69.37%; Years in Primary Residence Borrower has resided in subject for 10 years

300335630	f2e84ee7-2c0f-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided. A Collateral DNA report was provided in lieu of a CDA		03/27/2017: CDA provided reflecting a value of $940,500 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300335630	8c579f8f-f6de-4b37-bb30-b4a58db6e5b3	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately	Estimated taxes, insurance and assessments on CD dated do not reflect accurately due to escrow difference CD = $XXX.XX vs actual escrow $XXX.XX DIFF $-X.XX.	03/28/2017: uploading due diligence response	03/28/2017: Audit review of CD Estimated Taxes, Insurance & Assessments section is a non-material grade B for difference of -$1.32. Loan will be rated a 'B' for all agencies.
300335629	5b26e5c3-72ff-e611-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Purchase Contract	Missing Purchase Contract	03/07/2017: Uploading Bid Form 125062PRO
03/07/2017: Audit reviewed the recorded Order Granting Ex Parte Petition for Instructions Regarding Sale of Trust Property, and has determined that the documentation submitted is deemed acceptable. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 783; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 17.3 months reserves

300335629	5d71c3a1-7aff-e611-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		03/06/2017: CDA provided reflecting a value of $1,035,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 783; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 17.3 months reserves

300335629	5a0246d0-bcf9-4e22-a814-908e58636d7c	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing E Consent Disclosure	Missing E Consent Disclosure	03/07/2017: uploading e-consent form	03/07/2017: Audit reviewed "Consent to Receive Electronic Disclosures", documentation submitted was accepted by borrower dated XX/XX/XXXX and is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 783; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 17.3 months reserves

300335628	c3e706aa-1d0b-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided. A Collateral DNA report was provided in lieu of a CDA		03/20/2017: CDA provided reflecting a value of $980,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300335628	68f2c1ed-c32e-4a38-8df0-c23dcede36e6	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	An Affiliated Business Disclosure was not provided in the file.		04/11/17: Lender provided attestation that they do not have any affiliates. Condition cleared.
300335625	dbd374bf-6efd-e611-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Missing CDA Report from loan file.		03/14/2017: CDA provided reflecting a value of $920,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300335625	6be6a5fe-aadc-4df5-a68a-fd69e4855b97	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Total of Payments is not accurate	The final CD reflected total of payments as $X,XXX,XXX.XX. The actual total of payments is $X,XXX,XXX.XX, an under-disclosure of $XXX.XX.		03/20/2017: Audit acknowledges the client approved exception for TOP over disclosure greater than $XXX. Loan will be rated a B.03/17/2017: Pending exception from client
300335623	9742958f-1d0b-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.		03/17/2017: CDA provided reflecting a value of $790,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300335623	19df4633-914c-499e-b089-47d8e6137bf1	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing borrower’s documented Intent to Proceed	The borrower's Intent to Proceed document is not in the file.		03/30/2017: Received evidence of intent to proceed. Condition cleared.
300335623	7cbb4f3b-b4ea-4305-a762-148eecf39f5e	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Affiliated Business Disclosure not executed	The Affiliated Business Disclosure in the file is not signed by the borrowers.		04/11/17: Lender provided attestation that they do not have any affiliates. Condition cleared.
300335621	1baeef92-8afe-e611-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing asset documentation
Borrower received gift of $xx,xxx.  File contains gift letter and donor's ability to give gift. Documentation in file indicates gift funds were wired directly to the title company, however, missing documentation from title company supporting receipt of gift funds. File only contains documentation supporting EMD/gift funds pf $x,xxx.
03/10/2017: See attached.
03/10/2017: Audit reviewed evidence of gift funds for $XX,XXXX to the title company, and has determined that said evidence is sufficient verification of funds received by the Title Company via wire. Condition cleared.

 FICO is higher than guideline minimum UW Guides require FICO of 680; loan qualified with FICO of 767; Reserves are higher than guideline minimum UW Guides required 6 months reserves; loan qualified with 8.40 months reserves; Years on Job Borrower has 10 years on job

300335621	f0bf8a15-8cfe-e611-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Estimated Taxes, Insurance & Assessments section on Loan Estimate not reflected accurately
The Estimated Taxes, Insurance & Assessments section on Loan Estimate dated XX/XX/XXXX is missing the explanation HOA for the field Other. Appraisal was completed on XX/XX/XXXX, therefore, LE dated XX/XX/XXXX should have reflected description.
03/01/2016: This finding is non material. Loan will be graded a B for all agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 680; loan qualified with FICO of 767; Reserves are higher than guideline minimum UW Guides required 6 months reserves; loan qualified with 8.40 months reserves; Years on Job Borrower has 10 years on job

300335621	76b6c7ed-c5bf-49b0-afed-a82a3e207a11	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	Initial CD, subsequent CD and final CD Contact Information section is incomplete. License ID of the Settlement Agent is missing.		03/01/2016: This finding is non material. Loan will be graded a B for all agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 680; loan qualified with FICO of 767; Reserves are higher than guideline minimum UW Guides required 6 months reserves; loan qualified with 8.40 months reserves; Years on Job Borrower has 10 years on job

300335621	ba536bbf-b08a-4b2e-9242-15c4a292730d	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Missing corresponding W.L.S.P. for Initial L.E. in File DID SHOP Fee (Section C)	The WLSP provided is invalid because it does not contain mandatory verbiage to see Section C on page 2 of your LE. The 10% tolerance was not breached.
03.02.17: Compliance policy changed effective XX/XX/XXXX clarifies there is no requirement for the Section C reference to be included in the WLSP and there is no regulatory requirement for the WLSP to contain estimates.

 FICO is higher than guideline minimum UW Guides require FICO of 680; loan qualified with FICO of 767; Reserves are higher than guideline minimum UW Guides required 6 months reserves; loan qualified with 8.40 months reserves; Years on Job Borrower has 10 years on job

300335621	33cfbd96-93fa-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the file.		03/02/2017: CDA provided reflecting a value of $630,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 680; loan qualified with FICO of 767; Reserves are higher than guideline minimum UW Guides required 6 months reserves; loan qualified with 8.40 months reserves; Years on Job Borrower has 10 years on job

300335620	97d38bad-4fff-e611-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the file.		03/03/2017: CDA provided reflecting a value of $1,050,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300335620	6e988e01-7927-4633-b8cd-c5d31f0cbbc3	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The License Number of the Settlement Agent is missing.	03/09/2017: uploaded due diligence response	03/09/2017: Audit review of final CD includes contact information required for the Lender, Broker, Real Estate Agents and Settlement Agent. Condition rescinded.
300335620	e085f9b6-4fff-e611-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	313 - Property in Disaster Area	Property located in a FEMA declared disaster area. Inspection post incident date was not provided.	03/08/2017: Post disaster inspection	03/08/2017: Audit reviewed Post Disaster Inspection, and has determined that the report reflects "no damage" to the subject property. Condition cleared.
300335619	6807872e-700a-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided. A Collateral DNA report was provided in lieu of a CDA.		03/20/2017: CDA provided reflecting a value of $700,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300335618	703d0a47-e60c-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided. A Collateral DNA report was provided in lieu of a CDA		03/23/2017: CDA provided reflecting a value of $800,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300335615	a277ccf6-b8ef-4665-a54e-c60845512a3f	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		04/11/17: Lender provided attestation that they do not have any affiliates. Condition cleared.
300335615	adbc86c4-9705-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.		03/13/2017: CDA provided reflecting a value of $1,000,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300335615	8df8f6ec-9705-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	313 - Property in Disaster Area	Property is Disaster Area - Property located in a FEMA declared disaster area. Inspection post incident date was not provided.		03/13/2017: Received disaster inspection reflecting no damage. Condition cleared.
300335614	ef302359-a197-42f1-b306-112379c2d134	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing E Consent Disclosure	Missing the Borrower's Consent to Receive Communications Electronically. Provide E Consent disclosure for the borrower/co-borrower.	03/15/2017: eConsent
03/31/17: E-consent provided for the borrower and co borrower dated XX/XX/XXXX. Condition cleared. 03/15/2017: Audit reviewed the Consent Agreement, and has determined that said document was dated the same day as closing. A executed e-consent or evidence of e-consent is required before any charges are incurred, other than credit. Condition remains.

300335614	82c2203f-f5fd-e611-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	CDA is missing		03/09/2017: CDA provided reflecting a value of $1,100,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300335614	b5d2ed6b-e770-4667-ab3c-697290c35416	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Total of Payments is not accurate	The CD reflected total of payments as $X,XXX,XXX.XX vs The actual total of payments is $X,XXX,XXX.XX an over-disclosure of $XXX.XX.	03/15/2017: DD response
03/28/17: Lender allows TOP over-disclosures less than or equal to 1% of the loan amount to be considered non-material. Condition acknowledged. 03/15/2017: Per client request, if Total of Payments (TOP) is over disclosed by more than $XXX then a revised CD is required. Condition remains.

300335613	7ffc12d6-f5f9-4525-87e4-5a595adf1427	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error
The final Closing Disclosure Contact Information section is incomplete.  The Address and License Number of the Borrowers Real Estate Broker is missing. The Address and License Number of the Sellers Real Estate broker is missing. The License number of the Settlement Agent is missing.
Cured post close CD
300335613	8a71d2f4-c703-4af0-be23-38fad5ca5bd6	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Special Information Booklet / Home Loan Toolkit	Missing Special information Booklet		03/09/17: Lender provided evidence of receipt of the special information booklet within 3 days of the application date. Condition cleared.
300335613	db84673d-86fe-e611-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)	Final CD section E recording fee was not itemized for deed or mortgage		Cured post close CD
300335613	3b5e86a6-88fe-e611-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	Section F of the Final CD does not list a payee for the Homeowners insurance.		Cured post close CD
300335613	621c9564-d6fd-e611-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	CDA is missing		03/14/2017: CDA provided reflecting a value of $1,425,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300335613	b4697197-90c9-49b4-b46a-7d63a3061f28	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately	Estimated taxes, Insurance & assessments on cd dated XX/XX/XXXX not reflected accurately. CD shows $X,XXX.XX vs actual $ X,XXX.XX diff $ XXX.XX.		03/09/17: Non material. Loan will be graded a B.
300335613	b24f9b58-7ac7-47cd-a63c-6618da36eb4b	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Missing affiliated business disclosure.		03/09/17: Non material, loan will be graded a B.
300335613	1f26c17d-c41a-42d3-a7ae-11645976bc70	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for General Information section not present in C.D.	The final Closing Disclosure is missing required data under the General Information section for the Sellers name and Address.		Cured post close CD
300335609	9f1f6b85-fbfc-e611-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing E Consent Disclosure
Missing the Borrower's Consent to Receive Communications Electronically. Provide E Consent disclosure for the borrower dated XX/XX/XXXX to validate the intent to proceed signature date. The loan file only contains an E consent dated XX/XX/XXXX.
03/02/2017: Received evidence Borrower consented to receive documents electronically on XX/XX/XXXX. Condition cleared.
300335609	a745800d-8f6d-435c-9213-7a8574a9c741	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	3 day rescission period not provided	The Right to Cancel form was executed on XX/XX/XXXX and reflected an expiration date of XX/XX/XXXX. The expiration date should have been through XX/XX/XXXX.	03/01/2017: Rescission Period response
03/01/2017: Audit reviewed the Lender Rebuttal, and Compliance has determined that based on the commentary to the regulation, if a holiday falls on the weekend, the “day of observation” can be treated as a Business day and counted as a rescission day. Condition rescinded.

300335609	9f47d4a9-fafc-e611-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.		03/10/2017: CDA provided reflecting a value of $1,400,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300335609	dfbb5af6-fafc-e611-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	WLSP is missing a detailed list of services which corresponds to the LE for services the borrower is permitted to shop for.
03/02/2017:  Per Compliance, there is no requirement for the Section C reference to be included in the WLSP and there is no regulatory requirement for the WLSP to contain estimates. Condition rescinded.

300335606	e5c664b1-6a03-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.		03/09/2017: CDA provided reflecting a value of $745,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300335606	4bc0464d-73be-41f4-84cf-efc25d108d69	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		04/11/17: Lender provided attestation that they do not have any affiliates. Condition cleared.
300335606	4d94c65a-4388-48ca-b13d-fbbad6bdefbc	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The funding Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $XXX.XX a month vs. the calculated value of $XXX.XX a month. The lender used the incorrect amount of $XXX.XX for the  hazard insurance vs. the actual amount of $XXX.XX
03/10/17: Non material. Loan will be graded a B.
300335605	053a4094-a3fe-e611-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing verbal verification of employment	Verbal Verification of Employment in file is dated 15 days post closing which is not permitted. Please provide VVOE dated prior to closing.	03/07/2017: VOE attached	03/07/2017: Audit reviewed the VOE documentation submitted, and has determined that the document provided was within 10 days prior to the Note date. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 680; loan qualified with FICO of 808; Reserves are higher than guideline minimum UW Guides require 6 months reserves; loan qualified with 56.70 months reserves; Years in Field Borrower has 20 years in same field; Years on Job Borrower has 6 years on job

300335605	e4bed3ce-d9f9-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the file.	03/07/2017: cda	03/07/2017: A CDA report reflecting a value $1,371,000.00, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 680; loan qualified with FICO of 808; Reserves are higher than guideline minimum UW Guides require 6 months reserves; loan qualified with 56.70 months reserves; Years in Field Borrower has 20 years in same field; Years on Job Borrower has 6 years on job

300335601	41b2afc3-3400-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	CDA Report was not provided.		03/07/2017: CDA provided reflecting a value of $843,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300335601	226fafdb-3400-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	The Affiliated Business Disclosure is missing from the file.		03/13/2017: Evidence provided in original loan file that Lender has no affiliates. Condition rescinded.
300335601	0263f8cd-3400-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error
The Final Closing Disclosure Contact Information section is incomplete. The License Number of the Settlement Agent, the Real Estate Broker(B) and Real Estate Broker(S) are missing. A LOE regarding the errors is required as well.

03/13/2017: Audit review of missing CD Contact Information, other than Lender or Broker NMLS or Settlement Agents license number (if required by State), is a non-material grade B. Loan will be rated a 'B' for all agencies. 03/13/2017: A Post Close CD, LOE and air bill provided which reflects the license number for the Settlement Agent.  However, still missing the Real Estate Broker(B) and Real Estate Broker(S) License ID. Condition remains.  03/03/2017: A post close CD in the loan file reflects Settlement license number. However, still missing the Real Estate Broker(B) and Real Estate Broker(S) License ID. Lender can re-disclose within 60 days from loan consummation.  Loan will be graded a B for all agencies.

300335601	c514cc89-e320-4141-966d-fd8e19c1164f	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Total of Payments is not accurate	The CD dated XX/XX/XXXX reflected total of payments as $X,XXX,XXX.XX. The actual total of payments is $X,XXX,XXX.XX, an over-disclosure of $X.XX		03/13/2017: Audit reviewed TOP, and has determined that Total of Payments (TOP) over disclosure less than $XXX is non-material. Loan will be graded a B.
300335600	4e1a4fa8-5003-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Mortgage
Copy of mortgage provided in file, however please provide one of the following: 1.) Copy of the recorded Mortgage/Deed of Trust 2.) Final title policy with recorded data for Mortgage/Deed of Trust. 3.) Evidence of that the Mortgage/Deed of Trust was required to be sent for recording ie... Statement from the Title Company and/or Closing Agent.
03/09/17: Lender provided a copy of the recorded mortgage. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 23.00%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 804; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  38.70 months reserves

300335600	c234febc-3500-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.		03/14/2017: CDA provided reflecting a value of $726,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 23.00%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 804; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  38.70 months reserves

300335598	d2914d8a-840d-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided. A Collateral DNA report was provided in lieu of a CDA		03/27/2017: CDA provided reflecting a value of $800,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300335597	974d2842-eb07-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided. A Collateral DNA report was provided in lieu of a CDA.		03/20/2017: CDA provided reflecting a value of $850,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300335597	56ee2300-4956-4942-8021-147cc94af86d	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Affiliated Business Disclosure not executed	Affiliated Business disclosure not executed.		04/11/17: Lender provided attestation that they do not have any affiliates. Condition cleared.
300335597	d0f9440b-3808-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Lender Post closing Refund to Cure insufficient to cover in C.D. Services Borrower DID NOT SHOP Fee - Section B (Undisclosed and Under Disclosed)	Appraisal fee on initial, interim and final CD is $XXX. LE lists fee as $XXX. This fee is in a X% tolerance section. Lender tolerance cure of $XX is required. Section J reflects $XX tolerance cure.		03/13/2017: Loan to be rated a B for all agencies.
300335596	07757662-dab0-4b0f-8d47-9f4175b18b21	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Special Information Booklet / Home Loan Toolkit	Special Information Booklet is missing from the file.		03/28/17: Lender provided evidence of the Home loan toolkit within 3 days of the application date. Condition cleared.
300335596	72bfaf3f-9f0d-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.		03/21/2017: CDA provided reflecting a value of $1,958,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300335594	2845ad50-a7c0-45b8-8f5d-fa7754f93608	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Naming Convention in Services Borrower DID NOT SHOP Fee - Section B in C.D. is not consistent	The CD dated XX/XX/XXXX in section B reflects Title-CPL Fee, but the provider name is missing.		Post close CD dated 01/26/2017, indicates the Title-CPL provider. The finding is not material. Loan will be graded a B for all rating agencies.
300335594	1701e67c-69ff-e611-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided		03/06/2017: CDA provided reflecting a value of $1,450,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300335592	3437cdd4-086f-4fd5-b876-85a8f43180c2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Total of Payments is not accurate	The Final CD reflected total of payments as $XXX,XXX.XX. The actual total of payments is $XXX,XXX.XX, an over-disclosure of $X.XX.		03/08/2017: Over disclosure is < $XXX tolerance. Loan will be rated a B for all agencies.
300335592	20e4ae13-e0fd-e611-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the file.		03/09/2017: CDA provided reflecting a value of $650,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300335589	c66175d8-fe0f-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		03/24/2017: CDA provided reflecting a value of $1,200,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300335589	7b137366-2d51-4df7-badc-f0ab6fd4302b	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	WLSP is missing a detailed list of services which corresponds to the LE for services the borrower is permitted to shop for).		03/28/17: WLSP is only required to list at least one service provider. Condition rescinded.
300335588	7336ad83-01fe-e611-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		03/10/2017: CDA provided reflecting a value of $1,245,000 which is a 4.2% variance. Variance within acceptable tolerance. Condition Cleared.
300335588	fe6692bd-5def-4195-9a16-d1b99bf43c89	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing E Consent Disclosure	E-Consent Disclosure missing from the file.	03/13/2017: uploading copies of e-consent forms	03/13/2017: Audit reviewed evidence for "Consent to Receive Electronic Disclosures", documentation submitted was accepted by borrower dated XX/XX/XXXX and is deemed acceptable. Condition cleared.
300335588	067a4768-3804-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	Affiliated Business Disclosure missing from the file.		04/11/17: Lender provided attestation that they do not have any affiliates. Condition cleared.
300335587	4c74f83b-b97b-45d6-bdac-9635b2c6e461	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Total of Payments is not accurate	Audit reviewed TOP, and has determined that Total of Payments (TOP) over disclosure less than $XXX is non-material. Loan will be graded a B.		Audit reviewed TOP, and has determined that Total of Payments (TOP) over disclosure less than $XXX is non-material. Loan will be graded a B.
300335587	30666dd9-c544-4aa7-9036-dd7d133edd61	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The License ID Number of the Settlement Agent is missing.	03/09/2017: not required.
03/09/2017: Audit reviewed the Lender Rebuttal, and has determined that although it is best practice to obtain the settlement agents license if they have one, and if not, then the company. Every Closing/Title/Settlement company is required to have a business license. This is a non-material grade B.

300335587	aedd8a97-0ffd-e611-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.	03/09/2017: CDA	03/09/2017: A CDA report reflecting a value $1,450,000.00, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
300335587	8a8fa7bb-6041-4fb4-a117-4aa20b48a31f	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
Section E of the final Closing Disclosure does not reflect a breakdown of the recording fee of $XX.XX. In addition, Section F reflects the Property Taxes were paid to the Title Company versus the actual government payee.
The post closing CD reflects updated Section E to reflect the recording fee was for the Deed and Section F with the property taxes paid to the SCC Tax Collector.
300335581	e9044cbd-98d1-46a9-8ddb-6e2cf84d959a	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure dated XX/XX/XXXX Contact Information section is incomplete. The missing field name : NMLS License Number /state license number ) of the Settlement Agent is missing.		Post close CD dated XX/XX/XXXX has corrected the issue. Loan will be graded a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.31%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 720; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 28.60 months reserves

300335581	21338108-3600-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	The naming convention of the lenders fees in Section H of the CD dated XX/XX/XXXX are missing.		Post close CD dated XX/XX/XXXX has corrected the issue. Loan will be graded a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.31%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 720; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 28.60 months reserves

300335581	a4510a89-3300-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.		03/14/2017: CDA provided reflecting a value of $890,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.31%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 720; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 28.60 months reserves

300335581	c112887b-8aff-e611-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Assessor's Parcel Number is not consistent between Appraisal, Title, and/or Mortgage.	Assessor parcel number is not consistent between appraisal and mortgage.		3/16/2016: Per the tax record, the tax ID is reflected on the appraisal vs the APN. Condition rescinded.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.31%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 720; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 28.60 months reserves

300335580	97c002db-72ff-e611-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.		03/06/2017: CDA provided reflecting a value of $567,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300335579	e211eb6a-dd09-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)	The final Closing Disclosure Section E recording fee is not itemized in the margin.		03/15/2017: Post Closing CD reflects recording fee itemized in the margin. This finding is not material. Loan will be graded a B for all agencies.
300335579	228f5ac5-dd09-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided. A Collateral DNA report was provided in lieu of a CDA.		03/20/2017: CDA provided reflecting a value of $630,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300335579	56a9f28a-9184-4bfd-ba1e-6dae1a7e7227	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	Missing the Affiliated Business Disclosure.		04/11/17: Lender provided attestation that they do not have any affiliates. Condition cleared.
300335579	92466bd6-615e-483e-85c4-5be0596a03f2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing E Consent Disclosure	Missing the Borrower's Consent to Receive Communications Electronically. Provide E Consent disclosure for the borrower.		03/29/17: Lender provided the borrower's and co-borrower's Consent to Receive Communications Electronically. Condition Cleared.
300335579	4d6967d8-b091-4413-bea8-7bb84334aa55	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The  Title-E-Recording Fee is reflected in section B of the final Closing Disclosure.  The borrower shopped for their own Title-E-Recording Fee and did not use the provider on the WLSP. The Title-E-Recording fee should be listed in section C of the CD.

03/29/17: Upon further review, since the lender is only required to list one service provider per service, regardless if they have multiple preferred providers, they meet the requirement by listing only one provider.  It would be safe to assume that because the lender listed the fee in section B (which is more conservative) it is a preferred provider who was not listed on the WLSP.  The incorrect disclosure of Did/Did Not shop fees should not be made in this circumstance.  Condition rescinded.

300335578	420327bf-d804-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the file.		03/14/2017: CDA provided reflecting a value of $725,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300335578	4d182118-f304-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Missing mortgage insurance certificate	Subject transaction CD's reflect a MIC#. Provide MI certificate for this loan file. Additional conditions may apply.		03/14/2017: Audit reviewed Lender's rebuttal and agrees. There is no mortgage insurance. The number in question is the loan number. Condition rescinded.
300335577	0576a48f-9340-476d-bf9d-57c5ca24dc26	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Loan Disclosures' section not completed, or completed in error	The final CD is missing required data under the Loan Disclosures section for the field titled Demand Feature.		03/17/2017: Post Closing CD reflects the appropriate information for the Demand Feature. Loan will be graded a B for all agencies.
300335577	75ce0e8b-2591-4a0a-95a9-1b8c1a1aca48	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing E Consent Disclosure	Missing the Borrower's Consent to Receive Communications Electronically. Provide E Consent disclosure for the borrower and co-borrower.		03/23/17: Lender provided the borrower's and co-borrower's Consent to Receive Communications Electronically. Condition Cleared.
300335577	0063fbac-240b-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
Section F. Prepaids section of the final Closing Disclosure  does not list number of months Property Taxes were collected. Under 1026.37(g)(2)(i)-(iv) and 1026.38(g)(2) each item must include the applicable time period covered by the amount to be paid by the consumer and the total amount to be paid.
04/05/17: Cured post close. Loan will be graded a B. 03/23/17: Documents provided do not clear this condition. Condition maintained.
300335577	abfdd031-240b-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided. A Collateral DNA report was provided in lieu of a CDA		03/23/2017: CDA provided reflecting a value of $630,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300335575	5cf72ae7-8ffe-e611-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.		03/10/2017: CDA provided reflecting a value of $1,400,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300335575	30564a2f-a319-4866-b5e3-1a8f72a9192e	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The License ID Number of the Settlement Agent is missing.	03/15/2017: PC CD
03/15/2017: Audit review of revised CD includes all contact information required for the Lender, Broker, Real Estate Agents and Settlement Agent.  Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'.

300335575	5fb83944-90fe-e611-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
Section F. Prepaids section of the final Closing Disclosure does not list number of months Homeowner's Insurance were collected. Under 1026.37(g)(2)(i)-(iv) and 1026.38(g)(2) each item must include the applicable time period covered by the amount to be paid by the consumer and the total amount to be paid.
03/15/2017: PC CD
03/15/2017: Audit review of revised CD includes Section F - listing the number of months paid and payees. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided.  Loan will be rated a 'B'.

300335574	ec7cc470-c10f-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Missing income documentation	Missing paystubs on Borrower covering 30 day period.	04/04/2017: We have two paystubs in file one dated XX/XXXX-XX/XXXX and the 2nd from XX/XXXX-XX/XXXX. That's 29 DAYS. Please submit for an exception.	04/04/2014: Audit re-analyzed the loan file, and has determined that 2 paystubs were provided for the borrower dated XX/XXXX-XX/XXXX andXX/XXXX-XX/XXXX(bi-weekly). Condition rescinded.			FICO is higher than guideline minimum credit score 737; No Mortgage Lates no lates; Reserves are higher than guideline minimum 363K
300335574	2c9cf4e5-7cd2-4a69-bdea-901918868947	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Total of Payments is not accurate	"The CD dated XX/XX/XXXX reflected total of payments as $X,XXX,XXX.XX The actual total of payments is $X,XXX,XXX.XX , an over-disclosure of $X.XX"		03/23/2017: Over-disclosure of TOP less than $XXX is considered a non-material finding. Loan will be graded a B for all agencies.”			FICO is higher than guideline minimum credit score 737; No Mortgage Lates no lates; Reserves are higher than guideline minimum 363K
300335574	729a53ed-0e0f-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		03/24/2017: CDA provided reflecting a value of $1,100,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.			FICO is higher than guideline minimum credit score 737; No Mortgage Lates no lates; Reserves are higher than guideline minimum 363K
300335574	15d0ab4a-f675-4672-b963-6fdfde464c9a	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Special Information Booklet not provided within 3 business days of application date.	The Special Information Booklet disclosure in the file is dated XX/XX/XXXX and the original application date is XX/XX/XXXX.		04/04/2017: Audit re-analyzed loan file, and has determined that the Special Information Booklet disclosure was submitted within three days of application date. Condition rescinded.			FICO is higher than guideline minimum credit score 737; No Mortgage Lates no lates; Reserves are higher than guideline minimum 363K
300335574	ec411c9f-c10f-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Documentation	The property tax statement for the B1/B2 retained primary property is missing from the loan file.	04/04/2017: Property report in file and used, here is the page reflecting taxes, Full report was provided in the file but can be provided again if needed.	04/04/2017: Audit reviewed property detail for departure property, and has determined that the documentation submitted is deemed acceptable. Condition cleared.			FICO is higher than guideline minimum credit score 737; No Mortgage Lates no lates; Reserves are higher than guideline minimum 363K
300335574	2c3f323c-c20f-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Affiliated Business Disclosure not provided within 3 business days of application date.	The affiliated business disclosure in file is not dated with 3 days of application date.	04/04/2017: ABA	04/04/2017: Audit review of Affiliated Business Disclosure submitted is within three days of application date. Documentation submitted is deemed acceptable, condition cleared.			FICO is higher than guideline minimum credit score 737; No Mortgage Lates no lates; Reserves are higher than guideline minimum 363K
300335571	8463b88c-adfe-4b98-af58-beb9955bd1b3	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Total of Payments is not accurate	The CD dated XX/XX/XXXX reflected total of payments as $X,XXX,XX.XX. The actual total of payments is $X,XXX,XX.XX, an over-disclosure of $X.XX.		3/22/2017: This finding is not material. Loan will be graded a B for all agencies.
300335571	9664bc51-7f0e-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Revised LE provision timing requirement to consummation not met
The re-disclosed LE (pg 751) reflects a date issued of XX/XX/XXXX. Mailbox Rule/Presumed Receipt is applied and borrower was not in receipt of re-disclosed LE 7 specific business days prior to consummation of XX/XX/XXXX .
03/31/17: Lender provided the E-disclosure and evidence of receipt of the LE on XX/XX/XXXX Condition cleared.
300335571	6b90e2f8-820f-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided. A Collateral DNA report was provided in lieu of a CDA		03/27/2017: CDA provided reflecting a value of $759,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300335566	049d6139-a4a1-42cc-826d-220f6c28d0a3	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing E Consent Disclosure	Missing the Borrower's Consent to Receive Communications Electronically. Provide E Consent disclosure for the borrower.		03/14/2017: Received evidence of E-consent. Condition cleared.			FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 765; Years in Field Borrower has 10 years in field; Years on Job Borrower has 6.11 years on job
300335566	07fa7db7-3204-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	The final Closing Disclosure in file page 1 reflects incorrect closing date. 2) The final Closing Disclosure in file page 4 missing subject property address under Security Interest section.		03/08/2017: Post Closing CD provided correcting closing date and reflecting subject property address on page 4. This finding is not material. Loan will be graded a B for all agencies.			FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 765; Years in Field Borrower has 10 years in field; Years on Job Borrower has 6.11 years on job
300335566	c74c2693-6524-4df3-9cb5-27208f0bdaeb	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure.		03/14/2017: Audit reviewed original loan file and located evidence that Lender has no affiliates. Condition rescinded.			FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 765; Years in Field Borrower has 10 years in field; Years on Job Borrower has 6.11 years on job
300335566	37bf3351-5aff-e611-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		03/14/2017: CDA provided reflecting a value of $723,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.			FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 765; Years in Field Borrower has 10 years in field; Years on Job Borrower has 6.11 years on job
300335566	6f57f8bd-3004-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Missing 1008 or Underwriter Approval
A corrected 1008 required reflecting borrowers base salary as $XX,XXX.XX less XXXX expenses of $XXX.XX = $XX,XXX.XX total monthly qualifying income. Comments on 1008 indicates base pay minus 24 months 2106 expenses.
																3/16/2016: Income calculated by audit was utilized for qualification. Condition is non-material. Condition rescinded.			FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 765; Years in Field Borrower has 10 years in field; Years on Job Borrower has 6.11 years on job
300335566	46484437-3104-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Final 1003 is incomplete	Final loan application in file to be corrected to reflect borrowers base salary as $XX,XXX.XX less 2106 expenses of $XXX.XX = $XX,XXX.XX total monthly qualifying income.		3/16/2016: Income calculated by audit was utilized for qualification. Condition is non-material.Condition rescinded.			FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 765; Years in Field Borrower has 10 years in field; Years on Job Borrower has 6.11 years on job
300335564	deba8956-07bf-4d17-9599-58b68c8acff7	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)
Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. The initial Closing Disclosure is dated XX/XX/XXXX.  When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met.
03/10/17: Lender provided E Signed initial CD dated XX/XX/XXXX. Condition cleared.
300335564	bf3b5fbe-a6bf-4292-ab3e-71da31b96ea2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Missing Special Information Booklet / Home Loan Toolkit	Missing Special Information Booklet/Home Loan Toolkit	03/13/2017:Per the initial loan submission checklist. Page 2, Section 4 Certifications the underwriter attest that the Home Loan Toolkit was provided with the initial disclosures on XX/XX/XXXX
03/13/2017: Audit reviewed the Lender Rebuttal, and has determined that the Initial Loan Submission checklist reflects that the Home Loan Toolkit was provided with the initial disclosures on XX/XX/XXXX. Condition rescinded. 03/10/17: Special Information Booklet/Home Loan Toolkit provided, however it is not dated. Please provide evidence of receipt within 3 days of the application date. Condition maintained.

300335564	1605dda6-8565-40f8-b92d-62b06e078143	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure		04/11/17: Lender provided attestation that they do not have any affiliates. Condition cleared.
300335564	200ef364-c6fd-e611-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.		03/09/2017: CDA provided reflecting a value of $585,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300335564	7f1c0f55-4b06-44be-8ea7-e0d8aaf1cce1	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing borrower’s documented Intent to Proceed	Missing borrowers' documented Intent to Proceed		03/10/17: Lender provided the intent to proceed signed on XX/XX/XXXX. Condition cleared.
300335562	aff021aa-fa04-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Closing Disclosure document error	Missing naming convention for payment of recording fees on final CD section E.	03/13/2017: uploading due diligence response	03/13/2017: Audit reviewed the final CD, and has determined that Section E recording fee is correct. Condition rescinded.
300335562	2be4d02f-e904-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.	03/13/2017: CDA	03/13/2017: A CDA report reflecting a value $685,000.00, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
300335562	8ddb2af9-f12f-4094-8672-3e529a8ce3f5	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	CD Document does not match actual calculated values for Estimated Total Monthly Payment
The final Closing Disclosure does not match actual calculated values for Estimated Total Monthly Payment. The CD shows the payment amount as $XXXX.XX Years #X - #XX includes the amounts of P&I , MI , Estimated Escrow & Estimated Total, the calculated payment amount is Years #X - #XX  $XXXX.XX.
															03/13/2017: uploading the final closing disclosure dated XX/XX/XXXX. The figures list on the CD match the P& I on the note and the calculation of the escrowed items are correct	03/13/2017: Audit re-analyzed the Final CD within the loan, and has determined that the calculated values for Estimated Total Monthly Payment was correct. Condition rescinded.
300335562	f9f39b4f-15e0-4de6-9f78-e35e2c8418f6	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure		04/11/17: Lender provided attestation that they do not have any affiliates. Condition cleared.
300335562	75fc877c-0505-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Mortgage
Copy of mortgage provided in file, however please provide one of the following: 1.) Copy of the recorded Mortgage/Deed of Trust 2.) Final title policy with recorded data for Mortgage/Deed of Trust. 3.) Evidence of that the Mortgage/Deed of Trust was required to be sent for recording ie... Statement from the Title Company and/or Closing Agent.
															03/13/2017: uploading copy of recorded deed of trust	03/13/2017: Audit reviewed recording evidence for the Mortgage, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
300335562	9ccf026f-cfea-4abc-8f17-d5dd86b147b7	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Missing seller’s Closing Disclosure	Missing seller's Closing Disclosure	03/13/2017: Uploading due diligence response
03/13/2017: Audit reviewed the Lender Rebuttal, and has determined that the Final CD does NOT include all the Seller transactions. Final CD is missing realtor commissions, as well as payoffs. A Seller's CD with ALL fees was not provided, Loan will be rated a B.

300335561	2367aeaf-1d0e-4583-97b4-8f8651c508b3	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	An affiliated business disclosure was not provided in the file.		04/11/17: Lender provided attestation that they do not have any affiliates. Condition cleared.
300335561	9aa2dc6c-026a-4ab9-a964-ad468b4ae766	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	CD Document does not match actual calculated values for Estimated Escrow
The final Closing Disclosure does not match actual calculated values for Estimated Total Monthly Payment. The CD shows the payment amount as $XXX.XX, the calculated payment amount is $XXX.XX. The lender used the premium of $X,XXX.XX and did not use the Total premium reflected on the Homeowners insurance declaration page of $XXXX.XX.

03/23/17: Per the Hazard policy, it shows a total premium of $XXXX.XX with included a one- time fee of $XX which will not be included in the monthly hazard payments. Therefore, the actual annual premium for the hazard is $XXXX.XX which is $XXX.XX monthly.
03/27/17: Upon further review, the $XX.XX is a one time fee. Condition rescinded.
300335561	d0b10dff-8c09-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The final closing disclosure Section E State Transfer Taxes did not list a payee.A post closing disclosure corrected the discrepancy.		03/15/2017-“Cured Post Close” and the final rating if this is your only condition is a “2”.
300335561	50079853-8d09-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided. A Collateral DNA report was provided in lieu of a CDA.		03/20/2017: CDA provided reflecting a value of $770,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300335560	c5399fba-8e0a-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided. A Collateral DNA report was provided in lieu of a CDA		03/20/2017: CDA provided reflecting a value of $950,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300335550	4a89fff4-e404-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.		03/10/2017: CDA provided reflecting a value of $1,720,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300335547	100044b6-3808-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.		03/15/2017: CDA provided reflecting a value of $830,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43.00%, loan qualified with DTI of 39.37%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 787.; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 369.40 months reserves

300335547	63ae33e0-ba08-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Balance Sheet	Balance sheet in file does not identify period as of date and only states "YTD", file is missing a valid Balance sheet.	03/22/17: Document is dated at signature line. YTD is of that date.	03/28/17: Per Counsel, the signature date would serve as the “through” YTD on these documents. Condition cleared. 03/24/17: Sent to counsel for review.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43.00%, loan qualified with DTI of 39.37%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 787.; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 369.40 months reserves

300335547	e8999c06-bb08-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing YTD Profit & Loss	P&L in file does not identify period as of date and only states "YTD", file is missing P&L for Borrower’s Schedule C income.	03/22/17: Document is dated at signature line. YTD is of that date.	03/28/17: Per Counsel, the signature date would serve as the “through” YTD on these documents. Condition cleared.03/24/17: Sent to counsel for review.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43.00%, loan qualified with DTI of 39.37%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 787.; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 369.40 months reserves

300335547	9ac980da-28f9-481f-809e-749d49319721	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $954.64 a month vs. the calculated value of $XXX a month. The lender used the incorrect amount of $XXX for the taxes vs. the actual amount of $XXX.XX

03/22/17:  The loan was underwritten using $839.00 per month as the monthly real estate taxes and that is the same monthly amount used in on the CD Page 1. The CD Page 1 lists an estimated dollar amount for taxes and insurance. It also indicates Escrows are waived for this file.
03/24/17: Non Material. Loan will be graded a B.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43.00%, loan qualified with DTI of 39.37%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 787.; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 369.40 months reserves

300335547	6f05bb61-df08-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Hazard Insurance Shortfall	The amount of insurance required is $XXX,XXX vs. the actual amount of coverage $XXX,XXX . The amount of coverage is short by $X,XXX.XX
03/20/17: Attached  is the Hazard policy information stating the dwelling has additional home protector coverage up to XX% of the policy coverage which equals $XXX,XXX . $XXX,XXX  plus $XXX,XXX  equals $XXX,XXX insurance coverage plus the $XX,XXX  for additional structures which makes the total coverage $XXX,XXX . This is adequate insurance coverage for the dwelling.

03/24/17: Replacement cost estimator provided from the insurance company showing sufficient coverage. Condition cleared. 03/21/17:  Please provide a replacement cost estimator provided from the insurance company showing sufficient coverage. Condition maintained.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43.00%, loan qualified with DTI of 39.37%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 787.; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 369.40 months reserves

300335546	6ab38b02-320b-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.		03/20/2017: CDA provided reflecting a value of $748,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300335545	d2ae9d25-9a0d-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.		03/21/2017: CDA provided reflecting a value of $870,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300335543	06827df2-0604-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Mortgage
Copy of mortgage provided in file, however please provide one of the following: 1.) Copy of the recorded Mortgage/Deed of Trust 2.) Final title policy with recorded data for Mortgage/Deed of Trust. 3.) Evidence of that the Mortgage/Deed of Trust was required to be sent for recording ie... Statement from the Title Company and/or Closing Agent.
															03/17/2017: Recorded Mortgage	03/17/2017: Audit reviewed evidence of recorded Deed of Trust, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
300335543	38a780b7-0f4f-440e-9b04-2d3bacc0406c	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Special Information Booklet / Home Loan Toolkit	Missing special information booklet	03/17/2017: Home Loan Toolkit	03/17/2017: Audit review of Special Information Booklet/Home Loan Toolkit submitted is within three days of application date. Documentation submitted is deemed acceptable, condition cleared.
300335543	fe34f66f-c75b-4cda-bd5d-981c7252a985	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	HUD Homeownership Counseling Disclosure not provided within 3 days of application	HUD Homeownership counseling disclosure not provided within 3 days of application date XX/XX/XXXX.	03/17/2017: DD response
03/17/2017: Audit reviewed the Lender Rebuttal, as well as evidence of when the six elements were obtained, and has determined that the disclosures were provided within 3 days of Application date of XX/XX/XXXX..

300335543	6a905fe7-3c65-4996-bea5-e5741b55eda3	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Affiliated Business Disclosure not provided within 3 business days of application date.	Affiliated business disclosure is not provided within 3 business days of application date XX/XX/XXXX.	03/17/2017: DD response
03/17/2017: Audit reviewed the Lender Rebuttal, as well as evidence of when the six elements were obtained, and has determined that the disclosures were provided within 3 days of Application date of XX/XX/XXXX.

300335543	bd6833d7-b102-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.		03/09/2017: CDA provided reflecting a value of $1,100,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300335543	b125b199-674c-4c5f-b2c3-8557816ab1d0	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Initial LE not provided within 3 standard business days of application	Initial Loan estimate is not provided within 3 days of application date XX/XX/XXXX.	03/17/2017: DD response
03/17/2017: Audit reviewed the Lender Rebuttal, as well as evidence of when the six elements were obtained, and has determined that the LE/disclosures were provided within 3 days of Application date of XX/XX/XXXX.

300335543	d40b93aa-cbb3-4dd2-ac6a-c57d8be2af24	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	ECOA Non-Compliant: Appraisal disclosure not provided within 3 days of application.	Appraisal disclosure is not provided within 3 business days of application date XX/XX/XXXX.	03/17/2017: DD response
03/17/2017: Audit reviewed the Lender Rebuttal, as well as evidence of when the six elements were obtained, and has determined that the disclosures were provided within 3 days of Application date of XX/XX/XXXX.

300335543	4d6c3966-2a7c-4e79-925f-fedfce34184c	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Lender Credits on Final Closing Disclosure at closing is inaccurate in relation to previous Initial disclosure(s)
The LE dated XX/XX/XXXX. reflects a lender credit in the amount of $X,XXX.XX. The lender credit decreased to $X.XX on the final CD dated and $XX.XX on the post-closing CD with no indication of a valid COC to account for the $X,XXX.XX decrease in the credit.
03/17/2017: CD and COC
03/17/2017: Audit reviewed evidence COC was provided to the borrower on XX/XX/XXXX., and has determined that the interest rate decreased from X.XXX% to X.XXX%. Documentation submitted is deemed acceptable. Condition cleared.

300335542	924bcc27-850d-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	313 - Property in Disaster Area	The property is in a FEMA Declared Disaster area.		03/23/2017: Received post disaster inspection reflecting no damage. Condition cleared.
300335542	3465db40-850d-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided. A Collateral DNA report was provided in lieu of a CDA		03/23/2017: CDA provided reflecting a value of $1,700,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300335542	8ebac341-2050-4e42-afa3-90d73cd9e36f	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Incorrect rescission model – Same lender refinance requires form H-9	Lender used H-8 vs H-9 for new money transactions.		04/10/17: Rescission period has expired. Condition cleared. 03/30/17: Lender provided the correct RTC H9, and will expire xx/xx/xxxx. Condition maintained.
300335540	a9917479-0d30-4e5e-8403-33006213348b	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	HUD Homeownership Counseling Disclosure not provided within 3 days of application	HUD Homeownership counseling disclosure not provided within 3 business days of application dated XX/XX/XXXX.	03/22/17: The income was not obtained until XX/XX/XXXX. Initial disclosures were provided to the borrower once all six elements had been obtained and the RESPA application date had been determined.
04/17/17: Lender provided a disclosure showing the application date of XX/XX/XXXX. Condition cleared. 03/24/17: Disclosure tracking “compliance timeline” snipped from LOS system provided, however, in order to clear this condition, please provide documentation that all 6 elements were not obtained on XX/XX/XXXX. Condition maintained. 03/23/17: Documents provided do not show the TBD date for XX/XX/XXXX. Condition maintained.

300335540	5db82336-7b0d-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Information required for CD 'Calculating Cash To Close' section not completed, or completed in error	CD incorrectly calculates the Closing Costs Financed Paid from your Loan Amount. Closing Disclosure is blank vs. the actual of $X,XXX.XX.		03/27/17: Upon further review, closing cost in sections match. Condition rescinded.
300335540	ffed4407-1b88-4ab6-88ff-366a264a0a6e	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Initial LE not provided within 3 standard business days of application	Initial Loan estimate not provided within 3 business days of application dated XX/XX/XXXX	03/22/17: The income was not obtained until XX/XX/XXXX. Initial disclosures were provided to the borrower once all six elements had been obtained and the RESPA application date had been determined.
04/17/17: Lender provided a disclosure showing the application date of XX/XX/XXXX. Condition cleared. 03/24/17: Disclosure tracking “compliance timeline” snipped from LOS system provided, however, in order to clear this condition, please provide documentation that all 6 elements were not obtained on XX/XX/XXXX. Condition maintained. 03/23/17: Documents provided do not show the TBD date for XX/XX/XXXX. Condition maintained.

300335540	558cd76e-570b-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided. A Collateral DNA report was provided in lieu of a CDA		03/23/2017: CDA provided reflecting a value of $1,185,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300335540	04abd63b-2414-4da9-82e9-04c6d5c636bc	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Affiliated Business Disclosure not provided within 3 business days of application date.	Affiliated business disclosure not provided within 3 business days of application dated XX/XX/XXXX.	03/22/17: The income was not obtained until XX/XX/XXXX. Initial disclosures were provided to the borrower once all six elements had been obtained and the RESPA application date had been determined.
04/17/17: Lender provided a disclosure showing the application date of XX/XX/XXXX. Condition cleared. 03/24/17: Disclosure tracking “compliance timeline” snipped from LOS system provided, however, in order to clear this condition, please provide documentation that all 6 elements were not obtained on XX/XX/XXXX. Condition maintained.  03/23/17: Documents provided do not show the TBD date for XX/XX/XXXX. Condition maintained.

300335538	92ff4177-520e-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided. A Collateral DNA report was provided in lieu of a CDA		03/23/2017: CDA provided reflecting a value of $735,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300335536	9640eded-8a0e-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided. A Collateral DNA report was provided in lieu of a CDA		03/27/2017: CDA provided reflecting a value of $1,251,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300335536	56266b06-8b0e-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	313 - Property in Disaster Area	Property located in a FEMA declared disaster area. Inspection post incident date was not provided.		03/27/2017: Received post disaster inspection reflecting no damage. Condition cleared.
300335534	93d2d599-0976-4b43-913f-57e2f54b72e8	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	HUD Homeownership Counseling Disclosure not provided within 3 days of application	HUD Homeownership Counseling Disclosure is missing in the file.		03/17/2017: Received evidence Borrower was provided with the HUD Homeownership Counseling Disclosure within 3 days of application date. Condition cleared.
300335534	7c37f8b0-c002-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.		03/14/2017: CDA provided reflecting a value of $1,198,785 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300335534	2dba2c1c-4d0f-4c43-9527-9123bbdd50ec	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Affiliated Business Disclosure not provided within 3 business days of application date.
The Affiliated Business Disclosure is required to be provided to the borrower within 3 standard business days of application.  The Affiliated Business Disclosure is dated XX/XX/XXXX and the application date is XX/XX/XXXX.
03/17/2017: Received evidence Borrower was provided Affiliated Business Disclosure within 3 days of application date. Condition cleared.
300335534	a693cce0-459b-436d-82b2-35a49b852d70	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Special Information Booklet / Home Loan Toolkit	The loan file is missing a copy of the Home Loan Tool Kit as evidence it was provided to the borrower(s).		03/17/2017: Received evidence Borrower was provided the Special Information Booklet/Home Loan Toolkit within 3 days of application date. Condition cleared.
300335534	ceb7e238-3c03-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	313 - Property in Disaster Area	Property located in a FEMA declared disaster area. Inspection post incident date not provided.		03/14/2017: Received post disaster inspection reflecting no damage. Condition cleared.
300335533	d790daac-f007-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.		03/15/2017: CDA provided reflecting a value of $1,600,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300335533	57b343bf-f007-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	313 - Property in Disaster Area	Provide a property inspection report to shoe subject is not damaged.		03/15/2017: Received post disaster inspection reflecting no damage. Condition cleared.
300335532	cbf5585d-670b-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided. A Collateral DNA report was provided in lieu of a CDA		03/23/17: CDA reflecting a value of $980,000.00, which is a -0.0% variance. Condition Cleared
300335531	2fdce012-ea08-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided. A Collateral DNA report was provided in lieu of a CDA.		03/20/2017: CDA provided reflecting a value of $942,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300335529	909f8e39-280c-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided. A Collateral DNA report was provided in lieu of a CDA		03/23/17: CDA reflecting a value of $3,650,000.00, which is a -0.0% variance. Condition Cleared
300335525	0fc793fa-c008-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Rescind	A	A	VA	A	A	Property	572 - Appraisal documentation Incomplete	Missing site value on page 3 of the URAR form 1004.		03/15/2017: Invalid condition, rescinded.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.35%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 791; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 83.5 reserves

300335525	9dc79580-1008-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	313 - Property in Disaster Area	Provide a property inspection report showing no damage to subject.		03/15/2017: Received post disaster inspection reflecting no damage. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.35%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 791; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 83.5 reserves

300335525	57059673-1008-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.		03/15/2017: CDA provided reflecting a value of $1,010,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.35%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 791; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 83.5 reserves

300335525	faf5748a-971e-47fc-b98a-27d5c7960310	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Affiliated Business Disclosure not provided within 3 business days of application date.	Affiliated Business disclosure dated XX/XX/XXXX was not provided within 3 business days of application date of XX/XX/XXXX.		03/24/17: Lender provided the affiliated business disclosure dated within 3 days of the application date. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.35%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 791; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 83.5 reserves

300335525	cf4c46c7-dd08-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Lender Refund to Cure insufficient to cover overages in C.D. Services Borrower DID SHOP Fee (Section C) & Recording Fee (Section E) (10% Tolerance)
Due to missing the initial WLSP, the 10% tolerance was applied to the section C title fees and recording fee which was breached by a total of $XXX.XX.  The post close CD reflects a valid lender credit which brings this total down to $XXX.XX Due to the borrower.
03/24/17: WLSP Provided. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.35%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 791; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 83.5 reserves

300335525	0a8a82db-13d9-4e6f-81a5-0fe2692ffa3e	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final and funding CD's contact section is missing the license number for the closing agent, this was cured post close.		03/24/17: Lender provided the corrected CD and LOE to the borrower, within 60 days of consummation. Loan will be graded a B.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.35%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 791; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 83.5 reserves

300335525	a71e654b-d76d-458f-8f3e-f7c9d95b61cd	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	HUD Homeownership Counseling Disclosure not provided within 3 days of application	HUD Homeownership Counseling disclosure dated XX/XX/XXXX was not provided within 3 business days of application date of XX/XX/XXXX.		03/24/17: Lender provided the HUD Homeownership Counseling Disclosure along with the agencies dated within 3 days of the application date. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.35%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 791; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 83.5 reserves

300335525	360c53c2-a010-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing corresponding W.L.S.P. for Initial L.E. in File DID SHOP Fee (Section C)	Missing corresponding W.L.S.P. for Initial L.E. in File DID SHOP Fee (Section C) - Missing corresponding W.L.S.P. for initial LE.		03/24/17: WLSP Provided. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.35%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 791; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 83.5 reserves

300335521	f0a139a6-8b09-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Evidence of Property Taxes	File is missing evidence of subject property tax obligations.		04/05/17: Lender provided evidence of the subject property taxes. Condition cleared.
 CLTV is lower than guideline maximum 75% CLTV < 80% permitted; FICO is higher than guideline minimum 781 FICO score > 720 required; Reserves are higher than guideline minimum 67.3 months PITI reserves > 6 months required

300335521	367f61df-baed-4fb9-a64f-abc32d79fc31	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Special Information Booklet / Home Loan Toolkit	The loan file is missing a copy of the Home Loan Tool Kit as evidence it was provided to the borrower(s)within 3 days of application.		04/05/17: Lender provided evidence of the Home loan toolkit within 3 days of the application date. Condition cleared.
 CLTV is lower than guideline maximum 75% CLTV < 80% permitted; FICO is higher than guideline minimum 781 FICO score > 720 required; Reserves are higher than guideline minimum 67.3 months PITI reserves > 6 months required

300335521	3e4f3dad-7308-429b-a670-5c3d110c0b4b	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $X,XXX.XX  a month vs. the calculated value of $X,XXX.XX a month; difference is $XXX.XX. Unable to determine cause of the discrepancy due to Transmittal Summary reflects Estimated Taxes, Insurance and Assessments as $X,XXX.XX .
04/07/17: Non material. Loan will be graded a B.
 CLTV is lower than guideline maximum 75% CLTV < 80% permitted; FICO is higher than guideline minimum 781 FICO score > 720 required; Reserves are higher than guideline minimum 67.3 months PITI reserves > 6 months required

300335521	ef721539-fc08-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided. A Collateral DNA report was provided in lieu of a CDA.		03/20/2017: CDA provided reflecting a value of $1,203,465 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 CLTV is lower than guideline maximum 75% CLTV < 80% permitted; FICO is higher than guideline minimum 781 FICO score > 720 required; Reserves are higher than guideline minimum 67.3 months PITI reserves > 6 months required

300335520	1229e93c-a967-4c32-9dde-36452c8b7112	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	HUD Homeownership Counseling Disclosure not provided within 3 days of application	HUD Homeownership counseling disclosure provided on XX/XX/XXXX and not within 3 business days of application dated XX/XX/XXXX .	03/17/2017: uploaded dd response with copy of audit trail - tbd property
03/17/2017: Audit reviewed the Lender Rebuttal, as well as evidence of when the six elements were obtained, and has determined that the disclosures were provided within 3 days of Application date of XX/XX/XXXX . Condition cleared.

300335520	c08f5f59-75e2-4b7f-9db0-59a8a7ed40a2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Initial LE not provided within 3 standard business days of application	Initial Loan estimate provided on XX/XX/XXXX and not within 3 business days of application dated XX/XX/XXXX	03/17/2017: uploaded dd response with copy of audit trail - tbd property
03/17/2017: Audit reviewed the Lender Rebuttal, as well as evidence of when the six elements were obtained, and has determined that the LE/disclosures were provided within 3 days of Application date of XX/XX/XXXX . Condition cleared.

300335520	916d0f81-18de-47b8-b502-0de2d6cd53f3	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Finance Charge under disclosed (Exceeds $100 variance/threshold) for Purchase Transactions
The Amount Financed is over disclosed and exceeds allowable $100 variance/threshold for Purchase Transactions. The Closing Disclosure dated  reflects an Amount Financed of $XXX,XXX.XX vs. Actual ($ XXX,XXX.XX an over disclosure of ($-XXX.XX.
															03/17/2017: uploaded mavent	03/17/2017: Audit re-analyzed final Closing Disclosure, and has determined that the Amount Financed/Finance Charge is within tolerance. Condition rescinded.
300335520	e2e05d2b-eade-4d74-97f9-7bf75e3be4b5	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Affiliated Business Disclosure not provided within 3 business days of application date.	Affiliated business disclosure dated XX/XX/XXXX and not provided within 3 business days of application date XX/XX/XXXX	03/17/2017: uploaded dd response with copy of audit trail - tbd property
03/17/2017: Audit reviewed the Lender Rebuttal, as well as evidence of when the six elements were obtained, and has determined that the disclosures were provided within 3 days of Application date of XX/XX/XXXX Condition cleared.

300335520	9c4bf252-adb1-4beb-b3a1-cffc93bbe97f	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	ECOA Non-Compliant: Appraisal disclosure not provided within 3 days of application.	Ecoa is non compliant appraisal disclosure provided on XX/XX/XXXX which is not within 3 days of application date of XX/XX/XXXX	03/17/2017: uploaded dd response with copy of audit trail - tbd property
03/17/2017: Audit reviewed the Lender Rebuttal, as well as evidence of when the six elements were obtained, and has determined that the disclosures were provided within 3 days of Application date of XX/XX/XXXX. Condition cleared.

300335520	f41909e2-5e03-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	313 - Property in Disaster Area	Property is located in a FEMA declared disaster area. Inspection post incident was not provided.		03/14/2017: Received post disaster inspection reflecting no damage. Condition cleared.
300335520	4c0e685d-112b-4121-94b0-7281ab387216	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Amount Financed over disclosed (Exceeds $100 variance/threshold) for Purchase Transactions
The Amount Financed is over disclosed and exceeds allowable $100 variance/threshold for Purchase Transactions. The Closing Disclosure reflects an Amount Financed of $X,XXX,XXX.XX vs. actual $X,XXX,XXX.XX, an over disclosure of XXX.XX
															03/17/2017: uploaded mavent	03/17/2017: Audit re-analyzed final Closing Disclosure, and has determined that the Amount Financed is within tolerance. Condition rescinded.
300335520	351fc7db-5e03-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.		03/14/2017: CDA provided reflecting a value of $1,425,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300335520	78564378-7624-4ae9-ab7e-e4b6e2c9c5cf	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Special Information Booklet not provided within 3 business days of application date.	Special information booklet provided on XX/XX/XXXX and not within 3 business days of application dated XX/XX/XXXX .	03/17/2017: uploaded dd response with copy of audit trail - tbd property
03/17/2017: Audit reviewed the Lender Rebuttal, as well as evidence of when the six elements were obtained, and has determined that the disclosures were provided within 3 days of Application date of XX/XX/XXXX . Condition cleared.

300335519	f21ce49f-4e03-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		03/09/2017: CDA provided reflecting a value of $1,100,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300335518	410a0cf1-4300-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		03/14/2017: CDA provided reflecting a value of $1,125,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 LTV is lower than guideline maximum LTV is 44.44% which is lower than guideline maximum of 80%; Years in Field Borrower has 34 years in current Financial field. ; Full Documentation Full income / assets verified

300335518	a992e515-6303-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Mortgage
Copy of mortgage provided in file, however please provide one of the following: 1.) Copy of the recorded Mortgage/Deed of Trust 2.) Final title policy with recorded data for Mortgage/Deed of Trust. 3.) Evidence of that the Mortgage/Deed of Trust was required to be sent for recording ie... Statement from the Title Company and/or Closing Agent.
3/16/2017: Evidence provided to indicate the mortgage is recorded is deemed acceptable. Condition cleared.
 LTV is lower than guideline maximum LTV is 44.44% which is lower than guideline maximum of 80%; Years in Field Borrower has 34 years in current Financial field. ; Full Documentation Full income / assets verified

300335516	e9e01919-5b0a-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided. A Collateral DNA report was provided in lieu of a CDA.		03/20/2017: CDA provided reflecting a value of $689,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300335516	ea45afd9-720a-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID SHOP Fee (Section C) & Recording Fee (Section E) exceed corresponding L.E. fee (10% Tolerance, when payee = Other or Borrower Permitted to shop for services)
Section E Recording Fees are subject to 10% tolerance. LE reflects recording fees of $XXX.XX($XXX.XX at 10%) with no resulting COC for any subsequent disclosures. Final CD reflects a charge of $XXX.XX for a variance/refund required of $XX.XX to meet 10% threshold.
03/16/2016-“Cured Post Close” and the final rating if this is your only condition is a “2”.
300335513	04563c3d-6997-47c5-8dbd-d867ae5640d3	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Affiliated Business Disclosure not provided within 3 business days of application date.	The Affiliated Business Disclosure was provided XX/XX/XXXX and the application date was XX/XX/XXXX.		03/23/17: Lender provided the affiliated business disclosure dated within 3 days of the application date. Condition cleared.
300335513	f8371cba-6056-400b-a464-19565370abed	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Loan Estimate / LE Not in File	The Loan Estimates were missing from the loan file.		03/25/17: Lender provided the initial LE provided to the borrower within 3 days of the application date. Condition cleared.
300335513	c4684941-930d-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided. A Collateral DNA report was provided in lieu of a CDA		03/23/17: CDA reflecting a value of $1,511,000.00, which is a -0.0% variance. Condition Cleared.
300335511	774afd6a-6fff-e611-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Hazard Insurance Shortfall
Hazard insurance policy in file reflects dwelling coverage of $XXX,XXX plus replacement cost of $XX,XXX equals total coverage of $XXX,XXX; loan amount is $XXX,XXX which creates a shortfall of $XXX,XXX. Insurance company to provide Cost Estimator.

03/07/17: Lender's hazard insurance coverage requirements are below along with the cost approach section of the appraisal. Per lender Guidelines, sufficient coverage was obtained on the subject property. Also provided for your review is the Hazard Insurance Worksheet, Hazard Insurance Authorization, Requirements and Disclosure form provided to the borrower and Hazard Insurance Declarations Page.

04/11/17: Replacement cost estimator provided from the insurance company showing sufficient coverage. Condition cleared. 04/08/17: Please provide a replacement cost estimator from the insurance company. Condition maintained. 03/31/17: No documents provided. 03/08/17: Please provide a replacement cost estimator from the insurance company. Condition maintained. 03/06/2017:  Received Lender's calculation of replacement cost.  Audit does not recognize the appraisal as verification of cost to rebuild.  Insurance company to provide cost estimator.  Condition remains.

 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 784; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 76.30 months reserves; Years on Job Co-Borrower has 18.1 years on job; Years on Job Borrower has 18.3 years on current job

300335511	db43cc2d-90fe-e611-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		03/14/2017: CDA provided reflecting a value of $855,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 784; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 76.30 months reserves; Years on Job Co-Borrower has 18.1 years on job; Years on Job Borrower has 18.3 years on current job

300335511	18066f7e-70ff-e611-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	DID SHOP Fee (Section C) & Recording Fee (Section E) exceeds 10% summary tolerance	The Recording fee was disclosed on LE as $XX and on the final CD as $XXX, exceeding the allowable 10% tolerance. A tolerance cure of $XX.XX is required. Cure provided per lender credit on final CD.		03/02/2017: Final CD shows a sufficient tolerance cure in the amount of $43.60. Loan will be graded a B for all agencies.”
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 784; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 76.30 months reserves; Years on Job Co-Borrower has 18.1 years on job; Years on Job Borrower has 18.3 years on current job

300335509	1fd4b129-520a-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	313 - Property in Disaster Area	Property is in Fema disaster area.		03/20/2017: Received post disaster inspection reflecting no damage. Condition cleared.
300335509	8453132a-6b0a-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID SHOP Fee (Section C) & Recording Fee (Section E) exceed corresponding L.E. fee (10% Tolerance, when payee = Other or Borrower Permitted to shop for services)
Section E Recording Fees are subject to 10% tolerance. LE reflects recording fees of $XXX.XX ($XXX.XX at 10%) with no resulting COC for any subsequent disclosures. Final CD reflects a charge of $XXX for a variance/refund required of $XX.XX to meet 10% threshold.  The lender credited this amount to borrower at closing.
Non material. Loan will be graded a B.
300335509	f10ebf41-9ca4-4c08-9492-e82b90db2b53	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $XXXX.XX a month vs. the calculated value of $XXX.XX a month. The lender used the incorrect amount of $XXXX.XX for the  taxes vs. the actual amount of $XXX.XX.

03/28/17: Agree with findings. The Closing Disclosure estimated taxes, insurance and assessments section used estimated property costs over 1 year as listed on Page 4 of the Closing Disclosure. These are higher than the tax bill and taxes listed on title. However, Page 1 of the CD is an estimated figure.
03/29/17: Non material. Loan will be graded a B.
300335509	5f76821c-520a-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided. A Collateral DNA report was provided in lieu of a CDA.		03/20/2017: CDA provided reflecting a value of $1,525,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300335505	61fc39bd-57d5-47c5-a847-0b0e0af4f14d	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Affiliated Business Disclosure not provided within 3 business days of application date.
The Affiliated Business Disclosure is required to be provided to the borrower within 3 standard business days of application.  The Affiliated Business Disclosure is dated XX/XX/XXXX and the application date is XX/XX/XXXX.
03/17/17: Lender provided the initial Affiliated Business Disclosure dated within 3 days of the application date. Condition cleared.
 CLTV is lower than guideline maximum 50.52% CLTV < 80% permitted; FICO is higher than guideline minimum 785 FICO score > 720 required; Reserves are higher than guideline minimum 80.9 months PITI reserves :> 6 months required

300335505	db1b19b3-0406-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	313 - Property in Disaster Area	Property located in a FEMA declared disaster area. Inspection post incident date was not provided.		03/15/2017: Received post disaster inspection reflecting no damage. Condition cleared.
 CLTV is lower than guideline maximum 50.52% CLTV < 80% permitted; FICO is higher than guideline minimum 785 FICO score > 720 required; Reserves are higher than guideline minimum 80.9 months PITI reserves :> 6 months required

300335505	223ad3e0-157f-47d4-bef2-0356df37c817	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	HUD Homeownership Counseling Disclosure not provided within 3 days of application	HUD Homeownership Counseling Disclosure is missing in the file.		03/17/17: Lender provided the HUD Homeownership Counseling Disclosure and list of agencies dated within 3 days of the application date. Condition cleared.
 CLTV is lower than guideline maximum 50.52% CLTV < 80% permitted; FICO is higher than guideline minimum 785 FICO score > 720 required; Reserves are higher than guideline minimum 80.9 months PITI reserves :> 6 months required

300335505	e81dde59-10a9-4fcb-be5b-40aca972ebb7	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided	Please provide verification that the Notice to Home Loan Applicant & Consumer Score Disclosures were provided to the Borrowers.		03/17/17: FACTA notice provided. Condition cleared.
 CLTV is lower than guideline maximum 50.52% CLTV < 80% permitted; FICO is higher than guideline minimum 785 FICO score > 720 required; Reserves are higher than guideline minimum 80.9 months PITI reserves :> 6 months required

300335505	e6663393-0a08-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Appraisal discrepancy
Appraisal General Description indicates Units as "Two" and unit breakdown reflects 2 units, whereas Operating Income Statement reflects 3 units with the Borrower residing in Unit No. 1. Unit No. 2 and Unit No. 3 reflect being "Currently Rented" on a month to month basis.
															03/15/2017 (BF) Missing documents identified as being located within the file as the appraisal contains multiple comments that the subject property is a two unit with an accessory unit	03/17/17: Upon further review, the appraiser addressed the general description as a two unit contemporary style duplex with a legal accessory unit at the basement level. Condition rescinded.
 CLTV is lower than guideline maximum 50.52% CLTV < 80% permitted; FICO is higher than guideline minimum 785 FICO score > 720 required; Reserves are higher than guideline minimum 80.9 months PITI reserves :> 6 months required

300335505	fdeeee4a-cd56-4373-aa99-0d11dbc3b5dd	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing corresponding W.L.S.P. for Initial L.E. in File DID SHOP Fee (Section C)	The WLSP not provided within 3 business days of application date. WLSP is dated XX/XX/XXXX and the application date is XX/XX/XXXX.		03/17/17: Lender provided the WLSP dated within 3 days of the application date. Condition cleared.
 CLTV is lower than guideline maximum 50.52% CLTV < 80% permitted; FICO is higher than guideline minimum 785 FICO score > 720 required; Reserves are higher than guideline minimum 80.9 months PITI reserves :> 6 months required

300335505	da1b19b3-0406-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided		03/15/2017: CDA provided reflecting a value of $1,730,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 CLTV is lower than guideline maximum 50.52% CLTV < 80% permitted; FICO is higher than guideline minimum 785 FICO score > 720 required; Reserves are higher than guideline minimum 80.9 months PITI reserves :> 6 months required

300335503	062a9658-3a04-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	The CDA report is missing from the file.	03/13/2017: CDA	03/13/2017: A CDA report reflecting a value $967,000.00, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guidelines require DTI of 43% , loan qualifes with DTI of 24.44%.; FICO is higher than guideline minimum UW Guidelines require a FICO of 740, loan qualifies with FICO of 774.; Reserves are higher than guideline minimum UW Guideline requires 6 months reserves, loan qualifies with 28 months reserves

300335503	2b3eaad3-2b04-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Failure to obtain Verification of Rent
Lender will only consider a previous mortgage/rental history acceptable if the applicant has not been 30 days late on their previous mortgage in the last 24 months per the credit report or rent payments in the last 12 months verified with either a VOR or cancelled checks.  If the applicant is renting from a private landlord (no management company), 12 months cancelled checks must be obtained in lieu of a verification of rent (VOR) supporting no late payments. The applicant has a landlord and 12 months of 0x30 cannot be verified and the VOR is missing from the file.
															03/13/2017: evidence of 12 months timely rent payments located in the file and is attached.	03/13/2017: Audit re-analyzed all rents checks, and has determined that 12 months cancelled checks were provided within the original loan file. Condition rescinded.
 DTI is lower than guideline maximum UW Guidelines require DTI of 43% , loan qualifes with DTI of 24.44%.; FICO is higher than guideline minimum UW Guidelines require a FICO of 740, loan qualifies with FICO of 774.; Reserves are higher than guideline minimum UW Guideline requires 6 months reserves, loan qualifies with 28 months reserves

300335498	c703c255-2c04-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	313 - Property in Disaster Area	Property is in a FEMA disaster area. Inspection post incident date was not provided.		3/14/2017: A post disaster inspection report provided indicates no damage to the subject property. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.37%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 770; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  28.30 months reserves

300335498	26032690-3d04-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Hazard Insurance Shortfall	Hazard insurance policy shortfall. The file does not contain a Cost Estimator provided by the Insurance Company or a Processors Certification.
3/14/2017: A replacement cost estimate from the hazard insurer was provided. Based on the replacement cost estimate, the dwelling coverage for the subject property is sufficient to cover replacement cost. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.37%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 770; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  28.30 months reserves

300335498	2f6155a9-cb77-47bb-8a60-bcceb94215fe	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Initial LE not provided within 3 standard business days of application	Initial Loan estimate not provided within 3 business days of application dated XX/XX/XXXX		3/14/2017: Information was provided to indicate the correct application date, a Loan Estimate dated within 3 business days of the application date was provided. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.37%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 770; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  28.30 months reserves

300335498	d00d92c8-8ce1-4100-8f55-671f6d435b22	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Affiliated Business Disclosure not provided within 3 business days of application date.	Affiliated business disclosure not provided within 3 business days of application date XX/XX/XXXX		3/14/2017: Information was provided to indicate the correct application date, an Affiliated Business disclosure dated within 3 business days of the application date was provided. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.37%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 770; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  28.30 months reserves

300335498	9c97253a-718e-4e93-9dca-a6b3ab19a253	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	ECOA Non-Compliant: Appraisal disclosure not provided within 3 days of application.	Ecoa appraisal disclosure not provided within 3 business days of application dated XX/XX/XXXX
3/14/2017: Information was provided to indicate the correct application date, a Loan Estimate dated within 3 business days of the application date was provided, the Loan estimate reflected the Appraisal verbiage on page 3 . Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.37%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 770; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  28.30 months reserves

300335498	e9b1b807-fa0f-4bbc-93d1-25545757de3f	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	HUD Homeownership Counseling Disclosure not provided within 3 days of application	HUD Homeownership Counseling disclosure not provided within 3 business days of application dated XX/XX/XXXX
3/14/2017: Information was provided to indicate the correct application date, a HUD Homeownership Counseling disclosure dated within 3 business days of the application date was provided. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.37%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 770; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  28.30 months reserves

300335498	66aef261-2c04-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided		03/10/2017: CDA provided reflecting a value of $965,047 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.37%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 770; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  28.30 months reserves

300335498	c134a2dc-0e88-44dc-8bba-25d8faf106dc	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Special Information Booklet not provided within 3 business days of application date.	Special information booklet not provided within 3 business days of application dated XX/XX/XXXX
3/14/2017: Information was provided to indicate the correct application date, evidence provided to indicate the Special Information booklet was provided within 3 business days of the application date. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.37%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 770; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  28.30 months reserves

300335497	70a68540-9909-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided		03/16/2017: CDA provided reflecting a value of $743,400 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300335496	9ddb68df-8a02-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		03/09/2017: CDA provided reflecting a value of $966,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.79%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 774; Years in Field Borrower has 17 years in Field

300335496	d320c78a-2004-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Evidence REO Property is Owned Free and Clear	The file does not contain evidence REO #2 is owned free and clear.	03/13/2017: response attached	03/13/2017: Audit reviewed Mortgage Statement for REO #2, and has determined that the Taxes and Insurance are escrowed within the monthly mortgage payment. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.79%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 774; Years in Field Borrower has 17 years in Field

300335496	fddf787e-9502-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to obtain Asset Documentation	Assets expired for VOD deposit dated XX/XX/XXXX and account dated XX/XX/XXXX, not within 120 days of note date.	03/13/2017: response attached	03/13/2017: Audit reviewed the Lender Rebuttal, and has determined that assets are sufficient to cover closing costs and reserves. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.79%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 774; Years in Field Borrower has 17 years in Field

300335496	86a8f76c-2004-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Documentation	The file does not contain evidence of mortgage payment for REO #1 on the application.	03/13/2017: response attached	03/13/2017: Audit reviewed Mortgage Statement for REO #1, and has determined that the Taxes and Insurance are escrowed within the monthly mortgage payment. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.79%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 774; Years in Field Borrower has 17 years in Field

300335496	6713d247-2004-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Evidence of Taxes and Insurance	The file does not contain evidence of taxes and insurance for REO #1 and #2 listed on the application	03/13/2017: response attached	03/13/2017: Audit reviewed Mortgage Statements for REO's #1 & 2, and has determined that the Taxes and Insurance are escrowed within the monthly mortgage payment. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.79%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 774; Years in Field Borrower has 17 years in Field

300335496	383d0044-1b04-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Missing verbal verification of employment	Per guidelines, a verbal re-verification of employment is required on all loans within 10 business days of the Note date for all business channels. The VOE in the file is > 10 days from the Note date.	03/13/2017: response attached	03/13/2017: Audit re-analyzed the loan file, and has determined that a VVOE was provided within 10 business days of the Note date. Condition rescinded.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.79%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 774; Years in Field Borrower has 17 years in Field

300335496	3c338b01-8b02-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	313 - Property in Disaster Area	Property located in a FEMA declared disaster area. Inspection post incident was not provided.	03/13/2017: Post disaster inspection	03/13/2017: Audit reviewed Post Disaster Inspection, and has determined that the report reflects "no damage" to the subject property. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.79%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 774; Years in Field Borrower has 17 years in Field

300335488	bb322095-8dfe-e611-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in he loan file.	03/10/2017: CDA
03/10/2017: A CDA report reflecting a value $855,000.00, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.03/03/2017:  Received Collateral DNA.  A CDA report not provided.  Condition remains

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.37%; FICO is higher than guideline minimum UW Guides require FICO of  680, loan qualified with FICO of 763; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 15.30 months reserves

300335488	14e4a3c7-db99-497f-b82d-688c2be41f8c	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	HUD Homeownership Counseling Disclosure not provided within 3 days of application	HUD Homeownership Counseling Disclosure not provided.		03/06/2017: Received evidence Borrower was provided with the HUD Homeownership Counseling Disclosure within 3 days of application date. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.37%; FICO is higher than guideline minimum UW Guides require FICO of  680, loan qualified with FICO of 763; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 15.30 months reserves

300335488	06b34e2f-b2f8-471d-b6da-a8ff881c2a37	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Loan Estimate / LE Not in File	Missing Loan Estimate		03/06/2017: Received evidence Borrower was provided with initial Loan Estimate within 3 days of application date. Compliance testing complete. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.37%; FICO is higher than guideline minimum UW Guides require FICO of  680, loan qualified with FICO of 763; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 15.30 months reserves

300335488	14023911-8ffe-e611-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Assessor's Parcel Number is not consistent between Appraisal, Title, and/or Mortgage.	Assessor's Parcel Number is not consistent between Appraisal Title and or Mortgage.	Uploaded property detail report and snippets of APN, Lot and Tract # from each document confirming same property	03/06/2017: Audit reviewed appraisal, title commitment and mortgage. The APN #'s are consistent. Condition rescinded.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.37%; FICO is higher than guideline minimum UW Guides require FICO of  680, loan qualified with FICO of 763; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 15.30 months reserves

300335488	b49329d4-930f-43a9-a6e7-fcf7126dc6f7	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Affiliated Business Disclosure not provided within 3 business days of application date.	Affiliated Business disclosure not provided within 3 business days of application date.		03/06/2017: Received evidence Borrower was provided Affiliated Business Disclosure within 3 days of application date. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.37%; FICO is higher than guideline minimum UW Guides require FICO of  680, loan qualified with FICO of 763; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 15.30 months reserves

300335488	827515cd-8495-4f76-a7c1-d80485f4fa44	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	ECOA Non-Compliant: Appraisal disclosure not provided.	Appraisal disclosure on LE not provided.		03/06/2017: Received evidence Borrower was provided with the Appraisal Disclosure within 3 days of application date. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.37%; FICO is higher than guideline minimum UW Guides require FICO of  680, loan qualified with FICO of 763; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 15.30 months reserves

300335487	29023c45-0c58-4453-b989-188fede5c857	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	HUD Homeownership Counseling Disclosure not provided within 3 days of application	HUD Homeownership Counseling Disclosure not provided within 3 days of application.		03/07/2017: Received evidence Borrower was provided with the HUD Homeownership Counseling Disclosure within 3 days of application date. Condition cleared.
 DTI is lower than guideline maximum :  UW Guides maximum DTI of 43%, loan qualified with DTI of 39.67%; FICO is higher than guideline minimum UW Guides require FICO of 680 loan qualified with FICO of 773; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 18.20 months reserves

300335487	0c6e3e66-bdfe-e611-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.		03/06/2017: CDA provided reflecting a value of $785,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum :  UW Guides maximum DTI of 43%, loan qualified with DTI of 39.67%; FICO is higher than guideline minimum UW Guides require FICO of 680 loan qualified with FICO of 773; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 18.20 months reserves

300335487	f97e3dfb-bdfe-e611-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to Obtain Initial Loan Application	Missing initial application.		03/07/2017: Received initial application, E-consent and evidence of delivery. Condition cleared.
 DTI is lower than guideline maximum :  UW Guides maximum DTI of 43%, loan qualified with DTI of 39.67%; FICO is higher than guideline minimum UW Guides require FICO of 680 loan qualified with FICO of 773; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 18.20 months reserves

300335486	c49f999a-729f-4b3e-aa86-e9b0b706ed71	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Origination Charges - Section A on C.D. exceeds L.E. Fee (0% Variance) - not supported by C.O.C
Origination Charges on final CD dated is x.x. LE dated  x.x lists Origination Charges as x.x, this fee is in a X tolerance section. Lender tolerance cure of X is required.  Section J reflects X tolerance cure that is sufficient.
CD reflects a tolerance cure in section. Loan will be rated a B.
300335486	41d26926-afff-e611-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.		03/07/2017: CDA provided reflecting a value of $935,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300335486	416f1c41-29c9-407e-9a56-85ffe38d6e05	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	HUD Homeownership Counseling Disclosure not provided within 3 days of application	HUD Homeownership Counseling Disclosure is missing in the file.		03/09/17: HUD Homeownership Counseling Disclosure provided. Condition cleared.
300335484	2276105e-a809-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	313 - Property in Disaster Area	Provide post closing inspection of subject to confirm no damage. FEMA search confirms property is in a disaster area.		03/20/2017: Received post disaster inspection reflecting no damage. Condition cleared.
300335484	c26c523b-c509-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.		03/16/2017: CDA provided reflecting a value of $878,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300335484	c2ba4b6b-a809-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The initial LE reflects a Appraisal fee of x.x with no resulting change of circumstance for any subsequent disclosures. The initial, interim and final CD reflects a Appraisal fee of x.x requires a x.x refund due for cure.
Loan will be rated a B.
300335484	4b822144-c109-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Total of Payments is not accurate	The final CD reflected total of payments as x.x The actual total of payments is x.x an over-disclosure of x.x		Audit reviewed the Lender Rebuttal, and has determined that the Client acknowledges Total of Payments over disclosure. Loan will be graded a B.
300335483	5c7a0c3a-9702-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		03/08/2017: CDA provided reflecting a value of $2,600,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300335483	887acf83-a30f-4125-aeae-197f3f74810c	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Origination Charges - Section A on C.D. exceeds L.E. Fee (0% Variance) - not supported by C.O.C
The Origination Charges in Section A are subject to x variance.  LE dated x/x/x does not reflect a Trust Review Fee. Not supported by COC for any subsequent disclosures the Final CD reflects a Trust Review fee of x.xfor a variance/refund required of x.x
Loan will be rated a B.
300335480	33061d25-a00d-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	313 - Property in Disaster Area	Property located in a FEMA declared disaster area. Inspection post incident date was not provided.		03/23/2017: Received post disaster inspection reflecting no damage. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.16%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 25.5 months reserves; Years on Job Borrower has 6 years on job

300335480	7223f41d-a00d-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		03/21/2017: CDA provided reflecting a value of $730,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.16%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 25.5 months reserves; Years on Job Borrower has 6 years on job

300335480	6262e8b3-a00d-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Insufficient Credit Score	The Borrower's middle credit score of 705, is less than 720, required by guidelines	03/23/17: Lender guide allows FICOs between 700-719 with additional reserves.	03/24/17: Upon further review, lender guides allow for 6 additional months reserves for FICO's between 700-719. Condition rescinded.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.16%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 25.5 months reserves; Years on Job Borrower has 6 years on job

300335480	f445f1ba-79e8-4726-88f3-5fe03121bbd3	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing borrower’s documented Intent to Proceed	Disclosure in file was not signed by the Borrower, file is missing Borrower’s documented intent to proceed.		03/24/16: Lender provided the borrower's documented intent to proceed. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.16%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 25.5 months reserves; Years on Job Borrower has 6 years on job

300335479	a2d0f53d-bd09-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Hazard Insurance Shortfall	Insufficient Hazard Insurance: HOI declaration reflects total dwelling coverage totaling XXXXXXXX vs. XXXXXXX loan amount; x.x shortfall. Please provide verification of sufficient dwelling coverage.
03/16/17: The Hazard Insurance Calculation Form indicates there is adequate coverage based on the Hazard declarations page and the appraisal estimated cost to build the property new. I have attached the  supporting documentation.
03/31/17: Replacement cost estimator provided from the insurance company showing sufficient coverage. Condition cleared.
300335479	7c2b2b01-9009-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.		03/15/2017: CDA provided reflecting a value of $2,357,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300335479	5074606a-9b09-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Incorrect rescission model – Same lender refinance requires form H-9	Same lender refinance requires form X
The H8 and the H9 safe harbor rescission forms are intended for specific loan conditions; H8 for new loan with new lender or refinance with new lender, and H9 for existing lender when the new loan is an increase from the amount of the old loan (termed cash-out). A refinancing of an existing loan without the advance of new money does not include a right to cancel requirement. Based on the “same lender rate-term refinance designation”, lender was not required to provide a right to cancel for the new transaction, and while having provided the H8 form where none was required is not a Best Practice, the regulatory error in our review has been cleared.

300335479	385639cc-8f09-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	313 - Property in Disaster Area	Property located in a FEMA declared disaster area. Inspection post incident date not provided.
03/18/17: Post Disaster Inspection provided. No reported damage. Free & clear of disaster related damage that encompass the entire flat land neighborhood. Mudslides occurred along freeway several miles away. Condition cleared.

300335477	0135cee5-86ff-e611-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	DID SHOP Fee (Section C) & Recording Fee (Section E) exceeds 10% summary tolerance
The Recording fee was disclosed on LE as $XX.XX and on the final CD as $XX.XX, exceeding the allowable 10% tolerance.  A tolerance cure of $XX.XX,$XX.XX is required. Cure provided per lender credit on final CD.
CD reflects tolerance cure, loan will be rated a B.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 784; LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 68.09%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 32.90 months reserves

300335477	e9238d93-ebfd-e611-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	CDA Report missing from the loan file.		03/06/2017: CDA provided reflecting a value of $1,335,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 784; LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 68.09%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 32.90 months reserves

300335477	b544875f-86ff-e611-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Hazard Insurance Shortfall
Hazard insurance policy in file reflects dwelling coverage of XXXX plus replacement cost of XXXX = XXXX total coverage; subject loan amount is XXXX which creates a shortfall of XXXX.. Insurance company to provide a Cost Estimator.
03/08/2017: Replacement Cost Estimator attached
03/08/2017: Audit reviewed the documentation submitted, a statement from the insurance carrier does confirms the coverage amount is at least equal to 100% of the estimated replacement cost of the home. Coverage is sufficient. Condition cleared.03/08/2017: Audit reviewed the documentation submitted, a statement from the insurance carrier does confirms the coverage amount is at least equal to 100% of the estimated replacement cost of the home. Coverage is sufficient. Condition cleared.

 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 784; LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 68.09%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 32.90 months reserves

300335477	c1010083-85ff-e611-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Final 1003 not signed and/or dated	Final loan application in file is not signed by the Loan Officer. The initial also, is not signed. One of the application must be signed by the Loan Officer.	03/08/2017: signed 1003	03/08/2017: Audit reviewed final 1003, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 784; LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 68.09%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 32.90 months reserves

300335472	23a50a00-3c04-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.		03/10/2017: CDA provided reflecting a value of $765,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300335471	0ad0161b-680b-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	313 - Property in Disaster Area	Property located in a FEMA declared disaster area. Inspection post incident date not provided.		03/23/2017: Received post disaster inspection reflecting no damage. Condition cleared.
300335471	5cabab07-5dae-4656-bd03-c92f1c34b609	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	HUD Homeownership Counseling Disclosure not provided within 3 days of application	HUD Homeownership Counseling Disclosure was not provided for the borrower and co-borrower.		03/24/17: Lender provided the HUD Homeownership Counseling Disclosure along with the agencies dated within 3 days of the application date. Condition cleared.
300335471	15d12cab-8c0d-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file		03/20/2017: CDA provided reflecting a value of $945,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300335470	8bf8d6b9-540f-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided		03/24/2017: CDA provided reflecting a value of $1,300,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300335470	3483f970-dc0f-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Affiliated Business Disclosure not provided within 3 business days of application date	The affiliated business disclosure was not provided within X days of application date.		03/29/2017: Evidence Borrower was provided Affiliated Business Disclosure within 3 days of application date was provided in original loan file. Condition rescinded.
300335470	e9231489-d864-4bc0-ae47-cc58a1e380f7	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Lender Credits on Final Closing Disclosure at closing is inaccurate in relation to previous Initial disclosure(s)	The LE dated x/x/x reflects a lender credit in the amount of x.x.x. The lender credit decreased to $x.x on the final CD with no indication of a valid COC to account for the x.x decrease in the credit.		03/29/2017: Received change in circumstance reflecting change in lender credit is due to rate extension. Condition cleared.
300335468	4a73b417-af0e-4f86-ab31-0c2c6709e1cd	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided	The notice to Home Loan Application and Consumer Score Disclosure is missing in the file.	03/20/17: Agree with finding.	04/11/17: Condition acknowledged. 03/21/17: Condition maintained.
300335468	9819c93d-e2fe-e611-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.		03/03/2017: CDA provided reflecting a value of $1,390,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300335468	6b245710-35a5-4d1f-9909-2dcfdcd9a919	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Amount Financed over disclosed (Exceeds $35 variance/threshold)
The Amount Financed is over disclosed and exceeds allowable $35 variance/threshold for Purchase Transactions. The Closing Disclosure reflects an Amount Financed of $XXX,XXX.XX vs. actual $XXX,XXX.XX, an over disclosure of $XX.XX.

04/07/17:  Please review these issues again. Based on our fee chart (see below) the title commitment fee is not a prepaid finance charge. I am also providing the report for your review and consideration.

04/10/17: Upon further review, Commitment Fee is a banking term used to describe a fee charged by a lender to a borrower to compensate the lender for its commitment to lend. Commitment fees are typically associated with unused credit lines or undisbursed loans.  This is not related to Title Commitment.   Title Commitment should not be a finance charge. Condition rescinded. 04/10/17: Escalated to compliance for review.

300335468	c9764b07-bf83-471e-bdbb-d4e0cdddf18e	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Finance Charge under disclosed (Exceeds $35 variance/threshold) for Rescindable Transactions
The final Closing Disclosure reflects the Finance Charge as $XXX,XXX.XX vs. actual Finance Charge of $XXX,XXX.XX. An under disclosure of $XX.XX which exceeds the $35 allowable tolerance for Rescindable Transactions.

04/07/17:  Please review these issues again. Based on our fee chart (see below) the title commitment fee is not a prepaid finance charge. I am also providing the report for your review and consideration.

04/10/17: Upon further review, Commitment Fee is a banking term used to describe a fee charged by a lender to a borrower to compensate the lender for its commitment to lend. Commitment fees are typically associated with unused credit lines or undisbursed loans.  This is not related to Title Commitment.   Title Commitment should not be a finance charge. Condition rescinded. 04/10/17: Escalated to compliance for review.

300335467	095a837e-e1fd-e611-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.		03/02/2017: CDA provided reflecting a value of $860,000 which is a -1.1% variance. Variance within acceptable tolerance. Condition Cleared.
300335466	6b128509-48fd-e611-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.		03/02/2017: CDA provided reflecting a value of $780,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300335465	b218c7c7-930d-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the file.		03/24/2017: CDA provided reflecting a value of $615,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 18.81%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 786; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 28.1 months reserves

300335465	cceb8a05-bd0f-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Hazard Insurance Shortfall
The amount of insurance required is X.X vs. the actual amount of coverage X.X The amount of coverage is short by X.X The insurance company indicates they cannot insure for the loan amount but only for the replacement cost per the Virginia statue. Missing evidence of Cost Estimator provided by the Insurance Company to determine proper replacement cost.
03/31/17: Replacement cost estimator provided from the insurance company showing sufficient coverage. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 18.81%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 786; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 28.1 months reserves

300335464	02ba062f-bbfb-e611-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.		03/06/2017: CDA provided reflecting a value of $608,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300335464	625dd70c-0afd-e611-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
Section F. Prepaids section of the final Closing Disclosure does not list number of months Village property taxes were collected. Under X.X(g)(X)(i)-(iv) and X.X(g)(X) each item must include the applicable time period covered by the amount to be paid by the consumer and the total amount to be paid.
03/06/2017: Received explanation letter, air bill and post consummation CD within 60 days of note date correcting Section F. Condition cleared.
300335463	30ad6aba-5c30-4b12-a443-de5b85656504	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Finance Charge under disclosed (Exceeds $100 variance/threshold) for Purchase Transactions
The final Closing Disclosure dated reflects the Finance Charge as $XX.XX vs. actual Finance Charge of $XX.XX. An under disclosure of $XX.XX which exceeds the $XX.XX allowable tolerance for Purchase Transactions.

03/09/17: Upon further review, Attorney Fee - Third Party Other Borrower $X,XXX.XX was included in the finance charges. Section H, buyer selected attorney costs should not be included in the calculation of the finance charges. Condition rescinded.

300335463	663df4dd-f0fa-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.		03/02/2017: CDA provided reflecting a value of $860,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300335463	601872da-1003-4291-875d-81d9e06e2b80	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.
Missing "valid" WLSP.  The WLSP in file refers to the GFE which is for Pre-TRID use. Additionally, the WLSP not provided within X business days of application date. WLSP is dated XX/XX/XXXX and the application date is XX/XX/XXXX

03/02/2017: Received evidence Borrower was provided with initial WLSP within 3 days of application date. Per Compliance, there is no requirement for the Section C reference to be included in the WLSP and there is no regulatory requirement for the WLSP to contain estimates. Condition cleared.

300335463	59bf5663-a7ec-426e-ae63-e36dc9b2496d	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Amount Financed over disclosed (Exceeds $100 variance/threshold) for Purchase Transactions
The Amount Financed is over disclosed and exceeds allowable $XX.XX variance/threshold for Purchase Transactions. The final Closing Disclosure dated reflects an Amount Financed of $XX.XX vs. actual $XX.XX, an over disclosure of $XX.XX
03/08/17: The compliance calculations do not reflect any over or under disclosures beyond the allowable tolerance for Finance Charges.
03/09/17: Upon further review, Attorney Fee - Third Party Other Borrower $X,XXX.XX Was included in the finance charges. Section H, buyer selected attorney costs should not be included in the calculation of the finance charges. Condition rescinded.

300335463	db2f24d2-aafd-e611-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing HUD Homeownership Organization Counseling Disclosure	HUD Homeownership Counseling Disclosure is missing in the file.		03/02/2017: Received evidence Borrower was provided with the HUD Homeownership Counseling Disclosure within 3 days of application date. Condition cleared.
300144924	1d6dea76-5502-e611-99e0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to obtain Income Documentation
Per Appendix Q, signed, dated individual tax returns with all applicable tax schedules for the most recent XXXX years are required for self employed income.  The final XXX reflects a schedule C loss.  Missing X years tax returns for Schedule C income/loss.
04/20/2016: Audit review of XXXX/XXXX Tax Returns submitted reflects Schedule C loss to the non-borrowing spouse only. Documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.39%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 805; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 20.8 months reserves

300144924	87df66a4-1e9f-429b-8adb-7211226e6dd9	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	HUD Homeownership Counseling Disclosure not provided within 3 days of application	Missing the Homeownership Counseling Disclosure.	04/18/2016: Homeownership Counseling Disclosure04/15/2016: Home Loan Tool Kit Disclosure
04/18/2016: Audit review of Homeownership Counseling Disclosure submitted is within three days of application date. Documentation submitted is deemed acceptable, condition cleared.     04/15/2016: Audit reviewed Borrower Acknowledgements, the HUD Homeownership Counseling Disclosure was not included on the documentation. The Home Loan Tool Kit Disclosure is NOT the same document as the HUD Homeownership Counseling Disclosure.  Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.39%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 805; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 20.8 months reserves

300144924	693621ef-07ca-40d2-8d5e-aaa6914e21e4	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)
Borrower acknowledged receipt of Initial CD on consummation date.  The creditor is responsible for ensuring that the consumer receives the Closing Disclosure form no later than three business days before consummation
04/20/2016: This is an EDoc and is dated 3 days prior to closing. It was not mailed.04/18/2016: Initial Closing Disclosure
04/20/2016: Audit reviewed CD submitted, and has determined that an e-signature was reflected on page 5 dated 3 days prior to closing. Condition cleared. 04/18/2016: Audit reviewed Initial Closing Disclosure, and has determined that just a CD is acceptable if 6 days before closing. However, CD provided is less than 6 days before closing and proof of receipt via a dated signature of the CD or edisclsoure evidence of receipt is required. Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.39%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 805; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 20.8 months reserves

300144924	d490a1a6-e300-e611-99e0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.		04/14/2015: CDA provided reflecting a value of $875,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.39%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 805; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 20.8 months reserves

300144924	fd186529-0c01-e611-99e0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing verbal verification of employment	Missing verification of employment within X days of the note date.	04/18/2016: Verbal VOE	04/18/2016: Audit reviewed the VOE documentation submitted, and has determined that the document provided was within 10 days prior to the Note date. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.39%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 805; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 20.8 months reserves

300144924	d600cba1-f606-e611-99e0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Changed Circumstance form
The initial LE, dated XX/XX/XXXX, reflects an interest rate of X and Settlement fee of $X.X. The LE dated XX/XX/XXXX reflects an interest rate of X.X. and Settlement fee of X.X. The final CD reflects an interest rate of X.X and Settlement fee of $XX.XX The file does not contain a Change of Circumstance form.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.39%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 805; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 20.8 months reserves

300144924	139d293b-e400-e611-99e0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing asset documentation
The loan file is missing legible statements and indicating the account holder's name for the first and second account listed on the final $XX.XX. File is also missing the retirement statement listed on the $XX.XX. Additional conditions may apply.
															04/18/2016: Asset Documentation	04/18/2016: Audit review of all Asset/Bank Statement documentation submitted are deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.39%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 805; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 20.8 months reserves

300144924	8c2f928a-d847-4334-9427-addd1b23cf93	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Loan does not meet criteria for Qualified Mortgage	Loan failed QM due to missing the verbal verification of employment with X days of note date, most recent paystub, W2s covering two year period. X years tax returns and tax transcripts.		04/20/2016: Audit reviewed all outstanding income documentation, and has deemed all documentation acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.39%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 805; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 20.8 months reserves

300144924	5d4bbb04-0c01-e611-99e0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Evidence of Taxes and Insurance	Missing evidence of the tax and insurance for the REO property.	04/18/2016: Taxes and Insurance on REO.	04/18/2016: Audit review of tax and insurance for the REO property submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.39%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 805; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 20.8 months reserves

300144924	e138cd54-5602-e611-99e0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Balance Sheet
Missing current Balance Sheet for self-employed Schedule C income.  Per appendix Q, both P&L & Balance Sheet are necessary for the loan to be classified as a Qualified Mortgage and the Balance Sheet is missing from the file.  The final X reflects a schedule C loss.

04/20/2016: The loss on Schedule C is not for the borrower. It is for the borrower's spouse who is not on the subject loan.04/18/2016: Income from Schedule C Business to qualify therefore, a balance sheet is not required.

04/20/2016: Audit reviewed 2013/2014 Tax Returns, and has determined that Schedule C income is for the non-borrowing spouse only. Balance Sheet is not required. Condition cleared. 04/18/2016: Audit reviewed the lender rebuttal and determined that per QM, the P&L and BS are required for all businesses where the borrower has >25% ownership regardless of whether the income was used to qualify. Balance Sheet is required in order for the loan to be classified as a Qualified Mortgage to be purchasable. Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.39%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 805; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 20.8 months reserves

300144924	f1849ee4-3d02-e611-99e0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Assets are not sourced/seasoned	Asset bank statements provided failed to cover account activity for the most recent XXXX period.	04/18/2016: Assets	04/18/2016: Audit review of all Asset/Bank Statement documentation submitted are deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.39%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 805; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 20.8 months reserves

300144924	762388f3-98f5-498b-a906-e3f635b1cc31	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Ability to Repay Non-Compliant: Missing evidence that lender verified the borrower(s) employment in qualification	File is missing verbal verification of employment within X days of note date, XX/XX/XXXX, tax returns and transcripts.	04/20/2016: Tax Docs	04/20/2016: Audit reviewed all outstanding income documentation, and has deemed all documentation acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.39%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 805; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 20.8 months reserves

300144924	7ec3d868-0e49-47e9-bde4-cdcbc263fa49	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Initial LE not provided within 3 standard business days of application	Missing initial LE dated within X business day of Application date.	04/20/2016: Final LE. The LE that was cleared was the initial therefore, I am sending the Final.	04/20/2016: Audit review of initial LE provided, dated XX/XX/XXXX, was provided within 3 days of application date. Additional condition added for COC. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.39%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 805; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 20.8 months reserves

300144924	b8420790-e400-e611-99e0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Tax Transcripts	The Lender's guidelines require XXXX transcripts on all loans. Tax return transcripts not provided in file.	04/20/2016: Tax Docs04/18/2016: Provided with Tax Docs.
04/20/2016: Audit review of 2013/2014 Tax Transcript, dated pre-loan consummation, documentation submitted are deemed acceptable. Condition cleared. 04/18/2016: Audit reviewed the lender rebuttal and found no attachment to download for tax documentation.  Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.39%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 805; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 20.8 months reserves

300144924	3b28c65f-3d02-e611-99e0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	WLSP was not provided in the loan file. Additional conditions may apply.	04/18/2016: List of Service Providers	04/18/2016: Audit review of WLSP reflects Settlement/Closing Agent was not used by the borrower, documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.39%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 805; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 20.8 months reserves

300144924	f741a9bc-d8da-451a-a20f-a9eb4d3bb36e	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	Missing the Affiliated Business Disclosure.	04/20/2016: The Lender doesn't have any affiliates. Do you require a letter from the lender stating this?04/15/2016: Affiliated Business Disclosure
04/21/2016: Attestation provided showing no affiliates. Condition cleared. 04/20/2016: Audit reviewed the Lender Rebuttal, provide an attestation stating that the Lender had no affiliations at the time of Application or provide an AFBD within 3 days of application. Documentation required to be in the loan file. Condition remains.04/15/2016: Audit reviewed Seller's ABA, and has determined that the LENDER Affiliated Business Disclosure is required not the Seller. Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.39%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 805; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 20.8 months reserves

300144924	d38648bd-e400-e611-99e0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing income documentation	The Lender's guidelines require the most recent paystub and XXX covering the most recent XXXX year period. Pay stub not provided in file. Additional conditions may apply.	04/18/2016: Provided with Tax Docs.
04/20/2016: Audit review of 4 bi-weekly paystubs, dated pre-loan consummation, supports lender income calculations. Documentation submitted is deemed acceptable. Condition cleared. 04/18/2016: Audit reviewed the lender rebuttal and found no attachment to download for paystubs or tax documentation.  Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.39%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 805; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 20.8 months reserves

300144924	7d2ba22d-0b01-e611-99e0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing W-2	The Lender's guidelines require the most recent paystub and X.X covering the most recent XXXX year period. Pay stub not provided in file. Additional conditions may apply. XXXX not provided in file.	04/20/2016: Tax docs04/18/2016: Provided with Tax Docs.
04/20/2016: Audit review of XXXX/XXXXX W2 documentation submitted are deemed acceptable. Condition cleared.  04/18/2016: Audit reviewed the lender rebuttal and found no attachment to download for tax documentation.  Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.39%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 805; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 20.8 months reserves

300144924	3dbe3295-0b01-e611-99e0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	B	B	CB	B	B	Credit	Missing Third Party Fraud Tool (Report)	Loan file is missing third party fraud tool.	04/18/2016: Third Party Fraud Tool.	04/18/2016: Fraud tool provided. Audit reviewed and all red flags are cleared. Fraud tool was pulled post closing. Loan will be rated a B.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.39%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 805; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 20.8 months reserves

300144924	363f6524-4a02-e611-99e0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Servicing Disclosure Statement	Missing Servicing Disclosure Statement as a result of the missing initial LE.	04/18/2016: Provided LE.	04/18/2016: Audit review of Servicing Disclosure Statement included on LE submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.39%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 805; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 20.8 months reserves

300144924	e45ddc4b-4314-4817-9508-baca16b84e1b	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Loan Estimate / LE Not in File	Missing the initial LE. Compliance testing could not be completed. Additional conditions may apply.	04/18/2016: Loan Estimate
04/18/2016: Audit review of Loan Estimate, not dated within 3 days of application date, documentation submitted is deemed acceptable. However, an additional finding added for initial LE within 3 business days of application date. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.39%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 805; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 20.8 months reserves

300144924	db366c85-3bc7-4482-8459-aaacd7b07f7b	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Special Information Booklet / Home Loan Toolkit	The loan file is missing the Home Loan Toolkit.	04/15/2016: Home Loan Toolkit Disclosure	04/15/2016: Audit reviewed Borrower Acknowledgements, the Loan Tool Kit Disclosure was provided within 3 days of application date. Documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.39%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 805; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 20.8 months reserves

300144924	d83ac8cd-5602-e611-99e0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing YTD Profit & Loss
Missing current P&L Statement for self-employed Schedule C income.  Per appendix Q, both P&L & Balance Sheet are necessary for the loan to be classified as a Qualified Mortgage and the P&L Statement is missing from the file.  The final X reflects a schedule C loss.

04/20/2016: The loss on schedule C is not for the borrower. It is for their spouse who is not on the subject loan.04/18/2016: Income from the Schedule C Business was not used to qualify therefore, a balance sheet is not required.

04/20/2016: Audit reviewed 2013/2014 Tax Returns, and has determined that Schedule C income is for the non-borrowing spouse only. P&L is not required. Condition cleared.04/18/2016: Audit reviewed the lender rebuttal and determined that per QM, the P&L and BS are required for all businesses where the borrower has >25% ownership regardless of whether the income was used to qualify. Profit and Loss is required in order for the loan to be classified as a Qualified Mortgage to be purchasable. Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.39%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 805; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 20.8 months reserves

300144924	ca6d6a22-c4b6-4bb6-8d88-fd75047785f9	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	ECOA Non-Compliant: Appraisal disclosure not provided.	Missing the appraisal ECOA disclosure as a result of the missing initial LE.	04/18/2016: Appraisal Disclosure	04/18/2016: Audit review of appraisal ECOA disclosure included on LE submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.39%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 805; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 20.8 months reserves

300144924	9d9eb0b8-0b01-e611-99e0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing rate lock verification	Missing the Rate Lock agreement.	04/18/2016: Rate Lock agreement	04/18/2016: Audit review of Rate Lock Agreement documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.39%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 805; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 20.8 months reserves

300144924	ae6f8f05-8878-4a4d-affd-22db0dcfb93e	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided	Missing the FACTA disclosure.	04/15/2016: Credit Score Disclosure	04/15/2016: Audit review of FACTA disclosure submitted is deemed acceptable, condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.39%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 805; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 20.8 months reserves

300144924	64346d3d-3f9f-4289-b5ad-64cc6cdb4110	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	"Contact Information' section of CD is missing most information for Real Estate Broker (S).	04/18/2016: There is no Seller Real Estate Broker. Seller is a Builder.	04/18/2016: Audit concurs with Lender Rebuttal, no Real Estate Broker (S) required for this loan. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.39%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 805; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 20.8 months reserves

300190382	6b43ea3b-8832-49a0-88d6-9539b2e70ada	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.
WLSP is missing a detailed list of services which corresponds to the LE for services the borrower is permitted to shop for.  Title - Attorney Fees, Title Recording Service Fee, Title - Title Insurance Binder and Title - Title Search were not itemized on the WLSP and at least one available provider was not reflected for the borrower to shop for these services.
08/10/2016: Services provided on WLSP were not itemized. Audit calculated section C fees and are within 10% tolerance for worst case scenario. Loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.976%; FICO is higher than guideline minimum : UW Guides require FICO of 680, loan qualified with FICO of 688; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with  27.54 months reserves

300190382	af68adf1-d984-40d3-b70a-f9fea308b11a	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Special Information Booklet / Home Loan Toolkit	The loan file is missing a copy of the Home Loan Tool Kit as evidence it was provided to the borrower.		08/15/16: Lender provided the borrower's signed acknowledgment of receipt of the Home Loan Toolkit. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.976%; FICO is higher than guideline minimum : UW Guides require FICO of 680, loan qualified with FICO of 688; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with  27.54 months reserves

300190382	6fb522e0-c4ad-474e-ba98-7aeaa66ad6c9	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The Contact VA License ID for the Settlement Agent is missing.		08/15/16: Upon further review, the contact information on the signed final CD is complete. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.976%; FICO is higher than guideline minimum : UW Guides require FICO of 680, loan qualified with FICO of 688; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with  27.54 months reserves

300190382	5ea0da2d-0f5f-e611-b595-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Sufficient RESPA Cure provided on HUD-1	Final Closing Disclosure reflects a tolerance cure in the amount of X.X paid to the borrower for an Appraisal and Credit Report charge cure.
08/10/2016:  Final Closing Disclosure reflects a tolerance cure in the amount of $XX.XX Paid to the Borrower for an Appraisal and Credit Report charge cure.  Loan will be graded an A for all agencies excepts for Fitch with a grade of B.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.976%; FICO is higher than guideline minimum : UW Guides require FICO of 680, loan qualified with FICO of 688; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with  27.54 months reserves

300190382	36c01da7-680a-45b8-b7be-463c131d9ea7	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing borrower’s documented Intent to Proceed	The loan file is missing a copy of the Acknowledgement of Intent to Proceed from the borrower.		08/15/16: Lender provided a copy of the borrower's intent to proceed date within 3 days of the application date. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.976%; FICO is higher than guideline minimum : UW Guides require FICO of 680, loan qualified with FICO of 688; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with  27.54 months reserves

300190382	cfb5c2d2-5a5e-e611-b595-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not in file.		08/10/2016: CDA provided reflecting a value of $815,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.976%; FICO is higher than guideline minimum : UW Guides require FICO of 680, loan qualified with FICO of 688; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with  27.54 months reserves

300190382	f6c7c990-ab0a-4d23-b132-3aae1221c320	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing E Consent Disclosure	Missing the Borrower's Consent to Receive Communications Electronically. Provide E Consent disclosure for the Borrower.		08/15/16: Lender provided a copy of the signed e consent disclosure. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.976%; FICO is higher than guideline minimum : UW Guides require FICO of 680, loan qualified with FICO of 688; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with  27.54 months reserves

300190382	ebe60ec9-d720-4bd9-9937-0b0c531401cb	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	File is missing the affiliated business disclosure. If the lender is not affiliated with any other businesses please provide an attestation stating such.		08/15/16: Lender provided a copy of the affiliated business disclosure date within 3 days of the application date. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.976%; FICO is higher than guideline minimum : UW Guides require FICO of 680, loan qualified with FICO of 688; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with  27.54 months reserves

300190382	a6ddd83f-5b5e-e611-b595-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing LOE	Missing Letter of Explanation as to why YTD income for new employer does not match calculated monthly income. Additional conditions may apply.	09/07/2016: lox	09/07/2016: Audit reviewed the Lender Rebuttal, and has determined that the letter of explanation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.976%; FICO is higher than guideline minimum : UW Guides require FICO of 680, loan qualified with FICO of 688; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with  27.54 months reserves

300178443	6348073e-314d-e611-86f5-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	B	B	VB	B	B	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		07/19/2016: A CDA report reflecting a value $660,000.00 which is a 0.00% variance was provided. Variance within acceptable tolerance. Condition Cleared
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.05%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 777; Years Self Employed Borrower has 7 years Self Employed

300178443	46b33e7d-274d-e611-86f5-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing signed 4506-T	Missing the initial 4506-T and business 4506-T executed by the Borrower.	08/04/2016: 4506-T	08/04/2016: Audit reviewed 4506-T, and has determined that documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.05%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 777; Years Self Employed Borrower has 7 years Self Employed

300178443	7c1a33aa-2f4d-e611-86f5-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	DID SHOP Fee (Section C) & Recording Fee (Section E) exceeds 10% summary tolerance
Services borrower did shop fees in Section C and Section E Recording Fees are subject to $XX.XX Tolerance when the borrower chose a service provider not listed on the WLSP. LE dated XX/XX/XXXX and final LE dated XX/XX/XXXX/reflect a total of $XX.XX (XX.XX at XXXX) with no resulting CoC for any subsequent disclosures. Final CD reflects a fee total of $XX.XX for a variance/refund required of $XX.XX to meet $XX.XX threshold. WLSP was not itemized causing an assumption that the borrower was not permitted to shop. Fees in Section C are subject to worst case scenario of X tolerance. Fees exceed X tolerance and a cure is required in the amount of $XX.XX
07/26/2016: post con CD
07/26/2016: Audit review of revised CD, check for cure of $652.75, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Services provided on WLSP were not itemized. Audit calculated section C fees and are within 10% tolerance for worst case scenario including the cure. Loan will be rated a Fitch B.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.05%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 777; Years Self Employed Borrower has 7 years Self Employed

300178443	fe92d4a6-254d-e611-86f5-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing asset documentation
The Lender was required to verify  XX month reserves, or $XX.XX and cash to close in the amount of $XX.XX, total assets in the amount of $XX.XX.  The loan file contained verified assets in the amount of $XX.XX and was short funds to close by $XX.XX
08/01/2016: settlement statement
08/01/2016: Audit reviewed final settlement statement provided, and has determined that documentation from the sale of departure property was submitted and deemed acceptable. Total assets are $XXX,XXX.XX- $XX,XXX.XX - $XXX,XXX.XX = $XX,XXX.XX) Evidence of sufficient assets were provided. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.05%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 777; Years Self Employed Borrower has 7 years Self Employed

300178443	24e9206b-264d-e611-86f5-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing HUD-1 From Sale of Previous Property	Missing the final Closing Disclosure from the Borrower's departing residence evidencing net proceeds for $XX.XX	08/01/2016: settlement statement	08/01/2016: Audit reviewed final Seller's Closing Statement for departing residence, and has determined that documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.05%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 777; Years Self Employed Borrower has 7 years Self Employed

300178443	4bd28764-7851-4e78-9351-d2d68420bea5	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Special Information Booklet / Home Loan Toolkit	The loan file is missing a copy of the Home Loan Toolkit as evidence it was provided to the borrower.	07/26/2016: home loan toolkit
07/26/2016:  Audit review of evidence that the Home loan Toolkit was sent on XX/XX/XXXX was submitted, and is within three days of application date of XX/XX/XXXX. Documentation submitted is deemed acceptable, condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.05%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 777; Years Self Employed Borrower has 7 years Self Employed

300178443	be70f213-2f4d-e611-86f5-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.
WLSP is missing a detailed list of service which corresponds to the LE for services the borrower is permitted to shop for.  Title - Title Examination Fee and Title - Settlement or Closing Fee Coverage were not itemized on the WLSP and at least one available provider was not reflected for the borrower to shop for these services. Audit calculated section C fees and are not within X tolerance.
07/26/2016: post-cons CD
07/26/2016: Audit review of revised CD, check for cure of $652.75, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Services provided on WLSP were not itemized. Audit calculated section C fees and are within 10% tolerance for worst case scenario including the cure. Loan will be rated a B for all agencies.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.05%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 777; Years Self Employed Borrower has 7 years Self Employed

300168915	1bfa5245-283e-e611-86f5-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing HUD from sale of other property owned
The schedule of real estate owned indicates the borrower(s) recently sold a property listed on SREO number X. Guidelines require this transaction to be documented with a copy of the HUD-X from the sale which is missing from the loan file.
7/12/2016: A final seller's statement certified by the title agent was provided for REO 2, indicating the property was sold. Condition cleared.
 FICO is higher than guideline minimum UW Guides require a FICO of 720, loan qualified with a FICO of 777; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 36 months reserves; Years in Field Borrower has 20 years in field

300168915	48933a85-273e-e611-86f5-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided		06/30/16: CDA reflecting a value of $1,500,000.00 which is a -0.0% variance. Condition Cleared.
 FICO is higher than guideline minimum UW Guides require a FICO of 720, loan qualified with a FICO of 777; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 36 months reserves; Years in Field Borrower has 20 years in field

300168915	f415abe7-d73e-e611-86f5-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Missing copy of title
Missing copy of the prelim title for X.X (Prelim in file does not reflect the amount of the insurance. Lender requires that initial title report correctly reflects the information that will ultimately be on the title policy.)
7/12/2016: A review of lender guidelines indicates the loan amount is not a requirement on title. Condition rescinded.
 FICO is higher than guideline minimum UW Guides require a FICO of 720, loan qualified with a FICO of 777; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 36 months reserves; Years in Field Borrower has 20 years in field

300168915	68620558-7b47-48ad-bf3a-0b0f627dd048	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Special Information Booklet / Home Loan Toolkit	The loan file is missing a copy of the Home Loan Tool Kit as evidence it was provided to the borrowers.	07/05/2016: home loan toolkit
07/05/2016: Audit review of evidence that the Home loan Toolkit was sent on XX/XX/XXXX was submitted, and is within three days of application date of XX/XX/XXXX. Documentation submitted is deemed acceptable, condition cleared.

 FICO is higher than guideline minimum UW Guides require a FICO of 720, loan qualified with a FICO of 777; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 36 months reserves; Years in Field Borrower has 20 years in field

300168915	bb5cecda-d53e-e611-86f5-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	WLSP is missing a detailed list of services which corresponds to the LE for services the borrower is permitted to shop for.		06/30/16: Services provided on WLSP were not itemized. Audit calculated section C fees and are within 10% tolerance for worst case scenario. Loan will be rated a B for all agencies.
 FICO is higher than guideline minimum UW Guides require a FICO of 720, loan qualified with a FICO of 777; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 36 months reserves; Years in Field Borrower has 20 years in field

300168915	203bd21a-283e-e611-86f5-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing final application (1003)	A final loan application is missing from the loan file.	07/13/2016: 1003	07/13/2016: Audit reviewed executed final 1003, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 FICO is higher than guideline minimum UW Guides require a FICO of 720, loan qualified with a FICO of 777; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 36 months reserves; Years in Field Borrower has 20 years in field

300167668	111253bd-46b3-46cd-8239-421a8f45543a	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure dated XX/XX/XXXX indicates the Estimated Taxes, Insurance and Assessments as $XX.XX a month vs. the calculated value of $XX.XX a month. The lender did not include the taxes and hazard insurance of $XX.XX
08/05/2016: lox for trid
08/05/2016: Audit reviewed final CD, and has determined that the Final Closing Disclosure Document does not match LE Document values for Escrow – Projected Payment Table 1026.37( c)(4) and (5), however this is non-material. Loan will be rated a B.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.89%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 700; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 16 months reserves

300167668	715acb8d-1158-e611-86f5-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Documentation	Please provide a signed executed document in the loan file stating that the HELOC has been closed. Additional conditions may apply.	08/10/2016: signed payoff	08/10/2016: Audit review of executed payoff letter requesting LOC to be closed was provided, and documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.89%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 700; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 16 months reserves

300167668	d5ab451f-5ecf-4171-85fe-f1cba2fa7deb	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Amount Financed over disclosed (Exceeds $35 variance/threshold)
The Amount Finance is over disclosed and exceeds allowable $XX.XX Variance/threshold for Rescindable Transactions.  The final Closing Disclosure reflects an Amount Financed of $XX.XX vs. actual $XX.XX, an over disclosure of $XX.XX
08/01/2016: A Post Closing CD provided in the loan file reflects the Loan Calculations were revised to $XXX,XXX.XX vs $XXX,XXX.XX and are within tolerance. Loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.89%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 700; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 16 months reserves

300167668	d502d45b-21dc-4637-9935-f6eaa77b6825	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing E Consent Disclosure	In order to use electronic signatures please provide copy of signed E-sign Consent Form giving the lender permission to do so.	08/04/2016: e-sig	08/04/2016: Audit reviewed "Consent to Receive Electronic Disclosures", documentation submitted was accepted by borrower dated XX/XX/XXXX and is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.89%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 700; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 16 months reserves

300167668	c033c691-32ad-43d4-9565-04b6a5a1fe5d	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Estimated Taxes, Insurance & Assessments section on Loan Estimate not reflected accurately
The Estimated Taxes, Insurance & Assessments section on Loan Estimate dated XX/XX/XXXX indicate that Property Taxes and Homeowner's Insurance are  being escrowed. The Estimate Escrow amount does not include the amount for Property Taxes and Homeowner's Insurance.
08/05/2016: lox for LE
08/05/2016: Audit reviewed lender rebuttal, and has determined that the LE escrows are estimated. An issue would come in if escrows were not disclose at all or a component of the escrow being established were not disclosed. Evidence provided that borrower did not escrow on the loan. Condition cleared

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.89%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 700; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 16 months reserves

300167668	237fd2be-fc57-e611-86f5-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Closing Disclosure document error
The Post Closing CD in the loan file reflected inaccurate placement in that creditor-paid principal reductions should be disclosed in the Payoffs and Payments Section on page three of the Closing Disclosure.
08/05/2016: lox for trid
08/15/16: Lender provided the corrected CD dated XX/XX/XXXX, showing the principal reduction in the payoff and payments section along with the conversation log showing evidence of delivery. Condition cleared. 08/05/2016: Audit reviewed the Lender Rebuttal, and has determined that in instances where a principal curtailment (principal reduction) is needed to reduce the cash back to the borrower, it is allowable to reflect the principle curtailment (principle reduction) in the Payoffs and Payments table on the Alternate form. Per 1026.38(g)(4), section H, Other discloses those charges in connection with the transaction that are in addition to the charges disclosed under Loan Costs and Other Costs (paragraphs 1026.38(f) and (g)(1) through (3)) for services that are required or obtained in the real estate closing by the consumer, the seller, or other party, and thus the principle reduction would not fit here. Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.89%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 700; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 16 months reserves

300167668	622a72ca-b5fb-4df4-811f-2b73559f383e	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Right To Cancel Form	The file is missing the Right To Cancel Form for the borrower and co borrower. Additional conditions may apply.	08/04/2016: right to cancel	08/04/2016: Audit reviewed executed Right to Cancel for both borrowers, and has determined that documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.89%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 700; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 16 months reserves

300167668	69ca2820-0158-e611-86f5-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		08/01/2016: CDA provided reflecting a value of $900,000 which is a 0.0% variance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.89%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 700; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 16 months reserves

300167668	fc9fd99d-f657-e611-86f5-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing copy of title
Missing copy of the prelim title for X.X.  Preliminary Title in file does not reflect the correct amount of insurance.  Lender requires the initial title report correctly reflects the information that will ultimately be on the title policy.
															08/10/2016: addendum	08/10/2016: Audit review of Supplemental Report reflects correct loan amount, and documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.89%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 700; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 16 months reserves

300167668	19c4db0f-3987-4d84-825f-0fbdec708bdd	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing borrower’s documented Intent to Proceed	Missing the borrower's documented Intent to Proceed. Additional conditions may apply.	08/04/2016: intent to proceed	08/04/2016: Audit reviewed "Notice of Intent to Proceed with Loan Application", documentation submitted was accepted by borrower dated XX/XX/XXXX and is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.89%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 700; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 16 months reserves

300167668	b767392e-586c-46cb-bf03-2524af765ae5	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Finance Charge under disclosed (Exceeds $35 variance/threshold) for Rescindable Transactions
The final Closing Disclosure reflects the Finance Charge as $XX.XXvs. actual Finance Charge of $XX.XX.  An under disclosure of $XX.XX which exceeds the $XX.XX allowable tolerance for Rescindable Transactions.

08/01/2016: A Post Closing CD provided in the loan file reflects the amount financed loan calculations were revised to $XXX,XXX.XX vs $XXX,XXX.XX and are within tolerance.  Loan will be rated a B for all agencies.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.89%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 700; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 16 months reserves

300167668	3f069697-8446-4933-a718-99114c992cb8	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	The Affiliated Business Disclosure is missing from the loan file.	08/04/2016: aba	08/04/2016: Audit review of Affiliated Business Disclosure submitted is within three days of application date. Documentation submitted is deemed acceptable, condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.89%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 700; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 16 months reserves

300173402	2d7354a8-a21b-e611-86f5-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.		05/17/2016: A CDA report dated 05/11/2016 reflected a value of $1,880,000 with a 0% variance to appraisal value.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 772; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24; credit report verifies 142 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 16.7 months reserves

300173402	9e3a1df2-2e28-4eb7-8e27-860381018732	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Special Information Booklet / Home Loan Toolkit	The file is missing evidence the Home Loan Toolkit was provided to the Borrowers within x days of initial application.	05/20/2016: home loan toolkit
05/20/2016: Audit review of evidence that the Home loan Toolkit was sent on XX/XX/XXXX was submitted, and is within three days of application date of XX/XX/XXXX. Documentation submitted is deemed acceptable, condition cleared.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 772; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24; credit report verifies 142 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 16.7 months reserves

300173402	0b21579e-a41b-e611-86f5-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Failure to Appropriately Calculate Liabilities
The Lender used $XX.XX for the subject property tax liability which was verified with the preliminary title and county tax records of prior property taxes paid. The correct tax liability is $XX.XX which is $XX.XX of the sales price per California Proposition X.XX DTI with correct tax liability is X.XX.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 772; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24; credit report verifies 142 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 16.7 months reserves

300173402	9ecffa65-a31b-e611-86f5-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	General Compliance Exception	Missing Intent to Proceed with Loan Application for both Borrowers.	05/20/2016: intent to proceed	05/20/2016: Audit review of Intent to Proceed with Loan Application was provided meeting timing requirements of Application, documentation submitted is deemed acceptable. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 772; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24; credit report verifies 142 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 16.7 months reserves

300173402	227d620d-a31b-e611-86f5-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	WLSP is missing a detailed list of services which corresponds to the LE for services the borrower is permitted to shop for.		05/16/2016: Services provided on WLSP were not itemized. Loan will be rated a B for all agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 772; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24; credit report verifies 142 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 16.7 months reserves

300228991	f421cce5-68ec-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing appraisal completion certificate (442)	Provide Appraisal Completion Certificate X.X, as Appraisal is "Subject To" completion. (New Construction)	02/09/2017: final inspection
02/09/2017: Audit reviewed Appraisal Update and/or Completion Report, and has determined that the improvements are completed as per report. Documentation submitted is deemed acceptable. Condition cleared.

 FICO is higher than guideline minimum Guidelines require a 720 FICO score, borrowers is 784; No Mortgage Lates Borrowers have verified over 50 months mortgage history on the credit report with zero late payments; Reserves are higher than guideline minimum The guidelines require 9 months reserves, the borrowers have over 30 months including reserves for departing residence

300228991	2132ca59-4de9-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the file.	02/06/2017: CDA	02/06/2017: A CDA report reflecting a value $1,515,000.00, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
 FICO is higher than guideline minimum Guidelines require a 720 FICO score, borrowers is 784; No Mortgage Lates Borrowers have verified over 50 months mortgage history on the credit report with zero late payments; Reserves are higher than guideline minimum The guidelines require 9 months reserves, the borrowers have over 30 months including reserves for departing residence

300228991	1658f6ab-61e9-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	Appraisal not provided	The appraisal for the subject property is missing from the loan file.	02/06/2017: color copy of appraisal	02/06/2017: Audit reviewed Appraisal, and has determined that the Appraisal is "Subject To" completion. Appraisal condition cleared, however added Condition for a XXX
 FICO is higher than guideline minimum Guidelines require a 720 FICO score, borrowers is 784; No Mortgage Lates Borrowers have verified over 50 months mortgage history on the credit report with zero late payments; Reserves are higher than guideline minimum The guidelines require 9 months reserves, the borrowers have over 30 months including reserves for departing residence

300228991	41b4234d-2e80-40d6-8bb3-3391752e103b	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Final Inspection fee in section B of the final Closing Disclosure is missing the name of the service provider. Please provided LOE and confirmation of delivery to the borrower.		02/02/2017: A Post close CD in the loan file reflects the service provider along with LOE. Condition cleared. The loan will be rated a B.
 FICO is higher than guideline minimum Guidelines require a 720 FICO score, borrowers is 784; No Mortgage Lates Borrowers have verified over 50 months mortgage history on the credit report with zero late payments; Reserves are higher than guideline minimum The guidelines require 9 months reserves, the borrowers have over 30 months including reserves for departing residence

300244391	1bcf6261-3ebb-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing final application (1003)	A Final loan application was not provided in the file.	12/08/2016: final app	12/08/2016: Audit reviewed executed Final Loan Application, and has determined that the documentation is deemed acceptable. Condition cleared.
 FICO is higher than guideline minimum UW guide require FICO of 680; loan qualified with FICO of 752; Reserves are higher than guideline minimum 24.5 months PITI reserves > 6 months required; Years on Job Borrower has 31 years on job.

300244391	f512bb64-544a-4c38-9b70-ce26c2d12a95	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Loan Late Charge Parameters Exceeds State Thresholds	5% > maximum late fee allowed by the State of North Carolina.	12/08/2016: lox for fee
12/08/2016: Audit reviewed Lender Rebuttal, and has determined that per state regulators, lenders are permitted to charge a late fee in excess of 4% for loan amounts $XXX,XXX or greater under General Statute 24-9.  There is no cited ceiling for the late charge amount on loan amounts $XXX,XXX  or greater. Condition rescinded.

 FICO is higher than guideline minimum UW guide require FICO of 680; loan qualified with FICO of 752; Reserves are higher than guideline minimum 24.5 months PITI reserves > 6 months required; Years on Job Borrower has 31 years on job.

300244391	8a777032-c865-4abf-984f-07d079f1881d	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing E Consent Disclosure	Missing the Borrower's Consent to Receive Communications Electronically. Provide E Consent disclosure for the borrowers.	12/08/2016:	12/08/2016: Audit reviewed print screen for "Consent to Receive Electronic Disclosures", documentation submitted was accepted by borrower dated XX/XX/XXXX and is deemed acceptable. Condition cleared.
 FICO is higher than guideline minimum UW guide require FICO of 680; loan qualified with FICO of 752; Reserves are higher than guideline minimum 24.5 months PITI reserves > 6 months required; Years on Job Borrower has 31 years on job.

300244391	9c92e349-3ebb-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Initial Application	An Initial loan application was not provided.	12/08/2016: initial app	12/08/2016: Audit reviewed executed Initial Loan Application, and has determined that the documentation is deemed acceptable. Condition cleared.
 FICO is higher than guideline minimum UW guide require FICO of 680; loan qualified with FICO of 752; Reserves are higher than guideline minimum 24.5 months PITI reserves > 6 months required; Years on Job Borrower has 31 years on job.

300244391	91d06bd0-9a44-4037-a5da-7b98ef8fbef9	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Initial LE not provided within 3 standard business days of application	The initial LE is required to be provided to the borrower within X standard business days of application. The Initial LE is dated XX/XX/XXXX, and the application date is XX/XX/XXXX,	12/08/2016: initial LE	12/08/2016: Audit reviewed initial LE dated XX/XX/XXXX, and has determined that documentation submitted was within 3 days of Application date. Condition cleared.
 FICO is higher than guideline minimum UW guide require FICO of 680; loan qualified with FICO of 752; Reserves are higher than guideline minimum 24.5 months PITI reserves > 6 months required; Years on Job Borrower has 31 years on job.

300244391	622cdce5-3ebb-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in file.	12/12/2016: CDA12/08/2016: CDA
12/12/2016: A CDA report reflecting a value $785,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.12/08/2016: A CDA report reflecting client as Lender was provided, and is deemed unacceptable. A CDA is required to be provided by the Investor. Condition remains.

 FICO is higher than guideline minimum UW guide require FICO of 680; loan qualified with FICO of 752; Reserves are higher than guideline minimum 24.5 months PITI reserves > 6 months required; Years on Job Borrower has 31 years on job.

300244391	9cfb982d-1b4b-4a37-ac71-c78ce6e92e1c	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Special Information Booklet / Home Loan Toolkit	The loan file is missing a copy of the Home Loan Tool Kit as evidence it was provided to the borrowers.	12/08/2016:
12/08/2016: Audit reviewed evidence (via Audit Log) of the Home Loan Toolkit, and has determined that documentation submitted was provided within 3 days of Application date and is deemed acceptable. Condition cleared.

 FICO is higher than guideline minimum UW guide require FICO of 680; loan qualified with FICO of 752; Reserves are higher than guideline minimum 24.5 months PITI reserves > 6 months required; Years on Job Borrower has 31 years on job.

300226939	2bb183c7-4c97-47e0-84fd-655c770dc6c5	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure dated XX/XX/XXXX indicates the Estimated Taxes, Insurance and Assessments as $XX.XX. a month vs. the calculated value of $XX.XX a month. The lender used the incorrect amount of $XX.XX for the taxes vs. the actual amount OF $XX.XX

12/29/16: Lender provided the corrected within CD 60 days of consummation, LOE to the borrower, and evidence of mailing. Condition cleared.12/21/2019:  Audit reviewed tax bill and CD provided.  The tax bill reflects 12 months' taxes $XXXX/12 = $XXX.XX/month.  The CD reflects taxes of $XXXX/12 = $XXX.XX/month in Section F.  Insurance is $XXXX/12 = XXX.XX  HOA is $XXX. Actual estimated taxes, insurance & assessment $XXXX.XX.  CD reflects $XXX.XX.  Condition remains.

300226939	31a6d2c3-a0bc-e611-9869-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report is missing from file.	12/14/2016: CDA	12/14/2016: A CDA report reflecting a value $1,300,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
300233673	25c3898f-24b7-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing signed 4506-T	The loan file is missing the signed XXXX-X.	01/04/2017: 4506T	01/04/2017: Audit reviewed executed 4506T, and has determined that 2 years Transcripts from IRS were located within the loan file and were provided prior to the Note date. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 23.11%; FICO is higher than guideline minimum UW Guidesrequire FICO of 680, loan qualified with FICO of 694; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 15 months reserves

300233673	0c5224d7-23b7-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.		12/05/16: CDA reflecting a value of $770,000.00, which is a -0.0% variance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 23.11%; FICO is higher than guideline minimum UW Guidesrequire FICO of 680, loan qualified with FICO of 694; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 15 months reserves

300233673	aa7c2ee7-23b7-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	313 - Property in Disaster Area	Property located in a FEMA declared disaster area. Inspection post incident date was not provided.	01/04/2017: Post disaster inspection	01/04/2017: Audit reviewed Post Disaster Inspection, and has determined that the report reflects "no damage" to the subject property. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 23.11%; FICO is higher than guideline minimum UW Guidesrequire FICO of 680, loan qualified with FICO of 694; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 15 months reserves

300233673	0a4cb054-24b7-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing final application (1003)	The loan file is missing the final application.		12/05/16: Lender provided a copy of the signed final loan application. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 23.11%; FICO is higher than guideline minimum UW Guidesrequire FICO of 680, loan qualified with FICO of 694; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 15 months reserves

300233673	12679774-24b7-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Initial Application	The loan file is missing the initial application.		12/05/16: Lender provided a copy of the initial loan application. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 23.11%; FICO is higher than guideline minimum UW Guidesrequire FICO of 680, loan qualified with FICO of 694; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 15 months reserves

300233673	3f452cab-24b7-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing current mortgage pay history	The lender's guidelines require a X-month mortgage history. The VOR in the loan file only covers 8 months.	12/07/2016: VOR
12/07/2016: Audit re-analyzed Mortgage History, and has determined that sufficient evidence was provided within the loan file for previous mortgage from XX/XXXX through XX/XXXX (XX mths) AND VOR provided by management company for XX/XX/XXXX to present. Documentation is deemed acceptable. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 23.11%; FICO is higher than guideline minimum UW Guidesrequire FICO of 680, loan qualified with FICO of 694; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 15 months reserves

300233673	0127e85c-bd0a-4206-9de0-d54357023c9b	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Special Information Booklet / Home Loan Toolkit	The loan file is missing a copy of the Home Loan Tool Kit as evidence it was provided to the borrower(s).	12/07/2016: home loan toolkit sent	12/07/2016: Audit review of evidence for the Home Loan Tool Kit submitted is within three days of application date. Documentation submitted is deemed acceptable, condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 23.11%; FICO is higher than guideline minimum UW Guidesrequire FICO of 680, loan qualified with FICO of 694; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 15 months reserves

300233673	2f720e1d-24b7-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Mortgage Rider	The loan file is missing the PUD Rider.	12/13/2016: pud rider	12/13/2016: Audit reviewed Letter of Intent to re-record and executed PUD Rider, and has determined that documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 23.11%; FICO is higher than guideline minimum UW Guidesrequire FICO of 680, loan qualified with FICO of 694; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 15 months reserves

300228990	2b4b290a-31f1-46a4-9cc4-2f3396e99714	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure. If the lender is not affiliated with any other businesses, please provide an attestation stating such.	11/28/2016: aba	11/28/2016: Audit review of Affiliated Business Disclosure submitted is within three days of application date. Documentation submitted is deemed acceptable, condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 680 loan qualified with FICO of 761; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report  verifies 99 months payment history with no late payments reported; Years on Job Borrower has 21 years on job

300228990	de815f26-26ac-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing final application (1003)	Missing the final loan application. Please provided the final X. Additional conditions may apply.
 FICO is higher than guideline minimum UW Guides require FICO of 680 loan qualified with FICO of 761; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report  verifies 99 months payment history with no late payments reported; Years on Job Borrower has 21 years on job

300228990	c57534f4-a100-422a-a63b-2163fdb5ce48	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Special Information Booklet / Home Loan Toolkit	The loan file is missing a copy of the Home Loan Tool Kit as evidence it was provided to the borrower.	11/28/2016: home loan toolkit	11/28/2016: Audit review of Home Loan Tool Kit submitted is within three days of application date. Documentation submitted is deemed acceptable, condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 680 loan qualified with FICO of 761; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report  verifies 99 months payment history with no late payments reported; Years on Job Borrower has 21 years on job

300228990	05ef6c02-26ac-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Initial Application	Missing initial loan application. Please provide the initial loan application.	11/28/2016: initial app	11/28/2016: Audit reviewed Loan Application, and has determined that documentation submitted is deemed acceptable. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 680 loan qualified with FICO of 761; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report  verifies 99 months payment history with no late payments reported; Years on Job Borrower has 21 years on job

300228990	2162bb83-27ac-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	The Property Taxes in section X reflects X months of taxes were prepaid however; the monthly amount is actually $XX.XX And the month prepaid is only X months.	11/30/2016: post-cons CD
11/30/2016: Audit review of revised CD includes Section F property taxes listing the number of months paid and payee. Notification of the error (i.e., the letter to borrower) and Evidence of shipment via e-mail therefore no tracking available.  Loan will be rated a 'B'. Condition cleared.

 FICO is higher than guideline minimum UW Guides require FICO of 680 loan qualified with FICO of 761; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report  verifies 99 months payment history with no late payments reported; Years on Job Borrower has 21 years on job

300228990	47e6e4fd-27ac-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provide in the loan file.		11/21/16: CDA reflecting a value of $1,050,000.00 which is a -0.0% variance. Condition Cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 680 loan qualified with FICO of 761; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report  verifies 99 months payment history with no late payments reported; Years on Job Borrower has 21 years on job

300228990	783448aa-7aab-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Verification of Taxes and Insurance amounts for Rental Property	Missing Verification of taxes and insurance for prior primary residence. Unable to determine occupancy status as X is not in file. (X and X indicate subject is not rented)	11/28/2016: 1003
11/28/2016: Audit re-analyzed loan file, as well as Loan Application, and has determined that the debt for the prior residence is included within DTI. Mortgage Statement reflects taxes and insurance are included within the monthly mortgage payment. DTI meets guidelines. Condition cleared.

 FICO is higher than guideline minimum UW Guides require FICO of 680 loan qualified with FICO of 761; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report  verifies 99 months payment history with no late payments reported; Years on Job Borrower has 21 years on job

300226973	945459ed-8177-46b4-8a6b-c5e11ffdedd6	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Special Information Booklet / Home Loan Toolkit	Special Information Booklet was not provided in file.		11/21/16: Lender provided evidence of receipt of the Home Loan Toolkit within 3 days of the application date. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 813.; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 13.80 months reserves.; Years on Job 5 years on job.

300226973	f68570d8-18a9-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Initial Application	Initial application with evidence of lender of record application date was not provided in file.		11/21/16: Lender provided the initial application for the borrower and co borrower. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 813.; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 13.80 months reserves.; Years on Job 5 years on job.

300226973	ae8249bc-19a9-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	Final X under Contact Information section reflects a Real Estate Broker for Buyer and Seller, however the commission is missing in section X of the final X	12/12/2016: we believe this condition should be removed12/08/2016: the commission was paid by the seller, should be on borrower CD XX/XX/XXXX: post-cons CD
12/27/2016: Audit consulted with Compliance, and has determined that the commission was added to Section H under the Seller, therefore the 30 days of Discovery would NOT apply because it did NOT affect the borrower’s amount paid from what was previously disclosed. Revised CD, Notification of the error (i.e., the letter to borrower) and documents were sent via e-mail. Loan will be rated a 'B'. Condition cleared.   12/14/2016: Pending review by Compliance.12/13/2016: Audit escalated to Compliance, and has determined that it is a valid finding. The client has been notified. 12/12/2016: E-mailed Compliance12/08/2016: Audit reviewed the Lender Rebuttal, as well as Borrower’s CD, and has determined that the Seller paid Loan Costs and Other Costs are required to be disclosed on the borrower’s CD, regardless of whether a separate CD is provided to the seller.  Seller paid real estate commissions are required to be reflected in Section H along with the identification of the person ultimately receiving the payment , and may not be omitted from and must be included on the borrower’s CD. § 1026.38(g)(4) Provide revised CD, Notice to borrower and shipping evidence. Condition remains.XX/XX/XXXX: Audit reviewed CD, however the commission is still missing from the CD. The Contact Information section reflects a Real Estate Broker for Buyer and Seller, however the commission is missing. Condition remains.

 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 813.; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 13.80 months reserves.; Years on Job 5 years on job.

300226973	637b2653-19a9-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	CDA report is not provided.		11/21/16: CDA reflecting a value of $1,190,000.00 which is a -0.0% variance. Condition Cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 813.; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 13.80 months reserves.; Years on Job 5 years on job.

300226973	86d71cf0-68ab-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Document Error	The Property Taxes in Section F of the final and post close CD's reflects X months collected; however the amount of $XX.XX is only for X months.	11/30/2016: post-cons CD
11/30/2016: Audit review of revised CD includes Section F property taxes listing the number of months paid and payee. Notification of the error (i.e., the letter to borrower) and Evidence of shipment via e-mail for evidentiary purposes within 60 days from error notification was provided.  Loan will be rated a 'B'. Condition cleared.

 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 813.; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 13.80 months reserves.; Years on Job 5 years on job.

300226973	e666379c-66ab-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing hazard insurance declaration	Hazard insurance declaration for REO property expired XX/XX/XXXX prior to subject closing. Please provided current hazard insurance declaration for borrower's REO property.	11/28/2016: updated hoi
11/28/2016: Audit review of updated REO Insurance Declaration page reflects an active effective date, and documentation submitted is deemed acceptable. Condition cleared.  11/21/16: Lender provided the hazard insurance declaration for the subject property with an effective date of XX/XX/XXXX. Please provide Hazard insurance declaration for the REO property. Condition maintained.

 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 813.; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 13.80 months reserves.; Years on Job 5 years on job.

300226973	92155fed-66ee-4267-a80f-9a15f462b825	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final and post close Closing Disclosures indicates the Estimated Taxes, Insurance and Assessments as $XX.XX a month vs. the calculated value of $XX.XX a month. The lender used the incorrect amount of $XX.XX for the taxes vs. the actual amount of $XX.XX per the final CD.
11/30/2016: post-cons CD
11/30/2016: Audit reviewed revised CD, Notification of the error (i.e., the letter to borrower) and Evidence of shipment (via e-mail) for evidentiary purposes within 60 days from error notification were provided.  Loan will be rated a 'B'. Condition cleared.

 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 813.; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 13.80 months reserves.; Years on Job 5 years on job.

300226973	fa6d57b8-18a9-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing final application (1003)	Final application was not provided in file.		11/21/16: Lender provided the final application for the borrower and co borrower. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 813.; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 13.80 months reserves.; Years on Job 5 years on job.

300226973	5124aac3-26f1-4935-a21e-984dd98f60ca	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	Affiliated Business Disclosure was not provided in file.		11/21/16: Lender provided the Affiliated Business Disclosure dated within 3 days of the application date. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 813.; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 13.80 months reserves.; Years on Job 5 years on job.

300282156	d3ba6542-96dd-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	Final CD is missing the Real Estate Broker Buyer and Seller email address and phone number.	01/23/2017: cd post consummation
01/23/2017: Audit review of revised CD includes all contact information required for the Lender, Broker, Real Estate Agents and Settlement Agent. Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated a 'B'.
FICO is higher than guideline minimum UW guides required a FICO of 740, loan quaiflied with a FICO of 771.; Years in Primary Residence 11 years in primary residence.; Years on Job 21 years on job.
300282156	4a8fd0e1-dbdc-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the file.	01/20/2017: CDA	01/20/2017: A CDA report reflecting a value $1,060,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.			FICO is higher than guideline minimum UW guides required a FICO of 740, loan quaiflied with a FICO of 771.; Years in Primary Residence 11 years in primary residence.; Years on Job 21 years on job.
300282156	6beb9b35-7efa-49f7-ade1-4b78f87c0f4b	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Total of Payments is not accurate	The CD dated XX/XX/XXXX reflected total of payments as $XX.XX. The actual total of payments is $XX.XX an over-disclosure of $XX.XX	01/23/2017: letter of explanation request	01/23/2017: Audit consulted with Compliance, and has determined that Total of Payments (TOP) over disclosure less than $100 is non-material. Loan will be graded a B.			FICO is higher than guideline minimum UW guides required a FICO of 740, loan quaiflied with a FICO of 771.; Years in Primary Residence 11 years in primary residence.; Years on Job 21 years on job.
300282156	849a1fcc-95dd-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Evidence REO Property is Owned Free and Clear	Missing evidence the primary residence is owned fee and clear.	01/23/2017: HOI evidence of REO free and clear
01/24/2017: Received property search confirming chain of title and release of deed. Confirms no new liens. Condition cleared. 01/23/2017: Audit has received the HOI declarations stating there is no mortgagee; however, there could be a privately held mortgage on the property, so the only way to verify is a property profile report showing no mortgage was recorded. Condition remains.
FICO is higher than guideline minimum UW guides required a FICO of 740, loan quaiflied with a FICO of 771.; Years in Primary Residence 11 years in primary residence.; Years on Job 21 years on job.
300224910	beea77d9-f4b0-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Initial Application	The loan file is missing the initial application. Additional conditions may apply.		11/30/2016: Received executed initial application. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.76%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 768; Years on Job Borrower has 11 years on job

300224910	2bc2d497-7fb5-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing E Consent Disclosure
Missing the Borrower's Consent to Receive Communications Electronically.  The E Consent documentation in the loan file is dated XX/XX/XXXX  and the file is missing the E Consent dated prior to the initial LE on XX/XX/XXXX   Provide E Consent disclosure for the borrower prior to XX/XX/XXXX
11/30/2016: Received evidence of E-consent dated XX/XX/XXXX Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.76%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 768; Years on Job Borrower has 11 years on job

300224910	3432051f-f2b0-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in the loan file.		11/30/2016: CDA provided reflecting a value of $635,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.76%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 768; Years on Job Borrower has 11 years on job

300224910	d069fabc-f4b0-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing final application (1003)	The loan file is missing the final application. Additional conditionals may apply.		11/30/2016: Received executed final application. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.76%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 768; Years on Job Borrower has 11 years on job

300226303	4775b809-72ab-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Initial Application	The loan file is missing the initial Application.		11/21/16: Lender provided the initial application for the borrower. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 809; No Mortgage Lates UW Guides require 0x30 days late for 24 months. Credit Report verifies 29 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 42.60 months reserves

300226303	10d8b8e9-1f68-4aa6-b29a-6953af8da2d9	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Special Information Booklet / Home Loan Toolkit	Missing the Special Information Booklet/ Home Loan Toolkit.		11/21/16: Lender provided evidence of receipt the Home Loan Toolkit within 3 days of the application date. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 809; No Mortgage Lates UW Guides require 0x30 days late for 24 months. Credit Report verifies 29 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 42.60 months reserves

300226303	41591e87-72ab-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	DTI Exceeds Guidelines
X.X DTI > X.X% maximum DTI Allowed. Audit's rental calculation resulted in DTI exceeding guidelines.  The lender used the calculation of the lease amount of $XX.XX @ X.X% which gave the borrower a net rental loss of X.X and DTI of X.X.  Audit used a X year average vs. a X month average as reflected on the X for the rental income.  The DTI must be X.X or less in order for the loan to be classified as a Qualified Mortgage.

 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 809; No Mortgage Lates UW Guides require 0x30 days late for 24 months. Credit Report verifies 29 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 42.60 months reserves

300226303	0193aa05-2299-4760-bcfb-a856603688f8	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure. If the lender is not affiliated with any other businesses, please provide an attestation stating such.	12/08/2016: aba loxAffiliated Business Arrangement disclosure is not a required document in the state of XXXXXXX
12/08/2016: Audit acknowledges that the Lender is unable to produce said document, and loan will be rated a B.11/30/2016: Per Compliance, it is a federally required disclosure under RESPA.  Condition remains.11/30/2016: Referred to Compliance Department.

 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 809; No Mortgage Lates UW Guides require 0x30 days late for 24 months. Credit Report verifies 29 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 42.60 months reserves

300226303	eac5b767-6fab-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.		11/21/16: CDA reflecting a value of $710,000.00 which is a -0.0% variance. Condition Cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 809; No Mortgage Lates UW Guides require 0x30 days late for 24 months. Credit Report verifies 29 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 42.60 months reserves

300226303	d5b7c3ee-71ab-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing final application (1003)	The loan file is missing the Final Application.		11/21/16: Lender provided the final application for the borrower. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 809; No Mortgage Lates UW Guides require 0x30 days late for 24 months. Credit Report verifies 29 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 42.60 months reserves

300226303	297d51eb-8dab-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing E Consent Disclosure
Missing the Borrower's Consent to Receive Communication Electronically.  Provide E Consent disclosure for the borrower prior to the initial LE.  The E Consent in the loan file is dated XX/XX/XXXX which is after the first electronically signed document.
11/21/16: Lender provided evidence of the borrower’s consent to receive documents electronically. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 809; No Mortgage Lates UW Guides require 0x30 days late for 24 months. Credit Report verifies 29 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 42.60 months reserves

300226303	d6a61e85-8aab-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	The Property Taxes in section F is missing the name of the government entity.	12/08/2016: post cons CD correct
12/08/2016:  Audit reviewed revised CD reflecting Section F payee for taxes, Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated a 'B'. Condition cleared. 11/30/2016:  Received post consummation CD.  However, the property taxes in Section F still missing the payee.  Condition remains.

 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 809; No Mortgage Lates UW Guides require 0x30 days late for 24 months. Credit Report verifies 29 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 42.60 months reserves

300268742	4110192c-b04a-4e0d-87c4-0e55522ad065	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Special Information Booklet not provided within 3 business days of application date.	Missing evidence of receipt of the Special Information Booklet / Home Loan Toolkit within x days of the application date.	02/01/2017: Esign Certificate
02/01/2017: Audit reviewed the "Audit Log" reflecting the Home Loan Toolkit, and has determined that the document was submitted within 3 days of Application date. Condition cleared.02/01/2017: Audit reviewed  Esign Certificate, and has determined that the documentation does not list the Home loan Toolkit specifically. Condition remains.

300268742	1b5e8e9f-10e7-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
The final Closing Disclosure Section H, shows fees for Current Taxes XX/XX/XXXX to XX/XX/XXXX in the amount of $XX.XX and Prior Year Property Taxes in the amount of $XX.XX These fees should be located in section F. Prepaid items required to be disclosed pursuant to § x.x(g)(2) include the interest due at consummation for the period of time before interest begins to accrue for the first scheduled periodic payment and certain periodic charges that are required by the creditor to be paid at consummation. Each periodic charge listed as a prepaid item indicates, as applicable, the time period that the charge will cover, the daily amount, the percentage rate of interest used to calculate the charge, and the total dollar amount of the charge Please provide a corrected CD and LOE to the borrower within x days of consummation. Additional conditions may apply.
02/02/2017: Post consummation CD and letter to borrower
02/02/2017: Audit review of revised CD reflects Sections H Prepaid Tax fee moved to Section F, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) via e-mail was sent to the borrower. Loan will be rated a 'B'.

300268742	df68f140-eae9-46ef-8d55-7dbed5ae7f25	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure. Please provide a signed affiliated business disclosure provided to the borrower within x days of the application date.	02/01/2017: Letter of Explanation
02/01/2017: Audit reviewed the Lender Rebuttal, and has determined that the Affiliated Business Disclosure is a RESPA requirement not a State requirement. Audit acknowledges that the Lender is unable to produce said document, and loan will be rated a B.

300268742	60259e68-f2e6-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.	02/01/2017: CDA
02/01/2017: A CDA report reflecting a value $900,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.02/01/2017: A CDA Report is required reflecting Investors name. The CDA Report provided reflects lender name. Condition remains.

300244390	3e910fe8-18c7-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing W-2	Missing the X for the borrower's second business listed on the loan application. The loan is non QM compliant, additional conditions may apply.	12/28/2016: XXXX W-2	12/28/2016: Lender provided XXXX W-2 for the borrower's second business listed on the loan application. Condition cleared.
 DTI is lower than guideline maximum DTI is 9.92%, guidelines allow up to 43%.; No Mortgage Lates The borrowers have over 99 months mortgage history with no late payments; Years Self Employed Borrower has been self employed with the main business for 23 years

300244390	c87e0696-edc6-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file.		12/22/2016: CDA provided reflecting a value of $869,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum DTI is 9.92%, guidelines allow up to 43%.; No Mortgage Lates The borrowers have over 99 months mortgage history with no late payments; Years Self Employed Borrower has been self employed with the main business for 23 years

300244390	9189f3be-320a-41e7-a611-314b3e1a71ea	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $XX.XX per month vs. the calculated value of $XX.XX a month.  The lender used the incorrect amount of $XX.XX for the taxes vs. the actual amount of $XX.XX
12/20/2016: CD Estimated Taxes, Insurance & Assessments section is a non-material grade B for difference of $XXX.XX Loan will be rated a 'B' for all agencies.
 DTI is lower than guideline maximum DTI is 9.92%, guidelines allow up to 43%.; No Mortgage Lates The borrowers have over 99 months mortgage history with no late payments; Years Self Employed Borrower has been self employed with the main business for 23 years

300244390	9fbca6a7-18c7-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Missing Business Tax Returns	Missing the borrower's XXXX years of business tax returns for his XXXXX business listed on the loan application. The loan is non QM compliant, additional conditions may apply.	12/28/2016: Corporate Tax Returns	12/28/2016: Per K-1s, borrower's ownership is X% for the business listed second on the loan application. Business tax returns are not required if ownership is less than XX%. Condition rescinded.
 DTI is lower than guideline maximum DTI is 9.92%, guidelines allow up to 43%.; No Mortgage Lates The borrowers have over 99 months mortgage history with no late payments; Years Self Employed Borrower has been self employed with the main business for 23 years

300273529	9ffed769-4fd4-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in file.	01/11/2017: CDA	01/11/2017: A CDA report reflecting a value $869,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
300251669	89acffc0-41d4-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing VOR	File is missing the borrower's verification of rents. Additional conditions may apply.	01/18/2017: Rental History
01/18/2017: Audit reviewed statements, and has determined that sufficient evidence was provided to verify 12 months of rents. Documentation submitted is deemed acceptable. Condition cleared.  01/17/2017:  Received VOR completed by an individual.  Lender's guidelines require 12 months canceled checks or bank statements to verify satisfactory rent history for 12 months. Four months bank statements, XXXXXX - XXXXXXX, provided. Please provide an additional 8 months.  Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.45%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 798; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 80.70 months reserves

300251669	73d4f458-22d4-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Condo Questionnaire	The Condo Questionnaire is missing from the loan file. Additional conditions may apply.		01/17/2017: Received satisfactory Condo Questionnaire. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.45%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 798; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 80.70 months reserves

300251669	50045881-3bd4-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Documentation	File is missing the condominium master policy for the subject property. Additional conditions may apply.		01/17/2017: Received master insurance certificate. Coverage is satisfactory. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.45%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 798; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 80.70 months reserves

300251669	8da9f3c7-4dd4-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing income documentation	Guidelines require a signed XXXX at application and at closing. File is missing the initial XXXXX signed at closing. Additional conditions may apply.		01/17/2017: Received 4506-T signed at closing. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.45%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 798; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 80.70 months reserves

300251669	4e376f15-12d4-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in file.	01/11/2017: CDA	01/11/2017: A CDA report reflecting a value $1,200,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.45%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 798; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 80.70 months reserves

300251669	67d334a7-3bd4-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Missing hazard insurance declaration	The effective date of the Hazard Insurance is XX/XX/XXXX, which is after the note date. Please provide evidence of insurance at the time of closing. Additional conditions may apply.		01/17/2017: No violation. Condition rescinded.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.45%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 798; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 80.70 months reserves

300251669	a79d28f2-41d4-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Copy of Divorce Decree	File is missing the borrower's divorce decree. Additional conditions may apply.		01/17/2017: Received divorce decree. No additional encumbrances noted. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.45%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 798; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 80.70 months reserves

300251669	cc0c63e3-2ed4-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	The final CD shows the closing date of XX/XX/XXXX which is before the date of consummation. Please provide a corrected CD, and LOE to the borrower. Additional conditions may apply.	01/23/2017: PCCD01/18/2017: Post Consummation CD
01/23/2017: Audit reviewed Final CD, Notification of the error (i.e., the letter to borrower) and documents were sent e-mail therefore no tracking available. Loan will be rated 'B'.XX/XX/XXXX: Audit reviewed CD, and has determined that the CD submitted is for the incorrect borrower and property address. Condition remains. 01/17/2017:  Received Final Settlement Statement reflecting cash to borrower of $XXX.XX and closing date that does not match final CD or notary date.  Final CD in loan file reflects cash to borrower of $XX.XX and closing date that does not match Settlement Statement or notary date.  Please provide revised Closing Disclosure.  Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.45%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 798; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 80.70 months reserves

300251669	87d98c23-47d4-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing seller’s Closing Disclosure	File is missing the seller's closing disclosure. Additional conditions may apply.		01/17/2017: Received Seller's disclosure. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.45%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 798; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 80.70 months reserves

300251669	de4c8ce1-21d4-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing final application (1003)	The final application is missing from the loan file. Additional conditions may apply.	01/18/2017: Final 1003	01/18/2017: Audit review of Final 1003 documentation submitted is deemed acceptable. Condition cleared. 01/17/2017: No documentation provided for review. Condition remains.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.45%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 798; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 80.70 months reserves

300251669	0c1c6a1e-22d4-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing verbal verification of employment	The verbal verification of employment is missing from the loan file. Additional conditions may apply.		01/17/2017: WVOE provided in original loan file. WVOE is within 10 business days of note date. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.45%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 798; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 80.70 months reserves

300273525	cb6c8bfc-d9d9-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	573 - Certification of completion (442) missing	Appraisal completed as “subject to”- file is missing the x completion Certification. Additional conditions may apply.	01/24/2017: Certificate of Occupancy01/19/2017: hold harmless
01/24/2017: Audit reviewed the Certificate of Occupancy dated 12/22/2016, and had determined that the documentation submitted is deemed acceptable. Condition cleared. 01/19/2017: Audit reviewed the "Hold Harmless/Property Awareness Agreement", and has determined that the documentation is deemed unacceptable. The Appraisal is "subject to" the issuance of a Certificate of Occupancy, as well as a assessor parcel number. Condition remains.

300273525	e6ecacdd-fcd8-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	CDA is missing from the file.	01/17/2017: CDA	01/17/2017: A CDA report reflecting a value 1,380,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
300273525	618a8059-78a8-4774-bb6e-6df9e2e89d3d	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	Appraisal fee increased from $XX.XX to $XX.XX and Transfer tax in section E from $XX.XX to $XX.XX. Lender credit for Transfer Tax i/a/o $XX.XX nd the increase in the appraisal fee of $XX.XX		01/13/17: Closing Disclosure indicates a tolerance cure in the amount of $X,XXX.XX. Loan will be graded an A for all agencies except for Fitch with a grade of B.
300273525	c526b3d8-d9d9-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Missing Closing Disclosure / CD Not in File	Transaction's in what is considered a "dry funding state". Please provide the post close CD provided to the borrowers. Additional conditions may apply.	01/24/2017: Copy of Refund Check01/19/2017: CDPC
01/24/2017:  Audit review of post closing CD, check for cure of $XXX.XX, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a Fitch 'B'01/19/2017: Audit reviewed Post Closing CD, and has determined that the documentation submitted is deemed acceptable. However, missing the copy of the refund check to borrower for $XXX.XX. Condition remains.

300273525	b23c4cd3-5787-42b0-a58a-8f0e9b04c80c	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Special Information Booklet / Home Loan Toolkit	Missing Special Information Booklet/Home loan toolkit.
01/19/2017: Audit review of evidence for the Special Information Booklet/Home loan toolkit submitted is within three days of application date. Documentation submitted is deemed acceptable, condition cleared.

300309702	6e8d136a-57e5-4fb3-bcbc-f1115b973cf0	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Total of Payments is not accurate	The final CD reflected total of payments as $XX.XX The actual total of payments is $XX.XX, an over-disclosure of $XX.XX		01/24/17: Non Material. Loan will be graded a B.			FICO is higher than guideline minimum 764 FICO is higher than guideline minimum 720; Years in Primary Residence Borrower in home for 8 years; Years Self Employed Borrower self employed 9 years
300309702	4ee2f6a4-a4dd-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing appraisal completion certificate (442)	Missing appraisal completion cert	01/23/2017: Final Inspection	01/23/2017: Audit reviewed Appraisal Update and/or Completion Report, and has determined that the report reflects improvements have been completed. Condition cleared.			FICO is higher than guideline minimum 764 FICO is higher than guideline minimum 720; Years in Primary Residence Borrower in home for 8 years; Years Self Employed Borrower self employed 9 years
300309702	e4ca45af-b9dd-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Closing Disclosure document error	The post closing CD issued additional $XX.XX refund for the credit report overcharge. This credit should be reflected in section J as the total lender credit the borrower received in a transaction.		01/24/16: Lender provided the corrected CD within 60 days of consummation, LOE to the borrower, refund of $XX.XX, and evidence of mailing. Condition cleared.			FICO is higher than guideline minimum 764 FICO is higher than guideline minimum 720; Years in Primary Residence Borrower in home for 8 years; Years Self Employed Borrower self employed 9 years
300309702	167a9711-f576-4f7f-9943-5616fc8f5437	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The state License Number of the Settlement Agent is missing.		1/18/2016: The post closing CD dated XX/XX/XXXX cured the deficiency and reflects the settlement agent state license ID. The loan will be rated a B for all agencies.			FICO is higher than guideline minimum 764 FICO is higher than guideline minimum 720; Years in Primary Residence Borrower in home for 8 years; Years Self Employed Borrower self employed 9 years
300309702	b5ec0cf8-b7dd-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		1/20/2017: CDA provided reflecting reconciled value of $1,260,000 at 0% variance is deemed acceptable. Condition cleared.			FICO is higher than guideline minimum 764 FICO is higher than guideline minimum 720; Years in Primary Residence Borrower in home for 8 years; Years Self Employed Borrower self employed 9 years
300309702	edc4ed76-3c23-4715-b9b3-c6ec43106553	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Special Information Booklet / Home Loan Toolkit	Missing Special Information Booklet/Home Loan Toolkit	01/23/2017: Proof of delivery HLTK
01/23/2017: Audit review of evidence that the Special Information Booklet/Home Loan Toolkit, XX/XX/XXXX, was submitted within three days of application date, XX/XX/XXXX, was provided. Documentation submitted is deemed acceptable, condition cleared
FICO is higher than guideline minimum 764 FICO is higher than guideline minimum 720; Years in Primary Residence Borrower in home for 8 years; Years Self Employed Borrower self employed 9 years
300295945	42a8b10e-26dc-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.	01/20/2017: CDA	01/20/2017: A CDA report reflecting a value $963,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 99 months’ payment history with no late payments reported.; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 42.50 months reserves; Years on Job Borrower has 13 years on job

300295945	ab707134-fecd-4172-a0aa-3a4e045cf452	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Total of Payments is not accurate	The CD dated XX/XX/XXXX reflected total of payments as x.x. The actual total of payments is $XX.XX an over disclosure of $XX.XX		01/18/2017: Non-material graded a B.
 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 99 months’ payment history with no late payments reported.; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 42.50 months reserves; Years on Job Borrower has 13 years on job

300295945	fff09bf1-a9dd-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(w)	CB	B	B	Credit	Missing verbal verification of employment	VVOE must be obtained within x business days of the Note. The one in the file shows the information current as of XX/XX/XXXX and the note date of XX/XX/XXXX Additional conditions may apply.	01/23/2017: VVOE
01/23/2017: Audit acknowledges that the VOE, dated 12/12/2016, documentation submitted was not within 10 days prior to the Note date, however a verbal verification of employment was also provided dated AFTER the Note date.  Loan will be rated a B.

 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 99 months’ payment history with no late payments reported.; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 42.50 months reserves; Years on Job Borrower has 13 years on job

300295945	54349502-2142-44c9-a5df-54cc56221dce	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Special Information Booklet / Home Loan Toolkit	Missing Special Information Booklet/Home Loan Toolkit in the file.	01/23/2017: esign consent
01/23/2017: Audit review of evidence that the Affiliated Business Disclosure XX/XX/XXXX was submitted within three days of application date XX/XX/XXXX was provided. Documentation submitted is deemed acceptable, condition cleared

 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 99 months’ payment history with no late payments reported.; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 42.50 months reserves; Years on Job Borrower has 13 years on job

300299709	4f3dac7c-c1e7-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing hazard insurance declaration
The loan file is missing the Blanket Hazard Insurance declaration for subject property.  A copy of the borrower's individual policy is in the file however; the master condominium insurance declaration is missing.  Additional conditions may apply.
															02/03/2017: condo master policy	02/03/2017: Audit reviewed Master Condo Insurance Blanket Policy, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.45%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 784; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 68.70 months reserves

300299709	640eec2f-6be9-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Appraisal discrepancy	Provide a corrected Appraisal that reflects the same address as the Note. The Note and Appraisal property addresses do not match.	02/06/2017: revised color appraisal	02/06/2017: Audit reviewed the revised Appraisal, and has determined that the address was corrected. The Note and Appraisal property addresses match. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.45%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 784; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 68.70 months reserves

300299709	92827c67-22e7-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the file.	02/09/2017: CDA corrected02/02/2017: CDA
02/09/2017: A CDA report reflecting a value $1,340,000.00, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.02/09/2017: Audit reviewed CDA with corrected property address, however the "Client" does not reflect the Investor's name. The CDA Report provided reflects lender name. Condition remains.02/02/2017: The CDA report provided reflects an incorrect address, the address on CDA does not reflect Note address. Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.45%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 784; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 68.70 months reserves

300299709	9eae497a-22e7-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Condo Questionnaire	Condo Questionnaire was not provided in the file.	02/03/2017: condo questionnaire	02/03/2017: Audit reviewed Condo Questionnaire, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.45%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 784; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 68.70 months reserves

300318720	4c3b7866-02e9-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.		02/07/2017: CDA provided reflecting a value of $721,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300223163	17ff493a-50a8-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.		11/16/16: A CDA was provided with a value of $647,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
300223163	ff3a2317-afaa-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	Final CD reflects incorrect payee description for appraisal fee.		11/14/2016 Post closing CD provided corrected payee for appraisal fee. Finding is considered non-material. Loan will be graded as B for all agencies.
300223163	c0f65373-aeaa-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	Missing a detailed list of services or estimated charges which correspond to section C of the LE for services the borrower is permitted to shop for.		11/29/2016: Received post consummation CD. Fees are within 10% tolerance. Loan will be rated a B.
300223163	76ac912f-40de-4f3b-b7fe-5c070677faf2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The borrower selected a service provider from the WLSP for all title serves. The title service provider should be listed in section B of the CD.	12/12/2016: Post Close CD Cure Package
12/12/2016: Audit review of revised CD, copy of check for cure, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'. Condition cleared.11/29/2016: Received post consummation CD moving title fees to Section B.  Received explanation letter and air bill.  Missing copy of check.  Section B fees for appraisal $1700 & CDA $150 are subject to 0% tolerance.  Refund of $850 due, credit of $800 provided. Condition remains.

300302061	7c077617-2ded-4595-a38e-5b865083b2e0	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Total of Payments is not accurate	The CD dated Final reflected total of payments as x.x. The actual total of payments is $XX.XX, an over-disclosure of $XX.XX	01/03/2017: Rebuttal_TRID
01/03/2016: Audit consulted with Compliance, and has determined that Total of Payments (TOP) over disclosure less than $100 is non-material. Loan will be graded a B. XX/XX/XXXX:  Audit calculations reflect prepaid interest $XXXX.XX, Section D fees $XXXX.XX, 359 payments at $XXXX.XX and 1 payment at $XXXX.XX.  Condition remains.

 FICO is higher than guideline minimum Borrower's FICO score 802 > 720 guideline requirements ; Reserves are higher than guideline minimum UW Guides require 15  months reserves, loan qualified with  59.70 months reserves; Years in Field Borrower has 30 years in field of work

300302061	1e95dd0d-cdc3-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		12/29/2016: CDA provided reflecting a value of $700,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 FICO is higher than guideline minimum Borrower's FICO score 802 > 720 guideline requirements ; Reserves are higher than guideline minimum UW Guides require 15  months reserves, loan qualified with  59.70 months reserves; Years in Field Borrower has 30 years in field of work

300302061	95d807d5-18c6-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Initial Escrow Account Disclosure	The signed Initial Escrow Account Disclosure is missing from the loan file.		12/29/2016: Received initial escrow disclosure. Condition cleared.
 FICO is higher than guideline minimum Borrower's FICO score 802 > 720 guideline requirements ; Reserves are higher than guideline minimum UW Guides require 15  months reserves, loan qualified with  59.70 months reserves; Years in Field Borrower has 30 years in field of work

300302061	d4d808fa-13c6-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(w)	CB	B	B	Credit	Insufficient credit history
Lender Exception in file, Client to Review: Borrower does not have any installment or mortgage loans as required by Lender guidelines to meet credit history requirements.  The loan file reflects evidence that the Borrower owned his prior residence free & clear.
1/10/2017: Client acknowledges exception, Loan will be rated a B for all agencies. 12/29/2016: Pending exception review by Client.
 FICO is higher than guideline minimum Borrower's FICO score 802 > 720 guideline requirements ; Reserves are higher than guideline minimum UW Guides require 15  months reserves, loan qualified with  59.70 months reserves; Years in Field Borrower has 30 years in field of work

300193493	c71e4611-7d4e-e611-86f5-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file.		07/21/2016: CDA provided reflecting a value of $760,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.21%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 782; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 73 months reserves

300193493	9e5de827-e04d-e611-86f5-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(w)	CB	B	B	Credit	Lender Exception present
Lender exception in file-Client to Review. Payment shock is XXX ; per guidelines pay shock cannot exceed XXX for Borrowers with less than XX years job history. Borrower is an attorney with XX years job time with same firm- previously in law school.
07/26/2016: Received Client exception approval for payment shock. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.21%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 782; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 73 months reserves

300302060	1398258c-7f70-415d-b014-fee342218816	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	APR on Final Closing Disclosure is inaccurate in relation to previous Initial disclosure(s) – no evidence of further re-disclosure in file (APR > 0.125 variance – Under disclosed)	APR on Final Closing Disclosure of XXXX is inaccurate in relation to previous disclosure of XXXX - no evidence of further re-disclosure in file.
300302060	6876099a-c00b-4677-bdc7-44abdc0829ec	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Waiver by borrower of C.D. timing requirement not properly documented for APR variance (Under disclosed)
Waiver by borrower of C.D. timing requirement not properly documented for APR variance. The final Closing Disclosure dated x.x reflects an APR of x.x. The most recent  Loan Estimate dated XX/XX/XXXX reflects an APR of X.X, which is a difference of X.X and exceeds allowable tolerance of X.X
															12/23/2016: Interim CD & COC	12/23/2016: Audit reviewed initial CD's and COC, and has determined that the APR was disclosed correctly. No tolerance issue. Condition cleared.
300302060	f496c828-60fa-42b8-b79f-b729456c9a3a	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	CD Document does not match actual calculated values for Estimated Total Monthly Payment
The final Closing Disclosure dated XX/XX/XXXX does not match actual calculated values for Estimated Total Monthly Payment. The CD shows the payment amount as years X-X  , X.X include the amounts of P&I , MI , Estimated Escrow & Estimated Total), the calculated payment amount is years X-X , X.X based on HOI monthly premium on CD X.X versus X.X on HOI declaration page.
01/10/2017: CD w/updated HOI figure
01/10/2017: Audit reviewed revised CD with corrected amounts, and has determined that the Final Closing Disclosure Document does not match LE Document values for Escrow – Projected Payment Table 1026.37( c)(4) and (5), however this is non-material. Loan will be rated a B.

300302060	3e3659a2-bfc3-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		12/23/2016: CDA provided reflecting reconciled value of $630,000 at 0% variance is deemed acceptable. Condition cleared
300302060	6298b2bc-3cc9-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Acknowledgement by all parties with a vested interest not documented
(Added to match Clean Room) The final Closing Disclosure dated XX/XX/XXXX is not executed by the Borrower or Co-Borrower. Provide proof of acknowledgement / a signed copy of the Closing Disclosure by the Borrower and Co-Borrower.
															12/23/2016: Final CD executed by both borrowers	12/23/2016: Audit reviewed final CD, and has determined that the documentation submitted was executed by both borrowers on Note date. Documentation is deemed acceptable. Condition cleared.
300302059	1f8a6a29-fec6-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Documentation	Please provide a recent mortgage statement for the REO property, which was not found in file.	01/10/2017: 01/03/2017: MTG Statement_Bwr_CD
01/10/2017: Audit reviewed Mortgage Statements for both mortgages on the REO property, and has determined that the account numbers and payments match up with the credit report. Condition cleared. 01/03/2017: Audit reviewed documentation submitted, and has determined that the Mortgage Statement for the REO listed on the final 1003 was not provided. Condition remains.  12/28/16: Documentation provided does not clear this finding. Condition maintained.

300302059	2f942ad3-8494-4084-9624-40ff7edff0e3	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)
Missing evidence of borrower receipt of Initial Closing Disclosure X business days prior to consummation. The initial Closing Disclosure is dated XX/XX/XXXX and the date of consummation is XX/XX/XXXX. When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met.
01/03/2017: Consummation Rebuttal
01/03/2017: Audit re-analyzed CD timing requirements, and has determined that the waiting period has been met for consummation timing requirements. Condition cleared. 12/28/16: Issue was discussed with quality control manager. Saturday was counted in the 3 days prior to consummation formula.  Per AQM, we should not count Saturday in the days calculation.  The "at closing" CD was signed on a XXXXXX, which is what audit used to set the finding for CD < 3 days prior to consummation. Condition maintained.

300302059	106da6a1-b8c3-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.		12/23/2016: CDA provided reflecting reconciled value of $2,200,000 at 0% variance is deemed acceptable. Condition cleared
300302058	5688df47-fd47-4a7e-996f-98dc5be434b4	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	Missing ABD.
12/29/16:  Lender provided an attestation stating they do not have any “affiliated business arrangements” as such term is used in the Real Estate Settlement Procedures Act 12 U.S.C. 2602(7) and Regulation X Section 1024.15(c).  Condition rescinded.

300302058	be148773-9ec3-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.		12/23/2016: CDA provided reflecting reconciled value of $695,000 at 0% variance is deemed acceptable. Condition cleared
300204266	0e5fb122-a770-e611-9c05-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Rate Lock Agreement	Missing evidence of rate lock.		09/14/2016: Received evidence of rate lock. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.75%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 773; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 32.10 months reserves

300204266	fbd9fe38-7970-e611-9c05-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file		09/02/2016: CDA provided reflecting a value of $655,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.75%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 773; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 32.10 months reserves

300204265	fe36955c-7574-e611-9c05-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	313 - Property in Disaster Area	Property located in a FEMA Declared Disaster area. Inspection post-incident dates was not provided.		09/13/2016: Received post disaster inspection reflecting no damage. Condition cleared.
300204265	7274da86-293e-4f22-9a62-d4f19e021d73	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Re-disclosed Initial TIL (Lender Disclosure) not provided at least 3 business days prior to loan consummation (3 business days presumed receipt for mailing) – MDIA violation	Re-disclosed TIL was provided in file. Loan closed and lender did not provide x days mailbox rule prior to closing. APR increased > X.XX		09/14/2016: The TIL was signed the same day it was printed. Mailbox rule does not apply. Condition rescinded.
300204265	916e479e-2075-e611-9c05-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Flood Insurance required to be escrowed post 1/1/2016	Property is located in a flood zone and flood insurance is not escrowed. Missing letter to the borrower giving them the option to escrow.		09/14/2016: Received notice of option to escrow dated XX/XX/XXXX Condition cleared.
300204265	1ed3edef-7274-e611-9c05-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	The Affiliated Business Disclosure is missing from the file.
09/16/2016:  Received attestation no affiliates.  Condition cleared.09/14/2016:  Received Settlement Services Providers List.  Please provide Affiliated Business Disclosure dated within 3 days of application date.  Condition remains.

300204265	00355544-7574-e611-9c05-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.		09/07/2016: A CDA report reflecting a value $750,000.00 which is a 0.00% variance was provided. Variance within acceptable tolerance. Condition Cleared
300204243	49d25430-be6f-e611-9c05-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	313 - Property in Disaster Area	Property located in a FEMA declared disaster area. Inspection post incident date was not provided.		09/02/2016: Received post disaster inspection reflecting no damage. Condition cleared.
300204243	6677d64c-e06b-e611-9c05-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		09/02/2016: CDA provided reflecting a value of $530,000 which is an 8.9 % variance. Variance within acceptable tolerance. Condition Cleared.
300204243	d5a19425-d70e-452b-bf31-00f7ae84fc6c	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Rate Lock Agreement	The Rate Lock Agreement is missing from the file.	09/12/2016: lock	09/12/2016: Audit reviewed Rate Lock Agreement dated 11/03/2014, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
300167563	6bfecb12-1410-4474-9fd3-bf34df1d58cf	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.	Appraisal Fee was increased and Collateral Desktop Analysis was added in Section B of LE dated x.x without a valid change of circumstance. Refund to borrower of x.x required.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.75%.; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 746.; Reserves are higher than guideline minimum 16 months compared to 9.

300167563	b1e2e870-f312-e611-8544-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Cash Out Amount Exceeds Guideline Maximum	x.x cash to Borrower exceeds XX.XX permitted for a rate/term refinance transaction.	05/24/2016: Please see final HUD	05/24/2016: Audit reviewed revised CD, cash out is < $XXXX. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.75%.; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 746.; Reserves are higher than guideline minimum 16 months compared to 9.

300167563	ec78b3a6-4b19-e611-86f5-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		05/16/2016: CDA provided reflecting a value of $1,500,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.75%.; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 746.; Reserves are higher than guideline minimum 16 months compared to 9.

300167563	696c9321-9d1e-e611-86f5-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Documentation	Please provide a signed executed document in the loan file stating that the HELOC has been closed. Additional conditions may apply.	06/09/2016: Please see the attached Reconveyance06/06/2016: Please see the attached payoff for HELOC
06/09/2016: Audit reviewed recorded Full Reconveyance for HELOC, and has determined that documentation is deemed acceptable. Condition cleared.06/06/2016: Audit review of documentation submitted is deemed unacceptable. Provide evidence that borrower closed HELOC via executed "Authorization to Close Account" or copy of lien release, condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.75%.; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 746.; Reserves are higher than guideline minimum 16 months compared to 9.

300167563	4ee9a9d7-971e-e611-86f5-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing copy of title
The title report in the file does not show the amount of coverage for the subject property. Guidelines require that the title report correctly reflects the information that will ultimately be on the title policy. Additional conditions may apply.
															06/07/2016: Please see the attached title supplement	06/07/2016: Audit reviewed Title Supplemental, and has determined that the final CD reflects correct insured loan amount, as well as Lender Title Insurance fees. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.75%.; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 746.; Reserves are higher than guideline minimum 16 months compared to 9.

300167563	88917f6e-f212-e611-8544-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Missing 1008 or Underwriter Approval	Transmittal Summary reflects incorrect appraised value. Please provide corrected x.x reflecting correct appraised value, LTV and CLTV.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.75%.; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 746.; Reserves are higher than guideline minimum 16 months compared to 9.

300167563	2eb555c3-9db7-4fbb-ae9b-7c189848a230	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	'Contact Information' section of CD does not list Settlement Agent and Settlement Agent Contact License numbers.	05/24/2016: Please see the attached revised CD
05/24/2016: Audit review of CD includes contact information required for the Lender, Broker and Settlement Agent. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided.  Loan will be rated a 'B'. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.75%.; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 746.; Reserves are higher than guideline minimum 16 months compared to 9.

300167563	66a96f10-db3d-4234-bcd9-cb3f2615e6aa	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)	Borrower did not acknowledge receipt of initial CD at least x days prior to consummation and CD was not dated at least x days prior to consummation.	05/19/2016: Please see the attached esigned CD dated XX/XX/XXXX	05/19/2016: Received signed, initial CD 3 days prior to consummation. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.75%.; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 746.; Reserves are higher than guideline minimum 16 months compared to 9.

300167563	3ffbfc54-3de5-47cb-ae93-bc15d97d59ab	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Lender Refund to Cure insufficient to cover overages in C.D. Services Borrower DID NOT SHOP Fee - Section B (Undisclosed and Under Disclosed)
Lender Title Insurance fee increase and addition of Title Endorsement fee and Wire Transfer fee exceed tolerance of x total of Section B fees borrower shopped for. Refund of x.x is required. Lender credit of $XX.XX in Section J is insufficient tolerance cure.
06/09/2016: Please see the revised CD, copy of check LOE and fed ex label XX/XX/XXXX: Please see the attached rebuttal and final CD
06/09/2016: Audit review of revised CD, copy of check for cure, Notification of the error (I.e., The letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a Fitch 'B'. Condition cleared.06/07/2016: Audit reviewed revised CD. However, missing copy of cure check, Notification of the error (I.e., The letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification. Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.75%.; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 746.; Reserves are higher than guideline minimum 16 months compared to 9.

300167563	8362dba4-c97a-4f91-812a-2df825623f4a	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)	Title Endorsement and Wire Transfer fees in Section C payee is listed on WLSP and therefore should be in Section B.	06/09/2016: Please see the LOE and FedEx label06/07/2016: Please see the attached CD 06/06/2016: Please see the attached Rebuttal for the outstanding suspense 05/24/2016: Please see the revised CD
06/09/2016: Audit review of revised CD, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a Fitch 'B'. Condition cleared.06/07/2016: Audit review of revised CD reflects principle interest under "Payoffs and Payments" section on page 3. However, missing Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification. Condition remains.06/06/2016: Audit consulted with Compliance, and has determined that the condition stands. The Section H fee for Principle Reduction in the amount of $X,XXX.XX should be moved to the "Payoffs and Payments" section on page 3.  Provide revised CD, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification.  Condition remains.05/24/2016: Audit review of revised CD reflects Sections C fees moved to Section B. However, the Section H fee for Principle Reduction in the amount of $X,XXX.XX should be moved to the "Payoffs and Payments" section on page 3.  Provide revised CD, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification.  Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.75%.; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 746.; Reserves are higher than guideline minimum 16 months compared to 9.

300228816	59e972c5-59c8-4e0c-b0a0-217ee7f7a1a3	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error
The final Closing Disclosure Contact Information section is incomplete.  The Email or Phone number of the Lender is missing, the Name, Address, NC License ID, Contact, Contact NC License ID, Email and Phone Number of the Borrowers and Sellers' Real Estate Brokers as missing.
12/01/2016: uploaded CD under Trailing Docs for multiple suspense items
12/01/2016: Audit review of revised CD includes all contact information required for the Lender, Broker, Real Estate Agents and Settlement Agent. Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated a 'B'. Condition cleared.

 DTI is lower than guideline maximum UW guides require DTI of 43%, loan qualified with DTI of 25.68%.; FICO is higher than guideline minimum UW guides require FICO of 720, loan qualified with FICO of 784.; Reserves are higher than guideline minimum UW guides require 6 months reserves, loan qualified with 23.2 months reserves.

300228816	7093c722-b9b0-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in file.	11/29/2016: CDA	11/29/2016: A CDA report reflecting a value $682,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW guides require DTI of 43%, loan qualified with DTI of 25.68%.; FICO is higher than guideline minimum UW guides require FICO of 720, loan qualified with FICO of 784.; Reserves are higher than guideline minimum UW guides require 6 months reserves, loan qualified with 23.2 months reserves.

300228816	504c0ebb-099d-4f3f-9e13-97628ee1beb4	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Finance Charge under disclosed (Exceeds $100 variance/threshold) for Purchase Transactions
The final Closing Disclosure dated XX/XX/XXXX reflects the Finance Charge as $X.X vs. actual Finance Charge of $X.X An under disclosure of $X.X which exceeds the x allowable tolerance for Purchase Transactions.
															12/01/2016: Uploaded Trailing Document. Funding History showing Credit for Interest Rate Chosen.	12/01/2016: Audit reviewed Funding documentation, and has determined that the lender credit is applied to the APR fee for a rate credit. Finance Charge is not under disclosed, Condition cleared.
 DTI is lower than guideline maximum UW guides require DTI of 43%, loan qualified with DTI of 25.68%.; FICO is higher than guideline minimum UW guides require FICO of 720, loan qualified with FICO of 784.; Reserves are higher than guideline minimum UW guides require 6 months reserves, loan qualified with 23.2 months reserves.

300228816	cf8436f1-d5b0-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure for the lender and broker. If the lender and broker are not affiliated with any other businesses, please provide an attestation stating such.
12/01/2016: It is not necessary to attest that a lender or broker are not affiliated with any other businesses. If an Affiliated Business Disclosure was required it would have been included with the images uploaded.

12/01/2016: Audit reviewed the Lender Rebuttal, and has determined that although the broker does not have affiliated businesses, in order to complete diligence review, the lender/broker would need to provide an attestation to evidence the Affiliated Business Disclosure was not missing.  Loan will be rated a B for all agencies since attestation was not provided.

 DTI is lower than guideline maximum UW guides require DTI of 43%, loan qualified with DTI of 25.68%.; FICO is higher than guideline minimum UW guides require FICO of 720, loan qualified with FICO of 784.; Reserves are higher than guideline minimum UW guides require 6 months reserves, loan qualified with 23.2 months reserves.

300228816	cceceb40-5f9e-47f6-bbdf-7d2c2019155b	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Amount Financed over disclosed (Exceeds $100 variance/threshold) for Purchase Transactions
The Amount Financed is over disclosed and exceeds allowable $XX.XX Variance/threshold for Purchase Transactions. The final Closing Disclosure  reflects an Amount Financed of $XX.XX vs. actual $XX.XX, an over disclosure of $XX.XX

12/01/2016: Uploaded Trailing Document. Funding History showing Credit for Interest Rate Chosen.11/29/2016: lender included the $X,XXX.XX Lender credit as an APR fee as this not a general lender credit, it is connected to the rate. It is the borrower credit for interest rate chosen. Page X Section J of the XX/XX/XXXX Closing Disclosure.

12/01/2016: Audit reviewed Funding documentation, and has determined that the lender credit is applied to the APR fee for a rate credit. Amount Financed is not longer over disclosed, Condition cleared. 11/29/2016: Audit reviewed the Lender Rebuttal, and has determined that a breakdown of the compensation is required to apply the credit correctly. Evidence of the credit breakdown, as it applies to the interest rate, is required to be documented within the loan file for future audits. Condition remains.

 DTI is lower than guideline maximum UW guides require DTI of 43%, loan qualified with DTI of 25.68%.; FICO is higher than guideline minimum UW guides require FICO of 720, loan qualified with FICO of 784.; Reserves are higher than guideline minimum UW guides require 6 months reserves, loan qualified with 23.2 months reserves.

300228816	4f9a7672-ca3f-40ee-9ccd-9391442a1a66	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	HUD Homeownership Counseling Disclosure not provided within 3 days of application	The HUD Homeownership Organization Counseling Disclosure is missing from the file.
11/29/2016: Lender uses the Initial AU Submission date as the initial application date. For this loan the application date was XX/XX/XXXX The XX/XX/XXXX date triggers the initial disclosures to be printed and mailed. The Homeownership Counseling Letter was mailed to the borrowers on XX/XX/XXXX (date on top of the Acknowledgment of Initial Disclosure Package).

11/29/2016: Audit review of evidence for the HUD Homeownership Organization Counseling Disclosure submitted is within three days of application date. Documentation submitted is deemed acceptable, condition cleared.

 DTI is lower than guideline maximum UW guides require DTI of 43%, loan qualified with DTI of 25.68%.; FICO is higher than guideline minimum UW guides require FICO of 720, loan qualified with FICO of 784.; Reserves are higher than guideline minimum UW guides require 6 months reserves, loan qualified with 23.2 months reserves.

300228816	2b53063c-b9b0-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE dated XX/XX/XXXX is missing the lender's e-mail or phone number under the section, Additional Information About This Loan.		11/22/2016: This finding is non material. Loan will be graded a B for all agencies.
 DTI is lower than guideline maximum UW guides require DTI of 43%, loan qualified with DTI of 25.68%.; FICO is higher than guideline minimum UW guides require FICO of 720, loan qualified with FICO of 784.; Reserves are higher than guideline minimum UW guides require 6 months reserves, loan qualified with 23.2 months reserves.

300228816	a48ee513-58fa-4aac-8cbc-d3c2242965aa	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	APR on CD at closing is inaccurate (C.D. APR < 0.125 variance to calculated result – Under disclosed)	Missing evidence of APR re-disclosure. The final Closing Disclosure reflects an APR of X.X. The Actual APR of X.X, which is a difference of X.Xand Exceeds allowable tolerance of X.X	12/01/2016: Uploaded Trailing Document. Funding History showing Credit for Interest Rate Chosen.
12/01/2016: Audit reviewed Funding documentation, and has determined that the lender credit is applied to the APR fee for a rate credit. CD APR is X.XXX% vs X.XXX% Actual APR with a difference of X.XXXX%. Condition cleared.

 DTI is lower than guideline maximum UW guides require DTI of 43%, loan qualified with DTI of 25.68%.; FICO is higher than guideline minimum UW guides require FICO of 720, loan qualified with FICO of 784.; Reserves are higher than guideline minimum UW guides require 6 months reserves, loan qualified with 23.2 months reserves.

300228816	4ac19604-3bb0-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Third Party Fraud Tool (Report)
The file is missing a third party fraud report. Guidelines require an industry standard fraud report be provided with the closed loan file along with any supporting document based on fraud report findings. Additional conditions may apply.
															11/29/2016: Fraud Report	11/29/2016: Audit reviewed Fraud tool provided prior to the Note date. Audit reviewed and all red flags are cleared. Condition cleared.
 DTI is lower than guideline maximum UW guides require DTI of 43%, loan qualified with DTI of 25.68%.; FICO is higher than guideline minimum UW guides require FICO of 720, loan qualified with FICO of 784.; Reserves are higher than guideline minimum UW guides require 6 months reserves, loan qualified with 23.2 months reserves.

300228816	83f8cfbb-d8b0-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Credit Report Fee in section B of the Closing Disclosure reflects "reimburse" and does not reflect the name of the service provider.	12/01/2016: uploaded CD under Trailing Docs for multiple suspense items on XX/XX/XXXX
12/01/2016: Audit review of revised CD includes payee to all fees in Sections B, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated a Fitch 'B'.  Condition cleared.

 DTI is lower than guideline maximum UW guides require DTI of 43%, loan qualified with DTI of 25.68%.; FICO is higher than guideline minimum UW guides require FICO of 720, loan qualified with FICO of 784.; Reserves are higher than guideline minimum UW guides require 6 months reserves, loan qualified with 23.2 months reserves.

300230922	9e97946f-4129-4647-a006-38d88bfe35a3	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Please provide Lender Affiliated Business Disclosure signed by both Borrowers and dated within x days of the initial application date; or verification that the Broker does not have any affiliates.
12/09/2016: It is not necessary to provide verification that a lender or broker are not affiliated with any other businesses. If an Affiliated Business Disclosure was required it would have been included with the images uploaded.

01/06/2017: Audit acknowledges that the Lender is unable to produce said document, and loan will be rated a B.12/09/2016: Audit reviewed the Lender Rebuttal, and has determined that an attestation statement regarding "no Affiliated Businesses" for both Lender and Broker is required to obtain an A grade. Condition remains.

300230922	959b4aa7-6798-4675-8321-76636fe75336	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Finance Charge under disclosed (Exceeds $100 variance/threshold) for Purchase Transactions
The final Closing Disclosure dated XX/XX/XXXX reflects the Finance Charge as $X.X vs. actual Finance Charge of $X.X An under disclosure of X.X which exceeds the X.X allowable tolerance for Purchase Transactions.
															12/09/2016: provide breakdowns	12/09/2016: Audit re-analyzed all fees, and has determined that no under disclosure was found. Loan passes Finance Charges. Condition rescinded.
300230922	83fd9a58-22bb-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.	12/13/20165: CDA12/09/2016: The CDA starts on page 230 of the single PDF that was uploaded for Due Diligence review.
12/13/216: A CDA report reflecting a value $825,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.12/12/2016:  The CDA in the original loan file shows the Client/Intended User as the Lender and a CDA with the Investor as the Client/Intended User needs to be provided.  12/09/2016: Audit reviewed Lender Rebuttal, a CDA is required to be provided by the Investor with Client name as the investor. Condition remains.

300230922	21b36ac6-d1bb-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Broker Affiliated Business Disclosure not provided within 3 business days of application date.	Please provide Broker Affiliated Business Disclosure signed by both Borrowers and dated within 3 days of the initial application date; or verification that the Broker does not have any affiliates.
12/09/2016: It is not necessary to provide verification that a lender or broker are not affiliated with any other businesses. If an Affiliated Business Disclosure was required it would have been included with the images uploaded.

01/06/2017: Audit acknowledges that the Lender is unable to produce said document, and loan will be rated a B.12/09/2016: Audit reviewed the Lender Rebuttal, and has determined that an attestation statement regarding "no Affiliated Businesses" for both Lender and Broker is required to obtain an A grade. Condition remains.

300230922	06ce6d0b-6ce3-4d5c-aada-3c2ac84af60d	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Amount Financed over disclosed (Exceeds $100 variance/threshold) for Purchase Transactions
The Amount Financed is over disclosed and exceeds allowable $100 variance/threshold for Purchase Transactions. The Closing Disclosure dated XX/XX/XXXX  reflects an Amount Financed of XX.XX vs. actual XX.XX, an over disclosure of (XX.XX).

12/09/2016: Please review lender's calculation breakdown. If our calculation does not remedy the suspense item please provide the calculation breakdown that Opus used. Calculated Amount Financed: $XXX,XXX.XX ($XXX,XXX.XX - $ XXX,XXX.XX) Finance charges: / Loan Origination Fee: $ X,XXX / Processing Fee: $ XXX.XXX / Underwriting Fee: $XXX.XX / Attorney Closing Coordination Fee: $ XXX.XX / Attorney Doc Prep Fee: $ XXX.XX/ Flood Certification Fee: $ X.XX / Settlement or Closing Fee: $ XXX.XX / Prepaid Interest: $ X,XXX.XX/ Total Fees = $ XXX,XXX.XX The following information was used to determine the actual finance charge: Sum of payments minus the financed amount equals the calculated finance charge $X,XXX,XXX.XX - $XXX,XXX.XX = $XXX,XXX.XX/ Disclosed Finance Charge: $XXX,XXX.XX / (Under-disclosed by $X.XX, which is within the $XXX allowable tolerance)
12/09/2016: Audit re-analyzed all fees, and has determined that no under disclosure was found. Loan passes Amount Financed. Condition rescinded.
300233676	4da466c0-7ebd-e611-9869-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Rate Lock Agreement	The Rate Lock Agreement is missing from the loan file.	12/16/2016: Rate Lock Registration	12/16/2016: Audit reviewed evidence of Rate Lock Agreement, and has determined that documentation submitted is deemed acceptable. Condition cleared.
300233676	5cc317bf-d5bb-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.	12/13/2016: CDA	12/13/2016: A CDA report reflecting a value $1,080,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
300233677	bf465203-bedc-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	The CDA report was not provided in the file.		1/19/2017: CDA provided reflecting reconciled value of $930,000 at 0% variance is deemed acceptable. Condition cleared.			FICO is higher than guideline minimum UW guides required a FICO of 680, loan qualified with a FICO of 717.; Years in Primary Residence 2 years in primary residence.; Years on Job 9 years on job.
300233677	b5e588ae-dbdc-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Changed Circumstance form	LE dated XX/XX/XXXX and XX/XX/XXXX do not reflect the increase in the discount fee.	01/30/2017: Corrected Change of Circumstance for description is attached.01/26/2017: The 2 Change of Circumstances are attached
01/30/2017: Audit reviewed the COC's with Net Discount/Premium Basis Points, and has determined that the documentation submitted is deemed acceptable. Condition cleared.  01/26/2017: Audit reviewed the COC's that reflect "lock extension", and has determined that a rate lock confirmation or lock extension with pricing is required to verify. Condition remains.
FICO is higher than guideline minimum UW guides required a FICO of 680, loan qualified with a FICO of 717.; Years in Primary Residence 2 years in primary residence.; Years on Job 9 years on job.
300233677	ff41a315-89dd-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Documentation	Missing evidence home equity line of credit is closed.	01/26/2017: Attached is documentation per the evidence home equity line of credit closed	01/26/2017: Audit reviewed the recorded lien release for the HELOC, and has determined that the documentation submitted serves as evidence that the account was closed and released. Condition cleared.			FICO is higher than guideline minimum UW guides required a FICO of 680, loan qualified with a FICO of 717.; Years in Primary Residence 2 years in primary residence.; Years on Job 9 years on job.
300233677	acdc376a-e8dc-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	The Final CD under the "Contact Information" is missing the email and phone number for the Lender.	01/26/2017: The corrected CD's for both borrowers are attached.
01/26/2017: Audit review of revised CD includes all contact information required for the Lender, Broker, Real Estate Agents and Settlement Agent. Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated a 'B'.
FICO is higher than guideline minimum UW guides required a FICO of 680, loan qualified with a FICO of 717.; Years in Primary Residence 2 years in primary residence.; Years on Job 9 years on job.
300233677	d68e48fb-68c6-4afb-b9d0-c3221012a723	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	The Affiliated Business Disclosure is not provided.		01/30/2017: Audit acknowledges that the Lender is unable to produce said document, and loan will be rated a B.			FICO is higher than guideline minimum UW guides required a FICO of 680, loan qualified with a FICO of 717.; Years in Primary Residence 2 years in primary residence.; Years on Job 9 years on job.
300233677	c5e9356a-dedc-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Rate Lock Agreement	The Rate Lock Agreement is not provided.	01/24/2017: Rate Lock date on Registration Confirmation page is attached.	01/24/2017: Audit reviewed the print screen evidence for Rate Lock, and has determined that the documentation submitted is deemed acceptable. Condition cleared.			FICO is higher than guideline minimum UW guides required a FICO of 680, loan qualified with a FICO of 717.; Years in Primary Residence 2 years in primary residence.; Years on Job 9 years on job.
300233677	5c4bfa70-eadc-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	LE's provided in the Estimated Taxes, Insurance & Assessment in the "other" is checked but no description was provided.	01/26/2017: The LE's that are missing the description of "Other" can not be fixed. The description is accurate on the CD's for HOA Dues.	01/26/2017: Audit review of missing description for "Other" under the Estimated Taxes, Insurance & Assessment section on the LE was corrected on final CD and is a non-material grade B.			FICO is higher than guideline minimum UW guides required a FICO of 680, loan qualified with a FICO of 717.; Years in Primary Residence 2 years in primary residence.; Years on Job 9 years on job.
300233675	eb98b989-5559-4d23-b6bb-e956a1fe1fef	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Special Information Booklet / Home Loan Toolkit	Special Information Booklet not provided in file.	12/15/2016: Please see attached rebuttal.
12/15/2016: Audit reviewed the Special Information Booklet dated XX/XX/XXXX, and initial Application (p20) with all pertinent information required dated XX/XX/XXXX. Condition cleared. 12/12/2016:  Received evidence the Special Information Booklet/Home Loan Toolkit was provided XX/XX/XXXX.  Per the initial 1003, the application date is XX/XX/XXXX.  Disclosure is not within 3 days of application date.  Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.21%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 751; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 234.60 months reserves

300233675	b040e714-611c-4d98-9653-f48856e48dc4	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Finance Charge under disclosed (Exceeds $100 variance/threshold) for Purchase Transactions
The final Closing Disclosure reflects the Finance Charge as $XX.XX vs. actual Finance Charge of $XX.XX An under disclosure of $XX.XX which exceeds the $XX.XX  allowable tolerance for Purchase Transactions.
02/13/2017: Itemization12/29/2016: Please provide an update on this outstanding issue. The last Buyer's comment was on XX/XX/XXXX and was that the issue was being referred to the Compliance Dept.
02/14/2017: Audit consulted with Compliance, and has determined that the calculation print screen submitted is deemed acceptable. The credit was applied to the prepaid finance charges. Finance Charges are within tolerance, no violation. Condition cleared.   02/13/2017: Pending Compliance Review.01/24/2017: Re-review of fees and other loan cited does not cure finance charge issue.  The other loan has an origination fee credit. Subject loan adjustment only reflects an escrow credit.  Condition remains.  12/29/2016: Audit consulted with Compliance, and has determined that the Lender did not specifically attributes a credit to a SPECIFIC finance charge. Therefore as a "lump sum" credit, it is allocate to non-finance charges and then apply towards prepaid finance charges. A general lender credit is applied to offset APR charges IF we have an ITEMIZATION from the lender showing the specific APR fees the lender credit is paying for -OR-the Lender Credit is sufficient enough to cover all non-APR fees first with then the remaining amount can be applied to APR charges. Condition remains.  12/29/2016:  Re-visiting with Compliance12/12/2016:  Referred to Compliance Department

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.21%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 751; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 234.60 months reserves

300233675	f138b33d-2d7d-4bc1-a820-fbb0886fd0b1	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Amount Financed over disclosed (Exceeds $100 variance/threshold) for Purchase Transactions
The Amount Financed is over disclosed and exceeds allowable $XX.XX Variance/threshold for Purchase Transactions. The final Closing Disclosure reflects an Amount Financed of $XX.XX vs. actual $XX.XX, an over disclosure of $XX.XX
12/12/2016: Amount financed is over disclosed. Loan will be rate a B.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.21%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 751; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 234.60 months reserves

300233675	48a5ce5e-c581-450d-8130-4d233aee7aa1	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as x.x a month vs. the calculated value of $XX.XX a month. The lender used the incorrect amount of $XX.XX for the  taxes/hazard insurance vs. the actual amount of $XX.XX
12/12/2016: Audit reviewed Closing Disclosure. The difference of $XX.XXis the HOA dues. No violation. Condition rescinded.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.21%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 751; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 234.60 months reserves

300233675	1614a9df-26bd-e611-9869-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in file.	01/05/2017: CDA12/13/2016: CDA
01/05/2017: A CDA report reflecting a value $780,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.12/13/2016: The CDA report provided reflects an incorrect address spelling, the address on CDA does not reflect Note address. Condition remains.12/12/2016:  The CDA provided in the original loan file reflects the Lender as Client/Intended User.  A CDA reflecting the Investor as Client/Intended User is required.  Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.21%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 751; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 234.60 months reserves

300233675	96a658f1-cb94-4fcc-ac68-69a6d25940ff	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Affiliated Business Disclosure not provided in file.
01/06/2017: Audit acknowledges that the Lender is unable to produce said document, and loan will be rated a B.12/12/2016:  If the lender and broker are not affiliated with any other businesses, please provide an attestation, at origination, stating such. Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.21%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 751; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 234.60 months reserves

300233675	bbe58fbc-4e80-4da4-879c-8fe1753fbdbf	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The State License ID, Contact, Contact NMLS ID, Email and Phone of the Lender Contact is missing.
12/13/2016: Please provide with the exact part of Reg Z that indicates how these changes to the Closing Disclosure are supposed to be disclosed. It would be very helpful. We cannot locate where regulations state that an explanation of the changes to the CD are required to be included in a cover letter.

12/13/2016: Audit review of the Final CD includes all contact information required for the Lender, Broker, Real Estate Agents and Settlement Agent. Condition cleared.  12/12/2016:  Cleared in error.  The explanation letter does not specify the reason for the changes. (adding Lender phone number & email address)  Condition remains.12/12/206:  Received revised CD.  When a loan is brokered, the lender is not required to list a contact person or their NMLS.  Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.21%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 751; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 234.60 months reserves

300233675	ce363d24-25bd-e611-9869-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Missing Evidence of Taxes and Insurance	Missing Evidence of Taxes and Insurance for 2nd rental listed on Schedule of Real Estate Owned of final application.		12/12/2016: Audit reviewed the mortgage statement provided in the original loan file. The statement reflects escrow for taxes and insurance. Condition rescinded.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.21%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 751; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 234.60 months reserves

300251326	e55ff0fb-f6c6-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.	12/29/2016: CDA	12/29/2016: A CDA report reflecting a value $705,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 21.76%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 74.90 months reserves; Years in Field Borrower has 15 years in Field

300251326	01e60400-9bc7-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE is missing the lender's e-mail or phone number under the section, Additional Information About This Loan.		12/21/2016: This finding is not material. Loan will be graded a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 21.76%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 74.90 months reserves; Years in Field Borrower has 15 years in Field

300251326	9384ee9e-9b6b-4ba0-a55a-5d7014fca4b4	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure. If the lender is not affiliated with any other businesses, please provide an attestation stating such.		01/06/2017: Audit acknowledges that the Lender is unable to produce said document, and loan will be rated a B.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 21.76%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 74.90 months reserves; Years in Field Borrower has 15 years in Field

300251326	9d413d2d-fb0f-4c15-bbd3-074591e8cae0	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Credit Report Fee and Flood Cert in section B of the final Closing Disclosure reflects “Reimbursement” to the broker. The payee should be reflected and "reimbursement should be removed.
12/29/2016: Regulation requires the listing of the Payee for these types of services, but regulation does not prevent / limit additional verbiage from being listed. "Reimbursement" is used to properly show that the broker is being reimbursed for a fee that the broker had previously paid.
12/29/2016: Audit concurs with the Lender Rebuttal, and has determined that the pass-through and eventual payee for the fee was listed on final CD. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 21.76%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 74.90 months reserves; Years in Field Borrower has 15 years in Field

300251326	f60bfc2b-9dc7-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Documentation	Executed Home Equity Line of Credit (HELOC) closure letter reflecting HELOC was frozen and closed was not provided in the file.		01/16/2017: Received executed authorization to close equity line. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 21.76%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 74.90 months reserves; Years in Field Borrower has 15 years in Field

300251326	82a1ad34-ec7c-443d-a7f6-17232f635104	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Incorrect rescission model – Same lender refinance requires form H-9	Incorrect rescission model - Same lender refinance requires form X.	12/29/2016: Although form H-9 may be the better form to use, Reg Z allows for the use of a "substantially similar notice". The H-8 form is "substantially similar" and meets the requirements of Reg Z.
12/29/2016: Audit consulted with Compliance, and has determined that the use of the H8 and the H9 safe harbor rescission forms are intended for specific loan conditions; H8 for new loan with new lender or refinance with new lender, and H9 for existing lender when the new loan is an increase from the amount of the old loan (termed cash-out). A refinancing of an existing loan without the advance of new money does not include a right to cancel requirement. Based on the “same lender rate-term refinance designation”, lender was not required to provide a right to cancel for the new transaction, and while having provided the H8 form where none was required is not a Best Practice, the regulatory error in our review has been cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 21.76%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 74.90 months reserves; Years in Field Borrower has 15 years in Field

300251326	b66fbf35-9dc7-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing asset documentation
Documentation of terms of withdrawal confirming the borrower has unrestricted access to the account balance was not provided in the file for the borrower's retirement account as required per lender's guidelines.
															01/19/2017: Please see the attached Profit Sharing/401(k) Plan Adoption Agreement	01/19/2017: Audit reviewed 401K terms of withdrawal, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 21.76%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 74.90 months reserves; Years in Field Borrower has 15 years in Field

300251326	b66bd2ef-f703-494a-8734-4ee41b3c95bf	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Incorrect disclosure of Origination Charges - Section A	The Loan Origination Fee in section A of the final Closing Disclosure is missing the name of the payee.
12/29/2016: The regulation does not require a payee for any items in Section A other than compensation paid to a third party loan originator. The loan discount points are being paid to Lender who is the creditor. 1026.38(f)(1) indicates: “Under the subheading “Origination Charges,” and in the applicable columns as described in paragraph (f) of this section, an itemization of each amount paid for charges described in §1026.37(f)(1), the amount of compensation paid by the creditor to a third-party loan originator along with the name of the loan originator ultimately receiving the payment, and the total of all such itemized amounts that are designated borrower-paid at or before closing.” Sample forms provided by the CFPB also do not show a payee for the loan discount points. Please ask investor for documentation that providing a payee for discount points is a regulatory requirement.
12/29/2016: Audit concurs with the Lender Rebuttal, condition rescinded.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 21.76%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 74.90 months reserves; Years in Field Borrower has 15 years in Field

300238109	50470727-04e7-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(w)	CB	B	B	Credit	Ineligible Transaction	Investor overlays do not allow Texas 50 (a) (6) transactions.		02/27/2017: Audit acknowledges the client approved exception. Loan will be rated a B.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.33%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 770; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 78.3 months reserves

300238109	409cf2c1-f0e6-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in file.		01/31/2017: A CDA report reflecting a value $975,000 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.33%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 770; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 78.3 months reserves

300238109	1434e3e7-96ff-45e0-8e17-bcf49ac72eb4	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure. If the lender is not affiliated with any other businesses, please provide an attestation stating such.	02/10/2017: Please see the attached Affiliated Business Arrangement Certification for Lender
02/13/2017: Audit re-analyzed ABD, and has determined that the attestation submitted was for the Lender. The documentation submitted is deemed acceptable. Condition cleared.  02/10/2017: Audit reviewed Affiliated Business Disclosure attestation for the Broker, and has determined that the documentation submitted is deemed acceptable. However, missing the LENDER Affiliated Business Disclosure or attestation. Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.33%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 770; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 78.3 months reserves

300247478	979547c4-24c2-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Rate Lock Agreement	The file did not contain a document reflecting when the rate was locked. Additional conditions may apply.
01/10/2017: When a broker registers a loan with lender a Loan Estimate(LE) is generated that day, regardless if the rate is locked or floating. During the initial registration if they have decided to lock the rate it will be reflected with the “yes” box marked in the rate lock section of the LE. So if the Initial LE is locked, the issue date on that LE would be the lock date. 3380482- initial LE is locked and issued on XX/XX/XXXX. The lock date is XX/XX/XXXThe Locked LE dated 10/27 indicates when the rate was locked

01/24/2017: Received Loan Registration confirmation, which confirms rate locked through XX/XX/XXXX.  Condition cleared. 01/13/2017: Audit reviewed the Lender Rebuttal, and has determined that the LE cannot be use as the rate lock confirmation.  Provide a screen print so as to verify that the LE was given in time of the rate being locked. Condition remains. 01/10/2017: Audit reviewed the Lender Rebuttal, and has determined that the LE cannot be use as the rate lock confirmation.  Provide a screen print so as to verify that the LE was given in time of the rate being locked. Condition remains. 12/22/2016: Rate lock agreement is required for compliance testing.  Condition remains.

300247478	4b79b9d9-26c2-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE is missing the lender's e-mail or phone number under the section, Additional Information About This Loan.		12/15/16 Condition acknowledged. Loan will be graded a B.
300247478	68eea17b-20f0-4e84-b3eb-91bbda72598a	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure
The affiliated business disclosures are missing from the file. Please provide a signed affiliated business disclosures provided to the borrower within 3 days of the application date. Additional conditions may apply.
01/06/2017: Audit acknowledges that the Lender is unable to produce said document, and loan will be rated a B.
300247478	cda149ef-8384-4d0b-b4c8-0a81b1d0a155	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Amount Financed over disclosed (Exceeds $100 variance/threshold) for Purchase Transactions
The Amount Financed is over disclosed and exceeds allowable $XX.XX Variance/threshold for Purchase Transactions. The final Closing Disclosure in the file reflects an Amount Financed of $XX.XX vs. Actual $XX.XX , an over disclosure of $XX.XX Note and/or post close CD is missing from file. Additional conditions may apply.
02/13/2017: Itemization
02/14/2017: Audit consulted with Compliance, and has determined that the calculation print screen submitted is deemed acceptable. The credit was applied to the prepaid finance charges. Finance Charges are within tolerance, no violation. Condition cleared.02/13/2017: Pending Compliance Review.01/31/2017: An additional review by compliance of the Funding History document provided does not clearly indicate the general lender credit is related to the to the rate chosen. Documentation is required in the form of an itemization or a Final Settlement Statement that clearly identifies credit is due to the rate chosen. XX/XX/XXXX:  Lender provided evidence the Lender credit was for an APR fee.  Audit recalculated amount financed as $X,XXX,XXX.XX which matches Lender.  Condition cleared.

300247478	6b4ca582-26c2-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Changed Circumstance form
Missing corresponding COC for CD dated XX/XX/XXXX. The file is missing evidence of a valid change of circumstance since the one in the file does not provide a description of the changes. Additional conditions may apply.
12/28/2016: Please see attached explanation for missing COC for CD.
12/30/16: Lender provided the corrected COC dated XX/XX/XXXX to show the description, Addition of 1 month HOA dues based on updated information received from HOA. Condition cleared. 12/28/2016:  Lender provided an explanation stating that the COC is not required along with rule from 1026.19(e)3.  Whether the COC was required or not, is not the issue.  A COC dated XX/XX/XXXX was provided, and if provided, must reflect the reason for the change of circumstance.  Condition remains.

300247478	9f8b6165-a8c3-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report not provided in file.		12/16/2016: CDA provided reflecting a value of $1,734,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300247478	c12b961f-9b5d-49bc-9c21-354ae31fa905	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Total of Payments is not accurate	The final CD in the file reflected total of payments as $XX.XX The actual total of payments is $XX.XX an over-disclosure of $XX.XX		12/14/16: Non Material, observational finding, loan will be graded a B.
300247478	3f6f3a2e-3260-47a5-b37d-547d6334e63a	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Special Information Booklet / Home Loan Toolkit
Special information booklet/Home loan Toolkit not provided in file. Please provide documentary evidence, such as a screen print, a list of disclosures that are automatically generated by a document system showing the date of the package sent to the borrower. Additional conditions may apply.
															12/16/2016: Home loan Toolkit Remedy provided-Acknowledgment Initial Disclosure to the borrower documentation	12/16/2016: Audit review of Home loan Toolkit submitted is within three days of application date. Documentation submitted is deemed acceptable, condition cleared.
300247478	86f6497b-9265-49f4-b29e-575a448a7ec3	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Finance Charge under disclosed (Exceeds $100 variance/threshold) for Purchase Transactions
The final Closing Disclosure in the file reflects the Finance Charge as $XX.XX vs. actual Finance Charge of $XX.XX. An under disclosure of $XX.XX which exceeds the $XX.XX allowable tolerance for Purchase Transactions. Note and/or post close CD is missing from file. Additional conditions may apply.
02/13/2017: Itemization
02/14/2017: Audit consulted with Compliance, and has determined that the calculation print screen submitted is deemed acceptable. The credit was applied to the prepaid finance charges. Finance Charges are within tolerance, no violation. Condition cleared.02/13/2017: Pending Compliance Review An Additional review by compliance of the Funding History document provided does not clearly indicate the general lender credit is related to the to the rate chosen. Documentation is required in the form of an itemization or a Final Settlement Statement that clearly identifies credit is due to the rate chosen.12/22/2016:  Lender provided evidence the Lender credit was for an APR fee.  Audit recalculated finance charge as $XXX,XXX.XX Which is a difference of $X.XX Condition cleared.

300247478	15789fe7-36c2-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	General Compliance Exception
The Property Tax in section F is missing the taxing authorities or has an incorrect Payee and placement of fees. Property tax (1mo.) to HOA fee. The regulations that cover the disclosure of transfer tax $XX.XX(g)(1)) and property tax ($XX.XX(g)(2)) require a payee to be listed. Please provide a corrected CD, and LOE to the borrower. Additional conditions may apply.   Please provide a letter of explanation to the borrower, corrected CD, and evidence of delivery(if refund).
01/04/2017: updated CD's are attached.
01/04/2017:  Audit review of revised CD includes Section F property taxes listing the number of months paid and payee. Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated a 'B'. 12/22/2016:  Closing CD reflects 6 months property taxes of $6917.74 in Section F.  Post consummation CD does not have any property taxes in Section F.  It reflects $XXXX.XX in Section H as HOA dues.  Please provide revised CD with property taxes in the correct Section with the number of months & payee.  Condition remains.

300247478	e82f881e-73be-4cde-8157-3b214a49d3da	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Note	Note in file is not signed. Additional conditions may apply.	12/16/2016: Note- Uploaded the Note the wrong path in error.	12/16/2016: Audit reviewed executed Note, and has determined that documentation submitted is deemed acceptable. Condition cleared.
300247478	57eb3f18-f0b9-4ebb-a127-7a9b709b293e	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The Lender Email/Phone Number is missing. Please note that a letter of explanation to the borrower must also be issued.		12/22/2016: Received post consummation CD with Lender's email address and phone number. Condition cleared. Loan will be rated a B.
300247539	2a445b97-5de9-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		2/3/2017: CDA provided reflecting reconciled value of $3,900,000 at 0% variance is deemed acceptable. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 730; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; Credit report verifies 41 months payment history with no late payments reported; Years Self Employed Borrower has 22 years Self Employed

300247539	c26fa6b5-4aea-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure. If the lender is not affiliated with any other businesses, please provide an attestation stating such.		02/7/2017: Received attestation no affiliates. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 730; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; Credit report verifies 41 months payment history with no late payments reported; Years Self Employed Borrower has 22 years Self Employed

300255246	820a60a2-a8d2-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report is missing from the file.	01/09/2017: CDA	01/09/2017: A CDA report reflecting a value $1,200,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.90%.; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 800.; Years in Field 11 years in the field.

300255246	bedb9b93-91d2-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Hazard Insurance Shortfall	The effective date of the hazard insurance policy is after the disbursement date. Please provide evidence of insurance at the time of closing. Additional conditions may apply.	We confirmed when coverage began with the insurance company. That’s why the signature day is XX/XX/XXXX	01/12/2017: Received insurance certificate with an effective date that is 5 days prior to closing. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.90%.; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 800.; Years in Field 11 years in the field.

300255246	ac0b751c-2edb-4d2f-89f1-4eb262c52272	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Affiliated Business Disclosure not provided within 3 business days of application date.	Affiliated Business Disclosure provided greater than days after Application date. ABD is dated XX/XX/XXXX. Application date is XX/XX/XXXX		01/12/2017: Received attestation no affiliates. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.90%.; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 800.; Years in Field 11 years in the field.

300262762	b9f1bcd8-e4dc-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Rate Lock Agreement	The Rate Lock verification is missing from the file. Additional conditions may apply.	02/14/2017: see attached lender screen shot per Rate Lock Date02/07/2017: See attached LE per the Rate Lock Date
02/14/2017: Audit review of print screen evidence of the Rate Lock documentation submitted is deemed acceptable. Condition cleared.  02/07/2017: Audit reviewed the Lender Rebuttal, as well as the LE provided, and has determined that the LE is not an accurate representation of "when" the Rate was locked. Provide evidence of date that the Rate was locked via print screen or loan detail. Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.81%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 791; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 14.10 months reserves

300262762	e1e23fa2-e8dc-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(w)	CB	B	B	Credit	Ineligible Transaction	Investor overlays do not allow Texas 50 (a) (6) transactions.		02/27/2017: Audit acknowledges the client approved exception. Loan will be rated a B.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.81%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 791; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 14.10 months reserves

300262762	ee8a8225-c5dc-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing appraisal	The Appraisal Report is missing from the file.	01/20/2017: Appraisal Report	01/20/2017: Audit reviewed Appraisal, and has determined that the value reflects $XXX,XXXX.XX, as of XX/XX/XXXX, and is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.81%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 791; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 14.10 months reserves

300262762	b7f0b6bb-c2dc-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Credit Report Fee and Flood Certification Fee in section B of the Closing Disclosure reflects "reimburse" and does not reflect the name of the payee.		01/17/17: Cured Post Close. Loan will be graded a B.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.81%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 791; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 14.10 months reserves

300262762	86f46032-c5dc-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	The Affiliated Business Disclosure is missing from the file.	02/13/2017: see attached Affiliated Business Agreement for Broker02/07/2017: Need Clarification-Missing Affiliated Business Disclosure is needed for the borrower, lender, or both
02/13/2017: Audit reviewed ABD attestation for the Broker, and has determined that the documentation submitted is deemed acceptable. Lender and Broker attestations were provided. Condition cleared.02/07/2017: Audit reviewed ABD attestation for the Lender, and has determined that the documentation submitted is deemed acceptable. However, missing the Broker ABD or attestation. 02/07/2017: Audit reviewed the Lender Rebuttal, and has determined that said document is required for BOTH the Lender and the Broker. Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.81%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 791; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 14.10 months reserves

300262762	1f6bcfc0-c1dc-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in file.		01/17/2017: A CDA report was provided on 12/15/2016 with a value of $875,000.00 and 0.00% variance from the $875,000.00 value. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.81%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 791; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 14.10 months reserves

300295943	e1746f4d-01d8-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Missing Documentation	Lender did not provide an ATR/QM status determination supporting Pass status for QM Safe Harbor qualification.	QM Fee Review documentation is located on pg. XXXX of the loan file	01/13/2017: Audit reviewed and no violation. Condition rescinded.
300295943	07399e78-4a4b-4062-8dbd-8500ffbba8f9	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $XX.XX a month vs. the calculated value of $XX.XX a month.  The lender used the incorrect amount of $XX.XX for hazard insurance vs. the actual amount of $XX.XX and the incorrect amount of $XX.XX for property taxes vs. the actual amount of $XX.XX.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.
01/20/2017: We are unable to determine how you arrived at the actual tax amount of X,XXX.XX. Please explain how this number was reached.
01/20/2017: Audit re-analyzed the Estimated Taxes, Insurance and Assessments, and has determined that the monthly tax amount was pulled from the lender's 1008 and Underwriting Analysis Report. However, the Preliminary Title and Tax Bill reflect a semi-annual amount of $XXXXX.XX x X/X equals $XXX.XX per month. The Estimated Taxes, Insurance and Assessments on CD are $X,XXX.XX vs. $X,XXX.XX calculated value with a difference of $X.XX.  The difference is a non-material grade B.

300295943	12b81ce8-00d8-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	File is missing the Broker Affiliated Business Disclosure. If the broker is not affiliated with any other businesses, please provide an attestation stating such.		02/07/2017: Audit received the broker affiliated business attestation. Condition cleared.02/07/2017: Audit acknowledges that the Lender is unable to produce said document, and loan will be rated a B.
300295943	d5fba3d7-5dd7-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE dated XX/XX/XXXX is missing the lender's e-mail and phone number under the section: Additional Information About This Loan.		1/11/2017: This finding is not material. Loan will be graded a B for all agencies
300295943	d3b50741-5ad7-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		01/13/2017: CDA provided reflecting a value of $1,123,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300295943	3992e683-3736-443d-bb87-52fbb4b86f05	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure. If the lender is not affiliated with any other businesses an attestation is required stating as such.	02/07/2017: see Attached Affiliated Business Disclosure	02/07/2017: Audit review of lender attestation statement regarding "no Affiliated Businesses" is deemed acceptable, condition cleared.
300295943	6e18a410-6c23-44cc-af60-25cfa23348c2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Credit Report Fee and Flood Cert in section B of the final Closing Disclosure reflect "reimbursement" to the broker.  "Reimbursement" must be removed and only the name of the actual payee must be reflected.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.

Rebuttal-Regulation requires the listing of the Payee for these types of services, but regulation does not prevent/ limit additional verbiage from being listed. "Reimbursement" is used to properly show that the broker is being reimbursed for a fee that the broker had previously paid.

01/17/2017: : Audit concurs with the Lender Rebuttal, and has determined that the pass-through and eventual payee for the fee was listed on final CD. Condition cleared.01/13/2017:  Audit reviewed Lender's rebuttal and disagrees.  The entity that provided the service is required to be listed as a payee.  It may say Broker FBO Service Provider.  Condition remains.

300295943	9be3ee17-01d8-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Rate Lock Agreement	Rate Lock Agreement was not provided in the file.	01/20/2017: lender screen shot showing "Rate Lock Date"	01/20/2017: Audit reviewed Lender "loan registration confirmation", and has determined that the documentation submitted is deemed acceptable. Condition cleared.
300290730	2314f6e7-3b49-430d-8115-141d76b9dfb2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)
Missing evidence of borrower receipt of Initial Closing Disclosure x business days prior to consummation.  When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met.

01/23/17: Please reference the uploaded file: Borrower CD starting on page 332 and Co-borrower CD starting on page323. The borrower and co-borrower e signed the CD's on XX/XX/XXXX There is no need to include the mail period since the CD's are signed 3 days prior to consummation.
01/24/17: Initial CD signed XX/XX/XXXX and final CD issued the following day. No change in APR, prepaid or loan program. 3 day waiting period is not required. Condition rescinded.
300290730	48e90695-11dd-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE is missing the lenders email and phone number under the section, Additional Information About This Loan.		01/17/2017: This is a non-material issue. The loan will be rated a B for all agencies.
300290730	1ba622c7-11dd-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Appraisal fee, Credit Report fee and Flood Cert fee in section B of the final Closing Disclosure reflect the payee as "reimburse" to the lender and does not list the actual service provider.  Please provide a LOE and confirmation of delivery to the borrowers.
01/26/2017: Received explanation letter and revised CD adding payees to Appraisal, Credit Report and Flood Cert. Condition cleared.
300290730	a41c2764-c83f-48dc-82a2-b400826838ad	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The Email or Phone number of the Lender is missing.		01/26/2017: Received revised CD adding the Lender's email address and phone number. Condition Cleared.
300290730	83e9ee03-00dd-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the file.		1/17/2017: A CDA report dated 12/22/2016 with a value of $765,000 with a 0% variance of the appraised value. Condition cleared.
300290730	8f2d2688-13f8-4b26-8e6d-52551554e7a0	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure for the Lender.	02/07/2017: Please see the Affiliated Business Arrangement attached.	02/07/2017: Audit review of lender attestation statement regarding "no Affiliated Businesses" is deemed acceptable, condition cleared.
300295949	c413982c-b3dc-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Rate Lock Agreement	A rate lock agreement was not provided in the file.		01/24/17: Lender provided evidence of the rate lock. Condition cleared.
300295949	e72fa6d3-d38d-4e29-97a9-7d529b020d68	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	An Affiliated Business disclosure was not provided in the file.	02/13/2017: see attached Affiliated Business Agreement for Broker02/07/2017: Need Clarification-Missing Affiliated Business Disclosure is needed for the borrower, lender, or both
02/13/2017:  Audit reviewed ABD attestation for the Broker, and has determined that the documentation submitted is deemed acceptable. Lender and Broker attestations were provided. Condition cleared.02/07/2017:  Received Lender's attestation.  Please provide Correspondent's Affiliated Business Disclosure or attestation.  Condition remains.02/07/2017: Audit reviewed the Lender Rebuttal, and has determined that the ABD is required for BOTH the Lender and the Broker. Condition remains.

300295949	65090242-b3dc-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the file.		01/18/2017: A CDA report dated 12/19/2016 with a value of $1,318,500 with 0% variance of the appraised value. Condition cleared.
300193489	01d29c1c-084d-e611-86f5-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Evidence of Taxes and Insurance	Loan file is missing evidence of taxes for the Borrowers' land property.		07/22/2016: Received evidence of property taxes. No changes to DTI. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.33%; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 278.50 months reserves; Years in Field Borrower has 20 years in the field.

300193489	0fe36971-b74a-e611-86f5-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure dated XX/XX/XXXX Contact Information section is incomplete. The NMLS License Number of the Settlement Agent is missing.		07/18/2016-Post Close CD dated XX/XX/XXXX is complete and provides the MN License of the Settlement Agent.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.33%; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 278.50 months reserves; Years in Field Borrower has 20 years in the field.

300193489	d90edfd3-074d-e611-86f5-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Evidence REO Property is Owned Free and Clear	Loan file is missing evidence the Borrowers' REO land property is owned free and clear.		07/22/2016: Received evidence property is free & clear. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.33%; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 278.50 months reserves; Years in Field Borrower has 20 years in the field.

300193489	e0c870d6-b74a-e611-86f5-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		07/19/2016: CDA provided reflecting reconciled value of $705,000 at 0% variance is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.33%; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 278.50 months reserves; Years in Field Borrower has 20 years in the field.

300302057	4b5a45d5-fac1-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the file.		12/23/2016: CDA provided reflecting reconciled value of $1,000,000 at 0% variance is deemed acceptable. Condition cleared
 DTI is lower than guideline maximum UW guides required a maximum DTI of 43%; Loan qualified with DTI of 39.17%; FICO is higher than guideline minimum UW guides required a FICO of 680; loan qualified with FICO of 746.; Years on Job Borrower has 15 years self employed.

300302057	d9193008-2258-4d9c-a242-a52a3253733d	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Initial Escrow Account Disclosure	The Initial Escrow Account Disclosure / Escrow Waiver was not provided in the file.	12/23/2016: IEAD	12/23/2016: Audit reviewed the Initial Escrow Account Disclosure, and has determined that the starting balance matches CD. Documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW guides required a maximum DTI of 43%; Loan qualified with DTI of 39.17%; FICO is higher than guideline minimum UW guides required a FICO of 680; loan qualified with FICO of 746.; Years on Job Borrower has 15 years self employed.

300302057	e814ac2d-b1c3-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The Final LE #X, Section E, line item X is reflecting Recording Fees and Other Taxes. The Other Taxes should have been listed separately.	12/23/2016: Rebuttal for LE
12/23/2016: Audit reviewed LE, and has determined that the "Recording fees and other taxes" fee for $XXX reflects on post closing CD correctly as "Recording fee - mortgage". Corrected on final CD. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'.

 DTI is lower than guideline maximum UW guides required a maximum DTI of 43%; Loan qualified with DTI of 39.17%; FICO is higher than guideline minimum UW guides required a FICO of 680; loan qualified with FICO of 746.; Years on Job Borrower has 15 years self employed.

300302057	2b131d55-fbc1-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	The payee for each item listed in Section X of the closing disclosure was not identified.	12/23/2016: Post CD with Payee Names
12/23/2016: Audit review of revised CD includes payee to all fees in Sections B and C, Section B title fees were moved to Section C, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'.  Condition cleared.

 DTI is lower than guideline maximum UW guides required a maximum DTI of 43%; Loan qualified with DTI of 39.17%; FICO is higher than guideline minimum UW guides required a FICO of 680; loan qualified with FICO of 746.; Years on Job Borrower has 15 years self employed.

300302056	fb3bfe50-7227-44f1-aafa-7ba461494f9a	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing seller’s Closing Disclosure	Missing seller's Closing Disclosure.		12/29/16: Lender provided a copy of the seller's CD. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.376%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 802; Reserves are higher than guideline minimum UW Guides require 9  months reserves, loan qualified with  802.60 months reserves

300302056	4d3cdad5-8553-4f4c-bc52-d59d6caebad9	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The license ID number of the Settlement Agent is missing.		Post Closing CD page XXX dated XX/XX/XXXX added the settlement agent license id #
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.376%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 802; Reserves are higher than guideline minimum UW Guides require 9  months reserves, loan qualified with  802.60 months reserves

300302056	9df70396-c3c3-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.		12/23/2016: CDA provided reflecting reconciled value of $790,000 at 0% variance is deemed acceptable. Condition cleared
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.376%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 802; Reserves are higher than guideline minimum UW Guides require 9  months reserves, loan qualified with  802.60 months reserves

300302056	fde0fbe8-b6c3-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Final 1003 is incomplete	The final x.x is missing the borrower's and co-borrower's occupation.		12/29/16: Lender provided the corrected page of final signed 1003. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.376%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 802; Reserves are higher than guideline minimum UW Guides require 9  months reserves, loan qualified with  802.60 months reserves

300302055	50d182a7-f0c2-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		12/23/2016: CDA provided reflecting reconciled value of $755,000 at 0% variance is deemed acceptable. Condition cleared
 DTI is lower than guideline maximum UW guides require a maximum DTI of 43%; loan qualified with a DTI of 37.88% ; FICO is higher than guideline minimum UW guides require a FICO of 680; Loan qualified with a FICO for 773.; Years Self Employed Borrower has been self employed for 8 years.

300302055	44a0acb3-f1c6-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Note	A copy of the fully executed Note is missing from the loan file.		12/28/16: Lender provided a copy of the signed note. Condition cleared.
 DTI is lower than guideline maximum UW guides require a maximum DTI of 43%; loan qualified with a DTI of 37.88% ; FICO is higher than guideline minimum UW guides require a FICO of 680; Loan qualified with a FICO for 773.; Years Self Employed Borrower has been self employed for 8 years.

300302054	f072e555-07c3-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.	12/27/2016: CDA	12/27/2016: A CDA report reflecting a value $1,300,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
 FICO is higher than guideline minimum 797 FICO > 700 Minimum required FICO by Lender ; No Mortgage Lates 0 x 30 x 29 > 0 x 30 x 24 month minimum Lender requirements. ; Years on Job Borrower employed > 6 years with same company

300302054	3787ca02-b5c7-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing asset documentation
Provide evidence of earnest money deposit(s), which includes gift funds and initial deposit.  The amount listed on the at closing CD are not supported by copies of wire transfers.  They only cancelled checks found in file was for the initial escrow deposit. Upon receipt and review, additional conditions may apply.
12/29/2016: Received evidence of wire transfers for initial EMD, borrower funds and gift funds. Sufficient cash to close and reserves verified. Condition cleared.
 FICO is higher than guideline minimum 797 FICO > 700 Minimum required FICO by Lender ; No Mortgage Lates 0 x 30 x 29 > 0 x 30 x 24 month minimum Lender requirements. ; Years on Job Borrower employed > 6 years with same company

300302054	d86a556b-b6c7-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Cash reserves are less than required	Required reserves could not be calculated, since the source of funds for earnest money deposits were not provided in file.		12/29/2016: Received evidence of wire transfers for initial EMD, borrower funds and gift funds. Sufficient cash to close and reserves verified. Condition cleared.
 FICO is higher than guideline minimum 797 FICO > 700 Minimum required FICO by Lender ; No Mortgage Lates 0 x 30 x 29 > 0 x 30 x 24 month minimum Lender requirements. ; Years on Job Borrower employed > 6 years with same company

300248423	e9b4ef60-77ab-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Missing the CDA report.		11/17/2016: CDA provided reflecting reconciled value of $1,450,000 at 0% variance is deemed acceptable. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 680 loan qualified with FICO of 779.; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 19  months reserves; Years on Job Borrower has 10 years on job

300248423	9f2a668d-20ac-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(w)	CB	B	B	Credit	Missing Condo Questionnaire	Missing Condo Questionnaire.	12/05/2016: common area documentation
12/16/2016:  Exception approved by Client.  Condition cleared.12/14/2016:  Received CC&R, forwarded to Client for review.12/7/2016: Client's review of the documentation submitted indicates reference to a HOA, therefore a condo questionnaire is required. Condition remains. 12/05/2016: Documentation submitted is pending review from client.12/02/2016: Audit consulted with the Client, and has determined that the agreement between the owners of the common area is required. Condition remains. 11/29/2016:  Pending exception from Client.

 FICO is higher than guideline minimum UW Guides require FICO of 680 loan qualified with FICO of 779.; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 19  months reserves; Years on Job Borrower has 10 years on job

300248423	89bd26d2-e196-46ef-9dbe-d3c7cadde86c	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.
12/01/2016:  Wholesale loan, disclosure not required.  Condition rescinded.11/29/2016:  Lender does not have affiliates.  Missing Affiliated Business Disclosure or attestation from Broker.  Condition remains.

 FICO is higher than guideline minimum UW Guides require FICO of 680 loan qualified with FICO of 779.; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 19  months reserves; Years on Job Borrower has 10 years on job

300248423	2b6085db-1fac-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Balance Sheet	Missing Balance sheet for the sole proprietorship reflected on Schedule C of the tax returns.	12/02/2016: Balance Sheet
12/02/2016:  Audit reviewed the Balance Sheet, as of XX/XX/XXXX, for Schedule C entity, and has determined that the documentation submitted is deemed acceptable. QM requirements have been met. Condition cleared.  11/29/2016:  Received Balance Sheet, however, it is not dated for the time period covered.  Condition remains.

 FICO is higher than guideline minimum UW Guides require FICO of 680 loan qualified with FICO of 779.; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 19  months reserves; Years on Job Borrower has 10 years on job

300248423	78b90019-9d00-4408-b9b1-4764d33c590a	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	HUD Homeownership Counseling Disclosure not provided within 3 days of application	HUD homeownership Counseling disclosure with correct subject property address not provided within x days of application date.		11/29/2016: Received evidence Borrower was provided with the HUD Homeownership Counseling Disclosure within 3 days of application date. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 680 loan qualified with FICO of 779.; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 19  months reserves; Years on Job Borrower has 10 years on job

300248423	252a7fb9-e42c-4ddd-b0ad-8eb0ef5be9ac	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Special Information Booklet not provided within 3 business days of application date.	Special Information Booklet reflecting correct subject property address not provided within x business days of application date.	12/02/2016: Special Information Booklet	12/02/2016: Audit review of Home Loan Toolkit Disclosure submitted is within three days of application date. Documentation submitted is deemed acceptable, condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 680 loan qualified with FICO of 779.; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 19  months reserves; Years on Job Borrower has 10 years on job

300248423	4830689f-22ac-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing borrower’s documented Intent to Proceed	Intend to proceed was not acknowledged by the borrower.	12/02/2016: Intend to proceed	12/02/2016: Audit reviewed "Notice of Intent to Proceed", documentation submitted was accepted by borrower dated xx/xx/xxxx and is deemed acceptable. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 680 loan qualified with FICO of 779.; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 19  months reserves; Years on Job Borrower has 10 years on job

300248423	4c9b25ef-27ac-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Loan Estimate document error	Provide corrected Loan Estimate reflecting the subject property address that was issued within 3 days of the application date.		11/29/2016: LE dated within 3 days of the application date reflecting the property address was provided in the original loan file. Condition rescinded.
 FICO is higher than guideline minimum UW Guides require FICO of 680 loan qualified with FICO of 779.; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 19  months reserves; Years on Job Borrower has 10 years on job

300302053	22e809ee-1ac3-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report is missing from the file.	12/27/2016: CDA	12/27/2016: A CDA report reflecting a value $1,280,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
300302053	98960057-162c-4d70-9d13-9aa85f6ab446	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	Missing affiliated business disclosure
12/28/16:  Lender provided an attestation stating they do not have any “affiliated business arrangements” as such term is used in the Real Estate Settlement Procedures Act 12 U.S.C. 2602(7) and Regulation X Section 1024.15(c).  Condition rescinded.

300302052	ac29252b-aec3-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.	12/27/2016: CDA	12/27/2016: A CDA report reflecting a value $1,100,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
 FICO is higher than guideline minimum UW Guides require FICO of720, loan qualified with FICO of 747; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 136.8 months reserves; Years Self Employed Borrower has 12 years Self Employed

300302052	fe6b65a2-aec3-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(w)	CB	B	B	Credit	Cash back > $250 not allowed	x.x cash out per CD > x.x max cash out per guidelines. The file does not contain a Client Overlay Exception.	01/03/2017: exception rebuttal	01/06/2017: Audit acknowledges that the cash back allowed is outside of guidelines. Loan will be graded a B.01/03/2017: Exception is pending review from client.
 FICO is higher than guideline minimum UW Guides require FICO of720, loan qualified with FICO of 747; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 136.8 months reserves; Years Self Employed Borrower has 12 years Self Employed

300302051	4d2aa663-8ac1-e611-86eb-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.	12/27/2016: CDA	12/27/2016: A CDA report reflecting a value $900,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
300302051	de69f069-9339-423b-b13f-af6a02702053	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Flood Insurance required to be escrowed post 1/1/2016	Estimated Taxes, Insurance & Assessments section does not reflect that Flood Insurance is escrowed as required for all loans post XX/XX/XXXX.		12/30/2016: Audit reviewed loan file. The final and the post consummation reflect escrow for flood insurance. Condition rescinded.
300302051	400d5bb6-480c-46bd-aa4e-4ec69b3c37aa	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Finance Charge under disclosed (Exceeds $100 variance/threshold) for Purchase Transactions
The final Closing Disclosure dated XX/XX/XXXX post-closing reflects the Finance Charge as $XX.XX vs. actual Finance Charge of $XX.XX. An under disclosure of XX.XX, which exceeds the XX.XX allowable tolerance for Purchase Transactions.
12/30/2016: Audit reviewed fees on post consummation CD. The difference is $XX.XX Which is within tolerance. Condition cleared.
300302051	84953517-d0c6-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Calculating Cash To Close' section not completed, or completed in error
The information in the Calculating Cash To Close section  of the final Closing Disclosure dated XX/XX/XXXX indicates the Title - Digital Archive Fee of XX.XX and Title - E Recording Fee of XX.XX not disclosed on LE dated XX/XX/XXXX. This a zero tolerance section but a refund was sufficient.
This is a non-material finding downgraded to EV2 / B grade
300302051	76ce200b-93c7-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE dated XX/XX/XXXX reflects incorrect monthly principal & interest payment.
12/30/2016:  Audit reviewed loan file.  The LE dated XX/XX/XXXX is the Broker's LE.  The LE dated XX/XX/XXXX is the Lender's initial LE and the P&I matches the other LE's and CD's and the Note.  Condition cleared. Loan will be rated a B.

300302051	56580243-aba8-4e96-b653-a973b5b5509e	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Missing Special Information Booklet / Home Loan Toolkit	Missing special information booklet/Home loan toolkit
12/30/2016:  Special Information Booklet was provided 11/16/16 which is not within 3 days of the application date of 9/20/16.  Loan will be rated a B.12/28/16: Lender provided evidence of receipt of the special information booklet/Home loan toolkit, however, it needs to be provided within 3 days of the application date. Condition maintained.

300158479	bf68f733-6018-e611-86f5-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Balance Sheet	Loan file is missing Balance sheet for Business XXXX & XXXXX listed on the Schedule E, Statement X of the X tax returns.	05/26/2016: Biz 6 per K-1 borrower owns less than XX% (.XXXX.) Biz 1 per K-1 borrower owns less than XX% (X.XX%)
06/01/2016:  Located business in state fictitious name database.  Condition cleared. 05/31/2016:  Business (LP not INC) #2 XXXX K1 reflects XX% ownership, therefore a Balance Sheet is required. Condition remains. Business #X & #X are acceptable.05/26/2016: Audit reviewed the Lender Rebuttal, as well as documentation submitted, and has determined that business #6 has less than XX% ownership and BS is not required. Business #X XXXX K1 reflects XX.XX% ownership and combined BS/P&L dated XX/XX/XXXX - XX/XX/XXXX is deemed acceptable. Business (LP not INC) #2 XXXX K1 reflects XX% ownership, therefore a Balance Sheet is required. Condition remains.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 782; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 30.5 months reserves; Years Self Employed Borrower has 12 years Self Employed

300158479	24742717-7318-e611-86f5-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.	05/17/2016: CDA	05/17/2016: A CDA report reflecting a value $985,000.00 which is a 0.00% variance was provided. Variance within acceptable tolerance. Condition Cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 782; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 30.5 months reserves; Years Self Employed Borrower has 12 years Self Employed

300158479	72218f9d-6f18-e611-86f5-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing K-1	Loan file is missing X Sch K-1 for Businesses X,X,X,X and X listed on the Schedule E, Statement X of the XXXX tax returns.	05/26/2016: K1's
05/26/2016: Audit reviewed all documentation submitted, and has determined that the XXXX K1's for all businesses X-X listed on Schedule E were provided.  Documentation is deemed acceptable and condition cleared.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 782; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 30.5 months reserves; Years Self Employed Borrower has 12 years Self Employed

300158479	3d160be5-4747-4dbc-8520-94f2d2ce2a83	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Ability to Repay Non-Compliant: Missing evidence of credit report to verify credit history	Loan file is missing the origination credit report.
05/26/2016: The application was taken on XX/XX/XXXX and the loan closed on XX/XX/XXXX. The credit report is dated XX/XX/XXXX. Guidelines state is that credit report must be dated within 120 days of closing which it is.

05/26/2016: Audit concurs with the lender rebuttal, condition cleared.05/26/2016: Audit reviewed updated Credit Report dated XX/XX/XXXX, and has determined that the ORIGINATION credit report is still required. Initial Application date of XX/XX/XXXX, missing credit report that co-en sides with initial application. Condition remains.05/24/2016:  Not a duplicate, the 2 breaches are worded differently.  One is a guideline issue, the other a missing document issue. Please provide credit report.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 782; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 30.5 months reserves; Years Self Employed Borrower has 12 years Self Employed

300158479	081d65fa-5318-e611-86f5-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing credit report	The origination credit report is missing from the file.
05/26/2016: The application was taken on XX/XX/XXXX and the loan closed on XX/XX/XXXX . The credit report is dated XX/XX/XXXX . Guidelines state is that credit report must be dated within 120 days of closing which it is.

05/26/2016: Audit concurs with the lender rebuttal, condition cleared. 05/26/2016: Audit reviewed updated Credit Report dated XX/XX/XXXX , and has determined that the ORIGINATION credit report is still required. Initial Application date of XX/XX/XXXX , missing credit report that co-en sides with initial application. Condition remains. 05/24/2016:  Not a duplicate.  The Ability to Repay for missing credit report is a Compliance breach.  The missing credit report is a Credit breach.  Please provide credit report.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 782; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 30.5 months reserves; Years Self Employed Borrower has 12 years Self Employed

300158479	a770bd39-731b-e611-86f5-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Special Information Booklet / Home Loan Toolkit	Missing Special Information Booklet/Home Loan Toolkit.		05/31/2016: Acknowledged. Loan will be rated a B for all agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 782; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 30.5 months reserves; Years Self Employed Borrower has 12 years Self Employed

300158479	2fc6f1af-8dc0-455d-946a-571cefb16a49	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Loan does not meet criteria for Qualified Mortgage	Loan does not meet criteria for Qualified Mortgage. The file is missing income documentation.
06/01/2016:  Located business in state fictitious name database.  Condition cleared. 05/31/2016:  Business (LP not INC) #2 XXXX K1 reflects XX% ownership, therefore a P&L Statement and Balance Sheet are  required. Condition remains.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 782; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 30.5 months reserves; Years Self Employed Borrower has 12 years Self Employed

300158479	4e27af0c-5418-e611-86f5-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	B	B	CB	B	B	Credit	Missing Verification of Taxes and Insurance amounts for Rental Property	The loan file is missing evidence of taxes and insurance for the Borrower's retained property.	05/26/2016: Please see attached memo.
05/26/2016: Audit reviewed lender rebuttal, and has determined that the property detail includes tax information.  Property is a condo, therefore no insurance amount and the HOA has been included. Loan will be rated a B.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 782; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 30.5 months reserves; Years Self Employed Borrower has 12 years Self Employed

300158479	4bc546fa-7318-e611-86f5-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing YTD Profit & Loss	Loan file is missing YTD Profit & Loss for Business X,X & X listed on the Schedule E, Statement X of the X tax returns.	05/26/2016: Biz 6 per K-1 borrower owns less than XX% (.XXXXX.) Biz 1 per K-1 borrower owns less than XX% (X.XX%)
06/01/2016:  Located business in state fictitious name database.  Condition cleared. 05/31/2016:  Business (LP not INC) #2 XXXX K1 reflects XX% ownership, therefore a P&L Statement is required. Condition remains. Business #1 & #6 are acceptable.05/26/2016: Audit reviewed the Lender Rebuttal, as well as documentation submitted, and has determined that business #6 has less than XX% ownership and P&L is not required. Business #X XXXX K1 reflects XX.XX% ownership and combined BS/P&L dated XX/XX/XXXX - XX/XX/XXXX is deemed acceptable. Business (LP not INC) #2 XXXX K1 reflects XX% ownership, therefore a P&L is required. Condition remains.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 782; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 30.5 months reserves; Years Self Employed Borrower has 12 years Self Employed

300158479	30ed35c7-6a54-41ee-82f4-d8dac1dad7fc	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Ability to Repay Non-Compliant: Credit History does not meet guideline requirements	Loan file is missing origination credit report.
05/26/2016: The application was taken on XX/XX/XXXX and the loan closed on XX/XX/XXXX. The credit report is dated XX/XX/XXXX. Guidelines state is that credit report must be dated within 120 days of closing which it is.

05/26/2016: Audit concurs with the lender rebuttal, condition cleared.05/26/2016: Audit reviewed updated Credit Report dated XX/XX/XXXX, and has determined that the ORIGINATION credit report is still required. Initial Application date of XX/XX/XXXX, missing credit report that co-en sides with initial application. Condition remains.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 782; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 30.5 months reserves; Years Self Employed Borrower has 12 years Self Employed

300158472	18b3543a-d92f-45a4-8259-45038d252ccf	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	ECOA Non-Compliant: Appraisal disclosure not provided within 3 days of application.	Appraisal disclosure not provided within X days of application.		05/31/2016: Acknowledged. Loan will be rated a B for all agencies.
300158472	26716dee-2019-e611-86f5-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing HUD Homeownership Organization Counseling Disclosure	Missing HUD Homeownership Organization Counseling Disclosure.	05/31/2016: See attached 1st Pay ltr with HUD Counsel disclosure towards bottom.
05/31/2016: Audit reviewed documentation submitted, and has determined that the HUD Homeownership Disclosure including list of counselors must be dated within 3 days of Application.  Lender cannot satisfy condition.  Loan will be rated a B.

300158472	0da15c1f-2319-e611-86f5-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		05/31/2016: Acknowledged. Loan will be rated a B for all agencies.
300158472	fdb3e93a-2019-e611-86f5-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Incorrect rescission model – Same lender refinance requires form H-9	Same lender refinance requires form H-9, lender provide form H-8.
05/31/2016:  Based on the rulings in the First, Fourth, Sixth and Eleventh Circuit Courts, it is permissible to utilize Model Form H8 on transactions that would otherwise require the use of Model Form H9 (i.e., same lender refinance transactions_ subject property is located in the jurisdiction of the aforementioned Circuit Courts. Loan to be graded a B

300158472	b2b6f04a-2519-e611-86f5-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.	05/17/2016: CDA	05/17/2016: A CDA report reflecting a value $1,350,000.00 which is a 0.00% variance was provided. Variance within acceptable tolerance. Condition Cleared.
300302050	029424f8-99d2-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing verbal verification of employment	A verbal verification of employment within X days of the note date as required by the lender's guidelines was not provided for the co-borrower.	01/10/2017: VVOE	01/10/2017: Audit reviewed the VOE documentation submitted, and has determined that the document provided was within 10 days prior to the Note date. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.17%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 750; Years in Field Borrower has 11 years in Field

300302050	0bcb5846-464b-4ffd-8020-a3f72ea395ec	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.
01/11/2017: Audit review of the attestation statement regarding no Affiliated Businesses is deemed acceptable, condition cleared12/30/16: Correspondent loan. Please provide ABA or attestation that the correspondent does not have any affiliates. Condition maintained.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.17%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 750; Years in Field Borrower has 11 years in Field

300302050	bb9b29d0-6649-40f3-a279-27a4b05afe57	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	APR on Final Closing Disclosure is inaccurate in relation to previous Initial disclosure(s) – no evidence of further re-disclosure in file (APR > 0.125 variance – Under disclosed)	APR on final CD dated XX/XX/XXXX is inaccurate and exceeds XX.XX tolerance. CD value of XX.XX vs. calculated value of XX.XX for a variance of $XX.XX under disclosed.
01/11/2017: Audit re-analyzed LE and CD APR's, and has determined that the LE dated XX/XX/XXXX has an APR of X.XXX% and the final CD APR is X.XX% for a difference of -X.XXX%. The final CD APR is X.XXX% vs X.XXX% Actual with a difference of -X.XXX. Loan has no tolerance issue. Condition rescinded.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.17%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 750; Years in Field Borrower has 11 years in Field

300302050	0e7ee86c-3ec6-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Third Party Fraud Tool (Report)	Loan file is missing third party fraud tool		12/28/16: Lender provided a copy of the third party fraud report. No outstanding issues noted. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.17%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 750; Years in Field Borrower has 11 years in Field

300302050	8e3b3f99-41c6-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided		12/23/2016: CDA provided reflecting reconciled value of $900,000 at 0% variance is deemed acceptable. Condition cleared
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.17%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 750; Years in Field Borrower has 11 years in Field

300302050	75900734-3279-4d6b-9547-85bc7ae9b792	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Lender Credits on Final Closing Disclosure at closing is inaccurate in relation to previous Initial disclosure(s)
The LE dated XX/XX/XXXX reflects a lender credit in the amount of XX/XX/XXXX. The lender credit increased to $XX.XX on the CD dated XX/XX/XXXX with no indication of a valid COC to account for the XX.XX increase in the credit.

01/11/2017: the lender credit initially disclosed on LE dated XX/XX/XXXX reflected $XXXX, then LE disclosed on XX/XX/XXXX reflects the loan locked and lender credits decreased to $XXXX.XX as the pricing of the loan changed because impounds were removed- the CD disclosed on XX/XX/XXXX reflected $XXXX.XX in lender credit in section J and the lender paid for the $XXX.XX appraisal ; same with the CD dated XX/XX/XXX

01/11/2017: Audit re-analyzed lender credits on all documents, and has determined that a COC for the removal of impounds was provided within the loan file. LE dated XX/XX/XXXX reflects this change in credit from $XXXX to $XXXX. The final CD reflects the Lender credit of $XXXX.XX includes $XXX.XX credit for increase in closing costs. $XXXX.XX minus XXX.XX equals $XXXX. Condition rescinded.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.17%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 750; Years in Field Borrower has 11 years in Field

300302049	096c4f17-f068-4bc3-ac51-3a3f935f8293	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Missing Documentation	Client Overlay Exception, Client to Review – missing a certificate of occupancy for construction to permanent financing.		12/30/2016: Appraisal is as, CO not required. Condition rescinded.12/30/2016: Pending Client exception review12/28/16: No documentation provided. Condition maintained.
300302049	c4b2b91c-c855-42a6-96ec-5cdfec9957b0	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Naming Convention in Services Borrower DID NOT SHOP Fee - Section B in C.D. is not consistent	The CD dated XX/XX/XXXX reflects Title - Courier Fee and the LE dated XX/XX/XXXX reflects Title - Wire Transfer Fee. The naming convention is not consistent.
12/30/2016:  The LE has Title - Wire Transfer of $XX in Section C with no Title Courier fee.  .  The CD has Title - Wire Transfer of $XX and Title - Courier Fee $XX in Section B.  This is not a naming convention issue.  When fees move from Section C to Section B, there is a cumulative XX% tolerance.  No violation.  Condition rescinded.

300302049	50d75203-1dc6-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE is missing the lender's e-mail or phone number under the section, Additional Information About This Loan.		12/19/2016L This finding is not material. Loan will be graded a B for all agencies
300302049	ee99a46b-1ec6-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure dated XX/XX/XXXX Contact Information section is incomplete. The Lender's State License ID is missing.		12/30/2016: Audit reviewed Lender's rebuttal and agrees. License for Lender contact person not required on Broker loan. Broker and Originator NMLS provided. Condition rescinded.
300302049	708b581f-f6c2-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.		12/28/16: CDA reflecting a value of $850,000.00 which is a -0.0% variance. Condition Cleared.
300193481	0af5df9e-166e-4b5b-b4a1-d35675e2e96c	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Lender Credits on Final Closing Disclosure at closing is inaccurate in relation to previous Initial disclosure(s)	LE credits are XX.XX CD credits are XX.XX		07/26/2016: Audit reviewed documents. The final LE reflects a lender credit of $XXX.XX. The final CD reflects a lender credit of $XXX.XX. Condition rescinded.			No Mortgage Lates 0x30 Mtgs -99 mos; Years on Job Borrower has 17.9 years on job
300193481	88867b93-9c4a-e611-86f5-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Note	Please provide signed copy of the Note		07/22/2016: Received executed Note. Condition cleared.			No Mortgage Lates 0x30 Mtgs -99 mos; Years on Job Borrower has 17.9 years on job
300193481	7a2b3cbc-164d-e611-86f5-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing HUD-1 From Sale of Previous Property	Lender omitted the PITI for the Borrowers' departing residence. Missing certified CD to evidence sale.		07/22/2016: Received evidence of sale of property, 07/07/16, paying existing mortgage and netting $124,170.58. Condition cleared.			No Mortgage Lates 0x30 Mtgs -99 mos; Years on Job Borrower has 17.9 years on job
300193481	9e9a1e77-aa4a-e611-86f5-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(w)	CB	B	B	Credit	Ineligible Property Type / Excessive Acreage	Lender Exception in file, Client to Review : Subject property is located on a XX.XX acre residential zoned lot. Lender allowed maximum is XX.XXacres		07/26/2016: Client approved exception request. Condition cleared.			No Mortgage Lates 0x30 Mtgs -99 mos; Years on Job Borrower has 17.9 years on job
300193481	979aca9d-e1e2-495c-a58f-12f10df62a26	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing seller’s Closing Disclosure	Please provide copy of seller's Closing Disclosure.		07/22/2016: Received Seller's CD. Condition cleared.			No Mortgage Lates 0x30 Mtgs -99 mos; Years on Job Borrower has 17.9 years on job
300193481	97342bc7-4e0a-4ca4-be2c-cf437c190642	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Special Information Booklet / Home Loan Toolkit	Missing Home Loan Toolkit.		07/22/2016: Received evidence Borrower was provided the Special Information Booklet/Home Loan Toolkit within 3 days of application date. Condition cleared.			No Mortgage Lates 0x30 Mtgs -99 mos; Years on Job Borrower has 17.9 years on job
300193481	80f5b01a-b1e1-438a-8e59-82563ba90e9a	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Mortgage	Please provide signed copy of the mortgage/deed of trust		07/22/2016: Received mortgage. Condition cleared.			No Mortgage Lates 0x30 Mtgs -99 mos; Years on Job Borrower has 17.9 years on job
300193481	ff50af41-0689-47a5-aac2-e73d7aa26c00	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Initial Escrow Account Disclosure	Please provide initial escrow account disclosure.		08/01/2016: Received Initial Escrow Disclosure. Condition cleared.			No Mortgage Lates 0x30 Mtgs -99 mos; Years on Job Borrower has 17.9 years on job
300193481	e9a1a588-aa4a-e611-86f5-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		7/19/2016: CDA provided reflecting reconciled value of $910,000 at 0% variance is deemed acceptable. Condition cleared.			No Mortgage Lates 0x30 Mtgs -99 mos; Years on Job Borrower has 17.9 years on job
300302048	3e469af1-97c3-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	The CDA Report was not provided in the file.
300302048	89d5392d-64bb-4d6f-9fe3-f3b533de3b6a	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Special Information Booklet not provided within 3 business days of application date.
The loan file is missing a copy of the  Home Loan Tool Kit as evidence it was provided to the borrower. An acknowledgement was provided in the file but was dated the same day of the closing, and not within x days of the application date.

12/29/16: I’ve attached the initial application cover letter showing the Home Loan Toolkit inclusion and the e sign record confirmation showing delivery within 3 days excluding Sunday. This is a wholesale loan so the CIC showing Lender Identified is when the broker decided to send it to lender and is not the initial application date. Please review and clear the below suspense

12/29/16: Lender provided evidence of the application date and evidence of receipt of the Home Loan Toolkit within 3 days of the application date.  Condition cleared. 12/29/16: Lender app date 9/18, however COC says lender identified 9/26 pg 947.  Cannot clear conditions until have accurate application date. Condition maintained.  12/28/2016:  Received evidence Home Loan Toolkit sent XX/XX/XXXX.  Per Lender, application date is XX/XX/XXXX.  Change in circumstance in file reflects Lender identified XX/XX/XXXX.  Please provide evidence of actual Lender application date.  Additional conditions may apply

300191446	16034484-398b-465f-87a6-3ef956ac46fa	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Title – Title Guarantee Fee was reflected in section B of the final Closing Disclosure. The borrower shopped for their own title service provider and did not use the provider on the WLSP.  The title service provider fees should be listed in section C of the CD.
07/29/2016: A Post Closing CD provided in the loan file reflects the Title – Title Guarantee Fee in Section C Services Borrower Did Shop For. Loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.99%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 781; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 26.30 months reserves

300191446	62a32a81-9d55-e611-86f5-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Balance Sheet
Missing X Balance Sheets for Borrower’s Corporation and Co-Borrower’s Schedule C Sole Proprietorship, Partnership, and Corporation.  Per appendix Q, a Balance Sheet is required in order for the loan to be classified as a Qualified Mortgage.
08/08/2016: Received XXXX Balance Sheet for Co-borrower's Schedule C business. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.99%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 781; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 26.30 months reserves

300191446	f87cf24c-74d7-4fd3-a1ae-70487fd4e76c	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Total of Payments is not accurate	The final CD reflected total of payments as XX.XX The actual total of payments is XX.XX an over-disclosure of XX.XX It appears the Lender included x.x in fees paid by lender in the TOP calculation.	08/05/2016: Corrected CD attached.
08/05/2016: Audit review of revised CD reflects corrected TOP. Notification of the error (i.e., the letter to borrower) within 60 days from error notification was provided. Lender sent postal so no tracking available.  Loan will be rated a Fitch 'B'. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.99%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 781; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 26.30 months reserves

300191446	e8b1d504-9c55-e611-86f5-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.
WLSP is missing a detailed list of services which corresponds to the LE for services the borrower is permitted to shop for.  The Title – Binder/Commitment/Update Fee was not itemized on the WLSP and at least one available provider was not reflected for the borrower to shop for this service.
07/29/2016: Services provided on WLSP were not itemized. Audit calculated section C fees and are within XX% tolerance for worst case scenario. Loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.99%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 781; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 26.30 months reserves

300191446	733527af-9e55-e611-86f5-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing income documentation	Missing CPA letter stating that Co-Borrower's x Partnership Mortgages, notes, bonds payable in less than x year in the amount of XX.XX are not due as they were excluded from the income calculation.
08/03/2016: The 2013 Mortgages, notes, bonds payable in less than 1 year were included in the calculations. They weren’t included in XXXX because they were converted to long-term debts (payable in more than 1 year) and are reported as such on the XXXX return.
08/03/2016: Audit reviewed holdings submitted, and has determined that documentation is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.99%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 781; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 26.30 months reserves

300191446	ea89eb43-2a2b-42c9-92db-c402c79bf52d	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The NMLS License Number and/or Contact NMLS License Number of the Settlement Agent are missing.	08/05/2016: Corrected CD attached.
08/05/2016: Audit review of revised CD includes contact information required for the Lender, Broker, Real Estate Agents and Settlement Agent. Notification of the error (i.e., the letter to borrower) within 60 days from error notification was provided. Lender sent postal so no tracking available.   Loan will be rated a 'B'. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.99%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 781; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 26.30 months reserves

300191446	4a2fed71-9d55-e611-86f5-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing YTD Profit & Loss	Missing X Profit & Loss for Co-Borrower's Schedule C Sole Proprietorship. Per appendix Q, a P&L statement is required in order for the loan to be classified as a Qualified Mortgage.	08/03/2016: Attached XXXX Profit and Loss.
08/08/2016:  Received 2015 P&L Statement for Co-borrower's Schedule C business.  Condition cleared.08/03/2016: Audit reviewed P&L Business from Sch E part II (A), and has determined that the Schedue C business is required not Schedule E. Provide missing Profit & Loss for Co-Borrower's Schedule C Sole Proprietorship.  Per appendix Q, a P&L statement is required in order for the loan to be classified as a Qualified Mortgage.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.99%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 781; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 26.30 months reserves

300191446	2a024cb0-9955-e611-86f5-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		07/29/2016: A CDA report reflecting a value $787,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.99%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 781; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 26.30 months reserves

300133092	76234faa-1eed-e511-99e0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Cash Out Exceeds Maximum Allowable
Cash out of $XX.XX , $XX.XX  per the guideline max. Title reflect two mortgage dated XX/XX/XXXX and XX/XX/XXXX, however the second mortgage was record on XX/XX/XXXX it appears the second mortgage is not part of a purchase money, making the loan a cash out refinance.
															03/22/2016: Rebuttal letter	03/22/2016: Audit re-analyzed Final HUD-1 and Title documentation, and has determined that the 2 mortgages paid off were purchase money mortgages taken out at the same time. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with a FICO of 781; LTV is lower than guideline maximum UW guides maximum LTV of 60%, loan qualified with LTV of 41.97%; Reserves are higher than guideline minimum UW Guides require 24 months reserves, loan qualified with 29.40

300133092	09339ee0-1103-4d4d-a63c-f4b36cd597ea	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Finance Charge Under Disclosed
Finance Charge Under disclosed by $XX.XX It appears the lender did not included Escrow fee $$XX.XX Loan Origination Fee of $XX.XX Tax Service Fee of $XX.XX Flood fee of $XX.XX and over disclosed Prepaid Interest of $XX.XX
03/24/2016: HUD1
03/24/2016: Audit review of true certified copy of the final HUD-1 documentation submitted is deemed acceptable. Finance Charge is not longer under disclosed and Compliance Testing passed. Condition cleared.

 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with a FICO of 781; LTV is lower than guideline maximum UW guides maximum LTV of 60%, loan qualified with LTV of 41.97%; Reserves are higher than guideline minimum UW Guides require 24 months reserves, loan qualified with 29.40

300133092	82e5173a-52ec-e511-99e0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.	03/21/201: CDA	03/21/2016: A CDA report reflecting a value $2,900,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with a FICO of 781; LTV is lower than guideline maximum UW guides maximum LTV of 60%, loan qualified with LTV of 41.97%; Reserves are higher than guideline minimum UW Guides require 24 months reserves, loan qualified with 29.40

300133086	02f739ee-4ef0-e511-99e0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA was not provided.	03/23/2016: CDA	03/23/2016: A CDA report reflecting a value $1,347,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
300191445	19166ee8-6c5e-e611-b595-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Title-Guarantee Fee is reflected in section B of the final Closing Disclosure. The borrower shopped for their own Title Company and did not use the provider on the WLSP. The Title-Guarantee Fee should be listed in section C of the CD.
08/10/2016-A Post Closing CD provided in the loan file reflects the Title-Guarantee fee in Section C. Loan will be rated a B for all agencies.
300191445	beb42a51-6c5e-e611-b595-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.		08/10/2016-CDA reflecting a value of $820,000 which is a 0.0% variance. Condition cleared.
300191445	72e6b1e4-235f-e611-b595-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Sufficient RESPA Cure provided on HUD-1	Final closing disclosure reflects a tolerance cure in the amount of $XX.XX paid to the borrower for a Survey charge cure.
08/10/2016:  Final closing disclosure reflects a tolerance cure in the amount of $ XX paid to the borrower for a Survey charge cure.  Loan will be graded an A for all agencies except for Fitch with a grade of B.

300191445	8dee59ca-245f-e611-b595-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.
WLSP is missing a detailed list of services which corresponds to the LE for services the borrower is permitted to shop for.  Title - Courier/Shipping, Title - Endorsements, Title - E-Recording Fee, Title - Escrow Fee, Title - Title Guarantee Fee were not itemized on the WLSP and at least one available provider was not reflected for the borrower to shop for these services.
08/10/2016: Services provided on WLSP were not itemized. Audit calculated section C fees and are within XX% tolerance for worst case scenario. Loan will be rated a B for all agencies.
300191445	f4f48d5c-e982-40db-80d3-787a729e9c42	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Total of Payments is not accurate
The CD reflected total of payments as $XX.XX. The actual total of payments is $XX.XX An over-disclosure of $XX.XX It appears the Lender included Admin Fee of $XX.XX Attorney Review Fee of $XX.XX, Appraisal Fee of $XX.XX Credit Report of $XX.XX Title - Escrow Fee of $XX.XX And Prepaid Interest of $XX.XX Which were all fees paid by the Seller.
08/18/2016: See attached corrected CD.
08/18/2016: Audit review of revised CD reflects correct TOP. Notification of the error (i.e., the letter to borrower) and lender stated documents were sent postal therefore no tracking available. Loan will be rated a Fitch 'B'. Condition cleared.

300302047	953cb3ce-2f8f-4478-b892-614380a397aa	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Note	Missing Note		12/29/16: Lender provided a copy of the signed note. Condition cleared.
300302047	fde74d71-d5c3-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report is missing from file.	01/05/2017: CDA	01/05/2017: A CDA report reflecting a value $1,825,000.00 which is a -0.5% variance was provided. Variance within acceptable tolerance. Condition Cleared.
300133064	83123efd-bc39-4c3e-8126-a0fbd28f1d98	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	General Compliance Exception	Lender please provide evidence of the date all X elements were received to have a complete application. Credit report is dated XX/XX/XXXX and application (x) is dated XX/XX/XXXX.
300133064	59d737a8-fcf0-e511-99e0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report is not provided.	03/24/2016: CDA	03/24/2016: A CDA report reflecting a value $1,000,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
300228814	bc7162c7-a2c0-e611-86eb-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Condo Questionnaire	Condo Questionnaire was not provided in the loan file.	12/16/2016: Please see system notes uploaded as it appears questionnaire n/a as property is a site condo with no HOA
12/16/2016: Audit reviewed Appraisal, as well as Lender notes, and has determined that the Condo Questionnaire is not required due to site condo. Condition cleared.12/16/2016: e-mailed, please advise if acceptable

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.90%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 785; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 164.60 months reserves

300228814	eb9df0e3-50ef-4fac-9066-7b292f086985	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	TIL Interest Rate and Payment Summary is inaccurate	The final TIL reflects an Escrow Amount of $XX.XX and Total Estimated Monthly Payment of $XX.XX versus the actual Escrow Amount of $XX.XX and the actual Total Monthly Payment of $XX.XX	01/10/2017: please find uploaded amended TIL with letter f explanation and proof of delivery to borrower
01/10/2017: Audit reviewed the lender rebuttal, as well as re-disclosed corrected TIL, and has determined that the lender made a good faith effort to disclose the estimated escrows of taxes and insurance and the dollar amount is off. Notification of error, evidence of shipment and re-disclosed TIL were provided, the documentation submitted is deemed acceptable. Loan will be rated a Fitch B.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.90%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 785; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 164.60 months reserves

300228814	81cb6997-a2c0-e611-86eb-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in the file.	12/16/2016: CDA	12/16/2016: A CDA report reflecting a value $2,100,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.90%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 785; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 164.60 months reserves

300066290	d4108cb0-0766-e511-af87-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	General Credit Exception	Final HUD-1 reflects an Escrow Hold-back for XXXX (line #x for final water/sewer) on the seller's side. Please provide evidence that this has been completed or funds have been disbursed.
10/01/2015: Funds held back for escrows belong to the seller and ay information regarding the monies leftover from the escrow holdback has nothing to do with the buyer's side of the transaction. The requirement is to provide evidence that the final water and sewer funds were disbursed. The letter from the closing attorney to the borough should satisfy the request. 09/29/2015: Escrow hold back is on sellers side and seller is not customer of lender.

10/01/2015: Audit reviewed the lender rebuttal and concurs. Condition cleared. 09/30/2015: Received evidence that attorney paid sewage and water with $492.10 of the funds. Please confirm where the remaining funds went. 09/29/2015: Audit reviewed the lender rebuttal; however, our client is requiring that all escrow hold backs on both seller and buyer's sides be disbursed properly. Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.16% ; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 31 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 46 months reserves

300066290	6232dfdc-f265-e511-af87-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing sufficient evidence of “changed circumstance” to support new GFE
There are x Good Faith Estimates in file. GFEs dated XX/XX/XXXX and XX/XX/XXXX reflect an interest rate of XX.XX% and another GFE dated XX/XX/XXXX reflects an interest rate of XX.XX% The loan closed with an interest rate of XX.XX%  The file does not contain a Change of Circumstance form.

09/30/2015: Audit reviewed the change of circumstance form and the GFEs in the loan file.  Correcting condition to reflect the rate hike as evidenced on the XX/XX/XXXX GFE, not the XX/XX/XXXX GFE.  Lender provided valid change circumstance. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.16% ; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 31 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 46 months reserves

300066290	00bc1511-f565-e511-af87-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Assets are not sourced/seasoned	Lender's approval requires a copy of the canceled down payment check and an account statement to document source of funds. The account statement not provided in file.
10/01/2015: The loan file does not provide evidence of the full EMD of $XX,XXX. The file only has evidence of the $XX,XXX. However the EMD was not needed for closing. If you reduce the EMD by $XXk and add the $XX,XXX to the borrower's bottom line the loan file provides sufficient evidence of assets to cover the $XX,XXX, closing costs as listed and reserves. In addition per lender guidelines if the EMD is not required verification not needed.

10/01/2015: Audit reviewed the lender rebuttal and concurs.  Evidence is not required and borrower has ample reserves after funds for closing.  Condition cleared. 09/29/2015: Canceled check and account statement evidences $XX,XXX; however, title agents escrow letter shows a deposit of $XX,XXX which matches the EMD showing on the HUD-1.  Missing evidence of canceled check and statement for the remaining $XX,XXX. Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.16% ; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 31 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 46 months reserves

300066290	e040d779-fc65-e511-af87-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing VOR	Lender's approval requires written landlord reference evidencing last month rent payment. Verification of current rental history not provided in file.
09/30/2015: This condition is non-applicable. Borrowers only occupied the outgoing property for 6 months with a mortgage lien. Prior to the outgoing residence the borrowers resided at the currently investment property. Borrowers left the outgoing residence on XX/XX/XXXX as evidence by the equity statement. They moved into their investment property which was approx. 3 miles away. This is where they stayed between the vacate day to subject property closing date. We sent a GFE to the investment property after the vacate day. In addition, the HUD1 statement substantiated that the borrowers were at the investment property. This further proof that the borrowers stayed at there.

09/30/2015: Audit reviewed the lenders rebuttal and concurs.  Condition cleared.09/29/2015: Audit reviewed the UW approval provided and cannot determine if the condition was validated or waived. Please provide further evidence of disposition of condition. Additionally, there was a X month gap between sale of primary and the subject loan closing. Did the lender obtain an LOE from the client or VOR or was an exception granted?

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.16% ; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 31 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 46 months reserves

300066290	00ff32b6-fe65-e511-af87-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report not provided in file		09/28/2015: CDA provided reflecting a value of $1,550,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.16% ; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 31 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 46 months reserves

300217162	914f33f4-dcd0-4a39-8fcc-f6bca66a600a	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Initial LE not provided within 3 standard business days of application	Missing Initial LE dated within x days of application.	09/23/2016: initial LE of application sent to bwr	09/23/2016: Audit reviewed LE dated XX/XX/XXXX, and has determined that documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 17.90%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 775; LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 53.06%

300217162	f3fe5046-7536-406c-8306-277e0b62f345	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing corresponding W.L.S.P. for Initial L.E. in File DID SHOP Fee (Section C)	Missing corresponding WLSP for Initial LE.	09/23/2016: WLSP
09/23/2016: Audit reviewed WLSP dated XX/XX/XXXX prior to LE dated XX/XX/XXXX, and has determined that it is acceptable for first contact/preapproval disclosures go out before application with providers list, however if anything changes then an updated list would need to be provided. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 17.90%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 775; LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 53.06%

300217162	d15a5f8c-c17a-e611-9c05-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing K-1
Missing X & X K-1's for self-employed business showing in section X-X of the Schedule X on the xs. Per appendix Q, all K-1's are required; in order for the loan to be classified as a Qualified Mortgage.
09/23/2016: these are publicly traded partnerships that don't have K1s.
09/23/2016: Audit concurs with the Lender Rebuttal, the businesses listed on Schedule X (X-X) are Publicly Traded Partnerships as evidence within the loan file, as well as the documentation submitted. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 17.90%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 775; LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 53.06%

300217162	f16fcb92-bf7a-e611-9c05-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.	09/22/2016: CDA	09/22/2016: A CDA report reflecting a value $1,475,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 17.90%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 775; LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 53.06%

300217162	94cbfd15-977a-e611-9c05-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to obtain Flood Certificate	Missing flood certificate.	09/23/2016: flood cert	09/23/2016: Audit review of Flood Certificate documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 17.90%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 775; LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 53.06%

300217162	2e4a54a9-8679-4bc4-8a52-d940e2167b40	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	ECOA Non-Compliant: Appraisal disclosure not provided within 3 days of application.	Appraisal disclosure not provided with in x days of application.	09/23/2016: attached please find evidence that copy of the appraisal sent to bwr.
09/23/2016: Audit located the submitted initial LE dated XX/XX/XXXX, and has determined that the Appraisal Disclosure verbiage is included on said document. Condition cleared. 09/23/2016: Audit reviewed loan file, and has determined that the "Loan Detail Report" (pg XXX) within the loan file reflects Application date of XX/XX/XXXX.  RESPA requires disclosures to be provided within three business days of receiving the loan application. Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 17.90%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 775; LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 53.06%

300217162	087d5907-645d-484d-92a8-f836134e1cea	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.	Lender Inspection Fee $XX.XX in Section B of the final CD not reflected on the LE, and without a valid change of circumstance. Refund to borrower of $XX.XX required.		09/15/16: Closing Disclosure indicates a tolerance cure in the amount of $XXX.XX. Loan will be graded an A for all agencies except for Fitch with a grade of B.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 17.90%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 775; LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 53.06%

300217162	7af10ce4-06c5-4994-b9d5-820cd8c954cb	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing HUD Homeownership Organization Counseling Disclosure	Missing HUD Homeownership Counseling Disclosure.	09/23/2016: the HUD Homeownership Counseling Disclosure commencing from page 14
09/23/2016: Audit reviewed loan file, and has determined that the "Loan Detail Report" (pg476) within the loan file reflects Application date of XX/XX/XXXX.  Audit acknowledges that the Lender is unable to produce said document within 3 business days of Application date, and loan will be rated a B.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 17.90%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 775; LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 53.06%

300217162	5be6ba16-c17a-e611-9c05-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to obtain Purchase Contract	Missing Purchase contract.	09/23/2016: purchase contract	09/23/2016: Audit review of Purchase Contract documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 17.90%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 775; LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 53.06%

300217162	ef20b2d7-6c63-4731-ac42-c020372940a1	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business disclosure.	09/23/2016: attached please find the executed ABA
09/23/2016: Audit reviewed loan file, and has determined that the "Loan Detail Report" (pgXXX) within the loan file reflects Application date of XX/XX/XXXX.  Audit acknowledges that the Lender is unable to produce said document within 3 business days of Application date, and loan will be rated a B.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 17.90%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 775; LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 53.06%

300217162	8bf03ea2-a815-4644-97f6-a5da1aa6c1ca	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error
The final Closing Disclosure Contact Information section is incomplete. The address information for the seller's Real Estate Broker is missing. Please provide a corrected CD, LOE and evidence of receipt.
09/26/2016: attached please find amended CD, LOE sent to borrower via US mail.
09/26/2016: Audit review of revised CD includes all contact information required for the Lender, Broker, Real Estate Agents and Settlement Agent. Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated a 'B'. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 17.90%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 775; LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 53.06%

300217162	ff13a68a-467b-e611-9c05-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Insufficient Reserves	Insufficient reserves provided. File contains $XX.XX In verified assets and final CD discloses cash to close $XX.XX and EMD of $XX.XX and XX months reserves XX. Borrower is short XX in reserves.	09/26/2016: reserves docs attached09/23/2016: attached please find approx. $XXX,XXXX in reserves.
09/26/2016: Audit reviewed two months of statements for borrower and co-borrower IRA accounts, and has determined that total assets are $XXX,XXX.XX Reserves are sufficient as evidenced by IRA statements submitted. Documentation is deemed acceptable. Condition cleared.09/23/2016: Audit reviewed the lender rebuttal and found no attachment to download.  Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 17.90%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 775; LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 53.06%

300217162	0619f97d-66c2-4603-a63e-05b5fcbe785e	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for General Information section not present in C.D.	The CD dated is missing required data under the General Information section missing Sellers address. Please provide a corrected CD, LOE and evidence of receipt.	09/26/2016: attached please find amended CD, LOE sent to borrower via US mail.
09/26/2016: Audit review of missing General Information on LE/CD was corrected on final CD and is a non-material grade B. Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available.  Loan will be rated a 'B' for all agencies. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 17.90%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 775; LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 53.06%

300217162	a3ec73c1-2a6d-43d5-bc9a-68bcbeab7ffb	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing borrower’s documented Intent to Proceed	Missing intent to proceed letter.	09/23/2016: attached please find the lender's record on the ITP.
09/23/2016: Audit reviewed print screen for Intent to Proceed dated XX/XX/XXXX, and has determined that the documentation submitted is deemed acceptable. Documentation submitted is deemed acceptable. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 17.90%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 775; LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 53.06%

300189799	cf9dadfa-2c5f-e611-b595-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not in file.		08/11/2016: CDA provided reflecting a value of $606,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum :  UW Guides maximum DTI of 43%, loan qualified with DTI of 27.558%; FICO is higher than guideline minimum : UW Guides require FICO of 680, loan qualified with FICO of 745; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  74.99 months reserves

300189799	d5ac8c51-2e5f-e611-b595-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.
WLSP is missing a detailed list of services which corresponds to the LE for services the borrower is permitted to shop for.  Title - Abstract/Search, Title - Lender Coverage and Title - Processing Fee were not itemized on the WLSP and at least one available provider was not reflected for the borrower to shop for these services.
08/11/2016: Services provided on WLSP were not itemized. Audit calculated section C fees and are within 10% tolerance for worst case scenario. Loan will be rated a B for all agencies.
 DTI is lower than guideline maximum :  UW Guides maximum DTI of 43%, loan qualified with DTI of 27.558%; FICO is higher than guideline minimum : UW Guides require FICO of 680, loan qualified with FICO of 745; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  74.99 months reserves

300189799	1e9f513f-1416-41eb-9664-dd75e122e1b6	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error
The final Closing Disclosure Contact Information section is incomplete. The Email and Phone number of the Borrowers Real Estate Broker and the Email  of the of the Sellers Real Estate Broker is missing.
08/15/2016: Find uploaded amended CD correcting contact information
08/15/2016: Audit reviewed download, and has determined that the documentation provided is for another borrower and property. However, Audit review of missing LE/CD Contact Information, other than Lender or Broker NMLS or Settlement Agents license number (if required by State), is a non-material grade B. Loan will be rated a 'B' for all agencies. Condition cleared.

 DTI is lower than guideline maximum :  UW Guides maximum DTI of 43%, loan qualified with DTI of 27.558%; FICO is higher than guideline minimum : UW Guides require FICO of 680, loan qualified with FICO of 745; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  74.99 months reserves

300189799	4f80530e-d95f-e611-b595-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing asset documentation	Missing an updated bank statement dated within X days of the Note date for conditions x and x on the Lender's Underwriting Conditions in the loan file. Additional conditions may apply.
08/15/16: Upon further review, with the exception of the credit report, all documents must be dated no more that 120 days prior to the note date. Revision date 07/08/16. Note date XX/XX/XXXX. Condition cleared.

 DTI is lower than guideline maximum :  UW Guides maximum DTI of 43%, loan qualified with DTI of 27.558%; FICO is higher than guideline minimum : UW Guides require FICO of 680, loan qualified with FICO of 745; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  74.99 months reserves

300189799	1ed40f7e-2d5f-e611-b595-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing verbal verification of employment	Missing verbal verification of employment dated within X days of the note.		08/15/16: Lender provided a copy of the VVOE dated within XX days of the note. Condition cleared.
 DTI is lower than guideline maximum :  UW Guides maximum DTI of 43%, loan qualified with DTI of 27.558%; FICO is higher than guideline minimum : UW Guides require FICO of 680, loan qualified with FICO of 745; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  74.99 months reserves

300189799	c348d211-2d5f-e611-b595-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing LOE	Missing Letter of Explanation the borrower has x.x access to Joint Bank Accounts.	08/15/2016: please refer to page XX, "Multi Signature Not Required". Per bank, all account signers have equal access to funds.	08/15/2016: Audit reviewed Lender Rebuttal, as well as bank documents, and has determined that documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum :  UW Guides maximum DTI of 43%, loan qualified with DTI of 27.558%; FICO is higher than guideline minimum : UW Guides require FICO of 680, loan qualified with FICO of 745; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  74.99 months reserves

300189799	ed616038-c65f-e611-b595-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Assessor's Parcel Number is not consistent between Appraisal, Title, and/or Mortgage.	The APN is not consistent between the Appraisal and Title.	08/22/2016: Please find uploaded appraisal with corrected parcel ID to match title and county records.	08/22/2016: Audit review of all APN evidence was submitted and is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum :  UW Guides maximum DTI of 43%, loan qualified with DTI of 27.558%; FICO is higher than guideline minimum : UW Guides require FICO of 680, loan qualified with FICO of 745; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  74.99 months reserves

300180070	9c12a852-63cc-4872-bd0b-1d3722c16e8d	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects a Credit report fee of $X.X with no resulting CoC for any subsequent disclosures. The final CD reflects a Credit Report fee of x.x resulting in a $X.X refund due for cure.
															09/26/2016: attached please find the Change history showing the credit report fee increased to $XX.XX on XX/XX/XXXX	09/26/2016: Audit reviewed Change History, and has determined that the increase was documented on XX/XX/XXXX for supplemental fee. Documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.90%.; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 750.; LTV is lower than guideline maximum UW Guides maximum CLTV of 90.00%, loan qualified with CLTV of 63.18%

300180070	50197f4c-6763-46d5-8f10-c6ba3160d360	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Title - EDoc and Handling and Title - Lender Coverage fees are reflected in section B of the final Closing Disclosure. It appears the borrower shopped for their own title service provider and did not use the provider on the WLSP.  The Title - EDoc and Handling and Title - Lender Coverage fees should be listed in section C of the CD.
															09/26/2016: Attached please find invoice from Equity Title Company charge to Title Resources Guaranty whom is on the WLSP.	09/26/2016: Audit reviewed the Lender Rebuttal, as well as the documentation submitted, and has determined that the fees are correctly place. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.90%.; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 750.; LTV is lower than guideline maximum UW Guides maximum CLTV of 90.00%, loan qualified with CLTV of 63.18%

300180070	daae651d-dd0f-446d-822e-03886fd20fcf	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Incorrect rescission model – New creditor refinance requires form H-8	The Lender utilized an incorrect ROR form (X) for a refinance different lender. Title commitment and loan payoff statement indicate another lender originated the prior lien.
09/23/2016: Borrower's 1st mortgage closed same as the current lender. This is not a new creditor and would not require form H-8. The title identifies Lender as the lender for the borrower's first which is the same lender for the current loan.
09/23/2016: Audit reviewed the Lender Rebuttal, and has determined that the Preliminary Title reflects lender as the originator. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.90%.; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 750.; LTV is lower than guideline maximum UW Guides maximum CLTV of 90.00%, loan qualified with CLTV of 63.18%

300180070	57c5342e-137c-e611-9c05-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.		09/19/2016: A CDA report reflecting a value $1,000,000.00 which is a 0.00% variance was provided. Variance within acceptable tolerance. Condition Cleared
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.90%.; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 750.; LTV is lower than guideline maximum UW Guides maximum CLTV of 90.00%, loan qualified with CLTV of 63.18%

300180070	31104fa0-2b7c-e611-9c05-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Borrower did not acknowledge receipt of initial C.D. 3 days prior to consummation	Evidence of borrower's receipt of initial CD x days prior to consummation was not provided. The initial CD is not within 3 days of consummation.	09/23/2016: Find uploaded eDelivery confirmation for initial CD posted and viewed same day
09/23/2016: Audit review of print screen reflects borrower opened and received CD same day verified by e-signature, documentation submitted is deemed acceptable. Borrowers received the initial Closing Disclosure within 3 days prior to the loan consummation. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.90%.; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 750.; LTV is lower than guideline maximum UW Guides maximum CLTV of 90.00%, loan qualified with CLTV of 63.18%

300180070	02cd9122-2f7c-e611-9c05-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing asset documentation	Please provide bank statements for the asset accounts listed on the X. Additional conditions may apply.	09/23/2016: loan closed as cash out refinance with 401K	09/23/2016: Audit reviewed Asset documentation, and has determined that sufficient assets were provided for reserves. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.90%.; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 750.; LTV is lower than guideline maximum UW Guides maximum CLTV of 90.00%, loan qualified with CLTV of 63.18%

300180070	18aa8727-137c-e611-9c05-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	B	B	CB	B	B	Credit	Missing Third Party Fraud Tool (Report)
The file is missing a third party fraud report.  Guidelines require an industry standard fraud report be provided with the closed loan file along with any supporting document based on fraud report findings. Additional conditions may apply.
															09/23/2016: Please find uploaded the 3rd party fraud Tool	09/23/2016: Fraud tool provided. Audit reviewed and all red flags are cleared. Fraud tool was pulled post-closing. Loan will be rated a B.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.90%.; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 750.; LTV is lower than guideline maximum UW Guides maximum CLTV of 90.00%, loan qualified with CLTV of 63.18%

300192814	4f527085-4848-450c-9218-8f2a9597508a	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Finance Charge under disclosed (Exceeds $100 variance/threshold) for Purchase Transactions
The final Closing Disclosure reflects the Finance Charge as $XXX,XXX.XX vs actual Finance Charge of $XX.XX An under disclosure of $XX.XX which exceeds the $XX.XX x allowable tolerance for Purchase Transaction.
09/16/2016: The Borrowers Atty fee is not a finance charge because it is the borrowers choice. It is not required, and lender does not retain a portion of the fee
09/16/2016: Audit reviewed the Lender Rebuttal, and has determined that the Attorney fee was inadvertently included within prepaid finance charge. Finance Charge is not under disclosed. Condition rescinded.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.61%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 803; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 22.30 months reserves

300192814	056c1338-0b79-e611-9c05-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(w)	CB	B	B	Credit	Missing asset documentation
Missing asset documentation dated within X days of the initial application date for accounts X and X listed on the final loan application.  The bank statements in the loan file are dated XX/XX/XXXX which is over x days of the initial application date.  Additional conditions may apply.
															09/16/2016: lender guideline allows asset documents aged to 120 days.	09/23/2016: Audit acknowledges that the age of assets is outside of guidelines. Loan will be graded a B.09/16/2016: Exception is pending review from client.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.61%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 803; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 22.30 months reserves

300192814	a927836c-6d8b-4901-8894-ef5a744929e3	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)
Evidence of borrowers' receipt of initial CD X days prior to consummation was not provided. The initial CD is not dated within 3 days of the consummation date.  When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met.  E-Disclosure Tracking provided in file reflects initial CD was previewed on XX/XX/XXXX, however it does not specify that the Initial CD was e-signed or acknowledged by the borrowers on XX/XX/XXXX

09/16/2016: TRID rule is that the lender must deliver the initial CD 3 days before closing. TRID does not require borrower signing or acknowledgement. Our record showing borrower viewed the initial CD.

09/16/2016: Audit reviewed electronic log showing the disclosures, when they were provided and when the borrower accessed them, and has determined that sufficient evidence was provided reflecting initial CD was viewed and acknowledged at least 3 days prior to consummation. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.61%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 803; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 22.30 months reserves

300192814	99f6ae52-fa2c-4e77-82d8-f02699311fbc	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Amount Financed over disclosed (Exceeds $100 variance/threshold) for Purchase Transactions
The Amount Financed is over disclosed and exceeds the allowable XX.XX variance/threshold for Purchase Transactions.  The final Closing Disclosure reflects an Amount Financed of $XX.XX vs. actual  $XX.XX an over disclosure of  $XX.XX
09/16/2016: The Borrowers Atty fee is not a finance charge because it is the borrowers choice. It is not required, and lender does not retain a portion of the fee
09/16/2016: Audit reviewed the Lender Rebuttal, and has determined that the Attorney fee was inadvertently included within prepaid finance charge. Finance Charge is not under disclosed. Condition rescinded.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.61%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 803; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 22.30 months reserves

300192814	242460fc-7968-4791-901d-b2a3c6856514	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The License ID, Contact, Email and Phone of the Settlement Agent is missing.	09/21/2016: the amended CD, LOE were sent to borrower via US mail
09/21/2016: Audit review of revised CD includes all contact information required for the Lender, Broker, Real Estate Agents and Settlement Agent. Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated a 'B'. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.61%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 803; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 22.30 months reserves

300192814	6a8553e2-1079-e611-9c05-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		09/12/2016: CDA provided reflecting a value of $875,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.61%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 803; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 22.30 months reserves

300192814	68f0780d-0c79-e611-9c05-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing HUD-1 From Sale of Previous Property
Missing the final Seller CD from the sale of the borrower's previous primary residence.  The final CD in the loan file does not reflect the Seller's side of the CD which is the Borrower of this transaction.  Additional conditions may apply.
															09/16/2016: attached please find the CD on the departure property	09/16/2016: Audit reviewed executed CD from the sale of departure residence, and has determined that documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.61%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 803; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 22.30 months reserves

300217161	0881da2a-507b-e611-9c05-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		09/19/2016: A CDA report reflecting a value $1,775,000.00 which is a 0.00% variance was provided. Variance within acceptable tolerance. Condition Cleared			Disposable Income is higher than guideline minimum Disposable income of $27,259.00.; DTI is lower than guideline maximum DTI of 22.58%.; LTV is lower than guideline maximum LTV of 57.75%
300217161	8b673722-f960-4056-99dd-5085a4f56fcd	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)
Missing evidence of borrower receipt of Initial Closing Disclosure X business days prior to consummation. The initial Closing Disclosure, when factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met.
09/20/2016: Please find uploaded eDelivery confirmation for initial CD delivered and viewed by Borrower same day
09/20/2016: Audit reviewed electronic log showing the disclosures, when they were provided and when the borrower accessed them, and has determined that sufficient evidence was provided reflecting initial CD was viewed and acknowledged at least 3 days prior to consummation. Condition cleared.
Disposable Income is higher than guideline minimum Disposable income of $27,259.00.; DTI is lower than guideline maximum DTI of 22.58%.; LTV is lower than guideline maximum LTV of 57.75%
300217161	dccebdd9-68e6-49aa-a5dc-71dfbda99d22	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Affiliated Business Disclosure not provided within 3 business days of application date.	The affiliated business disclosure was not provided within X days of the application date.	09/20/2016: Please find uploaded via page X of XX the affiliated business arrangement. Also find signature page	09/20/2016: Audit review of Affiliated Business Disclosure submitted is within three days of application date. Documentation submitted is deemed acceptable, condition cleared.			Disposable Income is higher than guideline minimum Disposable income of $27,259.00.; DTI is lower than guideline maximum DTI of 22.58%.; LTV is lower than guideline maximum LTV of 57.75%
300217161	ac0ae03f-15ca-4bba-aabc-9e0beb74d799	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	HUD Homeownership Counseling Disclosure not provided within 3 days of application	Please provide the Homeownership Counseling Disclosure provided to the borrower within X days of the application date.	09/20/2016: Please find housing counseling page XX of XX	09/20/2016: Audit review of Homeownership Counseling Disclosure submitted is within three days of application date. Documentation submitted is deemed acceptable, condition cleared.			Disposable Income is higher than guideline minimum Disposable income of $27,259.00.; DTI is lower than guideline maximum DTI of 22.58%.; LTV is lower than guideline maximum LTV of 57.75%
300217161	78bc0839-ee72-455f-81e5-ce52d989ce84	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Initial LE not provided within 3 standard business days of application	The initial LE is required to be provided to the borrower within 3 standard business days of application. The Initial LE is dated x/x/x and the application date is XX/XX/XXXX.	09/20/2016: please find uploaded initial LE and evidence of Edelivery
09/20/2016: Audit reviewed print screen verification of initial LE dated 0XX/XX/XXXX, as well as the initial LE provided, and has determined that documentation submitted is deemed acceptable. Condition cleared.
Disposable Income is higher than guideline minimum Disposable income of $27,259.00.; DTI is lower than guideline maximum DTI of 22.58%.; LTV is lower than guideline maximum LTV of 57.75%
300217161	989b080a-a69f-48db-be3e-fa3d8b8e61a6	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing seller’s Closing Disclosure	Seller closing disclosure is missing from the file.	09/27/2016: seller's CD	09/27/2016: Audit reviewed executed Seller CD, and has determined that documentation submitted is deemed acceptable. Condition cleared.			Disposable Income is higher than guideline minimum Disposable income of $27,259.00.; DTI is lower than guideline maximum DTI of 22.58%.; LTV is lower than guideline maximum LTV of 57.75%
300217161	a48fc01d-507b-e611-9c05-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to obtain Credit Report	The credit report is missing from the file. Additional conditions may apply.	09/20/2016: Please find uploaded the credit report for the subject loan	09/20/2016: Audit reviewed the Credit Report, and has determined that the documentation submitted is deemed acceptable. Condition cleared.			Disposable Income is higher than guideline minimum Disposable income of $27,259.00.; DTI is lower than guideline maximum DTI of 22.58%.; LTV is lower than guideline maximum LTV of 57.75%
300217161	7f1c5471-657b-e611-9c05-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Rate Lock Agreement	The Rate Lock Agreement is missing from the file.	09/20/2016: please find in lieu of rate lock confirmation lenders system notes confirming rate lock	09/20/2016: Audit reviewed print screen confirmation of rate lock, and has determined that documentation submitted is deemed acceptable. Condition cleared.			Disposable Income is higher than guideline minimum Disposable income of $27,259.00.; DTI is lower than guideline maximum DTI of 22.58%.; LTV is lower than guideline maximum LTV of 57.75%
300217161	a73a899c-3ff7-4e01-b105-b2234a0431b1	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for General Information section not present in C.D.	Seller's address is missing from the final CD.	09/23/2016: LOE, amended CD sent to borrower via US mail
09/23/2016: Audit review of missing General Information on CD was corrected on final CD and is a non-material grade B. Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated a 'B' for all agencies. Condition cleared.
Disposable Income is higher than guideline minimum Disposable income of $27,259.00.; DTI is lower than guideline maximum DTI of 22.58%.; LTV is lower than guideline maximum LTV of 57.75%
300217161	bb7f7c3c-6bc7-4379-bc36-b518434cec58	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Special Information Booklet not provided within 3 business days of application date.
Special information booklet/Home loan Toolkit not provided in file. Please provide documentary evidence, such as a screen print, a list of disclosures that are automatically generated by a document system showing the date of the package sent to the borrower. Additional conditions may apply.
															09/20/2016: find special information uploaded with Affiliate Business suspense	09/20/2016: Audit review of Special information booklet/Home loan Toolkit submitted is within three days of application date. Documentation submitted is deemed acceptable, condition cleared.			Disposable Income is higher than guideline minimum Disposable income of $27,259.00.; DTI is lower than guideline maximum DTI of 22.58%.; LTV is lower than guideline maximum LTV of 57.75%
300217161	93b3d42e-f075-4436-80c5-ef8fc82bfadb	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The NMLS License Number of the Settlement Agent is missing.	09/23/2016: LOE, amended CD sent to borrower via US mail
09/23/2016: Audit review of revised CD includes all contact information required for the Lender, Broker, Real Estate Agents and Settlement Agent. Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated a 'B'. Condition cleared.
Disposable Income is higher than guideline minimum Disposable income of $27,259.00.; DTI is lower than guideline maximum DTI of 22.58%.; LTV is lower than guideline maximum LTV of 57.75%
300217161	af5d80d5-d067-4daf-a152-c3f59dbbabc4	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	Provide WLSP dated within 3 days of initial LE dated XX/XX/XXXX.	09/21/2016: Please find uploaded Federal State and Compliance document which includes the WLSP (p48) along with eDelivery confirm	09/21/2016: Audit reviewed WLSP dated XX/XX/XXXX, and has determined that the WLSP and is showing relevant provider information. Documentation is deemed acceptable. Condition cleared.			Disposable Income is higher than guideline minimum Disposable income of $27,259.00.; DTI is lower than guideline maximum DTI of 22.58%.; LTV is lower than guideline maximum LTV of 57.75%
300217161	99110d16-8b7b-e611-9c05-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to Verify Sale of Previous Property	HUD-1 from the sale of previous residence is not signed.
09/27/2016: CD on the outgoing property09/21/2016: The lender’s payment history (previously provided) identifies a paid in full amount of $XXX,XXX.XX,XXX.XX for borrower’s previous. In lieu of a certified copy of the HUD for previous would reviewer find documentation provided acceptable to remedy open suspense item as loan file provides evidence of XXXK accounts for reserves. As well Cash to seller is listed at $XXX,XXX.XX(listed on settlement statement) after pay-off of $XXX,XXX.XX (pay-off amount can be verified by Lender’s payment history)09/20/2016: attached please find county record showing the previous property was sold at $XXX,XXX.09/20/2016: find uploaded pay of statement, HUD for previous, Zillow search

09/27/2016: Audit reviewed executed copy of CD for departure property, and has determined that "cash back" reflects $551,811.18. Sufficient evidence of Reserves was provided. Condition cleared. 09/21/2016: Audit reviewed the Lender Rebuttal, and has determined that evidence of "cash back" from the sale of the departure residence is required. Provide the wire transfer from the proceeds of this sale to the purchase of subject property OR an executed or true certified copy of the CD. Condition remains. 09/20/2016: Audit reviewed the Lender Rebuttal, and has determined that the SALE of the property is NOT in dispute. However, evidence of reserve amount was not provided. Provide true certified or executed copy of the HUD-1/CD or deposit slip to verify cash back from departure residence which was required for Reserves on subject loan. Condition remains. 09/20/2016: Audit reviewed evidence for sale of previous residence, and has determined that sufficient evidence of the sale was provided. However, missing true certified or executed copy of the HUD-1/CD to verify cash out which was required for Reserves on subject loan. Condition remains.
Disposable Income is higher than guideline minimum Disposable income of $27,259.00.; DTI is lower than guideline maximum DTI of 22.58%.; LTV is lower than guideline maximum LTV of 57.75%
300217161	a0065530-0d68-42d9-acea-85a7bdab7fd5	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Revised LE provision timing requirement to consummation not met	The re-disclosed LE reflects a Date Issued of XX/XX/XXXX Mailbox Rule/Presumed Receipt is applied and borrower was not in receipt of re-disclosed LE x specific business days prior to consummation.	09/21/2016: the final LE was emailed to borrower. attached please find lender's electronic record.
09/21/2016: Audit review of print screen reflects borrower opened and received LE same day verified by e-signature, documentation submitted is deemed acceptable. Borrowers received the LE within 3 days prior to the loan consummation. Condition cleared.
Disposable Income is higher than guideline minimum Disposable income of $27,259.00.; DTI is lower than guideline maximum DTI of 22.58%.; LTV is lower than guideline maximum LTV of 57.75%
300204282	76888734-a885-e611-98c2-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided		09/29/2016: A CDA report reflecting a value $1,275,000.00 which is a 0.00% variance was provided. Variance within acceptable tolerance. Condition Cleared
300204282	6b18ba82-0258-4ee3-8156-88027bd7f14d	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The NMLS License Number, email and phone number of the Settlement Agent are missing.	10/05/2016: amended CD, LOE sent to borrower via US mail
10/05/2016: Audit review of missing CD Contact Information, other than Lender or Broker NMLS or Settlement Agents license number (if required by State), is a non-material grade B. Loan will be rated a 'B' for all agencies. Condition cleared.

300204282	eaa022fe-b086-e611-98c2-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	The County Deed Tax and State Deed Tax reflected in section E of the final Closing Disclosure does not list the Payee for each fee.	10/05/2016: amended CD, LOE sent to borrower via US mail
10/05/2016: : Audit review of revised CD includes payee to all fees in Sections E,  and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a Fitch 'B'.  Condition cleared.

300193891	09520e34-26db-404c-be63-0d81eefad37c	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated 07/05/2016 reflects an Appraisal Fee of $562.00 with no resulting CoC for any subsequent disclosures. The final CD reflects an Appraisal Fee of $1,249.00 resulting in a $687.00 refund due for cure. Lender credit for $562.00 in Section J of final CD is an insufficient cure. A remaining refund of $125 is due for cure.
09/15/2016: Please find uploaded evidence of refund
09/15/2016: Audit review of revised CD, copy of check for cure of $687, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a Fitch 'B'. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.72%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 793; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 20.70 months reserves

300193891	167ca9ca-2071-e611-9c05-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing copy of title	Title was not provided in file.	09/09/2016: please find uploaded the title commitment	09/09/2016: Audit reviewed Title Commitment, and has determined that documentation submitted is deemed acceptable. Final CD reflects correct insured Title Insurance amount. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.72%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 793; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 20.70 months reserves

300193891	b2419c8d-3e50-4033-af56-ee2f3b77211e	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Initial Escrow Account Disclosure	Initial Escrow Account Disclosure was not provided in file.	09/09/2016: find uploaded the initial escrow account disclosure statement	09/09/2016: Audit reviewed executed Initial Escrow Account Disclosure, and has determined that documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.72%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 793; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 20.70 months reserves

300193891	7da452e6-1f71-e611-9c05-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		09/02/2016: A CDA report reflecting a value $1,050,000.00 which is a 0.00% variance was provided. Variance within acceptable tolerance. Condition Cleared
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.72%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 793; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 20.70 months reserves

300193891	e3db1e7c-7371-e611-9c05-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing rate lock verification	Rate Lock Agreement was not provided in file.	09/09/2016: find uploaded lenders system notes in lieu of rate lock confirmation evidencing rate lock information	09/09/2016: Audit reviewed print screen evidence of Rate Lock, and has determined that documentation submitted is deemed acceptable. Rate Locked on 07/05/2016. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.72%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 793; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 20.70 months reserves

300188980	ae50d075-395f-e611-b595-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Sufficient RESPA Cure provided on HUD-1	Final closing disclosure reflects a tolerance cure in the amount of $160 paid to the borrower for a Lender Inspection charge cure.
08/10/2016: Final closing disclosure reflects a tolerance cure in the amount of $XXX paid to the borrower for a Lender Inspection charge cure. Loan will be graded an A for all agencies except for Fitch with a grade of B.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.739%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 738; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  29.48 months reserves

300188980	7d6dd62b-045f-e611-b595-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.
WLSP is not found in the file is missing a detailed list of services which corresponds to the LE for services the borrower is permitted to shop for.  Title - Courier Service, Title - CPL and Title - Lender Coverage were not itemized on the WLSP and at least one available provider was not reflected for the borrower to shop for these services.
08/10/2016: Services provided on WLSP were not itemized. Audit calculated section C fees and are within 10% tolerance for worst case scenario. Loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.739%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 738; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  29.48 months reserves

300188980	43063156-78bc-452f-9422-c022fc2ad70d	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The missing field name email address of the Borrowers Real Estate Broker is missing.
08/30/2016: Please find uploaded revised CD and letter of explanation of changes sent via regular mailThe borrower's Real Estate Borrower's e-mail address is missing from the contact information section of the Closing Disclosure however the information section does provide a phone number. The omission of the email address does not cause harm to the borrower. The borrower has a phone number to use if in need to contact the broker.

08/30/2016: Audit review of revised CD includes contact information required for the Lender, Broker, Real Estate Agents and Settlement Agent. Notification of the error (i.e., the letter to borrower) and lender sent postal so no tracking available. Loan will be rated a 'B' for all agencies. Condition cleared.08/15/16:The email address for the real estate broker is required. Please provide a corrected CD, LOE and evidence of delivery to the borrower. Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.739%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 738; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  29.48 months reserves

300188980	3b5a9110-035f-e611-b595-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Purchase Contract	The purchase agreement is missing from the loan file. Additional conditions may apply.		08/15/16: Lender provided a copy of the purchase agreement. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.739%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 738; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  29.48 months reserves

300188980	001b8dad-025f-e611-b595-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in file.		08/10/2016: CDA provided reflecting a value of $635,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.739%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 738; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  29.48 months reserves

300217160	e2d9e3de-0486-4332-92b9-eeedef88149e	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing borrower’s documented Intent to Proceed	The Borrower's Intent to Proceed is missing from the file.	09/22/2016: please find uploaded intent to proceed dated XX/XX/XXXX
09/23/2016: Audit reviewed print screen, and has determined that the Intent to Proceed date is XX/XX/XXXX. Condition cleared.09/22/2016: Audit reviewed print screen for Intent to Proceed, and has determined that the "ITP" (Intent to Proceed) Date is missing. Condition remains.
DTI is lower than guideline maximum DTI of 37.78%; LTV is lower than guideline maximum LTV of 68.38%; Reserves are higher than guideline minimum Reserves of 19.90 months
300217160	7f61021e-7a7b-e611-9c05-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.	09/21/2016: Exterior-Only Inspection Residential Appraisal Report	09/21/2016: A CDA report reflecting a value $1,220,000.00 which is a -4.84% variance was provided. Variance within acceptable tolerance. Condition Cleared.			DTI is lower than guideline maximum DTI of 37.78%; LTV is lower than guideline maximum LTV of 68.38%; Reserves are higher than guideline minimum Reserves of 19.90 months
300217160	c1014c07-767b-e611-9c05-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to obtain Credit Report	The credit report is missing from the file except for x pages with the mortgage information.	09/22/2016: Please find uploaded credit report	09/22/2016: Audit reviewed Credit Report, and has determined that documentation submitted is deemed acceptable. Condition cleared.			DTI is lower than guideline maximum DTI of 37.78%; LTV is lower than guideline maximum LTV of 68.38%; Reserves are higher than guideline minimum Reserves of 19.90 months
300217160	fd3c814b-acfc-425f-90ac-cdd7ae1c4092	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided	The Notice to Home Loan Applicant & consumer Score Disclosure is missing from the file.	09/22/2016: Find uploaded notice to home loan applicant and consumer credit score disclosure	09/22/2016: Audit review of Notice to Home Loan Applicant & consumer Score Disclosure documentation submitted is deemed acceptable. Condition cleared.			DTI is lower than guideline maximum DTI of 37.78%; LTV is lower than guideline maximum LTV of 68.38%; Reserves are higher than guideline minimum Reserves of 19.90 months
300217160	3a16b8e3-194b-4b7b-8906-b0a643ad3413	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing E Consent Disclosure	Please provide copy of signed E-Sign consent form giving the lender permission to provide documents electronically.	09/22/2016: Please find uploaded eDelivery consent given XX/XX/XXXX	09/22/2016: Audit reviewed print screen for "Consent to Receive Electronic Disclosures", documentation submitted was accepted by borrower dated XX/XX/XXXX and is deemed acceptable. Condition cleared.			DTI is lower than guideline maximum DTI of 37.78%; LTV is lower than guideline maximum LTV of 68.38%; Reserves are higher than guideline minimum Reserves of 19.90 months
300247535	5689dfec-cadc-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Verification of Taxes and Insurance amounts for Rental Property	Verification of taxes and insurance for the borrowers' rental property was not provided in the file.		01/20/17: Lender provided the escrow analysis for the rental property. Condition cleared.
 DTI is lower than guideline maximum UW guides maximum DTI of 43%; loan qualified with DTI of 26.90%; FICO is higher than guideline minimum UW guides require FICO of 680; loan qualified with FICO of 732; Years in Field The Co-Borrower has 13 years in field.

300247535	8e122acd-349e-4f9b-8a49-b66236d883ac	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure X Contact Information section is incomplete. The Real Estate Broker (B) Phone ; Real Estate Broker (S) MA License ID is missing.		01/20/17: Lender provided the corrected CD within 60 days of consummation and LOE to the borrower. Condition cleared.
 DTI is lower than guideline maximum UW guides maximum DTI of 43%; loan qualified with DTI of 26.90%; FICO is higher than guideline minimum UW guides require FICO of 680; loan qualified with FICO of 732; Years in Field The Co-Borrower has 13 years in field.

300247535	0896ef02-9bdd-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing appraisal completion certificate (442)	Missing Form X / X Documentation provided in file is dated prior to initial appraisal on subject property.
01/20/17: Lender provided a corrected appraisal showing the property value "as is" dated 11/08/16. Assumes clear and marketable title.  No liability is assumed for structural or mechanical defects as compared the initial appraisal showing Assumes clear and marketable title. No liability is assumed for structural or mechanical defects. Subject to review of a fully executed sales contract.   Condition cleared.

 DTI is lower than guideline maximum UW guides maximum DTI of 43%; loan qualified with DTI of 26.90%; FICO is higher than guideline minimum UW guides require FICO of 680; loan qualified with FICO of 732; Years in Field The Co-Borrower has 13 years in field.

300247535	69928eac-cbdc-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the file.		1/19/2017: CDA provided reflecting reconciled value of $770,000 at 0% variance is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW guides maximum DTI of 43%; loan qualified with DTI of 26.90%; FICO is higher than guideline minimum UW guides require FICO of 680; loan qualified with FICO of 732; Years in Field The Co-Borrower has 13 years in field.

300218131	dfefea67-3eac-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Third Party Fraud Tool (Report)
The file is missing a third party fraud report. Guidelines require an industry standard fraud report be provided with the closed loan file along with any supporting document based on fraud report findings. Additional conditions may apply.
11/30/2016 Audit reviewed the third party fraud tool and all red flags are cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 795; LTV is lower than guideline maximum UW Guides maximum LTV of 85%, loan qualified with CLTV of 65.00%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 59.50months reserves

300218131	b6cad230-2218-4a3f-8fb9-8ad1c01d528e	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing corresponding W.L.S.P. for Initial L.E. in File DID SHOP Fee (Section C)	The WLSP corresponding to the initial LE is missing from the loan file.		11/23/16: Lender provided a valid WLSP that corresponds to the initial LE. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 795; LTV is lower than guideline maximum UW Guides maximum LTV of 85%, loan qualified with CLTV of 65.00%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 59.50months reserves

300218131	ff3f7a93-3dac-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in the loan file.		11/23/16: CDA reflecting a value of $716,000.00 which is a -0.0% variance. Condition Cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 795; LTV is lower than guideline maximum UW Guides maximum LTV of 85%, loan qualified with CLTV of 65.00%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 59.50months reserves

300188856	c1e98738-1d5f-e611-b595-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.		08/10/2016: A CDA report reflecting a value $1,295,000.00 which is a 0.009% variance was provided. Variance within acceptable tolerance. Condition Cleared
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 90.00%, loan qualified with CLTV of 61.20%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 793; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 28.50 months reserves

300188856	bae35bca-405f-e611-b595-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing copy of title
- Missing copy of the prelim title for XXXX (Prelim in file does not reflect the amount of the insurance. Lender requires that initial title report correctly reflects the information that will ultimately be on the title policy.)
08/15/2016: Received commitment with correct loan amount. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 90.00%, loan qualified with CLTV of 61.20%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 793; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 28.50 months reserves

300188856	fca2604d-1d5f-e611-b595-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	B	B	CB	B	B	Credit	Missing verbal verification of employment
The VVOE was not obtained within X business days prior of note date. The file is missing the VVOE for the borrower. Per Appendix Q, a creditor must verify the consumer’s employment to be classified as a Qualified Mortgage.
08/15/2016: Please find uploaded verbal verification of employment. Although completed post closing the verification confirms borrower was employed with current employer at time of loan closing.
08/15/2016: Audit acknowledges that the WVOE, dated XX/XX/XXXX, documentation submitted was not within 10 days prior to the Note date, however a verbal verification of employment was also provided dated AFTER the Note date.  Loan will be rated a B. 08/15/2016: WVOE in file within 30 days of loan consummation. Condition does NOT fail QM.  Missing VVOE within 10 days of the Note date per lender guidelines.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 90.00%, loan qualified with CLTV of 61.20%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 793; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 28.50 months reserves

300188856	b8915612-405f-e611-b595-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Closing Disclosure document error	The Application Fee to Lender Affiliate in section A of the final Closing Disclosure does not list the Payee for the fee.
08/23/2016: After further review by lender compliance it has been stated that...Regulation Z does not require the creditor to identify the payee for any origination charges with the exception of any compensation paid to a third party loan originator so we should not be identifying any payee. See Regulation Z, §1026.38(f)(1). This is because all other charges are paid to the creditor.

08/23/2016: Audit consulted with Compliance, and has determined that the fees in Section A are always presumed paid to the lender. Payee is not required to be listed, unless the fee is paid to another entity such as a broker or an affiliate fee. If that is the case, then the broker or affiliate company name is required as payee, regardless of what column the fee is listed in.  Subject loan does not require a payee. Condition cleared.  08/15/2016: Audit reviewed updated CD, but the original condition still stands.  Lender did not update the payee info in Section A.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 90.00%, loan qualified with CLTV of 61.20%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 793; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 28.50 months reserves

300188856	57750505-415f-e611-b595-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Changed Circumstance form	Missing corresponding COC for LE dated XX/XX/XXXX as the rate has increased from X.X TO X.X The file is missing evidence of a valid change of circumstance.
08/15/2016: This loan was floating with a loan amount of $XXX,XXX.XX on X/XX the loan amount was decreased to $XXX,XXX.XX. Because the loan was floating on X/X at X.XX% on X/XX with the loan amount decreased the floating rate was then adjusted to reflect the current market rate of X.XXX%. If rates are floating the borrower is subject to market conditions.

08/15/2016: Audit found the initial rate lock on page 613 to coincide with LE. The next lock agreement was for the lock extension. Also, since rate lowered a COC is not required for subsequent LE showing lower rate.  Condition cleared. 08/15/2016: Audit reviewed the lender rebuttal and lock form / LE's located in the loan file and found some discrepancies. There is an LE showing the loan was locked as of X/X, but the lock form in file says it wasn’t locked until X/X.  I also have a lower rate on later LE dated X/XX. Please provide lock form for X/X. Need to evidence the LE was provided within 3 days of lock.  Also, need to know what rate it was locked at on XX/XX/XXXX then when the rate changed to validate the LE was provided within 3 days of that change on XX/XX/XXXX

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 90.00%, loan qualified with CLTV of 61.20%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 793; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 28.50 months reserves

300188856	0395546d-405f-e611-b595-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	WLSP is missing a detailed list of services which corresponds to the LE for services the borrower is permitted to shop for.		08/10/2016: Services provided on WLSP were not itemized. Audit calculated section C fees and are within XX% tolerance for worst case scenario. Loan will be rated a B for all agencies.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 90.00%, loan qualified with CLTV of 61.20%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 793; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 28.50 months reserves

300188856	20b9f065-9cc4-4459-8a25-4a0b71493ac9	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The Settlement Agent License ID is missing.		08/15/2016: Lender corrected clerical error within 60 days of the note date. Loan will be rated a B.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 90.00%, loan qualified with CLTV of 61.20%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 793; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 28.50 months reserves

300188851	37f192ac-b059-e611-86f5-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing corresponding C.O.C for most Recent L.E/C.D. in File
Missing corresponding COC for LE dated XX/XX/XXXX as the rate has increased from XX.XX to XX.XX  In addition, missing corresponding COC for LE dated XX/XX/XXXX as the Title-Closing Fee has increased from XX.XX to XX.XX and the Lender Credit of x.x was removed. The file is missing evidence of a valid change of circumstances.

08/08/2016: Increase in rate from 3.75% to 3.81% was a result of borrower rate lock. Lender’s change history has listed as float to straight lock on 5/18. In addition Lenders change history has listed Title-closing fee from 650.00 to 655.00. The fee has been identified as a service the borrower can shop for and therefore not subject to tolerance. The lender credit was removed as a result of the rate lock. Change history uploaded
08/08/2016: Audit reviewed print screen for Change History, and has determined that documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.19%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 779; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 48.60 months reserves

300188851	b7f6e362-af59-e611-86f5-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		08/03/2016: A CDA report reflecting a value $594,000.00 which is a 0.00% variance was provided. Variance within acceptable tolerance. Condition Cleared
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.19%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 779; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 48.60 months reserves

300188851	50825b5e-535a-e611-86f5-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing verbal verification of employment	The VVOE was not obtained within X business days of note date.	08/10/2016: exception granted by client, please see attached	08/10/2016: Audit re-analyzed VVOE within the loan file, and has determined it was provided within 10 business day of the Note date. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.19%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 779; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 48.60 months reserves

300188851	410e760e-af59-e611-86f5-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Closing Disclosure document error	The Application Fee reflected in section A of the final Closing Disclosure does not list the Payee for the fee. Affiliates name was not provided.
08/23/2016: Per Lender's compliance review Regulation Z does not require the creditor to identify the payee for any origination charges with the exception of any compensation paid to a third party loan originator so we should not be identifying any payee. See Regulation Z, §1026.38(f)(1). This is because all other charges are paid to the creditor.08/17/2016: The Direct Bill invoice identifies the fees paid by other are payable to Lender. The direct bill invoice provide notice at bottom of page for payment by biller to Investor for Lender08/16/2016: The subject loan is a retail and not a broker loan. The affiliate business arrangement disclosure states lender as having XX.XX% ownership in broker.

08/23/2016: Audit consulted with Compliance, and has determined that the fees in Section A are always presumed paid to the lender. Payee is not required to be listed, unless the fee is paid to another entity such as a broker or an affiliate fee. If that is the case, then the broker or affiliate company name is required as payee, regardless of what column the fee is listed in.  Subject loan does not require a payee. Condition cleared.   08/17/2016: Audit reviewed documentation submitted, and has determined that a revised CD with payee, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification is required. Condition remains active.08/16/2016: Audit consulted with Compliance, and has determined that the fees in Section A do not require the payee to be listed IF the borrower is paying the fee. However, the CD reflects "Paid by Others" and is therefore required. Provide a revised CD adding the payee to Section A fee for Application, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification. Condition remains active.08/15/16: Lender provided a copy of the shipping label, LOE to the borrower and CD. However, the CD does not reflect the payee in section A. Condition maintained.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.19%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 779; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 48.60 months reserves

300188851	27189dfe-7c18-4ceb-820e-01ef32d66f5b	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided	Notice to Home Loan Applicant & Consumer Score Disclosure not provided in file.	08/08/2016: FACTA	08/08/2016: Audit review of Notice to Home Loan Applicant & Consumer Score Disclosure documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.19%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 779; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 48.60 months reserves

300188851	426d2116-fccf-44ce-a5e1-e967884c0a77	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing borrower’s documented Intent to Proceed	Missing Intent to Proceed.	08/08/2016: ITP
08/08/2016: Audit reviewed print screen for the "Notice of Intent to Proceed with Loan Application", documentation submitted was accepted by borrower dated XX/XX/XXXX and is deemed acceptable. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.19%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 779; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 48.60 months reserves

300199285	81547737-0796-4ee7-8f09-94cfe305cda2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error
The final Closing Disclosure Contact Information section is incomplete.  The Settlement Agents License ID is missing. The Broker for the buyer and seller are missing the e-mail and phone number sections on the final CD. A Post Closing CD provided in the loan file reflects the Settlement Agents License ID. However is still missing the buyer's and seller's e-mail and phone number.
09/08/2016: corrected CD, LOE sent to borrower by US mail
09/08/2016: Audit review of revised CD includes all contact information required for the Lender and Settlement Agent. Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated a 'B'. Condition cleared.

300199285	3629b139-4671-e611-9c05-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided		09/04/16: CDA reflecting a value of $1,325,00 which is a -0.0% variance. Condition Cleared.
300199285	415ae331-3409-454f-bcf1-37d6fe2cd6e1	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)
Missing evidence of borrower receipt of Initial Closing Disclosure X business days prior to consummation. The initial Closing Disclosure is dated XX/XX/XXXX which is X days from the date of consummation. When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met.
09/08/2016: the initial CD was sent by email which was delivered the same day it was issued,
09/08/2016: Audit review of print screen reflects borrower opened and received CD same day verified by e-signature, documentation submitted is deemed acceptable. Borrowers received the initial Closing Disclosure within 3 days prior to the loan consummation. Condition cleared.

300199285	dcd9fac1-dc1a-4147-ba19-3a4d3968a576	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing seller’s Closing Disclosure	Missing the sellers Closing Disclosure.	09/08/2016: seller CD attached	09/08/2016: Audit reviewed executed and T&C copy of Seller CD, and has determined that documentation submitted is deemed acceptable. Condition cleared.
300188976	73c4faf6-6811-4ed3-9c27-41485749d49c	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	WLSP provided in the loan file was not dated within X days of the loan application.		09/29/2016: Audit calculated section C fees and are within XX% tolerance for worst case scenario. Loan will be rated a B for all agencies.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 90.00%, loan qualified with CLTC of 43.15%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 734; Years on Job Borrower has 11 years on job

300188976	290e1965-a085-e611-98c2-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Missing asset documentation
The lender's guidelines require documentation that is not greater than X days old.  The account statements provided in the loan file for the borrower's investment and retirement accounts are greater than x days old.

10/03/2016:  The Lenders guidelines state with the exception of the credit report, all documents must be dated no more than 120 days prior to the Note date.  Bank statements are within 120 days.  Condition rescinded.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 90.00%, loan qualified with CLTC of 43.15%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 734; Years on Job Borrower has 11 years on job

300188976	25e9ae61-17ea-44c1-be39-90245c67eec4	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)
Evidence of borrower's receipt of initial CD X days prior to consummation was not provided. The initial CD is not dated within X days of the consummation date.  When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met.
10/03/2016: Received evidence Borrower's acknowledged initial CD 4 days prior to consummation. Timing requirement met. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 90.00%, loan qualified with CLTC of 43.15%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 734; Years on Job Borrower has 11 years on job

300188976	800836ae-a085-e611-98c2-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Missing income documentation	The lender's guidelines require documentation that is not greater than X days old. The most recent paystub provided in the loan file for the primary borrower is greater than X days old.
10/03/2016:  The Lenders guidelines state with the exception of the credit report, all documents must be dated no more than 120 days prior to the Note date.  Paystub is within 120 days.  Condition rescinded.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 90.00%, loan qualified with CLTC of 43.15%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 734; Years on Job Borrower has 11 years on job

300188976	ecc39d9a-5c86-e611-98c2-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Originator employment with Origination Company from application does not match NMLS result	Origination employment with Origination Company from application does not match NMLS result.		10/03/2016: Originator employed by Origination Company XX/XX/XXXX - XX/XX/XXXX Application date XX/XX/XXXX. Condition rescinded.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 90.00%, loan qualified with CLTC of 43.15%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 734; Years on Job Borrower has 11 years on job

300188976	baca87c4-f72f-466b-b5d8-232fab710d0e	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing E Consent Disclosure	Provide an executed copy of the Consent to Receive Communications Electronically, (E Consent) disclose for the borrowers.		10/03/2016: Received evidence of E Consent. Condition cleared
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 90.00%, loan qualified with CLTC of 43.15%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 734; Years on Job Borrower has 11 years on job

300188976	6bbcdd3b-8927-4040-affc-55a1ce83ca67	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Affiliated Business Disclosure not provided within 3 business days of application date.	Affiliated Business Disclosure not provided within X business days of application date.		10/03/2016: Received evidence Borrower was provided Affiliated Business Disclosure within 3 days of application date. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 90.00%, loan qualified with CLTC of 43.15%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 734; Years on Job Borrower has 11 years on job

300188976	427073e3-9f85-e611-98c2-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.		09/29/2016: A CDA report reflecting a value $1,510,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 90.00%, loan qualified with CLTC of 43.15%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 734; Years on Job Borrower has 11 years on job

300188976	b5fa6b43-e53b-4c60-92f3-7d31861bf07b	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing corresponding W.L.S.P. for Initial L.E. in File DID SHOP Fee (Section C)	Missing WLSP to correspond with Initial LE dated XX/XX/XXXX		10/03/2016: Received evidence Borrower was provided with the corresponding WLSP for initial LE within 3 days of application date. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 90.00%, loan qualified with CLTC of 43.15%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 734; Years on Job Borrower has 11 years on job

300188976	e1077092-bde8-46ac-a0f4-292edb9c9583	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	HUD Homeownership Counseling Disclosure not provided within 3 days of application	HUD Homeownership Counseling Disclosure not provided within 3 days of application.		10/03/2016: Received evidence Borrower was provided with the HUD Homeownership Counseling Disclosure within 3 days of application date. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 90.00%, loan qualified with CLTC of 43.15%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 734; Years on Job Borrower has 11 years on job

300193017	d494dff1-f0a1-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.	11/07/2016: CDA	11/07/2016: A CDA report reflecting a value $859,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.51%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 768; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 47.60 months reserves

300193017	52ab61a2-f3a1-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Missing asset documentation
The maximum age of asset documentation is X days.  The account statements provided in the file for the borrower's checking account listed first on the loan application, the borrower's savings account listed second on the loan application, and the borrower's investment account have expired.  Account statements that do not exceed the x day requirement must be provided.
11/07/2016: Lender guideline allows asset documents aged 120 days from closing.
11/09/2016: Audit consulted with Client, condition rescinded. 11/07/2016: Audit reviewed the Lender Rebuttal, and has determined that this is a "Client Overlay Exception, Client to Review - Age of credit, asset, and income docs is max 90 days from the Note". Pending Client Review. Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.51%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 768; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 47.60 months reserves

300193017	9b181dff-67d9-4ec8-b090-129b276708c3	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing borrower’s documented Intent to Proceed	Borrower's documented Intent to Proceed was not provided in file.	11/07/2016: the ITP was given and recorded on XX/XX/XXXX
11/07/2016: Audit reviewed print screen for "Notice of Intent to Proceed with Loan Application", documentation submitted was accepted by borrower dated XX/XX/XXXX and is deemed acceptable. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.51%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 768; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 47.60 months reserves

300193017	aab9ab1a-1eb3-43a6-bb4b-cd040ee009de	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Appraisal Fee in section B of the Closing Disclosure does not reflect the name of the service provider.  Additionally, the Appraisal Fee of $XX.XX reflected in section B of the final Closing Disclosure was not accurately disclosed.  According to the invoice provided in the file, the Appraisal Fee was $XX.XX and the Appraisal Management Fee was $XX.XX This breakdown must be reflected in section B of the Closing Disclosure.  Please note that a letter of explanation to the borrower must also be issued.
															11/07/2016: please refer to highlight on page X of XX FR 51116. It's optional to list the AMC.	11/07/2016: Audit consulted with Compliance, and has determined that the finding is invalid. Condition rescinded.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.51%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 768; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 47.60 months reserves

300193503	de049093-1622-442b-9d6c-6678cf7f704a	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)
Missing evidence of borrower receipt of Initial Closing Disclosure x business days prior to consummation.  When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met.
08/20/2016: Please find uploaded lenders confirmation of e-Delivery for initial Closing Disclosure. Confirmation provides evidence of Cd posted on XX/XX/XXXX and borrower viewed same day XX/XX/XXXX
08/20/2016: Audit reviewed electronic log showing the disclosures, when they were provided and when the borrower accessed them, and has determined that sufficient evidence was provided reflecting initial CD was viewed and acknowledged at least 3 days prior to consummation. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.23%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 711; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 28.60 months reserves

300193503	e5b2a5cb-3d6d-e611-9c05-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing 1008 or Underwriter Approval	XX.XX Was not provided in file.	08/30/2016: 1008	08/30/2016: Audit reviewed Underwriting Worksheet, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.23%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 711; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 28.60 months reserves

300193503	f593bdeb-c36b-e611-9c05-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		08/28/2016: A CDA report reflecting a value $1,035,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.23%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 711; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 28.60 months reserves

300193503	d39433b2-dbaf-40af-9fad-e6a7b0df389d	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Acknowledgement by all parties with a vested interest not documented	The final Closing Disclosure was not acknowledged by all parties with vested interest.	09/16/2016: signed final CD	09/16/2016: Audit reviewed executed final CD, and has determined that all parties with a vested interest signed the document. Documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.23%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 711; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 28.60 months reserves

300193503	caf503cb-da49-4841-9544-1567f25b3997	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The NMLS License Number/CA License ID and/or Contact NMLS ID/Contact CA License ID of the Settlement Agent are missing.	09/12/2016: attached please find the corrected CD, LOE which were sent by US mail to the borrower
09/12/2016: Audit review of revised CD includes all contact information required for the Lender, Broker, Real Estate Agents and Settlement Agent. Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated a 'B'. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.23%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 711; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 28.60 months reserves

300193503	deed1ce0-3d6d-e611-9c05-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing copy of title
Missing copy of the prelim title for XX.XX (Prelim in file does not reflect the amount of the insurance. Lender requires that initial title report correctly reflects the information that will ultimately be on the title policy.)
															08/30/2016: File provides preliminary report with supplement report which identifies proposed amount of insured equal to loan amount of $XXX,XXX	08/30/2016: Audit reviewed Supplemental Report, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.23%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 711; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 28.60 months reserves

300202072	a008d226-3584-e611-98c2-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Review Appraisal Missing – A CDA report was not provided in file		09/27/2016: A CDA report reflecting a value $620,000.00 which is a 0.00% variance was provided. Variance within acceptable tolerance. Condition Cleared
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.86%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 809; Reserves are higher than guideline minimum UW Guides require 6 months Subject reserves, loan qualified with 52.80 months reserves

300202072	75ebad66-e884-e611-98c2-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	The Homeowner's Insurance Premium reflected in section F of the final Closing Disclosure does not list the Payee.	09/30/2016: amended CD, LOE sent to bwr via US mail
09/30/2016: Audit review of revised CD includes payee to all fees in Sections F, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated a Fitch 'B'. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.86%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 809; Reserves are higher than guideline minimum UW Guides require 6 months Subject reserves, loan qualified with 52.80 months reserves

300202072	fd54bcc3-07b6-4a7b-b6d2-3e295982d8bf	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Title - Courier Service, Title - CPL, Title EDoc and Handling, Title - Lender Coverage, Title - Notary Fee, Title - x.x End, Title - PA x.x End, Title - PA x.x End, Title - End Other and Title - Wire Fee are reflected in section B of the final Closing Disclosure. The borrower shopped for their own title service provider and did not use the provider on the WLSP. The title service provider fees should be listed in section C of the CD.

09/30/2016: Attached please find disclosure of Intent which borrower stated will utilize we recommended providers. Also attached please find the Affiliates Business Arrangement Disclosure. Secured Land Transfers, LLC is on the list.
09/30/2016: Audit reviewed the Lender Rebuttal, and has determined that the Title Company listed is on the ABA. Fees are listed in the correct section. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.86%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 809; Reserves are higher than guideline minimum UW Guides require 6 months Subject reserves, loan qualified with 52.80 months reserves

300202072	1f31c7a0-3884-e611-98c2-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	General Credit Exception	Missing paper-trail and source of large deposit reflected on asset statement of account (A) reporting X. X wire transfer to borrower account X.X ; additional conditions may apply.		9/29/2016: Evidence of gift letter, donor's ability and copy of wire deposit provided. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.86%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 809; Reserves are higher than guideline minimum UW Guides require 6 months Subject reserves, loan qualified with 52.80 months reserves

300202072	63d16904-3784-e611-98c2-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Documentation	Borrower to provide evidence of sale/disposition on REO owned per fraud report located in XXXX		9/29/2016: Evidence provided to indicate XXXXXXXX,XX belongs to parents and XXXXXXXXX,XX is sold, borrower has no obligations to the properties. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.86%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 809; Reserves are higher than guideline minimum UW Guides require 6 months Subject reserves, loan qualified with 52.80 months reserves

700001075	381203ae-df5f-e611-b595-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.		08/12/2016: CDA provided reflecting a value of $1,300,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
700001075	3548e338-9739-46e6-8df6-fa45a972c80f	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The E-mail and Phone number of the Borrowers Real Estate Broker and Email of the Seller's Real Estate Broker is missing.	08/30/2016: Please find uploaded revised CD and letter of explanation of changes sent via regular mail
08/30/2016: Audit review of revised CD includes contact information required for the Lender, Broker, Real Estate Agents and Settlement Agent. Notification of the error (i.e., the letter to borrower) and lender sent postal so no tracking available. Loan will be rated a 'B' for all agencies. Condition cleared.

700001075	b1d368bd-8560-e611-b595-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.
WLSP is missing a detailed list of services which corresponds to the LE services the borrower is permitted to shop for.  Title - Abstract/Search, Title - Doc Prep, Title - Lender Cove rages and Title - Wire Fee were not itemized on the WLSP and at least one available provider was not reflected for the borrower to shop for these services.
08/12/2016: Services provided on WLSP were not itemized. Audit calculated section C fees and are within 10% tolerance for worst case scenario. Loan will be rated a B for all agencies.
300184149	c20c17dd-026e-e611-9c05-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.		08/29/2016: CDA reflecting a value of $1,460,000 which is a 0.0% variance. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with a CLTV of 69.97%; FICO is higher than guideline minimum UW FGuides require FICO of 680, loan qualified with FICO of 763; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 27.90 months reserves

300184149	b47c1590-036e-e611-9c05-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Failure to obtain Asset Documentation	The Assets Statements in the loan file are expired.
09/02/2016: Lender guidelines require statements if monthly to be dated within 45 days of initial loan application and for Quarterly statement to be within 90 days of initial application date. see below: X.X Checking / Savings Accounts (Effective: XX/XX/XXXX) Copies of a borrower's most recent 2 months' bank statements from each account, or a Verification of Deposit, can be used to verify funds. •Monthly bank statements must be dated within 45 days of the initial loan application date. •Quarterly bank statements must be dated within 90 days of the initial loan application date.

09/02/2016: Audit concurs with Lender Rebuttal, and has determined that per guidelines monthly bank statements must be dated within 45 days of the initial loan application date and quarterly bank statements must be dated within 90 days of the initial loan application date. Asset are dated within guideline parameters. Condition rescinded.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with a CLTV of 69.97%; FICO is higher than guideline minimum UW FGuides require FICO of 680, loan qualified with FICO of 763; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 27.90 months reserves

300184149	176128c2-fcec-4011-974b-78b22e7c21d2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Initial Escrow Account Disclosure	Please provide missing Initial Escrow Account Disclosure.	09/02/2016: find Uploaded the initial escrow account disclosure	09/02/2016: Audit review of Initial Escrow Account Disclosure documentation submitted is deemed acceptable. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with a CLTV of 69.97%; FICO is higher than guideline minimum UW FGuides require FICO of 680, loan qualified with FICO of 763; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 27.90 months reserves

300184149	c7cae31d-206e-e611-9c05-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Special Information Booklet / Home Loan Toolkit	Please provide Special Information Booklet/Home Loan Toolkit.		09/02/2016: Audit acknowledges that the Lender is unable to produce said document within 3 days of application date, and loan will be rated a B.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with a CLTV of 69.97%; FICO is higher than guideline minimum UW FGuides require FICO of 680, loan qualified with FICO of 763; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 27.90 months reserves

300184149	57481fdb-42ec-42db-bf53-a99a3a3b6113	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Right To Cancel Form	Please provide missing Right to Cancel Form.	09/02/2016: Please find uploaded the notice of right to cancel	09/02/2016: Audit review of executed Right to Cancel Form documentation submitted is deemed acceptable. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with a CLTV of 69.97%; FICO is higher than guideline minimum UW FGuides require FICO of 680, loan qualified with FICO of 763; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 27.90 months reserves

300184149	e2be9879-1f6e-e611-9c05-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)
Missing evidence of borrower receipt of Initial Closing Disclosure X business days prior to consummation. When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met.
09/02/2016: please find e-Delivery confirmation of initial closing disclosure posted XX/XX/XXXX and viewed by borrower XX/XX/XXXX.
09/02/2016: Audit review of print screen reflects borrower opened and received CD same day verified by e-signature, documentation submitted is deemed acceptable. Borrowers received the initial Closing Disclosure within 3 days prior to the loan consummation. Condition cleared.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with a CLTV of 69.97%; FICO is higher than guideline minimum UW FGuides require FICO of 680, loan qualified with FICO of 763; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 27.90 months reserves

300184149	36ee447a-206e-e611-9c05-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing copy of title	Missing copy of the prelim title for XX.XX Prelim in file reflects the coverage amount of XX.XX	09/02/2016: Title company invoice provides a description of lender's coverage as having a liability amount of $XXX,XXX.XX	09/02/2016: Audit review of prelim Title/Invoice documentation submitted is deemed acceptable. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with a CLTV of 69.97%; FICO is higher than guideline minimum UW FGuides require FICO of 680, loan qualified with FICO of 763; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 27.90 months reserves

300184149	05b5e3ae-036e-e611-9c05-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing 2nd lien note	The loan file is missing the second lien note.	09/02/2016: Please find uploaded Home Equity Line Agreement	09/02/2016: Audit review of executed second lien Note (HELOC) documentation submitted is deemed acceptable. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with a CLTV of 69.97%; FICO is higher than guideline minimum UW FGuides require FICO of 680, loan qualified with FICO of 763; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 27.90 months reserves

300184149	add59d53-036e-e611-9c05-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing final application (1003)	The loan file is missing the Final Application.	09/02/2016: Please find uploaded 1003 Final Application	09/02/2016: Audit review of executed Final 1003 documentation submitted is deemed acceptable. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with a CLTV of 69.97%; FICO is higher than guideline minimum UW FGuides require FICO of 680, loan qualified with FICO of 763; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 27.90 months reserves

300184149	ced51579-226e-e611-9c05-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	All borrower's did not execute CD
The Closing Disclosure is not executed or acknowledged by all parties with vested interest in the property.  Under TILA (see x.x  the Closing Disclosure must be provided to each consumer who has the right to rescind.
09/02/2016: final CD executed by both property vested parties.
09/02/2016: Audit reviewed executed CD, and has determined that the documentation submitted is deemed acceptable. However, page X of the CD has handwritten title company (not initial) which does not match page X "Settlement Agent". Loan will be rated a B.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with a CLTV of 69.97%; FICO is higher than guideline minimum UW FGuides require FICO of 680, loan qualified with FICO of 763; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 27.90 months reserves

300184149	fddaef3e-036e-e611-9c05-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing 1008 or Underwriter Approval	The loan file is missing the Final XX.XX	09/02/2016: Please find uploaded 1008 Underwriting transmittal and approval	09/02/2016: Audit review of Final 1008 and Underwriting Approval documentation submitted is deemed acceptable. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with a CLTV of 69.97%; FICO is higher than guideline minimum UW FGuides require FICO of 680, loan qualified with FICO of 763; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 27.90 months reserves

300223145	8a367cac-7fc3-4514-85bf-1c21306f61b6	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing borrower’s documented Intent to Proceed	The loan file is missing a copy of the Borrower's Intent to Proceed. Please provide a copy of the Borrower's Intent to Proceed.		11/29/16: Lender provided the borrower's documented intent to proceed. Condition cleared.
300223145	81fbfc4d-06b0-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in file.		11/29/16: CDA reflecting a value of $1,135,000.00, which is a -0.0% variance. Condition Cleared.
300223145	8269ee7f-fcb0-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Missing E Consent Disclosure
Missing the Borrower's Consent to Receive Communications Electronically.  The initial LE was sent to be viewed prior to the E Consent sent to the borrower and received on XX/XX/XXXX  Please provide E Consent disclosure for the borrower prior to XX/XX/XXXX
11/22/2016: The initial LE met the mailbox rule and E Consent was received for all other documents. This is a non-material issue. Condition cleared. The loan will be rate a B for all agencies.
300186851	4e25968f-e563-e611-8516-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		08/16/2016: A CDA report reflecting a value $840,000.00 which is a 0.00% variance was provided. Variance within acceptable tolerance. Condition Cleared
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.83%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 803; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 137.70 months reserves

300186851	5415c02f-e763-e611-8516-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing asset documentation	Missing evidence of earnest money deposit for x.x	08/22/2016: EMD	08/22/2016: Audit reviewed copy of EMD check, and has determined that documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.83%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 803; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 137.70 months reserves

300186851	0e654451-3e65-e611-8516-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing E Consent Disclosure	Provide an executed copy of the Consent to Receive Communications Electronically, (E Consent) disclose for the borrower.	08/22/2016: Electronic Delivery	08/22/2016: Audit reviewed "Consent to Receive Electronic Disclosures", documentation submitted was accepted by borrower dated 06/13/2016 and is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.83%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 803; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 137.70 months reserves

300186851	475a8b59-624e-401d-983e-9f1db4a06e47	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	ECOA Non-Compliant: Appraisal disclosure not provided within 3 days of application.	Initial LE is missing from file therefore evidence of Appraisal disclosure was not provided within x days of application.	08/22/2016: copy of the appraisal was provided to the borrowers.
08/22/2016: Audit reviewed initial LE dated XX/XX/XXXX, and has determined that the borrower received the initial LE 3 business days of application. LE contains verbiage for Appraisal Disclosure. Condition cleared

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.83%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 803; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 137.70 months reserves

300186851	f71a59f1-e663-e611-8516-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	WLSP is missing a detailed list of services which corresponds to the LE for services the borrower is permitted to shop for.		08/16/2016: Services provided on WLSP were not itemized. Audit calculated section C fees and are within 10% tolerance for worst case scenario. Loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.83%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 803; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 137.70 months reserves

300186851	0bc8a78a-e663-e611-8516-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing rate lock verification	Missing rate lock verification. Rate lock in file expired x/x/x prior to consummation.	08/23/2016: please find system notes and change history uploaded for review evidencing rate expiration extended through XX/XX/XXXX08/22/2016: rate extended
08/23/2016: Audit reviewed print screen and change history, and has determined that sufficient evidence was provided for rate lock expiration date. Condition cleared.  08/22/2016: Audit reviewed print screen reflecting "Ok to extend", and has determined that evidence is required to verify rate lock expiration. Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.83%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 803; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 137.70 months reserves

300186851	e07a6b30-1698-477c-a32b-4bdd68023ba0	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided	Notice to Home Loan Applicant & Consumer Score Disclosure not provided in file.	08/22/2016: RBPs	08/22/2016: Audit review of Notice to Home Loan Applicant & Consumer Score Disclosure documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.83%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 803; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 137.70 months reserves

300186851	432c677e-5c51-4701-b564-83c7fac6cf1a	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing borrower’s documented Intent to Proceed	Provide an executed copy of the Intent to Proceed disclosure for the borrower.	08/22/2016: ITP	08/22/2016: Audit reviewed print screen for Intent to Proceed dated XX/XX/XXXX, and has determined that documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.83%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 803; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 137.70 months reserves

300186851	3577953e-5064-4083-8ce3-3706ab1e3c00	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Initial LE not provided within 3 standard business days of application	The initial LE is dated x.x and the application date is x.x Missing evidence of borrower receiving the initial LE x business days of application.	08/22/2016: initial LE dated XX/XX/XXXX	08/22/2016: Audit reviewed initial LE dated XX/XX/XXXX, and has determined that the borrower received the initial LE 3 business days of application. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.83%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 803; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 137.70 months reserves

300199343	9598d4dd-ab23-43e3-96eb-50499c91b56e	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing borrower’s documented Intent to Proceed	Provide an executed copy of the Intent to Proceed disclosure for the borrowers.	09/21/2016: Please find uploaded screens shot documenting borrower intent to proceed.	09/21/2016: Audit reviewed evidence of borrower's Intent to Proceed, and has determined that the print screen reflecting confirmation from borrower is deemed acceptable. Condition cleared.
300199343	9a6f199e-9829-4580-bc61-3c1317e8a69c	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing E Consent Disclosure	Provide an executed copy of the Consent to Receive Communications Electronically, (E Consent) disclose for the borrowers.	09/21/2016: Please find uploaded Lenders screen shot which provides evidence of borrower acceptance of eDelivery on XX/XX/XXXX20/16@10:31am	09/21/2016: Audit reviewed print screen for "Consent to Receive Electronic Disclosures", documentation submitted was accepted by borrower dated XX/XX/XXXX and is deemed acceptable. Condition cleared.
300199343	919deec7-04e2-4bfb-9e6c-5c19b8fc3037	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The NMLS License Number and/or Contact NMLS License Number of the Settlement Agent are missing.	09/21/2016: corrected CD, LOE sent to borrower by US mail.
09/21/2016: Audit review of revised CD includes all contact information required for the Lender, Broker, Real Estate Agents and Settlement Agent. Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated a 'B'. Condition cleared.

300199343	03ac8290-397c-e611-9c05-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.		09/19/2016: A CDA report reflecting a value $615,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
300199343	c79ecb7f-86b4-41e1-be26-bc3b95ea859c	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)
Evidence of borrower's receipt of initial CD x days prior to consummation was not provided. The initial CD is not dated within  X days of the consummation date.  When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met.
09/21/2016: find uploaded eDelivery confirmation for initial Cd delivery on X/XX and viewed by borrower same day
09/21/2016: Audit review of print screen reflects borrower opened and received CD same day verified by e-signature, documentation submitted is deemed acceptable. Borrowers received the initial Closing Disclosure within 3 days prior to the loan consummation. Condition cleared.

300223569	38546291-08bb-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated x/x/x reflects a Credit Report Fee of x.x with no resulting COC for any subsequent disclosures. The Final CD reflects a Credit Report Fee of x.x. This fee is in a x tolerance section. Lender tolerance cure of x.x is required.
12/5/2016: The final closing disclosure reflects a post close tolerance cure of $5.00, which is sufficient. Loan will be rated a B for all agencies.
300223569	550d14b3-07bb-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.		12/8/2016: CDA provided reflecting reconciled value of $735,000 at 0% variance is deemed acceptable. Condition cleared.
300190531	9fb7aa64-42d8-4c6c-9bc5-48cb03bc70a9	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error
The final Closing Disclosure Contact Information section is incomplete.  The Phone Number of the Real Estate Broker (Seller) and the NMLS License Number and/or Contact NMLS License Number of the Settlement Agent are missing.
08/30/2016: Please find uploaded revised CD and letter of explanation of changes sent via regular mail
08/30/2016: Audit review of revised CD includes contact information required for the Lender, Broker, Real Estate Agents and Settlement Agent. Notification of the error (i.e., the letter to borrower) and lender sent postal so no tracking available. Loan will be rated a 'B' for all agencies. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.94%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 794; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with  109.20 months reserves

300190531	e278ac4d-285f-e611-b595-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Documentation	Missing letter of explanation from the borrower explaining credit inquiries shown on credit report in the past X days.
08/17/2016: Lender partially agrees with reviewer’s findings. However, the lender’s guideline continues stating that to confirm that no new debt has been obtained that is not currently reflected in the credit report or mortgage application. The 2 credit inquiries were car which is on the credit report and the us, the lender XX/XX/XXXX: There are 2 inquires on the credit report in the past 120 days: lender XX/XX/XXXX and Cars XX/XX/XXXX. lender is us-the lender of the subject loan. Car is the Xth item on page 2 which showing this line item commenced in XXX XXXX. Borrower financed a new debt which appears on the credit report; there is no need for the borrower to explain the past 120 days inquires.

08/17/2016: Audit concurs with the Lender Rebuttal, and has determined that all inquires have been addressed. Condition cleared.08/15/16: Lender guidelines specifically state that the borrower must provide in writing all inquiries shown on the credit report within the past 120 days for LP and manually underwritten loans. Condition maintained.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.94%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 794; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with  109.20 months reserves

300190531	2238bc74-a8d0-4708-a104-6c65ea252087	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Acknowledgement by all parties with a vested interest not documented	The final Closing Disclosure dated is missing the names of all parties with vested interest. The Borrower's spouse did not execute the final Closing Disclosure.		08/15/16: Upon further review, in a transaction that is not rescindable, the Closing Disclosure may be provided to any consumer with primary liability on the obligation. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.94%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 794; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with  109.20 months reserves

300190531	befd5a4c-2c5f-e611-b595-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	WLSP is missing a detailed list of services which corresponds to the LE for services the borrower is permitted to shop for.		08/10/2016: Services provided on WLSP were not itemized. Audit calculated section C fees and are within 10% tolerance for worst case scenario. Loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.94%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 794; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with  109.20 months reserves

300190531	b212f2df-275f-e611-b595-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the file.		08/24/2016: A CDA report reflecting a value $799,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.94%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 794; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with  109.20 months reserves

300200970	12d1d01e-b36f-e611-9c05-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in file.		08/31/2016: A CDA report reflecting a value $1,150,000.00 which is a 0.00% variance was provided. Variance within acceptable tolerance. Condition Cleared
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.638%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 786; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 30.30 months reserves

300200970	45483362-ad13-4e15-8190-f90ab7e7e016	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error
The final Closing Disclosure Contact Information section is incomplete. The NMLS License Number/State License Number of the Settlement Agent and the Sellers Real Estate Broker email address are missing.
09/07/2016: amended CD attached which was sent to borrower by regular mail.
09/07/2016: Audit review of revised CD includes all contact information required for the Lender and Settlement Agent. Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated a 'B'. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.638%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 786; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 30.30 months reserves

300200970	2c4c63ef-b46f-e611-9c05-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing LOE	Missing LOE for credit inquiry on x/x/x	09/07/2016: no LOE is needed, the inquiry resulted as a credit tradeline on page 2.	09/07/2016: Audit reviewed credit documentation, and has determined that the inquiry resulted in a credit tradeline. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.638%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 786; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 30.30 months reserves

300200970	7ce58a65-9163-4487-86be-9c663c1a7527	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing borrower’s documented Intent to Proceed	Missing borrower's documented Intent to Proceed.	09/07/2016: the ITP was given and documented.	09/07/2016: Audit reviewed evidence of borrower's Intent to Proceed, and has determined that the print screen reflecting confirmation from borrower is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.638%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 786; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 30.30 months reserves

300200970	69d1a9a8-b36f-e611-9c05-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing hazard insurance declaration	Hazard insurance coverage is insufficient. Hazard insurance has coverage of x.x vs x.x needed. Shortfall of x.x	09/12/2016: Please find uploaded HOI company's cost estimator which determines how they determined to amount of insurance	09/12/2016: Audit reviewed the "Value Replacement Cost Valuation" submitted, and has determined that the provided document does confirms the cost to rebuild. Coverage is sufficient. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.638%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 786; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 30.30 months reserves

300200970	dd106f69-6660-4f0f-bdb5-75bf8b378910	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)
Missing evidence of borrower receipt of Initial Closing Disclosure x business days prior to consummation. When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met.
09/07/2016: the initial CD was delivered via email.
09/07/2016: Audit review of print screen reflects borrower opened and received CD same day verified by e-signature, documentation submitted is deemed acceptable. Borrowers received the initial Closing Disclosure within 3 days prior to the loan consummation. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.638%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 786; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 30.30 months reserves

300200970	d2ef5b0e-b46f-e611-9c05-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Documentation	Missing Articles of Organization for seller’s LLC per title report. Additional conditions may apply.	09/07/2016: the Articles of Organization was listed under the Exceptions and Exclusions starting page 4.	09/07/2016: Audit reviewed the Lender Rebuttal, and has determined that said documentation was included within the title. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.638%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 786; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 30.30 months reserves

300200093	991d9c69-4c7f-e611-9c05-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Verification of Taxes and Insurance amounts for Rental Property
Missing verification of Taxes and Insurance for the properties x and x listed on the Schedule of Real Estate Owned of the final x.x  The mortgage statements are in the loan file however; they do not list a break down of taxes and insurance separately.
															09/23/2016: attached please find the mort stmt showing both the taxes and ins are escrowed and paid.	09/23/2016: Audit reviewed Mortgage Statements for REO #2 and #3, and has determined that taxes and insurance are both included within the monthly mortgage payment. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 40%, loan qualified with DTI of 22.21%; FICO is higher than guideline minimum UW Guides required FICO of 740, loan qualified with FICO of 754; Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 33 months reserves

300200093	811dc439-567f-e611-9c05-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	B	B	CB	B	B	Credit	Missing copy of title
Missing copy of the prelim title for x.x Prelim in file does not reflect the amount or the correct amount of the insurance. Lender requires that initial title report correctly reflects the information that will ultimately be on the title policy.
															09/23/2016: subject property location. the title coverage amount will reflected on the final Title Policy.	09/23/2016: Client has acknowledged that the title is outside of the lenders guides. Loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 40%, loan qualified with DTI of 22.21%; FICO is higher than guideline minimum UW Guides required FICO of 740, loan qualified with FICO of 754; Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 33 months reserves

300200093	ecc4d72d-817e-e611-9c05-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.		09/26/2016: A CDA report reflecting a value $829,900.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 40%, loan qualified with DTI of 22.21%; FICO is higher than guideline minimum UW Guides required FICO of 740, loan qualified with FICO of 754; Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 33 months reserves

300200093	cc3aa477-3c01-47a4-8392-cc945fc46cc6	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)
Missing evidence of borrower receipt of Initial Closing Disclosure x business days prior to consummation. When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met.
09/23/2016: the 08/30 CD was emailed to borrower.
09/23/2016: Audit review of print screen reflects borrower opened and received CD same day verified by e-signature, documentation submitted is deemed acceptable. Borrowers received the initial Closing Disclosure within 3 days prior to the loan consummation. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 40%, loan qualified with DTI of 22.21%; FICO is higher than guideline minimum UW Guides required FICO of 740, loan qualified with FICO of 754; Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 33 months reserves

300200093	b9484915-4e7f-e611-9c05-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to Obtain Second Lien Note - When the 2nd Lien is Not the Subject
Missing a copy of the mortgage statement or Note for the x property listed on the Schedule of Real Estate Owned of the final x  The final x reflects this property has a x lien however; no documentation is in the loan file.
															09/23/2016: attached please find the credit sup on the 2nd lien which showing the terms and payments.	09/23/2016: Audit review of Supplemental Credit Report reflects 2nd lien mortgage amount, documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 40%, loan qualified with DTI of 22.21%; FICO is higher than guideline minimum UW Guides required FICO of 740, loan qualified with FICO of 754; Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 33 months reserves

300200093	189b27e3-77e2-45f8-ac3d-a7d2c93dee4b	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	Waiver by borrower of C.D. timing requirement not properly documented for APR variance (Over disclosed)
Waiver by borrower of C.D. timing requirement not properly documented for APR variance.  The final Closing Disclosure reflects an APR of x.x.  The most recent Loan Estimate dated x/x/x reflects an APR of x.x which is a difference of x.x and exceeds allowable tolerance of x.x
															09/23/2016: Lender does not issue new LE/CD when the APR decreases by more than .125%, only if increases.	09/23/2016: Audit reviewed LE and CD APR's, and has determined that APR over disclosure is non-material. Loan will be graded a B. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 40%, loan qualified with DTI of 22.21%; FICO is higher than guideline minimum UW Guides required FICO of 740, loan qualified with FICO of 754; Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 33 months reserves

300200093	ab4bd7d0-0445-46cd-ab89-d4bb5e9aa4aa	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	RB	B	B	Compliance	APR on Final Closing Disclosure is inaccurate in relation to previous Initial disclosure(s) – no evidence of further re-disclosure in file (APR < 0.125 variance – Over disclosed)
Missing evidence of APR re-disclosure.  The final Closing Disclosure reflects an APR of x.x  The prior Loan Estimate dated x/x/x reflects an APR of x.x which is a difference of x.x and exceeds allowable tolerance of x.x
															09/23/2016: Lender does not issue new LE/CD when the APR decreases by more than .125%, only if increases.	09/23/2016: Audit reviewed LE and CD APR's, and has determined that APR over disclosure is non-material. Loan will be graded a B. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 40%, loan qualified with DTI of 22.21%; FICO is higher than guideline minimum UW Guides required FICO of 740, loan qualified with FICO of 754; Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 33 months reserves

300200093	3ac057ad-557f-e611-9c05-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Documentation	Terms of withdrawal from the Borrower’s retirement account was not provided in file.	09/26/2016: this is a traditional IRA account. standard penalty and taxes apply if borrower takes withdraws before retiring age.	09/26/2016: Audit reviewed the IRA documentation, and has determined that the traditional IRA account does not require terms of withdrawal. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 40%, loan qualified with DTI of 22.21%; FICO is higher than guideline minimum UW Guides required FICO of 740, loan qualified with FICO of 754; Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 33 months reserves

300200093	21fb39ad-857e-e611-9c05-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Rescind	A	A	VA	A	A	Property	313 - Property in Disaster Area	Property located in FEMA declared disaster area. Inspection post incident date not provided.	09/23/2016: post appraisal Disaster found on FEMA site reflects disaster area effected other counties not Subject property County.	09/23/2016: Audit concurs with the Lender Rebuttal, and has determined that the subject property county is NOT listed on the FEMA declared disaster areas. Condition rescinded.
 DTI is lower than guideline maximum UW Guides maximum DTI of 40%, loan qualified with DTI of 22.21%; FICO is higher than guideline minimum UW Guides required FICO of 740, loan qualified with FICO of 754; Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 33 months reserves

300199284	ac171c24-55bf-4ee0-89b2-da85d3ecb69f	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Calculating Cash To Close' section not completed, or completed in error
The information in the Calculating Cash To Close section of the final Closing Disclosure indicates Final : Cash to Close x.x The correct amount should be x.x The lender indicated a Deposit of x.x in error, actual deposit is x.x The actual deposit difference comes to x.x which was added to the Cash To Close.
09/21/2016: attached please find the corrected CD, LOE sent to borrower by US mail
09/21/2016: Audit reviewed revised CD, Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated a Fitch 'B'. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.17%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 784; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 182.20 months reserves

300199284	33150e2a-7acc-41ff-bb79-76dc04a1254a	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Information required for CD 'Summary Of Transactions' section not completed, or completed in error
The final CD is completed in error for required data under the Summary Of Transactions section L for the field Paid Already by or on Behalf of Borrower at Closing titled Deposit. The actual deposit is x.x however the final CD reflects the deposit is x.x in error.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.17%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 784; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 182.20 months reserves

300199284	45b64022-1e79-e611-9c05-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		09/12/2016: A CDA report reflecting a value $950,000.00 which is a 0.00% variance was provided. Variance within acceptable tolerance. Condition Cleared
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.17%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 784; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 182.20 months reserves

300199284	15faf54a-1e79-e611-9c05-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Evidence of Taxes and Insurance	Evidence of taxes and insurance for Borrower's previous primary residence not provided. The mortgage statement provided does not specify if escrow includes both taxes and insurance.	09/15/2016: the taxes and insurance are escrowed with the mortgage payment.
09/15/2016: Audit reviewed evidence of taxes and insurance for Borrower's previous primary residence, and has determined that the mortgage statement submitted reflects escrows for both taxes and insurance. Documentation submitted is deemed acceptable. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.17%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 784; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 182.20 months reserves

300199284	aa01b9ba-c3dd-4341-83ee-9e4057062114	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)
Missing evidence of borrower receipt of Initial Closing Disclosure x business days prior to consummation. The initial Closing Disclosure is not acknowledged. When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met.
10/03/2016: Audit reviewed WLSP dated XX/XX/XXXX, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
09/15/2016: Audit reviewed electronic log showing the disclosures, when they were provided and when the borrower accessed them, and has determined that sufficient evidence was provided reflecting initial CD was viewed and acknowledged at least 3 days prior to consummation. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.17%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 784; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 182.20 months reserves

700001074	e197a0a5-5365-e611-8516-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing verbal verification of employment	Missing verbal verification for the co-borrower for first employer shown on the loan application.	08/23/2016: please find uploaded verbal VVOE for co-borrower employment	08/23/2016: Audit reviewed VVOE provided, and has determined that the documentation submitted was within 10 days of Note date and is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.99% ; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualifed with FICO of 749; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 60.50 months reserves

700001074	efc9694b-5365-e611-8516-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		08/18/2016-CDA reflecting a value of $658,000 which is a 0.0% variance. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.99% ; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualifed with FICO of 749; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 60.50 months reserves

700001074	af15a5e1-5765-e611-8516-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Initial Closing Disclosure timing requirement not met
Initial CD reflects Date Issued with no acknowledgment of receipt on the part of the borrower. Mailbox Rule/Presumed Receipt applied and borrower not in receipt of Initial CD 3 business days prior to consummation.
08/23/2016: eDelivery confirmation identifies initial Closing Disclosure posted and viewed by borrower same day
08/23/2016: Audit reviewed print screen showing the disclosures, when they were provided and when the borrower accessed them, and has determined that sufficient evidence was provided reflecting initial CD was viewed and acknowledged at least 3 days prior to consummation. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.99% ; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualifed with FICO of 749; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 60.50 months reserves

300189977	760a60ed-ac85-e611-98c2-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		09/28/2016: CDA reflecting a value of $820,000 which is a 0.0% variance. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualifed with CLTV of 78.53%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 7.10 months reserves; Years Self Employed Borrower has 8 years Self Employed

300189977	36bb27c1-b085-e611-98c2-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Changed Circumstance form
Missing corresponding COC for LE dated x/x/x as the loan amount has increased from x.x to x.x and for LE dated x/x/x/as the loan amount has increased from x.x to x.x.  The file is missing evidence of a valid change of circumstance.
															10/03/2016: COC	10/03/2016: Audit reviewed change history print screen, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualifed with CLTV of 78.53%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 7.10 months reserves; Years Self Employed Borrower has 8 years Self Employed

300189977	9ad4fac7-6db0-4bb8-b104-01c6144e0972	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing corresponding W.L.S.P. for Initial L.E. in File DID SHOP Fee (Section C)	The WLSP corresponding to the initial LE dated x/x/x is missing from the loan file.	10/03/2016: WLSP	10/03/2016: Audit reviewed WLSP dated XX/XX/XXXX, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualifed with CLTV of 78.53%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 7.10 months reserves; Years Self Employed Borrower has 8 years Self Employed

300189977	27108e7e-dacb-48c4-b464-95515d5e2a1d	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided	File is missing FACTA-Notice to Home Applicant.	10/03/2016: RBP	10/03/2016: Audit review of FACTA-Notice to Home Applicant documentation submitted is deemed acceptable. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualifed with CLTV of 78.53%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 7.10 months reserves; Years Self Employed Borrower has 8 years Self Employed

300189977	e76b721f-ad85-e611-98c2-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing credit report	File is missing credit report. Additional conditions may apply.	10/03/2016: credit report	10/03/2016: Audit reviewed Credit Report, and has determined that documentation submitted is deemed acceptable. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualifed with CLTV of 78.53%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 7.10 months reserves; Years Self Employed Borrower has 8 years Self Employed

300189977	c101af36-ad85-e611-98c2-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing flood certificate	File is missing Evidence of Flood Certificate.	10/03/2016: flood cert	10/03/2016: Audit review of Flood Certificate documentation submitted is deemed acceptable. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualifed with CLTV of 78.53%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 7.10 months reserves; Years Self Employed Borrower has 8 years Self Employed

300224321	63a33341-e5ac-42ae-8948-f58f9975e025	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Origination Charges - Section A on C.D. exceeds L.E. Fee (0% Variance) - not supported by C.O.C
The LE dated x/x/x/reflects a Loan Origination Fee of x.x  with no resulting COC for any subsequent disclosure. The final CD reflects a Loan Origination Fee of x.x resulting in a x.x refund due for cure. No refund was provided on the Post Close or final CD.
															12/28/2016: please refer to attached COC, highlight. showing the increase.	12/28/2016: Audit reviewed Change History reflecting COC for Origination fee, and has determined that documentation submitted is deemed acceptable. Condition cleared.			CLTV is lower than guideline maximum 80% compared to 90%. ; DTI is lower than guideline maximum 40.34% compared to 43%; FICO is higher than guideline minimum 739 compared to 680.
300224321	881b980d-b502-495c-ab73-97c7643c84f1	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	APR on Final Closing Disclosure is inaccurate in relation to previous Initial disclosure(s) – no evidence of further re-disclosure in file (APR > 0.125 variance – Under disclosed)
Missing evidence of APR re-disclosure. The final Closing Disclosure reflects an APR of x.x The prior closing disclosure dated x/x/x reflects an APR of x.x, which is a difference of x.x and exceeds allowable tolerance of 0.125%.
															12/28/2016: the change was due to the rate change, attached please find the CD, supporting notes and Change history.	12/28/2016: Audit reviewed Change History and notes, and has determined that evidence of rate change was provided. Documentation is deemed acceptable. Condition cleared			CLTV is lower than guideline maximum 80% compared to 90%. ; DTI is lower than guideline maximum 40.34% compared to 43%; FICO is higher than guideline minimum 739 compared to 680.
300224321	96bc5440-0fc4-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		12/20/16: CDA reflecting a value of $950,000, which is a -0.0% variance. Condition Cleared.			CLTV is lower than guideline maximum 80% compared to 90%. ; DTI is lower than guideline maximum 40.34% compared to 43%; FICO is higher than guideline minimum 739 compared to 680.
300224321	e45dab64-f3c6-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing signed 4506-T	x.x signed at application is missing from the file. Additional conditions may apply.	12/28/2016: executed 4506T at application.	12/28/2016: Audit review of executed 4506-T at application documentation submitted is deemed acceptable. Condition cleared.			CLTV is lower than guideline maximum 80% compared to 90%. ; DTI is lower than guideline maximum 40.34% compared to 43%; FICO is higher than guideline minimum 739 compared to 680.
300224321	2228e66e-7251-41f9-8fb7-e837a371ef98	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Waiver by borrower of C.D. timing requirement not properly documented for APR variance (Under disclosed)
Waiver by borrower of C.D. timing requirement not properly documented for APR variance. The final Closing Disclosure reflects an APR of x.x  The prior closing disclosure dated x/x/x/ reflects an APR of x.x, which is a difference of x.x and exceeds allowable tolerance of x.x
															12/28/2016: the change was due to the rate change, attached please find the CD, supporting notes and Change history.	12/28/2016: Audit reviewed Change History and notes, and has determined that evidence of rate change was provided. Documentation is deemed acceptable. Condition cleared.			CLTV is lower than guideline maximum 80% compared to 90%. ; DTI is lower than guideline maximum 40.34% compared to 43%; FICO is higher than guideline minimum 739 compared to 680.
300224321	166f2764-13c4-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	General Credit Exception	The Hazard Insurance Declaration states an unrelated x party as Insured and as a co-owner. All file documentation related to the property is in Borrower's name alone.	12/28/2016: Regardless the unknown 3rd party listed as the co-insured and co-owner on the HOI declaration page. The lender is listed as the mortgagee.	12/28/2016: Audit concurs with the Lender Rebuttal, condition rescinded.			CLTV is lower than guideline maximum 80% compared to 90%. ; DTI is lower than guideline maximum 40.34% compared to 43%; FICO is higher than guideline minimum 739 compared to 680.
300225077	fd2d647d-73ed-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to Obtain Verification of Earnest Money Deposit
Failure to obtain verification of Earnest Money Deposit. The loan application and final CD reflect an EMD however; a copy of the canceled check or escrow letter from the holder of the deposit as required per the lender's guidelines are missing.  Additional conditions may apply.

02/10/2017: lender uploaded borrower's stmt showing the gift funds. Borrower's other stmt which uploaded prior showing borrower had sufficient liquid asset for the transaction.The most recent statement showing borrower had more than sufficient liquid funds to cover both the EMD and Closing funds.

02/10/2017: Audit reviewed the Lender Rebuttal, and has determined that the bank statement for August was provided within another finding download. Statement, dated XX/XX-XX/XX/XXXX, reflects gift funds received by the borrower. Sufficient evidence was provided via 2 months Bank Statements for gift funds received. Condition cleared. 02/09/2017:  Audit reviewed Lender’s rebuttal and disagrees.  Down payment + cash to close is $XXX,XXX.XX.  Borrower has $XXX,XXX.XX liquid assets verified on X/XX statements.  The Lender’s guidelines state if the deposit is being used to make any portion of the borrower’s minimum contribution, the source for the deposit must be documented by either a VOD with average balance large enough to support deposit or bank statement evidencing 2 months’ average balance that was large enough to support the deposit.  (Borrowers received a gift) Two months’ bank statements are not provided.  Condition remains.

 CLTV is lower than guideline maximum : UW Guides maximum CLTV of 85%, loan qualified with CLTV of 80%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.93%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 778

300225077	faface96-72ed-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Executed Personal Tax Returns	Missing a copy of the borrower's tax returns. Please provided 2 years of fully executed x.x including all schedules. Additional conditions may apply.		02/09/2017: Received executed 1040 returns. Condition cleared.
 CLTV is lower than guideline maximum : UW Guides maximum CLTV of 85%, loan qualified with CLTV of 80%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.93%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 778

300225077	811e1df5-21ee-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Documentation
Missing evidence of a recorded mortgage, a final title policy with recorded data, closing instructions reflecting mortgage to be recorded or statement from the title company stating the documents have been sent for recording.
02/09/2017: Received evidence mortgage to be sent for recording. Condition cleared.
 CLTV is lower than guideline maximum : UW Guides maximum CLTV of 85%, loan qualified with CLTV of 80%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.93%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 778

300225077	ce5c58a2-acd1-4618-9d63-26ea51b35eb2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Special Information Booklet / Home Loan Toolkit
Special information booklet/Home loan Toolkit not provided in file. Please provide documentary evidence, such as a screen print, a list of disclosures that are automatically generated by a document system showing the date of the package sent to the borrower. Additional conditions may apply.

02/10/2017: Please find uploaded with suspense item for Affiliated Business the federal state and compliance doc which includes the Home Loan tool kit dated X/XX and viewed by the borrower on X/XX within 3 business days of application date

2/10/2017: Audit review of evidence that the Special information booklet/Home loan Toolkit XX/XX/XXXX was submitted within three days of application date XX/XX/XXXX was provided. Documentation submitted is deemed acceptable, condition cleared.02/09/2017:  The Special Information Booklet/Home Loan Toolkit provided is dated 10/04/2016 and the original application date is 09/28/2016.  Condition remains.

 CLTV is lower than guideline maximum : UW Guides maximum CLTV of 85%, loan qualified with CLTV of 80%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.93%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 778

300225077	b413c1af-c1ec-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Purchase Contract	The loan file is missing the Purchase Contract and per the lender's Guidelines a Purchase Agreement is required. Additional conditions may apply.		02/09/2017: Received fully executed sales contract. Condition cleared.
 CLTV is lower than guideline maximum : UW Guides maximum CLTV of 85%, loan qualified with CLTV of 80%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.93%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 778

300225077	bfdfb64c-d7ec-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing hazard insurance declaration
The loan file is missing an active Hazard Insurance Declaration in the loan file.  The Hazard Insurance Policy in the loan file expires prior to the Note date.  Please provide an updated Hazard Insurance Policy.  Additional conditions may apply.
															02/14/2017: Please find uploaded HOI with expiration date of 2018	02/14/2017: Audit reviewed current HOI, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 CLTV is lower than guideline maximum : UW Guides maximum CLTV of 85%, loan qualified with CLTV of 80%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.93%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 778

300225077	54b64103-77ed-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not found in the loan file.	02/08/2017: CDA	02/08/2017: A CDA report reflecting a value $800,000.00, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
 CLTV is lower than guideline maximum : UW Guides maximum CLTV of 85%, loan qualified with CLTV of 80%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.93%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 778

300225077	de8ce6f6-e146-4993-ad20-68cb7c90311a	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	Written List of Service Providers not found in the file.
02/10/2017: Please find uploaded with the Affiliated Business suspense the federal state and compliance which includes the list of service providers dated X/XX and viewed by borrower X/XX within 3 business days of application

02/10/2017: Audit review of evidence that the Written List of Service Providers  XX/XX/XXXX was submitted within three days of application date XX/XX/XXXX was provided. Documentation submitted is deemed acceptable, condition cleared. 02/09/2017:  The initial WLSP provided is dated XX/XX/XXXX and the original application date is XX/XX/XXXX.  Condition remains.02/07/2017:  No LE in file to compare fees and check the 10% tolerance.  File needs LE to cure.  Condition remains.

 CLTV is lower than guideline maximum : UW Guides maximum CLTV of 85%, loan qualified with CLTV of 80%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.93%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 778

300225077	e73f7f1a-afeb-4a95-99c3-b77edb860c7d	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	HUD Homeownership Counseling Disclosure not provided within 3 days of application	The loan file is missing the Homeownership Counseling Disclosure within x days of application. Additional conditions may apply.
02/10/2017: please find uploaded with the Affiliated Business suspense item the Federal State and Compliance dated XX/XX and viewed by borrower XX/XX which includes the Counseling disclosure. Provided within 3 business days of application date

02/10/2017: Audit review of evidence that the Homeownership Counseling Disclosure XX/XX/XXXX was submitted within three days of application date XX/XX/XXXX was provided. Documentation submitted is deemed acceptable, condition cleared.02/09/2017:  The HUD Homeownership Counseling Disclosure provided is dated XX/XX/XXXX and the original application date is XX/XX/XXXX.  Condition remain

 CLTV is lower than guideline maximum : UW Guides maximum CLTV of 85%, loan qualified with CLTV of 80%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.93%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 778

300225077	8d2090c4-bd3b-4e8c-ab1d-aa8ba0c376e9	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure. If the lender is not affiliated with any other businesses, please provide an attestation stating such.	02/10/2017: Please find uploaded the federal state and compliance doc dated X/XX and viewed by borrower 9/30 within 3 business days of application date
02/10/2017: Audit review of evidence that the Affiliated Business Disclosure XX/XX/XXXX was submitted within three days of application date XX/XX/XXXX was provided. Documentation submitted is deemed acceptable, condition cleared.02/09/2017:  The Affiliated Business Disclosure provided is dated XX/XX/XXXX and the original application date is XX/XX/XXXX.  Condition remains.

 CLTV is lower than guideline maximum : UW Guides maximum CLTV of 85%, loan qualified with CLTV of 80%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.93%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 778

300225077	dc2cea1f-c2c4-4e8b-9c66-6ec94789551d	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Initial LE not provided within 3 standard business days of application	Added x The initial LE provided is dated x.x and the original application date is x		02/09/2017: Received LE dated XX/X/XXXX. Condition cleared.
 CLTV is lower than guideline maximum : UW Guides maximum CLTV of 85%, loan qualified with CLTV of 80%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.93%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 778

300225077	5aad30a9-796c-4543-9628-1423d6dfbe9b	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error
The final Closing Disclosure Contact Information section is incomplete.  The License Number of the Settlement Agent is missing. Please provide a corrected CD, and LOE to the borrower within x days of consummation.
02/14/2017: Please find uploaded the Letter of explanation and CD sent to borrower via regular US postal service mail delivery
02/14/2017: Audit review of revised CD includes all contact information required for the Lender, Broker, Real Estate Agents and Settlement Agent. Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated a 'B'.

 CLTV is lower than guideline maximum : UW Guides maximum CLTV of 85%, loan qualified with CLTV of 80%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.93%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 778

300225077	dba00574-68ed-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing W-2	Missing copies of the borrower's x and x x forms. Additional conditions may apply.
02/14/2017: Please find uploaded W-2's for XXXX and XXXX. File identifies borrower had 2 employers in XXXX. However loan file only provides one of the 2 XXXX W-2's. In lieu of the 2nd W2 the file is documented with Tax Returns with XXXX Wage & Tax Statement in addition Tax transcripts and Work Number verification. The documentation provided should be sufficient to support XXXX income. Please advise.

02/14/2017: Audit reviewed all income documentation, and has determined that the executed XXXX/XXXX Tax Returns were submitted, as well as XXXX and XXXX W2's. A 2 year employment history to verify income was provided. Loan meets QM income verification requirements. Condition cleared.

 CLTV is lower than guideline maximum : UW Guides maximum CLTV of 85%, loan qualified with CLTV of 80%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.93%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 778

300225077	68217463-76ed-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	General Compliance Exception
Section A Fees:  Compensation to a third party loan originator from both the consumer and the creditor in the transaction is prohibited under x Ref: x Borrower paid an Origination Fee of x.x  Please provide notification of the error (i.e., the letter to borrower), refund to cure of x.x re-disclosed CD, along with proof of delivery. Additional conditions may apply.

02/10/2017: Please provide additional clarification regarding what is actually required for this suspense item. Per review it was noted possible confusion because of the employer's involvement. The dual compensation provision of Regulation Z applies in the context of brokered transactions (i.e. the broker is prohibited from receiving compensation from the borrower and the creditor). It does not prohibit a creditor from receiving payments from a third party who is not a loan originator. For example, a title company or builder could agree to issue a credit to pay for all or a portion of the origination fee (assuming compliance with Section 8 of course). The consumer’s employer is not a loan originator as that term is defined in Reg Z. The employer does not take applications, offer or assist the consumer in applying for an extension of credit. To my knowledge, the employer is not involved in the application process at all and its up to the borrower to apply and submit all necessary information. The employer’s only involvement relates to covering a portion of closing costs.

02/10/2017: Audit reviewed the Lender Rebuttal, as well as re-analyzed the finding, and audit concurs with the Lender. This is not a Dual compensation. The lender is covering part of their own discount fee with no 3rd party listed. Condition rescinded.

 CLTV is lower than guideline maximum : UW Guides maximum CLTV of 85%, loan qualified with CLTV of 80%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.93%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 778

300225077	c8f97ab3-73ed-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to obtain gift documentation
The loan application reflects the borrower's were in receipt of gift funds prior to closing the loan however; gift fund documentation is missing from the loan file.  The lender's guidelines require verification of gift funds with a gift letter, transfer of funds to the borrower and receipt, donor's name, address, telephone number and relationship of borrower, and statement that no repayment is expected.  Additional conditions may apply.
02/10/2017: attached please find evidence of receiving the gift which total $XX,XXXX.
02/10/2017: Audit reviewed the Lender Rebuttal, as well as the bank statement for August, and has determined that the Statement, dated XX/XX- XX/XX/XXXX, reflects gift funds received by the borrower. Sufficient evidence was provided via 2 months Bank Statements for gift funds received. Condition cleared. 02/09/2017:  Received acceptable gift letter and evidence checks cleared donor’s account.  However, evidence borrowers received the funds was not provided.  Condition remains.

 CLTV is lower than guideline maximum : UW Guides maximum CLTV of 85%, loan qualified with CLTV of 80%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.93%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 778

300225077	d79d3f64-d5ec-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing asset documentation
The lender's guidelines required x -months bank statements in the loan file to document assets.  The loan file contains 1-month bank statements which are listed on the final application.  The bank statements in the file are greater than 90 day old of the Note date.  Additional conditions may apply.

02/15/2017: Please find uploaded bank statements for 2 months as required per guidelines.02/14/2017: Loan file provides evidence of 2 months bank statements with final statements dated XXXXXXXXX XXXX within 120 days as per lender guideline

02/15/2017: Audit reviewed Bank Statements, and has determined that the documentation submitted is deemed acceptable. Total of 3 months consecutive bank statements were provided. Condition cleared. 02/14/2017: Audit reviewed the Lender Rebuttal, and has determined that only 1 month of bank statements were verified for each account, end date of XX/XX/XXXX. Bank Statements only reflect for the entire month of XXXXXXXXX and no other months. Guidelines require copies of a borrower's most recent 2 months' bank statements from each account, or a Verification of Deposit, can be used to verify funds. Condition remains.

 CLTV is lower than guideline maximum : UW Guides maximum CLTV of 85%, loan qualified with CLTV of 80%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.93%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 778

300225077	340934b8-ff25-4f57-958f-6b70c197e3c7	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	ECOA Non-Compliant: Appraisal disclosure not provided.	Initial LE is missing from file therefore evidence of appraisal disclosure was not provide within x days of application. Additional conditions may apply.	02/10/2017: please find uploaded LE dated X/XX within 3 business days of application
02/10/2017: Audit reviewed the initial LE dated XX/XX/XXXX with Appraisal verbiage, and has determined that documentation submitted is deemed acceptable. Condition cleared.02/09/2017:  The initial LE with appraisal disclosure provided is dated XX/XX/XXXX and the original application date is XX/XX/XXXX.  Condition remains.

 CLTV is lower than guideline maximum : UW Guides maximum CLTV of 85%, loan qualified with CLTV of 80%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.93%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 778

300225077	331b74bc-d5ec-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing VOR	Missing Verification of Rent for the borrower's previous residence. Additional conditions may apply.		02/09/2017: Received acceptable VOR. Condition cleared.
 CLTV is lower than guideline maximum : UW Guides maximum CLTV of 85%, loan qualified with CLTV of 80%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.93%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 778

300225077	b5a9be9b-c6ec-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	Appraisal not provided	The loan file is missing a copy of the appraisal.	02/08/2017: Please find uploaded the appraisal for review	02/08/2017: Audit reviewed Appraisal, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 CLTV is lower than guideline maximum : UW Guides maximum CLTV of 85%, loan qualified with CLTV of 80%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.93%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 778

300225077	a570bc1f-c7ec-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to obtain Flood Certificate	The Flood Certificate is missing from the loan file. The final CD reflects a charge for a Flood Certificate however; it is missing from the loan file.		02/09/2017: Received acceptable flood certificate. Condition cleared.
 CLTV is lower than guideline maximum : UW Guides maximum CLTV of 85%, loan qualified with CLTV of 80%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.93%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 778

300225077	7544f577-d8ee-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Changed Circumstance form	Added x.x Received LE dated x.x and it contains a Condo Questionnaire fee of x.x which was not on the initial LE. Change in circumstance not provided. Additional conditions may apply.	02/10/2017: Please find uploaded the change history with questionnaire fee added on XX/XX and LE dated XX/XX which also includes the same fee. Please provide additional information	02/10/2017: Audit reviewed Change History, and has determined that said fee was added on XX/XX/XXXX. Documentation submitted is deemed acceptable. Condition cleared.
 CLTV is lower than guideline maximum : UW Guides maximum CLTV of 85%, loan qualified with CLTV of 80%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.93%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 778

300225077	7b8e6adb-1e32-4235-95ad-e51938736851	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Loan Estimate / LE Not in File	Missing Loan Estimate. The loan tracking report in the file indicates a LE was sent on x.x Additional conditions may apply	02/10/2017: Please find uploaded LE dated X/XX.
02/10/2017: Audit reviewed initial LE dated XX/XX/XXXX, and has determined that the documentation submitted is deemed acceptable. Change history located within the loan file for differences between LE's. Condition cleared.

 CLTV is lower than guideline maximum : UW Guides maximum CLTV of 85%, loan qualified with CLTV of 80%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.93%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 778

300199629	53e0abf8-478a-e611-98c2-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing 1008 or Underwriter Approval	Please provide the X Additional conditions may apply.		10/07/2016: Received 1008. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.54%.; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 694.; Years on Job Borrower has 9 years on the job.

300199629	ad480ac8-a286-e611-98c2-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		10/05/2016: A CDA report reflecting a value $1,225,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.54%.; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 694.; Years on Job Borrower has 9 years on the job.

300199629	1ac59733-d1a3-4e1d-960f-71838c3da3ed	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error
The final Closing Disclosure dated x/x/x Contact Information section is incomplete.  The address and phone numbers of the Borrowers Real Estate Broker and Sellers Real Estate broker are missing and is also missing the email address for the Borrowers Real Estate Broker and the Settlement Agent license number is missing. Please note that a letter of explanation to the borrower must also be issued, along with the corrected CD, and evidence of delivery.
															LOE, amended CD sent via regular mail	10/07/2016: Received post consummation CD with all corrections to contact information & letter of explanation. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.54%.; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 694.; Years on Job Borrower has 9 years on the job.

300199629	862f3854-58db-47fa-8fc4-c96a49497fa3	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Total of Payments is not accurate	The CD dated x/x/x reflected total of payments as x.x The actual total of payments is x.x, an over-disclosure of x.x		10/04/16: Non-material, observational finding, loan will graded a B.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.54%.; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 694.; Years on Job Borrower has 9 years on the job.

300199629	862bfe02-5a8a-e611-98c2-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	General Compliance Exception
In Section F of the final CD, Homeowners Insurance does not list the number of months paid. Per TRID: Under x and x.x(g each item must include the applicable time period covered by the amount to be paid by the consumer and the total amount to be paid. Please note that a letter of explanation to the borrower must also be issued, along with the corrected CD, and evidence of delivery.
															LOE, amended CD sent via regular mail.	10/07/2016: Received post consummation CD adding number of months & explanation letter. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.54%.; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 694.; Years on Job Borrower has 9 years on the job.

300199629	d3255d52-5a8a-e611-98c2-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	In section X under state tax deed, is missing the payee. Please note that a letter of explanation to the borrower must also be issued, along with the corrected CD, and evidence of delivery.	LOE, amended CD sent via regular mail.	10/07/2016: Received post consummation CD adding payee and explanation letter. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.54%.; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 694.; Years on Job Borrower has 9 years on the job.

300191798	ed117636-a020-4261-a3f1-40d85c9a65d5	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	WLSP is not found in the file which corresponds to the LE for services the borrower is permitted to shop for.	08/26/2016: lender has agreed to take reduced grade provided as Services provided on WLSP were not itemized.
08/26/2016: Audit reviewed Lender Rebuttal, and has determined that services provided on WLSP were not itemized. Audit calculated section C fees and are within 10% tolerance for worst case scenario. Loan will be rated a B for all agencies.

300191798	dfd8e88c-678a-4924-a842-6895a4fc0e2f	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided	Missing FACTA Notice. Please provide missing FACTA disclosure	08/26/2016: find uploaded notice to homebuyer and credit score disclosure	08/26/2016: Audit review of FACTA Notice documentation submitted is deemed acceptable. Condition cleared.
300191798	7540b955-19a6-4ded-9a1a-422bbe8402e2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Missing corresponding W.L.S.P. for Initial L.E. in File DID SHOP Fee (Section C)	The WLSP corresponding to the initial LE is missing from the loan file.	08/26/2016: lender has agreed to take reduced grade provided as Services provided on WLSP were not itemized.
08/26/2016: Audit reviewed Lender Rebuttal, and has determined that services provided on WLSP were not itemized. Audit calculated section C fees and are within 10% tolerance for worst case scenario. Loan will be rated a B for all agencies.

300191798	ffd88f80-6f9b-47e7-818f-c807e5651812	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Waiver by borrower of C.D. timing requirement not properly documented for APR variance (Over disclosed)
Waiver by borrower of C.D. timing requirement not properly documented for APR variance. The final Closing Disclosure reflects an APR of x.x The most recent Loan Estimate dated x/x/x reflects an APR of x.x, which is a difference of x.x and exceeds allowable tolerance of x.x
08/26/2016: Change in APR was provided to the borrower with the initial closing disclosure see upload along with e-delivery confirmation with APR suspense
08/26/2016: Audit reviewed all CD's, and has determined that the initial CD was disclosed at least 3 days prior to consummation. E-consent print screen verifies that borrower opened and viewed the document on the same day. Condition cleared.

300191798	d4de61a0-95d9-4217-b063-4e799d4ba9cf	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing borrower’s documented Intent to Proceed	Missing the borrower's documented intent to proceed.	08/26/2016: please find uploaded lenders system notes documenting borrower intent to proceed
08/26/2016: Audit reviewed print screen for  Intent to Proceed, and has determined that the intent to proceed was within 10 days of the LE dated. Documentation submitted is deemed acceptable. Condition cleared.

300191798	e7ad234d-9f3f-44cb-89a0-00d752980e81	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	APR on Final Closing Disclosure is inaccurate in relation to previous Initial disclosure(s) – no evidence of further re-disclosure in file (APR < 0.125 variance – Over disclosed)	APR on final CD is inaccurate and exceeds x.x tolerance. CD value of x.x vs. calculated value of x.x for a variance of x.x over disclosed.	08/26/2016: The APR was re-disclosed with the initial closing disclosure via e-delivery and viewed by borrower
08/26/2016: Audit reviewed all CD's, and has determined that the initial CD was disclosed at least 3 days prior to consummation. E-consent print screen verifies that borrower opened and viewed the document on the same day. Condition cleared.

300191798	83d88469-276a-e611-9c05-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.		08/25/2016-CDA reflecting a value of $630,000 which is a 0.0% variance. Condition cleared.
300191798	2b4513cf-1670-4a79-8662-61d0c912d450	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing E Consent Disclosure	Missing the Borrower's Consent to Receive Communications Electronically. Provide E Consent disclosure for the borrower and co-borrower.	08/26/2016: Please find lender's confirmation of borrower's E Content Acceptance. please also note suspense items for e-consent and WLSP have been addressed	08/26/2016: Audit reviewed print screen for eDelivery Consent, documentation submitted was accepted by borrower dated 07/05/2016 and is deemed acceptable. Condition cleared.
300277969	1666fc96-1f08-413c-ad61-02242ad92f44	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing corresponding W.L.S.P. for Initial L.E. in File DID SHOP Fee (Section C)	The WLSP corresponding to the initial LE dated XX/XX/XXXX is missing from the loan file.		01/20/17: Lender provided the WLSP to correspond to the initial LE dated XX/XX/XXXX. Condition cleared.
300277969	47a00bf0-c1dc-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.		01/20/17: CDA reflecting a value of $750,000.00 which is a -0.0% variance. Condition Cleared.
300277969	cd5343fc-c3dc-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Changed Circumstance form	Missing corresponding COC for LE dated x.x as the interest rate was locked and increased from x.xto x.x The file is missing evidence of a valid change of circumstance.	01/24/2017: the rate was lock on XX/XX/XXXX, rate was floating prior.
01/24/2017: Audit reviewed print screen, and has determined that the documentation submitted is deemed acceptable. Rate locked on XX/XX/XXXX. Condition cleared.  01/20/17: Lender provided the change history. File is missing COC for the rate locked at X.XX% from previous rate of X.XX%. Points, prepaid interest, and insurance were updated. Condition maintained.

300277969	76eecebd-1414-45d4-9cd8-d614f245752b	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as x.xa month vs. the calculated value of x.x a month. The lender used the incorrect amount of x.x for the taxes vs. the actual amount of x.x
01/17/17: Non material. Loan will be graded a B.
300205301	eb940582-6d62-4cee-99fa-b194eabb1310	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Affiliated Business Disclosure not executed	The Affiliated Business Disclosure is not signed.
10/11/2016:  Lender respectfully disagrees with reviewer's findings. Lender found regulatory evidence that the dispute disclosure must be presented to borrowers timely which Lender did.10/10/2016:  The ABA was provided to borrower timely by lender. 1st was sent as part of Fed & State Compliance doc on XX/XX/XX and again on XX/XX/XX via email. Per E-Delivery record, borrower viewed but did not electronically signed.

10/11/2016: Audit acknowledges that the Lender is unable to produce an executed copy of said document, and loan will be rated a B.10/11/2016:  Referred to Compliance Department10/10/0216:  Affiliated Business Disclosure is not signed.  Condition remains

300205301	d19ccb00-5c8a-e611-98c2-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		10/04/16: A CDA report dated 09/16/2016 reflected a value of $692,000 with a 0% variance to appraisal value. Condition cleared.
300213389	7969c753-f3a0-4126-9284-bdb7708ebeae	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	WLSP was not found in the file.		10/28/2016: Audit calculated section C fees and are within 10% tolerance for worst case scenario. Loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.09%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 680; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 73.70 months reserves

300213389	e0412d41-a677-4351-bd6f-b0b74866d1c0	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	CD Document does not match actual calculated values for Estimated Total Monthly Payment
The final Closing Disclosure does not match actual calculated values for Estimated Total Monthly Payment. The CD shows the payment amount as x.x  The calculated payment amount is x.x  The lender did not include the monthly x.x homeowner’s insurance in the Estimated Escrow amount.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.09%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 680; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 73.70 months reserves

300213389	4fcc676d-2c9d-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Evidence of Taxes and Insurance	Evidence of taxes and insurance were not provided for the first and last property listed on the final loan application Schedule of Real Estate Owned.	11/02/2016: REO 1 is a COOP. Attached please find the Stock Cert and Proprietary Lease. REO 2. both taxes and insurance are escrowed with the mortgage payments.	11/02/2016: Audit reviewed Lender Rebuttal, and has determined that all documentation submitted is deemed acceptable. REO #1 is a CO-OP and REO #2 was escrowed in mortgage payment. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.09%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 680; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 73.70 months reserves

300213389	5ca8a774-f274-477e-be99-92347a33eee2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	CD Document does not match actual calculated values for Estimated Escrow
The final Closing Disclosure does not match actual calculated values for Estimated Escrow in the Projected Payments section. The CD shows x.x  The borrower is escrowing for insurance and the calculated escrow payment should be x.x
															11/02/2016: LOE, amended CD sent to borrowers via US mail.	11/02/2016: Audit review of revised CD to correct Estimated Taxes, Insurance & Assessments section is a non-material grade B. Loan will be rated a 'B' for all agencies. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.09%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 680; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 73.70 months reserves

300213389	301f2c1d-6fa5-4bc3-b754-324cf4a4e068	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Missing corresponding W.L.S.P. for Initial L.E. in File DID SHOP Fee (Section C)	WLSP was not found in the file.		10/28/2016: Audit calculated section C fees and are within 10% tolerance for worst case scenario. Loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.09%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 680; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 73.70 months reserves

300213389	4d54faaf-ae19-406d-950f-3518b04065b9	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure dated Contact Information section is incomplete. The NMLS License Number, Email and Phone of the Settlement Agent are missing.	11/02/2016: LOE, amended CD sent to borrowers via US mail.
11/02/2016: Audit review of revised CD includes all contact information required for the Lender, Broker, Real Estate Agents and Settlement Agent. Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated a 'B'. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.09%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 680; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 73.70 months reserves

300213389	af85ea4e-2f9d-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Rate Lock Agreement	Rate Lock Agreement was not provided in the loan file.	11/02/2016: rate confirm	11/02/2016: Audit review of Rate Lock Agreement documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.09%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 680; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 73.70 months reserves

300213389	c4b7835d-2c9d-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing W-2	x for Co-Borrower was not provided in the loan file as required per lender's guidelines.	11/02/2016: cbr XXXX W2	11/02/2016: Audit reviewed co-borrower XXXX W2, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.09%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 680; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 73.70 months reserves

300213389	4124326e-2f9d-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	The Title - Tax Certificate fee reflected in section H of the final Closing Disclosure is a title fee that should be disclosed in section C Services Borrower Did Shop For.	11/02/2016: LOE, amended CD sent to borrowers via US mail.
11/02/2016: Audit review of Revised CD, Notification of the error (i.e., the letter to borrower) and lender sent postal so no tracking available. Loan will be rated a 'B' for all agencies. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.09%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 680; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 73.70 months reserves

300213389	7d1af6ac-12e3-4fe6-acf8-7a4aff7f6753	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Affiliated Business Disclosure not executed	Affiliated Business Disclosure provided in the loan file was not signed by the borrowers.	11/02/2016: the ABA was sent to bwrs within 3 days of application per regulation. Regulation does not required signed copies.
11/02/2016: Audit reviewed the Lender Rebuttal, and has determined that the model form in Appendix D contains a signature line which provides for the customer's acknowledgment and understanding of the contents of the disclosure. Because the text of the regulation provides that the disclosure must be completed in a manner consistent with the instructions in the Appendix, we look to the Appendix for specific instructions and guidelines.  Accordingly, the signature line on the model disclosure provided in Appendix D essentially constitutes a requirement. When HUD introduced the Affiliated Business Disclosure, HUD provided explanatory materials requiring adherence to the model format in Appendix D, and suggesting that a signature is required. Audit acknowledges that the Lender is unable to produce an executed copy of said document, and loan will be rated a B.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.09%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 680; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 73.70 months reserves

300213389	dfcbb63d-2c9d-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.	11/02/2016: CDA	11/02/2016: A CDA report reflecting a value $1,515,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.09%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 680; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 73.70 months reserves

300204281	8568266a-7691-e611-98c2-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing verbal verification of employment	The file is missing a VVOE for the Borrower. Please provide a VVOE dated within x days of the note date.	10/18/2016: attached please find W VOE dated within 10 days of Note date	10/18/2016: Audit reviewed the WVOE documentation submitted, and has determined that the document provided was within 10 days prior to the Note date. Condition cleared.			DTI is lower than guideline maximum 30.15 % LTV; FICO is higher than guideline minimum 769 vs allowed of 749; Reserves are higher than guideline minimum verified 83 months
300204281	9b84ff24-8291-e611-98c2-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing seller’s Closing Disclosure	Missing the Seller's CD.	10/26/2016: sellers CD	10/26/2016: Audit reviewed executed Seller's CD, and had determined that the documentation submitted is deemed acceptable. Condition cleared.			DTI is lower than guideline maximum 30.15 % LTV; FICO is higher than guideline minimum 769 vs allowed of 749; Reserves are higher than guideline minimum verified 83 months
300204281	223cd653-6b91-e611-98c2-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.	10/28/2016: CDA	10/28/2016: A CDA report reflecting a value $750,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.			DTI is lower than guideline maximum 30.15 % LTV; FICO is higher than guideline minimum 769 vs allowed of 749; Reserves are higher than guideline minimum verified 83 months
300204281	efe20cb1-7f91-e611-98c2-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	B	B	CB	B	B	Credit	Missing Third Party Fraud Tool (Report)
The file is missing a third party fraud report. Guidelines require an industry standard fraud report be provided with the closed loan file along with any supporting document based on fraud report findings. Additional conditions may apply.
															10/18/2016: FraudGuard Report	10/18/2016: Fraud tool provided. Audit reviewed and all red flags are cleared. Fraud tool was pulled post-closing. Loan will be rated a B.			DTI is lower than guideline maximum 30.15 % LTV; FICO is higher than guideline minimum 769 vs allowed of 749; Reserves are higher than guideline minimum verified 83 months
300201514	bf250b85-887e-e611-9c05-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing 1008 or Underwriter Approval	The loan file is missing the x.x
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.10%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 756; Years on Job Borrower has 12.48 years on job

300201514	62bbb19b-887e-e611-9c05-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Executed Personal Tax Returns	Missing the x.x Personal Tax returns for the borrowers.	09/21/2016: in lieu of borrower copy of XXXX personal tax return please find IRS tax transcript for borrower's XXXX 1040 personal returns
09/21/2016: Audit reviewed submitted documentation, the Tax transcript obtained directly from the IRS (prior to Note date) were used in lieu of signed XXXX tax returns and are acceptable for the loan to be classified as a Qualified Mortgage. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.10%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 756; Years on Job Borrower has 12.48 years on job

300201514	e9dc4744-887e-e611-9c05-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.		09/20/2016: A CDA report reflecting a value $660,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.10%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 756; Years on Job Borrower has 12.48 years on job

300228813	1dc88028-04bc-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	Section X of the final Closing Disclosure indicates prepaids are collected. The number of months collected for the Property Taxes was not completed.	12/12/2016: Please find uploaded the amended CD with Letter of explanation sent to borrower via regular US postal service mail delivery
12/12/2016: Audit review of revised CD includes Section F property taxes listing the number of months paid and payee. Notification of the error (i.e., the letter to borrower) and Evidence of shipment was sent via regular US postal service mail delivery.  Loan will be rated a 'B'. Condition cleared

300228813	c1b56e82-955d-4fdd-86b6-66780e29a5e6	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing corresponding W.L.S.P. for Initial L.E. in File DID SHOP Fee (Section C)	The WLSP corresponding to the initial LE dated x/x/x is missing from the loan file.	12/12/2016: Please find uploaded the e-delivery confirmation and Federal State and Compliance document which included the WLSP dated XX/XX	12/12/2016: Audit reviewed the corresponding WLSP, dated XX/XX/XXXX, to the initial LE, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
300228813	d47ae152-26bb-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.		12/14/2016: CDA provided reflecting a value of $550,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300195036	b6ec0a69-239b-4a7f-b685-e1409025d6b0	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing E Consent Disclosure	In order to use electronic signatures please provide copy of signed E-sign Consent Form giving the lender permission to do so. Evidence in file that lender used electronic signature's.	09/07/2016: e consent	09/07/2016: Audit reviewed "Electronic Disclosures and Consent Agreement", documentation submitted was accepted by borrower dated 07/08/2016 and is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.25%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 808; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 33.20 months excess reserves

300195036	7c15e0ec-946f-e611-9c05-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing hazard insurance declaration
Hazard Policy reflects x.x in gross coverage with Note amount of x.x Insufficient Coverage of x.x  Please provide replacement cost estimate from the insurer. The verbal verification of replacement value (IRV) in file is not signed or dated. Additional conditions may apply.
09/07/2016: The homeowners policy identifies the policy as having guaranteed rebuilding cost (dwelling) please see page 2
09/07/2016: Audit concurs with the Lender Rebuttal, and has determined that "Guaranteed Rebuilding Cost (Dwelling) included" was reflected on the Hazard Insurance Declaration page. Coverage is sufficient, condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.25%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 808; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 33.20 months excess reserves

300195036	0903c50c-ae6f-e611-9c05-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Mortgage/deed of trust legal description information	Missing mortgage deed of trust legal description information.	09/07/2016: the legal description is at the last page of the attached, page 25	09/07/2016: Audit reviewed Deed of Trust, and has determined that the legal description was included with said document. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.25%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 808; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 33.20 months excess reserves

300195036	43c9dccd-ac99-45be-930f-d3a08bff6b17	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error
The final Closing Disclosure Contact Information section is incomplete. The NMLS License Number and/or State License number and email address of the Seller’s Real Estate Broker is missing. The email address of the Buyer’s Real Estate Broker is missing.
09/09/2016: attached please find the corrected CD, LOE which were sent to borrower by US mail.
09/09/2016: Audit review of revised CD includes all contact information required for the Lender, Broker, Real Estate Agents and Settlement Agent.  Notification of the error (i.e., the letter to borrower) and Evidence of shipment (sent postal) for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.25%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 808; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 33.20 months excess reserves

300195036	6fd94f3c-ae6f-e611-9c05-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing asset documentation	Missing evidence of earnest money deposit of x.x from borrower held account.	09/07/2016: Borrower’s EMD was $X,XXX. Borrower’s May’s stmt showing combined liquid asset over $XX,XXX 00 which is more than sufficient to cover the EMD.	09/07/2016: Audit reviewed asset documentation, and has determined that Reserves are more than sufficient to cover EMD of $XXXX. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.25%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 808; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 33.20 months excess reserves

300195036	4958f465-ea6f-e611-9c05-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Borrower did not acknowledge receipt of initial C.D. 3 days prior to consummation
Missing evidence of borrower receipt of Initial Closing Disclosure x business days prior to consummation. The initial Closing Disclosure is not signed and there is no evidence it was acknowledged. When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met.
09/07/2016: the initial CD was delivered by electronic
09/07/2016: Audit review of print screen reflects borrower opened and received CD same day verified by e-signature, documentation submitted is deemed acceptable. Borrowers received the initial Closing Disclosure within 3 days prior to the loan consummation. Condition cleared

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.25%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 808; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 33.20 months excess reserves

300195036	2a1a6ee1-ad6f-e611-9c05-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file		08/31/2016: A CDA report reflecting a value $851,000.00 which is a 0.00% variance was provided. Variance within acceptable tolerance. Condition Cleared
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.25%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 808; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 33.20 months excess reserves

300195036	f800b8d1-5dff-4304-a424-176138d2de08	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Total of Payments is not accurate	Total of Payments (TOP) on revised CD reflects x.x vs x.x Actual TOP. Over Disclosed by x.x		09/09/2016: Audit consulted with Compliance, and has determined that Total of Payments (TOP) over disclosure is non-material. Loan will be graded a B. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.25%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 808; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 33.20 months excess reserves

300197723	762eeea0-b9ed-40cc-ab44-38ad6b70de55	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error
The final Closing Disclosure Contact Information section is incomplete.  The missing field name : License number, Contact name, email and phone number of the Settlement Agent is missing. Please provide a corrected CD, LOE and evidence of delivery.
10/10/2016: LOE, amended CD sent via US mail.
10/10/2016: Audit review of revised CD includes all contact information required for the Lender, Broker, Real Estate Agents and Settlement Agent. Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated a 'B'. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 18.110%; FICO is higher than guideline minimum : UW Guides require FICO of 700, loan qualified with FICO of 758; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 59.64 months reserves

300197723	c87e42e7-1cd3-425a-a0b3-c6ad74bef539	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C)
The Loan Estimate dated x/x/x reflects the fee for Title - Wire in section C. On the final CD Title - Wire is disclosed in Section H Optional service. By moving it to section H the lender is indicating that the fee is now not required for financing.  Please provide evidence to support this change, or provide a corrected CD, LOE and evidence of delivery.
10/10/2016: LOE, amended CD sent via US mail.
10/10/2016: Audit reviewed revised CD, and has determined that Wire fee in Section H was moved to Section C fees. Notification of the error (i.e., the letter to borrower) and lender sent postal so no tracking available. Loan will be rated a 'B' for all agencies. Condition cleared

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 18.110%; FICO is higher than guideline minimum : UW Guides require FICO of 700, loan qualified with FICO of 758; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 59.64 months reserves

300197723	ff1ef072-854e-44af-8174-ce0cd69b22e1	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated x/x/x reflects a Certification Fee of x.x and the Tax Service Fee of x.x in section C.  The final CD reflects the Flood Certification Fee of x.x and the Tax Service Fee of x.x in Section B with no resulting CoC for any subsequent disclosures resulting in a x.x refund due for cure. Please provide a corrected CD, copy of refund to borrower, LOE,  and evidence of delivery.

10/05/2016: Lender does not agree with reviewer’s finding. The Flood Cert fee reduced from $XX.XX on XX/XX/XXXX LE to $XX.XX in the CDs while the Tax Service Fee remain unchanged. Why a refund is needed, particularly in the amount of $XX.XX. Lender is asking reviewer to re-examine the findings
10/06/2016: Audit re-analyzed final CD, and has not determined that no fee violation was found. Condition rescinded.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 18.110%; FICO is higher than guideline minimum : UW Guides require FICO of 700, loan qualified with FICO of 758; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 59.64 months reserves

300197723	10d0642a-4a87-e611-98c2-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(w)	CB	B	B	Credit	Missing income documentation
Per guidelines, the WVOE must be dated within x calendar days of the note date in addition to the VVOE for salaried employees. WVOE in the file is not dated within x.x days of the note date. Additional conditions may apply.

10/05/2016: Lender agrees with reviewer’s finding that the W VOE was outside of 30 days from note date requirement. However, the subsequent V VOE confirms that borrower maintain his partnership position with the company.

10/05/2016: Audit acknowledges that the WVOE is outside of guidelines. Loan will be graded a B.10/04/2016: Pending Client review for Exception request. Audit acknowledges that the WVOE (XX/XX/XXXX) documentation submitted was not within 30 days prior to the Note date, however  two verbal verifications of employment (XX/XX/XXXX and XX/XX/XXXX) were also provided. One VVOE was provided within 10 days prior to the Note date

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 18.110%; FICO is higher than guideline minimum : UW Guides require FICO of 700, loan qualified with FICO of 758; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 59.64 months reserves

300197723	7368d4cb-6a86-e611-98c2-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Missing appraisal	Appraisal is missing pictures of the six bedrooms for subject property.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 18.110%; FICO is higher than guideline minimum : UW Guides require FICO of 700, loan qualified with FICO of 758; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 59.64 months reserves

300197723	6abe7bea-6986-e611-98c2-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.	10/10/2016: bedrooms can be excluded due to bedrooms are not considered living area. Required photos are bathrooms and living area	10/10/2016: Audit reviewed the Lender Rebuttal, and has determined that while having photo's of the bedrooms is "best practice", they are not required. Condition rescinded
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 18.110%; FICO is higher than guideline minimum : UW Guides require FICO of 700, loan qualified with FICO of 758; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 59.64 months reserves

300197723	c4393059-06ce-4c62-ac0c-1ffb8b93d303	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Total of Payments is not accurate
The TOP CD is x.x vs x.x Actual TOP with a difference of x.x. Provide index for verification, revised CD with corrected TOP, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification.
10/17/2016: Please find uploaded amended CD and LOX sent via regular US Postal Service to Borrower
10/17/2016: Audit reviewed revised CD, and has determined that the TOP CD is $X,XXX,XXX.XX vs Actual TOP with a difference of $X.XX. Revised CD, Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated a Fitch 'B'. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 18.110%; FICO is higher than guideline minimum : UW Guides require FICO of 700, loan qualified with FICO of 758; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 59.64 months reserves

300211347	96a97682-f9ca-415d-a9a1-88f6736d898b	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)
Evidence of borrower's receipt of initial CD x days prior to consummation was not provided. The initial CD is not dated within x days of the consummation date.  When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met.
11/04/2016: attached please find records of electronic deliveries. The XX/XX/XXXX CD was email to borrower and was viewed
11/04/2016: Audit reviewed electronic log showing the disclosures, when they were provided and when the borrower accessed them, and has determined that sufficient evidence was provided reflecting initial CD was viewed and acknowledged at least 3 days prior to consummation. Condition cleared.

300211347	062b573c-59a0-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.	11/04/2016: CDA	11/04/2016: A CDA report reflecting a value $1,100,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
300211347	9041bed4-ba73-4776-b646-2bfad6b83bc8	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Appraisal Fee of x.x reflected in section B of the final Closing Disclosure was not accurately disclosed.  According to the invoice provided in the file, the Appraisal Fee was x.x and the Appraisal Management Fee was x.x  This breakdown must be reflected in section B of the Closing Disclosure.  Please note that a letter of explanation to the borrower must also be issued.

11/04/2016: Lender disagrees with reviewer’s finding. The total charge from the invoice for ordering the appraisal is $X,XXX which XXXXX itemized the fees involved. Even if an amended CD is warranted, there is no change to the fees which ultimately passed on to the borrower. The borrower was charge $X,XXX for all fees related to ordering the appraisal

11/07/2016: Audit consulted with Compliance, and has determined that the Appraisal fee was accurately disclosed. Condition rescinded.11/04/2016: Audit reviewed Lender Rebuttal, and has determined that no tolerance issue was found, therefore the finding is non-material. Loan will be rated a B

300200351	bd7c84f4-6e88-479a-8828-4fa18b37077f	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided	Missing Notice to Home Loan Applicant disclosure	10/05/2016: RBP	10/05/2016: Audit review of Notice to Home Loan Applicant disclosure documentation submitted is deemed acceptable. Condition cleared.
300200351	a56d47e6-7579-410e-a4a4-8303b790f0eb	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing seller’s Closing Disclosure	Please provided the seller's closing disclosure. Additional conditions may apply.	10/12/2016: Please find uploaded the seller's Closing Disclosure10/05/2016: sellers' CD
10/12/2016: Audit reviewed executed Seller CD, and has determined that the documentation submitted is deemed acceptable. Condition cleared. 10/05/2016: Audit reviewed Final ALTA Settlement Statement, and has determined that a Seller Closing Disclosure (CD) is required on the subject property. Documentation submitted is not acceptable. Condition remains.

300200351	f5e64f0c-3780-4f77-80d2-98b92965ba6e	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing corresponding W.L.S.P. for Initial L.E. in File DID SHOP Fee (Section C)	The WLSP corresponding to the initial LE dated x/x/x is missing from the loan file. Additional condition may apply.	10/05/2016: subject property was ID'd on 07.25.16. WLSP attached.	10/05/2016: Audit review of WLSP corresponding to the initial LE was dated XX/XX/XXX, and has determined that the documentation submitted is deemed acceptable. Condition cleared
300200351	39788982-7b86-e611-98c2-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		09/29/16: CDA reflecting a value of $650,000.00 which is a -0.0% variance. Condition Cleared.
300200351	10a7bc5f-e0fd-4223-b2e4-de5dfa7262ca	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing HUD Homeownership Organization Counseling Disclosure	HUD Homeownership Counseling Disclosure is missing. Please provide the disclosure within x days of the application date along with the list of xagencies. Additional conditions may apply.	10/05/2016: subject property was ID'd on XX/XX/XXXX. HUD Homeownership Organization Counseling Disclosure attached	10/05/2016: Audit review of HUD Homeownership Counseling Disclosure submitted is within three days of application date. Documentation submitted is deemed acceptable, condition cleared.
300200351	d1eba1b1-3e87-46aa-8a07-ca877a8e2167	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The NMLS/license ID and the contact name of the Settlement Agent is missing.	10/05/2016: amended CD, LOE sent to borrower via US mail
10/05/2016: Audit review of revised CD includes all contact information required for the Lender, Broker, Real Estate Agents and Settlement Agent. Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated a 'B'. Condition cleared.

300199034	f62679e6-115d-4d09-b712-0af8c19433b0	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Missing Changed Circumstance form	Missing corresponding COC for LE dated X/XX/XXXX as the appraisal fee has increased from x.x to x.x. The file is missing evidence of a valid change of circumstance.	09/15/2016: Please find uploaded evidence of refund
09/15/2016: Audit review of revised CD, copy of check for cure $XXX, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a Fitch 'B'. Condition cleared.

300199034	ff8c1ae4-3774-e611-9c05-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		09/07/2016: A CDA report dated 08/02/2016 reflected a value of $710,000 with a 0% variance to appraisal value.
300199034	974039e8-1075-e611-9c05-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Sufficient RESPA Cure provided on HUD-1	Final Closing Disclosure reflects a tolerance cure in the amount of x.x paid to the borrower for closing cost cure.		09/07/2016: Final Closing Disclosure reflects a tolerance cure in the amount of $XX paid to the borrower for closing cost cure. Loan will be rated a B for all agencies.
300199340	481c5703-78cd-4747-b50a-8be13930d8da	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The MA License ID and Contact for the Settlement Agent is missing.	09/23/2016: Please find uploaded CD and Letter of explanation sent via regular US postal service
09/23/2016: Audit review of revised CD includes all contact information required for the Lender, Broker, Real Estate Agents and Settlement Agent. Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated a 'B'. Condition cleared.

300199340	aad07948-ca2c-4165-8b5d-2fdf8858de6f	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Special Information Booklet not provided within 3 business days of application date.
The loan file is missing a copy of the Home Loan Tool Kit as evidence it was provided to the borrower.  The Home Loan Tool Kit in the loan file is dated x/x/x and is not within 3 business days of the loan application.
															09/21/2016: Find uploaded eDelivery confirm and Home Loan TOOL Kit uploaded on 7/18	09/21/2016: Audit review of Home Loan Tool Kit submitted is within three days of application date. Documentation submitted is deemed acceptable, condition cleared
300199340	844bd3ca-677e-e611-9c05-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report is not in file.		09/16/2016: A CDA report dated 05/11/2016 reflected a value of $970,000 with a 0% variance to appraisal value.
300200657	8541176e-1279-e611-9c05-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Evidence of Taxes and Insurance	Missing evidence of taxes and insurance for borrower's departing residence.	09/14/2016: taxes and insurance are included with the mortgage payments, please see attached credit suppl.	09/14/2016: Audit reviewed Supplemental Summary, and has determined that the taxes and insurance are included within the monthly payment. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 40%, loan qualified with DTI of 32.49%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 761; Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 82.20 months reserves

300200657	40af2176-a804-4079-b673-09a2095ebfde	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The NMLS License Number of the Settlement Agent is missing.	09/14/2016: amended CD and LOW sent to borrower by US mail.
09/14/2016: Audit review of revised CD includes all contact information required for the Lender, Broker, Real Estate Agents and Settlement Agent. Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated a 'B'. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 40%, loan qualified with DTI of 32.49%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 761; Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 82.20 months reserves

300200657	05528d2b-1279-e611-9c05-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		09/12/2016: A CDA report reflecting a value $576,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 40%, loan qualified with DTI of 32.49%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 761; Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 82.20 months reserves

300215309	c83f28fd-320e-465c-a11e-d820a7d28f6c	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Appraisal Fee of x.x reflected in section B of the final Closing Disclosure was not accurately disclosed.  According to the invoice provided in the file, the Appraisal Fee was x.x and the Appraisal Management Fee was x.x for the first appraisal and the Appraisal Fee was x.x and the Appraisal Management Fee was x.x for the second appraisal.  This breakdown must be reflected in section B of the Closing Disclosure.  Please note that a letter of explanation to the borrower must also be issued.
															attached please find FR 77 51116. page 2 highlighted it is optional to disclose AMC fees.	11/07/2016: Consulted with Compliance, exception is no longer valid. Condition rescinded.
300215309	8ee44c7d-73ed-460a-9239-48119181f025	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The License ID, Email Address and Phone Number of the Settlement Agent are missing.	11/14/2016: LOE, amended CD sent to borrower by US mail.
11/14/2016: Audit review of revised CD includes all contact information required for the Lender, Broker, Real Estate Agents and Settlement Agent. Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated a 'B'. Condition cleared.

300215309	ff3697e2-443e-4f6f-877e-5bac279df709	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided	FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided.	11/07/2016: Credit Score Disclosure and Notice to Home Loan Applicant.	11/07/2016: Audit review of FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure documentation submitted is deemed acceptable. Condition cleared.
300215309	a7d3999a-cca1-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.	11/07/2016: CDA	11/07/2016: A CDA report reflecting a value $1,460,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
300215309	166b743a-87a3-4241-b328-599771f3a437	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	WLSP is not found in the file and missing a detailed list of services which corresponds to the LE for services the borrower is permitted to shop for.	11/07/2016: WLSP dated 09.01.16.	11/07/2016: Audit reviewed WLSP dated 09/01/2016, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
300215309	a49181ad-b2ec-4dfa-9425-6fc8e813fdd9	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing corresponding W.L.S.P. for Initial L.E. in File DID SHOP Fee (Section C)	WLSP is not found in the file and missing a detailed list of services which corresponds to the LE for services the borrower is permitted to shop for.	11/07/2016: WLSP dated 09.01.16.	11/07/2016: Audit reviewed WLSP dated 09/01/2016, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
300205300	aaff947a-b6fc-409f-8a36-9e8c3156ad34	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error
The final Closing Disclosure Contact Information section is incomplete. The License Number of the Settlement Agent or Settlement Agent's Contact is missing. Please provide a letter of explanation to the borrower, corrected CD, and evidence of delivery.

10/20/2016: Audit review of missing CD Contact Information, other than Lender or Broker NMLS or Settlement Agents license number (if required by State), is a non-material grade B. Loan will be rated a 'B' for all agencies. Condition cleared.

300205300	586df5cb-ac94-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing seller’s Closing Disclosure	File is missing the seller's closing disclosure. Additional conditions may apply.	10/26/2016: sellers CD	10/26/2016: Audit reviewed executed Seller's CD, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
300205300	05f2e249-9e94-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.	10/28/2016: CDA	10/28/2016: A CDA report reflecting a value $1,675,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
300205300	54571af4-aa94-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing corresponding C.O.C for most Recent L.E/C.D. in File
Missing corresponding COC for LE's dated x.x. as the Title fees increased from x.x. to x.x And corresponding COC for LE's dated x.x as the points increased from x.x. to x.x The file is missing evidence of a valid change of circumstance.

10/20/2016: Sales price changed because value came in low and rates reapplied at a different point structure. The change history documents points on XX/XX before at XXX% change history document change in title/services you can shop for. The difference was due to 3rd party inspection fees for pool certification of $XXX. LE documenting increase for fee was provided via eDelivery within 3 business days of increase

10/20/2016: Audit reviewed "Change History", as well as lender Notes, and has determined that sufficient evidence was provided for fee changes on LE's. Documentation submitted is deemed acceptable. Condition cleared.

300204280	40bfb40c-358a-e611-98c2-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided		10/05/2016: A CDA report reflecting a value $1,520,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
300204280	715b7903-d486-46b4-8401-e7b1e67a834a	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error
Information required for CD 'Contact Information' section not completed, or completed in error : The final Closing Disclosure Contact Information section is incomplete. The State License number or the Contact license number of the Settlement Agent is missing.
10/11/2016: LOE, amended CD sent to borrower by US mail
10/11/2016: Audit review of revised CD includes all contact information required for the Lender, Broker, Real Estate Agents and Settlement Agent. Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated a 'B'. Condition cleared.

300251327	6a633ce6-dad6-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
CD is missing number of months Property Taxes paid in Section F. Under X.X(g)(2)(i)-(iv) and x.x g)(2) each item must include the applicable time period covered by the amount to be paid by the consumer and the total amount to be paid.

1/12/2017: A post close CD dated within 30 days of consummation was provided to reflect the number of months for the Property Taxes paid in Section F. A letter of explanation was also provided. Condition cleared. Loan will be rated a B

 DTI is lower than guideline maximum UW Guides maximum DTI of 40%, loan qualified with DTI of 25.88%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 783; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 16.60 months reserves

300251327	7837b89b-dad6-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the file.		1/11/2017: CDA provided reflecting reconciled value of $1,550,000 at 0% variance is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 40%, loan qualified with DTI of 25.88%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 783; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 16.60 months reserves

300251327	69de1c4b-dbd6-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing 1008 or Underwriter Approval	X. x was not provided in the file.		1/12/2017: A 1008 loan approval was provided for the subject loan. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 40%, loan qualified with DTI of 25.88%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 783; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 16.60 months reserves

300251327	9ed90d1a-41a2-415e-80fb-0da7f56d7a80	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing borrower’s documented Intent to Proceed	Missing intent to proceed.		1/12/2017: Evidence of the Intent to proceed provided is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 40%, loan qualified with DTI of 25.88%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 783; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 16.60 months reserves

300222991	170a0842-8cc3-4349-8030-fdeda0710543	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The License Number of the Settlement Agent and the phone number of the Borrowers Real Estate Broker are missing.	LOE, amended CD sent to bwr by US mail.	11/30/2016: Received post consummation CD reflecting Settlement Agent's license number and the borrower's Real Estate Broker's phone number and explanation letter. Condition cleared.
300222991	e5a2bc47-eaac-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in file.		11/23/16: CDA reflecting a value of $620,000.00 which is a -0.0% variance. Condition Cleared.
300203017	632a5044-7a8a-e611-98c2-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	APR on CD at closing is inaccurate (C.D. APR > 0.125 variance to calculated result – Over disclosed)	The final Closing Disclosure reflects a APR of x.x The final Loan Estimate dated x/x/x/reflects an APR of x.x which is a difference of x.x and exceeds allowable tolerance of x.x		10/04/2016: Finance charges are considered accurate when they are overstated (§1026.38(o)(2). The loan will be rated a B. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 763; LTV is lower than guideline maximum UW Guides require 80% LTV, loan qualified with LTV of 72.60%; Reserves are higher than guideline minimum UW Guides require #6 months Subject reserves, loan qualified with #65.78 months excess reserves

300203017	c156022d-598a-e611-98c2-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Hazard Insurance Shortfall
Hazard insurance declaration reflects cost coverage limit of x.x with Note reflecting x.x for a shortfall of x.x A copy of the hazard insurance policy in the loan file reflects x.x replacement cost however; there is no guarantee replacement cost.  Please provide evidence of insurer with guarantee replacement cost.
The appraisal identifies the cost new for the subject property as $XXX,XXX which the HOI coverage provided would be sufficient to cover the cost to rebuild should the property be destroyed.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 763; LTV is lower than guideline maximum UW Guides require 80% LTV, loan qualified with LTV of 72.60%; Reserves are higher than guideline minimum UW Guides require #6 months Subject reserves, loan qualified with #65.78 months excess reserves

300203017	d633e444-3dec-468f-9147-4fe30f58ce87	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The NMLS License Number or State License number and Contact Name of the Settlement Agent is missing.	LOE, amended CD sent to borrower by US mail	10/10/2016: Received explanation letter and post consummation CD with Settlement Agents' license #. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 763; LTV is lower than guideline maximum UW Guides require 80% LTV, loan qualified with LTV of 72.60%; Reserves are higher than guideline minimum UW Guides require #6 months Subject reserves, loan qualified with #65.78 months excess reserves

300203017	3d944720-568a-e611-98c2-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file		10/04/2016: A CDA report dated 08/26/2016 reflected a value of $1,825,000 with a 0% variance to appraisal value.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 763; LTV is lower than guideline maximum UW Guides require 80% LTV, loan qualified with LTV of 72.60%; Reserves are higher than guideline minimum UW Guides require #6 months Subject reserves, loan qualified with #65.78 months excess reserves

300203017	3e4b151d-748a-e611-98c2-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Borrower did not acknowledge receipt of initial C.D. 3 days prior to consummation
Missing evidence of borrower receipts of Initial Closing Disclosure x business days prior to consummation.  The initial Closing Disclosure is dated x/x/x  When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met.
10/10/2016: Received evidence Borrower viewed initial CD xx/xx/xxxx. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 763; LTV is lower than guideline maximum UW Guides require 80% LTV, loan qualified with LTV of 72.60%; Reserves are higher than guideline minimum UW Guides require #6 months Subject reserves, loan qualified with #65.78 months excess reserves

300203017	83d603b9-5f8a-e611-98c2-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Missing Documentation	Missing copy of earnest money deposit check in the amount of x.x		10/10/2016: Audit reviewed Lender’s guidelines and agrees that a copy of the check is not required. Reserves of 126 months documented. Condition rescinded.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 763; LTV is lower than guideline maximum UW Guides require 80% LTV, loan qualified with LTV of 72.60%; Reserves are higher than guideline minimum UW Guides require #6 months Subject reserves, loan qualified with #65.78 months excess reserves

300203017	fc2c00d1-728a-e611-98c2-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Missing 4506-T	Missing a copy of the initial and final x.x for the 1st business listed on Schedule E of the Borrowers tax return.	Please refer to page 14 of the 1040. The business listed on the Schedule E was sold
10/10/2016: Audit reviewed Lender Rebuttal, and has determined that the 4506T for businesses are not required. Condition rescinded. 10/10/2016:  Received evidence Business B was sold.  4506-t for Business A not provided.  Condition remains.

 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 763; LTV is lower than guideline maximum UW Guides require 80% LTV, loan qualified with LTV of 72.60%; Reserves are higher than guideline minimum UW Guides require #6 months Subject reserves, loan qualified with #65.78 months excess reserves

300204155	b6f61a24-0c8b-e611-98c2-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.		10/04/16: CDA reflecting a value of $1,120,000.00 which is a -0.0% variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.177%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 808; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 91.06 months reserves

300204155	365af726-a0e2-4a5a-912e-04da0808ef2c	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The missing field name : Phone number of the Borrowers Real Estate Broker is missing.
10/14/2016: Audit review of missing CD Contact Information, other than Lender or Broker NMLS or Settlement Agents license number (if required by State), is a non-material grade B. Loan will be rated a 'B' for all agencies. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.177%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 808; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 91.06 months reserves

300204155	e77666da-b28c-e611-98c2-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Evidence REO Property is Owned Free and Clear	Missing evidence that properties listed x and x on application x under Schedule of Real Estate Owned are owned free and clear.	10/14/2016: The 3rd party fraud tool provides evidence of no mortgage payments for the property as listed.	10/14/2016: Audit reviewed Fraud Report, and has determined that all REO properties in question reflect as "free and clear". Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.177%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 808; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 91.06 months reserves

300204155	5f6d8938-96ab-48f1-99bf-d6882669686f	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing corresponding W.L.S.P. for Initial L.E. in File DID SHOP Fee (Section C)	The WLSP corresponding to the initial LE dated x/x/x/is missing from the loan file.	10/12/2016: Please see page 67 of upload which provides evidence of service providers corresponding to LE dated XX/XX/XXXX	10/12/2016: Audit reviewed WLSP, dated XX/XX/XXXX, corresponding to the initial LE dated XX/XX/XXXX, and has determined that documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.177%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 808; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 91.06 months reserves

300217280	c7a10e4c-3fab-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
CD is missing number of months Taxes paid in Section F. Under x.x(g)(2)(i)-(iv) and x.x(g)(2) each item must include the applicable time period covered by the amount to be paid by the consumer and the total amount to be paid.
11/18/2016: amended CD, LOE sent to borrower by US mail.
11/18/2016: Audit review of revised CD includes Section F property taxes listing the number of months paid and payee. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided.  Loan will be rated a 'B'. Condition cleared.

300217280	deefa391-96aa-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in file.	11/18/2016: CDA	11/18/2016: A CDA report reflecting a value $845,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
300217280	af1a4363-a7ad-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C)
Number of items listed under Section C exceeds x items, Up to x items may be displayed in section C in alphabetical order, charges past x must be lumped together as “additional charges” and must be described. Finding is a non-material grade B.

Number of items listed under Section C exceeds 13 items, Up to 13 items may be displayed in section C in alphabetical order, charges past 13 must be lumped together as “additional charges” and must be described. Finding is a non-material grade B.

300215475	58c9a503-7ea7-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.	11/16/2016: CDA	11/16/2016: A CDA report reflecting a value $1,295,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.69%.; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 790.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 25.20 months of reserves

300215475	4dcb561d-7ea7-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing 1008 or Underwriter Approval	x or Underwriter Approval was not provided in the file.	11/16/2016: Please find uploaded 1008 Underwriting transmittal and approval	11/16/2016: Audit review of 1008 documentation submitted is deemed acceptable. Condition cleared
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.69%.; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 790.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 25.20 months of reserves

300208065	aa78ebb8-54bd-457b-951c-3974633e3584	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Title - Closing Fee, Title - Lender Coverage and Title - Recording Srvc are reflected in section B of the final Closing Disclosure.  The borrower shopped for their own title service provider and did not sue the provider on the WLSP.  The title service fees should be listed in section C of the CD.

11/03/2016: per the invoice attached, title co and title ins co are affiliated.11/03/2016: The services provided by Settlement Agent are those of XXXX title company as the XXX stands for XXXXX title company initials.

11/03/2016: Audit reviewed the Lender Rebuttal, as well as the documentation submitted, and has determined that the title company and title insurance company are affiliates.  Therefore, the title insurance company was correctly placed in Sec B. Condition cleared. 11/03/2016: Audit reviewed the Lender Rebuttal, and has determined that the providers listed on the WLSP match the "Title-Closing Fee" and "Title-Recording Srvc" providers, and are correctly reflected in section B. However, the provider for "Title-Lender Coverage" is NOT listed on the WLSP and fee should be reflected in Sec C of the CD. Provide corrected CD, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification. Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 22.43%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 770; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 71.60 months reserves

300208065	9e0021eb-7c9f-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	B	B	CB	B	B	Credit	Missing asset documentation	Missing the borrower's retirement fund assets. A copy of the retirement statement was in the file however; it was dated over X days old as of the Note date.	11/03/2016: Please find uploaded with the full file assets documents via pages 49-57 and 234-275. Reserves via 401K 60% at $XXX,XXX Credit union with balances of $XK and $XXX.XX
11/03/2016: Audit re-analyzed 401K documentation, and has determined that although the statement is over 90 days from Note date, it is a Quarterly Statement.  Issue is non-material and loan will be graded a B.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 22.43%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 770; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 71.60 months reserves

300208065	92e39c33-289d-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.	11/03/2016: CDA	11/03/2016: A CDA report reflecting a value $800,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 22.43%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 770; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 71.60 months reserves

300208065	dcb754d0-799f-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	The Homeowner's Insurance Premium in section F is missing the name of the service provider.	11/03/2016: LOE, amended CD sent to borrower by US mail.
11/03/2016: Audit review of revised CD includes payee to all fees in Sections F, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated a Fitch 'B'. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 22.43%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 770; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 71.60 months reserves

300208065	b4302260-7b9f-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Missing E Consent Disclosure
Missing the Borrower's Consent to Receive Communications Electronically.  Provide E consent disclosure for the borrower.  The loan file contained a tracking disclosure for the borrower and co-borrower however; the borrower declined the acceptance of E Consent on x/x/x/ and was signed prior to the initial LE.
10/31/2016: Non-Material finding and the loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 22.43%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 770; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 71.60 months reserves

300222734	7e41d450-7bc1-e611-86eb-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing copy of Recorded Mortgage/Deed of Trust for subject loan	Missing copy of recorded mortgage; additional conditions may apply		12/22/2016: Copy of mortgage provided with evidence of recording is deemed acceptable. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 739; LTV is lower than guideline maximum UW Guides require 80% LTV, loan qualified with LTV of 70%; Reserves are higher than guideline minimum UW Guides require #6 months Subject reserves, loan qualified with #32.64 months excess reserves

300222734	f32d5b98-3519-42f9-8696-ae347b167357	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Total of Payments is not accurate	CD Total of Payments (TOP) is x.x vs x.x Actual TOP with a difference of x.x
01/30/2017: Lender disagrees with reviewer’s findings. This condition was not discovered to lender until XX/XX/XXXX, 2 days ago.01/26/2017: the top is over disclosure. thus there is no harm to the borrower.

01/30/2017: Audit consulted with Compliance, and concurs with the Lender Rebuttal. Audit review of revised CD reflects correct TOP. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'. 01/27/2017:  Received revised CD and letter of explanation. Cures are only allowed 60 days’ post consummation.  The documentation provided is 64 days’ post consummation.  Condition remains.01/26/2017: Audit reviewed the Lender Rebuttal, and has determined that the TOP must be corrected due to the OVER disclosure of more than $1,000 per client. Provide corrected CD, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification. Condition remains. 01/26/2017: Pending DM/ADM thoughts on over disclosed TOP more than $100

 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 739; LTV is lower than guideline maximum UW Guides require 80% LTV, loan qualified with LTV of 70%; Reserves are higher than guideline minimum UW Guides require #6 months Subject reserves, loan qualified with #32.64 months excess reserves

300222734	4e3a6af5-7ac1-e611-86eb-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Review Appraisal Missing – A CDA report was not provided in file		12/16/2016: CDA provided reflecting a value of $1,800,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 739; LTV is lower than guideline maximum UW Guides require 80% LTV, loan qualified with LTV of 70%; Reserves are higher than guideline minimum UW Guides require #6 months Subject reserves, loan qualified with #32.64 months excess reserves

300222734	2b168017-34c2-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
The final Closing Disclosure executed by the borrower with most current issue date is missing the Closing Information section:  Disbursement Date; Transaction Information:  the Borrower's address; Loan Information:  correct Loan Term; Calculating Cash to Close information on page X and Contact Information Section: the Lender's Email and Phone Number and the Settlement Agent's License Number.

01/30/2017:Lender disagrees with reviewer’s findings. The first amended CD was uploaded for reviewer to review on 01/04/17. Reviewer did not issue the condition on the Missing payee on Section F until xx/xx/xxxx 21 days later. Once the condition on the missing payee was issued. Lender made correction to the CD the very next day. The correction was made within 60 days of discovery. Lender ask the reviewer to go over the timing on this condition.01/25/2017: The lender has provided a Closing Disclosure and letter of explanation sent to borrower via regular US postal service mail. The CD uploaded date xx/xx replaces any and all prior CD's and therefore becomes the final CD.01/05/2017: the amended CD the lender uploaded 01.03.17 is not the final CD thus make the CDs borrower signed obsolete.12/22/2016:The missing items identified by the reviewer can be found on the CD dated xx/xx/xxxx which was prepared by the lender. Lender’s prepared CD is identified by DocMagic at the bottom right of each page. The CD which was prepared by the settlement agent are pages 6-10 with the missing items identified by the reviewer.

01/30/2017: Audit consulted with Compliance, and concurs with the Lender Rebuttal.  Audit review of revised CD includes Section F property taxes listing the number of months paid and payee. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided.  Loan will be rated a 'B'. 01/27/2017:  Received revised CD and letter of explanation. Cures are only allowed 60 days’ post consummation.  The documentation provided is 64 days’ post consummation.  Condition remains.01/25/2017: Audit consulted with Compliance, and has determined that the CD in question can be disregarded due to errors caught at closing and reprinted correctly.  However, the revised CD currently submitted is missing the government entity for taxes in Section F. Provide Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification.     01/05/2017: Pending Compliance review.01/04/2017: Pending Compliance review. The main issue is that BOTH CD's were signed/acknowledged by the borrower on the same day, therefore the CD issued most current is the final CD.  The borrower received it and the lender took responsibility of the loan docs. CD has multiple issues.    12/22/2016: CD dated prior to the closing date is not considered the final CD, as CD with all the missing information was issued on the closing date and also signed by the borrowers on the closing date. Condition remains.

 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 739; LTV is lower than guideline maximum UW Guides require 80% LTV, loan qualified with LTV of 70%; Reserves are higher than guideline minimum UW Guides require #6 months Subject reserves, loan qualified with #32.64 months excess reserves

300222734	80d98c1f-87c1-e611-86eb-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Changed Circumstance form	Missing evidence of change circumstance for LE dated x/x/x reflecting the addition of discount points to section A.		12/22/2016: Change history provided indicating the addition of the discount point was due to a rate extension is deemed acceptable. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 739; LTV is lower than guideline maximum UW Guides require 80% LTV, loan qualified with LTV of 70%; Reserves are higher than guideline minimum UW Guides require #6 months Subject reserves, loan qualified with #32.64 months excess reserves

300222734	ee3f848c-7bc1-e611-86eb-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing asset documentation	Missing copy of complete, current and legible bank statements for accounts x and x reported per x; statements in file are missing legible date ranges and descriptions.		12/22/2016: Two months legible bank statements provided for accounts #1 and #2 are deemed acceptable. Condition cleared
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 739; LTV is lower than guideline maximum UW Guides require 80% LTV, loan qualified with LTV of 70%; Reserves are higher than guideline minimum UW Guides require #6 months Subject reserves, loan qualified with #32.64 months excess reserves

300222734	cc4657f0-7fc1-e611-86eb-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing LOE
Missing letter of explanation for self-employed co-borrower business; Current P&L for Schedule-C income reflects no revenue or expenses although prior years indicate a trend of both; please provide explanation regarding source, allocation and accounting of x revenue and attestation regarding continued business activity.

01/04/2017: Audit reviewed Final Borrower's Statement (p521), and has determined that the initial deposit was $XX,XXXX.XX minus $X,XXX.XX equals $XX,XXX.XX cash to close. Revised CD with Cash to close matches Final Borrower's Statement, Notification of the error (i.e., the letter to borrower) and lender sent postal, therefore no tracking available. Loan will be rated a 'B' for all agencies.  12/22/2016: The Alt A statement does not correspond to the CD provided one day prior to closing or the CD provided on the closing date, no explanation for the discrepancy from  Alt A statement to the final CD was provided. Condition remains.

01/10/2017: Audit reviewed Employee Contract, and has determined that the co-borrower is under contract as a full time employee and is required to devote exclusively to the employer, thus the zeros on the P&L and Balance Sheet. Methodology is deemed acceptable. Condition cleared. 12/22/2016: Statement at the end of the balance sheet do not address allocation and accounting of 2016 revenue and attestation regarding continued business activity. Condition remains.

 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 739; LTV is lower than guideline maximum UW Guides require 80% LTV, loan qualified with LTV of 70%; Reserves are higher than guideline minimum UW Guides require #6 months Subject reserves, loan qualified with #32.64 months excess reserves

300222734	2c17e308-89c1-e611-86eb-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	General Compliance Exception
This is a dry funding state.  Final Alt A Settlement Statement in file indicates a cash to close of x.x vs. the final CD which reflects a cash to close of x.x with a discrepancy of x.x  Please provide an explanation for the discrepancy.
															12/22/2016: This is a refinanced transaction. Therefore, there is no seller involved	01/04/2017: Audit concurs with the Lender Rebuttal, said loan is a Rate Term Refinance. Condition rescinded.12/22/2016: Pending review by compliance.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 739; LTV is lower than guideline maximum UW Guides require 80% LTV, loan qualified with LTV of 70%; Reserves are higher than guideline minimum UW Guides require #6 months Subject reserves, loan qualified with #32.64 months excess reserves

300222734	165a0416-33c2-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	General Compliance Exception 2
The Lender's initial LE and CD's used a form without a seller in the calculating cash to close table.  The Lender must use the same form for all disclosures.  Required use.The disclosure of the table in x.x(e) may only be provided by a creditor in a transaction without a seller. The use of this alternative calculating cash to close table for transactions without a seller is required for transactions in which the Loan Estimate provided to the consumer disclosed the optional alternative table pursuant to x.x ), and must be used in conjunction with the alternative disclosure under x.x

12/22/2016: Please note the CD between pages 1-5 was prepared by the lender. The CD which prepared by the lender can be identified by the marking of DocMagic at the bottom right on each page. The CD between page 6 to 10 was prepared by the Settlement Agent.

01/04/2017: Audit reviewed Final Borrower's Statement (p521), and has determined that the initial deposit was $XX,XXXX.XX minus $X,XXX.XX equals $XX,XXX.XX cash to close. Revised CD with Cash to close matches Final Borrower's Statement, Notification of the error (i.e., the letter to borrower) and lender sent postal, therefore no tracking available. Loan will be rated a 'B' for all agencies.  12/22/2016: The Alt A statement does not correspond to the CD provided one day prior to closing or the CD provided on the closing date, no explanation for the discrepancy from  Alt A statement to the final CD was provided. Condition remains.

 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 739; LTV is lower than guideline maximum UW Guides require 80% LTV, loan qualified with LTV of 70%; Reserves are higher than guideline minimum UW Guides require #6 months Subject reserves, loan qualified with #32.64 months excess reserves

300222734	d2d33b9b-7dc1-e611-86eb-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Income Verification – Bank Statements
Client Overlay Exception, Client to Review – Missing recent x months bank statements within x days of note date for bank account x reported per x; bank statement is filed dated x/x/x/ Guidelines require minimum x months recent asset verification within x days of note date.
															01/18/2017: attached please find the following month bank statement.	01/18/2017: Audit reviewed Bank Statement for account #4 dated through 09/16/2016, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 739; LTV is lower than guideline maximum UW Guides require 80% LTV, loan qualified with LTV of 70%; Reserves are higher than guideline minimum UW Guides require #6 months Subject reserves, loan qualified with #32.64 months excess reserves

300222734	524efe01-7dc1-e611-86eb-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Evidence of Property Taxes	Missing evidence of current x property taxes for REO reported per x.	01/12/2017: attached please find the tax bill to the REO property, pages 1-3. page 5 verifying the parcel ID to the physical address.
01/12/2017: Audit review of REO documentation submitted is deemed acceptable. Condition cleared. 12/22/2016: Copy of tax record provided does not reference a property address, unable to determine if tax records provided is for the REO. Condition remains

 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 739; LTV is lower than guideline maximum UW Guides require 80% LTV, loan qualified with LTV of 70%; Reserves are higher than guideline minimum UW Guides require #6 months Subject reserves, loan qualified with #32.64 months excess reserves

300222734	2ca79ba9-7ec1-e611-86eb-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	B	B	CB	B	B	Credit	Missing Documentation
Missing evidence of verification of employment for self employed borrower for the Borrower's business A reflected on the Schedule E of his x tax return.  A CPA letter or Business License is required.  Loan is considered non QM compliant, additional conditions may apply.
01/04/2017: please see upload which provides secretary of state search for Business A
01/04/2016: Audit reviewed self employment verification, and has determined that a VOE was provided within 30 days of Note date, however the verification of active license was provided post closing. Loan will be rated a B.  12/22/2016: Business license provided is for Business B on the Schedule E, evidence of CPA letter or Business License for Business A on Schedule E was not provided. Condition remains.

 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 739; LTV is lower than guideline maximum UW Guides require 80% LTV, loan qualified with LTV of 70%; Reserves are higher than guideline minimum UW Guides require #6 months Subject reserves, loan qualified with #32.64 months excess reserves

300222734	561c76d2-acf9-465a-9cda-78d9bb82e46a	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing E Consent Disclosure
Missing the Borrower's Consent to Receive Communications Electronically. The loan file contains a E Consent however; it is dated the same date of the Note and documents were E Consented as of # per the tracking disclosure.  Please provide E Consent disclosure prior to the Note date for the borrowers
12/22/2016: Evidence of borrowers Consent to Receive Communications Electronically prior to the note date was provided. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 739; LTV is lower than guideline maximum UW Guides require 80% LTV, loan qualified with LTV of 70%; Reserves are higher than guideline minimum UW Guides require #6 months Subject reserves, loan qualified with #32.64 months excess reserves

300222734	91f9f6c0-7fc1-e611-86eb-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing W-2	Missing x for Co-borrower; Loan is considered non QM compliant, additional conditions may apply		12/22/2016: A 2014 W2 was provide for the co-borrower. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 739; LTV is lower than guideline maximum UW Guides require 80% LTV, loan qualified with LTV of 70%; Reserves are higher than guideline minimum UW Guides require #6 months Subject reserves, loan qualified with #32.64 months excess reserves

300208688	e5ef4499-3560-486e-ae22-10b8d99c3d0a	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing seller’s Closing Disclosure	Missing seller's Closing Disclosure.	10/21/2016: seller CD attached	10/21/2016: Audit reviewed executed Seller CD, and had determined that documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.665%  ; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 788; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 39.49 months reserves

300208688	214698f6-a794-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing hazard insurance declaration	The hazard insurance was not in effect on date of note. HOI effective date is after the Note date. Please provide a policy in effect as of the Note date.
11/01/2016: Please find uploaded Hazard insurance with effective date of policy10/26/2016: according to the Seller CD, the seller did not sign the Seller CD until after disb which is the date of actual transfer of the property.

11/01/2016: Audit reviewed the HOI, and has determined that the effective date is the same day as the Disbursement date. Documentation submitted is deemed acceptable. Condition cleared. 10/26/2016: Audit reviewed the Lender Rebuttal, as well as the Seller CD, and has determined that all CD's (including Post Closing CD) reflect the disbursement date and prepaid interest date the day BEFORE Seller CD typed date. However, the Seller CD submitted is marked "estimate" not "final". Provide sufficient evidence verifying the correct disbursement date. Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.665%  ; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 788; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 39.49 months reserves

300208688	443f85ca-a0a9-456f-84c5-da3811f5cc35	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error
The final Closing Disclosure Contact Information section is incomplete.  The Name, Address, NMLS License Number, Email and Phone of the Borrowers Real Estate Broker,  Name, Address, Email and Phone of the Sellers Real Estate Broker and the License Number of the Settlement Agent are missing.
10/21/2016: LOE, amended CD sent to borrowers by US mail
10/21/2016: Audit review of revised CD includes contact information required for the Lender, Broker, Real Estate Agents and Settlement Agent. Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated a 'B'. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.665%  ; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 788; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 39.49 months reserves

300208688	94f63b0f-c0e2-40b4-8147-273c4eea20c8	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately	Audit review of CD Estimated Taxes, Insurance & Assessments section is a non-material grade B for difference of x.x Loan will be rated a 'B' for all agencies. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.665%  ; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 788; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 39.49 months reserves

300208688	99a7ab31-a694-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.	10/26/2016: CDA	10/26/2016: A CDA report reflecting a value $1,110,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.665%  ; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 788; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 39.49 months reserves

300208688	f6047a73-4295-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Missing asset documentation
The Borrower was required to deposit x of the sales price per the purchase agreement or a total of x.x  The file contains a copy of a wire in the amount of x.x however, the additional funds reflected on the final CD in the amount of x.x is missing from the loan file.  Please provide a copy of these additional funds.  Additional conditions may apply.

10/19/2016: Borrowers had sufficient liquid funds for the x% deposit and fund at closing. Total liquid funds needed $xx,xxx EMD and $xxx,xxx at closing which equal to $xxx,xxx. Borrowers’ Bank account had $xxx,xxx

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.665%  ; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 788; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 39.49 months reserves

300262409	573bedde-a709-4323-abcd-a8466d284d3c	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error
The final Closing Disclosure dated Contact Information section is incomplete.  The Phone Number of the Buyers Real Estate Broker is missing.  The Address, Email and Phone Number of the Sellers Real Estate Broker are missing.  The License ID, Contact Name, Email and Phone Number of the Settlement Agent are missing.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.
01/06/2017: Please find uploaded CD with letter of explanation sent to borrower via regular US postal service mail
01/06/2017: Audit review of revised CD includes all contact information required for the Lender, Broker, Real Estate Agents and Settlement Agent. Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated a 'B'.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.95%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 756; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 46.20 months reserves

300262409	3a7e1d6c-b0ce-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(w)	CB	B	B	Credit	Missing verbal verification of employment	VVOE completed within X business days before the Note date was not provided in the file for the primary borrower.	01/06/2017: see attached
01/06/2017: Audit acknowledges that the VOE, dated xx/xx/xxxx, documentation submitted was not within 10 days prior to the Note date, however a verbal verification of employment was also provided dated AFTER the Note date.  Loan will be rated a B.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.95%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 756; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 46.20 months reserves

300262409	704de15f-b1ce-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
The property taxes in section F of the final Closing Disclosure are missing the government entity.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.
01/06/2017: Please find uploaded CD with corrections and letter of explanation to borrower sent via regular US postal service mail
01/06/2017: Audit review of revised CD includes Section F property taxes listing the number of months paid and payee. Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated a 'B'.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.95%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 756; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 46.20 months reserves

300262409	3bb305f5-afce-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in file.	01/06/2017:CDA	01/06/2017: A CDA report reflecting a value $1,250,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.95%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 756; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 46.20 months reserves

300262409	168db944-6ebf-48af-ac71-49635671c5af	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	The WLSP not provided within X business days of application date. WLSP is dated x/x/x and the application date is x/x/x.		12/30/2016: Services provided on WLSP were not itemized. Audit calculated section C fees and are within 10% tolerance for worst case scenario. Loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.95%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 756; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 46.20 months reserves

300262409	5d0d8607-facd-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to Obtain Copy of Business License	Please provide copy of business license.
01/06/2017: Per further review underwriting states A VOE for his consulting business should not be applicable in this case and not sure a business license or registration for NJ is even required for this type of limited activity. As borrower is gainfully employed with an annual salary of $219k. Their tax returns also reflected schedule”C” consulting work out of his home. The consulting work is not his primary source of income.

01/06/2017: Audit reviewed the lender rebuttal and has determined that a business license for businesses where income was not used to qualify including negative income is not required.  Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.95%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 756; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 46.20 months reserves

300268738	ca04d48f-75e3-4c47-8e3c-a3d9c67f6899	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.	The LE dated x/x/x reflects no Lenders Inspection Fee with no resulting CoC for any subsequent disclosures. The final CD reflects a Lenders Inspection fee of x.x resulting in x.x refund due for cure.		01/16/2017: A RESPA Lenders Inspection fee charge cure on the final CD. Condition clears. The loan will be rated a B for all agencies
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.89%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 780; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 98.60 months reserves

300268738	79259ef6-02dc-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	B	B	CB	B	B	Credit	Missing Third Party Fraud Tool (Report)
The file is missing a third party fraud report. Guidelines require an industry standard fraud report be provided with the closed loan file along with any supporting document based on fraud report findings. Additional conditions may apply.
															01/23/2017: 3rd party fraud report	01/23/2017: Fraud tool provided. Audit reviewed and all red flags are cleared. Fraud tool was pulled post-closing. Loan will be rated a B.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.89%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 780; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 98.60 months reserves

300268738	6a8be008-8bda-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error
The Final Closing Disclosure Contact Information section is incomplete. The Contact, License Number, Email address and Phone number of the Settlement Agent are missing.  A LOE regarding the errors is required as well.
01/23/2017: amended CD, LOE sent to bwr by US Mail
01/23/2017: Audit review of revised CD includes all contact information required for the Lender, Broker, Real Estate Agents and Settlement Agent. Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated a 'B'.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.89%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 780; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 98.60 months reserves

300268738	089f4afd-8ada-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in the file.		01/16/2017: A CDA report was provided on 12/01/2016 with a value of $606,000.00 and 0.00% variance from the $606,000.00 value. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.89%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 780; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 98.60 months reserves

300282154	7003e866-19e7-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing 1008 or Underwriter Approval	x.x is missing from the file. Additional conditions may apply.	02/01/2017: 1008	02/01/2017: Audit reviewed the 1008 and Underwriting Worksheet, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 22.26%.; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 770.; Years in Field Borrowers' have 11 years in field respectively.

300282154	0928c815-3477-43ee-8e37-5d1d189bd094	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Total of Payments is not accurate	The CD dated x/x/x reflected total of payments as x.x. The actual total of payments is x.x an over-disclosure of x.x		01/30/17: Non Material. Loan will be graded a B.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 22.26%.; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 770.; Years in Field Borrowers' have 11 years in field respectively.

300282154	32161cb7-16e7-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Documentation
Appraisal reflects the subject property is located on a privately owned road. A legally enforceable agreement or covenant for street maintenance or if the subject is located in a state or local municipality that legally defines the responsibility of homeowners who share a private road is required. The agreement or covenant should include the following and be recorded in the land records of the appropriate jurisdiction:   Responsibility for payment of repairs, including each party's representative share.  Default remedies in the event a party to the agreement or covenant fails to comply with their obligations. The effective term of the agreement or covenant, which in most cases should be perpetual and binding on any future owners.
02/08/2017: Please find uploaded the CC&R. Please see section 5.2 Maintenance of Neighborhood Property for private road maintenance (pg 24)
02/08/2017: Audit reviewed the Declaration of Covenants, Conditions and Restrictions for HOA, and has determined that the document addresses the privately owned road street maintenance. Documentation submitted is deemed acceptable. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 22.26%.; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 770.; Years in Field Borrowers' have 11 years in field respectively.

300282154	5e7c7c61-f6e6-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the file.		01/30/17: CDA reflecting a value of $720,000.00, which is a -0.0% variance. Condition Cleared
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 22.26%.; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 770.; Years in Field Borrowers' have 11 years in field respectively.

300251956	0b96ba5d-d72f-40c2-bc39-bc18ee044329	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided	The FACTA-Notice to Home Loan Applicant & Consumer Score Disclosure is missing from the loan file.		1/11/2016: A FACTA-Notice to Home Loan Applicant & Consumer Score Disclosure was provided. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.46%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 771; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 65.60 months reserves

300251956	a65274f7-f964-4f84-9117-84beb3186ecc	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error
The final Closing Disclosure Contact Information section is incomplete.  The Email of the Seller's Real Estate Broker is missing.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.
1/11/2017: A post close CD provided dated within 30 days of consummation reflects the email of the seller's real estate broker. A letter of explanation was also provided. Loan will be rated a B.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.46%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 771; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 65.60 months reserves

300251956	0f2309f8-ab36-40d8-a995-7ca8da83008a	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Initial LE not provided within 3 standard business days of application	The initial LE is required to be provided to the borrower within 3 standard business days of application. The Initial LE is dated x/x/x and the application date is x/x/x
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.46%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 771; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 65.60 months reserves

300251956	65ecc582-5029-4d50-9c02-b2601580a58c	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	The WLSP corresponding to the initial LE dated x/x/x is missing from the loan file.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.46%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 771; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 65.60 months reserves

300251956	a2d922d0-42d4-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Documentation	Lender did not provide an ATR/QM status determination supporting Pass status for QM Safe Harbor qualification.		1/11/2017: Evidence of an ATR/QM status determination supporting Pass status for QM Safe Harbor qualification was provided. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.46%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 771; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 65.60 months reserves

300251956	2dff2135-8a42-489e-824f-a2dac60fd61c	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Waiver by borrower of Initial LE timing requirement not provided or properly documented	Waiver by borrower of LE timing requirement not properly documented. No LE was provided on time.		01/06/2016: E-Delivery provided in the file reflects borrower viewed LE on 12/09/2016, which was which was within the 4 day timing requirement for borrower acknowledgement. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.46%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 771; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 65.60 months reserves

300251956	f5a575aa-42d4-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing evidence of flood insurance	Flood application was provided in file as evidence of flood insurance. Flood declarations page must be provided.		1/11/2017: A flood policy declarations page provided for the subject property is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.46%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 771; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 65.60 months reserves

300251956	ee58c4c0-3de6-42c5-933f-b51f824d80f4	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	ECOA Non-Compliant: Appraisal disclosure not provided within 3 days of application.	The Appraisal disclosure is required to be provided to the borrower within x standard business days of application. The Appraisal disclosure is dated x/x/x and the application date is x/x/x
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.46%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 771; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 65.60 months reserves

300251956	f1eb8122-2bd8-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Loan Estimate / LE Not in File	A re-disclosed LE dated within x business days of the rate lock date of x/x/x was not provided.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.46%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 771; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 65.60 months reserves

300251956	8a291115-954c-4c95-a57e-09545a8e4b12	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	HUD Homeownership Counseling Disclosure not provided within 3 days of application	The HUD Homeownership Counseling Disclosure is missing from the loan file.		1/11/2017: A HUD Homeownership Counseling Disclosure within 3 business days of application was provided. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.46%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 771; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 65.60 months reserves

300251956	dbcc7c38-8ad3-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in file.		1/11/2017: CDA provided reflecting reconciled value of $775,000 at 0% variance is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.46%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 771; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 65.60 months reserves

300251956	10d6ca40-aecf-462f-ae1d-500431d0198d	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Initial LE not provided at least 7 days prior to consummation	The Initial LE was not provided at least x days prior to consummation.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.46%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 771; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 65.60 months reserves

300234176	02f80203-a3bc-e611-9869-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided		12/14/2016: CDA provided reflecting a value of $640,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides require maximum DTI of 40%, loan qualified with DTI of 36.42%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 798; Reserves are higher than guideline minimum UW Guides require 18 months of reserves, loan qualified with 31.60 months of reserves

300234176	1587b5cd-07fe-4ef0-8bbd-f46c24e7c947	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Initial Escrow Account Disclosure	The Initial Escrow Account Disclosure is missing from the loan file.		12/14/2016: Received initial escrow account disclosure. Condition cleared.
 DTI is lower than guideline maximum UW Guides require maximum DTI of 40%, loan qualified with DTI of 36.42%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 798; Reserves are higher than guideline minimum UW Guides require 18 months of reserves, loan qualified with 31.60 months of reserves

300234176	cff33d06-7950-4c9a-9535-f8db2ed5ba1d	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure dated x/x/x Contact Information section is incomplete. The Settlement Agent license number is missing.
 DTI is lower than guideline maximum UW Guides require maximum DTI of 40%, loan qualified with DTI of 36.42%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 798; Reserves are higher than guideline minimum UW Guides require 18 months of reserves, loan qualified with 31.60 months of reserves

300228993	783da0aa-7acf-48e2-b114-8c880bd1640d	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error
The final Closing Disclosure Contact Information section is incomplete.  The Contact and License Number of Settlement Agent is missing, The Name,  License ID and Phone Number of the Borrower's Real Estate Broker are missing and the Name, Address, License ID, Email and Phone Number of the Seller's Real Estate Broker are missing.
12/28/2016: amended CD and LOE sent to borrower by US mail.
12/28/2016: Audit review of revised CD includes all contact information required for the Lender, Broker, Real Estate Agents and Settlement Agent. Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated a 'B'.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 21.27%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 776; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 91.80 months reserves

300228993	24d754ae-7c11-4b62-b831-6e1c393b668e	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	General Compliance Exception
The Title - Closing fee and Title - EDoc and Handling are reflected in section H of the final Closing Disclosure.  Section H is for services that are required or obtained in the real estate closing by the consumer, the seller, or other party that are not disclosed pursuant to Sections A through G and not required by the creditor.  The fees should be in section C of the CD.
12/28/2016: amended CD and LOE sent to borrower by US mail.
01/10/2017: Audit review of revised CD reflects correct TOP. Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated a 'B'. 12/28/2016: Audit review of revised CD reflects Sections H Title fees moved to Section C, however TOP CD is $1,120,712.72 vs $1,121,249.56 Actual TOP with a difference of -$536.84. Provide revised CD, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification. Condition remains for TOP issue.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 21.27%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 776; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 91.80 months reserves

300228993	d8fc7406-97c7-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file.		12/22/2016: CDA provided reflecting a value of $830,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 21.27%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 776; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 91.80 months reserves

300228993	77cb7596-97c7-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Missing asset documentation
Missing asset documentation for the 1st two accounts listed on the final loan application.  The bank statement in the loan file were dated as of x/x/x which is over x days from the Note date.  Please provide an updated bank statement.  Additional conditions may apply.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 21.27%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 776; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 91.80 months reserves

300238184	3b88865c-1820-4597-bfea-1bbc4fcda534	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)
The title services fees are reflected in section B of the final Closing Disclosure.  The borrower shopped for their own title service provider and did not use the provider on the WLSP for the aforementioned title services fees. The title fees should be listed in section C of the CD.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.
01/23/2017: please find uploaded Cd with Letter of explanation
01/23/2017: Audit review of revised CD reflects Sections B fees moved to Section C, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated a 'B'. HOWEVER, an additional finding added for TOP issue.  01/16/2017:  There is no issue with Section E Fees, that is just the way our breach reads.  Title fees should be reflected in Section B.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.  Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.75%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 808; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 139.40 months reserves

300238184	3e41372b-2b76-4417-ab4c-072f416b2e3a	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Total of Payments is not accurate
Total of Payments (TOP) on final CD is x.x vs x.x actual TOP for a difference of x.x (Total Scheduled Payments x.x; Prepaid Interest x.x Section D fees x.x Provide corrected CD, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within x days from error notification .
01/25/2017: amended CD, LOE sent to borrower by US mail
01/25/2017: Audit review of revised CD reflects correct TOP. Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated a 'B'.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.75%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 808; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 139.40 months reserves

300238184	2a42ca64-6dd7-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	The property taxes in section F of the final Closing Disclosure are missing the government entity.	01/23/2017: please find CD and letter of explanation uploaded with suspense for compliance DID Shop for fees
01/23/2017: Audit review of revised CD includes Section F property taxes listing the number of months paid and payee. Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated a 'B'

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.75%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 808; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 139.40 months reserves

300238184	fc8d2671-fee8-4247-9917-4120af12219c	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	The Written List of Service Providers was not provided within x days of the application date.		01/11/2017: Audit calculated section C fees and are within 10% tolerance for worst case scenario. Loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.75%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 808; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 139.40 months reserves

300238184	2d5142e7-4de0-4836-976c-7219e81a6670	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error
The final Closing Disclosure dated Contact Information section is incomplete.  The Name, Address, Email and Phone of the Sellers Real Estate Broker are missing.  The Contact Name of the Settlement Agent is missing.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.
01/23/2017: please find CD and Letter of explanation uploaded with suspense for compliance Did Shop for Fees
01/23/2017: Audit review of revised CD includes all contact information required for the Lender, Broker, Real Estate Agents and Settlement Agent. Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated a 'B'.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.75%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 808; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 139.40 months reserves

300238184	b06ee4ed-71d7-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in file.		01/13/2017: CDA provided reflecting a value of $1,200,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.75%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 808; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 139.40 months reserves

300238184	a2d476dc-27d8-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Executed Personal Tax Returns
Schedule x of the x Personal Tax Returns was used as qualifying income.  If tax returns and any applicable schedules are used as qualifying income, they must be executed by the borrower.  x  Personal Tax Returns provided in the file were not executed.
01/13/2017: Received signed tax returns. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.75%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 808; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 139.40 months reserves

300233822	bcecb508-c391-406d-b4df-3aad508a2ea5	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Rate Lock Agreement	Missing Rate Lock Agreement.	12/12/2016: Please find uploaded interest rate confirmation for subject loan	12/12/2016: Audit re-analyzed loan file, and has determined that the Loan Detail Report (p609) reflects Rate Lock date of XX/XX/XXXX, Condition cleared.
300233822	37206e63-7c14-4bca-a425-a3488bb1628d	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure dated XX/XX/XXXX Contact Information section is incomplete. The License Number of the Settlement Agent is missing.	12/12/2016: LOE, amended CD sent to borrower via US mail.
12/12/2016: Audit review of revised CD includes all contact information required for the Lender, Broker, Real Estate Agents and Settlement Agent. Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated a 'B'. Condition cleared

300233822	afeefc51-4abb-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	The WLSP not provided within 3 business days of application date. WLSP is dated XX/XX/XXXX and the application date is XX/XX/XXXX
12/12/2016: The WLSP was sent as a part of the Federal State and Compliance Disclosure delivered via e-Delivery on XX/XX. The complete application with property was identified on XX/XX and document delivered on XX/XX within 3 business days of application date/subject property ID date. Please see attached compliance document and e-delivery confirmation

12/12/2016: Audit reviewed the Lender Rebuttal, as well as re-analyzed loan file, and has determined that the application date is XX/XX/XXXX. Therefore, the WLSP submitted dated XX/XX/XXXX is deemed acceptable. Condition cleared.

300233822	fa0acc0e-dafb-4beb-9bb2-a194c1cf51a9	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Special Information Booklet not provided within 3 business days of application date.	Special Information Booklet in file was not provided with x standard business days of application. The Special Information Booklet is dated XX/XX/XXXX and the application date is XX/XX/XXXX
12/12/2016: The subject loan was initially taken as a pre-purchase with no property identified. The application was not considered complete and therefore not ready for application registration. As per the sales Contract the signature dates did not occur until October and information provided to lender XX/XX at which time initial disclosures sent and application registered.

12/12/2016: Audit review of evidence that the Special Information Booklet (XX/XX/XXXX)  was submitted within three days of application date (XX/XX/XXXX) was provided. Documentation submitted is deemed acceptable, condition cleared.

300233822	e2e101e5-a8f2-4f1e-9ace-06edd3534767	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Initial LE not provided within 3 standard business days of application	The initial LE is required to be provided to the borrower within x standard business days of application. The Initial LE is dated XX/XX/XXXX and the application date is XX/XX/XXXX
12/12/2016: The subject loan was initially taken as a pre-purchase with no property identified. The application was not considered complete and therefore not ready for application registration. As per the sales Contract the signature dates did not occur until October and information provided to lender XX/XX at which time initial disclosures sent and application registered.

12/12/2016: Audit reviewed the Lender Rebuttal, as well as re-analyzed loan file, and has determined that the application date is XX/XX/XXXX. Therefore, the initial LE dated XX/XX/XXXX is deemed acceptable. Condition cleared.

300233822	64a85bce-4e3d-4eb6-b7af-87e72ee8e854	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	HUD Homeownership Counseling Disclosure not provided within 3 days of application	HUD Homeownership Counseling Disclosure in file not provided within 3 days of application. The HUD Homeownership Counseling Disclosure is dated XX/XX/XXXX and the application date is XX/XX/XXXX
12/12/2016: The subject loan was initially taken as a pre-purchase with no property identified. The application was not considered complete and therefore not ready for application registration. As per the sales Contract the signature dates did not occur until October and information provided to lender XX/XX at which time initial disclosures sent and application registered.

12/12/2016: Audit review of evidence that the HUD Homeownership Counseling Disclosure (XX/XX/XXXX) was submitted within three days of application date (XX/XX/XXXX) was provided. Documentation submitted is deemed acceptable, condition cleared.

300233822	bd762581-2ce0-4dd3-b1fa-e54791ed2a46	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Affiliated Business Disclosure not executed	Affiliated Business Disclosure in file not executed.	12/12/2016: The loan file provides evidence of the Affiliated Business Arrangement Disclosure Statement e-delivered and eSign-Consent by Borrower Please see upload	12/12/2016: Audit reviewed evidence of executed Affiliated Business Arrangement Disclosure Statement, and has determined that documentation submitted is deemed acceptable. Condition cleared.
300233822	98554f2c-3817-4598-b253-b8f41ebf8919	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Affiliated Business Disclosure not provided within 3 business days of application date.	Affiliated Business Disclosure not provided within 3 days of application date. The Affiliated Business Disclosure is dated X/XX/XXXX and the application date is XX/XX/XXXX
12/12/2016: The subject loan was initially taken as a pre-purchase with no property identified. The application was not considered complete and therefore not ready for application registration. As per the sales Contract the signature dates did not occur until October and information provided to lender XX/XX at which time initial disclosures sent and application registered.

12/12/2016: Audit review of evidence that the Affiliated Business Disclosure (XX/XX/XXXX)  was submitted within three days of application date (XX/XX/XXXX) was provided. Documentation submitted is deemed acceptable, condition cleared

300233822	e1b9c5ad-4abb-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.		12/14/2016: CDA provided reflecting a value of $940,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300324886	f4fd8bdc-a508-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Loan originator organization name and/or NMLS reference number missing on the mortgage.	Missing page XX of XX of the Deed of Trust reflecting NMLS reference number.	03/16/2017: Please find uploaded a complete copy of the mortgage which includes page 21 uploaded with suspense remedy for PUD Rider
03/16/2017: Audit reviewed verification of the recorded complete Mortgage with attached PUD Rider, and has determined that the documentation includes page 21 of the Mortgage with all NMLS reference numbers. Documentation submitted is deemed acceptable. Condition cleared.

300324886	f3fd8bdc-a508-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Loan originator name and/or NMLS reference number missing on the mortgage.	Missing page XX of XX of the Deed of Trust reflecting NMLS reference number.	03/16/2017: Please find uploaded a complete copy of the mortgage which includes page 21 uploaded with suspense remedy for PUD Rider
03/16/2017: Audit reviewed verification of the recorded complete Mortgage with attached PUD Rider, and has determined that the documentation includes page XX of the Mortgage with all NMLS reference numbers. Documentation submitted is deemed acceptable. Condition cleared.

300324886	bd088e8b-8a07-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.	03/15/2017: CDA	03/15/2017: A CDA report reflecting a value $572,000.00, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
300324886	730d5a4a-ad08-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Documentation	Missing copy of PUD Rider.	03/16/2017: Please find uploaded Mortgage with PUD Rider	03/16/2017: Audit reviewed verification of the recorded Mortgage with attached PUD Rider, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
300319454	d0f70cb1-2608-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Hazard Insurance Shortfall
Hazard insurance declaration page in file reflects hazard insurance coverage of $XXX,XXX.XX at XXX%. The hazard insurance provided does not reflect guaranteed replacement coverage. Replacement cost estimator not provided. Please provided evidence of sufficient coverage. Additional conditions may apply.
03/16/2017: please find uploaded the cost estimator provided by the HOI company
03/16/2017: Audit reviewed the documentation submitted, and has determined that a cost estimator was prepared by the borrower's insurance agent. Documentation from the insurance carrier does confirms the coverage amount is at least equal to 100% of the estimated replacement cost of the home. Coverage is sufficient. Condition cleared.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80, loan qualified with CLTV of 76.71%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.80%.; Years in Field Borrower has 18 years in the field.

300319454	f0eb4616-9f07-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.	03/15/2017: CDA	03/15/2017: A CDA report reflecting a value $934,000.00, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80, loan qualified with CLTV of 76.71%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.80%.; Years in Field Borrower has 18 years in the field.

300229934	c87f7c95-b941-48b5-8861-a9b399624a56	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Cash to Close Disclosure under Costs at Closing section (Page 1) do not match Cash to Close Disclosure under Calculating Cash to Close section	The final Closing Disclosure reflects Cash to Close on page 1 as x.x vs Cash to Close on Page x as x.x The Cash to Close From Borrower on page x does not include the x.x initial deposit.		01/23/17: Lender provided the corrected CD within 60 days of consummation, and letter of explanation to the borrower. Condition cleared.
300229934	79ae744d-c3e1-4428-98c5-c55b4cb359ec	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error
The final Closing Disclosure dated Contact Information section is incomplete.  The Email & Phone of the Buyer's Real Estate Broker and the Seller's Real Estate Broker are missing.  The License ID of the Settlement Agent is missing.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.
01/23/17: Lender provided the corrected CD within 60 days of consummation, and letter of explanation to the borrower. Condition cleared.
300229934	2ba8aa69-5cd8-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in file.		01/16/2017: CDA provided reflecting a value of $1,752,500 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300247531	83293e3c-71cc-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.		12/30/16: CDA reflecting a value of $920,000.00, which is a -0.0% variance. Condition Cleared
300247531	55770829-6ac5-443a-83e2-b2c496c197c0	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	CD Document does not match actual calculated values for Estimated Escrow
CD Estimated Taxes & Insurance Estimate of x.x is incorrect and overstated by x.x Actual Property taxes are x.x Hazard Insurance of x.x .A Letter of Explanation and confirmation of delivery to the borrower is required.

01/10/2017: amended CD, LOE sent to borrower via US mail. The additional $100 represents HOA dues included in the $xxx.xx. Principal and Interest $x,xxxx.xx Real Estate Taxes $xxx.xx  Home Owner's Insurance $221.50 Home Owner's Association Dues $xxx.xx.

01/10/2017: Audit reviewed revised CD, Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated a fitch "B". 12/30/16: On the final CD, on page 1, under the section Estimated Taxes and Insurance & Assessments, "This estimate includes" Homeowner's insurance in escrow. The amount of $xxx.xx is not included in the estimated escrow section of the payment calculation. $xxx.xx + $xxx.xx = $xxx.xx. Please provide a corrected CD, and LOE to the borrower. Condition maintained.

300247531	33a895b3-18cd-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Loan is subject to Mandatory Arbitration	Waiver of Borrower's Rights in file		12/30/16: Lender provided the signed and notarized Waiver of Borrower's Rights. Condition cleared.
300247531	a498b3b3-1725-477b-a396-af4692878a8d	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing borrower’s documented Intent to Proceed	Missing intent to proceed. A Letter of Explanation and confirmation of delivery to the borrower is required.		12/30/16: Lender provided the borrower's documented intent to proceed. Condition cleared.
300247531	afc7ac6f-5bc6-4b34-bdee-19f6856934d7	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	CD Document does not match actual calculated values for Estimated Total Monthly Payment
CD Estimated Taxes & Insurance Estimate of x.x is incorrect and overstated by x.x Total PITI likewise is overstated by x.x A Letter of Explanation and confirmation of delivery to the borrower is required.

01/10/2017: amended CD, LOE sent to borrower via US mail.12/30/16: The additional $100 represents HOA dues included in the $xxx.xx. Principal and Interest $x,xxx.xx Real Estate Taxes $xxx.xx Home Owner's Insurance $xxx.xx Home Owner's Association Dues $xxx.xx.

01/10/2017: Audit reviewed revised CD, Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated a Fitch "B". 12/30/16: On the final CD, on page 1, under the section Estimated Taxes and Insurance & Assessments, "This estimate includes" Homeowner's insurance in escrow. The amount of $xxx.xx is not included in the estimated escrow section of the payment calculation. $xxx.xx + $xxx.xx = $xxx.xx. Please provide a corrected CD, and LOE to the borrower. Condition maintained.

300299382	7ca270cd-9de8-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing corresponding C.O.C for most Recent L.E/C.D. in File	Missing corresponding COC for CD dated x/x/x as the loan amount has changed from x.x to x.x The file is missing evidence of a valid change of circumstance.	02/06/2017: COC highlighting the decrease of loan amount.
02/06/2017: Audit reviewed Change History, and has determined that a borrower requested loan amount decrease was evidenced. Sufficient evidence of COC was provided via change history. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.62%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 777; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 15.6 months reserves

300299382	6e105589-93e8-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in file.	02/03/2017: CDA	02/03/2017: A CDA report reflecting a value $840,000.00, which is a -4.5% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.62%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 777; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 15.6 months reserves

300299382	94511726-820b-470d-a554-baf7585914c8	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Lender Credits on Final Closing Disclosure at closing is inaccurate in relation to previous Initial disclosure(s)	The LE dated x/x/x reflects a lender credit in the amount of x.x The lender credit decreased to x.x on the final CD with no indication of a valid COC to account for the x.xdecrease in the credit.	02/06/2017: COC in highlight showing the reduction in lender credit
02/06/2017: Audit reviewed Change History, and has determined that a borrower requested loan amount decrease was evidenced. Sufficient evidence of COC was provided via change history. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.62%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 777; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 15.6 months reserves

300299382	1586b691-ab7d-46c7-9fb0-c61fcf1f8f37	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Affiliated Business Disclosure not provided within 3 business days of application date.	The Affiliated Business Disclosure in the file is dated x/x/x and the original application date is x/x/x	02/06/2017: Affiliated Business Disclosure dated 11.03.16	02/06/2017: Audit review of Affiliated Business Disclosure submitted is within three days of application date. Documentation submitted is deemed acceptable, condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.62%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 777; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 15.6 months reserves

300299382	0cc2a891-4ae9-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing borrower’s documented Intent to Proceed	Provide an executed copy of the Intent to Proceed disclosure for the borrower.	02/06/2017: screen print of ITP02/06/2017: ITP
02/06/2017: Audit reviewed print screen for "Intent to Proceed", documentation submitted was accepted by borrower dated 12/01/2016 and is deemed acceptable. Condition cleared.02/06/2017: Audit reviewed Intent to Proceed, and has determined that evidence borrower acknowledged said document via print screen or disclosure tracking is required. Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.62%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 777; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 15.6 months reserves

300299382	42b6657e-93e8-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	B	B	CB	B	B	Credit	Missing Third Party Fraud Tool (Report)
The file is missing a third party fraud report.  Guidelines require an industry standard fraud report be provided with the closed loan file along with any supporting document based on fraud report findings.  Additional conditions may apply.
															02/06/2017: fraud report	02/06/2017: Audit reviewed Fraud tool, and has determined that all red flags are cleared. Fraud tool was pulled post-closing. Loan will be rated a B.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.62%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 777; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 15.6 months reserves

300299382	534a8fc2-4ae9-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	WLSP in file was not provided within x days of the application date.	02/06/2017: WLSP dated 11.03.16	02/02/2017: Audit calculated section C fees and are within 10% tolerance for worst case scenario. Loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.62%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 777; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 15.6 months reserves

300299382	f1223622-68a5-46d7-afa5-e52ee1131077	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	HUD Homeownership Counseling Disclosure not provided within 3 days of application	The HUD Homeownership Counseling Disclosure in the file is dated x/x/x and the original application date is x/x/x	02/06/2017: The HUD Homeownership Counseling Disclosure dated 11.03.16	02/06/2017: Audit review of HUD Homeownership Counseling Disclosure submitted is within three days of application date. Documentation submitted is deemed acceptable, condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.62%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 777; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 15.6 months reserves

300306489	8626fc48-1762-4ee0-aa11-d530334c26ca	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Total of Payments is not accurate	The CD dated x/x/x reflected total of payments as x.x The actual total of payments is x.x an under disclosure of x.x	01/19/2017: there is no harm to borrower. the CD is quoting a higher amount than actual payments by $x.xx per reviewer's findings	01/19/2017: Audit reviewed that Total of Payments (TOP) over disclosure less than $100 is non-material. Loan will be graded a B
300306489	f94e9591-17d9-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in file.		01/17/2017: CDA provided reflecting a value of $865,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300306489	bc6d1bdc-93d9-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing corresponding C.O.C for most Recent L.E/C.D. in File	Missing corresponding COC's for LE dated x/x/x and x/x/x The file is missing evidence of a valid change of circumstances.	01/19/2017: COC attached	01/19/2017: Audit reviewed electronic log showing the Change History, and has determined that sufficient evidence was provided for COC's corresponding with LE's. Condition cleared
300268777	f12eeb94-cfd8-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(w)	CB	B	B	Credit	Missing Documentation	Missing documentation to support the "Estimated rent near work location" monthly payment of x.x reflected in the liabilities of the final loan application.
02/14/2017: Client acknowledges lender provided fair market rents in the area and utilized a payment of $x,xxx in lieu of an actual rent payment. Loan will be graded a B.01/26/2017: Pending for Client review of current status.01/16/2017:  Pending Client review.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.32%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 798; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 40.40 months reserves

300268777	250f43de-14d8-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.		01/16/2017: CDA provided reflecting a value of $765,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.32%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 798; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 40.40 months reserves

300312451	a037ef40-3b54-4594-bbf8-fca9374a37ce	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error
The final Closing Disclosure Contact Information section is incomplete.  The License Number of the Settlement Agent is missing and the Phone Number of the Borrower's Real Estate Broker is missing.  Please provide letter of explanation and confirmation of delivery to the borrower.
03/14/2017: LOE, amended CD sent to borrower via US mail.
03/14/2017: Audit review of revised CD includes all contact information required for the Lender, Broker, Real Estate Agents and Settlement Agent. Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated a 'B'.

300312451	2bc9b5ba-0c05-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided	03/13/2017: CDA	03/13/2017: A CDA report reflecting a value $865,000.00, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
300309903	f87ec715-edb7-44c5-b5b7-7a60bb3d03a3	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error
The final Closing Disclosure Contact Information section is incomplete.  The Email and Phone of the Buyer and Seller Real Estate Broker are missing.  The Email of the Settlement Agent is missing.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.
02/21/2017: Please find uploaded CD with letter of explanation uploaded with suspense for final settlement statement. Sent US Postal service regular mail delivery
02/21/2017: Audit review of revised CD includes all contact information required for the Lender, Broker, Real Estate Agents and Settlement Agent. Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated a 'B'.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 48.36%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.61%; Years on Job Borrower has 13 years on job per WVOE

300309903	09e29a1e-8cf2-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.	02/16/2017: CDA	02/16/2017: A CDA report reflecting a value $1,470,000 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 48.36%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.61%; Years on Job Borrower has 13 years on job per WVOE

300309903	6fcc014c-96f3-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
The Title - Owners Coverage (Optional) in section H of the final Closing Disclosure does not reflect the name of the payee.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.
02/21/2017: please find CD and letter of explanation uploaded with suspense item for final settlement statement. CD and letter sent to borrower via regular US Postal Service mail delivery
02/21/2017: Audit review of revised CD includes payee to all fees in Sections H, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated 'B'.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 48.36%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.61%; Years on Job Borrower has 13 years on job per WVOE

300309903	d09e0c13-95f3-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Evidence of Taxes and Insurance	Evidence of Taxes and Insurance for rental property listed in the final loan application was not provided.	02/24/2017: Please find uploaded taxes for property	02/24/2017: Audit reviewed Hazard Insurance and Taxes for REO, and has determined that the documentation submitted is deemed acceptable Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 48.36%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.61%; Years on Job Borrower has 13 years on job per WVOE

300309903	97306ab3-94f3-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Evidence of HOA Fees	Evidence of HOA Fees for rental property listed in the final loan application was not provided.	02/24/2017: Internet search provides evidence of monthly HOA	02/24/2017: Audit reviewed evidence of monthly HOA fee, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 48.36%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.61%; Years on Job Borrower has 13 years on job per WVOE

300309903	0121eab4-8ef2-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing seller’s Closing Disclosure	Seller's Closing Disclosure was not provided in the file.	02/24/2017: find uploaded seller's CD	02/24/2017: Audit review of Final Seller CD documentation submitted is deemed acceptable. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 48.36%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.61%; Years on Job Borrower has 13 years on job per WVOE

300309903	0d312e91-8cf2-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Hazard Insurance Shortfall
The applicable underwriting guidelines required the subject property to be protected against loss from damage.  The hazard insurance coverage is insufficient. The hazard insurance declaration in file reflects $XXX,XXX in dwelling coverage with XXX% extended replacement cost for total coverage of $XXX,XXX.  The hazard policy does not reflect guaranteed replacement cost and a replacement cost estimator was not provided in the file.  This reflects a $XXX,XXX coverage shortfall and therefore a Cost Estimator must be provided.
02/24/2017: Please find uploaded Homeowners insurance cost estimator
02/24/2017: Audit reviewed the documentation submitted, and has determined that a cost estimator was prepared by the borrower's insurance agent. Documentation from the insurance carrier does confirms the coverage amount is at least equal to 100% of the estimated replacement cost of the home. Coverage is sufficient. Condition cleared.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 48.36%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.61%; Years on Job Borrower has 13 years on job per WVOE

300309903	27952e45-96f3-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	General Compliance Exception
Final settlement statement in file indicates a cash to close of $XXX,XXX.XX With a refund to the borrower in the amount of $XXX.XX vs the Final CD which reflects a cash to close of $XXX,XXX.XX with a discrepancy of $XXX.XX.  Provide explanation for the discrepancy, copy of refund check to borrower in the amount of $XXX.XX, and proof of delivery within 60 days of consummation.

02/22/2017: refund check not required. Borrower. Lenders CD has been updated to match the Escrow Company's final statement in regards to charges. Charges for services were changed which required lender to correct closing disclosure02/21/2017: Lender’s CD has been updated to match the Escrow Company Final statement in regards to charges. CD and letter of explanation sent to borrower via regular US postal mail delivery. No refund required02/17/2017:  Please provide additional details/calculations regarding the suspense item identified

02/22/2017: Audit consulted with Compliance, no refund required. Loan is rated a B. 02/22/2017: Compliance to review for further guidance.02/21/2017: Received explanation letter and post consummation CD reflecting cast to close of $XXX,XXX.XX.  Copy of refund check for $XXX.XX not provided. Condition remains.02/21/2017: Audit reviewed revised CD, and has determined that the "Cash to Close" ($XXX,XXX.XX) on page 1 does not match the page 3 "Cash to Close" ($XXX,XXX.XX). Provide corrected CD, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification. Condition remains. 02/17/2017:  Audit has uploaded the final CD and final settlement statement.  The final CD reflects a down payment of $42,000 and cash to close of $XXX,XXX.XX on page 3.  The final Settlement Statement reflects a down payment of $XX,XXX and additional deposit of $XXX,XXX.XX on page 1 and cash to borrower of $XXX.XX on page 3.  The final CD is missing the cash to borrower of $XXX.XX.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 48.36%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.61%; Years on Job Borrower has 13 years on job per WVOE

300309903	2a773e63-eff2-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Missing asset documentation	Missing source documentation to support large deposit into account #X as reflected on the final loan application in file.
02/21/2017: Borrowers had more than sufficient liquid assets for the transaction without the XXXXXXXXXXXX Account  the reviewer questioned the large deposit of $XX,XXX. The combined total from the proceed from the sale of the prior residence $XXX,XXX and the EMD of $XX,XXX were more than sufficient.
02/21/2017: Audit re-analyzed the Assets, and has determined that without utilizing Account #X, Reserves are sufficient with an excess of $XX,XXX.XX. Condition rescinded.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 48.36%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.61%; Years on Job Borrower has 13 years on job per WVOE

300309903	4fb07091-eb09-4933-88df-fdf5bed5002f	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Total of Payments is not accurate	The final CD reflected total of payments as $X,XXX,XXX.XX. The actual total of payments is $X,XXX,XXX.XX, an over-disclosure of $X.XX.		02/17/2017: Audit recalculated total of payments as $1,235,832.37 which matches Lender. Condition rescinded.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 48.36%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.61%; Years on Job Borrower has 13 years on job per WVOE

300309903	cbe94613-94f3-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	B	B	CB	B	B	Credit	Missing Third Party Fraud Tool (Report)
The file is missing a third party fraud report.  Guidelines require an industry standard fraud report be provided with the closed loan file along with any supporting document based on fraud report findings.  Additional conditions may apply.
															02/22/2017: 3rd party fraud report	02/22/2017: Audit reviewed Fraud tool provided post closing. Audit reviewed and all red flags are cleared. Loan will be rated a B.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 48.36%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.61%; Years on Job Borrower has 13 years on job per WVOE

300300884	5242a745-dfe4-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.		1/30/2017: A CDA report reflecting a value $785,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
300300884	f9c82944-1116-45ff-95a2-810aa55ba881	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error
The final Closing Disclosure Contact Information section is incomplete. The license number of the Settlement agent is missing. A Letter of Explanation and confirmation of delivery to the borrower is required
02/02/2017: Received explanation letter, evidence of shipping and post consummation CD adding Settlement Agent's license number. Condition cleared.
300277965	5783962b-d6e7-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the file.		2/1/2017: CDA provided reflecting reconciled value of $613,000 at 0% variance is deemed acceptable. Condition cleared.
300282157	a10478bf-3bd8-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Missing Balance Sheet
Missing x YTD Balance Sheet for Borrower's Schedule F Farm Income.  Per appendix Q, both a Balance Sheet and a P&L statement are required; in order for the loan to be classified as a Qualified Mortgage.
01/20/17: Balance sheet was included on the same page as the P&L, signed and dated. Condition rescinded.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.65%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 775; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 64.40 months reserves

300282157	1c28ea35-25cd-42bf-acf9-a6039d7dc8d5	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Waiver by borrower of C.D. timing requirement not properly documented for APR variance (Over disclosed)
Missing waiver by borrower of CD timing requirement. Missing evidence of APR re-disclosure. The final Closing Disclosure reflects an APR of x. The prior Loan Estimate dated x/x/x reflects an APR of x which is a difference of x and exceeds allowable tolerance of x
01/11/2017: Over-disclosure of APR is considered a non-material finding. Loan will be graded a B for all agencies
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.65%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 775; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 64.40 months reserves

300282157	cb58acca-3bd8-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Hazard Insurance Shortfall
The applicable underwriting guidelines required the subject property to be protected against loss from damage.  The hazard insurance coverage is insufficient. The hazard insurance declaration in file reflects .x.x in dwelling coverage with x.x replacement cost x.x for total coverage of x.x  The hazard policy does not reflect guaranteed replacement cost and a replacement cost estimator was not provided in the file.  The loan amount is x.x and replacement cost new from the appraisal is x.x which reflects a x.x coverage shortfall.

01/20/17: Lender provided a letter from the insurance company stating the are unable to insure the property for the loan amount, however, will insure the property up to the replacement cost as allowed by California Law, CA Civil Code Section 2955.5. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.65%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 775; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 64.40 months reserves

300282157	16ee4a40-77d7-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in file.	01/17/2017: CDA	01/17/2017: A CDA report reflecting a value $995,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.65%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 775; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 64.40 months reserves

300282157	34500f9e-3dd8-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing seller’s Closing Disclosure	Seller's CD was not provided in the file.	01/17/2017: Please find uploaded the sellers closing Disclosure	01/17/2017: Audit reviewed executed Sellers CD, and has determined that documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.65%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 775; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 64.40 months reserves

300282157	b9e9f4b1-592a-431f-85a6-1b911bd115ff	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	APR on Final Closing Disclosure is inaccurate in relation to previous Initial disclosure(s) – no evidence of further re-disclosure in file (APR < 0.125 variance – Over disclosed)
Missing evidence of APR re-disclosure. The final Closing Disclosure reflects an APR of x.x. The prior Loan Estimate dated x/x/x reflects an APR of x.x which is a difference of x.x and exceeds allowable tolerance of x
01/11/2017: Over-disclosure of APR is considered a non-material finding. Loan will be graded a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.65%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 775; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 64.40 months reserves

300296896	11cc693d-1dee-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Hazard Insurance Shortfall
Hazard insurance declaration page in file reflects hazard insurance coverage of x.x at x. The hazard insurance provided does not reflect guaranteed replacement coverage. Replacement cost estimator not provided.  The loan amount is x.x, which reflects a x.x coverage shortfall. Please provide evidence of sufficient coverage. Additional conditions may apply.

02/13/2017: Audit reviewed the documentation submitted, and has determined that a cost estimator was prepared for the borrower's insurance agent. Documentation from the insurance carrier does confirms the coverage amount is at least equal to 100% of the estimated replacement cost of the home. Coverage is sufficient. Condition cleared.02/09/2017:  Appraisal in not an acceptable form of calculating insurance coverage.  Please provide replacement cost estimator from the insurance coverage.  Conditions remains.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 47.19%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 753; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 35 months reserves

300296896	957d28c1-1cee-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	B	B	CB	B	B	Credit	Missing Third Party Fraud Tool (Report)
The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings.  Please provide Fraud Report with OFAC search. Additional conditions may apply.
															02/10/2017: Fraud Report	02/10/2017: Audit reviewed Fraud tool provided post closing. Audit reviewed and all red flags are cleared. Loan will be rated a B.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 47.19%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 753; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 35 months reserves

300296896	4e0919e2-1bee-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report not provided in file.		02/08/2017: CDA provided reflecting a value of $1,200,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 47.19%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 753; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 35 months reserves

300324880	e47654ca-3708-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error
The Final Closing Disclosure Contact Information section is incomplete. The Email of the Seller's Real Estate Broker and the License Number of the Settlement Agent is missing. Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.
03/16/2017: Please find uploaded CD with letter of explanation sent to borrower via regular UD postal service mail delivery
03/16/2017: Audit review of revised CD includes all contact information required for the Lender, Broker, Real Estate Agents and Settlement Agent. Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated a 'B'.

300324880	d0aec8c3-3708-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.	03/16/2017: CDA	03/16/2017: A CDA report reflecting a value $665,000.00, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
300322402	51af329b-c208-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.	03/16/2017: CDA	03/16/2017: A CDA report reflecting a value $629,000.00, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
300322402	b0dc0874-ef08-e711-90c0-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	The property taxes in section F of the final Closing Disclosure are missing the government entity.	03/16/2017: LOE, amended CD sent to borrower by US mail.
03/16/2017: Audit review of revised CD includes Section F property taxes listing the number of months paid and payee. Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated 'B'.

300322402	7fb5d648-19e7-431a-a000-56e7c29f3638	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	APR on Final Closing Disclosure is inaccurate in relation to previous Initial disclosure(s) – no evidence of further re-disclosure in file (APR < 0.125 variance – Over disclosed)	APR on final CD is inaccurate and exceeds X.XXX% tolerance. CD value of X.XXX% vs. Calculated value of X.XXX% for a variance of X.XXX% over disclosed.		03/14/2017: APR over disclosure is not material. Loan will be graded a B for all agencies.
300322402	70bea425-a2e4-47ad-b63a-2d72dd11adb0	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Waiver by borrower of C.D. timing requirement not properly documented for APR variance (Over disclosed)	APR on final CD is inaccurate and exceeds X.XXX% tolerance. CD value of X.XXX% vs. Calculated value of X.XXX% for a variance of X.XX% over disclosed.		03/14/2017: APR over disclosure is not material. Loan will be graded a B for all agencies.
300177122	993ad040-3328-e611-86f5-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	The loan file is missing the Affiliated Business Disclosure.
06/06/2016: We disclosed the ABAD within 3 days of loan boarding to our LOS. Please see the E-Consent and the initial disclosures inclusive of the AFAD. We accept the E-Consent in place of signed forms back from the borrower. Thank you.06/03/2016: The Affiliated Business Disclosure is attached.

06/06/2016: Audit review of Lender Affiliated Business Disclosure submitted is within three days of application date. Documentation submitted is deemed acceptable, condition cleared.  06/03/2016: Audit review of the Broker Affiliated Business Disclosure submitted is within three days of application date. However, missing the LENDER Affiliated Business Disclosure. Provide either an attestation stating no affiliations exist or the actual disclosure must be provided. Loan will be graded a ‘B’ unless noted documentation is provided.

300177122	7ea751b8-1728-e611-86f5-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		06.02.16 A CDA was provided with a value of $1,076,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
300177122	ab8320d1-1428-e611-86f5-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Good Faith Estimate	The Good Faith Estimate is missing from the file.	06/03/2016: GFE attached	06/03/2016: Audit review of GFE documentation submitted is deemed acceptable. Condition cleared.
300177120	8cf48966-b683-4983-a1f8-b0aa9f9c7d6e	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Closing Costs Disclosure under Costs at Closing section (Page 1) do not match Closing Costs details (Page 2)	CD discloses escrows of $XXX.XX per month vs the LE of $XXX.XX per month.		06/02/2016: audit review determined that no discrepancy. Condition rescinded.
300177120	11699c7f-0628-e611-86f5-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Missing hazard insurance declaration	Hazard insurance needs to have Lender's name as the loss payee.		06/08/16: Lender provided the copy of the hazard insurance declaration which shows XXXXX, LLC its successors and/or Assigns. Condition rescinded.
300177120	3f83d20e-6ef3-45d2-8825-9c69ce671287	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.
06/09/2016: It's on page 20 of the docs that I uploaded to this file. This loan boarded our system on XX/XX which is when we deem the application received on the wholesale channel - and we disclosed on XX/XX so we are within the 3 day requirement. Please clear and thank you in advance.

06/09/2016: Audit acknowledges that the Lender produced a copy of the ABAD within 3 days of application date, however an executed copy of said document was not provided, and loan will be rated a B.06/08/16: Lender provided the initial disclosures and consent proving that we disclosed and borrower received AFBD. Please provide the affiliated business disclosure provided to the borrower within 3 days of the application. Condition maintained.

300177120	c7d7d1c2-0628-e611-86f5-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing signed 4506-T	Missing signed/dated initial and final 4506T for co-borrower.		06/08/2016: Lender provided the signed 4506T signed at application and closing for the borrower and co borrower. Condition cleared.
300177120	107e29a6-0628-e611-86f5-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing copy of title	Missing copy of the prelim title for $XXX,XXX (Prelim in file does not reflect the amount of the insurance.		06/08/16: Lender provided a copy of the title policy for the subject property showing the amount of coverage. Condition cleared
300177120	a724a34c-0928-e611-86f5-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	General Compliance Exception
Section A Fees:  1026.38(f)(1) Under the subheading “Origination Charges,” and in the applicable columns as described in paragraph (f) of this section, an itemization of each amount paid for charges described in § 1026.37(f)(1) the amount of compensation paid by the creditor to a third-party loan originator along with the name of the loan originator ultimately receiving the payment, and the total of all such itemized amounts that are designated borrower-paid at or before closing.

06/09/2016: The attached is from page 66 of: http://files.consumerfinance.gov/f/201503_cfpb_tila-respa-integrated-disclosure-guide-to-the-loan-estimate-and-closing.pdf I believe that we fine with how we disclosed the fees in section A. Origination and funding fees are always paid to the creditor - also, the LO comp is in the correct section, stated (L) and the originator company name. The LO is referenced on page 5 and the guidance states that the individual LO comp will never be itemized. We don't know what the broker splits with their originator. In my opinion this is a non issue. Please advise

06/09/2016: Audit reviewed Lender Rebuttal, and has determined that the fees in Section A do not require the payee to be listed if the borrower is paying the fee. It is only required when the Lender is paying the fee in Section A. Condition rescinded.

300177120	4289198f-294d-4540-94a6-143a78172c9f	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Origination Charges - Section A on C.D. exceeds L.E. Fee (0% Variance) - not supported by C.O.C
The Origination Charges in Section A are subject to 0% variance.  LE dated XX/XX/XXXX The final CD reflects a Funding free of $XXX that was not on the LE with no supporting CoC. A refund of $XXX is due borrower. Post close CD reflects lender credit of $XXX which is sufficient tolerance cure. A letter of explanation to borrower was also provided, but copy of refund check and shipping label was not provided. Please provide copy of refund check and verification that sent to borrower.

06/08/16: Lender provided a copy of the letter to the borrower regarding the refund of the funding fee in the amount of $XXX.XX, copy of the revised CD dated XX/XX/XXXX and check sent to the borrower from the title company.  Condition cleared.

300177120	63de7d23-f727-e611-86f5-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing rate lock verification	Missing rate lock verification.		06/08/16: Lender provided the initial rate lock dated XX/XX/XXXX. Condition cleared.
300177120	905c116b-0b28-e611-86f5-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	WLSP is missing a detailed list of services which corresponds to the LE for services the borrower is permitted to shop for.		06/02/2016: Services provided on WLSP were not itemized. Loan will be rated a B for all agencies.
300177120	dec61cb5-f97a-4878-81f3-23763b6bfbfe	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Initial LE not provided within 3 standard business days of application	Initial LE not provided within 3 business days of application. Broker application date of XX/XX/XXXX vs Initial LE dated XX/XX/XXXX		06/08/16: Initial Broker 1003 and LE dated XX/XX/XXXX was provided/ Condition cleared.
300177120	0e74eb0e-7a27-e611-86f5-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.		06.02.16 A CDA was provided with a value of $850,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
300177120	5a712f44-7a5f-4dda-812c-ecabc9f1a77e	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Incorrect rescission model – Same lender refinance requires form H-9	Incorrect rescission model.Same Lender refinance requires form x
06/08/16: Lender response; This is not a same lender (or servicer to servicer) transaction. The lender(s) being paid off are XXXXXX & XXXXXXX, neither of which are affiliated with Lender. I do see how XXXXXXX could have caught the reviewer's eye but this observation should be waived as we are not affiliated. Condition rescinded.

300177120	a0beff64-0628-e611-86f5-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing LOE	All Letters of Explanation to be dated.	06/13/2016: Please see attached for clear. Thank you in advance.	06/13/2016: Audit reviewed executed LOE, and has determined that documentation submitted is deemed acceptable. Condition cleared.
300177120	0f8b37df-0628-e611-86f5-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing final application (1003)	Missing Third Party Origination form. Unable to determine date the lender received the loan to determine x day disclosure timing. Additional conditions may apply.
06/08/16: Lender provided evidence of the lender's application date and a screenshot of the disclosure list; the docs were drawn on XX/XX/XXXX and were inclusive of the Housing Counselors requirement and are within the 3 days. Condition cleared.

300177120	26b13903-c980-4250-ae0a-94cbde496564	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	HUD Homeownership Counseling Disclosure not provided within 3 days of application	HUD Homeownership Counseling Disclosure not provided within 3 days. Unable to determine date the lender received the file.
06/08/16: Lender provided evidence of the lender's application date and a screenshot of the disclosure list; the docs were drawn on XX/XX/XXXX and were inclusive of the Housing Counselors requirement and are within the 3 days. Condition cleared.

300177120	183ba50c-540c-4f9a-8677-e1e23075be67	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Lender Credits on Final Closing Disclosure at closing is inaccurate in relation to previous Initial disclosure(s)	Unable to determine Lender Refund on Final CD dated XX/XX/XXXX in the amount of $XXX,XXX is valid. Also no proof the updated CD was delivered to the borrower.		06/02/2016: Audit reviewed and determined lender credits are accurate. Condition rescinded.
300177120	f98c97a5-4722-45a8-b823-a608fc63da73	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The NMLS License Number and/or State License Number, Contact name, Email and Phone number of the Settlement Agency is missing.	06/10/2016: Please see attached for clear.
06/10/2016: Audit review of CD includes contact information required for the Lender, Broker, Real Estate Agents and Settlement Agent. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided.  Loan will be rated a 'B'. Condition cleared.

300177119	c15fb72c-2628-e611-86f5-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	General Compliance Exception
Section F of CD does not disclose number of months Homeowners Insurance paid. Under 1026.37(g)(2)(I)-(iv) and 1026.38(g)(2) each item must include the applicable time period covered by the amount to be paid by the consumer and the total amount to be paid.

06/10/2016: Please see the processor cert attached. The LOX, CD and refund were all sent to the borrower via regular mail. This was sent within 60 days of notification. Please waive.06/06/2016: This was corrected on the CD issued on XX/XX/XXXX. Please refer to the attached and waive. Thank you

06/10/2016: Audit review of revised CD includes Section F property taxes listing the number of months paid. The Notification of the error (i.e., the letter to borrower) and lender sent postal, so no tracking available, within 60 days from error notification was provided. Loan will be rated a Fitch 'B'.  Condition cleared.06/06/2016: Audit review of revised CD includes Section F property taxes listing the number of months paid. However, missing the Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification. Condition remains.

300177119	def76e4a-26f8-4657-9de7-5dd5c66e9a5c	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	WLSP does not list at least one available provided for each service borrower can shop for.		06/01/2016: Services provided on WLSP were not itemized. Loan will be rated a B for all agencies.
300177119	53a82b34-2828-e611-86f5-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in file.		06.02.16 A CDA was provided with a value of $1,380,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
300177119	aeeb4749-2628-e611-86f5-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	General Compliance Exception 2	Section F of LE does not disclose number of months Homeowners Insurance paid.
06/06/2016: We cannot correct an LE after a CD is issued however we did correct the number of months on the corrected CD that was issued to the borrower on XX/XX/XXXX. We believe that this should be deemed acceptable. Please waive.
06/06/2016: Audit review of revised CD includes Section F property taxes listing the number of months paid. Loan will be rated a 'B'. Condition cleared.
300177119	419d5c6f-d5cf-4a2a-889e-b4f995cbc760	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Origination Charges - Section A	Points and Funding Fee in section A do not list Payee.
06/10/2016: The attached is from page 66 of: http://files.consumerfinance.gov/f/201503_cfpb_tila-respa-integrateddisclosure- guide-to-the-loan-estimate-and-closing.pdf I believe that we fine with how we disclosed the fees in section A. Origination and funding fees are always paid to the creditor - also, the LO comp is in the correct section, stated (L) and the originator company name. The LO is referenced on page 5 and the guidance states that the individual LO comp will never be itemized. We don't know what the broker splits with their originator. In my opinion this is a non issue. Please waive.

06/10/2016: Audit review of revised CD, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a Fitch 'B'. Condition cleared.

300177119	9ee4948c-c336-4526-acf2-05e3c29dbfc6	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for General Information section not present in C.D.	General Information/Closing Information section of CD is missing File # and Sellers address	06/10/2016: Please see attached to clear. Thank you in advance.
06/10/2016: Audit review of missing General Information on LE/CD was corrected on final CD and is a non-material grade B. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B' for all agencies. Condition cleared.

300177119	6ecb05b5-848d-4b62-8a06-24e04319c3d2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error
'Contact Information' Section of CD is missing: Lender email and phone number; All information for Buyers and Sellers Real Estate Brokers; Settlement Agency State License ID number, Contact person and contact person state license ID number, email and phone number.
06/10/2016: Please see attached to clear
06/10/2016: Audit review of CD includes contact information required for the Lender, Broker, Real Estate Agents and Settlement Agent. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided.  Loan will be rated a 'B'. Condition cleared.

300177119	b3559995-2528-e611-86f5-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	LE does not have Lender's email or phone listed on page 3 under Additional Information About This Loan.	06/06/2016: This was corrected on the CD issued on XX/XX/XXXX. Please refer to the attached and waive. Thank you.	06/06/2016: Audit review of missing LE/CD Contact Information, other than Lender or Broker NMLS, is a non-material grade B. Loan will be rated a 'B' for all agencies. Condition cleared.
300177119	ef15baba-2835-4635-92ca-c82fd18075c8	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	Affiliated Business Disclosure not provided.	06/06/2016: We disclosed the ABAD within 3 days of loan boarding to our LOS. Please see proof of delivery as well as the disclosures attached.	06/06/2016: Audit review of Affiliated Business Disclosure submitted is within three days of application date. Documentation submitted is deemed acceptable, condition cleared.
300152231	127b8392-8a58-4f1f-9711-9c785acff689	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated x./x/x reflects a Title - Attorney Fee of x.x, a Title - Lender's policy Fee of x.x an Appraisal Report Fee of x.x and a Credit Report Fee of x.x with no resulting CoC for any subsequent disclosures. The final CD reflects a Title - Attorney Fee of x a Title - Courier Fee of x a Title - CPL Fee of x a Title - Lender's Policy Fee of x,x a Title - Search Fee of x, a Title - Binder Fee of x a Title - Title Examination Fee of x an Appraisal Fee of x and a Credit Report Fee of x resulting in a x refund due for cure.

05/10/2016: Please see check and shipping label along with LOX, CD and Wire info to prove this issue is properly cured.05/09/2016: Our funding department is processing the cure funds. See corrected CD and LOX attached which will accompany check to borrower.

05/10/2016: Audit review of revised CD, check for cure of $x,xxx.xx, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a Fitch 'B'. Condition cleared.05/09/2016: Audit review of revised CD reflecting cure for $x,xxx.xx and Notification of the error (i.e., the letter to borrower) was provided. However, Check for cure of $x,xxx.xx and Evidence of shipment for evidentiary purposes within 60 days from error notification was not provided. Condition remains.

300152231	b24d3ea2-8110-e611-8544-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report not provided if file.		05/04/2016: CDA provided reflecting a value of $620,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
300152231	608ff89f-f711-e611-8544-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Missing corresponding C.O.C for most Recent L.E/C.D. in File	Missing corresponding COC for LE dated x/x/x as the Lender Credit has changed from x.x to x.x The file is missing evidence of a valid change of circumstance.
05/06/2016: Not sure if the reviewer made a mistake on this one but see my attached rebuttal. credit of xx,xxx is not making sense on this one. Not matching up with loan. See attached lox /COC/ and LE's to support.
05/06/2016: Audit concurs with the lender rebuttal, condition rescinded.
300152231	048a9da9-4784-4fcb-a292-dacbbbcc4468	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.
WLSP in the file is missing a detailed list of services which corresponds to the LE for services the borrower is permitted to shop for.  The WLSP reflects Title - Closing Attorney and the final CD reflects x title fees.

05/06/2016: The WLSP was sufficient for the LE however it wasn't applicable for the CD. We are in the process of refunding the borrower for the additional title fees that are showing on the CD. As I understand it, this should take care of this observation and the refund cited on the other observation. Please let me know if you disagree. Thanks.

05/10/2016: Audit review of revised CD, check for cure of $x,xxx.xx, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a Fitch 'B'. Condition cleared.05/09/2016: Audit review of revised CD reflecting cure for $x,xxx.xx and Notification of the error (i.e., the letter to borrower) was provided. However, Check for cure of $x,xxx.xx and Evidence of shipment for evidentiary purposes within 60 days from error notification was not provided. Condition remains. 05/06/2016: Audit reviewed Lender Rebuttal, provide revised CD, copy of cure check, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification. Condition remains.

300152231	5ee3f086-5faa-4cd4-b270-e7179acceab2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Affiliated Business Disclosure not executed	The Affiliated Business Disclosure is not signed by the Borrower or Co-Borrower.		05/05/16: Lender provided proof that the AFBA disclosure was delivered to the applicants, arrangements and an estimate of charges. AFBD not signed loan will be rated a B.
300152226	1ac8e020-5e0d-e611-8544-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Tax Transcripts	The loan file is missing the x tax transcripts.	05/04/2016: Please see 2013 transcripts attached.	05/04/2016: Audit reviewed 2013 Tax Transcripts, dated prior to consummation, documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.47%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 781; Years on Job Borrower has 14 years on job

300152226	3325a39a-4fd5-4009-a980-4c407def6a90	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Affiliated Business Disclosure not executed	The affiliated business disclosure dated x/x/x is not signed.
05/04/2016: Before I go to the borrower or broker I am submitting proof that the AFBA disclosure was delivered to the applicants. after viewing the guidance we must provide this disclosure, describe the arrangements and an estimate of charges and we've done just that. Is this enough to clear this finding so we don't have to bother the broker or borrower to look in their files?
05/04/2016: Audit acknowledges that the Lender is unable to produce an executed copy of said document, and loan will be rated a B.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.47%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 781; Years on Job Borrower has 14 years on job

300152226	a2e626c9-ff5a-42d9-acbf-b87a90fe30a4	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing corresponding W.L.S.P. for Initial L.E. in File DID SHOP Fee (Section C)
Missing corresponding W.L.S.P. for Initial L.E. in File (Section C) & Recording Fee (Section E).  The Broker's application date is x/x/x and the Lender's application date is x/x/x  The WLSP is dated x/x/x
															05/04/2016: Please see attached for clear.	05/04/2016: Audit reviewed WLSP, dated xx/xx/xxxx, and has determined that the documentation is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.47%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 781; Years on Job Borrower has 14 years on job

300152226	18876a3a-5d0d-e611-8544-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.		05/04/2016: A CDA report reflecting a value $725,000.00 which is a 0.00% variance was provided. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.47%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 781; Years on Job Borrower has 14 years on job

300152226	1935c57b-5e0d-e611-8544-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing HUD-1 From Sale of Previous Property	Missing the HUD-1 from sale of departing residence.	05/04/2016: Prior Sale HUD	05/04/2016: Audit reviewed CD from sale of departing residence, documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.47%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 781; Years on Job Borrower has 14 years on job

300152226	69937e3c-5e0d-e611-8544-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Missing Verification of Mortgage	Missing the mortgage statement to verify PITIA for the departing residence. This document will not be required if the Lender can provide the sales HUD-1 for the current principal residence.	05/04/2016: Sales HUD from prior res	05/04/2016: Audit reviewed CD from sale of departing residence, documentation submitted is deemed acceptable. Condition rescinded.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.47%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 781; Years on Job Borrower has 14 years on job

300302045	86feff53-22cf-4d98-9097-d21a4c83cb67	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Total of Payments is not accurate	The CD dated XX/XX/XXXX reflected total of payments as XX/XX/XXXX. The actual total of payments is $XXX,XXX, an over-disclosure of $XXX	01/12/2017: Curative Packet
01/12/2017: Audit reviewed TOP, and has determined that Total of Payments (TOP) over disclosure less than $100 XX/XX/XXXX.  Both reflect Total of Payments of $XXX,XXX.XX.  Actual Total of Payments is $XXX,XXX.XX + X,XXX.XX + $X,XXX.XX = $XXX,XXX.XX, a difference of $X.XX.  Condition remains.  In addition, the lender credit increased from $xxx.xx on xx/xx/xxxx to $xxx.xx on xx/xx/xxxx. Letter of explanation, evidence of mailing and copy of check for $xxx not provided.

300302045	310bc7d0-7fc7-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	Missing "valid" WLSP. The WLSP in file does not disclose fee estimate for title services.		12/29/16; Upon further review, audit has determined that the fee amounts are not required on the WLSP. Condition rescinded.
300302045	b1c49f01-88c7-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Missing Changed Circumstance form
Changed circumstance forms dated XX/XX/XXXX and XX/XX/XXXX are not valid. The forms indicate changed circumstances of “Third party fees or services required (example: VVOE, Subordination a” but does not specify what third party fee or service was changed and cannot be considered a valid changed circumstance.
01/12/2017: Cure Packet
01/12/2017: Audit review of revised CD, check for cure, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'.

300302045	742605bb-76c2-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Acknowledged	B	B(w)	VB	B	B	Property	570 - Review Appraisal Missing	The CDA is missing from file	01/11/2017: short form
01/19/2017: Audit consulted with compliance and exception is considered a B. Loan will be graded a B.01/12/2017: Audit consulted with the Valuation Department, and has determined that based on the appraisers response reflected on the Short Form Appraisal, clarity on the purchase price is required. The CD was based from the sale price of $XXX,XXX not $XXX,XXX, therefore an appraisal revision would be appropriate. Condition remains.  01/11/2017: E-mailed management to review - waiting

300302045	d11e8689-72c7-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE dated XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX are XX/XX/XXXX are missing the lender's e-mail or phone number under the section, Additional Information About This Loan.		01/04/2017: Audit review for missing Lender’s phone number or email address on LE was correct on initial, final and post consummation CD and is a non-material grade B.
300302045	0c91de86-a6ea-45bf-8ea0-00c112f2cbcd	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The State License number or the Contact license number of the Settlement Agent is missing.		01/04/2017: Received explanation letter, air bill and post closing CD with license number for settlement agent. Condition cleared.
300177118	4474b174-e2a9-42e7-a38d-0c652abef8bc	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.
The service provider list in file is an old RESPA service provider list and does not list the individual "services" associated with each provider. It is not the service provider list that is under form x in the rule. The WLSP is itself a violation and it is confusing to consumers because it has text that relates to the GFE.
06/02/2016: WLSP referencing a GFE is non-material. Loan will be graded a B for all agencies.
 FICO is higher than guideline minimum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.70%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 787; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 37.20 months reserves

300177118	dbce9529-f527-e611-86f5-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing asset documentation	Please provide October bank statement for the joint account with a balance as of XX/XX/XXXX totaling x.x		06/08/16: Lender provided a copy of the XXXXXXX Bank statement ending XX/XX/XXXX with a balance of $XXX,XXX.XX. Condition cleared.
 FICO is higher than guideline minimum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.70%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 787; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 37.20 months reserves

300177118	f0acf679-f927-e611-86f5-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Review Appraisal Missing – A CDA report was not provided in file.		06.02.16 A CDA was provided with a value of $698,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
 FICO is higher than guideline minimum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.70%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 787; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 37.20 months reserves

300177118	f1b17c7b-d754-45a2-bc1f-ffe7a2703e8b	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Missing E Consent Disclosure	Disclosure not provided.	06/06/16: No documents were e-disclosed on this loan.	06/08/16: Audit reviewed the file and determined the disclosures were not signed electronically. Condition rescinded.
 FICO is higher than guideline minimum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.70%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 787; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 37.20 months reserves

300177118	c5d6d64c-873d-4b52-bd3f-b5e9bf13b4c1	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	Please provide Affiliated Business Disclosure signed by the Borrower and dated within 3 days of the initial application date; or verification that the Lender does not have any affiliates.		06/08/16: Attestation provided showing lender does not have any affiliates. Condition cleared.
 FICO is higher than guideline minimum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.70%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 787; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 37.20 months reserves

300177118	16d43f54-f927-e611-86f5-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Asset Violation	Lender approval required updated bank statements with no account numbers blacked out. Please provide requested asset documents.		06/08/16: Lender provided a copy of the XXXXX Bank statement ending XX/XX/XXXX with the account numbers shown. All other bank statements are acceptable. Condition cleared.
 FICO is higher than guideline minimum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.70%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 787; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 37.20 months reserves

300177118	51aae1c2-f927-e611-86f5-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	313 - Property in Disaster Area	Property in Disaster Area: Property located in FEMA Declared disaster area. Inspection post incident date was not provided	06/09/2016: PDIThe disaster in NJ in XXX was only a public assistance for state, local and tribal government, not individual assistance, therefore, no disaster cert is required.
06/09/2016: Audit reviewed Post Disaster Inspection Form, and has determined that no "disaster related damages" were notated. Condition cleared.06/08/16: Per lender sellers Guide dated XX/XX/XXXX Pg 171, For all loans except for DU Refi Plus and LP Open Access loans, until a loan is purchased by lender if the subject property is located within an identified Major Disaster Declaration area, per FEMA, and the appraisal was performed prior to the disaster, lender will require an inspection to verify that there is no damage to the property. The inspection must indicate that the appraiser has inspected the property after the disaster and must include a comment from the appraiser that no damage to the property has occurred from the disaster. Lender will accept one of the following inspections:? 1004D/442, with at a minimum, a photograph of the front of the subject property, signed by the original appraiser, or? Fannie Mae Form 2075 or Freddie Mac 2070 (NOTE: These reports may be completed either by the original appraiser or by another licensed appraiser.) Condition maintained.

 FICO is higher than guideline minimum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.70%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 787; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 37.20 months reserves

300177118	7a7bb41d-f927-e611-86f5-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing verbal verification of employment	Please provide verbal verification of employment dated within 10 days of the Note date.		06/08/15: Lender provided the VVOE and third party verification dated XX/XX/XXXX, which is within 10 days of the note date. Condition cleared.
 FICO is higher than guideline minimum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.70%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 787; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 37.20 months reserves

300154249	f1b07805-1f0b-e611-8544-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	Review Appraisal Missing. A CDA report was not provided in file.		04/28/2016: CDA provided reflecting a value of $800,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
 FICO is higher than guideline minimum UWGuides require FICO of 720, loan qualified with FICO of 799; Years in Primary Residence Borrower has resided in subject for 12 years; Years on Job Borrower has 6 years on job

300154249	de11a6f2-527f-4cae-ad0e-e2a3a8c46271	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately. The final Closing Disclosure did not included HOA dues in total and "Other" box was not marked.
05/04/2016: Attached is a corrected CD with the HOA fees added into projected payments section total along with the overnight label showing it was sent. I have also attached the 1008 to show the totals match

05/04/2016: Audit reviewed revised CD, and has determined that the HOA was included on page 1 for Estimated Taxes, Insurance and Assessments section. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a Fitch 'B'.  Condition cleared.

 FICO is higher than guideline minimum UWGuides require FICO of 720, loan qualified with FICO of 799; Years in Primary Residence Borrower has resided in subject for 12 years; Years on Job Borrower has 6 years on job

300154249	42883b04-650c-e611-8544-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	313 - Property in Disaster Area	Property located in a FEMA declared disaster area. Inspection post incident date was not provided.	04/29/2016: Disaster area did not include individual assistance for the incident in NJ from XX/XX/XXXX-XX/XX/XXXX, therefore, no post incident inspection is required. Please reference FEMA website.
05/04/2016: E-mailed investor Disaster Inspection05/03/2016: Investor will provide post disaster inspection05/02/2016: Exception is pending review from client.05/04/16: Post Disaster Inspection Form dated 05/03/2016 provided. No damage or outstanding issues noted. Condition cleared.

 FICO is higher than guideline minimum UWGuides require FICO of 720, loan qualified with FICO of 799; Years in Primary Residence Borrower has resided in subject for 12 years; Years on Job Borrower has 6 years on job

300154249	b3717713-2ba8-4fe6-bc61-42cce9961b16	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)
Missing evidence of borrower receipt of Initial Closing Disclosure x business days prior to consummation. When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met.
															04/29/2016: Attached is initial CD which was e-signed by borrower on XX/XX/XXXX, three days prior to consummation. This was also included in original upload	04/29/2016: Audit reviewed Lender Rebuttal, and has determined that the initial CD dated XX/XX/XXXX was e-signed by borrower on the same day. Condition cleared.
 FICO is higher than guideline minimum UWGuides require FICO of 720, loan qualified with FICO of 799; Years in Primary Residence Borrower has resided in subject for 12 years; Years on Job Borrower has 6 years on job

300177117	521c0d8b-f87d-40a8-b86c-1bdc4731b7a5	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Naming Convention in Services Borrower DID SHOP Fee (Section C) on C.D. is not consistent with L.E.	Revised post close CD reflects section C Title-Closing Fee and LE reflects Title-Escrow/Settlement/Closing Fee (**condition added x/x/x/		06/22/2016: Audit reviewed and determined no naming convention issue because borrower did not chose vendor on WLSP. Condition rescinded.
300177117	0a1e5b6e-9bdb-4a87-b1d7-819b3d36636b	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The CD is missing the settlement agents license information.	06/09/2016: Attorneys are not required to be licensed in CA
06/09/2016: Audit review of CD includes contact information required for the Lender, Broker, Real Estate Agents and Settlement Agent. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided.  Loan will be rated a 'B'. Condition cleared.06/08/16: Lender provided a copy of the CD dated XX/XX/XXXX however the contact information section is incomplete.  The NMLS License Number of the Settlement Agent, and Settlement Agent Contact is missing. Condition maintained.

300177117	36c6a7a9-1428-e611-86f5-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.		06.02.16 A CDA was provided with a value of $1,230,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
300177117	92d0dce4-2637-e611-86f5-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately	Estimated Taxes, Insurance & Assessments section of revised post close CD does not list any amount and 'In Escrow?' questions not answered.	06/22/2016: Attached is revised CD along with LOX to borrower	06/22/2016: Received revised post close CD with estimated taxes, insurance & Assessments added along with letter to borrower. Loan will be grade a B. Condition cleared.
300177117	7a80a075-1abd-4117-8b90-3f03ddacf401	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Owners Title policy amount is not accurate	File is missing the final title policy, Preliminary title in file only.		06/08/16: Lender provided a copy of the final title policy reflecting the correct amount of coverage. Condition cleared.
300177117	ea3b27f8-8154-4f66-b806-fc5d07a65b65	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Missing updated W.L.S.P. for service charges added to Borrower DID SHOP Fee (Section C) charges on revised L.E.	The W.L.S.P. is missing the costs for each service listed.		06/02/2016: Services provided on WLSP were not itemized. Loan will be rated a B for all agencies.
300177117	8be12d55-db38-425b-9a6d-5177eeb57c23	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Affiliated Business Disclosure not executed	The Affiliated Business disclosure in the loan file is blank.		06/08/16: Lender provided an attestation, signed by the post closing manager, that they do not have any affiliates. Condition cleared.
300177117	cb5af378-61a2-404c-a2c7-a83534e71f18	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Finance Charge under disclosed (Exceeds $35 variance/threshold) for Rescindable Transactions	CD Finance Charge XXX.XX and the actual Finance charge is XXX.XX with a difference of XXX.XX	06/22/2016: Attached is itemization of lender credit
06/24/2016 Received revised CD with copy of refund check to borrower, Letter of explanation and proof of mailing. Loan will be graded a B. Condition cleared.06/22/2016: Finance charge remains under disclosed. Condition remains.06/20/2016: Received revised post close CD (without letter to borrower or proof of mailing or check to borrower). CD Finance Charge is $xxx.xxx.xx vs actual of $xxx,xxx.xx. A difference of $x,xxx.xx. Condition remains.

300177117	2e1b17b2-67c2-4fcb-bcbc-c80a91282e97	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Amount Financed over disclosed (Exceeds $35 variance/threshold)	CD amount financed XX.XX vs actual finance charge of XX.XX A difference of XX.XX (**Condition added XX/XX/XXXX, base on revised CD provided**).	06/22/2016: Attached is itemization of lender credit
06/24/2016 Received revised CD with copy of refund check to borrower, Letter of explanation and proof of mailing. Loan will be graded a B. Condition cleared.06/22/2016: Finance charge remains under disclosed. Condition remains.06/20/2016: Received revised post close CD (without letter to borrower or proof of mailing or check to borrower). CD Finance Charge is $xxx,xxxx.xx vs actual of $xxx,xxx.xx. A difference of $x,xxx.xx. Condition remains.

300177117	fe7f084b-2737-e611-86f5-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Estimated Taxes, Insurance & Assessments section on Loan Estimate not reflected accurately	Estimated Taxes, Insurance & Assessments section of revised post close LE does not list any amount and 'In Escrow?' questions not answered.		06/20/2016: Escrows are deemed non-material. Loan will be rated a B for all agencies.
300177117	6d6b2c1e-2e37-4999-9815-f20faff7a21e	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Affiliated Business Disclosure not provided within 3 business days of application date.	The Affiliated Business disclosure in the loan file is blank.		06/08/16: Lender provided an attestation, signed by the post closing manager, that they do not have any affiliates. Condition cleared.
300177117	d8cc0e16-1803-4b71-843f-8b89a7a62899	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Missing corresponding W.L.S.P. for Initial L.E. in File DID SHOP Fee (Section C)	The W.L.S. P. within the loan file is missing the costs listed for each service.		06/02/2016: Audit reviewed and determined that this is a duplicate condition. Condition rescinded.
300152222	01b11909-f54c-4c80-bb42-013744c8b303	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	Based on the invalid WSLP in file, it appears borrower shopped for title services listed in Section B. These fees should be listed in Section C.	05/10/2016: Attached is post consummation CD showing title fees moved to correct section	05/10/2016: Received explanation letter and post consummation CD showing title fees moved to correct section. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 742; Years in Primary Residence Borrower has resided in subject for 35.02 years; Years on Job Borrower has 34.02 years on job

300152222	c03f839e-120c-e611-8544-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Documentation	Per Lender Guidelines; File is missing history of HELOC reflecting no draws have been taken in past x months		05/05/2016: Loan updated to a Cash Out Refinance. Within Guidelines. Condition Cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 742; Years in Primary Residence Borrower has resided in subject for 35.02 years; Years on Job Borrower has 34.02 years on job

300152222	ad0c3e28-6bde-4533-8259-d51ec8d02729	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.
The service provider list in file is an old RESPA service provider list and does not list the individual "services" associated with each provider. It is not the service provider list that is under form x in the rule. The WLSP is itself a violation and it is confusing to consumers because it has text that relates to the GFE
04/28/2016: Services provided on WLSP were not itemized. Audit calculated section C fees and they are within 10% tolerance for worst case scenario. Loan will be rated a B for all agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 742; Years in Primary Residence Borrower has resided in subject for 35.02 years; Years on Job Borrower has 34.02 years on job

300152222	c7de3354-f881-46cd-b085-c732bef51f84	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Lender Credits on Final Closing Disclosure at closing is inaccurate in relation to previous Initial disclosure(s)	Lender credit on LE dated x/x/x is x.x and lender credit on final CD is x.x. No valid change of circumstance was provided for decrease in lender credit. A refund of x.x is required.
05/06/2016: The X/X CD shows a lender credit of $XXXX with the lender paying the credit report fee of $XX.XX. The system moved this fee out of the lender credit and applied directly to the credit report fee. The borrower did receive a credit of $XXXX.XX on the CD, which matches the X/X LE.05/03/2016: Attached COC states that loan amount was lowered to XXX,XXX(from XXX,XXX). Lender credit was based on loan amount, therefore, it was lowered also.

05/06/2016: Audit reviewed lender rebuttal, and has determined that the Official Commentary at 1026.19(e)(3)(i) - para. 6 sets forth the methodology for the good faith analysis for lender credits. There it states that if the aggregate amount of the lender credits does not change from the LE to the CD, then there is no good faith violation. Therefore, in this case, where the aggregate amounts stay the same, but the allocation of those credits changed, we would not view this as a good faith tolerance violation. Condition cleared. 05/03/2016: Audit reviewed COC documentation, provide evidence via Pricing Adjustment Worksheet as verification for lender credit adjustments. Condition remains.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 742; Years in Primary Residence Borrower has resided in subject for 35.02 years; Years on Job Borrower has 34.02 years on job

300152222	bdfceea2-f6ce-4bb5-8827-cd711425aa75	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Naming Convention in Origination Charges - Section A on C.D is not consistent
LE reflects Origination Fee in Section A. CD reflects Loan Review Fee, Processing Fees and Underwriting Fees. Corrected CD showing Section A Fees as: Origination Fee – Loan Review Fee, Origination Fee – Processing Fee, Origination Fee – Underwriting Fee required along with letter of explanation to borrower.
															05/10/2016: Attached is the post consummation CD showing origination fees corrected	05/10/2016: Received post consummation CD showing origination fees corrected. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 742; Years in Primary Residence Borrower has resided in subject for 35.02 years; Years on Job Borrower has 34.02 years on job

300152222	709109e9-ac0b-e611-8544-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		04/28/2016: CDA provided reflecting a value of $1,500,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 742; Years in Primary Residence Borrower has resided in subject for 35.02 years; Years on Job Borrower has 34.02 years on job

300152222	cafcbff7-970b-e611-8544-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Final 1003 is incomplete
Please provide corrected Final x reflecting the age of the Borrowers’ dependent. Additionally, please provide corrected final x reflecting monthly qualifying income that matches the transmittal summary.
															05/10/2016: Attached is corrected 1003 along with LOX from lender. Borrower marked herself as a dependent on 1003 in error.	05/10/2016: Received revised final application and letter of explanation. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 742; Years in Primary Residence Borrower has resided in subject for 35.02 years; Years on Job Borrower has 34.02 years on job

300314294	a0dde0d5-37f2-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in file.	02/15/2017: CDA	02/15/2017: The A CDA report was provided on 02/03/2017 with a value of $860,000.00 and 0.00% variance from the $860,000.00 value. Condition cleared.
300314294	e6eaadef-ccf2-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	General Compliance Exception
The LE's in the loan file reflect the subject is a Rescindable Transaction however; the final Closing Disclosure in file reflects the subject as a Rescindable Transaction on a Non-Rescindable form.  Required use. The Disclosure of the table in x may only be provided by a creditor in a transaction without a seller. The use of this alternative calculating cash to close table for transactions without a seller is required for transactions in which the Loan Estimate provided to the consumer disclosed the optional alternative table pursuant to x and must be used in conjunction with the alternative disclosure under x

02/15/2017: Audit re-analyzed the LE and CD, and has determined that while the use of the incorrect form (Refinance transaction with seller column on CD) is not an exception, it is prudent practice for the lender to utilize the correct form. Condition rescinded.

300314294	64908174-0c2f-4272-aa48-d1a5ad349a86	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.	The LE dated x/x/x reflects a Credit Report fee of x with no resulting COC for any subsequent disclosures. The final CD reflects a Credit Report fee of x.x resulting in a x.x refund due for cure.		02/14/2017: A RESPA Credit Report charge cure on the final CD in the amount of $XX.XX. Condition cleared. The loan will be rated a B.
300314294	56281a87-39f2-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Acknowledged	B	B(w)	VB	B	B	Property	Greater than 10 acres used in determining Subject Value	The loan property is greater than x acres.
02/13/2017: Exception acknowledged by client. Property is 20.04 acres. Not income producing property, 1/2 acre pond, 1728 sqft six stall barn and XXXX sqft metal barn used for storage. Land is XX% of the value. home is newly built with well and septic.  Prior mortgage history 0x30 for XX months, XXX mid credit scores, 66% LTV/CLTV, $XXX in liquid assets, XX/XX DYI, XX years employed. Exception will be graded a B.

300314294	3a07afe1-40f2-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	The Affiliated Business Disclosure is missing from the file for the lender.	02/15/2017: ABA Attestation Letter	02/15/2017: Audit review of lender attestation statement regarding "no Affiliated Businesses" is deemed acceptable, condition cleared.
300302262	ca668230-b9dd-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.		1/20/2017: CDA provided reflecting reconciled value of $3,200,000 at 0% variance is deemed acceptable. Condition cleared.
300302262	04495035-41dc-4cd7-b37f-bbda295bc3ae	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error
The final Closing Disclosure Contact Information section is incomplete. The license number of the Settlement agent is missing. A Letter of Explanation and confirmation of delivery to the borrower is required.
01/20/2017: Audit reviewed CD and is determined the Settlement Agent license number is on the Contact Information Section. Condition cleared.
300302262	dca3dab8-01a2-4df3-bd1b-ca6d60684c6d	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	The Affiliated Business Disclosure for the Lender is missing		01/19/2017: Audit review of lender attestation statement regarding no Affiliated Businesses, located on page 484, is deemed acceptable, condition rescinded.
300302262	7900c759-c689-4653-bc43-87ea2d884c96	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately	Estimated taxes, insurance, and assessments per final and post close CD is x.x the actual amount from file documents is x.x a x.x difference.		01/19/2017: Audit review of CD Estimated Taxes, Insurance & Assessments section is a non-material grade B for difference of $X.XX. Loan will be rated a 'B' for all agencies.
300302044	e398b6a6-b5c3-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report is missing from file.		12/29/16: CDA reflecting a value of $1,075,000.00 which is a -0.0% variance. Condition Cleared.
300302044	7401d8e7-bdd9-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Failure to obtain 3rd party verification of employment	A verbal verification employment in the loan file indicates a x party doc - CPA letter was used to verify employment verification. A copy of the CPA letter was not provided.		01/17/2017: Received CPA letter verifying self employment. LOE is dated within 10 days of note date. Condition cleared.
300302044	226cdea8-5e7c-4cdd-988c-4b2602246264	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	Missing affiliated business disclosure		12/28/16: Upon further review, the lender provided an attestation that they do not have any affiliates. Condition rescinded.
300302043	94776d9e-50c2-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	315 - Property condition or damage	A CDA report is missing from file.		12/29/2016: CDA provided reflecting a value of $670,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum 32.33% DTI < 43% permitted; FICO is higher than guideline minimum 776 FICO score > 740 required; Reserves are higher than guideline minimum 65.90 months PITI reserves > 6 months required

300302043	70eafa24-c1c7-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The LE dated x/x/x, x/x/x and x/x/x are missing the lender's e-mail or phone number under the section, Additional Information About This Loan.		12/29/2016: Audit review of missing LE Lender phone number/email address, was corrected on the final CD is a non-material grade B. Loan will be rated a 'B' for all agencies
 DTI is lower than guideline maximum 32.33% DTI < 43% permitted; FICO is higher than guideline minimum 776 FICO score > 740 required; Reserves are higher than guideline minimum 65.90 months PITI reserves > 6 months required

300302043	0a48cf66-47d6-47d1-bcdb-e88485ba2feb	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Borrower not provided 3 day rescission period	The Right to Cancel form was executed date does not reflect transaction date and reflected an incorrect expiration date.	01/10/2017: RTC	01/10/2017: Audit reviewed executed Right to Cancel, and has determined that the dates were corrected and initialed by both borrowers. Documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum 32.33% DTI < 43% permitted; FICO is higher than guideline minimum 776 FICO score > 740 required; Reserves are higher than guideline minimum 65.90 months PITI reserves > 6 months required

300302043	51a42bac-3cab-461c-84d2-994ac3e80b0e	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.
Missing "valid" WLSP.  The WLSP in file is missing a detailed list of services which corresponds to the LE for services the borrower is permitted to shop for and does not disclose Estimated fee for the title services.
															01/10/2017: WLSP	01/10/2017: Audit reviewed WLSP, fees not itemized. Audit calculated fees and are within 10% tolerance for worst case scenario. Loan will be rated a B for all agencies.
 DTI is lower than guideline maximum 32.33% DTI < 43% permitted; FICO is higher than guideline minimum 776 FICO score > 740 required; Reserves are higher than guideline minimum 65.90 months PITI reserves > 6 months required

300302043	4e00b349-c1c7-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Final 1003 is incomplete
Final x, Section  x reflects incorrect city for Borrower’s present address, loan is a primary residence refinance and city should match Note. Additionally, Final x indicates Co-Borrower has been with same employer for x  years vs. x year x months per VVOE.
1/4/2017: Received corrected 1003. Condition cleared
 DTI is lower than guideline maximum 32.33% DTI < 43% permitted; FICO is higher than guideline minimum 776 FICO score > 740 required; Reserves are higher than guideline minimum 65.90 months PITI reserves > 6 months required

300302043	3b557237-c1c7-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Changed Circumstance form
File is missing valid changed circumstance form for the discount fee increase from x.x on LE dated x/x/x to x.x reflected on CD dated x/x/x  Changed circumstance form dated x/x/x  does not identify any reason for the increased expense to the Borrower.
12/29/2016: Received valid change in circumstance dated XX/XX/XXXX. In addition, there is a valid change in circumstance, dated XX/XX/XXXX, in the original loan file. Condition cleared.
 DTI is lower than guideline maximum 32.33% DTI < 43% permitted; FICO is higher than guideline minimum 776 FICO score > 740 required; Reserves are higher than guideline minimum 65.90 months PITI reserves > 6 months required

300302042	f00fdaf3-04c3-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		12/28/2016: CDA provided reflecting a value of $1,150,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300302042	3b4d2800-4eaf-40b0-88c5-9fc2c3285dc0	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing E Consent Disclosure	Missing the Borrower's Consent to Receive Communications Electronically. Provide E Consent disclosure for the borrower		12/28/2016: Received E-consent disclosures for both. Condition cleared.
300302041	2b07f21c-10c2-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		12/28/2016: CDA provided reflecting a value of $1,030,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 53.16%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 765; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  7.80 months reserves

300302041	dde409f5-e5c3-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	DTI Exceeds Guidelines	DTI x.x> x.x maximum allowed DTI. Lender did not include 2nd lien payment of x.x based on the current draw amount.		12/28/2016: Received post close credit supplement and CD verifying loan was paid off & closed. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 53.16%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 765; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  7.80 months reserves

300302041	f6a291f2-2d00-4a29-b996-29a8c98b90c5	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Loan does not meet criteria for Qualified Mortgage	QM limits the maximum DTI to x.x		12/28/2016: Received post close credit supplement and CD verifying loan was paid off & closed. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 53.16%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 765; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  7.80 months reserves

300302040	b1a03573-86c7-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	The Final CD x Section F, lien item X reflecting incomplete payee.		12/30/2016: Received post consummation CD, air bill and explanation letter. Payee has been corrected. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.39%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualfied with FICO of 788; Years Self Employed Borrower has 37 years Self Employed

300302040	11885c8c-86c7-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	The Final LE x Section E, line item x reflecting Recording Fees and Other Taxes. Other Taxes should have been listed separately.		12/30/2016: Non material finding. Loan will be rated a B.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.39%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualfied with FICO of 788; Years Self Employed Borrower has 37 years Self Employed

300302040	58d2b5b7-86c7-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing final application (1003)	Missing signed Final Loan Application by the loan originator.		12/30/2016: Received final, signed application. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.39%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualfied with FICO of 788; Years Self Employed Borrower has 37 years Self Employed

300302040	ee1e26a9-16c6-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		12/30/2016: CDA provided reflecting a value of $1,500,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.39%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualfied with FICO of 788; Years Self Employed Borrower has 37 years Self Employed

300302040	772d5ece-97c1-487d-8458-a86f742a7780	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Lender Credits on Final Closing Disclosure at closing is inaccurate in relation to previous Initial disclosure(s)	The LE x reflects a lender credit in the amount of x.x The lender credit increased to x.x on the CD x with no indication of a valid COC to account for the x.x increase in the credit.		Final CD #2, Section J, reflects lender credit for increase of closing close which is sufficient ;
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.39%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualfied with FICO of 788; Years Self Employed Borrower has 37 years Self Employed

300248417	8332b561-42a8-e611-b5f3-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.		11/16/16: A CDA was provided with a value of $1,509,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
300248417	26845deb-5dad-4e16-9e65-d30c5b3fdd67	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)
The Title-Attorney's Fee and Title-Search Fees are reflected in section C of the final Closing Disclosure. The borrower selected a service provider from the WLSP for title services. The Title-Attorney's Fee and Title-Search Fees should be listed in section B of the CD.

12/01/2016:  Received explanation letter.  Condition cleared.11/30/2016:  Received post consummation CD with Title fees reflected correctly in Section B & Section C and evidence CD was emailed to borrower.  Missing explanation letter regarding changes.  Condition remains.

300248417	298bf1bd-d45c-457f-9dbc-7376a7ac3c24	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Total of Payments is not accurate	The post consummation CD reflects total of payments as x.x The actual total of payments is x.x an under calculation of x.x	12/07/2016: tip/top rebuttal	12/07/2016: Audit consulted with Compliance, and has determined that Total of Payments (TOP) over disclosure is non-material. CD is OVER disclosed by $X.XX. Loan will be graded a B. Condition cleared.
300248417	ebe7545c-94bc-e611-9869-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
Added-x/x/x:  Audit consulted with Compliance with regards to the Section B Attorney Fee, and has determined that the “Title-Attorney's Fee-Borrower" for x.x is required to be verified.  The fee, if it is a title or lender fee, should not have “borrower”  beside the fee.  Listing “borrower” implies that the fee is the borrower’s own attorney and belongs in Section H.  Provide clarification of said fee.
12/13/2016: updated cd12/09/2016: docs
12/13/2016: Audit reviewed revised CD with clarification of Section B fee, and has determine that the “Title-Attorney's Fee-Borrower" was corrected to “Title-Attorney's Fee" paid to the Settlement Agent. The fee was NOT a borrower's own attorney fee. Notification of the error (i.e., the letter to borrower) and Evidence of shipment via e-mail within 60 days from error notification was provided. Loan will be rated a 'B'.   12/09/2016: Audit reviewed the Lender Rebuttal, and has determined that the documentation submitted does NOT address this specific finding for “Title-Attorney's Fee-Borrower".  Documentation provided is regarding TOP and is deemed unacceptable for this finding. The Section B Attorney Fee reflects as “Title-Attorney's Fee-Borrower" for $1500 and is required to be verified.  The fee, if it is a title or lender fee, should not have “borrower”  beside the fee.  Listing “borrower” implies that the fee is the borrower’s own attorney and belongs in Section H.  Provide clarification of said fee.  Condition remains.

300302039	50227b85-d8c2-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in the file.	12/27/2016: CDA	12/27/2016: A CDA report reflecting a value $875,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
300302039	484d691d-3497-4876-bf75-662cd28efb95	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Total of Payments is not accurate	The CD dated x/x/x reflected total of payments as x.x The actual total of payments is x.x, an over-disclosure of x.x		12/27/2016: Audit consulted with Compliance, and has determined that Total of Payments (TOP) over disclosure less than $100 is non-material. Loan will be graded a B.
300302039	eee2c4e0-21c6-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Special Information Booklet / Home Loan Toolkit	The Special Information Booklet / Home Loan Toolkit is missing from the loan file.	12/27/2016: Home Loan Toolkit Disclosure & Booklet	12/27/2016: Audit review of Home Loan Toolkit Disclosure & Booklet submitted is within three days of application date. Documentation submitted is deemed acceptable, condition cleared.
300193469	259ba382-a10b-4031-8027-e2da3f5cbe60	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
Services Borrower Did Not Shop Fee - Section B on CD exceeds LE Fees by x.x for the Appraisal Fee, Title Closing Fee, and Recording Fee. Lender did issue a Lender Credit for the x.x that cleared the tolerance.

7/28/2016: Lender credit on Section J of the CD is sufficient for tolerance cure of the appraisal fee. Post close CD provided indicates title fees were moved from B to C.  Loan will be rated a B for all agencies.

300193469	9673ad11-0f50-e611-86f5-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.		07/25/2016: CDA provided reflecting a value of $870,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
300302038	9c9c9bf3-cee1-4499-95d0-3eab27ba57b5	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Lender Credits on Final Closing Disclosure at closing is inaccurate in relation to previous Initial disclosure(s)
The LE dated x.x.reflects a lender credit in the amount of x.x. The lender credit is reflected in the Payoffs and Payments section on the CD dated x/x/x  with no indication of a valid COC to account for the x.x decrease in the credit in section J and the change to the principle reduction.

12/29/2016:  Per Compliance, clear the finding as there was no actual 0% tolerance violation. Lender credits are required to be disclosed in section J or listed next to the specific line item fee paid for by the lender. Loan will be rated a B.12/29/2016:  Referred to Compliance Department

300302038	fd3258a6-f0c3-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		12/29/2016: CDA provided reflecting a value of $725,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300302037	be0d5658-8748-4101-bc5e-364d8f7468fe	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Lender Credits on Final Closing Disclosure at closing is inaccurate in relation to previous Initial disclosure(s)
The LE dated x/x/x reflects a lender credit in the amount of x/x The lender credit decreased to x/x on the CD dated x/x/x with no indication of a valid COC to account for the x.x decrease in the credit.
1/11/2017: A re-review of the final CD indicates the lender credit is $X,XXX, which exceeds the LE, and the additional $XXX credit if for a tolerance cure. Condition rescinded.
300302037	5098f216-0ec3-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.	01/05/2017: CDA	01/05/2017: A CDA report reflecting a value $875,000.00 which is a -7.9% variance was provided. Variance within acceptable tolerance. Condition Cleared.
300302036	9034c727-c852-4061-8788-2bf2f38c8374	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Special Information Booklet not provided within 3 business days of application date.	The loan file is missing a copy of the Home Loan Tool Kit as evidence it was provided to the borrowers.		12/28/16: Lender provided evidence of receipt of the home loan toolkit within 3 days of the application date. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 60.00%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 742; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  37.30 months reserves

300302036	bafe92be-b1c7-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided	01/05/2017: CDA	01/05/2017: A CDA report reflecting a value $1,000,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 60.00%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 742; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  37.30 months reserves

300302036	ba94d004-ce33-4cfc-a742-5dbe87c51035	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure dated x/x/x indicates the Estimated Taxes, Insurance and Assessments as x.x a month vs. the calculated value of x.x  a month. The lender only used some of the Estimated amount.
01/06/2017: Rebuttal
01/06/2017: Audit concurs with the Lender Rebuttal, and has determined that the only escrows collected are for the flood insurance $XX.XX. The CD does not reflect escrows for Hazard Insurance or Taxes. Condition cleared.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 60.00%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 742; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  37.30 months reserves

300302036	f1445610-8ac7-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Balance Sheet	Missing x Balance Sheet for X. Per appendix Q, both a Balance Sheet and a P&L statement is required; in order for the loan to be classified as a Qualified Mortgage.		12/28/16: Lender provided the Balance Sheets and P&L's for the self-employed business showing in section X of the Schedule X on the XXXX’s. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 60.00%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 742; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  37.30 months reserves

300302036	3518c22f-a051-4a98-8c14-ae8fe06c6e4b	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	CD Document does not match actual calculated values for Estimated Escrow
The final Closing Disclosure dated x/x/x/ does not match actual calculated values for Estimated Escrow in the Projected Payments section. The borrower is escrowing for Home Insurance and only some  and the calculated escrow payment should be x.x
01/06/2017: Rebuttal
01/06/2017: Audit concurs with the Lender Rebuttal, and has determined that the only escrows collected are for the flood insurance $XX.XX. The CD does not reflect escrows for Hazard Insurance or Taxes. Condition cleared.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 60.00%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 742; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  37.30 months reserves

300302036	3a0ec029-6290-4f68-b636-54f0c4019609	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Amount Financed over disclosed (Exceeds $100 variance/threshold) for Purchase Transactions
The Amount Financed is over disclosed and exceeds allowable x variance/threshold for Purchase Transactions. The Closing Disclosure dated x/x/x reflects an Amount Financed of x. vs. actual x.x an over disclosure of x.x
01/06/2016: Rebuttal
01/06/2016: Audit re-analyzed the final CD, and has determined that with the credit applied for the increase in Closing Costs above legal limit, the loan does not exceed tolerance levels. Loan will be rated a B.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 60.00%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 742; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  37.30 months reserves

300302036	164109b4-4f23-476b-8eba-c1003f956e48	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	APR on Final Closing Disclosure is inaccurate in relation to previous Initial disclosure(s) – no evidence of further re-disclosure in file (APR < 0.125 variance – Over disclosed)	APR on final CD dated x/x/x is inaccurate and exceeds x.x tolerance. CD value of x.x vs. calculated value of x.x for a variance of x.x under disclosed.	01/06/2017: Rebuttal
01/06/2016: Audit re-analyzed the final CD, and has determined that with the credit applied for the increase in Closing Costs above legal limit, the loan does not exceed tolerance levels. Loan will be rated a B.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 60.00%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 742; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  37.30 months reserves

300302036	382265ae-e3c9-4068-b05e-b2a7f4af6cd5	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Flood Insurance required to be escrowed post 1/1/2016	The loan file is missing a copy of the Flood Insurances as evidence it was provided to the borrower(s).		12/28/16; Lender provided evidence that the policy was paid in full and escrowed on the final CD. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 60.00%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 742; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  37.30 months reserves

300302036	9617ac1c-abc7-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing evidence of flood insurance	The file does not contain of a flood insurance policy.		12/28/16: Lender provided evidence of adequate flood insurance. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 60.00%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 742; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  37.30 months reserves

300302036	37a885b2-b0c7-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Loan does not meet criteria for Qualified Mortgage
Missing YTD x.x Balance Sheet for self-employed business showing in section B of the Schedule E on the x.x. Per appendix Q, both a Balance Sheet and a P&L statement is required; in order for the loan to be classified as a Qualified Mortgage.
12/28/16: Lender provided the Balance Sheets and P&L's for the self-employed business showing in section B of the Schedule E on the 1040’s. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 60.00%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 742; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  37.30 months reserves

300302036	15eaa467-db8e-473f-b4cf-edd1d18c2fe0	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Finance Charge under disclosed (Exceeds $100 variance/threshold) for Purchase Transactions
The final Closing Disclosure dated x/x/x reflects the Finance Charge as x.x vs. actual Finance Charge of x.x. An under disclosure of x.x) which exceeds the x.x allowable tolerance for Purchase Transactions.
01/06/2017: Rebuttal
01/06/2016: Audit re-analyzed the final CD, and has determined that with the credit applied for the increase in Closing Costs above legal limit, the loan does not exceed tolerance levels. Loan will be rated a B.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 60.00%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 742; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  37.30 months reserves

300302036	09382c5b-48cb-4caf-bb6c-a1ec0bef7392	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	CD Document does not match actual calculated values for Estimated Total Monthly Payment
The final Closing Disclosure dated x/x/x   does not match actual calculated values for Estimated Total Monthly Payment. The CD shows the payment amount as x-x  x.x include the amounts of P&I, & Estimated Total, the calculated payment amount is x - x   x.x
01/06/2017: Rebuttal
01/06/2017: Audit concurs with the Lender Rebuttal, and has determined that the only escrows collected are for the flood insurance $XX.XX . The CD does not reflect escrows for Hazard Insurance or Taxes. Condition cleared.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 60.00%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 742; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  37.30 months reserves

300302035	22060ae8-25ef-4979-8ded-4edd9eb53cdd	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.		12/28/2016: Received WLSP corresponding with initial LE. Condition cleared.
300302035	d0205e5a-edc2-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report is missing from file		12/28/2016: CDA provided reflecting a value of $738,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300302035	9e71c2a9-de28-40bd-a84c-93553a61fc49	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	Missing affiliated business disclosure		12/28/2016: Attestation no affiliates provided. Condition cleared.
300306063	4ea70bc3-8427-49a1-ada5-bb91b5cab7fc	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Total of Payments is not accurate	The final CD reflected total of payments as x.x The actual total of payments is x.x an over-disclosure of x.x	01/19/17: From the Consummation CD: $XXX,XXX.XX + $XXX,XXX.XX + $XXX.XX+ $X,XXX.XX = $X,XXX,XXX.XX. The calculation for total payments appears to be accurate. Please advise.	01/20/17: Non Material. Loan will be graded a B.
300306063	080cc7b8-f3db-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the file.		01/18/2017: A CDA report reflecting a value $1,390,000 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
300306063	2f78ba40-50c6-4fc1-9ac4-ac9b2bb7f43e	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated x/x/x reflected no HOA Insurance Fee and there was no resulting CoC for any subsequent disclosures.  The final CD reflects a HOA Insurance Fee of x.x  These fees are in a x tolerance section. Lender tolerance cure of x.x is required.
01/18/2017: The Post Close CD reflects a post close tolerance cure of $XX.XX, which is sufficient. Loan will be rated a B for all agencies.
300306063	b297c92f-30a0-4508-abf7-567f8319cbfb	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert was not reflected in section B of the Closing Disclosure despite evidence of a flood cert in the file.  The Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.
02/02/2017: This is a Non-Delegated Correspondent File. Correspondent is the Lender. The LOE confirms that they did not charge a Flood Cert fee for this file.
02/02/2017: Audit reviewed the Attestation Letter with regards to the Flood Certification, and has determined that the documentation submitted serves as an attestation that no Flood Cert fee was charged to the borrower. Documentation submitted is deemed acceptable, condition cleared.01/24/17: Sent to compliance for review. 01/23/17: Lender provided an attestation from Broker; "I hereby certify the borrower on the above referenced file was not charged a fee for the flood certification. Please provided a corrected CD showing lender paid, and LOE to the borrower. Condition maintained.

300306063	938d711d-7d5a-4690-a3a2-3f46e507cf60	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Special Information Booklet / Home Loan Toolkit	Home Loan Toolkit was not provided in the file.		01/23/17: Home Loan Toolkit provided within 3 days of the application date. Condition cleared.
300306063	c5a65ec1-13fa-4ff8-a2fd-df4cfd855f76	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error
The final Closing Disclosure Contact Information section is incomplete.  The Address, Email and Phone of the Sellers Real Estate Broker is missing.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.
01/23/17: Lender provided the corrected CD within 60 days of consummation, and letter of explanation to the borrower. Condition cleared.
300322408	a2de0718-e1ee-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Hazard Insurance Shortfall
The applicable underwriting guidelines required the subject property to be protected against loss from damage.  The hazard insurance coverage is insufficient. The hazard insurance declaration in file reflects x.x in dwelling coverage with x.x replacement cost x.x for total coverage of x.x.  The hazard policy does not reflect guaranteed replacement cost and a replacement cost estimator was not provided in the file.  This reflects a x.x coverage shortfall.

See Replacement Cost Estimate on Pages 6 through 8 of the Hazard Insurance Policy. $XXX,XXX is the Cost to Rebuild. Additionally, the Total Estimate of Cost-New on Page 3 of the Appraisal Report reflects $XXX,XXX. The Total Policy Coverage of $XXX,XXX is sufficient to cover this amount.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.21%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 747; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 25.80 months reserves

300322408	edb2c70b-f094-40b0-ae2f-f3f32fd5bbd5	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing seller’s Closing Disclosure	Seller's Closing Disclosure was not provided in the file.		02/10/2017: Received executed Seller's CD. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.21%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 747; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 25.80 months reserves

300322408	742ab180-1cee-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in the file.		02/09/2017: A CDA report reflecting a value $845,000 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.21%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 747; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 25.80 months reserves

300322408	69a40e66-d2ba-4741-8761-ee925cf7d1ec	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Total of Payments is not accurate	The CD dated x/x/x reflected total of payments as x.x The actual total of payments is x.x an over-disclosure of x.x		2/8/2017: Over-disclosures are not material findings. Loan will be rated a B for all agencies
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.21%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 747; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 25.80 months reserves

300299378	c79c1846-70b3-4c05-80a2-cdf8f0656182	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)	The recording fee increased from x.x on the final CD to x.x on the post close CD.		01/09/17: Closing Disclosure indicates a tolerance cure in the amount of $XX.XX Loan will be graded an A for all agencies except for Fitch with a grade of B.
300299378	64b7dfb4-a4d6-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing corresponding C.O.C for most Recent L.E/C.D. in File
Missing corresponding COC for LE dated x/x/x as the Loan Amount increased from x.x.x to x.x prepaids increased from x.x to x.x , and APR increased from x.x to x.x  The file is missing evidence of a valid change of circumstance.
01/17/2017: COC for the Re-Disclosed LE on XX/X.
01/17/2017: Audit reviewed Rate Lock Confirmation dated XX/XX/XXXX, and has determined that documentation submitted is deemed acceptable. Rate was Locked on XX/XX/XXXX and a new LE was provided on XX/XX/XXXX. Condition cleared.

300299378	6ee2a746-8fd6-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		1/11/2017: CDA provided reflecting reconciled value of $890,000 at 0% variance is deemed acceptable. Condition cleared.
300299378	9f05fe26-ece2-4d8b-8efe-8d33b6b689ec	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)
Missing evidence of borrower receipt of Initial Closing Disclosure x business days prior to consummation. The initial Closing Disclosure is dated x/x/x and is not signed. When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met.
01/17/2017: Initial CD with the Receipt Log
01/17/2017: Audit review of print screen reflects borrower opened and received CD same day verified by e-signature, documentation submitted is deemed acceptable. Borrowers received the initial Closing Disclosure within 3 days prior to the loan consummation. Condition cleared.

300299378	97690120-f74d-4627-933d-724f33c0bd79	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	HUD Homeownership Counseling Disclosure not provided within 3 days of application	HUD Homeownership Counseling Disclosure was not provided within x days of application. Homeownership Counseling Disclosure is dated x/x/x Application date is x/x/x	01/17/2017: LOE for Homeowner Counseling List	01/17/2017: Audit acknowledges that the Lender is unable to produce said document within 3 days of application date, and loan will be rated a B.
300299378	1eb884f7-8dd6-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	General Compliance Exception
The Property Taxes Homeowner's Insurance and Earthquake Insurance Premium in section F of the final Closing Disclosure do not reflect the name of the government entity or payee. In addition, the x.x  Property Tax Pre payment is shown as x month, but should represent  x
01/17/2017: Post CD and Letter to Borrower
01/17/2017:  Audit review of revised CD includes Section F property taxes/insurance listing the number of months paid and payee. Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated a 'B'.

300299378	78888039-5e76-42e2-bbdb-985d5073ad51	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error
The Final Closing Disclosure Contact Information section is incomplete. The License Number of the Settlement Agent is missing. A Letter of Explanation and confirmation of delivery to the borrower is required.
01/17/2017: Post CD and Letter to Borrower
01/17/2017: Audit review of revised CD includes all contact information required for the Lender, Broker, Real Estate Agents and Settlement Agent. Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated a 'B'. 1/9/2017: The Post Close CD failed to provide the License Number of the Settlement Agent. Condition remains.

300299377	bc7e485b-8fa6-443d-9420-5eebf0bee868	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Incorrect disclosure of Origination Charges - Section A	The Origination fees in section A of the final Closing Disclosure are missing the name of the service provider.
01/09/2017: 12 CFR 1026.38(f)(1) states, “(1) Origination charges. Under the subheading “Origination Charges,” and in the applicable columns as described in paragraph (f) of this section, an itemization of each amount paid for charges described in § 1026.37(f)(1), the amount of compensation paid by the creditor to a third-party loan originator along with the name of the loan originator ultimately receiving the payment, and the total of all such itemized amounts that are designated borrower-paid at or before closing.” This section only requires the name of the loan originator for amounts paid to the third-party LO by the creditor. There is no requirement to disclose the name of the loan originator when the borrower is paying the originator directly.

01/09/2017: Audit concurs with the Lender Rebuttal, the Section A charges only need to reflect “name” of payee if the creditor is paying compensation to a third party loan originator – then the name of the third party loan originator receiving payment would need to be disclosed. Condition rescinded.

300299377	80a2cd7a-9fd2-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert Fee were not reflected in section B of the Closing Disclosure despite evidence of a flood cert in the file.  The Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
01/09/2017: Lender does not charge borrowers for flood certs
01/13/2017:  Received attestation.  Condition cleared.01/09/2017: Audit reviewed the Lender Rebuttal, and has determined that the explanation is deemed acceptable. However, please provide the statement in writing, via an Attestation, as hard evidence for the loan file. Condition remains.

300299377	92bda84f-a0d2-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
The Property Taxes in Section F of the final CD is missing the name of the government entity and the Homeowner's Insurance Premium is missing the name of the service provider.  Please provide a LOE and confirmation of delivery to the borrowers.
01/18/2017: Post CD and Letter
01/18/2017: Audit review of revised CD includes Section F property taxes and insurance with payees. Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated a 'B'.

300299377	7d9332f1-a2d2-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report is required in the loan file.	01/09/2017: CDA	01/09/2017: A CDA report reflecting a value $1,400,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
300299377	0a4e72f7-9fd2-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure for the broker. If the broker is not affiliated with any other businesses, please provide an attestation stating such.	01/09/2017: Blanket Attestation	01/09/2017: Audit review of lender attestation statement regarding "Broker has no Affiliated Businesses" is deemed acceptable, condition cleared.
300299377	300dc8bd-d1d1-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The License ID of the Settlement Agent is missing. Please provide a LOE and confirmation of delivery to the borrowers.	01/18/2017: Post CD and Letter (used Corporation ID as requested. Note Title Companies are not required to have an Escrow ID as verified by state DBO)
01/18/2017: Audit review of revised CD includes all contact information required for the Lender, Broker, Real Estate Agents and Settlement Agent. Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated a 'B'. 01/13/2017:  Compliance Response:  Disagree with lender - Check division of corporations for corporate license number or if the state issues the license check licensing authority for #.01/13/2017:  Per Compliance, a license number is required for either the settlement agent or the settlement company.  Condition remains.  01/13/2017:  Pending compliance review

300299377	0bf81c63-ec01-43ad-b847-a57433377c38	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Origination Charges - Section A on C.D. exceeds L.E. Fee (0% Variance) - not supported by C.O.C
The Origination Charges in Section A are subject to 0% variance.  The LE does not reflect a Loan Origination Fee with no resulting COC for any subsequent disclosures.  Final CD reflects a Loan Origination Fee of x.x for a variance/refund required of x.x
01/09/2017: This loan was flipped to bower paid comp on XX/XX. The CD was issued within 3 days of the COC
01/13/2017:  Compliance Response:  Agree with Lender but the LE issued after lock discloses inaccurate information – No refund but issue with LE. No tolerance cure required, condition cleared.01/13/2017:  Pending compliance review01/10/2017: Audit consulted with Compliance, and has determined that the LE dated XX/XX/XXXX was sent after the lock and does not reflect the updated, accurate data. The lock event would require a new disclosure with the updated terms within 3 days.  Condition remains.   01/09/2017: Pending Compliance

300299377	818652e0-e5d9-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Loan Estimate document error	Audit consulted with Compliance, The LE dated x/x/x sent after the lock does not reflect the updated and accurate data of the Loan Origination Fee.	01/30/2017: Post Consummation CD with cured check XX/XX/XXXX: What is needed to clear this condition? Once an LE is issued it cannot be reissued
01/30/2017: Audit review of revised CD, copy of check for cure in the amount of $X,XXX.XX (Origination Fee- consulted Compliance, refund of said fee satisfies finding), Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'.   01/17/2017: Audit consulted with Compliance, and has determined that a no potential cure is available. Condition will remain as active and loan is rated IVR3 at this time.

300299377	5a07099a-a3d4-42b6-8de7-4d86c2009142	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Affiliated Business Disclosure not executed	Affiliated Business Disclosure from the lender is not signed by the borrowers.	01/09/2016: Initial Disclosure eSign Events which contain the affiliated business disclosure
01/09/2016: Audit reviewed the "eSign Events", and has determined that a list of documents e-signed was not provided. Audit acknowledges that the Lender is unable to produce an executed copy of said document, and loan will be rated a B.

300306370	1f23259f-d0d9-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Rescind	A	A	VA	A	A	Property	313 - Property in Disaster Area	Property located in FEMA declared disaster area. Inspection post incident date x/x/x
01/26/2017: Condition states FEMA incident X/XX/XXXX; however, Appraisal was done almost a year later on XX/XX/XXXX. In addition, Appraiser does have a comment on page 1 of 6 of the Report, "The subject property has not suffered any damage from recent winter storm and there is no negative affect on the marketability."
01/26/2017: Audit re-analyzed FEMA Table, and has determined that an inspection is NOT required. Condition rescinded.
300306370	237edb68-329f-4070-b11b-25f8ba7e1c62	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing seller’s Closing Disclosure	Missing Seller's CD.	01/27/2017: Seller's CD01/26/2017: Seller CD
01/27/2017: Audit reviewed Final executed Seller's CD, and has determined that the documentation submitted is deemed acceptable. Condition cleared. 01/26/2017: Audit reviewed the Seller's CD, and has determined that the CD is missing the "issue date". Provide Final CD with an issue date, and executed or true certified. Condition remains.

300306370	1ed03222-8aa0-4e64-a0da-45547883c436	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Transfer tax Fees on C.D. exceeds corresponding LE fees (0% Tolerance) - not supported by C.O.C.	The LE dated x/x/x/ reflects Transfer Taxes of x.x with no resulting COC for subsequent disclosures. The final CD reflects taxes in Section E of x.x resulting in a variance of x.x Refund for cure due.		01/16/2017: A RESPA Transfer Tax charge cure in the amount of $XXX is on the final CD. Condition cleared. The loan will be rated a B for all agencies.
300306370	ef94036f-02e8-4f09-9230-6677b08134fd	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error
The final Closing Disclosure Contact Information section is incomplete. The License Number of the Settlement Agent is missing and the Address, NJ License ID, Contact, Contact NJ License ID, Email and Phone Number of the Buyer and Seller's Real Estate Broker are missing.  Please provide a LOE and confirmation of delivery to the borrower.
02/03/2017: Post Consummation CD
02/03/2017: Audit review of revised CD includes all contact information required for the Lender, Broker, Real Estate Agents and Settlement Agent. Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated a 'B'.

300306370	16c4ed0f-fe61-493f-818a-74621f407afd	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	HUD Homeownership Counseling Disclosure not provided within 3 days of application	HUD Homeownership Counseling disclosure dated x/x/x was not provided within x days of application.	01/26/2017: Processor Cert	01/26/2017: Audit review of HUD Homeownership Counseling disclosure submitted is within three days of application date. Documentation submitted is deemed acceptable, condition cleared.
300306370	e0a0353d-3cdc-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	The Estimated Taxes, Insurance & Assessment "Other" section reflects the fee is for Other and does not list the specific fee.	02/03/2017: Post Consummation CD
02/03/2017: Audit review of revised CD reflects corrected Estimated Taxes, Insurance & Assessment "Other" section, and the Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated 'B'.

300306370	91547f93-3cdc-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert Fee were not reflected in section B of the Closing Disclosure despite evidence of a flood cert in the file.  The Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
01/26/2017: LOE from CCO
01/26/2017: Audit review of lender attestation statement regarding the Flood Determination Fees states that the fees are not passed onto the borrower. Documentation submitted is deemed acceptable, condition cleared.

300306370	6ac88b04-3bdc-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	DID SHOP Fee (Section C) & Recording Fee (Section E) exceeds 10% summary tolerance
The Recording fee was disclosed on LE as x and on the final CD as x, exceeding the allowable  x tolerance.  A tolerance cure of x is required.  The total RESPA charge cure of x does not satisfy this cure plus the additional cure of x  for transfer taxes.
02/06/2017: Post Consummation CD with tracking02/03/2017: Post Consummation CD
02/06/2017: Audit review of revised CD, copy of check for cure, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'. 02/03/2017: Audit review of revised CD, copy of check for cure and Notification of the error (i.e., the letter to borrower) were provided. HOWEVER, due to tolerance cure check, proof that cure was sent is required via overnight bill or cancelled check. Condition remains.  01/16/2016:  A RESPA charge cure total of $XXX does not cover the $XXX transfer tax and Recording fee of $XX.  The loan is $XX short of refund.  Condition remains.

300306370	c13060ca-3cdc-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	General Compliance Exception
The City/County Tax Stamp in Section E and Property Taxes in section F are missing the name of the government entities.  As well as the Homeowners Insurance Premium and Flood Insurance Premium in section F are missing the name of the service providers.  The Property Taxes in section F list x mo. for the prepaid however; it is actually x months.
02/03/2017: Post Consummation CD
02/03/2017: Audit review of revised CD includes Section F Property Taxes and Hazard Insurance listing the number of months paid and payee. Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated 'B'.

300306370	85ec6ad5-2ede-4bd2-bd9d-0f3ca1b0581e	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as x.x a month vs. the calculated value of x.x a month.  The lender used the incorrect amount of x.x for the taxes vs. the actual amount of x.x
01/16/2017: CD Estimated Taxes, Insurance & Assessments section is a non-material grade B for difference of $X.XX. Loan will be rated a 'B' for all agencies.
300306370	3109e98e-d0d9-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file.		01/19/2017: A CDA report reflecting a value $1,110,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
300306370	4a750fea-6151-4bc2-9c04-da310deaea50	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	RA	A	A	Compliance	Flood Insurance required to be escrowed post 1/1/2016	Property is located in a flood zone and flood insurance is not escrowed. In order to comply with HFIAA regulations, then flood insurance must be escrowed.
02/09/2017: Flood Insurance impounded01/19/2017: Federal flood insurance rules were amended effective January 1, 2016, pursuant to the Biggert-Waters Act and implementing regulations, to require “regulated lending institutions” to impound/escrow for flood insurance premiums when originating mortgage loans (the “New Flood Rules”).......

02/09/2017: Audit consulted Compliance, and has determined that escrows were set up on the request of the client/investor and there is no violation at consummation on the part of the lender. Verification of Flood escrows set up post closing were provided. Loan will be rated a B. 02/09/2017: Pending Compliance review to verify if there are any TRID violations connected to this issue, otherwise documentation is deemed acceptable. 01/26/2017: Audit consulted with Compliance, and has determined that the Lender is not subject to the escrow rule, however the Investor is subject to the escrow rule.  Therefore the Investor requires that loans must comply with the HFIAA regulations, and flood insurance must be escrowed. Condition remains.  01/26/2017: E-mailed Compliance for status update on request.01/19/2017: Pending Compliance Review.

300306370	25f54167-d725-496b-980b-f8d3e505e225	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Affiliated Business Disclosure not executed	Affiliated business disclosure dated x/x/x was not executed or provided within x business days of the application date.	01/26/2017: Processor Cert	01/26/2017: Audit acknowledges that the Lender is unable to produce an executed copy of said document, and loan will be rated a B.
300296925	2693961b-77c7-44b4-9fcf-fc13f0443efb	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Origination Charges - Section A	The Lender Fee in section A of the final Closing Disclosure is missing the name of the payee. Payees for all origination charges in section A must be disclosed on brokered loans.	01/17/2016: Post CD and Letter
01/17/2016: Audit review of revised CD includes payee to all fees in Sections A,  and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated 'B'.

300296925	e6d4bee6-5d6b-4f06-9722-704cfd181d1b	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error
The final Closing Disclosure dated Contact Information section is incomplete.  The License ID of the Settlement Agent is missing.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.
01/17/2017: CA DBO Website. Title companies exempt from Escrow Law, so no such license ID will exist.
01/17/2017: Audit review of missing CD Contact Information, other than Lender or Broker NMLS or Settlement Agents license number (if required by State), is a non-material grade B. Loan will be rated a 'B' for all agencies.

300296925	1fda2b8e-77d3-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	The property taxes in section F of the final Closing Disclosure are missing the government entity.	01/17/2016: Post CD and Letter
01/17/2016: Audit review of revised CD includes Section F payee. Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated 'B'.

300296925	bbc33f3a-8114-400d-be59-bb8dbc582e5d	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing seller’s Closing Disclosure	Seller's Closing Disclosure was not provided in the file.	01/17/2017: Seller CD	01/17/2017: Audit reviewed true certified Seller CD, and has determined that documentation submitted is deemed acceptable. Condition cleared.
300296925	5ca45c83-aaa6-4a97-8d98-90209dd24f4a	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The transfer tax listed in section E of the final Closing Disclosure does not list the name of the government entity assessing the tax.	01/17/2016: Post CD and Letter
01/17/2016: Audit review of revised CD includes Section E transfer tax payee. Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated 'B'.

300296925	d2746bc8-3a3d-4ef8-a943-9648a5fb6cf3	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert was not reflected in section B of the Closing Disclosure despite evidence of a flood cert in the file.  The Flood Cert should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.  Additionally, the seller-paid Title - Notary Fee in the amount of x.x is reflected in section B of the final Closing Disclosure, however the provider for this fee was not reflected on the WLSP.  The borrower shopped for their own provider for this fee and it should be listed in section C.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.
01/17/2017: Processor Cert regarding Flood Cert fee
01/17/2017: Audit review of lender attestation statement regarding Flood Determination Fees states that the lender did not charge a flood cert fee for this transaction, therefore it was not passed onto the borrower. Documentation submitted is deemed acceptable. A revised CD was provided with TITLE- Notary fee moved from Section B to Section C. Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated 'B'.

300296925	a69c2f76-ff46-43c0-aa91-6d106de18ae0	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated x/x/x  reflects an Appraisal Fee of x.x  and no Condo/PUD Limited Review Fee with no resulting CoC for any subsequent disclosures.  The final CD reflects an Appraisal Fee of x.x and a Condo/PUD Limited Review Fee of x.x These fees is in a x  tolerance section. Lender tolerance cure of x.x is required.
01/05/2017: The final closing disclosure reflects a post close tolerance cure of $XXX.XX, which is sufficient. Loan will be rated a B for all agencies.
300296925	6adeba57-77d3-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the file.		1/11/2017: CDA provided reflecting reconciled value of $3,100,000 at 0% variance is deemed acceptable. Condition cleared.
300312380	f439603f-2585-4766-a10a-0f8a7d48c246	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The email address of the Sellers Real Estate broker is missing.		01/20/17: Lender provided a corrected CD within 60 days of consummation, and LOE to the borrower. Condition cleared.
300312380	b6d570ae-e1dc-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.		01/20/17: CDA reflecting a value of $885,000 which is a -0.0% variance. Condition Cleared.
300312380	b9bea3a7-4757-4a12-b1e6-15d601652c6f	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX and XX/XX/XXXX do not reflect an Appraisal Field Review Fee with no resulting CoC for any subsequent disclosures. The final CD reflects an Appraisal Field review Fee of $XXX resulting in a $XXX refund due for cure.
01/17/17: Post Closing CD dated XX/XX/XXXX refunded the $XXX fee to the borrower via a Lender Credit in section J. Loan will be graded a B.
300312380	563705c4-9437-4d39-8740-b69e9f835f4c	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Information required for General Information section not present in C.D.	The final CD dated is missing required data under the General Information section for the field titled Seller. The seller's address is missing.		01/20/17: Lender provided a corrected CD within 60 days of consummation, and LOE to the borrower. Condition cleared.
300312380	a5239573-e2dc-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Closing Disclosure document error	On the Final CD, Section F Prepaids, are missing the payee for Homeowner's Insurance Premium and Property Taxes. Please provide a corrected CD within 60 days of consummation, and LOE to the borrower.		01/20/17: Lender provided a corrected CD within 60 days of consummation, and LOE to the borrower. Condition cleared.
300312380	8e371d2f-8edd-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	File is missing the broker's affiliated business disclosure. Additional conditions may apply.		01/20/17: Lender provided an attestation, dated prior to close, that the broker does not have any affiliates. Condition cleared.
300312380	deb45e2a-56e7-440b-ae84-1c781f02a089	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)	On the final CD, the borrower used the provider on the WLSP for Title-Notary Fees. All the title service provider fees should be listed in section B of the CD.
01/20/17: Lender provided a corrected CD within 60 days of consummation, and LOE to the borrower for Section B, the Notary fee was moved down to Section C since the disclosed provider for that service (from the SSPL) was not utilized. Condition cleared.

300312380	b0b260ff-8911-453d-bd4e-fa73cee57912	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Total of Payments is not accurate	The final CD reflected total of payments as $1,320,231.95. The actual total of payments is $1,320,227.60 an over-calculation of $4.35.		01/17/17: Non material. Loan will be graded a B.
300296924	81734175-a1d6-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Mortgage	Missing the fully executed Mortgage in the loan file. The Mortgage and riders in the loan file are not executed by the borrowers.	01/17/2017: Signed DOT
01/17/2017: Audit reviewed executed true certified copy of the Purchase Money Deed of Trust with legal and Riders included, and has determined that the documentation submitted is deemed acceptable. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.31%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 788; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 39.50 months reserves

300296924	5f255186-a7d6-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure for the broker. If the broker is not affiliated with any other businesses, please provide an attestation stating such.	01/17/2017: LOE/attestation regarding Broker Affiliates	01/17/2017: Audit review of lender attestation statement regarding "Broker has no Affiliated Businesses" is deemed acceptable, condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.31%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 788; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 39.50 months reserves

300296924	f51c41f7-ae98-42d8-a6f1-78b696c0696f	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.	The LE dated x/x/x reflects a Credit Report fee of x with no resulting CoC for any subsequent disclosures. The CD reflects a Credit Report fee of x.x resulting in a x.x refund due for cure.		01/09/2017: The final CD in the loan file reflects a RESPA Credit Report charge cured. Condition cleared. The loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.31%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 788; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 39.50 months reserves

300296924	7a87647b-a0d6-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Origination Charges - Section A
Origination Charges must be presented to a borrower clearly and conspicuously and itemized for the borrower.  When Origination Charges includes a fee listed as Lender Fees. It is not meeting these requirements as the “Fees” have not been itemized for the borrower.  Reflecting Lender Fees, intimates to the borrower that this is a summary of fees which hasn’t been itemized.
01/10/17: Non-material and loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.31%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 788; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 39.50 months reserves

300296924	772b5dd1-a3d6-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing Documentation	Terms of withdrawal from the Borrower’s retirement account was not provided in file.	01/23/2017: Please see our UW's rebuttal attached regarding the Terms of Withdrawal condition.01/18/2017: Terms of Withdrawal
01/23/2017: Audit reviewed the Lender Rebuttal, and has determined that the documentation submitted is deemed acceptable. Terms provided.  Condition cleared. 01/18/2017: Audit review of documentation submitted is deemed unacceptable. Provide conditions under which the funds may be withdrawn or borrowed, accounts often feature significant penalties for early withdrawals, allow limited access or have vesting requirements. Condition remains. 01/17/2017:  Received terms of withdrawal for wrong account.  Did not received terms of withdrawal for 401K.  Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.31%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 788; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 39.50 months reserves

300296924	cdb02463-9dd6-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	CA	A	A	Credit	Missing income documentation
The IRS Tax Transcripts reflects unreimbursed expense for both borrowers in x and x; however there is no breakdown of the unreimbursed employee expenses on the transcript for x.  The x taxes were filed separately.  Please provide Schedule A to verify the unreimbursed employee expenses were calculated correctly for x.  Additional conditions may apply.
01/17/2017: Audit reviewed original loan file. Schedule A is not required. Condition rescinded.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.31%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 788; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 39.50 months reserves

300296924	f03db28c-a3d6-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report is not located in the loan file.		1/11/2017: CDA provided reflecting reconciled value of $690,000 at 0% variance is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.31%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 788; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 39.50 months reserves

300296924	c4e05452-a0d6-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	General Compliance Exception 2
A Flood Cert Fee were not reflected in section B of the Closing Disclosure despite evidence of a credit report and a flood cert in the file.  The  Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.

01/23/2018: Audit consulted with Compliance, and has determined that the documentation submitted serves as an attestation that no Flood Cert fee was charged to the borrower. Documentation submitted is deemed acceptable, condition cleared.01/17/2017:  Pending Compliance review

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.31%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 788; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 39.50 months reserves

300296924	56ab7c4d-a1d6-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Closing Disclosure / CD Not in File	The loan file is missing the final Closing Disclosure issued on the consummation date of the loan.	01/17/2017: Signed CD	01/17/2017: Audit reviewed executed CD dated same day as consummation date, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.31%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 788; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 39.50 months reserves

300296924	1dd63da0-a1d6-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Note	Missing the fully executed Note. The Note in the loan file is not signed by the borrowers.	01/17/2017: Signed Note	01/17/2017: Audit reviewed executed Note, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.31%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 788; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 39.50 months reserves

300296924	6472026c-3d44-4005-8ca2-af4664cd9c6c	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error
The final Closing Disclosure Contact Information section is incomplete.  The License Number of the Settlement Agent is missing and the MD License ID and Contact MD License Number of the Buyers Real Estate Broker are missing.  Please provide a LOE and confirmation of delivery to the borrower.
01/17/2017: Post CD and Letter
01/17/2017: Audit review of revised CD includes all contact information required for the Lender, Broker, Real Estate Agents and Settlement Agent. Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated a 'B'.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.31%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 788; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 39.50 months reserves

300296924	0f02f226-a3d6-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing seller’s Closing Disclosure	File is missing the seller's closing disclosure. Additional conditions may apply.	01/17/2017: Seller CD	01/17/2017: Audit reviewed executed Seller CD, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.31%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 788; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 39.50 months reserves

300296924	51974419-a1d6-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	General Compliance Exception
According to Section 1026.43(b)(8), the Utility Transfer Fee should be placed into section F as it is part of pre-paids and not H. Please provide a corrected CD, and LOE to the borrower. Additional conditions may apply.

01/17/2017: Section F (prepaids) of the TRID disclosures is defined in 1026.37g(2) as follows: “an itemization of the amounts to be paid by the consumer in advance of the first scheduled payment, and the subtotal of all such amounts.” The official commentary to this section further clarifies: “37(g)(2) Prepaids. 1. Examples. Prepaid items required to be disclosed pursuant to § 1026.37(g)(2) include the interest due at consummation for the period of time before interest begins to accrue for the first scheduled periodic payment and certain periodic charges that are required by the creditor to be paid at consummation.” Section F is for amounts the creditor requires the consumer to pay in advance of scheduled payments. We do not believe that the “Utility Transfer Fee” should be disclosed in section F because it is not required by the creditor and is not, as far as we can tell, an payment made in advance of schedule payments. If it were, according to 1026.37(g)(2)(vi) we would have to also disclose “the applicable time period covered by the amount to be paid by the consumer at consummation,” and as far as we know the transfer fee is a one-time fee and not an advance on a certain number of monthly payments. Section H (Other) of the TRID disclosures is defined in 1026.37(g)(4) as follows: “an itemization of any other amounts in connection with the transaction that the consumer is likely to pay or has contracted with a person other than the creditor or loan originator to pay at closing and of which the creditor is aware”. We believe section H is the appropriate place to disclose this fee because it does not fit into any of the previous sections (A, B, C, E, F, or G), and though the consumer is obligated to pay it in connection with the transaction, it is not required by the creditor.
01/17/2017: Audit consulted with Compliance, and has determined that Section H is acceptable for said fee. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.31%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 788; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 39.50 months reserves

300296924	d6273f14-a2d6-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Title - courier/Express Mail/Messenger Fee are reflected in section B and C of the final CD in the loan file.  The borrowers shopped for their own title service provider and did not use the provide on the WLSP.  The title service provider fee should be listed in section C of the CD.
01/17/2017: Post CD and Letter
01/17/2017: Audit review of revised CD reflects Sections B fee moved to Section C, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated 'B'.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.31%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 788; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 39.50 months reserves

300296924	bee29c6b-2f26-40d9-a3ec-fa827ab77e17	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Affiliated Business Disclosure not provided within 3 business days of application date.	The Affiliated Business Disclosure was dated XX/XX/XXXX and was not dated within 3 business days of the application date.	01/17/2017: Processor Cert regarding Affiliated Business Disclosure	01/17/2017: Audit acknowledges that the Lender is unable to produce said document within 3 days of application date, and loan will be rated a B.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.31%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 788; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 39.50 months reserves

300306329	5c8b6269-50ea-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.	02/07/2017: CDA	02/07/2017: A CDA report reflecting a value $1,350,000.00, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
300306329	913186f3-1e53-4672-aac7-7ad18c13239b	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Total of Payments is not accurate
The CD dated x  reflected total of payments as x.x  The actual total of payments is x.x an under-disclosure of x.x Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.
02/09/2017: Received post consummation CD with total of payments of $X,XXX,XXX.XX. Audit re-calculation of TOP is $X,XXX,XXX.XX which matches Lender. Condition cleared.
300306329	4542d226-9bec-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	The Final CD dated x/x/x Section F is missing the payee. Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.		02/09/2017: Received explanation letter and post closing CD reflecting payee in Section F. Condition cleared.
300306329	5380c0e6-f79a-4041-8a73-d2788f6d16bd	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error
The Closing Disclosure x  Contact Information section is incomplete.  The Settlement Agent's Contact CA License is missing. Plase note that a letter of explanation to the borrower along with proof of delivery must also be issued.
02/09/2017: Received explanation letter and post closing CD reflecting the Settlement Agent's contact person's license number. Condition cleared.
300306329	cc7ad113-a737-472f-97d5-381c1a032ad2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects A Credit Report Fee of $XX.XX with no resulting CoC for any subsequent disclosures. The CD dated XX/XX/XXXX reflects a Credit Report Fee of $XX.XX resulting in a $XX.XX refund due for cure.

300309795	fafe46b1-eed7-4fcb-9ec1-082e8bb7c9ee	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Total of Payments is not accurate	Audit reviewed TOP, and has determined that Total of Payments (TOP) over disclosure less than x is non-material. Loan will be graded a B.		Audit reviewed TOP, and has determined that Total of Payments (TOP) over disclosure less than $100 is non-material. Loan will be graded a B
300309795	cb2c3cd3-20c1-448f-bd72-85dcae687247	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure for the broker. If the broker is not affiliated with any other businesses, please provide an attestation stating such.	02/02/2017: Affiliated business disclosure attestation
02/02/2017: Audit reviewed the Lender Rebuttal, and has determined that the broker ABD is not required, as the lender does not allow their brokers to use affiliates even if they have affiliates. Condition cleared.

300309795	116e9be8-663e-4d06-9425-259e368d6715	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	HUD Homeownership Counseling Disclosure not provided within 3 days of application	The HUD Homeownership Counseling Disclosure was dated x/x/x and not provided within x business days of the application date.	02/02/2017: Homeownership counseling notice	02/02/2017: Audit review of HUD Homeownership Counseling Disclosure submitted is within three days of application date. Documentation submitted is deemed acceptable, condition cleared.
300309795	970df5bf-c898-487b-abf2-3ec86f0a1062	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Affiliated Business Disclosure not provided within 3 business days of application date.	The Lender's Affiliated Business Disclosure was dated x/x/x and was not executed or provided within x business days of the application date.	02/02/2017: Affiliated business disclosure	02/02/2017: Audit review of Affiliated Business Disclosure submitted is within three days of application date. Documentation submitted is deemed acceptable, condition cleared.
300309795	c892b7c4-52fc-40ef-8da2-6f45a83f52b4	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert Fee was not reflected in section B of the Closing Disclosure despite evidence of a flood cert in the file.  The Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
02/02/2017: Flood cert attestation
02/02/2017: Audit reviewed the Lender Rebuttal, and has determined that the documentation submitted serves as an attestation that no Flood Cert fee was charged to the borrower. Documentation submitted is deemed acceptable, condition cleared.

300309795	390871b4-a1f0-427a-a6cd-a07d9971ad25	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	RB	B	B	Compliance	Affiliated Business Disclosure not executed	Audit acknowledges that the Lender is unable to produce an executed copy of said document, and loan will be rated a B.		Audit acknowledges that the Lender is unable to produce an executed copy of said document, and loan will be rated a B.
300309795	cc7a4bb9-c4e3-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in file.		01/26/2017: A CDA report dated 01/02/2017 with a value of $1,175,000.00 and 0.00% variance from the appraised value. Condition cleared.
300309795	6cd96610-11e4-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
The Homeowner's Insurance Premium and Property Taxes in section F of the final Closing Disclosure are missing the name of the service provider and government entity. Please provide a LOE and confirmation of delivery to the borrowers.
02/02/2017: Post Consummation CD
02/02/2017: Audit review of revised CD includes Section F property taxes listing the number of months paid and payee. Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated 'B'.

300309795	190e370e-d6e3-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Origination Charges - Section A
x.x  PREPAIDS. Under the subheading “Prepaids” and in the applicable column as described in paragraph (g) of this section, an itemization of each amount for charges described in x.x the name of the person ultimately receiving the payment or government entity assessing the property tax, provided that the person ultimately receiving the payment need not be disclosed for the disclosure required by x.x when disclosed pursuant to this paragraph, and the total of all such itemized amounts that are designated borrower paid at or before closing
01/26/2017: non- material issue. The loan will be rated a B for all agencies.
300309795	654f253c-0550-455e-a46a-42896b0d0711	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessment as x.x a month vs. the calculated value of x.x a month.  The lender used the incorrect amount of x.x for the HOA vs. the actual amount of x.x
01/26/2017: CD Estimated Taxes, Insurance & Assessments section is a non-material grade B for difference of $XXX.XX. Loan will be rated a 'B' for all agencies.
300309795	dedda4c3-c4e3-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The Final Closing Disclosure Contact Information section is incomplete. The License Number of the Settlement Agent is missing. A LOE regarding the errors is required as well.	02/02/2017: Post Consummation CD
02/02/2017: Audit review of revised CD includes all contact information required for the Lender, Broker, Real Estate Agents and Settlement Agent. Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated a 'B'.

300306387	ea2ddfb6-11e4-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the file.		01/26/2017: A CDA report was provided on 01/06/2017 with a value of $800,000.00 and 0.00% variance from the $800,000.00 value. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.28%.; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 813.; Years in Field  Borrower has 20 years in Field.

300306387	7771be39-a7e4-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	CA	A	A	Credit	Missing hazard insurance declaration	The effective date of the Hazard Insurance is x/x/x which is after the note date. Please provide evidence of insurance at the time of closing. Additional conditions may apply.	02/06/2017: EOI effective on Funding Date	02/06/2017: Audit reviewed Evidence of Property Insurance, and has determined that the policy was active, as of the Funding date. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.28%.; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 813.; Years in Field  Borrower has 20 years in Field.

300306387	a419d6bd-11e4-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error
The Final Closing Disclosure Contact Information section is incomplete. The License Number of the Settlement Agent is missing. Please provide a corrected CD and LOE to the borrower within x days of consummation.
02/03/2017: Post CD and Letter
02/03/2017: Audit review of revised CD includes all contact information required for the Lender, Broker, Real Estate Agents and Settlement Agent. Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated a 'B'.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.28%.; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 813.; Years in Field  Borrower has 20 years in Field.

300306387	f4e05c2c-17e4-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	File is missing the Broker Affiliated Business Disclosure. If the broker is not affiliated with any other businesses, please provide an attestation stating such.	02/03/2017: LOE from CCO
02/03/2017: Audit reviewed the Lender Rebuttal, and has determined that the broker ABD is not required, as the lender does not allow their brokers to use affiliates even if they have affiliates. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.28%.; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 813.; Years in Field  Borrower has 20 years in Field.

300306387	3a95c151-14e4-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error
Section F, the Homeowner's Insurance and Property tax are missing the payee and taxing authority respectively. x.x PREPAIDS. Under the subheading “Prepaids” and in the applicable column as described in paragraph (g) of this section, an itemization of each amount for charges described in x.x the name of the person ultimately receiving the payment or government entity assessing the property tax and the homeowner's insurance premium provided that the person ultimately receiving the payment need not be disclosed for the disclosure required by x.x when disclosed pursuant to this paragraph, and the total of all such itemized amounts that are designated borrower paid at or before closing. Please provide a corrected CD, and LOE to the borrower within x days of consummation.
02/03/2017: Post CD and Letter
02/03/2017: Audit review of revised CD includes Section F Property Taxes and Hazard Insurance listing the number of months paid and payees. Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated 'B'.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.28%.; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 813.; Years in Field  Borrower has 20 years in Field.

300306387	1567d3fb-a8e4-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Incorrect disclosure of Origination Charges - Section A
Origination Charges must be presented to a borrower clearly and conspicuously and itemized for the borrower.  When Origination Charges includes a fee listed as Lender Fees. It is not meeting these requirements as the “Fees” have not been itemized for the borrower.  Reflecting Lender Fees, intimates to the borrower that this is a summary of fees which hasn’t been itemized.
01/26/17: Non material, loan will be graded a B.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.28%.; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 813.; Years in Field  Borrower has 20 years in Field.

300306387	d70bb05c-a9e4-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Fee was not reflected in section B of the Closing Disclosure despite evidence of a Flood report in the file. The Flood Report Fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided. Please provide a corrected CD and LOE to the borrower within x days of consummation.
02/03/2017: LOE from CCO
02/03/2017: Audit reviewed the Lender Rebuttal, and has determined that the documentation submitted serves as an attestation that no Flood Cert fee was charged to the borrower. Documentation submitted is deemed acceptable, condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.28%.; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 813.; Years in Field  Borrower has 20 years in Field.

300312334	222c7119-7751-4268-acc1-f4484e77cb34	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated business disclosure for the Broker
01/27/2017: Audit review of lender attestation statement regarding "Broker has no Affiliated Businesses" is deemed acceptable, condition cleared.1/26/2017: Although the LOE indicates the Lender does not permit the use of affiliated settlement service providers with the broker. An affiliated Business disclosure from the broker is required to determine if the broker has any affiliated businesses. Condition remains.

300312334	09db6dc8-3edf-e611-9c03-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	VA	A	A	Property	570 - Review Appraisal Missing	A CDA Report is missing from file.	01/25/2017: CDA	01/25/2017: A CDA report reflecting a value $750,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
300312334	cbd8074c-b4e1-e611-9e79-d8d385e1d166	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Closing Disclosure document error	The Home Owners Insurance line item in section F is missing the payee name. A Letter of Explanation and confirmation of delivery to the borrower is required		1/26/2017:A LOE and post close CD dated within 30 days of consummation was provided to indicate the homeowners insurance payee on section F. Loan will be graded a B for all agencies.
300312334	87a294a5-9217-4937-802b-b73e48157d7c	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	RB	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error
Missed: The final Closing Disclosure Contact Information section is incomplete. The license number of the Settlement agent is missing. A Letter of Explanation and confirmation of delivery to the borrower is required.
1/26/2017: A LOE and post close CD dated within 30 days of consummation was provided to indicate a license number for the settlement agent. Loan will be graded a B for all agencies.
300312334	1253be4f-7c0e-4f4e-a7a7-2d5c089b4192	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	RA	A	A	Compliance	Total of Payments is not accurate	X.X Over disclosure		1/23/2017: This finding is not material. Loan will be graded a B for all agencies
300312334	2026ceeb-e991-44b6-bcb8-02d177610232	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	RA	A	A	Compliance	Missing corresponding W.L.S.P. for Initial L.E. in File DID SHOP Fee (Section C)
Missing corresponding WLSP for Initial LE in File Did Shop Fee. Borrower selected a WLSP for Title Services- the WLSP does not reflect a x.x  Title Examination Fee which should be listed in Section B of CD.

1/26/2017: Since the SSPL disclosed a different provider for ALL title fees, all title fees were dropped to Section C since borrower DID shop for these charges, and thus they are NOT subject to any tolerance for increase. Please kindly waive this condition.
1/26/2017: Borrower chose a service provider that was not present on the WLSP, therefore all title fees are reflected in section C with unlimited tolerance. Condition rescinded.